As filed with the Securities and Exchange Commission on November 17, 2006

Securities Act File No. 333-103022

Investment Company Act File No. 811-21295

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 46	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 47 (Check appropriate box or boxes)	☒

JPMORGAN TRUST I

(Exact Name of Registrant Specified in Charter)

245 Park Avenue

New York, New York, 10167

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Stephen M. Benham, Esq.

J.P. Morgan Investment Management Inc.

245 Park Avenue

New York, NY 10167

(Name and Address of Agent for Service)

With copies to: John T. Fitzgerald, Esq. J.P. Morgan Investment Management Inc. 245 Park Ave. New York, NY 10167	With copies to: Alan G. Priest, Esq. Ropes & Gray LLP One Metro Center 700 12th Street, N.W., Suite 900 Washington, D.C. 20005-3948

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1).
☒	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS JANUARY , 2007

JPMorgan

International

Equity

Funds

Class A & Class C Shares

JPMorgan China Region Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan China Region Fund	1
The Fund’s Management and Administration	10
Additional Compensation to Financial Intermediaries	11
How to Do Business with the Fund	12
Purchasing Fund Shares	12
Sales Charges	16
Rule 12b-1 Fees	21
Networking and Sub-Transfer Agency Fees	21
Exchanging Fund Shares	21
Redeeming Fund Shares	23
Shareholder Information	27
Distributions and Taxes	27
Shareholder Statements and Reports	28
Availability of Proxy Voting Record	28
Portfolio Holdings Disclosure	28
Risk and Reward Elements for the Fund	29
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	34
How To Reach Us	Back cover

JPMorgan
    China Region Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks and strategies, please see pages 29–33.

The Fund’s Objective

The Fund will seek long-term capital growth.

The Fund’s Main Investment Strategy

Under normal market conditions, the Fund will invest at least 80% of the value of its Assets in equity securities of companies in the China region. “Assets” means net assets, plus the amount of borrowings for investment purposes. A company in the China region is one: that is organized under the laws of, or has a principal office in the People’s Republic of China (including Hong Kong and Macau) (China), or Taiwan; the principal securities market for which is China or Taiwan; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in China or Taiwan; or at least 50% of the assets of which are located in China or Taiwan.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. The Fund may sell short securities that it believes will underperform.

When the Fund’s sub-adviser, JF International Management Inc. (JFIMI) receives access and determines that the investment conditions are suitable for the Fund, the Fund may also invest in A-shares of Chinese companies listed on the Shanghai and Shenzhen Stock Exchanges.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Fund is not constrained by capitalization or style limits.

The Fund’s investments in equity securities may also include real estate investment trusts (REITs), which are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

While the Fund invests primarily in equities, it may also invest in debt securities. The Fund may invest in high yield securities which are below investment grade (junk bonds).

The Fund may invest any portion of its assets that is not in equity securities of China region companies in high-quality short-term money market instruments, repurchase agreements or equity securities of companies in countries outside of China or Taiwan. To temporarily defend its assets during adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments. These instruments may be in various currencies. The Fund’s sub-adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

The Fund may invest up to 20% of its total assets in debt securities issued by governmental entities and private issuers.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries.

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    China Region Fund

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The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investment Process

The Fund’s adviser is J.P. Morgan Investment Management Inc. (JPMIM). The Fund is managed by the sub-adviser using an active investment management style which focuses on both an analysis of macro factors and bottom-up stock selection.

The sub-adviser believes that the Greater China markets are inefficient and immature as demonstrated by the high and variable volatility of many regional markets and companies resulting from the high participation by speculative retail investors. The pricing anomalies in these markets, and the fact that publicly available information is limited, create attractive investment opportunities for experienced and knowledgeable professional investors.

Given that the direction of the economy and stock markets in the Greater China region, particularly China and Hong Kong, are closely linked to macro factors such as government policies, global economic data, commodities prices and supply/demand dynamics, the sub-adviser’s investment approach involves in-depth discussions and thorough analysis on these macro factors. The output of their analysis and discussions will serve as the building blocks for their sector and stock selection in individual countries.

In view of the limited public information available in the Greater China region, the sub-adviser conducts internal research and analysis on both macro economic factors and stock fundamentals, and relies less on third party data. The sub-adviser’s decisions are made primarily through subjective analysis and insights the sub-adviser gathered through company meetings and communications conducted by the country specialists based in Shanghai, Hong Kong and Taipei. In addition, the sub-adviser has access to the financial skills and research capabilities of the region’s established investment banks.

Stock selection is also an important part of the sub-adviser’s investment process. In general, the sub-adviser covers approximately 75-80% of the investable universe of China region companies and updates stock views on a weekly basis. The stock selection process is largely country specific, whereby individual country specialists have the responsibility to design and refine their stock selection process to cope with the dynamic local factors and market conditions. Apart from analyzing the impact of macro factors such as government policies and global economic data on individual stocks, there are also several common factors that the country specialists always focus on, such as:

•	competitive dynamics

•	industry structures

•	cyclicality and evolution

•	growth

•	corporate governance

•	liquidity

Country specialists are encouraged to visit a wide range of companies across a variety of sectors, and it is from these company visits that the sub-adviser can make qualitative assessments of the relative growth prospects of the companies concerned and their strategies to create shareholder value. The sub-adviser analyzes industries in which companies operate, the competitive landscape as well as the management strategy to enhance competitive advantage and returns. As part of the investment process, the country specialists not only meet the companies which fall within their core stock coverage, but they also meet with their competitors, distributors, suppliers and other stakeholders in order to obtain a complete analysis of the industry/company and other investment opportunities.

The Fund has access to the adviser’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

The Fund will sell securities if the sub-adviser believes the issuer of such securities no longer meets certain growth criteria, if certain political

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and economic events occur, or if it believes that more attractive opportunities are available.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions. If the frequency of trading is high, the Fund will have higher brokerage and related costs, and there may be additional tax consequences.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund is subject to management risk because it is an actively managed fund. The Fund may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Foreign Securities and Emerging Market Risk.  The Fund may invest all of its assets in foreign securities including securities in emerging markets. Investments in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of foreign markets. The risks associated with foreign securities are magnified in countries in “emerging markets,” such as those in the China region. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Fund’s yield on those securities would be decreased.

China Region Risk.  Investment in China and Taiwan is subject to legal, regulatory, monetary and economic risks. China is dominated by the one-party rule of the Communist Party. Investments in China involve greater control over the economy, political and legal uncertainties and currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support the economic reform programs implemented in 1978 and possibly return to the completely centrally planned economy that existed prior to 1978, and the risk of confiscatory taxation, and nationalization or expropriation of assets. The Chinese securities markets are emerging markets characterized by a relatively small number of equity issues and relatively low trading volume, resulting in substantially less liquidity and greater price volatility.

The Chinese government exercises significant control over China’s economic growth through the allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies. Taiwan’s political and economic relationship with China could adversely impact investments in Taiwan. The willingness and ability of the Chinese government to support the Chinese and Hong Kong economies is uncertain.

The growing interconnectivity of global economies and financial markets has increased the possibilities that conditions in one country or region might adversely impact the issuers of securities in a different country or region. In particular, the adoption or continuation of protectionist trade policies by one or more countries, or a slowdown in the U.S.

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    China Region Fund

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economy, could lead to a decrease in demand for Chinese, and Taiwanese products and reduced flows of private capital to these economies.

Brokerage commissions and other fees generally are higher for securities traded in Chinese and Taiwanese markets. Government supervision and regulation of Chinese and Taiwanese stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing transactions and custody in China and Taiwan also may involve delays in payment, delivery or recovery of money or investments.

Companies in the China region may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about China companies than about most U.S. companies.

At times, there is a high correlation among the Chinese and Taiwanese markets. Accordingly, because the Fund invests its assets primarily in these markets, it is subject to much greater risks of adverse events that occur in that region and may experience greater volatility than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, including conflicts and currency devaluations, even in countries in which the Fund is not invested, may adversely affect security values in other countries in the region and thus the Fund’s holdings.

The universe of A-share issues currently available in China to the sub-adviser may be limited as compared with the universe of equity securities available in other markets. There may also be a lower level of liquidity in China A-share markets, which are relatively smaller in terms of both combined total market value and the number of A-shares which are available for investment as compared to other markets. This could potentially lead to severe price volatility in China A-shares.

Because the Fund concentrates in a single region of the world, the Fund’s performance may be more volatile than that of a fund that invests globally. If China region securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Short Selling Risk.  The Fund’s investment strategy may involve more risk than other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

The Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell related long positions at disadvantageous times. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Taking short positions in securities and investing in derivatives each result in a form of leverage. Leverage involves special risks. There is no assurance that the Fund will leverage its portfolio or, if it does, that the Fund’s leveraging strategy will be successful. The Fund cannot assure you that the use of leverage will result in a higher return on your investment.

Depositary Receipt Risk.  The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Small Cap Company Risk.  Although the Fund may invest in equity investments of all companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be

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more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Convertible Securities Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk.  Securities rated in the lowest investment grade category by Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s Corporation (S&P), Fitch Ratings (Fitch) or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality, may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are considered predominantly speculative and are more sensitive to interest rate and economic changes and their issuers have a less secure financial position.

Investment Company Risk.  If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Government Agency Securities Risk.  Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Sovereign Debt Risk.  The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Real Estate Securities Risk.  The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities.

Temporary Defensive Positions. To respond to unusual circumstances, the Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund’s potential returns.

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    China Region Fund

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Repurchase Agreement Risk.  Repurchase agreements involve some risk to the Fund that the counterparty does not meet its obligation under the agreement.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

Non-diversified Fund Risk.  Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Redemption Risk.  The Fund may have to sell stocks at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other securities.

Privately Placed Securities Risk.  Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are pursuing a long-term goal such as retirement
•	want to add a non-U.S. investment with growth potential to further diversify a portfolio
•	want a fund that seeks to consistently outperform the markets in which it invests over the long term

The Fund is not designed for investors who:
•	are uncomfortable with the risks of international investing
•	are looking for a less aggressive stock investment
•	require regular income or stability of principal
•	are pursuing a short-term goal or investing emergency reserves

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The Fund’s Past Performance1

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based securities market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 10/31.

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    China Region Fund

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Estimated Investor Expenses for Class A and Class C Shares

The estimated expenses of Class A and Class C Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

	CLASS A SHARES		CLASS C SHARES
Maximum Sales Charge (Load) When You Buy Shares, Shown as % of the Offering Price*	5.25		NONE
Maximum Deferred Sales Charge (Load) Shown as % of Lower of Original Purchase Price or Redemption Proceeds	NONE	**	1.00
Redemption Fee on Shares Held Less than 60 Days as a % of Amount Redeemed/Exchanged	2.00		2.00

*	The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See “How to Do Business with the Fund.”

**	Except for purchases of $1 million or more. Please see “Sales Charges — Class A Shares.”

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS A AND CLASS C ASSETS)

	CLASS A SHARES	CLASS C SHARES
Management Fees	1.25	1.25
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees	0.25	0.25
Other Expenses[1]	0.65	0.65
Total Annual Operating Expenses	2.40	2.90
Fee Waivers and Expense Reimbursements[2]	(0.40)	(0.40)
Net Expenses[2]	2.00	2.50

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of Class A and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 2.00% and 2.50%, respectively, of their average daily net assets through 2/29/08. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

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Example

The example below is intended to help you compare the cost of investing in Class A and Class C Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 2/29/08 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

	1 YEAR	3 YEARS
CLASS A SHARES* ($)	717	1,198
CLASS C SHARES** ($)	353	860

IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:

	1 YEAR	3 YEARS
CLASS A SHARES* ($)	717	1,198
CLASS C SHARES ($)	253	860

*	Assumes sales charge is deducted when shares are purchased.

**	Assumes applicable deferred sales charge is deducted when shares are sold.

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The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Advisers

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JFIMI is the sub-adviser to the Fund. It makes the day-to-day investment decisions for the Fund. JPMIM pays JFIMI a subadvisory fee for its services. JFIMI is located at 21/F, Chater House, 8 Connaught Road, Central Hong Kong.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

JFIMI is a wholly-owned subsidiary of JPMorgan Asset Management (Asia) Inc., which is wholly-owned by JPMorgan Asset Management Holdings Inc.

The Fund pays the adviser a management fee of 1.25% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Managers

The management team is led by Howard Wang. Mr. Wang, a Managing Director, has been with JFIMI since 2005. Mr. Wang is a regional investment manager and head of the Greater China team which forms part of the Pacific Regional Group in Hong Kong. Prior to joining JFIMI, Mr. Wang was a Managing Director for Equities at Goldman Sachs and President of Goldman Sachs (Asia) Taipei branch and a Board Member of Goldman Sachs (Asia) LLC. Working with Mr. Wang will be Shumin Huang, Emerson Yip, Patrick Lung and Peter Tang. Ms. Huang, Vice President, has been with JFIMI since 2006. Prior to joining JFIMI, Ms. Huang was a managing director and head of the Asia-Pacific Energy and Chemicals team at Goldman Sachs. Mr. Yip, Vice President, has been with JFIMI since 2006. Prior to joining JFIMI, Mr. Yip spent eight years at Newbridge Capital where he was a director responsible for managing funds dedicated to private equity investment opportunities throughout Asia. Mr. Lung, Vice President, is a Hong Kong country specialist and has been with JFIMI since 1992. Mr. Tang, Vice President, is a Taiwan country specialist and has been with JFIMI since 1995.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Fund is provided in the Fund’s Statement of Additional Information.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

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The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class A and Class C Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days with the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its

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sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Fund’s own operational systems and procedures will identify and eliminate all market timing activities. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in omnibus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. As a result, the Fund is often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Fund.

The Fund has attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Fund will be able to effectively identify and eliminate market timing and abusive trading in the Fund particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Fund’s market timing policies and restrictions as uniformly as practicable to accounts with the Fund, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A and Class C Shares, all of which are available to the general public.

Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

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Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $50,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution fees, which are lower for Class A Shares. These fees appear in the table called Annual Operating Expenses for the Fund.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Fund has implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American or Caribbean equity securities, held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

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How do I open an account?

Read the prospectus carefully, and select the share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement. You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund. Subsequent investments must be at least $25.

Minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Fund reserves the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

A lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — Can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

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If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-A)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-A)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I automatically invest on a systematic basis?

Yes. You may purchase additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100. To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Fund currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell shares of the Fund. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The following table shows the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Fund’s Management and Administration.”

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To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Fund, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Fund is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

TOTAL SALES CHARGE FOR FUND1

AMOUNT OF PURCHASES	SALES CHARGE AS A % OF THE OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT	COMMISSION AS A % OF OFFERING PRICE
LESS THAN $50,000	5.25	5.54	4.75
$50,000–$99,999	4.50	4.71	4.05
$100,000–$249,999	3.50	3.63	3.05
$250,000–$499,999	2.50	2.56	2.05
$500,000–$999,999	2.00	2.04	1.60
$1,000,000 OR MORE*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in the Fund.

**	If you purchase $1 million or more of Class A Shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares during the first 12 months after purchase or 0.50% of the purchase price if you redeem any or all of the Class A Shares between 12 and 18 months after purchase. These charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A shares for Class A shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to broker-dealers for your cumulative investments of $1 million or more in Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charge

The Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the JPMorgan Funds in which you invest (as described below) even if such JPMorgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all JPMorgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the Fund that you would like to have one or more JPMorgan Funds linked together for purposes of reducing the initial sales charge.

•	Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A or Class C Shares of a JPMorgan Fund held in:

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1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the Fund if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the JPMorgan Funds may verify (1) the number of shares of the JPMorgan Funds held in your account(s) with the JPMorgan Funds, (2) the number of shares of the JPMorgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the JPMorgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

•	Letter of Intent: You may qualify for a reduction in the initial sales charge applicable on a current purchase of Class A Shares by signing a Letter of Intent committing you to purchase a certain amount of shares over a defined period of time. Provided you satisfy the minimum initial investment requirement, you may purchase Class A Shares of one or more JPMorgan Funds (other than a money market fund) over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. At your request, purchases made during the previous 90 days may be included toward the amount covered by the Letter of Intent. If you elect to include purchases made during the past 90 days toward fulfillment of your Letter of Intent, the 13-month period will be deemed to begin as of the date of the earliest purchase being counted toward fulfillment of your Letter of Intent. You should inform your Financial Intermediary or the Fund that you have a Letter of Intent each time you make an investment. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the net amount invested.

Additional information regarding the reduction of Class A sales charges is available in the Fund’s Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Funds if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another JPMorgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors or trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

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•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Share accounts subject to a $2,500 minimum investment requirement provided such accounts are opened directly from the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•	Financial Intermediaries or financial institutions who have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares).

•	Washington Management Corporation and its subsidiaries and affiliates.

5.	Bought by:

•	Affiliates of JPMorgan Chase and certain accounts (other than IRA Accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•	Certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•	Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or cli ents of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•	A Financial Intermediary, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

•	A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a JPMorgan Fund or acquired in an exchange of Select Class Shares of a JPMorgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a JPMorgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a JPMorgan Fund (except Class A Shares of a money market fund), but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

9.	Bought when one Fund invests in another JPMorgan Fund.

10.	Bought in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

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11.	Purchased during a JPMorgan Fund’s special offering.

12.	Bought by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at NAV per share, without any up-front sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

YEARS SINCE PURCHASE	CDSC AS A % OF DOLLAR AMOUNT SUBJECT TO CHARGE
0–1	1.00
AFTER FIRST YEAR	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Fund.

How the Class C CDSC Is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class C Shares, the CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Fund, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class C CDSC

No sales charge is imposed on redemptions of Class C Shares of the Fund:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of the Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Made within one year of a shareholder’s death or initial qualification for Social Security disability payments after the account is opened. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.	That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70-1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the JPMorgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

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5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class C Shares of other JPMorgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Share redemptions of the Fund if the shares were bought with proceeds from the sale of Class C Shares of a JPMorgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

The Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of the Fund attributable to Class A Shares.

2.	Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of the Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an up-front sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of the Fund may be exchanged for Class A Shares of another JPMorgan Fund or for another class of the same Fund. Class A Shares of

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the Fund may be exchanged for Morgan Shares of a JPMorgan money market fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Municipal Bond Fund and JPMorgan Ultra Short Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another JPMorgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of any other JPMorgan Fund may be exchanged for Class C Shares of another JPMorgan Fund, other than for Class C Shares of the Short Term Bond Funds.

All exchanges are subject to meeting any investment minimum or eligibility requirement. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

You can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charge — Class A Shares” or below.

If you exchange Class C Shares of the Fund for Class C Shares of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C shares of the Short Term Bond Funds. If you exchange Class C shares of the Short Term Bond Funds, your new Class C shares will be subject to the CDSC of the Fund into which you exchanged.

2.	The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Redeeming Fund Shares — Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not

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think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If you own Class A or Class C Shares and the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted, minus the amount of any applicable CDSC and/or redemption fee.

Do I pay a redemption fee?

If you sell or exchange your shares of the Fund offered in this prospectus within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold in addition to any applicable CDSC. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60-day holding period.

The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

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2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as a result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fees are paid to the Fund and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts, which may include omnibus accounts or retirement plan accounts, typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund may request information concerning individual shareholders, the Fund generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine.

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These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I redeem on a systematic basis?

Yes.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

If you select this option, please keep in mind that:

•	It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in the Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in the Fund each quarter.

The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in the Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Fund’s Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

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1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC or a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result you will not be charged a CDSC or a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares and pays any net investment income annually. The Fund declares and pays capital gain at least annually. You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. The amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive properly designated distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of stock or securities in foreign corporations, the Fund may elect to “pass through” to its shareholders the foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investments in certain debt obligations and derivative instruments may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, REITs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from the Fund, and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you

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received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half year you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose its 10 largest stock portfolio holdings and the percentages that each of these 10 largest stock portfolio holdings represent of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

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Risk and Reward Elements
for the Fund

This table identifies the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions
• The Fund’s share price and performance will fluctuate in response to stock market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds; equity investments may include common stocks, convertible securities, preferred stocks, depositary receipts (such as ADRs and EDRs), trust or partnership interests, warrants, rights, and investment company securities
• During severe market downturns, the Fund has the option of investing up to 100% of assets in high quality short-term instruments

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities choices and other management decisions	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses
• Except as noted earlier in this prospectus, the Fund manages the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”)

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates liquid assets to offset leverage risk

Exchange Traded Funds (ETFs) and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company	• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)[1]

1	Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

ETFs and other investment companies (continued)
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
•  Pursuant to Rule 12d1-1 of the 1940 Act, the Fund may invest an unlimited amount of its uninvested cash in a money market fund, subject to certain conditions.

Derivatives*
• Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Fund which can reduce returns

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Fund could make money and protect against losses if the investment analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark
• The Fund only establishes hedges that it expects will be highly correlated with underlying positions
• The Fund may use derivatives in an effort to produce increased income or gains

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

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Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives (continued)
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

Securities lending
• When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Fund may enhance income through the investment of the collateral received from the borrower
• The adviser maintains a list of approved borrowers
• The Fund receives collateral equal to at least 100% of the current value of securities loaned plus accrued interest
• The lending agents indemnify the Fund against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• The Fund may not invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high-quality short-term instruments (including repurchase agreements) and for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Short-term trading
• Increased trading could raise the Fund’s brokerage and related costs
• Increased short-term capital gains distributions could raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gains from short-term trading, would reduce the Fund’s returns.
	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

Short Selling
• Short sales may not have the intended effects and may result in losses
• The Fund may not be able to close out a short position at a particular time or at an acceptable price
• The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities
• Segregated assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility
• Short sales involve leverage risk, credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the stock at the time of the short sale
• If the SEC staff changes its current policy of permitting brokers executing the Fund’s short sales to hold proceeds of such short sales, the cost of such transactions would increase significantly and the Fund may be required to cease operations or change its investment objective
• The Fund could make money and protect against losses if management’s analysis proves correct • Short selling may allow the Fund to generate positive returns in declining markets
• The Fund will not engage in short selling if the total market value of all securities sold short would exceed 100% of the Fund’s net assets
• The Fund segregates liquid assets to cover short positions and offset a portion of the leverage risk
• The Fund makes short sales through brokers that the advisor has determined to be highly creditworthy

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Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of JPMorgan Investment Advisors), JPMDS, One Group Services Company (One Group Mutual Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-advisor to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and their current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the Commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

BOIA is now known as JPMorgan Investment Advisors Inc.

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co. All Rights Reserved.                          2007.

PR-INTEQABC-206

PROSPECTUS JANUARY   , 2007

JPMorgan

International

Equity

Funds

Select Class Shares

JPMorgan China Region Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan China Region Fund	1
The Fund’s Management and Administration	8
Additional Compensation to Financial Intermediaries	9
How to Do Business with the Fund	10
Purchasing Fund Shares	10
Networking and Sub-Transfer Agency Fees	14
Exchanging Fund Shares	14
Redeeming Fund Shares	15
Shareholder Information	18
Distributions and Taxes	18
Shareholder Statements and Reports	19
Availability of Proxy Voting Record	19
Portfolio Holdings Disclosure	19
Risk and Reward Elements for the Fund	20
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	25
How To Reach Us	Back cover

JPMorgan
    China Region Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks and strategies, please see pages 20–24.

The Fund’s Objective

The Fund will seek long-term capital growth.

The Fund’s Main Investment Strategy

Under normal market conditions, the Fund will invest at least 80% of the value of its Assets in equity securities of companies in the China region. “Assets” means net assets, plus the amount of borrowings for investment purposes. A company in the China region is one: that is organized under the laws of, or has a principal office in the People’s Republic of China (including Hong Kong and Macau) (China), or Taiwan; the principal securities market for which is China or Taiwan; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in China or Taiwan; or at least 50% of the assets of which are located in China or Taiwan.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. The Fund may sell short securities that it believes will underperform.

When the Fund’s sub-adviser, JF International Management Inc. (JFIMI) receives access and determines that the investment conditions are suitable for the Fund, the Fund may also invest in A-shares of Chinese companies listed on the Shanghai and Shenzhen Stock Exchanges.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Fund is not constrained by capitalization or style limits.

The Fund’s investments in equity securities may also include real estate investment trusts (REITs), which are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

While the Fund invests primarily in equities, it may also invest in debt securities. The Fund may invest in high yield securities which are below investment grade (junk bonds).

The Fund may invest any portion of its assets that is not in equity securities of China region companies in high-quality short-term money market instruments, repurchase agreements or equity securities of companies in countries outside of China or Taiwan. To temporarily defend its assets during adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments. These instruments may be in various currencies. The Fund’s sub-adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

The Fund may invest up to 20% of its total assets in debt securities issued by governmental entities and private issuers.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries.

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    China Region Fund

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The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investment Process

The Fund’s adviser is J.P. Morgan Investment Management Inc. (JPMIM). The Fund is managed by the sub-adviser using an active investment management style which focuses on both an analysis of macro factors and bottom-up stock selection.

The sub-adviser believes that the Greater China markets are inefficient and immature as demonstrated by the high and variable volatility of many regional markets and companies resulting from the high participation by speculative retail investors. The pricing anomalies in these markets, and the fact that publicly available information is limited, create attractive investment opportunities for experienced and knowledgeable professional investors.

Given that the direction of the economy and stock markets in the Greater China region, particularly China and Hong Kong, are closely linked to macro factors such as government policies, global economic data, commodities prices and supply/demand dynamics, the sub-adviser’s investment approach involves in-depth discussions and thorough analysis on these macro factors. The output of their analysis and discussions will serve as the building blocks for their sector and stock selection in individual countries.

In view of the limited public information available in the Greater China region, the sub-adviser conducts internal research and analysis on both macro economic factors and stock fundamentals, and relies less on third party data. The sub-adviser’s decisions are made primarily through subjective analysis and insights the sub-adviser gathered through company meetings and communications conducted by the country specialists based in Shanghai, Hong Kong and Taipei. In addition, the sub-adviser has access to the financial skills and research capabilities of the region’s established investment banks.

Stock selection is also an important part of the sub-adviser’s investment process. In general, the sub-adviser covers approximately 75-80% of the investable universe of China region companies and updates stock views on a weekly basis. The stock selection process is largely country specific, whereby individual country specialists have the responsibility to design and refine their stock selection process to cope with the dynamic local factors and market conditions. Apart from analyzing the impact of macro factors such as government policies and global economic data on individual stocks, there are also several common factors that the country specialists always focus on, such as:

•	competitive dynamics

•	industry structures

•	cyclicality and evolution

•	growth

•	corporate governance

•	liquidity

Country specialists are encouraged to visit a wide range of companies across a variety of sectors, and it is from these company visits that the sub-adviser can make qualitative assessments of the relative growth prospects of the companies concerned and their strategies to create shareholder value. The sub-adviser analyzes industries in which companies operate, the competitive landscape as well as the management strategy to enhance competitive advantage and returns. As part of the investment process, the country specialists not only meet the companies which fall within their core stock coverage, but they also meet with their competitors, distributors, suppliers and other stakeholders in order to obtain a complete analysis of the industry/company and other investment opportunities.

The Fund has access to the adviser’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

The Fund will sell securities if the sub-adviser believes the issuer of such securities no longer meets certain growth criteria, if certain political

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and economic events occur, or if it believes that more attractive opportunities are available.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions. If the frequency of trading is high, the Fund will have higher brokerage and related costs, and there may be additional tax consequences.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund is subject to management risk because it is an actively managed fund. The Fund may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Foreign Securities and Emerging Market Risk.  The Fund may invest all of its assets in foreign securities including securities in emerging markets. Investments in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of foreign markets. The risks associated with foreign securities are magnified in countries in “emerging markets,” such as those in the China region. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Fund’s yield on those securities would be decreased.

China Region Risk.  Investment in China and Taiwan is subject to legal, regulatory, monetary and economic risks. China is dominated by the one-party rule of the Communist Party. Investments in China involve greater control over the economy, political and legal uncertainties and currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support the economic reform programs implemented in 1978 and possibly return to the completely centrally planned economy that existed prior to 1978, and the risk of confiscatory taxation, and nationalization or expropriation of assets. The Chinese securities markets are emerging markets characterized by a relatively small number of equity issues and relatively low trading volume, resulting in substantially less liquidity and greater price volatility.

The Chinese government exercises significant control over China’s economic growth through the allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies. Taiwan’s political and economic relationship with China could adversely impact investments in Taiwan. The willingness and ability of the Chinese government to support the Chinese and Hong Kong economies is uncertain.

The growing interconnectivity of global economies and financial markets has increased the possibilities that conditions in one country or region might adversely impact the issuers of securities in a different country or region. In particular, the adoption or continuation of protectionist trade policies by one or more countries, or a slowdown in the U.S.

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JPMorgan
    China Region Fund

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economy, could lead to a decrease in demand for Chinese, and Taiwanese products and reduced flows of private capital to these economies.

Brokerage commissions and other fees generally are higher for securities traded in Chinese and Taiwanese markets. Government supervision and regulation of Chinese and Taiwanese stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing transactions and custody in China and Taiwan also may involve delays in payment, delivery or recovery of money or investments.

Companies in the China region may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about China companies than about most U.S. companies.

At times, there is a high correlation among the Chinese and Taiwanese markets. Accordingly, because the Fund invests its assets primarily in these markets, it is subject to much greater risks of adverse events that occur in that region and may experience greater volatility than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, including conflicts and currency devaluations, even in countries in which the Fund is not invested, may adversely affect security values in other countries in the region and thus the Fund’s holdings.

The universe of A-share issues currently available in China to the sub-adviser may be limited as compared with the universe of equity securities available in other markets. There may also be a lower level of liquidity in China A-share markets, which are relatively smaller in terms of both combined total market value and the number of A-shares which are available for investment as compared to other markets. This could potentially lead to severe price volatility in China A-shares.

Because the Fund concentrates in a single region of the world, the Fund’s performance may be more volatile than that of a fund that invests globally. If China region securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Short Selling Risk.  The Fund’s investment strategy may involve more risk than other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

The Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell related long positions at disadvantageous times. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Taking short positions in securities and investing in derivatives each result in a form of leverage. Leverage involves special risks. There is no assurance that the Fund will leverage its portfolio or, if it does, that the Fund’s leveraging strategy will be successful. The Fund cannot assure you that the use of leverage will result in a higher return on your investment.

Depositary Receipt Risk.  The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Small Cap Company Risk.  Although the Fund may invest in equity investments of all companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be

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more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Convertible Securities Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk.  Securities rated in the lowest investment grade category by Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s Corporation (S&P), Fitch Ratings (Fitch) or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality, may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are considered predominantly speculative and are more sensitive to interest rate and economic changes and their issuers have a less secure financial position.

Investment Company Risk.  If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Government Agency Securities Risk.  Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Sovereign Debt Risk.  The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Real Estate Securities Risk.  The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities.

Temporary Defensive Positions. To respond to unusual circumstances, the Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund’s potential returns.

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JPMorgan
    China Region Fund

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Repurchase Agreement Risk.  Repurchase agreements involve some risk to the Fund that the counterparty does not meet its obligation under the agreement.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

Non-diversified Fund Risk.  Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Redemption Risk.  The Fund may have to sell stocks at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other securities.

Privately Placed Securities Risk.  Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are pursuing a long-term goal such as retirement
•	want to add a non-U.S. investment with growth potential to further diversify a portfolio
•	want a fund that seeks to consistently outperform the markets in which it invests over the long term

The Fund is not designed for investors who:
•	are uncomfortable with the risks of international investing
•	are looking for a less aggressive stock investment
•	require regular income or stability of principal
•	are pursuing a short-term goal or investing emergency reserves

The Fund’s Past Performance1

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based securities market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 10/31.

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Estimated Investor Expenses for Select Class Shares

The estimated expenses of Select Class Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

SELECT CLASS SHARES
Redemption Fee on Shares Held Less than 60 Days as a % of Amount Redeemed/Exchanged	2.00

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

SELECT CLASS SHARES
Management Fees	1.25
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.25
Other Expenses[1]	0.65
Total Annual Operating Expenses	2.15
Fee Waivers and Expense Reimbursements[2]	(0.40)
Net Expenses[2]	1.75

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.75% of their average daily net assets through 2/29/08. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 2/29/08 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Select Class Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

	1 YEAR	3 YEARS
YOUR COST ($) (with or without redemption)	178	635

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The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Advisers

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JFIMI is the sub-adviser to the Fund. It makes the day-to-day investment decisions for the Fund. JPMIM pays JFIMI a subadvisory fee for its services. JFIMI is located at 21/F, Chater House, 8 Connaught Road, Central Hong Kong.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

JFIMI is a wholly-owned subsidiary of JPMorgan Asset Management (Asia) Inc., which is wholly-owned by JPMorgan Asset Management Holdings Inc.

The Fund pays the adviser a management fee of 1.25% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Managers

The management team is led by Howard Wang. Mr. Wang, a Managing Director, has been with JFIMI since 2005. Mr. Wang is a regional investment manager and head of the Greater China team which forms part of the Pacific Regional Group in Hong Kong. Prior to joining JFIMI, Mr. Wang was a Managing Director for Equities at Goldman Sachs and President of Goldman Sachs (Asia) Taipei branch and a Board Member of Goldman Sachs (Asia) LLC. Working with Mr. Wang will be Shumin Huang, Emerson Yip, Patrick Lung and Peter Tang. Ms. Huang, Vice President, has been with JFIMI since 2006. Prior to joining JFIMI, Ms. Huang was a managing director and head of the Asia-Pacific Energy and Chemicals team at Goldman Sachs. Mr. Yip, Vice President, has been with JFIMI since 2006. Prior to joining JFIMI, Mr. Yip spent eight years at Newbridge Capital where he was a director responsible for managing funds dedicated to private equity investment opportunities throughout Asia. Mr. Lung, Vice President, is a Hong Kong country specialist and has been with JFIMI since 1992. Mr. Tang, Vice President, is a Taiwan country specialist and has been with JFIMI since 1995.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Fund is provided in the Fund’s Statement of Additional Information.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan

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Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of Select Class Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

•	Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

•	Select Class Shares may also be purchased directly from the Funds by officers, directors or trustees, retirees and employees and their immediate families (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

See “How do I open an account?”

•	For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase and redemption orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly

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traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days within the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to identify market timers effectively, long-term shareholders may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Fund’s own operational systems and procedures will identify and eliminate all market-timing activities. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in omnibus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. As a result, the Fund is often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Fund has attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Fund will be able to effectively identify and eliminate market timing and abusive trading in the Fund particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Fund’s market timing policies and restrictions as uniformly as practicable to accounts with the Fund, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan Money Market Funds. Although these funds are managed in a manner

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that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American or Caribbean equity securities, held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

How do I open an account?

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. There are no minimum levels for subsequent purchases.

Select Class Shares shareholders who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum. Select Class Shares accounts of former One Group Funds opened on or before February 18, 2005 will be subject to a $200,000 minimum.

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005. Officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $2,500 minimum investment requirement provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Fund reserves the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be

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sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any redemption fee.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the
following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-SELECT)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

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Can I purchase shares over the telephone?
Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832

FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-SELECT)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine.

These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Select Class Shares of the Fund may be exchanged for Select Class Shares of another non-money market JPMorgan Fund or for another class of the same Fund. All exchanges are subject to meeting any investment minimum or eligibility requirements. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice. Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Redeeming Fund Shares — Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes. An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.

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Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.” Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described. Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders. A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares. You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information. We will need the names of the registered shareholders and your account number and other information before we can sell your shares. You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted, minus the amount of any applicable redemption fee.

Do I pay a redemption fee?

If you sell or exchange your shares of the Fund within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold in addition to any applicable CDSC. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be

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deemed to be held for 60 days for purposes of calculating the 60-day holding period.

The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as a result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fees are paid to the Fund and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts, which may include omnibus accounts or retirement plan accounts typically, provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund may request information concerning individual shareholders, the Fund generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application. Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a preexisting bank account on record with the Fund.

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The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result you will not be charged a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

JPMORGAN INTERNATIONAL EQUITY FUNDS

17

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares and pays any net investment income annually. The Fund declares and pays capital gain at least annually. You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. The amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive properly designated distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of stock or securities in foreign corporations, the Fund may elect to “pass through” to its shareholders the foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investments in certain debt obligations and derivative instruments may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, REITs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from the Fund, and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you

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received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half year you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose its 10 largest stock portfolio holdings and the percentages that each of these 10 largest stock portfolio holdings represent of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

JPMORGAN INTERNATIONAL EQUITY FUNDS

19

Risk and Reward Elements
for the Fund

This table identifies the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions
• The Fund’s share price and performance will fluctuate in response to stock market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds; equity investments may include common stocks, convertible securities, preferred stocks, depositary receipts (such as ADRs and EDRs), trust or partnership interests, warrants, rights, and investment company securities
• During severe market downturns, the Fund has the option of investing up to 100% of assets in high quality short-term instruments

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities choices and other management decisions	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses
• Except as noted earlier in this prospectus, the Fund manages the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”)

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates liquid assets to offset leverage risk

Exchange Traded Funds (ETFs) and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company	• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)[1]

1	Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

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21

Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

ETFs and other investment companies (continued)
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
•  Pursuant to Rule 12d1-1 of the 1940 Act, the Fund may invest an unlimited amount of its uninvested cash in a money market fund, subject to certain conditions.

Derivatives*
• Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Fund which can reduce returns

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Fund could make money and protect against losses if the investment analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark
• The Fund only establishes hedges that it expects will be highly correlated with underlying positions
• The Fund may use derivatives in an effort to produce increased income or gains

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives (continued)
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

Securities lending
• When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Fund may enhance income through the investment of the collateral received from the borrower
• The adviser maintains a list of approved borrowers
• The Fund receives collateral equal to at least 100% of the current value of securities loaned plus accrued interest
• The lending agents indemnify the Fund against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• The Fund may not invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high-quality short-term instruments (including repurchase agreements) and for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets

JPMORGAN INTERNATIONAL EQUITY FUNDS

23

Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Short-term trading
• Increased trading could raise the Fund’s brokerage and related costs
• Increased short-term capital gains distributions could raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gains from short-term trading, would reduce the Fund’s returns.
	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

Short Selling
• Short sales may not have the intended effects and may result in losses
• The Fund may not be able to close out a short position at a particular time or at an acceptable price
• The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities
• Segregated assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility
• Short sales involve leverage risk, credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the stock at the time of the short sale
• If the SEC staff changes its current policy of permitting brokers executing the Fund’s short sales to hold proceeds of such short sales, the cost of such transactions would increase significantly and the Fund may be required to cease operations or change its investment objective
• The Fund could make money and protect against losses if management’s analysis proves correct • Short selling may allow the Fund to generate positive returns in declining markets
• The Fund will not engage in short selling if the total market value of all securities sold short would exceed 100% of the Fund’s net assets
• The Fund segregates liquid assets to cover short positions and offset a portion of the leverage risk
• The Fund makes short sales through brokers that the advisor has determined to be highly creditworthy

JPMORGAN INTERNATIONAL EQUITY FUNDS

24

Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of JPMorgan Investment Advisors), JPMDS, One Group Services Company (One Group Mutual Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-advisor to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and their current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the Commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

BOIA is now known as JPMorgan Investment Advisors Inc.

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co. All Rights Reserved.                          2007.

PR-INTEQABC-206

PROSPECTUS JANUARY , 2007

JPMorgan

International

Equity

Funds

R Class Shares

JPMorgan China Region Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan China Region Fund	1
The Fund’s Management and Administration	8
Additional Compensation to Financial Intermediaries	9
How to Do Business with the Fund	10
Purchasing Fund Shares	10
Networking and Sub-Transfer Agency Fees	13
Exchanging Fund Shares	13
Redeeming Fund Shares	14
Shareholder Information	17
Distributions and Taxes	17
Shareholder Statements and Reports	18
Availability of Proxy Voting Record	18
Portfolio Holdings Disclosure	18
Risk and Reward Elements for the Fund	19
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	24
How To Reach Us	Back cover

JPMorgan
    China Region Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks and strategies, please see pages 19–23.

The Fund’s Objective

The Fund will seek long-term capital growth.

The Fund’s Main Investment Strategy

Under normal market conditions, the Fund will invest at least 80% of the value of its Assets in equity securities of companies in the China region. “Assets” means net assets, plus the amount of borrowings for investment purposes. A company in the China region is one: that is organized under the laws of, or has a principal office in the People’s Republic of China (including Hong Kong and Macau) (China), or Taiwan; the principal securities market for which is China or Taiwan; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in China or Taiwan; or at least 50% of the assets of which are located in China or Taiwan.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. The Fund may sell short securities that it believes will underperform.

When the Fund’s sub-adviser, JF International Management Inc. (JFIMI) receives access and determines that the investment conditions are suitable for the Fund, the Fund may also invest in A-shares of Chinese companies listed on the Shanghai and Shenzhen Stock Exchanges.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Fund is not constrained by capitalization or style limits.

The Fund’s investments in equity securities may also include real estate investment trusts (REITs), which are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

While the Fund invests primarily in equities, it may also invest in debt securities. The Fund may invest in high yield securities which are below investment grade (junk bonds).

The Fund may invest any portion of its assets that is not in equity securities of China region companies in high-quality short-term money market instruments, repurchase agreements or equity securities of companies in countries outside of China or Taiwan. To temporarily defend its assets during adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments. These instruments may be in various currencies. The Fund’s sub-adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

The Fund may invest up to 20% of its total assets in debt securities issued by governmental entities and private issuers.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries.

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The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investment Process

The Fund’s adviser is J.P. Morgan Investment Management Inc. (JPMIM). The Fund is managed by the sub-adviser using an active investment management style which focuses on both an analysis of macro factors and bottom-up stock selection.

The sub-adviser believes that the Greater China markets are inefficient and immature as demonstrated by the high and variable volatility of many regional markets and companies resulting from the high participation by speculative retail investors. The pricing anomalies in these markets, and the fact that publicly available information is limited, create attractive investment opportunities for experienced and knowledgeable professional investors.

Given that the direction of the economy and stock markets in the Greater China region, particularly China and Hong Kong, are closely linked to macro factors such as government policies, global economic data, commodities prices and supply/demand dynamics, the sub-adviser’s investment approach involves in-depth discussions and thorough analysis on these macro factors. The output of their analysis and discussions will serve as the building blocks for their sector and stock selection in individual countries.

In view of the limited public information available in the Greater China region, the sub-adviser conducts internal research and analysis on both macro economic factors and stock fundamentals, and relies less on third party data. The sub-adviser’s decisions are made primarily through subjective analysis and insights the sub-adviser gathered through company meetings and communications conducted by the country specialists based in Shanghai, Hong Kong and Taipei. In addition, the sub-adviser has access to the financial skills and research capabilities of the region’s established investment banks.

Stock selection is also an important part of the sub-adviser’s investment process. In general, the sub-adviser covers approximately 75-80% of the investable universe of China region companies and updates stock views on a weekly basis. The stock selection process is largely country specific, whereby individual country specialists have the responsibility to design and refine their stock selection process to cope with the dynamic local factors and market conditions. Apart from analyzing the impact of macro factors such as government policies and global economic data on individual stocks, there are also several common factors that the country specialists always focus on, such as:

•	competitive dynamics

•	industry structures

•	cyclicality and evolution

•	growth

•	corporate governance

•	liquidity

Country specialists are encouraged to visit a wide range of companies across a variety of sectors, and it is from these company visits that the sub-adviser can make qualitative assessments of the relative growth prospects of the companies concerned and their strategies to create shareholder value. The sub-adviser analyzes industries in which companies operate, the competitive landscape as well as the management strategy to enhance competitive advantage and returns. As part of the investment process, the country specialists not only meet the companies which fall within their core stock coverage, but they also meet with their competitors, distributors, suppliers and other stakeholders in order to obtain a complete analysis of the industry/company and other investment opportunities.

The Fund has access to the adviser’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

The Fund will sell securities if the sub-adviser believes the issuer of such securities no longer meets certain growth criteria, if certain political

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and economic events occur, or if it believes that more attractive opportunities are available.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions. If the frequency of trading is high, the Fund will have higher brokerage and related costs, and there may be additional tax consequences.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund is subject to management risk because it is an actively managed fund. The Fund may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Foreign Securities and Emerging Market Risk.  The Fund may invest all of its assets in foreign securities including securities in emerging markets. Investments in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of foreign markets. The risks associated with foreign securities are magnified in countries in “emerging markets,” such as those in the China region. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Fund’s yield on those securities would be decreased.

China Region Risk.  Investment in China and Taiwan is subject to legal, regulatory, monetary and economic risks. China is dominated by the one-party rule of the Communist Party. Investments in China involve greater control over the economy, political and legal uncertainties and currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support the economic reform programs implemented in 1978 and possibly return to the completely centrally planned economy that existed prior to 1978, and the risk of confiscatory taxation, and nationalization or expropriation of assets. The Chinese securities markets are emerging markets characterized by a relatively small number of equity issues and relatively low trading volume, resulting in substantially less liquidity and greater price volatility.

The Chinese government exercises significant control over China’s economic growth through the allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies. Taiwan’s political and economic relationship with China could adversely impact investments in Taiwan. The willingness and ability of the Chinese government to support the Chinese and Hong Kong economies is uncertain.

The growing interconnectivity of global economies and financial markets has increased the possibilities that conditions in one country or region might adversely impact the issuers of securities in a different country or region. In particular, the adoption or continuation of protectionist trade policies by one or more countries, or a slowdown in the U.S.

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economy, could lead to a decrease in demand for Chinese, and Taiwanese products and reduced flows of private capital to these economies.

Brokerage commissions and other fees generally are higher for securities traded in Chinese and Taiwanese markets. Government supervision and regulation of Chinese and Taiwanese stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing transactions and custody in China and Taiwan also may involve delays in payment, delivery or recovery of money or investments.

Companies in the China region may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about China companies than about most U.S. companies.

At times, there is a high correlation among the Chinese and Taiwanese markets. Accordingly, because the Fund invests its assets primarily in these markets, it is subject to much greater risks of adverse events that occur in that region and may experience greater volatility than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, including conflicts and currency devaluations, even in countries in which the Fund is not invested, may adversely affect security values in other countries in the region and thus the Fund’s holdings.

The universe of A-share issues currently available in China to the sub-adviser may be limited as compared with the universe of equity securities available in other markets. There may also be a lower level of liquidity in China A-share markets, which are relatively smaller in terms of both combined total market value and the number of A-shares which are available for investment as compared to other markets. This could potentially lead to severe price volatility in China A-shares.

Because the Fund concentrates in a single region of the world, the Fund’s performance may be more volatile than that of a fund that invests globally. If China region securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Short Selling Risk.  The Fund’s investment strategy may involve more risk than other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

The Fund may have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell related long positions at disadvantageous times. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Taking short positions in securities and investing in derivatives each result in a form of leverage. Leverage involves special risks. There is no assurance that the Fund will leverage its portfolio or, if it does, that the Fund’s leveraging strategy will be successful. The Fund cannot assure you that the use of leverage will result in a higher return on your investment.

Depositary Receipt Risk.  The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Small Cap Company Risk.  Although the Fund may invest in equity investments of all companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be

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more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Convertible Securities Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk.  Securities rated in the lowest investment grade category by Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s Corporation (S&P), Fitch Ratings (Fitch) or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality, may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are considered predominantly speculative and are more sensitive to interest rate and economic changes and their issuers have a less secure financial position.

Investment Company Risk.  If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Government Agency Securities Risk.  Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Sovereign Debt Risk.  The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Real Estate Securities Risk.  The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities.

Temporary Defensive Positions. To respond to unusual circumstances, the Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund’s potential returns.

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Repurchase Agreement Risk.  Repurchase agreements involve some risk to the Fund that the counterparty does not meet its obligation under the agreement.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

Non-diversified Fund Risk.  Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Redemption Risk.  The Fund may have to sell stocks at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other securities.

Privately Placed Securities Risk.  Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are pursuing a long-term goal such as retirement
•	want to add a non-U.S. investment with growth potential to further diversify a portfolio
•	want a fund that seeks to consistently outperform the markets in which it invests over the long term

The Fund is not designed for investors who:
•	are uncomfortable with the risks of international investing
•	are looking for a less aggressive stock investment
•	require regular income or stability of principal
•	are pursuing a short-term goal or investing emergency reserves

The Fund’s Past Performance1

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based securities market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 10/31.

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Estimated Investor Expenses for R Class Shares

The estimated expenses of the R Class Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

R CLASS SHARES
Redemption Fee on Shares Held Less than 60 Days as a % of Amount Redeemed/Exchanged	2.00

1	The JPMorgan China Region Fund charges a redemption fee of 2.00% of the value of shares sold. However, the redemption fee does not apply to bona fide asset allocation programs. The JPMorgan SmartRetirement Funds are considered asset allocation programs within the stated exceptions to the excessive trading limits and redemption fees.

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM R CLASS ASSETS)

R CLASS SHARES
Management Fees	1.25
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.05
Other Expenses[1]	0.65
Total Annual Operating Expenses	1.95
Fee Waivers and Expense Reimbursements[2]	(0.40)
Net Expenses[2]	1.55

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the R Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.55% of their average daily net assets through 2/29/08. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in R Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 2/29/08 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the R Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS
YOUR COST ($) (with or without redemption)	158	578

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The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Advisers

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JFIMI is the sub-adviser to the Fund. It makes the day-to-day investment decisions for the Fund. JPMIM pays JFIMI a subadvisory fee for its services. JFIMI is located at 21/F, Chater House, 8 Connaught Road, Central Hong Kong.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

JFIMI is a wholly-owned subsidiary of JPMorgan Asset Management (Asia) Inc., which is wholly-owned by JPMorgan Asset Management Holdings Inc.

The Fund pays the adviser a management fee of 1.25% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Managers

The management team is led by Howard Wang. Mr. Wang, a Managing Director, has been with JFIMI since 2005. Mr. Wang is a regional investment manager and head of the Greater China team which forms part of the Pacific Regional Group in Hong Kong. Prior to joining JFIMI, Mr. Wang was a Managing Director for Equities at Goldman Sachs and President of Goldman Sachs (Asia) Taipei branch and a Board Member of Goldman Sachs (Asia) LLC. Working with Mr. Wang will be Shumin Huang, Emerson Yip, Patrick Lung and Peter Tang. Ms. Huang, Vice President, has been with JFIMI since 2006. Prior to joining JFIMI, Ms. Huang was a managing director and head of the Asia-Pacific Energy and Chemicals team at Goldman Sachs. Mr. Yip, Vice President, has been with JFIMI since 2006. Prior to joining JFIMI, Mr. Yip spent eight years at Newbridge Capital where he was a director responsible for managing funds dedicated to private equity investment opportunities throughout Asia. Mr. Lung, Vice President, is a Hong Kong country specialist and has been with JFIMI since 1992. Mr. Tang, Vice President, is a Taiwan country specialist and has been with JFIMI since 1995.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Fund is provided in the Fund’s Statement of Additional Information.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan

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Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.05% of the average daily net assets of the R Class Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.05% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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How to Do Business with the Fund

PURCHASING FUND SHARES

Who can buy shares?

Shares may be purchased by the JPMorgan SmartRetirement Funds.

Shares may also be purchased by 401(k) and other retirement plans administered by the Retirement Plan Services affiliate of JPMorgan Chase Bank, N.A.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days with the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Fund’s own operational

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systems and procedures will identify and eliminate all market timing activities. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in omnibus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. As a result, the Fund is often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Fund.

The Fund has attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Fund will be able to effectively identify and eliminate market timing and abusive trading in the Fund particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Fund’s market timing policies and restrictions as uniformly as practicable to accounts with the Fund, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Fund has implemented fair value pricing on a daily basis for all equity securities, except for North American, Central

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American, South American or Caribbean equity securities, held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

How do I open an account?

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any redemption fee.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

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JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-R)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-R)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

R Class Shares of the Fund may be exchanged for R Class Shares of another JPMorgan Fund or for any other class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirement. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

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•	All required documentation in proper form accompanies your exchange request.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Redeeming Fund Shares — Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

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The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted.

Do I pay a redemption fee?

If you sell or exchange your shares of the Fund offered in this prospectus within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60-day holding period.

The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as a result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fees are paid to the Fund and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts, which may include omnibus accounts or retirement plan accounts, typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one

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another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund may request information concerning individual shareholders, the Fund generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result you will not be charged a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares and pays any net investment income annually. The Fund declares and pays capital gain at least annually. You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. The amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive properly designated distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of stock or securities in foreign corporations, the Fund may elect to “pass through” to its shareholders the foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investments in certain debt obligations and derivative instruments may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, REITs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from the Fund, and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you

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Shareholder Information

CONTINUED

received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half year you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose its 10 largest stock portfolio holdings and the percentages that each of these 10 largest stock portfolio holdings represent of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

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Risk and Reward Elements
for the Fund

This table identifies the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions
• The Fund’s share price and performance will fluctuate in response to stock market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds; equity investments may include common stocks, convertible securities, preferred stocks, depositary receipts (such as ADRs and EDRs), trust or partnership interests, warrants, rights, and investment company securities
• During severe market downturns, the Fund has the option of investing up to 100% of assets in high quality short-term instruments

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities choices and other management decisions	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses
• Except as noted earlier in this prospectus, the Fund manages the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”)

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates liquid assets to offset leverage risk

Exchange Traded Funds (ETFs) and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company	• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)[1]

1	Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

ETFs and other investment companies (continued)
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
•  Pursuant to Rule 12d1-1 of the 1940 Act, the Fund may invest an unlimited amount of its uninvested cash in a money market fund, subject to certain conditions.

Derivatives*
• Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Fund which can reduce returns

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Fund could make money and protect against losses if the investment analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark
• The Fund only establishes hedges that it expects will be highly correlated with underlying positions
• The Fund may use derivatives in an effort to produce increased income or gains

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

JPMORGAN INTERNATIONAL EQUITY FUNDS

21

Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives (continued)
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

Securities lending
• When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Fund may enhance income through the investment of the collateral received from the borrower
• The adviser maintains a list of approved borrowers
• The Fund receives collateral equal to at least 100% of the current value of securities loaned plus accrued interest
• The lending agents indemnify the Fund against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• The Fund may not invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high-quality short-term instruments (including repurchase agreements) and for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Short-term trading
• Increased trading could raise the Fund’s brokerage and related costs
• Increased short-term capital gains distributions could raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gains from short-term trading, would reduce the Fund’s returns.
	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

Short Selling
• Short sales may not have the intended effects and may result in losses
• The Fund may not be able to close out a short position at a particular time or at an acceptable price
• The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities
• Segregated assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility
• Short sales involve leverage risk, credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the stock at the time of the short sale
• If the SEC staff changes its current policy of permitting brokers executing the Fund’s short sales to hold proceeds of such short sales, the cost of such transactions would increase significantly and the Fund may be required to cease operations or change its investment objective
• The Fund could make money and protect against losses if management’s analysis proves correct • Short selling may allow the Fund to generate positive returns in declining markets
• The Fund will not engage in short selling if the total market value of all securities sold short would exceed 100% of the Fund’s net assets
• The Fund segregates liquid assets to cover short positions and offset a portion of the leverage risk
• The Fund makes short sales through brokers that the advisor has determined to be highly creditworthy

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Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of JPMorgan Investment Advisors), JPMDS, One Group Services Company (One Group Mutual Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-advisor to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and their current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the Commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

BOIA is now known as JPMorgan Investment Advisors Inc.

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co. All Rights Reserved.                          2007.

PR-INTEQABC-206

PROSPECTUS JANUARY , 2007

JPMorgan

International

Equity

Funds

Class A & Class C Shares

JPMorgan India Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan India Fund	1
The Fund’s Management and Administration	8
Additional Compensation to Financial Intermediaries	9
How to Do Business with the Fund	10
Purchasing Fund Shares	10
Sales Charges	14
Rule 12b-1 Fees	19
Networking and Sub-Transfer Agency Fees	19
Exchanging Fund Shares	19
Redeeming Fund Shares	21
Shareholder Information	25
Distributions and Taxes	25
Shareholder Statements and Reports	26
Availability of Proxy Voting Record	26
Portfolio Holdings Disclosure	26
Risk and Reward Elements for the Fund	27
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	31
How To Reach Us	Back cover

JPMorgan
    India Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks and strategies, please see pages 27–30.

The Fund’s Objective

The Fund will seek long-term capital growth.

The Fund’s Main Investment Strategy

Under normal market conditions, the Fund will invest at least 80% of the value of its Assets in equity securities of Indian companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. An Indian company is any company: that is organized under the laws of, or has a principal office in India; the principal securities market for which is India; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in India; or at least 50% of the assets of which are located in India.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Fund is not constrained by capitalization or style limits.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

While the Fund invests primarily in equities, it may also invest in debt securities. The Fund may invest in high yield securities which are below investment grade (junk bonds).

The Fund may invest any portion of its assets that is not in equity securities of Indian companies in high-quality short-term money market instruments, repurchase agreements or equity securities of companies in countries outside of India. To temporarily defend its assets during adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments. These instruments may be in various currencies. The Fund’s sub-adviser, JF International Management Inc. (JFIMI) also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

The Fund may invest up to 20% of its total assets in debt securities issued by governmental entities and private issuers.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

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    India Fund

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Investment Process

The Fund’s adviser is J.P. Morgan Investment Management Inc. (JPMIM). The Fund is managed by the sub-adviser using an active style of portfolio management which focuses on stock selection conducted by experienced country specialists. The sub-adviser employs a dedicated team of India specialists, located both within and outside India.

The sub-adviser believes that emerging markets such as India are generally immature as demonstrated by the high and variable volatility of these markets and of the individual companies within these markets. The high levels of market participation by speculative retail investors creates many pricing anomalies less common in developed markets. Thus, the sub-adviser focuses on active and fundamental research, relying less on published data and more on subjective analysis conducted primarily through company visits by Indian country specialists.

In managing the Fund, the sub-adviser seeks to add value primarily through stock selection decisions. In evaluating investment opportunities, the sub-adviser considers several criteria, including growth prospects, valuation, productive use of capital, competitive positioning, and corporate governance.

Indian country specialists are encouraged to visit a wide range of companies across a variety of sectors, and it is from these company visits that the sub-adviser can make qualitative assessments of the relative growth prospects of the companies concerned and their strategies to create shareholder value. The sub-adviser analyzes industries in which companies operate, the competitive landscape as well as the management strategy to enhance competitive advantage and returns. As part of the investment process, the country specialists not only meet the companies which fall outside their core stock coverage, but they also meet with their competitors, distributors, suppliers and other stakeholders in order to obtain a complete analysis of the industry/company and other investment opportunities.

The portfolio manager is responsible for implementing the recommendations of the country specialists, who make their recommendations based on their extensive research. The sub-adviser prefers to construct a concentrated portfolio, thereby facilitating greater knowledge of the underlying holdings. The Fund also has access to the adviser’s team of global fund managers who may add insight at the sectoral, economic or other levels.

The Fund has access to the adviser’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

The Fund will sell securities if the sub-adviser believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions. If the frequency of trading is high, the Fund will have higher brokerage and related costs, and there may be additional tax consequences.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund is subject to management risk because it is an actively managed fund. The Fund may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities

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goes down, your investment in the Fund decreases in value.

Foreign Securities and Emerging Market Risk. The Fund may invest all of its assets in foreign securities including securities in emerging markets. Investments in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of foreign markets. The risks associated with foreign securities are magnified in countries in “emerging markets,” such as India. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Fund’s yield on those securities would be decreased.

India Risk.  Investments in India can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. Political and economic structures in India generally lack the social, political and economic stability of more developed nations. The share prices of companies in India tend to be volatile and there is a significant possibility of loss. Governmental actions can have a significant effect on the economic conditions in India, which could adversely affect the value and liquidity of the Fund’s investments. Although the government of India has recently begun to institute economic reform policies, there can be no assurance that it will continue to pursue such policies or, if it does, that such policies will succeed.

The laws of India relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed or different from such laws in the United States. The risk of loss may also be increased because there may be less information available about Indian issuers since they are not subject to the extensive accounting, auditing and financial reporting standards and practices which are applicable in the United States. There is also a lower level of regulation and monitoring of the Indian securities market and its participants than in other more developed markets.

It may be more difficult to obtain and/or enforce a judgment in the courts of India than it is in the United States. In addition, unanticipated political or social developments may affect the value of the Fund’s investments in India and the availability to the Fund of additional investments. Monsoons and other natural disasters also can affect the value of Fund investments.

The stock markets in India are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industry in India is comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. In some cases, physical delivery of securities in small lots has been required in India and a shortage of vault capacity and trained personnel has existed among qualified custodial Indian banks. The Fund may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends. If trading volume is limited by operational difficulties, the ability of the Fund to invest its assets may be impaired.

Settlement of securities transactions in India are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund was heavily invested, the Fund’s ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Fund may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Fund may have to sell more liquid securities which it would not otherwise choose to sell.

Because investing in India involves investing in rupees, the value of the assets of the Fund as measured by U.S. dollars may be adversely affected by changes in currency exchange rates. Such rates

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JPMorgan
    India Fund

CONTINUED

may fluctuate significantly over short periods of time causing the Fund’s net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. At times the portfolio manager may (but is not required to) use hedging techniques (such as forward contracts and options) to attempt to mitigate the adverse effects of foreign currency fluctuations.

Because the Fund concentrates in a single region of the world, the Fund’s performance may be more volatile than that of a fund that invests globally. If Indian securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Depositary Receipt Risk.  The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Small Cap Company Risk.  Although the Fund may invest in equity investments of all companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Convertible Securities Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk.  Securities rated in the lowest investment grade category by Moody’s Investor Service Inc. (Moody’s), Standard & Poor’s Corporation (S&P), Fitch Ratings (Fitch) or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality, may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are considered predominantly speculative and are more sensitive to interest rate and economic changes and their issuers have a less secure financial position.

Investment Company Risk.  If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Government Agency Securities Risk.   Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Sovereign Debt Risk.  The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental

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entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Temporary Defensive Positions.  To respond to unusual circumstances, the Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund’s potential returns.

Repurchase Agreement Risk.  Repurchase agreements involve some risk to the Fund that the counterparty does not meet its obligation under the agreement.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

Non-diversified Fund Risk.  Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Redemption Risk.  The Fund may have to sell stocks at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other securities.

Privately Placed Securities Risk.  Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are pursuing a long-term goal such as retirement
•	want to add a non-U.S. investment with growth potential to further diversify a portfolio
•	want a fund that seeks to consistently outperform the markets in which it invests over the long term

The Fund is not designed for investors who:
•	are uncomfortable with the risks of international investing
•	are looking for a less aggressive stock investment
•	require regular income or stability of principal
•	are pursuing a short-term goal or investing emergency reserves

The Fund’s Past Performance1

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based securities market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 10/31.

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JPMorgan
    India Fund

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Estimated Investor Expenses for Class A and Class C Shares

The estimated expenses of Class A and Class C Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

	CLASS A SHARES		CLASS C SHARES
Maximum Sales Charge (Load) When You Buy Shares, Shown as % of the Offering Price*	5.25		NONE
Maximum Deferred Sales Charge (Load) Shown as % of Lower of Original Purchase Price or Redemption Proceeds	NONE	**	1.00
Redemption Fee on Shares Held Less than 60 Days as a % of Amount Redeemed/Exchanged	2.00		2.00

*	The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See “How to Do Business with the Fund.”

**	Except for purchases of $1 million or more. Please see “Sales Charges — Class A Shares.”

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS A AND CLASS C ASSETS)

	CLASS A SHARES	CLASS C SHARES
Management Fees	1.25	1.25
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees	0.25	0.25
Other Expenses[1]	0.72	0.72
Total Annual Operating Expenses	2.47	2.97
Fee Waivers and Expense Reimbursements[2]	(0.47)	(0.47)
Net Expenses[2]	2.00	2.50

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of Class A and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 2.00% and 2.50%, respectively, of their average daily net assets through 2/29/08. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

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Example

The example below is intended to help you compare the cost of investing in Class A and Class C Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 2/29/08 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

	1 YEAR	3 YEARS
CLASS A SHARES* ($)	717	1,212
CLASS C SHARES** ($)	353	874

IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:

	1 YEAR	3 YEARS
CLASS A SHARES* ($)	717	1,212
CLASS C SHARES ($)	253	874

*	Assumes sales charge is deducted when shares are purchased.

**	Assumes applicable deferred sales charge is deducted when shares are sold.

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The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Advisers

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JFIMI is the sub-adviser to the Fund. It makes the day-to-day investment decisions for the Fund. JPMIM pays JFIMI a subadvisory fee for its services. JFIMI is located at 21/F, Chater House, 8 Connaught Road, Central Hong Kong.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

JFIMI is a wholly-owned subsidiary of JPMorgan Asset Management (Asia) Inc., which is wholly-owned by JPMorgan Asset Management Holdings Inc.

The Fund pays the adviser a management fee of 1.25% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advi sory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Managers

The management team is led by Edward Pulling. Mr. Pulling, a Managing Director, is a regional investment manager with the Pacific Regional Group in Hong Kong. He joined JFIMI in 1995 as an investment manager specializing in Asian emerging markets including the Indian subcontinent. Working with Mr. Pulling will be Rukhshad Shroff, Rajenda Nair and Harshad Patwardhan. Mr. Shroff, a Managing Director, is an investment manager and an India country specialist with the Pacific Regional Group in Hong Kong. Mr. Shroff joined Jardine Fleming Broking India Pvt. Ltd. (JFBIPL) in 1994 as an equity analyst. Mr. Shroff joined JFIMI in 2003. He is a CFA charterholder. Mr. Nair, Vice President, is an investment manager and an India country specialist with the Pacific Regional Group in Hong Kong. Mr. Nair joined JFBIPL in 2000 and joined JFIMI in 2005. Mr. Patwardhan, Vice President, joined JFIMI in 2006 as an investment manager and an India country specialist with the Pacific Regional Group in India. Prior to joining JFIMI, Mr. Patwardhan worked as a senior analyst at Deutsche Equities India Pvt. Ltd from 2004 to 2006, and from 2000 to 2004, Mr. Patwardhan was an analyst at JPMorgan India Pvt. Ltd covering oil and gas, petrochemicals, automobiles, engineering and power utilities sectors. He is a CFA charterholder.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Fund is provided in the Fund’s Statement of Additional Information.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding fund of funds and money market funds) in the JPMorgan

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Funds Complex and 0.075% of average daily net assets over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class A and Class C Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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{h6}PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days with the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its

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sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Fund’s own operational systems and procedures will identify and eliminate all market timing activities. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in omnibus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. As a result, the Fund is often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Fund.

The Fund has attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Fund will be able to effectively identify and eliminate market timing and abusive trading in the Fund particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Fund’s market timing policies and restrictions as uniformly as practicable to accounts with the Fund, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A and Class C Shares, all of which are available to the general public.

Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

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Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $50,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an up-front sales charge. Please see “Sales Charges.”

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution fees, which are lower for Class A Shares. These fees appear in the table called Annual Operating Expenses for the Fund.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Fund has implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American or Caribbean equity securities, held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

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How do I open an account?

Read the prospectus carefully, and select the share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement. You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund. Subsequent investments must be at least $25.

Minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Fund reserves the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

A lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — Can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

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If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832 FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-A)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-A)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I automatically invest on a systematic basis?

Yes. You may purchase additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100. To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Fund currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell shares of the Fund. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The following table shows the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Fund’s Management and Administration.”

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To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Fund, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Fund is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

TOTAL SALES CHARGE FOR FUND1

AMOUNT OF PURCHASES	SALES CHARGE AS A % OF THE OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT	COMMISSION AS A % OF OFFERING PRICE
Less than $50,000	5.25	5.54	4.75
$50,000–$99,999	4.50	4.71	4.05
$100,000–$249,999	3.50	3.63	3.05
$250,000–$499,999	2.50	2.56	2.05
$500,000–$999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in the Fund.

**	If you purchase $1 million or more of Class A Shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares during the first 12 months after purchase or 0.50% of the purchase price if you redeem any or all of the Class A Shares between 12 and 18 months after purchase. These charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to broker-dealers for your cumulative investments of $1 million or more in Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charge

The Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the JPMorgan Funds in which you invest (as described below) even if such JPMorgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all JPMorgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the Fund that you would like to have one or more JPMorgan Funds linked together for purposes of reducing the initial sales charge.

•	Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A or Class C Shares of a JPMorgan Fund held in:

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1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the Fund if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the JPMorgan Funds may verify (1) the number of shares of the JPMorgan Funds held in your account(s) with the JPMorgan Funds, (2) the number of shares of the JPMorgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the JPMorgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

•	Letter of Intent: You may qualify for a reduction in the initial sales charge applicable on a current purchase of Class A Shares by signing a Letter of Intent committing you to purchase a certain amount of shares over a defined period of time. Provided you satisfy the minimum initial investment requirement, you may purchase Class A Shares of one or more JPMorgan Funds (other than a money market fund) over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. At your request, purchases made during the previous 90 days may be included toward the amount covered by the Letter of Intent. If you elect to include purchases made during the past 90 days toward fulfillment of your Letter of Intent, the 13-month period will be deemed to begin as of the date of the earliest purchase being counted toward fulfillment of your Letter of Intent. You should inform your Financial Intermediary or the Fund that you have a Letter of Intent each time you make an investment. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the net amount invested.

Additional information regarding the reduction of Class A sales charges is available in the Fund’s Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Funds if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another JPMorgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors or trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

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•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Share accounts subject to a $2,500 minimum investment requirement provided such accounts are opened directly from the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•	Financial Intermediaries or financial institutions who have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares).

•	Washington Management Corporation and its subsidiaries and affiliates.

5.	Bought by:

•	Affiliates of JPMorgan Chase and certain accounts (other than IRA Accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•	Certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•	Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or cli ents of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•	A Financial Intermediary, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

•	A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a JPMorgan Fund or acquired in an exchange of Select Class Shares of a JPMorgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a JPMorgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a JPMorgan Fund (except Class A Shares of a money market fund), but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

9.	Bought when one Fund invests in another JPMorgan Fund.

10.	Bought in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

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11.	Purchased during a JPMorgan Fund’s special offering.

12.	Bought by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at NAV per share, without any up-front sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

YEARS SINCE PURCHASE	CDSC AS A % OF DOLLAR AMOUNT SUBJECT TO CHARGE
0–1	1.00
AFTER FIRST YEAR	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Fund.

How the Class C CDSC Is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class C Shares, the CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Fund, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class C CDSC

No sales charge is imposed on redemptions of Class C Shares of the Fund:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of the Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Made within one year of a shareholder’s death or initial qualification for Social Security disability payments after the account is opened. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.	That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70-1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the JPMorgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

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5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class C Shares of other JPMorgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Share redemptions of the Fund if the shares were bought with proceeds from the sale of Class C Shares of a JPMorgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

The Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Finan cial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of the Fund attributable to Class A Shares.

2.	Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of the Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an up-front sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of the Fund may be exchanged for Class A Shares of another JPMorgan Fund or for another class of the same Fund. Class A Shares of

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the Fund may be exchanged for Morgan Shares of a JPMorgan money market fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Municipal Bond Fund and JPMorgan Ultra Short Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another JPMorgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of any other JPMorgan Fund may be exchanged for Class C Shares of another JPMorgan Fund, other than for Class C Shares of the Short Term Bond Funds.

All exchanges are subject to meeting any investment minimum or eligibility requirement. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

You can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

If you exchange Class C Shares of the Fund for Class C Shares of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchanged.

2.	The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Redeeming Fund Shares — Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

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REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If you own Class A or Class C Shares and the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted, minus the amount of any applicable CDSC and/or redemption fee.

Do I pay a redemption fee?

If you sell or exchange your shares of the Fund offered in this prospectus within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold in addition to any applicable CDSC. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60-day holding period.

The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of

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the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as a result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fees are paid to the Fund and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts, which may include omnibus accounts or retirement plan accounts, typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund may request information concerning individual shareholders, the Fund generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

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You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I redeem on a systematic basis?

Yes.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

If you select this option, please keep in mind that:

•	It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in the Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in the Fund each quarter.

The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in the Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Fund’s Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC or a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result you

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will not be charged a CDSC or a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares and pays any net investment income annually. The Fund declares and pays capital gain at least annually. You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. The amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive properly designated distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long- term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of stock or securities in foreign corporations, the Fund may elect to “pass through” to its shareholders the foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investments in certain debt obligations and derivative instruments may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from the Funds, and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed are available online at www.jpmorganfunds.com.

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Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half year you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose its 10 largest stock portfolio holdings and the percentages that each of these 10 largest stock portfolio holdings represent of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

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Risk and Reward Elements
for the Fund

This table identifies the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions
• The Fund’s share price and performance will fluctuate in response to stock market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds; equity investments may include common stocks, convertible securities, preferred stocks, depositary receipts (such as ADRs and EDRs), trust or partnership interests, warrants, rights, and investment company securities
• During severe market downturns, the Fund has the option of investing up to 100% of assets in high quality short-term instruments

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Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities choices and other management decisions	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses
• Except as noted earlier in this prospectus, the Fund manages the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”)

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates liquid assets to offset leverage risk

Exchange Traded Funds (ETFs) and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company	• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)[1]

1	Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

ETFs and other investment companies (continued)
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
•  Pursuant to Rule 12d1-1 of the 1940 Act, the Fund may invest an unlimited amount of its uninvested cash in a money market fund, subject to certain conditions.

Derivatives*
• Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Fund which can reduce returns

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Fund could make money and protect against losses if the investment analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark
• The Fund only establishes hedges that it expects will be highly correlated with underlying positions
• The Fund may use derivatives in an effort to produce increased income or gains

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

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Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives (continued)
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

Securities lending
• When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Fund may enhance income through the investment of the collateral received from the borrower
• The adviser maintains a list of approved borrowers
• The Fund receives collateral equal to at least 100% of the current value of securities loaned plus accrued interest
• The lending agents indemnify the Fund against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• The Fund may not invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high-quality short-term instruments (including repurchase agreements) and for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets

Short-term trading
• Increased trading could raise the Fund’s brokerage and related costs
• Increased short-term capital gains distributions could raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gains from short-term trading, would reduce the Fund’s returns.
	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

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Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of JPMorgan Investment Advisors), JPMDS, One Group Services Company (One Group Mutual Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-advisor to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and their current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the Commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

BOIA is now known as JPMorgan Investment Advisors Inc.

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co. All Rights Reserved.                          2007.

PR-INTEQABC-206

PROSPECTUS JANUARY , 2007

JPMorgan

International

Equity

Funds

Select Class Shares

JPMorgan India Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan India Fund	1
The Fund’s Management and Administration	7
Additional Compensation to Financial Intermediaries	8
How to Do Business with the Fund	9
Purchasing Fund Shares	9
Networking and Sub-Transfer Agency Fees	13
Exchanging Fund Shares	13
Redeeming Fund Shares	14
Shareholder Information	17
Distributions and Taxes	17
Shareholder Statements and Reports	18
Availability of Proxy Voting Record	18
Portfolio Holdings Disclosure	18
Risk and Reward Elements for the Fund	19
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	23
How To Reach Us	Back cover

JPMorgan
    India Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks and strategies, please see pages 19–22.

The Fund’s Objective

The Fund will seek long-term capital growth.

The Fund’s Main Investment Strategy

Under normal market conditions, the Fund will invest at least 80% of the value of its Assets in equity securities of Indian companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. An Indian company is any company: that is organized under the laws of, or has a principal office in India; the principal securities market for which is India; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in India; or at least 50% of the assets of which are located in India.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Fund is not constrained by capitalization or style limits.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

While the Fund invests primarily in equities, it may also invest in debt securities. The Fund may invest in high yield securities which are below investment grade (junk bonds).

The Fund may invest any portion of its assets that is not in equity securities of Indian companies in high-quality short-term money market instruments, repurchase agreements or equity securities of companies in countries outside of India. To temporarily defend its assets during adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments. These instruments may be in various currencies. The Fund’s sub-adviser, JF International Management Inc. (JFIMI) also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

The Fund may invest up to 20% of its total assets in debt securities issued by governmental entities and private issuers.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

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JPMorgan
    India Fund

CONTINUED

Investment Process

The Fund’s adviser is J.P. Morgan Investment Management Inc. (JPMIM). The Fund is managed by the sub-adviser using an active style of portfolio management which focuses on stock selection conducted by experienced country specialists. The sub-adviser employs a dedicated team of India specialists, located both within and outside India.

The sub-adviser believes that emerging markets such as India are generally immature as demonstrated by the high and variable volatility of these markets and of the individual companies within these markets. The high levels of market participation by speculative retail investors creates many pricing anomalies less common in developed markets. Thus, the sub-adviser focuses on active and fundamental research, relying less on published data and more on subjective analysis conducted primarily through company visits by Indian country specialists.

In managing the Fund, the sub-adviser seeks to add value primarily through stock selection decisions. In evaluating investment opportunities, the sub-adviser considers several criteria, including growth prospects, valuation, productive use of capital, competitive positioning, and corporate governance.

Indian country specialists are encouraged to visit a wide range of companies across a variety of sectors, and it is from these company visits that the sub-adviser can make qualitative assessments of the relative growth prospects of the companies concerned and their strategies to create shareholder value. The sub-adviser analyzes industries in which companies operate, the competitive landscape as well as the management strategy to enhance competitive advantage and returns. As part of the investment process, the country specialists not only meet the companies which fall outside their core stock coverage, but they also meet with their competitors, distributors, suppliers and other stakeholders in order to obtain a complete analysis of the industry/company and other investment opportunities.

The portfolio manager is responsible for implementing the recommendations of the country specialists, who make their recommendations based on their extensive research. The sub-adviser prefers to construct a concentrated portfolio, thereby facilitating greater knowledge of the underlying holdings. The Fund also has access to the adviser’s team of global fund managers who may add insight at the sectoral, economic or other levels.

The Fund has access to the adviser’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

The Fund will sell securities if the sub-adviser believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions. If the frequency of trading is high, the Fund will have higher brokerage and related costs, and there may be additional tax consequences.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund is subject to management risk because it is an actively managed fund. The Fund may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities

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goes down, your investment in the Fund decreases in value.

Foreign Securities and Emerging Market Risk. The Fund may invest all of its assets in foreign securities including securities in emerging markets. Investments in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of foreign markets. The risks associated with foreign securities are magnified in countries in “emerging markets,” such as India. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Fund’s yield on those securities would be decreased.

India Risk.  Investments in India can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. Political and economic structures in India generally lack the social, political and economic stability of more developed nations. The share prices of companies in India tend to be volatile and there is a significant possibility of loss. Governmental actions can have a significant effect on the economic conditions in India, which could adversely affect the value and liquidity of the Fund’s investments. Although the government of India has recently begun to institute economic reform policies, there can be no assurance that it will continue to pursue such policies or, if it does, that such policies will succeed.

The laws of India relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed or different from such laws in the United States. The risk of loss may also be increased because there may be less information available about Indian issuers since they are not subject to the extensive accounting, auditing and financial reporting standards and practices which are applicable in the United States. There is also a lower level of regulation and monitoring of the Indian securities market and its participants than in other more developed markets.

It may be more difficult to obtain and/or enforce a judgment in the courts of India than it is in the United States. In addition, unanticipated political or social developments may affect the value of the Fund’s investments in India and the availability to the Fund of additional investments. Monsoons and other natural disasters also can affect the value of Fund investments.

The stock markets in India are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industry in India is comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. In some cases, physical delivery of securities in small lots has been required in India and a shortage of vault capacity and trained personnel has existed among qualified custodial Indian banks. The Fund may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends. If trading volume is limited by operational difficulties, the ability of the Fund to invest its assets may be impaired.

Settlement of securities transactions in India are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund was heavily invested, the Fund’s ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Fund may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Fund may have to sell more liquid securities which it would not otherwise choose to sell.

Because investing in India involves investing in rupees, the value of the assets of the Fund as measured by U.S. dollars may be adversely affected by changes in currency exchange rates. Such rates

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JPMorgan
    India Fund

CONTINUED

may fluctuate significantly over short periods of time causing the Fund’s net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. At times the portfolio manager may (but is not required to) use hedging techniques (such as forward contracts and options) to attempt to mitigate the adverse effects of foreign currency fluctuations.

Because the Fund concentrates in a single region of the world, the Fund’s performance may be more volatile than that of a fund that invests globally. If Indian securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Depositary Receipt Risk.  The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Small Cap Company Risk.  Although the Fund may invest in equity investments of all companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Convertible Securities Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk.  Securities rated in the lowest investment grade category by Moody’s Investor Service Inc. (Moody’s), Standard & Poor’s Corporation (S&P), Fitch Ratings (Fitch) or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality, may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are considered predominantly speculative and are more sensitive to interest rate and economic changes and their issuers have a less secure financial position.

Investment Company Risk.  If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Government Agency Securities Risk.   Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Sovereign Debt Risk.  The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental

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entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Temporary Defensive Positions.  To respond to unusual circumstances, the Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund’s potential returns.

Repurchase Agreement Risk.  Repurchase agreements involve some risk to the Fund that the counterparty does not meet its obligation under the agreement.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

Non-diversified Fund Risk.  Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Redemption Risk.  The Fund may have to sell stocks at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other securities.

Privately Placed Securities Risk.  Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are pursuing a long-term goal such as retirement
•	want to add a non-U.S. investment with growth potential to further diversify a portfolio
•	want a fund that seeks to consistently outperform the markets in which it invests over the long term

The Fund is not designed for investors who:
•	are uncomfortable with the risks of international investing
•	are looking for a less aggressive stock investment
•	require regular income or stability of principal
•	are pursuing a short-term goal or investing emergency reserves

The Fund’s Past Performance1

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based securities market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 10/31.

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JPMorgan
    India Fund

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Estimated Investor Expenses for Select Class Shares

The estimated expenses of Select Class Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

SELECT CLASS SHARES
Redemption Fee on Shares Held Less than 60 Days as a % of Amount Redeemed/Exchanged	2.00

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

SELECT CLASS SHARES
Management Fees	1.25
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.25
Other Expenses[1]	0.72
Total Annual Operating Expenses	2.22
Fee Waivers and Expense Reimbursements[2]	(0.47)
Net Expenses[2]	1.75

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.75% of their average daily net assets through 2/29/08. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 2/29/08 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Select Class Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

	1 YEAR	3 YEARS
YOUR COST ($) (with or without redemption)	178	649

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The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Advisers

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JFIMI is the sub-adviser to the Fund. It makes the day-to-day investment decisions for the Fund. JPMIM pays JFIMI a subadvisory fee for its services. JFIMI is located at 21/F, Chater House, 8 Connaught Road, Central Hong Kong.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

JFIMI is a wholly-owned subsidiary of JPMorgan Asset Management (Asia) Inc., which is wholly-owned by JPMorgan Asset Management Holdings Inc.

The Fund pays the adviser a management fee of 1.25% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Managers

The management team is led by Edward Pulling. Mr. Pulling, a Managing Director, is a regional investment manager with the Pacific Regional Group in Hong Kong. He joined JFIMI in 1995 as an investment manager specializing in Asian emerging markets including the Indian subcontinent. Working with Mr. Pulling will be Rukhshad Shroff, Rajenda Nair and Harshad Patwardhan. Mr. Shroff, a Managing Director, is an investment manager and an India country specialist with the Pacific Regional Group in Hong Kong. Mr. Shroff joined Jardine Fleming Broking India Pvt. Ltd. (JFBIPL) in 1994 as an equity analyst. Mr. Shroff joined JFIMI in 2003. He is a CFA charterholder. Mr. Nair, Vice President, is an investment manager and an India country specialist with the Pacific Regional Group in Hong Kong. Mr. Nair joined JFBIPL in 2000 and joined JFIMI in 2005. Mr. Patwardhan, Vice President, joined JFIMI in 2006 as an investment manager and an India country specialist with the Pacific Regional Group in India. Prior to joining JFIMI, Mr. Patwardhan worked as a senior analyst at Deutsche Equities India Pvt. Ltd from 2004 to 2006, and from 2000 to 2004, Mr. Patwardhan was an analyst at JPMorgan India Pvt. Ltd covering oil and gas, petrochemicals, automobiles, engineering and power utilities sectors. He is a CFA charterholder.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Fund is provided in the Fund’s Statement of Additional Information.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding fund of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

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The Fund’s Management and Administration

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The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of Select Class Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

•	Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

•	Select Class Shares may also be purchased directly from the Funds by officers, directors or trustees, retirees and employees and their immediate families (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

See “How do I open an account?”

•	For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase and redemption orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly

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traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days within the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to identify market timers effectively, long-term shareholders may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Fund’s own operational systems and procedures will identify and eliminate all market-timing activities. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in omnibus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. As a result, the Fund is often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Fund has attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Fund will be able to effectively identify and eliminate market timing and abusive trading in the Fund particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Fund’s market timing policies and restrictions as uniformly as practicable to accounts with the Fund, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan Money Market Funds. Although these funds are managed in a manner

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that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American or Caribbean equity securities, held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

How do I open an account?

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. There are no minimum levels for subsequent purchases.

Select Class Shares shareholders who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum. Select Class Shares accounts of former One Group Funds opened on or before February 18, 2005 will be subject to a $200,000 minimum.

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005. Officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $2,500 minimum investment requirement provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Fund reserves the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be

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sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any redemption fee.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-SELECT)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

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Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-SELECT)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine.

These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Select Class Shares of the Fund may be exchanged for Select Class Shares of another non-money market JPMorgan Fund or for another class of the same Fund. All exchanges are subject to meeting any investment minimum or eligibility requirements. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice. Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Redeeming Fund Shares — Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes. An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.

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Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.” Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described. Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders. A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares. You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information. We will need the names of the registered shareholders and your account number and other information before we can sell your shares. You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted, minus the amount of any applicable redemption fee.

Do I pay a redemption fee?

If you sell or exchange your shares of the Fund within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold in addition to any applicable CDSC. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be

JPMORGAN INTERNATIONAL EQUITY FUNDS

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deemed to be held for 60 days for purposes of calculating the 60-day holding period.

The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as a result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fees are paid to the Fund and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts, which may include omnibus accounts or retirement plan accounts typically, provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund may request information concerning individual shareholders, the Fund generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application. Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a preexisting bank account on record with the Fund.

JPMORGAN INTERNATIONAL EQUITY FUNDS

15

How to Do Business with the Fund

CONTINUED

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result you will not be charged a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

JPMORGAN INTERNATIONAL EQUITY FUNDS

16

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares and pays any net investment income annually. The Fund declares and pays capital gain at least annually. You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. The amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive properly designated distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long- term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of stock or securities in foreign corporations, the Fund may elect to “pass through” to its shareholders the foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investments in certain debt obligations and derivative instruments may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from the Funds, and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed are available online at www.jpmorganfunds.com.

JPMORGAN INTERNATIONAL EQUITY FUNDS

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Shareholder Information

CONTINUED

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half year you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose its 10 largest stock portfolio holdings and the percentages that each of these 10 largest stock portfolio holdings represent of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

JPMORGAN INTERNATIONAL EQUITY FUNDS

18

Risk and Reward Elements
for the Fund

This table identifies the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions
• The Fund’s share price and performance will fluctuate in response to stock market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds; equity investments may include common stocks, convertible securities, preferred stocks, depositary receipts (such as ADRs and EDRs), trust or partnership interests, warrants, rights, and investment company securities
• During severe market downturns, the Fund has the option of investing up to 100% of assets in high quality short-term instruments

JPMORGAN INTERNATIONAL EQUITY FUNDS

19

Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities choices and other management decisions	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses
• Except as noted earlier in this prospectus, the Fund manages the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”)

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates liquid assets to offset leverage risk

Exchange Traded Funds (ETFs) and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company	• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)[1]

1	Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

JPMORGAN INTERNATIONAL EQUITY FUNDS

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P R O S P E C T U S    JANUARY XX

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

ETFs and other investment companies (continued)
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
•  Pursuant to Rule 12d1-1 of the 1940 Act, the Fund may invest an unlimited amount of its uninvested cash in a money market fund, subject to certain conditions.

Derivatives*
• Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Fund which can reduce returns

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Fund could make money and protect against losses if the investment analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark
• The Fund only establishes hedges that it expects will be highly correlated with underlying positions
• The Fund may use derivatives in an effort to produce increased income or gains

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

JPMORGAN INTERNATIONAL EQUITY FUNDS

21

Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives (continued)
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

Securities lending
• When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Fund may enhance income through the investment of the collateral received from the borrower
• The adviser maintains a list of approved borrowers
• The Fund receives collateral equal to at least 100% of the current value of securities loaned plus accrued interest
• The lending agents indemnify the Fund against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• The Fund may not invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high-quality short-term instruments (including repurchase agreements) and for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets

Short-term trading
• Increased trading could raise the Fund’s brokerage and related costs
• Increased short-term capital gains distributions could raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gains from short-term trading, would reduce the Fund’s returns.
	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

JPMORGAN INTERNATIONAL EQUITY FUNDS

22

Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of JPMorgan Investment Advisors), JPMDS, One Group Services Company (One Group Mutual Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-advisor to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and their current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the Commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

BOIA is now known as JPMorgan Investment Advisors Inc.

JPMORGAN INTERNATIONAL EQUITY FUNDS

23

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co. All Rights Reserved.                          2007.

PR-INTEQABC-206

PROSPECTUS JANUARY , 2007

JPMorgan

International

Equity

Funds

R Class Shares

JPMorgan India Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan India Fund	1
The Fund’s Management and Administration	7
Additional Compensation to Financial Intermediaries	8
How to Do Business with the Fund	9
Purchasing Fund Shares	9
Networking and Sub-Transfer Agency Fees	12
Exchanging Fund Shares	12
Redeeming Fund Shares	13
Shareholder Information	16
Distributions and Taxes	16
Shareholder Statements and Reports	17
Availability of Proxy Voting Record	17
Portfolio Holdings Disclosure	17
Risk and Reward Elements for the Fund	18
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	22
How To Reach Us	Back cover

JPMorgan
    India Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks and strategies, please see pages 18–21.

The Fund’s Objective

The Fund will seek long-term capital growth.

The Fund’s Main Investment Strategy

Under normal market conditions, the Fund will invest at least 80% of the value of its Assets in equity securities of Indian companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. An Indian company is any company: that is organized under the laws of, or has a principal office in India; the principal securities market for which is India; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in India; or at least 50% of the assets of which are located in India.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Fund is not constrained by capitalization or style limits.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

While the Fund invests primarily in equities, it may also invest in debt securities. The Fund may invest in high yield securities which are below investment grade (junk bonds).

The Fund may invest any portion of its assets that is not in equity securities of Indian companies in high-quality short-term money market instruments, repurchase agreements or equity securities of companies in countries outside of India. To temporarily defend its assets during adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments. These instruments may be in various currencies. The Fund’s sub-adviser, JF International Management Inc. (JFIMI) also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

The Fund may invest up to 20% of its total assets in debt securities issued by governmental entities and private issuers.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

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Investment Process

The Fund’s adviser is J.P. Morgan Investment Management Inc. (JPMIM). The Fund is managed by the sub-adviser using an active style of portfolio management which focuses on stock selection conducted by experienced country specialists. The sub-adviser employs a dedicated team of India specialists, located both within and outside India.

The sub-adviser believes that emerging markets such as India are generally immature as demonstrated by the high and variable volatility of these markets and of the individual companies within these markets. The high levels of market participation by speculative retail investors creates many pricing anomalies less common in developed markets. Thus, the sub-adviser focuses on active and fundamental research, relying less on published data and more on subjective analysis conducted primarily through company visits by Indian country specialists.

In managing the Fund, the sub-adviser seeks to add value primarily through stock selection decisions. In evaluating investment opportunities, the sub-adviser considers several criteria, including growth prospects, valuation, productive use of capital, competitive positioning, and corporate governance.

Indian country specialists are encouraged to visit a wide range of companies across a variety of sectors, and it is from these company visits that the sub-adviser can make qualitative assessments of the relative growth prospects of the companies concerned and their strategies to create shareholder value. The sub-adviser analyzes industries in which companies operate, the competitive landscape as well as the management strategy to enhance competitive advantage and returns. As part of the investment process, the country specialists not only meet the companies which fall outside their core stock coverage, but they also meet with their competitors, distributors, suppliers and other stakeholders in order to obtain a complete analysis of the industry/company and other investment opportunities.

The portfolio manager is responsible for implementing the recommendations of the country specialists, who make their recommendations based on their extensive research. The sub-adviser prefers to construct a concentrated portfolio, thereby facilitating greater knowledge of the underlying holdings. The Fund also has access to the adviser’s team of global fund managers who may add insight at the sectoral, economic or other levels.

The Fund has access to the adviser’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

The Fund will sell securities if the sub-adviser believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions. If the frequency of trading is high, the Fund will have higher brokerage and related costs, and there may be additional tax consequences.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund is subject to management risk because it is an actively managed fund. The Fund may not achieve its objective if the sub-adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities

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goes down, your investment in the Fund decreases in value.

Foreign Securities and Emerging Market Risk. The Fund may invest all of its assets in foreign securities including securities in emerging markets. Investments in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of foreign markets. The risks associated with foreign securities are magnified in countries in “emerging markets,” such as India. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Fund’s yield on those securities would be decreased.

India Risk.  Investments in India can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. Political and economic structures in India generally lack the social, political and economic stability of more developed nations. The share prices of companies in India tend to be volatile and there is a significant possibility of loss. Governmental actions can have a significant effect on the economic conditions in India, which could adversely affect the value and liquidity of the Fund’s investments. Although the government of India has recently begun to institute economic reform policies, there can be no assurance that it will continue to pursue such policies or, if it does, that such policies will succeed.

The laws of India relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed or different from such laws in the United States. The risk of loss may also be increased because there may be less information available about Indian issuers since they are not subject to the extensive accounting, auditing and financial reporting standards and practices which are applicable in the United States. There is also a lower level of regulation and monitoring of the Indian securities market and its participants than in other more developed markets.

It may be more difficult to obtain and/or enforce a judgment in the courts of India than it is in the United States. In addition, unanticipated political or social developments may affect the value of the Fund’s investments in India and the availability to the Fund of additional investments. Monsoons and other natural disasters also can affect the value of Fund investments.

The stock markets in India are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industry in India is comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets. In some cases, physical delivery of securities in small lots has been required in India and a shortage of vault capacity and trained personnel has existed among qualified custodial Indian banks. The Fund may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends. If trading volume is limited by operational difficulties, the ability of the Fund to invest its assets may be impaired.

Settlement of securities transactions in India are subject to risk of loss, may be delayed and are generally less frequent than in the United States, which could affect the liquidity of the Fund’s assets. In addition, disruptions due to work stoppages and trading improprieties in these securities markets have caused such markets to close. If extended closings were to occur in stock markets where the Fund was heavily invested, the Fund’s ability to redeem Fund shares could become correspondingly impaired. To mitigate these risks, the Fund may maintain a higher cash position than it otherwise would, thereby possibly diluting its return, or the Fund may have to sell more liquid securities which it would not otherwise choose to sell.

Because investing in India involves investing in rupees, the value of the assets of the Fund as measured by U.S. dollars may be adversely affected by changes in currency exchange rates. Such rates

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    India Fund

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may fluctuate significantly over short periods of time causing the Fund’s net asset value to fluctuate as well. Costs are incurred in connection with conversions between various currencies. At times the portfolio manager may (but is not required to) use hedging techniques (such as forward contracts and options) to attempt to mitigate the adverse effects of foreign currency fluctuations.

Because the Fund concentrates in a single region of the world, the Fund’s performance may be more volatile than that of a fund that invests globally. If Indian securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Depositary Receipt Risk.  The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Small Cap Company Risk.  Although the Fund may invest in equity investments of all companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Convertible Securities Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk.  Securities rated in the lowest investment grade category by Moody’s Investor Service Inc. (Moody’s), Standard & Poor’s Corporation (S&P), Fitch Ratings (Fitch) or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality, may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are considered predominantly speculative and are more sensitive to interest rate and economic changes and their issuers have a less secure financial position.

Investment Company Risk.  If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Government Agency Securities Risk.   Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Sovereign Debt Risk.  The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental

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entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Temporary Defensive Positions.  To respond to unusual circumstances, the Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund’s potential returns.

Repurchase Agreement Risk.  Repurchase agreements involve some risk to the Fund that the counterparty does not meet its obligation under the agreement.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

Non-diversified Fund Risk.  Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Redemption Risk.  The Fund may have to sell stocks at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other securities.

Privately Placed Securities Risk.  Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are pursuing a long-term goal such as retirement
•	want to add a non-U.S. investment with growth potential to further diversify a portfolio
•	want a fund that seeks to consistently outperform the markets in which it invests over the long term

The Fund is not designed for investors who:
•	are uncomfortable with the risks of international investing
•	are looking for a less aggressive stock investment
•	require regular income or stability of principal
•	are pursuing a short-term goal or investing emergency reserves

The Fund’s Past Performance1

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based securities market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 10/31.

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Estimated Investor Expenses for R Class Shares

The estimated expenses of the R Class Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

R CLASS SHARES
Redemption Fee on Shares Held Less than 60 Days as a % of Amount Redeemed/Exchanged	2.00

1	The JPMorgan India Fund charges a redemption fee of 2.00% of the value of shares sold. However, the redemption fee does not apply to bona fide asset allocation programs. The JPMorgan SmartRetirement Funds are considered asset allocation programs within the stated exceptions to the excessive trading limits and redemption fees.

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM R CLASS ASSETS)

R CLASS SHARES
Management Fees	1.25
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.05
Other Expenses[1]	0.72
Total Annual Operating Expenses	2.02
Fee Waivers and Expense Reimbursements[2]	(0.47)
Net Expenses[2]	1.55

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the R Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.55% of their average daily net assets through 2/29/08. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in R Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 2/29/08 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the R Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS
YOUR COST ($) (with or without redemption)	158	578

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The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Advisers

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JFIMI is the sub-adviser to the Fund. It makes the day-to-day investment decisions for the Fund. JPMIM pays JFIMI a subadvisory fee for its services. JFIMI is located at 21/F, Chater House, 8 Connaught Road, Central Hong Kong.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

JFIMI is a wholly-owned subsidiary of JPMorgan Asset Management (Asia) Inc., which is wholly-owned by JPMorgan Asset Management Holdings Inc.

The Fund pays the adviser a management fee of 1.25% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advi sory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Managers

The management team is led by Edward Pulling. Mr. Pulling, a Managing Director, is a regional investment manager with the Pacific Regional Group in Hong Kong. He joined JFIMI in 1995 as an investment manager specializing in Asian emerging markets including the Indian subcontinent. Working with Mr. Pulling will be Rukhshad Shroff, Rajenda Nair and Harshad Patwardhan. Mr. Shroff, a Managing Director, is an investment manager and an India country specialist with the Pacific Regional Group in Hong Kong. Mr. Shroff joined Jardine Fleming Broking India Pvt. Ltd. (JFBIPL) in 1994 as an equity analyst. Mr. Shroff joined JFIMI in 2003. He is a CFA charterholder. Mr. Nair, Vice President, is an investment manager and an India country specialist with the Pacific Regional Group in Hong Kong. Mr. Nair joined JFBIPL in 2000 and joined JFIMI in 2005. Mr. Patwardhan, Vice President, joined JFIMI in 2006 as an investment manager and an India country specialist with the Pacific Regional Group in India. Prior to joining JFIMI, Mr. Patwardhan worked as a senior analyst at Deutsche Equities India Pvt. Ltd from 2004 to 2006, and from 2000 to 2004, Mr. Patwardhan was an analyst at JPMorgan India Pvt. Ltd covering oil and gas, petrochemicals, automobiles, engineering and power utilities sectors. He is a CFA charterholder.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Fund is provided in the Fund’s Statement of Additional Information.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding fund of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

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The Fund’s Management
and Administration

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The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.05% of the average daily net assets of the R Class Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.05% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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How to Do Business with the Fund

PURCHASING FUND SHARES

Who can buy shares?

Shares may be purchased by the JPMorgan SmartRetirement Funds.

Shares may also be purchased by 401(k) and other retirement plans administered by the Retirement Plan Services affiliate of JPMorgan Chase Bank, N.A.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days with the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Fund’s own operational

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systems and procedures will identify and eliminate all market timing activities. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in omnibus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. As a result, the Fund is often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Fund.

The Fund has attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Fund will be able to effectively identify and eliminate market timing and abusive trading in the Fund particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Fund’s market timing policies and restrictions as uniformly as practicable to accounts with the Fund, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Fund has implemented fair value pricing on a daily basis for all equity securities, except for North American, Central

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American, South American or Caribbean equity securities, held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

How do I open an account?

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any redemption fee.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-R)

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YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-R)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

R Class Shares of the Fund may be exchanged for R Class Shares of another JPMorgan Fund or for any other class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirement. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

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Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Redeeming Fund Shares — Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

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What will my shares be worth?

If the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted.

Do I pay a redemption fee?

If you sell or exchange your shares of the Fund offered in this prospectus within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60-day holding period.

The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as a result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fees are paid to the Fund and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts, which may include omnibus accounts or retirement plan accounts, typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While

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the Fund may request information concerning individual shareholders, the Fund generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result you will not be charged a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares and pays any net investment income annually. The Fund declares and pays capital gain at least annually. You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. The amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive properly designated distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of invest ments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of stock or securities in foreign corporations, the Fund may elect to “pass through” to its shareholders the foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investments in certain debt obligations and derivative instruments may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from the Funds, and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed are available online at www.jpmorganfunds.com.

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Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half year you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose its 10 largest stock portfolio holdings and the percentages that each of these 10 largest stock portfolio holdings represent of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

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Risk and Reward Elements
for the Fund

This table identifies the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions
• The Fund’s share price and performance will fluctuate in response to stock market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds; equity investments may include common stocks, convertible securities, preferred stocks, depositary receipts (such as ADRs and EDRs), trust or partnership interests, warrants, rights, and investment company securities
• During severe market downturns, the Fund has the option of investing up to 100% of assets in high quality short-term instruments

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities choices and other management decisions	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses
• Except as noted earlier in this prospectus, the Fund manages the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”)

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates liquid assets to offset leverage risk

Exchange Traded Funds (ETFs) and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company	• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)[1]

1	Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

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Risk and Reward Elements
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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

ETFs and other investment companies (continued)
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
•  Pursuant to Rule 12d1-1 of the 1940 Act, the Fund may invest an unlimited amount of its uninvested cash in a money market fund, subject to certain conditions.

Derivatives*
• Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Fund which can reduce returns

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Fund could make money and protect against losses if the investment analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark
• The Fund only establishes hedges that it expects will be highly correlated with underlying positions
• The Fund may use derivatives in an effort to produce increased income or gains

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives (continued)
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

Securities lending
• When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Fund may enhance income through the investment of the collateral received from the borrower
• The adviser maintains a list of approved borrowers
• The Fund receives collateral equal to at least 100% of the current value of securities loaned plus accrued interest
• The lending agents indemnify the Fund against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• The Fund may not invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high-quality short-term instruments (including repurchase agreements) and for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets

Short-term trading
• Increased trading could raise the Fund’s brokerage and related costs
• Increased short-term capital gains distributions could raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gains from short-term trading, would reduce the Fund’s returns.
	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

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21

Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of JPMorgan Investment Advisors), JPMDS, One Group Services Company (One Group Mutual Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-advisor to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and their current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the Commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

BOIA is now known as JPMorgan Investment Advisors Inc.

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co. All Rights Reserved.                          2007.

PR-INTEQABC-206

PROSPECTUS JANUARY , 2007

JPMorgan

International

Equity

Funds

Class A & Class C Shares

JPMorgan Latin America Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Latin America Fund	1
The Fund’s Management and Administration	9
Additional Compensation to Financial Intermediaries	10
How to Do Business with the Fund	11
Purchasing Fund Shares	11
Sales Charges	15
Rule 12b-1 Fees	20
Networking and Sub-Transfer Agency Fees	20
Exchanging Fund Shares	20
Redeeming Fund Shares	22
Shareholder Information	26
Distributions and Taxes	26
Shareholder Statements and Reports	27
Availability of Proxy Voting Record	27
Portfolio Holdings Disclosure	27
Risk and Reward Elements for the Fund	28
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	32
How To Reach Us	Back cover

JPMorgan
    Latin America Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks and strategies, please see pages 28–31.

The Fund’s Objective

The Fund will seek long-term capital growth.

The Fund’s Main Investment Strategy

Under normal market conditions, the Fund will invest at least 80% of the value of its Assets in securities of Latin American issuers and other investments that are tied economically to Latin America. “Assets” means net assets, plus the amount of borrowings for investment purposes. Latin America includes, but is not limited to, Argentina, Brazil, Chile, Colombia, Ecuador, Guatemala, Mexico, Peru, Panama and Venezuela. The Fund will invest primarily in foreign companies of various sizes, including foreign subsidiaries of U.S. companies.

The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM) considers a number of factors to determine whether an investment is tied economically to Latin America including: the source of government guarantees (if any); the primary trading market; the issuer’s domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country in Latin America or the Latin American region; and whether the investment is exposed to the economic fortunes and risks of a particular country in Latin America or the Latin American region.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International (MSCI) EM Latin America Index. The Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Fund is not constrained by capitalization or style limits.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

While the Fund invests primarily in equities, it may also invest in debt securities. The Fund may invest in high yield securities which are below investment grade (junk bonds).

The Fund may invest any portion of its assets that is not in equity securities of Latin American issuers and other investments that are tied economically to Latin America in high-quality short-term money market instruments, repurchase agreements or equity securities of companies in countries outside of Latin America. To temporarily defend its assets during adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments. These instruments may be in various currencies. The Fund’s adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

The Fund may invest up to 20% of its total assets in debt securities issued by governmental entities and private issuers.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in

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JPMorgan
    Latin America Fund

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closed-end investment companies that are authorized to invest in those countries.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investment Process

JPMIM believes that emerging markets such as those in Latin America are generally inefficient as demonstrated by the high and variable volatility of many emerging markets and individual companies in these markets. Corporate disclosure and transparency can vary widely thereby exacerbating the inefficiency of these markets and offering opportunities to experienced, well-informed active investors. Thus, the adviser focuses on active and fundamental research, relying less on published data and more on subjective analysis conducted primarily through company visits by locally-based country specialists.

In managing the Fund, JPMIM seeks to add value primarily through stock selection decisions. Thus, decisions about country weightings are secondary to those about the individual stocks, which make up the portfolio. The portfolio manager is primarily responsible for implementing the recommendations of our country specialists, who make their recommendations based on the stock ranking system.

Country specialists use their local expertise to identify, research, and rank companies according to their expected performance. The Fund’s investment approach is characterized by identifying and purchasing high quality companies with sustainable earnings growth on attractive valuations, and avoiding overvalued stocks and markets. The primary emphasis in managing the Fund is on bottom-up stock research conducted by country specialists, while macro research is used as a framework for the analysis.

The Fund has access to the adviser’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

The Fund will sell securities if JPMIM believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions. If the frequency of trading is high, the Fund will have higher brokerage and related costs, and there may be additional tax consequences.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund is subject to management risk because it is an actively managed fund. The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

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Foreign Securities and Emerging Market Risk.  The Fund may invest all of its assets in foreign securities including securities in emerging markets. Investments in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of foreign markets. The risks associated with foreign securities are magnified in countries in “emerging markets,” such as those in Latin America. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Fund’s yield on those securities would be decreased.

Latin America Risk.  The economies of countries in Latin America are all considered emerging market economies. High interest, inflation, and unemployment rates generally characterize each economy. Currency devaluations in any country can have a significant affect on the entire region. Because commodities such as agricultural products, minerals, and metals represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices.

Some Latin American currencies have experienced steady devaluations relative to the U.S. dollar and certain Latin American countries have had to make major adjustments in their currencies from time to time. In addition, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Governmental actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect the companies in which the Fund invests, and therefore, the value of Fund shares. As noted, in the past, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. For companies that keep accounting records in the local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain Latin American companies. Inflation and rapid fluctuations in inflation rates have had, and could in the future, have very negative effects on the economies and securities markets of certain Latin American countries.

Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital or the proceeds or sales of securities. The Fund could be adversely affected by delays in, or refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. The Fund will not invest more than 15% of its net assets in securities that are subject to material legal restrictions on repatriation.

Certain Latin American countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will be successful in the long term, or that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be fully implemented, or will be partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse affects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants’ national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Latin American markets, an undermining of Latin American economic stability, the collapse or slowdown of the drive towards Latin American economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on the Fund’s investments in Latin America generally or in specific countries participating in such trade agreements.

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JPMorgan
    Latin America Fund

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Other Latin American market risks include foreign exchange controls, difficulties in pricing securities, defaults on sovereign debt, difficulties in enforcing favorable legal judgments in local courts and political and social instability. Legal remedies available to investors in certain Latin American countries may be less extensive than those available to investors in the United States or other more developed countries.

The Fund may invest from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.

Because the Fund concentrates in a single region of the world, the Fund’s performance may be more volatile than that of a fund that invests globally. If Latin American securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Depositary Receipt Risk.  The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Small Cap Company Risk.  Although the Fund may invest in equity investments of all companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Convertible Securities Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk.  Securities rated in the lowest investment grade category by Moody’s Investor Service Inc. (Moody’s), Standard & Poor’s Corporation (S&P), Fitch Ratings (Fitch) or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality, may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are considered predominantly speculative and are more sensitive to interest rate and economic changes and their issuers have a less secure financial position.

Investment Company Risk.  If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Government Agency Securities Risk.  Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Sovereign Debt Securities Risk.  The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay

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interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Temporary Defensive Positions.  To respond to unusual circumstances, the Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Fund from meeting its investment objective.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund’s potential returns.

Repurchase Agreement Risk.  Repurchase agreements involve some risk to the Fund that the counterparty does not meet its obligation under the agreement.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

Non-diversified Fund Risk.  Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Redemption Risk.  The Fund may have to sell stocks at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other securities.

Privately Placed Securities Risk.  Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are pursuing a long-term goal such as retirement
•	want to add a non-U.S. investment with growth potential to further diversify a portfolio
•	want a fund that seeks to consistently outperform the markets in which it invests over the long term

The Fund is not designed for investors who:
•	are uncomfortable with the risks of international investing
•	are looking for a less aggressive stock investment
•	require regular income or stability of principal
•	are pursuing a short-term goal or investing emergency reserves

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JPMorgan
    Latin America Fund

CONTINUED

The Fund’s Past Performance1

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based securities market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 10/31.

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Estimated Investor Expenses for Class A and Class C Shares

The estimated expenses of Class A and Class C Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial intermediary.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

	CLASS A SHARES	CLASS C SHARES
Maximum Sales Charge (Load) When You Buy Shares, Shown as % of the Offering Price*	5.25	NONE
Maximum Deferred Sales Charge (Load) Shown as % of Lower of Original Purchasing Price or Redemption Proceeds	NONE**	1.00
Redemption Fee on Shares Held Less than 60 Days as a % of Amount Redeemed/Exchanged	2.00	2.00

*	The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See “How to Do Business with the Fund.”

**	Except for purchases of $1 million or more. Please see “Sales Charges — Class A Shares.”

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS A AND CLASS C ASSETS)

	CLASS A SHARES	CLASS C SHARES
Management Fees	1.00	1.00
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees	0.25	0.25
Other Expenses[1]	0.65	0.65
Total Annual Operating Expenses	2.15	2.65
Fee Waivers and Expense Reimbursements[2]	(0.25)	(0.25)
Net Expenses[2]	1.90	2.40

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses for Class A and Class C Shares (excluding interest, taxes, extraordinary expenses related to the deferred compensation plan) exceed 1.90% and 2.40%, respectively, of their average daily net assets through 2/29/08. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

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JPMorgan
    Latin America Fund

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Example

The example below is intended to help you compare the cost of investing in Class A and Class C Shares of the Fund with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 2/29/08 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of Class A and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

	1 YEAR	3 YEARS
CLASS A SHARES* ($)	708	1,140
CLASS C SHARES** ($)	343	800

IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:

	1 YEAR	3 YEARS
CLASS A SHARES* ($)	708	1,140
CLASS C SHARES** ($)	243	800

*	Assumes sales charge is deducted when shares are purchased.

**	Assumes applicable deferred sales charge is deducted when shares are sold.

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The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

The Fund pays the adviser a management fee of 1.00% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Managers

The management team is led by Luis Carrillo. Mr. Carrillo is Head of Equity Research in the Global Emerging Markets Group. Mr. Carrillo joined JPMIM in 1998. Previously, Mr. Carrillo was employed by several consulting firms where he offered strategic and financial advice concerning Latin America and Asia. Mr. Carrillo received a B.S. degree in engineering and a graduate degree in industrial engineering from the Universidad Anahuac in Mexico and an M.B.A. in Finance from the Wharton School of the University of Pennsylvania. Also participating in the management of the Fund is Sophie Bosch. Ms. Bosch is a Latin America Country specialist with the Emerging Markets Equity Team. She joined JPMIM in 1999. Ms. Bosch received a B.A. in Business Management from the Wharton School and a B.S. in International Relations from the College of Arts and Sciences at the University of Pennsylvania.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Fund is provided in the Fund’s Statement of Additional Information.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding fund of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class A and Class C Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

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The Fund’s Management
and Administration

CONTINUED

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days with the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its

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sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Fund’s own operational systems and procedures will identify and eliminate all market timing activities. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in omnibus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. As a result, the Fund is often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Fund.

The Fund has attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Fund will be able to effectively identify and eliminate market timing and abusive trading in the Fund particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Fund’s market timing policies and restrictions as uniformly as practicable to accounts with the Fund, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A and Class C Shares, all of which are available to the general public.

Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

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Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $50,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution fees, which are lower for Class A Shares. These fees appear in the table called Annual Operating Expenses for the Fund.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Fund has implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American or Caribbean equity securities, held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

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How do I open an account?

Read the prospectus carefully, and select the share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement. You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund. Subsequent investments must be at least $25.

Minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Fund reserves the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

A lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — Can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge. Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

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If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-A)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-A)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I automatically invest on a systematic basis?

Yes. You may purchase additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100. To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Fund currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell shares of the Fund. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The following table shows the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Fund’s Management and Administration.”

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To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Fund, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Fund is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

TOTAL SALES CHARGE FOR FUND1

AMOUNT OF PURCHASES	SALES CHARGE AS A % OF THE OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT	COMMISSION AS A % OF OFFERING PRICE
LESS THAN $50,000	5.25	5.54	4.75
$50,000–$99,999	4.50	4.71	4.05
$100,000–$249,999	3.50	3.63	3.05
$250,000–$499,999	2.50	2.56	2.05
$500,000–$999,999	2.00	2.04	1.60
$1,000,000 OR MORE*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in the Fund.

**	If you purchase $1 million or more of Class A Shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares during the first 12 months after purchase or 0.50% of the purchase price if you redeem any or all of the Class A Shares between 12 and 18 months after purchase. These charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A shares for Class A shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to broker-dealers for your cumulative investments of $1 million or more in Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charge

The Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the JPMorgan Funds in which you invest (as described below) even if such JPMorgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all JPMorgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the Fund that you would like to have one or more JPMorgan Funds linked together for purposes of reducing the initial sales charge.

•	Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A or Class C Shares of a JPMorgan Fund held in:

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1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the Fund if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the JPMorgan Funds may verify (1) the number of shares of the JPMorgan Funds held in your account(s) with the JPMorgan Funds, (2) the number of shares of the JPMorgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the JPMorgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

•	Letter of Intent: You may qualify for a reduction in the initial sales charge applicable on a current purchase of Class A Shares by signing a Letter of Intent committing you to purchase a certain amount of shares over a defined period of time. Provided you satisfy the minimum initial investment requirement, you may purchase Class A Shares of one or more JPMorgan Funds (other than a money market fund) over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. At your request, purchases made during the previous 90 days may be included toward the amount covered by the Letter of Intent. If you elect to include purchases made during the past 90 days toward fulfillment of your Letter of Intent, the 13-month period will be deemed to begin as of the date of the earliest purchase being counted toward fulfillment of your Letter of Intent. You should inform your Financial Intermediary or the Fund that you have a Letter of Intent each time you make an investment. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the net amount invested.

Additional information regarding the reduction of Class A sales charges is available in the Fund’s Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Funds if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another JPMorgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors or trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

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•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Share accounts subject to a $2,500 minimum investment requirement provided such accounts are opened directly from the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•	Financial Intermediaries or financial institutions who have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares).

•	Washington Management Corporation and its subsidiaries and affiliates.

5.	Bought by:

•	Affiliates of JPMorgan Chase and certain accounts (other than IRA Accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•	Certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•	Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•	A Financial Intermediary, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

•	A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a JPMorgan Fund or acquired in an exchange of Select Class Shares of a JPMorgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a JPMorgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a JPMorgan Fund (except Class A Shares of a money market fund), but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

9.	Bought when one Fund invests in another JPMorgan Fund.

10.	Bought in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

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11.	Purchased during a JPMorgan Fund’s special offering.

12.	Bought by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at NAV per share, without any up-front sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

YEARS SINCE PURCHASE	CDSC AS A % OF DOLLAR AMOUNT SUBJECT TO CHARGE
0–1	1.00
AFTER FIRST YEAR	NONE

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Fund.

How the Class C CDSC Is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class C Shares, the CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Fund, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class C CDSC

No sales charge is imposed on redemptions of Class C Shares of the Fund:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of the Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Made within one year of a shareholder’s death or initial qualification for Social Security disability payments after the account is opened. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.	That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70-1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the JPMorgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

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5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class C Shares of other JPMorgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Share redemptions of the Fund if the shares were bought with proceeds from the sale of Class C Shares of a JPMorgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

The Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of the Fund attributable to Class A Shares.

2.	Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of the Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an up-front sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of the Fund may be exchanged for Class A Shares of another JPMorgan Fund or for another class of the same Fund. Class A Shares of

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the Fund may be exchanged for Morgan Shares of a JPMorgan money market fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Municipal Bond Fund and JPMorgan Ultra Short Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another JPMorgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of any other JPMorgan Fund may be exchanged for Class C Shares of another JPMorgan Fund, other than for Class C Shares of the Short Term Bond Funds.

All exchanges are subject to meeting any investment minimum or eligibility requirement. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

You can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charge — Class A Shares” or below.

If you exchange Class C Shares of the Fund for Class C Shares of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C shares of the Short Term Bond Funds. If you exchange Class C shares of the Short Term Bond Funds, your new Class C shares will be subject to the CDSC of the Fund into which you exchanged.

2.	The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Redeeming Fund Shares — Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not

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think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If you own Class A or Class C Shares and the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted, minus the amount of any applicable CDSC and/or redemption fee.

Do I pay a redemption fee?

If you sell or exchange your shares of the Fund offered in this prospectus within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold in addition to any applicable CDSC. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60-day holding period.

The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

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2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as a result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fees are paid to the Fund and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts, which may include omnibus accounts or retirement plan accounts, typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund may request information concerning individual shareholders, the Fund generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine.

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These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I redeem on a systematic basis?

Yes.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

If you select this option, please keep in mind that:

•	It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in the Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in the Fund each quarter.

The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in the Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Fund’s Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

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1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC or a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result you will not be charged a CDSC or a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares and pays any net investment income annually. The Fund declares and pays capital gain at least annually. You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. The amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive properly designated distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of stock or securities in foreign corporations, the Fund may elect to “pass through” to its shareholders the foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investments in certain debt obligations and derivative instruments may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from the Funds, and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you

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received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose its 10 largest stock portfolio holdings and the percentages that each of these 10 largest stock portfolio holdings represent of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

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Risk and Reward Elements
for the Fund

This table identifies the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions
• The Fund’s share price and performance will fluctuate in response to stock market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

   • Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds; equity investments may include common stocks, convertible securities, preferred stocks, depositary receipts (such as ADRs and EDRs), trust or partnership interests, warrants, rights, and investment company securities
• During severe market downturns, the Fund has the option of investing up to 100% of assets in high quality short-term instruments

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities choices and other management decisions	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses
• Except as noted earlier in this prospectus, the Fund manages the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”)

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates liquid assets to offset leverage risk

Exchange Traded Funds (ETFs) and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company	• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)[1]

1	Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

JPMORGAN INTERNATIONAL EQUITY FUNDS

29

Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

ETFs and other investment companies (continued)
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
•  Pursuant to Rule 12d1-1 of the 1940 Act, the Fund may invest an unlimited amount of its uninvested cash in a money market fund, subject to certain conditions.

Derivatives*
• Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Fund which can reduce returns

  • Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Fund could make money and protect against losses if the investment analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark
• The Fund only establishes hedges that it expects will be highly correlated with underlying positions
• The Fund may use derivatives in an effort to produce increased income or gains

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives (continued)
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

Securities lending
• When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Fund may enhance income through the investment of the collateral received from the borrower
• The adviser maintains a list of approved borrowers
• The Fund receives collateral equal to at least 100% of the current value of securities loaned plus accrued interest
• The lending agents indemnify the Fund against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities.
• The Fund may not invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high-quality short-term instruments (including repurchase agreements) and for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets

Short-term trading
• Increased trading could raise the Fund’s brokerage and related costs
• Increased short-term capital gains distributions could raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gains from short-term trading, would reduce the Fund’s returns
	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

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Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of JPMorgan Investment Advisors), JPMDS, One Group Services Company (One Group Mutual Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-advisor to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and their current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the Commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above .

BOIA is now known as JPMorgan Investment Advisors Inc.

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co. All Rights Reserved.                         2007.

PR-INTEQABC-107

PROSPECTUS JANUARY , 2007

JPMorgan

International

Equity

Funds

Select Class

JPMorgan Latin America Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Latin America Fund	1
The Fund’s Management and Administration	8
Additional Compensation to Financial Intermediaries	9
How to Do Business with the Fund	10
Purchasing Fund Shares	10
Networking and Sub-Transfer Agency Fees	14
Exchanging Fund Shares	14
Redeeming Fund Shares	15
Shareholder Information	18
Distributions and Taxes	18
Shareholder Statements and Reports	19
Availability of Proxy Voting Record	19
Portfolio Holdings Disclosure	19
Risk and Reward Elements for the Fund	20
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	24
How To Reach Us	Back cover

JPMorgan
    Latin America Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks and strategies, please see pages 20–23.

The Fund’s Objective

The Fund will seek long-term capital growth.

The Fund’s Main Investment Strategy

Under normal market conditions, the Fund will invest at least 80% of the value of its Assets in securities of Latin American issuers and other investments that are tied economically to Latin America. “Assets” means net assets, plus the amount of borrowings for investment purposes. Latin America includes, but is not limited to, Argentina, Brazil, Chile, Colombia, Ecuador, Guatemala, Mexico, Peru, Panama and Venezuela. The Fund will invest primarily in foreign companies of various sizes, including foreign subsidiaries of U.S. companies.

The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM) considers a number of factors to determine whether an investment is tied economically to Latin America including: the source of government guarantees (if any); the primary trading market; the issuer’s domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country in Latin America or the Latin American region; and whether the investment is exposed to the economic fortunes and risks of a particular country in Latin America or the Latin American region.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International (MSCI) EM Latin America Index. The Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Fund is not constrained by capitalization or style limits.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

While the Fund invests primarily in equities, it may also invest in debt securities. The Fund may invest in high yield securities which are below investment grade (junk bonds).

The Fund may invest any portion of its assets that is not in equity securities of Latin American issuers and other investments that are tied economically to Latin America in high-quality short-term money market instruments, repurchase agreements or equity securities of companies in countries outside of Latin America. To temporarily defend its assets during adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments. These instruments may be in various currencies. The Fund’s adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

The Fund may invest up to 20% of its total assets in debt securities issued by governmental entities and private issuers.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in

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JPMorgan
    Latin America Fund

CONTINUED

closed-end investment companies that are authorized to invest in those countries.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investment Process

JPMIM believes that emerging markets such as those in Latin America are generally inefficient as demonstrated by the high and variable volatility of many emerging markets and individual companies in these markets. Corporate disclosure and transparency can vary widely thereby exacerbating the inefficiency of these markets and offering opportunities to experienced, well-informed active investors. Thus, the adviser focuses on active and fundamental research, relying less on published data and more on subjective analysis conducted primarily through company visits by locally-based country specialists.

In managing the Fund, JPMIM seeks to add value primarily through stock selection decisions. Thus, decisions about country weightings are secondary to those about the individual stocks, which make up the portfolio. The portfolio manager is primarily responsible for implementing the recommendations of our country specialists, who make their recommendations based on the stock ranking system.

Country specialists use their local expertise to identify, research, and rank companies according to their expected performance. The Fund’s investment approach is characterized by identifying and purchasing high quality companies with sustainable earnings growth on attractive valuations, and avoiding overvalued stocks and markets. The primary emphasis in managing the Fund is on bottom-up stock research conducted by country specialists, while macro research is used as a framework for the analysis.

The Fund has access to the adviser’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

The Fund will sell securities if JPMIM believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions. If the frequency of trading is high, the Fund will have higher brokerage and related costs, and there may be additional tax consequences.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund is subject to management risk because it is an actively managed fund. The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

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Foreign Securities and Emerging Market Risk.  The Fund may invest all of its assets in foreign securities including securities in emerging markets. Investments in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of foreign markets. The risks associated with foreign securities are magnified in countries in “emerging markets,” such as those in Latin America. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Fund’s yield on those securities would be decreased.

Latin America Risk.  The economies of countries in Latin America are all considered emerging market economies. High interest, inflation, and unemployment rates generally characterize each economy. Currency devaluations in any country can have a significant affect on the entire region. Because commodities such as agricultural products, minerals, and metals represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices.

Some Latin American currencies have experienced steady devaluations relative to the U.S. dollar and certain Latin American countries have had to make major adjustments in their currencies from time to time. In addition, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Governmental actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect the companies in which the Fund invests, and therefore, the value of Fund shares. As noted, in the past, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. For companies that keep accounting records in the local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain Latin American companies. Inflation and rapid fluctuations in inflation rates have had, and could in the future, have very negative effects on the economies and securities markets of certain Latin American countries.

Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital or the proceeds or sales of securities. The Fund could be adversely affected by delays in, or refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. The Fund will not invest more than 15% of its net assets in securities that are subject to material legal restrictions on repatriation.

Certain Latin American countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will be successful in the long term, or that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be fully implemented, or will be partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse affects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants’ national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Latin American markets, an undermining of Latin American economic stability, the collapse or slowdown of the drive towards Latin American economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on the Fund’s investments in Latin America generally or in specific countries participating in such trade agreements.

JPMORGAN INTERNATIONAL EQUITY FUNDS

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JPMorgan
    Latin America Fund

CONTINUED

Other Latin American market risks include foreign exchange controls, difficulties in pricing securities, defaults on sovereign debt, difficulties in enforcing favorable legal judgments in local courts and political and social instability. Legal remedies available to investors in certain Latin American countries may be less extensive than those available to investors in the United States or other more developed countries.

The Fund may invest from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.

Because the Fund concentrates in a single region of the world, the Fund’s performance may be more volatile than that of a fund that invests globally. If Latin American securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Depositary Receipt Risk.  The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Small Cap Company Risk.  Although the Fund may invest in equity investments of all companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Convertible Securities Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk.  Securities rated in the lowest investment grade category by Moody’s Investor Service Inc. (Moody’s), Standard & Poor’s Corporation (S&P), Fitch Ratings (Fitch) or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality, may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are considered predominantly speculative and are more sensitive to interest rate and economic changes and their issuers have a less secure financial position.

Investment Company Risk.  If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Government Agency Securities Risk.  Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Sovereign Debt Securities Risk.  The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay

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interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Temporary Defensive Positions.  To respond to unusual circumstances, the Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Fund from meeting its investment objective.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund’s potential returns.

Repurchase Agreement Risk.  Repurchase agreements involve some risk to the Fund that the counterparty does not meet its obligation under the agreement.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

Non-diversified Fund Risk.  Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Redemption Risk.  The Fund may have to sell stocks at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other securities.

Privately Placed Securities Risk.  Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are pursuing a long-term goal such as retirement
•	want to add a non-U.S. investment with growth potential to further diversify a portfolio
•	want a fund that seeks to consistently outperform the markets in which it invests over the long term

The Fund is not designed for investors who:
•	are uncomfortable with the risks of international investing
•	are looking for a less aggressive stock investment
•	require regular income or stability of principal
•	are pursuing a short-term goal or investing emergency reserves

JPMORGAN INTERNATIONAL EQUITY FUNDS

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JPMorgan
    Latin America Fund

CONTINUED

The Fund’s Past Performance1

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based securities market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 10/31.

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Estimated Investor Expenses for Select Class Shares

The estimated expenses of Select Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial intermediary.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Redemption Fee on shares held less than 60 days as a % of the amount redeemed/exchanged	2.00

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

Management Fees	1.00
Distribution (Rule 12b-1) Fees	None
Shareholder Service Fees	0.25
Other Expenses[1]	0.65
Total Annual Operating Expenses	1.90
Fee Waiver and Expense Reimbursements[2]	(0.25)
Net Expenses[2]	1.65

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of Select Class Shares (excluding interest, taxes, extraordinary expenses, expenses related to the deferred compensation plan and dividend expenses related to short sales) exceed 1.65% of their average daily net assets through 2/29/08. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in Select Class Shares of the Fund with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 2/29/08 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of Select Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS
YOUR COST ($) (with or without redemption)	168	573

JPMORGAN INTERNATIONAL EQUITY FUNDS

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The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

The Fund pays the adviser a management fee of 1.00% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Managers

The management team is led by Luis Carrillo. Mr. Carrillo is Head of Equity Research in the Global Emerging Markets Group. Mr. Carrillo joined JPMIM in 1998. Previously, Mr. Carrillo was employed by several consulting firms where he offered strategic and financial advice concerning Latin America and Asia. Mr. Carrillo received a B.S. degree in engineering and a graduate degree in industrial engineering from the Universidad Anahuac in Mexico and an M.B.A. in Finance from the Wharton School of the University of Pennsylvania. Also participating in the management of the Fund is Sophie Bosch. Ms. Bosch is a Latin America Country specialist with the Emerging Markets Equity Team. She joined JPMIM in 1999. Ms. Bosch received a B.A. in Business Management from the Wharton School and a B.S. in International Relations from the College of Arts and Sciences at the University of Pennsylvania.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Fund is provided in the Fund’s Statement of Additional Information.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding fund of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of Select Class Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

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The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

•	Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

•	Select Class Shares may also be purchased directly from the Funds by officers, directors or trustees, retirees and employees and their immediate families (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

See “How do I open an account?”

•	For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase and redemption orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly

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traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days within the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to identify market timers effectively, long-term shareholders may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Fund’s own operational systems and procedures will identify and eliminate all market-timing activities. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in omnibus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. As a result, the Fund is often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Fund has attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Fund will be able to effectively identify and eliminate market timing and abusive trading in the Fund particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Fund’s market timing policies and restrictions as uniformly as practicable to accounts with the Fund, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan Money Market Funds. Although these funds are managed in a manner that is consistent with their investment objectives,

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frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American or Caribbean equity securities, held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

How do I open an account?

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. There are no minimum levels for subsequent purchases.

Select Class Shares shareholders who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum. Select Class Shares accounts of former One Group Funds opened on or before February 18, 2005 will be subject to a $200,000 minimum.

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005. Officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $2,500 minimum investment requirement provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Fund reserves the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

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When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any redemption fee.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the
following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-SELECT)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

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Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-SELECT)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine.

These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Select Class Shares of the Fund may be exchanged for Select Class Shares of another non-money market JPMorgan Fund or for another class of the same Fund. All exchanges are subject to meeting any investment minimum or eligibility requirements. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice. Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Redeeming Fund Shares — Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes. An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.

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Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.” Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described. Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders. A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares. You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information. We will need the names of the registered shareholders and your account number and other information before we can sell your shares. You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted, minus the amount of any applicable redemption fee.

Do I pay a redemption fee?

If you sell or exchange your shares of the Fund within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold in addition to any applicable CDSC. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be

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deemed to be held for 60 days for purposes of calculating the 60-day holding period.

The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as a result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fees are paid to the Fund and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts, which may include omnibus accounts or retirement plan accounts typically, provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund may request information concerning individual shareholders, the Fund generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application. Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a preexisting bank account on record with the Fund.

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The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result you will not be charged a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares and pays any net investment income annually. The Fund declares and pays capital gain at least annually. You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. The amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive properly designated distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of stock or securities in foreign corporations, the Fund may elect to “pass through” to its shareholders the foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investments in certain debt obligations and derivative instruments may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from the Funds, and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you

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received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose its 10 largest stock portfolio holdings and the percentages that each of these 10 largest stock portfolio holdings represent of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

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Risk and Reward Elements
for the Fund

This table identifies the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions
• The Fund’s share price and performance will fluctuate in response to stock market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds; equity investments may include common stocks, convertible securities, preferred stocks, depositary receipts (such as ADRs and EDRs), trust or partnership interests, warrants, rights, and investment company securities
• During severe market downturns, the Fund has the option of investing up to 100% of assets in high quality short-term instruments

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities choices and other management decisions	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses
• Except as noted earlier in this prospectus, the Fund manages the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”)

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates liquid assets to offset leverage risk

Exchange Traded Funds (ETFs) and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company	• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)[1]

1	Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

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Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

ETFs and other investment companies (continued)
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
•  Pursuant to Rule 12d1-1 of the 1940 Act, the Fund may invest an unlimited amount of its uninvested cash in a money market fund, subject to certain conditions.

Derivatives*
• Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Fund which can reduce returns

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Fund could make money and protect against losses if the investment analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark
• The Fund only establishes hedges that it expects will be highly correlated with underlying positions
• The Fund may use derivatives in an effort to produce increased income or gains

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives (continued)
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

Securities lending
• When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Fund may enhance income through the investment of the collateral received from the borrower
• The adviser maintains a list of approved borrowers
• The Fund receives collateral equal to at least 100% of the current value of securities loaned plus accrued interest
• The lending agents indemnify the Fund against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities.
• The Fund may not invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high-quality short-term instruments (including repurchase agreements) and for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets

Short-term trading
• Increased trading could raise the Fund’s brokerage and related costs
• Increased short-term capital gains distributions could raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gains from short-term trading, would reduce the Fund’s returns
	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

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Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of JPMorgan Investment Advisors), JPMDS, One Group Services Company (One Group Mutual Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-advisor to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and their current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the Commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above .

BOIA is now known as JPMorgan Investment Advisors Inc.

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co. All Rights Reserved. _______________  2007.

PR-INTEQABC-107

PROSPECTUS JANUARY , 2007

JPMorgan

International

Equity

Funds

R Class Shares

JPMorgan Latin America Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Latin America Fund	1
The Fund’s Management and Administration	8
Additional Compensation to Financial Intermediaries	9
How to Do Business with the Fund	10
Purchasing Fund Shares	10
Networking and Sub-Transfer Agency Fees	13
Exchanging Fund Shares	13
Redeeming Fund Shares	14
Shareholder Information	17
Distributions and Taxes	17
Shareholder Statements and Reports	18
Availability of Proxy Voting Record	18
Portfolio Holdings Disclosure	18
Risk and Reward Elements for the Fund	19
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	23
How To Reach Us	Back cover

JPMorgan
    Latin America Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks and strategies, please see pages 19–22.

The Fund’s Objective

The Fund will seek long-term capital growth.

The Fund’s Main Investment Strategy

Under normal market conditions, the Fund will invest at least 80% of the value of its Assets in securities of Latin American issuers and other investments that are tied economically to Latin America. “Assets” means net assets, plus the amount of borrowings for investment purposes. Latin America includes, but is not limited to, Argentina, Brazil, Chile, Colombia, Ecuador, Guatemala, Mexico, Peru, Panama and Venezuela. The Fund will invest primarily in foreign companies of various sizes, including foreign subsidiaries of U.S. companies.

The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM) considers a number of factors to determine whether an investment is tied economically to Latin America including: the source of government guarantees (if any); the primary trading market; the issuer’s domicile, sources of revenue, and location of assets; whether the investment is included in an index representative of a particular country in Latin America or the Latin American region; and whether the investment is exposed to the economic fortunes and risks of a particular country in Latin America or the Latin American region.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capi tal International (MSCI) EM Latin America Index. The Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Fund is not constrained by capitalization or style limits.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

While the Fund invests primarily in equities, it may also invest in debt securities. The Fund may invest in high yield securities which are below investment grade (junk bonds).

The Fund may invest any portion of its assets that is not in equity securities of Latin American issuers and other investments that are tied economically to Latin America in high-quality short-term money market instruments, repurchase agreements or equity securities of companies in countries outside of Latin America. To temporarily defend its assets during adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments. These instruments may be in various currencies. The Fund’s adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

The Fund may invest up to 20% of its total assets in debt securities issued by governmental entities and private issuers.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in

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JPMorgan
    Latin America Fund

CONTINUED

closed-end investment companies that are authorized to invest in those countries.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investment Process

JPMIM believes that emerging markets such as those in Latin America are generally inefficient as demonstrated by the high and variable volatility of many emerging markets and individual companies in these markets. Corporate disclosure and transparency can vary widely thereby exacerbating the inefficiency of these markets and offering opportunities to experienced, well-informed active investors. Thus, the adviser focuses on active and fundamental research, relying less on published data and more on subjective analysis conducted primarily through company visits by locally-based country specialists.

In managing the Fund, JPMIM seeks to add value primarily through stock selection decisions. Thus, decisions about country weightings are secondary to those about the individual stocks, which make up the portfolio. The portfolio manager is primarily responsible for implementing the recommendations of our country specialists, who make their recommendations based on the stock ranking system.

Country specialists use their local expertise to identify, research, and rank companies according to their expected performance. The Fund’s investment approach is characterized by identifying and purchasing high quality companies with sustainable earnings growth on attractive valuations, and avoiding overvalued stocks and markets. The primary emphasis in managing the Fund is on bottom-up stock research conducted by country specialists, while macro research is used as a framework for the analysis.

The Fund has access to the adviser’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

The Fund will sell securities if JPMIM believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions. If the frequency of trading is high, the Fund will have higher brokerage and related costs, and there may be additional tax consequences.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund is subject to management risk because it is an actively managed fund. The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities

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goes down, your investment in the Fund decreases in value.

Foreign Securities and Emerging Market Risk.  The Fund may invest all of its assets in foreign securities including securities in emerging markets. Investments in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of foreign markets. The risks associated with foreign securities are magnified in countries in “emerging markets,” such as those in Latin America. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Fund’s yield on those securities would be decreased.

Latin America Risk.  The economies of countries in Latin America are all considered emerging market economies. High interest, inflation, and unemployment rates generally characterize each economy. Currency devaluations in any country can have a significant affect on the entire region. Because commodities such as agricultural products, minerals, and metals represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices.

Some Latin American currencies have experienced steady devaluations relative to the U.S. dollar and certain Latin American countries have had to make major adjustments in their currencies from time to time. In addition, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Governmental actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect the companies in which the Fund invests, and therefore, the value of Fund shares. As noted, in the past, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. For companies that keep accounting records in the local currency, inflation accounting rules in some Latin American countries require, for both tax and accounting purposes, that certain assets and liabilities be restated on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain Latin American companies. Inflation and rapid fluctuations in inflation rates have had, and could in the future, have very negative effects on the economies and securities markets of certain Latin American countries.

Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital or the proceeds or sales of securities. The Fund could be adversely affected by delays in, or refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. The Fund will not invest more than 15% of its net assets in securities that are subject to material legal restrictions on repatriation.

Certain Latin American countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will be successful in the long term, or that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be fully implemented, or will be partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse affects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants’ national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Latin American markets, an undermining of Latin American economic stability, the collapse or slowdown of the drive towards Latin American economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have

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JPMorgan
    Latin America Fund

CONTINUED

an adverse impact on the Fund’s investments in Latin America generally or in specific countries participating in such trade agreements.

Other Latin American market risks include foreign exchange controls, difficulties in pricing securities, defaults on sovereign debt, difficulties in enforcing favorable legal judgments in local courts and political and social instability. Legal remedies available to investors in certain Latin American countries may be less extensive than those available to investors in the United States or other more developed countries.

The Fund may invest from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.

Because the Fund concentrates in a single region of the world, the Fund’s performance may be more volatile than that of a fund that invests globally. If Latin American securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Depositary Receipt Risk.  The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Small Cap Company Risk.  Although the Fund may invest in equity investments of all companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Convertible Securities Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk.  Securities rated in the lowest investment grade category by Moody’s Investor Service Inc. (Moody’s), Standard & Poor’s Corporation (S&P), Fitch Ratings (Fitch) or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality, may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are considered predominantly speculative and are more sensitive to interest rate and economic changes and their issuers have a less secure financial position.

Investment Company Risk.  If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Government Agency Securities Risk.  Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Sovereign Debt Securities Risk.  The Fund may invest in sovereign debt securities. These securities are

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issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Temporary Defensive Positions.  To respond to unusual circumstances, the Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Fund from meeting its investment objective.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund’s potential returns.

Repurchase Agreement Risk.  Repurchase agreements involve some risk to the Fund that the counterparty does not meet its obligation under the agreement.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

Non-diversified Fund Risk.  Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Redemption Risk.  The Fund may have to sell stocks at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other securities.

Privately Placed Securities Risk.  Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are pursuing a long-term goal such as retirement
•	want to add a non-U.S. investment with growth potential to further diversify a portfolio
•	want a fund that seeks to consistently outperform the markets in which it invests over the long term

The Fund is not designed for investors who:
•	are uncomfortable with the risks of international investing
•	are looking for a less aggressive stock investment
•	require regular income or stability of principal
•	are pursuing a short-term goal or investing emergency reserves

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JPMorgan
    Latin America Fund

CONTINUED

The Fund’s Past Performance1

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based securities market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 10/31.

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Estimated Investor Expenses for R Class Shares

The estimated expenses of the R Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial intermediary.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

R CLASS SHARES
Redemption Fee on shares held less than 60 days as a % of the amount redeemed/exchanged[1]	2.00

1	The JPMorgan Latin America Fund charges a redemption fee of 2.00% of the value of shares sold. However, the redemption fee does not apply to bona fide asset allocation programs. The JPMorgan SmartRetirement Funds are considered asset allocation programs within the stated exceptions to the excessive trading limits and redemption fees.

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM R CLASS ASSETS)

R CLASS SHARES
Management Fees	1.00
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.05
Other Expenses[1]	0.65
Total Annual Operating Expenses	1.70
Fee Waiver and Expense Reimbursements[2]	(0.25)
Net Expenses[2]	1.45

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the R Class Shares (excluding interest, taxes, extraordinary expenses, expenses related to the deferred compensation plan and dividend expenses related to short sales) exceed 1.45% of their average daily net assets through 2/29/08. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in R Class Shares of the Fund with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 2/29/08 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the R Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS
YOUR COST ($) (with or without redemption)	148	511

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The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

The Fund pays the adviser a management fee of 1.00% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Managers

The management team is led by Luis Carrillo. Mr. Carrillo is Head of Equity Research in the Global Emerging Markets Group. Mr. Carrillo joined JPMIM in 1998. Previously, Mr. Carrillo was employed by several consulting firms where he offered strategic and financial advice concerning Latin America and Asia. Mr. Carrillo received a B.S. degree in engineering and a graduate degree in industrial engineering from the Universidad Anahuac in Mexico and an M.B.A. in Finance from the Wharton School of the University of Pennsylvania. Also participating in the management of the Fund is Sophie Bosch. Ms. Bosch is a Latin America Country specialist with the Emerging Markets Equity Team. She joined JPMIM in 1999. Ms. Bosch received a B.A. in Business Management from the Wharton School and a B.S. in International Relations from the College of Arts and Sciences at the University of Pennsylvania.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Fund is provided in the Fund’s Statement of Additional Information.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding fund of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.05% of the average daily net assets of the R Class Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.05% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

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The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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How to Do Business with the Fund

PURCHASING FUND SHARES

Who can buy shares?

Shares may be purchased by the JPMorgan SmartRetirement Funds.

Shares may also be purchased by 401(k) and other retirement plans administered by the Retirement Plan Services affiliate of JPMorgan Chase Bank, N.A.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive.

Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days with the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Fund’s own operational

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systems and procedures will identify and eliminate all market timing activities. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in omnibus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. As a result, the Fund is often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Fund.

The Fund has attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Fund will be able to effectively identify and eliminate market timing and abusive trading in the Fund particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Fund’s market timing policies and restrictions as uniformly as practicable to accounts with the Fund, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Fund has implemented fair value pricing on a daily basis for all equity securities, except for North American, Central

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How to Do Business with the Fund

CONTINUED

American, South American or Caribbean equity securities, held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

How do I open an account?

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any redemption fee.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-R)

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YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund. %If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-R)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

R Class Shares of the Fund may be exchanged for R Class Shares of another JPMorgan Fund or for any other class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirement. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

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Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Redeeming Fund Shares — Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

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What will my shares be worth?

If the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted.

Do I pay a redemption fee?

If you sell or exchange your shares of the Fund offered in this prospectus within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60-day holding period.

The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as a result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fees are paid to the Fund and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts, which may include omnibus accounts or retirement plan accounts, typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While

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the Fund may request information concerning individual shareholders, the Fund generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result you will not be charged a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares and pays any net investment income annually. The Fund declares and pays capital gain at least annually. You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. The amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive properly designated distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of stock or securities in foreign corporations, the Fund may elect to “pass through” to its shareholders the foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investments in certain debt obligations and derivative instruments may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from the Funds, and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you

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Shareholder Information

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received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose its 10 largest stock portfolio holdings and the percentages that each of these 10 largest stock portfolio holdings represent of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

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Risk and Reward Elements
for the Fund

This table identifies the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions
• The Fund’s share price and performance will fluctuate in response to stock market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds; equity investments may include common stocks, convertible securities, preferred stocks, depositary receipts (such as ADRs and EDRs), trust or partnership interests, warrants, rights, and investment company securities
• During severe market downturns, the Fund has the option of investing up to 100% of assets in high quality short-term instruments

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities choices and other management decisions	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses
• Except as noted earlier in this prospectus, the Fund manages the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”)

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates liquid assets to offset leverage risk

Exchange Traded Funds (ETFs) and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company	• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)[1]

1	Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

ETFs and other investment companies (continued)
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
•  Pursuant to Rule 12d1-1 of the 1940 Act, the Fund may invest an unlimited amount of its uninvested cash in a money market fund, subject to certain conditions.

Derivatives*
• Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Fund which can reduce returns

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Fund could make money and protect against losses if the investment analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark
• The Fund only establishes hedges that it expects will be highly correlated with underlying positions
• The Fund may use derivatives in an effort to produce increased income or gains

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

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Risk and Reward Elements
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CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives (continued)
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

Securities lending
• When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Fund may enhance income through the investment of the collateral received from the borrower
• The adviser maintains a list of approved borrowers
• The Fund receives collateral equal to at least 100% of the current value of securities loaned plus accrued interest
• The lending agents indemnify the Fund against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities.
• The Fund may not invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high-quality short-term instruments (including repurchase agreements) and for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets

Short-term trading
• Increased trading could raise the Fund’s brokerage and related costs
• Increased short-term capital gains distributions could raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gains from short-term trading, would reduce the Fund’s returns
	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

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Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of JPMorgan Investment Advisors), JPMDS, One Group Services Company (One Group Mutual Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-advisor to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and their current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the Commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above .

BOIA is now known as JPMorgan Investment Advisors Inc.

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co. All Rights Reserved.                          2007.

PR-INTEQABC-107

PROSPECTUS JANUARY , 2007

JPMorgan

International

Equity

Funds

Class A & Class C Shares

JPMorgan Russia Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Russia Fund	1
The Fund’s Management and Administration	8
Additional Compensation to Financial Intermediaries	8
How to Do Business with the Fund	10
Purchasing Fund Shares	10
Sales Charges	14
Rule 12b-1 Fees	19
Networking and Sub-Transfer Agency Fees	19
Exchanging Fund Shares	20
Redeeming Fund Shares	21
Shareholder Information	25
Distributions and Taxes	25
Shareholder Statements and Reports	26
Availability of Proxy Voting Record	26
Portfolio Holdings Disclosure	26
Risk and Reward Elements for the Fund	27
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	31
How To Reach Us	Back cover

JPMorgan
    Russia Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks and strategies, please see pages 27–30.

The Fund’s Objective

The Fund will seek long-term capital growth.

The Fund’s Main Investment Strategy

Under normal market conditions, the Fund will invest at least 80% of the value of its Assets in equity securities of Russian companies. The Fund may, to a lesser extent, invest in equity securities of companies located in the former Soviet Union countries other than Russia. “Assets” means net assets, plus the amount of borrowings for investment purposes. A Russian company is any company: that is organized under the laws of, or has a principal office in Russia; the principal securities market for which is Russia; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in Russia; or at least 50% of the assets of which are located in Russia.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. The Fund will primarily invest in a focused portfolio of depositary receipts.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Fund is not constrained by capitalization or style limits.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

While the Fund invests primarily in equities, it may also invest in debt securities. The Fund may invest in high yield securities which are below investment grade (junk bonds).

The Fund may invest any portion of its assets that is not in equity securities of Russian companies in high-quality short-term money market instruments, repurchase agreements or equity securities of companies in countries outside of Russia. To temporarily defend its assets during adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments. These instruments may be in various currencies. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM) also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

The Fund may invest up to 20% of its total assets in debt securities issued by governmental entities and private issuers.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

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BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investment Process

The adviser of the Fund is JPMIM. In managing the Fund, the adviser will use an active style of portfolio management which focuses on bottom-up stock selection conducted by experienced country specialists.

The adviser believes that emerging markets such as Russia are generally inefficient, as demonstrated by the high and variable volatility of many emerging markets and individual companies in these markets. Corporate disclosure and transparency can vary widely, thereby exacerbating the inefficiency of these markets and offering opportunities to experienced, well-informed active investors. Thus, the adviser focuses on active and fundamental research, relying less on published data and more on subjective analysis conducted primarily through company visits by locally-based country specialists.

In managing the Fund, the adviser seeks to add value primarily through stock selection decisions. The adviser places a strong emphasis on bottom-up stock research conducted by country specialists. Macro research is used as a framework for this bottom-up analysis. The investment process is characterized by identifying and purchasing high quality companies with sustainable earnings growth on attractive valuations, and avoiding overvalued stocks and markets. The adviser prefers to construct a concentrated portfolio, thereby facilitating greater knowledge of the underlying holdings.

The Fund has access to the adviser’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

The Fund will sell securities if the adviser believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions. If the frequency of trading is high, the Fund will have higher brokerage and related costs, and there may be additional tax consequences.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund is subject to management risk because it is an actively managed fund. The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Foreign Securities and Emerging Market Risk.  The Fund may invest all of its assets in foreign securities including securities in emerging markets. Investments in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of foreign markets.

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The risks associated with foreign securities are magnified in countries in “emerging markets,” such as Russia. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Fund’s yield on those securities would be decreased.

Russia Risk.  Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Since the breakup of the Soviet Union in 1991, Russia has experienced and continues to experience dramatic political and social change. Russia is undergoing a rapid transition from a centrally-controlled command system to a more market-oriented democratic model. The Fund may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments.

The Russian securities markets are substantially smaller, less liquid and more volatile than the securities markets in the U.S. A few issuers represent a large percentage of market capitalization and trading volume. Due to these factors and despite the Fund’s policy on liquidity, it may be difficult for the Fund to buy or sell some securities because of the poor liquidity.

There may not be available reliable financial information which has been prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards.

There is the potential for unfavorable action such as expropriation, dilution, devaluation, default or excessive taxation by the Russian government or any of its agencies or political subdivisions with respect to investments in Russian securities by or for the benefit of foreign entities. The Fund’s investments will include investments in Russian companies that have characteristics and business relationships common to companies outside of Russia, and as a result, outside economic forces may cause fluctuations in the value of securities held by the Fund.

Ownership of shares in Russian companies is recorded by the companies themselves and by registrars instead of through a central registration system. It is possible that the Fund’s ownership rights could be lost through fraud or negligence. Since the Russian banking institutions and registrars are not guaranteed by the state, the Fund may not be able to pursue claims on behalf of the Fund’s shareholders.

Because the Fund concentrates in a single region of the world, the Fund’s performance may be more volatile than that of a fund that invests globally. If Russian securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Depositary Receipt Risk.  The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Small Cap Company Risk.  Although the Fund may invest in equity investments of all companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Convertible Securities Risk.  The market value of convertible securities and other debt securities

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    Russia Fund

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tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk.  Securities rated in the lowest investment grade category by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Corporation (S&P), Fitch Ratings (Fitch) or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality, may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are considered predominantly speculative and are more sensitive to interest rate and economic changes and their issuers have a less secure financial position.

Investment Company Risk.  If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Government Agency Securities Risk.  Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Sovereign Debt Securities Risk.  The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Temporary Defensive Positions.  To respond to unusual circumstances, the Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Fund from meeting its investment objective.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund’s potential returns.

Repurchase Agreement Risk.  Repurchase agreements involve some risk to the Fund that the counterparty does not meet its obligations under the agreement.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

Non-diversified Fund Risk.  Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Redemption Risk.  The Fund may have to sell stocks at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices

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of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other securities.

Privately Placed Securities Risk.  Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are pursuing a long-term goal such as retirement
•	want to add a non-U.S. investment with growth potential to further diversify a portfolio
•	want a fund that seeks to consistently outperform the markets in which it invests over the long term

The Fund is not designed for investors who:
•	are uncomfortable with the risks of international investing
•	are looking for a less aggressive stock investment
•	require regular income or stability of principal
•	are pursuing a short-term goal or investing emergency reserves

The Fund’s Past Performance1

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based securities market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 10/31.

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    Russia Fund

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Estimated Investor Expenses for Class A and Class C Shares

The estimated expenses of Class A and Class C Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

	CLASS A SHARES	CLASS C SHARES
Maximum Sales Charge (Load) When You Buy Shares, Shown as % of the Offering Price*	5.25	NONE
Maximum Deferred Sales Charge (Load) Shown as % of Lower of Original Purchasing Price or Redemption Proceeds	NONE**	1.00
Redemption Fee on Shares Held Less than 60 Days as a % of Amount Redeemed/Exchanged	2.00	2.00

*	The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See “How to Do Business with the Fund.”

**	Except for purchases of $1 million or more. Please see “Sales Charges — Class A Shares.”

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS A AND CLASS C ASSETS)

	CLASS A SHARES	CLASS C SHARES
Management Fees	1.25	1.25
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees	0.25	0.25
Other Expenses[1]	0.67	0.67
Total Annual Operating Expenses	2.42	2.92
Fee Waivers and Expense Reimbursements[2]	(0.42)	(0.42)
Net Expenses[2]	2.00	2.50

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses for Class A and Class C Shares (excluding interest, taxes, extraordinary expenses related to the deferred compensation plan) exceed 2.00% and 2.50%, respectively, of their average daily net assets through 2/29/08. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

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Example

The example below is intended to help you compare the cost of investing in Class A and Class C Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 2/29/08 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOU COST WOULD BE:

	1 YEAR	3 YEARS
CLASS A SHARES* ($)	717	1,190
CLASS C SHARES** ($)	353	860

IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:

	1 YEAR	3 YEARS
CLASS A SHARES* ($)	717	1,190
CLASS C SHARES ($)	253	860

*	Assumes sales charge is deducted when shares are purchased.

**	Assumes applicable deferred sales charge is deducted when shares are sold.

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The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

The Fund pays the adviser a management fee of 1.25% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Manager

Oleg Biryulyov, Vice President, is the portfolio manager for the Fund. Mr. Biryulyov has been with JPMIM since 1994, and he is a country specialist and investment manager responsible for Russian equities in the Emerging Markets Equity Team based in Moscow. Previously, Mr. Biryulyov was a portfolio manager for Flemings Urals Regional Venture Fund. Mr. Biryulyov received a degree in economics from the Lomonosov Moscow State University. Mr. Biryulyov is a CFA charterholder.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and his ownership of securities in the Fund is provided in the Fund’s Statement of Additional Information.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding fund of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class A and Class C Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares

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of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days with the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its

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sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Fund’s own operational systems and procedures will identify and eliminate all market timing activities. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in omnibus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. As a result, the Fund is often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Fund.

The Fund has attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Fund will be able to effectively identify and eliminate market timing and abusive trading in the Fund particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Fund’s market timing policies and restrictions as uniformly as practicable to accounts with the Fund, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A and Class C Shares, all of which are available to the general public.

Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

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Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $50,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution fees, which are lower for Class A Shares. These fees appear in the table called Annual Operating Expenses for the Fund.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Fund has implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American or Caribbean equity securities, held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

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How do I open an account?

Read the prospectus carefully, and select the share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement. You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund. Subsequent investments must be at least $25.

Minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Fund reserves the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

A lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — Can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

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If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-A)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-A)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I automatically invest on a systematic basis?

Yes. You may purchase additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100. To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Fund currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell shares of the Fund. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The following table shows the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Fund’s Management and Administration.”

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To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Fund, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Fund is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

TOTAL SALES CHARGE FOR FUND1

AMOUNT OF PURCHASES	SALES CHARGE AS A % OF THE OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT	COMMISSION AS A % OF OFFERING PRICE
Less than $50,000	5.25	5.54	4.75
$50,000–$99,999	4.50	4.71	4.05
$100,000–$249,999	3.50	3.63	3.05
$250,000–$499,999	2.50	2.56	2.05
$500,000–$999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in the Fund.

**	If you purchase $1 million or more of Class A Shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares during the first 12 months after purchase or 0.50% of the purchase price if you redeem any or all of the Class A Shares between 12 and 18 months after purchase. These charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A shares for Class A shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to broker-dealers for your cumulative investments of $1 million or more in Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charge

The Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the JPMorgan Funds in which you invest (as described below) even if such JPMorgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all JPMorgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the Fund that you would like to have one or more JPMorgan Funds linked together for purposes of reducing the initial sales charge.

•	Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with

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the current market value of any Class A or Class C Shares of a JPMorgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the Fund if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the JPMorgan Funds may verify (1) the number of shares of the JPMorgan Funds held in your account(s) with the JPMorgan Funds, (2) the number of shares of the JPMorgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the JPMorgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

•	Letter of Intent: You may qualify for a reduction in the initial sales charge applicable on a current purchase of Class A Shares by signing a Letter of Intent committing you to purchase a certain amount of shares over a defined period of time. Provided you satisfy the minimum initial investment requirement, you may purchase Class A Shares of one or more JPMorgan Funds (other than a money market fund) over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. At your request, purchases made during the previous 90 days may be included toward the amount covered by the Letter of Intent. If you elect to include purchases made during the past 90 days toward fulfillment of your Letter of Intent, the 13-month period will be deemed to begin as of the date of the earliest purchase being counted toward fulfillment of your Letter of Intent. You should inform your Financial Intermediary or the Fund that you have a Letter of Intent each time you make an investment. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the net amount invested.

Additional information regarding the reduction of Class A sales charges is available in the Fund’s Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Funds if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another JPMorgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors or trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents,

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and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Share accounts subject to a $2,500 minimum investment requirement provided such accounts are opened directly from the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•	Financial Intermediaries or financial institutions who have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares).

•	Washington Management Corporation and its subsidiaries and affiliates.

5.	Bought by:

•	Affiliates of JPMorgan Chase and certain accounts (other than IRA Accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•	Certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•	Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•	A Financial Intermediary, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

•	A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a JPMorgan Fund or acquired in an exchange of Select Class Shares of a JPMorgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a JPMorgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a JPMorgan Fund (except Class A Shares of a money market fund), but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

9.	Bought when one Fund invests in another JPMorgan Fund.

10.	Bought in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which

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a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.	Purchased during a JPMorgan Fund’s special offering.

12.	Bought by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at NAV per share, without any up-front sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

YEARS SINCE PURCHASE	CDSC AS A % OF DOLLAR AMOUNT SUBJECT TO CHARGE
0–1	1.00
AFTER FIRST YEAR	NONE

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Fund.

How the Class C CDSC Is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class C Shares, the CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Fund, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class C CDSC

No sales charge is imposed on redemptions of Class C Shares of the Fund:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of the Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Made within one year of a shareholder’s death or initial qualification for Social Security disability payments after the account is opened. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.	That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70-1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is

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invested in one or more of the JPMorgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class C Shares of other JPMorgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Share redemptions of the Fund if the shares were bought with proceeds from the sale of Class C Shares of a JPMorgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

The Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of the Fund attributable to Class A Shares.

2.	Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of the Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an up-front sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

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EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of the Fund may be exchanged for Class A Shares of another JPMorgan Fund or for another class of the same Fund. Class A Shares of the Fund may be exchanged for Morgan Shares of a JPMorgan money market fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Municipal Bond Fund and JPMorgan Ultra Short Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another JPMorgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of any other JPMorgan Fund may be exchanged for Class C Shares of another JPMorgan Fund, other than for Class C Shares of the Short Term Bond Funds.

All exchanges are subject to meeting any investment minimum or eligibility requirement. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

You can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charge — Class A Shares” or below.

If you exchange Class C Shares of the Fund for Class C Shares of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C shares of the Short Term Bond Funds. If you exchange Class C shares of the Short Term Bond Funds, your new Class C shares will be subject to the CDSC of the Fund into which you exchanged.

2.	The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Redeeming Fund Shares — Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit

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excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If you own Class A or Class C Shares and the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted, minus the amount of any applicable CDSC and/or redemption fee.

Do I pay a redemption fee?

If you sell or exchange your shares of the Fund offered in this prospectus within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold in addition to any applicable CDSC. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing

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investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60-day holding period.

The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as a result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fees are paid to the Fund and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts, which may include omnibus accounts or retirement plan accounts, typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund may request information concerning individual shareholders, the Fund generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have

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changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I redeem on a systematic basis?

Yes.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

If you select this option, please keep in mind that:

•	It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in the Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in the Fund each quarter.

The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in the Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Fund’s Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this

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prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC or a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result you will not be charged a CDSC or a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares and pays any net investment income annually. The Fund declares and pays capital gain at least annually. You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. The amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive properly designated distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of stock or securities in foreign corporations, the Fund may elect to “pass through” to its shareholders the foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investments in certain debt obligations and derivative instruments may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from the Fund, and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you

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received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half year you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose its 10 largest stock portfolio holdings and the percentages that each of these 10 largest stock portfolio holdings represent of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

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Risk and Reward Elements
for the Fund

This table identifies the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD
Foreign and other market conditions
• The Fund’s share price and performance will fluctuate in response to stock market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds; equity investments may include common stocks, convertible securities, preferred stocks, depositary receipts (such as ADRs and EDRs), trust or partnership interests, warrants, rights, and investment company securities
• During severe market downturns, the Fund has the option of investing up to 100% of assets in high quality short-term instruments

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities choices and other management decisions	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses
• Except as noted earlier in this prospectus, the Fund manages the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”)

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates liquid assets to offset leverage risk

Exchange Traded Funds (ETFs) and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company	• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)[1]

1	Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

ETFs and other investment companies (continued)
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
•  Pursuant to Rule 12d1-1 of the 1940 Act, the Fund may invest an unlimited amount of its uninvested cash in a money market fund, subject to certain conditions.

Derivatives*
• Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Fund which can reduce returns

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Fund could make money and protect against losses if the investment analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark
• The Fund only establishes hedges that it expects will be highly correlated with underlying positions
• The Fund may use derivatives in an effort to produce increased income or gains

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives (continued)
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

Securities lending
• When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Fund may enhance income through the investment of the collateral received from the borrower
• The adviser maintains a list of approved borrowers
• The Fund receives collateral equal to at least 100% of the current value of securities loaned plus accrued interest
• The lending agents indemnify the Fund against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• The Fund may not invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high-quality short-term instruments (including repurchase agreements) and for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets

Short-term trading
• Increased trading could raise the Fund’s brokerage and related costs
• Increased short-term capital gains distributions could raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gains from short-term trading, would reduce the Fund’s returns.
	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

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Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of JPMorgan Investment Advisors), JPMDS, One Group Services Company (One Group Mutual Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-advisor to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and their current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the Commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

BOIA is now known as JPMorgan Investment Advisors Inc.

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co. All Rights Reserved.                          2007.

PR-INTEQABC-206

PROSPECTUS JANUARY , 2007

JPMorgan

International

Equity

Funds

Select Class Shares

JPMorgan Russia Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Russia Fund	1
The Fund’s Management and Administration	7
Additional Compensation to Financial Intermediaries	7
How to Do Business with the Fund	9
Purchasing Fund Shares	9
Networking and Sub-Transfer Agency Fees	13
Exchanging Fund Shares	13
Redeeming Fund Shares	14
Shareholder Information	17
Distributions and Taxes	17
Shareholder Statements and Reports	18
Availability of Proxy Voting Record	18
Portfolio Holdings Disclosure	18
Risk and Reward Elements for the Fund	19
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	23
How To Reach Us	Back cover

JPMorgan
    Russia Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks and strategies, please see pages 19–22.

The Fund’s Objective

The Fund will seek long-term capital growth.

The Fund’s Main Investment Strategy

Under normal market conditions, the Fund will invest at least 80% of the value of its Assets in equity securities of Russian companies. The Fund may, to a lesser extent, invest in equity securities of companies located in the former Soviet Union countries other than Russia. “Assets” means net assets, plus the amount of borrowings for investment purposes. A Russian company is any company: that is organized under the laws of, or has a principal office in Russia; the principal securities market for which is Russia; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in Russia; or at least 50% of the assets of which are located in Russia.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. The Fund will primarily invest in a focused portfolio of depositary receipts.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Fund is not constrained by capitalization or style limits.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

While the Fund invests primarily in equities, it may also invest in debt securities. The Fund may invest in high yield securities which are below investment grade (junk bonds).

The Fund may invest any portion of its assets that is not in equity securities of Russian companies in high-quality short-term money market instruments, repurchase agreements or equity securities of companies in countries outside of Russia. To temporarily defend its assets during adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments. These instruments may be in various currencies. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM) also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

The Fund may invest up to 20% of its total assets in debt securities issued by governmental entities and private issuers.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

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    Russia Fund

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BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investment Process

The adviser of the Fund is JPMIM. In managing the Fund, the adviser will use an active style of portfolio management which focuses on bottom-up stock selection conducted by experienced country specialists.

The adviser believes that emerging markets such as Russia are generally inefficient, as demonstrated by the high and variable volatility of many emerging markets and individual companies in these markets. Corporate disclosure and transparency can vary widely, thereby exacerbating the inefficiency of these markets and offering opportunities to experienced, well-informed active investors. Thus, the adviser focuses on active and fundamental research, relying less on published data and more on subjective analysis conducted primarily through company visits by locally-based country specialists.

In managing the Fund, the adviser seeks to add value primarily through stock selection decisions. The adviser places a strong emphasis on bottom-up stock research conducted by country specialists. Macro research is used as a framework for this bottom-up analysis. The investment process is characterized by identifying and purchasing high quality companies with sustainable earnings growth on attractive valuations, and avoiding overvalued stocks and markets. The adviser prefers to construct a concentrated portfolio, thereby facilitating greater knowledge of the underlying holdings.

The Fund has access to the adviser’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

The Fund will sell securities if the adviser believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions. If the frequency of trading is high, the Fund will have higher brokerage and related costs, and there may be additional tax consequences.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund is subject to management risk because it is an actively managed fund. The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Foreign Securities and Emerging Market Risk.  The Fund may invest all of its assets in foreign securities including securities in emerging markets. Investments in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of foreign markets.

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P R O S P E C T U S    JANUARY XX

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The risks associated with foreign securities are magnified in countries in “emerging markets,” such as Russia. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Fund’s yield on those securities would be decreased.

Russia Risk.  Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Since the breakup of the Soviet Union in 1991, Russia has experienced and continues to experience dramatic political and social change. Russia is undergoing a rapid transition from a centrally-controlled command system to a more market-oriented democratic model. The Fund may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments.

The Russian securities markets are substantially smaller, less liquid and more volatile than the securities markets in the U.S. A few issuers represent a large percentage of market capitalization and trading volume. Due to these factors and despite the Fund’s policy on liquidity, it may be difficult for the Fund to buy or sell some securities because of the poor liquidity.

There may not be available reliable financial information which has been prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards.

There is the potential for unfavorable action such as expropriation, dilution, devaluation, default or excessive taxation by the Russian government or any of its agencies or political subdivisions with respect to investments in Russian securities by or for the benefit of foreign entities. The Fund’s investments will include investments in Russian companies that have characteristics and business relationships common to companies outside of Russia, and as a result, outside economic forces may cause fluctuations in the value of securities held by the Fund.

Ownership of shares in Russian companies is recorded by the companies themselves and by registrars instead of through a central registration system. It is possible that the Fund’s ownership rights could be lost through fraud or negligence. Since the Russian banking institutions and registrars are not guaranteed by the state, the Fund may not be able to pursue claims on behalf of the Fund’s shareholders.

Because the Fund concentrates in a single region of the world, the Fund’s performance may be more volatile than that of a fund that invests globally. If Russian securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Depositary Receipt Risk.  The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Small Cap Company Risk.  Although the Fund may invest in equity investments of all companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Convertible Securities Risk.  The market value of convertible securities and other debt securities

JPMORGAN INTERNATIONAL EQUITY FUNDS

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JPMorgan
    Russia Fund

CONTINUED

tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk.  Securities rated in the lowest investment grade category by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Corporation (S&P), Fitch Ratings (Fitch) or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality, may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are considered predominantly speculative and are more sensitive to interest rate and economic changes and their issuers have a less secure financial position.

Investment Company Risk.  If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Government Agency Securities Risk.  Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Sovereign Debt Securities Risk.  The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt posi tion in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Temporary Defensive Positions.  To respond to unusual circumstances, the Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Fund from meeting its investment objective.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund’s potential returns.

Repurchase Agreement Risk.  Repurchase agreements involve some risk to the Fund that the counterparty does not meet its obligations under the agreement.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

Non-diversified Fund Risk.  Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Redemption Risk.  The Fund may have to sell stocks at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices

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2007

of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other securities.

Privately Placed Securities Risk.  Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are pursuing a long-term goal such as retirement
•	want to add a non-U.S. investment with growth potential to further diversify a portfolio
•	want a fund that seeks to consistently outperform the markets in which it invests over the long term

The Fund is not designed for investors who:
•	are uncomfortable with the risks of international investing
•	are looking for a less aggressive stock investment
•	require regular income or stability of principal
•	are pursuing a short-term goal or investing emergency reserves

The Fund’s Past Performance1

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based securities market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 10/31.

JPMORGAN INTERNATIONAL EQUITY FUNDS

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    Russia Fund

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Estimated Investor Expenses for Select Class Shares

The estimated expenses of Select Class Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

SELECT CLASS SHARES
Redemption Fee on Shares Held Less than 60 Days as a % of Amount Redeemed/Exchanged	2.00

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

SELECT CLASS SHARES
Management Fees	1.25
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.25
Other Expenses[1]	0.67
Total Annual Operating Expenses	2.17
Fee Waivers and Expense Reimbursements[2]	(0.42)
Net Expenses[2]	1.75

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of Select Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.75% of their average daily net assets through 2/29/08. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 2/29/08 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Select Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS
YOUR COST ($) (with or without redemption)	178	639

JPMORGAN INTERNATIONAL EQUITY FUNDS

6

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

The Fund pays the adviser a management fee of 1.25% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Manager

Oleg Biryulyov, Vice President, is the portfolio manager for the Fund. Mr. Biryulyov has been with JPMIM since 1994, and he is a country specialist and investment manager responsible for Russian equities in the Emerging Markets Equity Team based in Moscow. Previously, Mr. Biryulyov was a portfolio manager for Flemings Urals Regional Venture Fund. Mr. Biryulyov received a degree in economics from the Lomonosov Moscow State University. Mr. Biryulyov is a CFA charterholder.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and his ownership of securities in the Fund is provided in the Fund’s Statement of Additional Information.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding fund of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of Select Class Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares

JPMORGAN INTERNATIONAL EQUITY FUNDS

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The Fund’s Management
and Administration

CONTINUED

of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

JPMORGAN INTERNATIONAL EQUITY FUNDS

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How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

•	Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

•	Select Class Shares may also be purchased directly from the Funds by officers, directors or trustees, retirees and employees and their immediate families (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

See “How do I open an account?”

•	For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase and redemption orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly

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traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days within the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to identify market timers effectively, long-term shareholders may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Fund’s own operational systems and procedures will identify and eliminate all market-timing activities. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in omnibus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. As a result, the Fund is often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Fund has attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Fund will be able to effectively identify and eliminate market timing and abusive trading in the Fund particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Fund’s market timing policies and restrictions as uniformly as practicable to accounts with the Fund, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan Money Market Funds. Although these funds are managed in a manner

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that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American or Caribbean equity securities, held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

How do I open an account?

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. There are no minimum levels for subsequent purchases.

Select Class Shares shareholders who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum. Select Class Shares accounts of former One Group Funds opened on or before February 18, 2005 will be subject to a $200,000 minimum.

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005. Officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $2,500 minimum investment requirement provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Fund reserves the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be

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sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any redemption fee.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the
following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-SELECT)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

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Can I purchase shares over the telephone?
Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-SELECT)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine.

These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Select Class Shares of the Fund may be exchanged for Select Class Shares of another non-money market JPMorgan Fund or for another class of the same Fund. All exchanges are subject to meeting any investment minimum or eligibility requirements. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice. Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Redeeming Fund Shares — Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes. An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.

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Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.” Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described. Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders. A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares. You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information. We will need the names of the registered shareholders and your account number and other information before we can sell your shares. You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted, minus the amount of any applicable redemption fee.

Do I pay a redemption fee?

If you sell or exchange your shares of the Fund within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold in addition to any applicable CDSC. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be

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deemed to be held for 60 days for purposes of cal culating the 60-day holding period.

The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as a result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fees are paid to the Fund and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts, which may include omnibus accounts or retirement plan accounts typically, provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund may request information concerning individual shareholders, the Fund generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application. Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a preexisting bank account on record with the Fund.

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The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result you will not be charged a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares and pays any net investment income annually. The Fund declares and pays capital gain at least annually. You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. The amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive properly designated distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of stock or securities in foreign corporations, the Fund may elect to “pass through” to its shareholders the foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investments in certain debt obligations and derivative instruments may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from the Fund, and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you

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Shareholder Information

CONTINUED

received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half year you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose its 10 largest stock portfolio holdings and the percentages that each of these 10 largest stock portfolio holdings represent of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

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Risk and Reward Elements
for the Fund

This table identifies the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions
• The Fund’s share price and performance will fluctuate in response to stock market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds; equity investments may include common stocks, convertible securities, preferred stocks, depositary receipts (such as ADRs and EDRs), trust or partnership interests, warrants, rights, and investment company securities
• During severe market downturns, the Fund has the option of investing up to 100% of assets in high quality short-term instruments

JPMORGAN INTERNATIONAL EQUITY FUNDS

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Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities choices and other management decisions	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses
• Except as noted earlier in this prospectus, the Fund manages the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”)

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates liquid assets to offset leverage risk

Exchange Traded Funds (ETFs) and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company	• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)[1]

1	Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

ETFs and other investment companies (continued)
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
•  Pursuant to Rule 12d1-1 of the 1940 Act, the Fund may invest an unlimited amount of its uninvested cash in a money market fund, subject to certain conditions.

Derivatives*
• Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Fund which can reduce returns

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Fund could make money and protect against losses if the investment analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark
• The Fund only establishes hedges that it expects will be highly correlated with underlying positions
• The Fund may use derivatives in an effort to produce increased income or gains

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

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Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives (continued)
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

Securities lending
• When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Fund may enhance income through the investment of the collateral received from the borrower
• The adviser maintains a list of approved borrowers
• The Fund receives collateral equal to at least 100% of the current value of securities loaned plus accrued interest
• The lending agents indemnify the Fund against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• The Fund may not invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high-quality short-term instruments (including repurchase agreements) and for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets

Short-term trading
• Increased trading could raise the Fund’s brokerage and related costs
• Increased short-term capital gains distributions could raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gains from short-term trading, would reduce the Fund’s returns.
	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

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Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of JPMorgan Investment Advisors), JPMDS, One Group Services Company (One Group Mutual Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-advisor to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and their current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the Commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

BOIA is now known as JPMorgan Investment Advisors Inc.

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co. All Rights Reserved. _________________  2007.

PR-INTEQABC-206

PROSPECTUS JANUARY , 2007

JPMorgan

International

Equity

Funds

R Class Shares

JPMorgan Russia Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Russia Fund	1
The Fund’s Management and Administration	7
Additional Compensation to Financial Intermediaries	7
How to Do Business with the Fund	9
Purchasing Fund Shares	9
Networking and Sub-Transfer Agency Fees	12
Exchanging Fund Shares	12
Redeeming Fund Shares	13
Shareholder Information	16
Distributions and Taxes	16
Shareholder Statements and Reports	17
Availability of Proxy Voting Record	17
Portfolio Holdings Disclosure	17
Risk and Reward Elements for the Fund	18
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	22
How To Reach Us	Back cover

JPMorgan
    Russia Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks and strategies, please see pages 18–21.

The Fund’s Objective

The Fund will seek long-term capital growth.

The Fund’s Main Investment Strategy

Under normal market conditions, the Fund will invest at least 80% of the value of its Assets in equity securities of Russian companies. The Fund may, to a lesser extent, invest in equity securities of companies located in the former Soviet Union countries other than Russia. “Assets” means net assets, plus the amount of borrowings for investment purposes. A Russian company is any company: that is organized under the laws of, or has a principal office in Russia; the principal securities market for which is Russia; that derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in Russia; or at least 50% of the assets of which are located in Russia.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. The Fund will primarily invest in a focused portfolio of depositary receipts.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar. The Fund is not constrained by capitalization or style limits.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

While the Fund invests primarily in equities, it may also invest in debt securities. The Fund may invest in high yield securities which are below investment grade (junk bonds).

The Fund may invest any portion of its assets that is not in equity securities of Russian companies in high-quality short-term money market instruments, repurchase agreements or equity securities of companies in countries outside of Russia. To temporarily defend its assets during adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments. These instruments may be in various currencies. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM) also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

The Fund may invest up to 20% of its total assets in debt securities issued by governmental entities and private issuers.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

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JPMorgan
    Russia Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investment Process

The adviser of the Fund is JPMIM. In managing the Fund, the adviser will use an active style of portfolio management which focuses on bottom-up stock selection conducted by experienced country specialists.

The adviser believes that emerging markets such as Russia are generally inefficient, as demonstrated by the high and variable volatility of many emerging markets and individual companies in these markets. Corporate disclosure and transparency can vary widely, thereby exacerbating the inefficiency of these markets and offering opportunities to experienced, well-informed active investors. Thus, the adviser focuses on active and fundamental research, relying less on published data and more on subjective analysis conducted primarily through company visits by locally-based country specialists.

In managing the Fund, the adviser seeks to add value primarily through stock selection decisions. The adviser places a strong emphasis on bottom-up stock research conducted by country specialists. Macro research is used as a framework for this bottom-up analysis. The investment process is characterized by identifying and purchasing high quality companies with sustainable earnings growth on attractive valuations, and avoiding overvalued stocks and markets. The adviser prefers to construct a concentrated portfolio, thereby facilitating greater knowledge of the underlying holdings.

The Fund has access to the adviser’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

The Fund will sell securities if the adviser believes the issuer of such securities no longer meets certain growth criteria, if certain political and economic events occur, or if it believes that more attractive opportunities are available.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions. If the frequency of trading is high, the Fund will have higher brokerage and related costs, and there may be additional tax consequences.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund is subject to management risk because it is an actively managed fund. The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Foreign Securities and Emerging Market Risk.  The Fund may invest all of its assets in foreign securities including securities in emerging markets. Investments in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of foreign markets. The risks associated with foreign securities are

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magnified in countries in “emerging markets,” such as Russia. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Fund’s yield on those securities would be decreased.

Russia Risk.  Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Since the breakup of the Soviet Union in 1991, Russia has experienced and continues to experience dramatic political and social change. Russia is undergoing a rapid transition from a centrally-controlled command system to a more market-oriented democratic model. The Fund may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments.

The Russian securities markets are substantially smaller, less liquid and more volatile than the securities markets in the U.S. A few issuers represent a large percentage of market capitalization and trading volume. Due to these factors and despite the Fund’s policy on liquidity, it may be difficult for the Fund to buy or sell some securities because of the poor liquidity.

There may not be available reliable financial information which has been prepared and audited in accordance with U.S. or Western European generally accepted accounting principles and auditing standards.

There is the potential for unfavorable action such as expropriation, dilution, devaluation, default or excessive taxation by the Russian government or any of its agencies or political subdivisions with respect to investments in Russian securities by or for the benefit of foreign entities. The Fund’s investments will include investments in Russian companies that have characteristics and business relationships common to companies outside of Russia, and as a result, outside economic forces may cause fluctuations in the value of securities held by the Fund.

Ownership of shares in Russian companies is recorded by the companies themselves and by registrars instead of through a central registration system. It is possible that the Fund’s ownership rights could be lost through fraud or negligence. Since the Russian banking institutions and registrars are not guaranteed by the state, the Fund may not be able to pursue claims on behalf of the Fund’s shareholders.

Because the Fund concentrates in a single region of the world, the Fund’s performance may be more volatile than that of a fund that invests globally. If Russian securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

Depositary Receipt Risk.  The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Small Cap Company Risk.  Although the Fund may invest in equity investments of all companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Convertible Securities Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise.

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JPMorgan
    Russia Fund

CONTINUED

The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk.  Securities rated in the lowest investment grade category by Moody’s Investors Service, Inc. (Moody’s), Standard & Poor’s Corporation (S&P), Fitch Ratings (Fitch) or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality, may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are considered predominantly speculative and are more sensitive to interest rate and economic changes and their issuers have a less secure financial position.

Investment Company Risk.  If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Government Agency Securities Risk.  Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Sovereign Debt Securities Risk.  The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Temporary Defensive Positions.  To respond to unusual circumstances, the Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Fund from meeting its investment objective.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund’s potential returns.

Repurchase Agreement Risk.  Repurchase agreements involve some risk to the Fund that the counterparty does not meet its obligations under the agreement.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

Non-diversified Fund Risk.  Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Redemption Risk.  The Fund may have to sell stocks at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are

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declining, and prices of these securities may fall more rapidly than those of other securities.

Privately Placed Securities Risk.  Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are pursuing a long-term goal such as retirement
•	want to add a non-U.S. investment with growth potential to further diversify a portfolio
•	want a fund that seeks to consistently outperform the markets in which it invests over the long term

The Fund is not designed for investors who:
•	are uncomfortable with the risks of international investing
•	are looking for a less aggressive stock investment
•	require regular income or stability of principal
•	are pursuing a short-term goal or investing emergency reserves

The Fund’s Past Performance1

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based securities market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 10/31.

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    Russia Fund

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Estimated Investor Expenses for R Class Shares

The estimated expenses of the R Class Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

R CLASS SHARES
Redemption Fee on Shares Held Less than 60 Days as a % of Amount Redeemed/Exchanged[1]	2.00

1	The JPMorgan Russia Fund charges a redemption fee of 2.00% of the value of shares sold. However, the redemption fee does not apply to bona fide asset allocation programs. The JPMorgan SmartRetirement Funds are considered asset allocation programs within the stated exceptions to the excessive trading limits and redemption fees.

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM R CLASS ASSETS)

R CLASS SHARES
Management Fees	1.25
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.05
Other Expenses[1]	0.67
Total Annual Operating Expenses	1.97
Fee Waivers and Expense Reimbursements[2]	(0.42)
Net Expenses[2]	1.55

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the R Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.55% of their average daily net assets through 2/29/08. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in R Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 2/29/08 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the R Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS
YOUR COST ($) (with or without redemption)	158	578

JPMORGAN INTERNATIONAL EQUITY FUNDS

6

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

The Fund pays the adviser a management fee of 1.25% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Manager

Oleg Biryulyov, Vice President, is the portfolio manager for the Fund. Mr. Biryulyov has been with JPMIM since 1994, and he is a country specialist and investment manager responsible for Russian equities in the Emerging Markets Equity Team based in Moscow. Previously, Mr. Biryulyov was a portfolio manager for Flemings Urals Regional Venture Fund. Mr. Biryulyov received a degree in economics from the Lomonosov Moscow State University. Mr. Biryulyov is a CFA charterholder.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and his ownership of securities in the Fund is provided in the Fund’s Statement of Additional Information.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding fund of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.05% of the average daily net assets of the R Class Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.05% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares

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The Fund’s Management
and Administration

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of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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How to Do Business with the Fund

PURCHASING FUND SHARES

Who can buy shares?

Shares may be purchased by the JPMorgan SmartRetirement Funds.

Shares may also be purchased by 401(k) and other retirement plans administered by the Retirement Plan Services affiliate of JPMorgan Chase Bank, N.A.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days with the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Fund’s own operational

JPMORGAN INTERNATIONAL EQUITY FUNDS

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How to Do Business with the Fund

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systems and procedures will identify and eliminate all market timing activities. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in omnibus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. As a result, the Fund is often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Fund.

The Fund has attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Fund will be able to effectively identify and eliminate market timing and abusive trading in the Fund particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Fund’s market timing policies and restrictions as uniformly as practicable to accounts with the Fund, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Fund has implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American or Caribbean equity

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securities, held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

How do I open an account?

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any redemption fee.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-R)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

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CONTINUED

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-R)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

R Class Shares of the Fund may be exchanged for R Class Shares of another JPMorgan Fund or for any other class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirement. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Redeeming Fund Shares — Do I pay a redemption fee?” below.

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Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted.

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How to Do Business with the Fund

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Do I pay a redemption fee?

If you sell or exchange your shares of the Fund offered in this prospectus within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60-day holding period.

The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as a result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fees are paid to the Fund and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts, which may include omnibus accounts or retirement plan accounts, typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund may request information concerning individual shareholders, the Fund generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or

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that such Financial Intermediaries will assess, collect or remit such redemption fees.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result you will not be charged a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares and pays any net investment income annually. The Fund declares and pays capital gain at least annually. You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. The amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive properly designated distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of stock or securities in foreign corporations, the Fund may elect to “pass through” to its shareholders the foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investments in certain debt obligations and derivative instruments may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from the Fund, and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you

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received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half year you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose its 10 largest stock portfolio holdings and the percentages that each of these 10 largest stock portfolio holdings represent of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

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Risk and Reward Elements
for the Fund

This table identifies the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions
• The Fund’s share price and performance will fluctuate in response to stock market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds; equity investments may include common stocks, convertible securities, preferred stocks, depositary receipts (such as ADRs and EDRs), trust or partnership interests, warrants, rights, and investment company securities
• During severe market downturns, the Fund has the option of investing up to 100% of assets in high quality short-term instruments

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities choices and other management decisions	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses
• Except as noted earlier in this prospectus, the Fund manages the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”)

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates liquid assets to offset leverage risk

Exchange Traded Funds (ETFs) and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company	• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)[1]

1	Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

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Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

ETFs and other investment companies (continued)
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
•  Pursuant to Rule 12d1-1 of the 1940 Act, the Fund may invest an unlimited amount of its uninvested cash in a money market fund, subject to certain conditions.

Derivatives*
• Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Fund which can reduce returns

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Fund could make money and protect against losses if the investment analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark
• The Fund only establishes hedges that it expects will be highly correlated with underlying positions
• The Fund may use derivatives in an effort to produce increased income or gains

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives (continued)
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

Securities lending
• When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Fund may enhance income through the investment of the collateral received from the borrower
• The adviser maintains a list of approved borrowers
• The Fund receives collateral equal to at least 100% of the current value of securities loaned plus accrued interest
• The lending agents indemnify the Fund against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• The Fund may not invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high-quality short-term instruments (including repurchase agreements) and for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets

Short-term trading
• Increased trading could raise the Fund’s brokerage and related costs
• Increased short-term capital gains distributions could raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gains from short-term trading, would reduce the Fund’s returns.
	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

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Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of JPMorgan Investment Advisors), JPMDS, One Group Services Company (One Group Mutual Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-advisor to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and their current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the Commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

BOIA is now known as JPMorgan Investment Advisors Inc.

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co. All Rights Reserved.  _______________  2007.

PR-INTEQABC-206

PROSPECTUS JANUARY , 2007

JPMorgan

International

Equity

Funds

Class A & Class C Shares

JPMorgan Global Strategic Appreciation Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Global Strategic Appreciation Fund	1
The Fund’s Management and Administration	8
How to Do Business with the Fund	10
Purchasing Fund Shares	10
Sales Charges	14
Rule 12b–1 Fees	19
Networking and Sub-Transfer Agency Fees	19
Exchanging Fund Shares	19
Redeeming Fund Shares	21
Shareholder Information	25
Distributions and Taxes	25
Shareholder Statements and Reports	26
Availability of Proxy Voting Record	26
Portfolio Holdings Disclosure	26
Risk and Reward Elements for the Fund	27
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	33
How To Reach Us	Back cover

JPMorgan
    Global Strategic Appreciation Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks and strategies, please see pages 27–32.

The Fund’s Objective

The Fund seeks to provide a total return from a diversified portfolio of stocks and bonds.

The Fund’s Main Investment Strategy

Drawing on a variety of analytical tools, the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM), allocates assets among various types of U.S. and foreign equity and fixed income investments based on the following model allocation:

•	20–100% equity securities

•	0–40% convertible bonds

•	0–80% fixed income securities

•	0–80% cash or cash-like instruments

The Fund’s combined allocation to fixed income securities and cash or cash-like instruments will not exceed 80% of the Fund’s assets.

The Fund’s adviser may periodically increase or decrease the Fund’s actual asset and country allocations to reflect the relative attractiveness of each asset class and country. There is no limit on the number of countries in which the Fund may invest and the Fund may concentrate its investments in a small group of countries.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, and rights and warrants to buy common stocks.

The Fund may invest in securities denominated in any currency. Non-reference currency exposure in securities may be hedged back to the reference currency in order to moderate currency exchange risks. The Fund typically will hedge 80% of its non-dollar investments back to the U.S. dollar through the use of derivatives.

The Fund’s fixed income investments will generally be restricted to securities rated at least A as measured by independent agencies such as Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) for longer-term securities, or at least A1P1 for shorter-term securities. The Fund’s convertible bond investments will seek to maintain an average credit quality of Baa2 as measured by Moody’s or BBB as measured by S&P. The Fund may also invest in unrated securities that are deemed by the adviser to be of comparable quality. With the bond portion of the portfolio, the adviser uses fundamental, economic and capital markets research to select securities. The Fund may invest in high yield securities which are rated below investment grade (junk bonds).

The Fund may enter into short sales. In short selling transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to increase income and gain, to hedge various investments and for risk management.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate

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    Global Strategic Appreciation Fund

CONTINUED

securities, whose interest rates are changed periodically.

The Fund may invest any portion of its assets that are not in equity or fixed income securities in high-quality money market instruments and repurchase agreements. To temporarily defend its assets during adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments.

The Fund measures its return against the return an investor could achieve through an investment in 3-month U.S. Treasury Bills. JPMIM attempts to achieve returns for the Fund’s shareholders that exceed that benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, Treasury Bills are backed by the full faith and credit of the U.S. government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investment Process

Within its asset allocation framework, JPMIM will combine aggressive tactical asset allocation with dynamic security selection.

With the equity portion of the portfolio, the adviser will actively seek the most attractive stocks within each sector. Foreign stocks are chosen while monitoring country allocation and currency exposure. In choosing individual stocks, the adviser ranks them according to their relative value using a proprietary model that incorporates research from the adviser’s worldwide network of global regional and sector analysts.

With the fixed income portion of the portfolio, the adviser uses fundamental, economic and capital markets research from the adviser’s worldwide network of analysts to select securities. JPMIM actively manages the mix of U.S. and foreign bonds while monitoring duration, interest rates and currency exposure. With the convertible bond portion of the portfolio, the adviser’s selection is focused on securities where the underlying equity can produce long-term growth at reasonable valuations.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Foreign and Emerging Markets Securities Risk.  To the extent that the Fund invests in foreign securities,

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investments in foreign securities may be riskier than investments in U.S. securities. These risks include political and economic risks, greater volatility, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect the Fund’s investments in a foreign country. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. These risks increase when investing in issuers located in emerging markets. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Smaller Cap Company Risk.  Although the Fund may invest in equity investments of all companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Convertible Securities Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Investment Company Risk.  If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Interest Rate Risk.  The value of the Fund’s fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That is because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

Credit Risk.  Securities rated in the lowest investment grade category by Moody’s, S&P, Fitch or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality, may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

The Fund may also invest in non-investment grade bonds, also known as high yield securities or junk bonds. These securities are considered to be high risk investments, are speculative with respect to the capacity to pay interest and repay principal and may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for the securities. You should not invest in the Fund unless you are willing to assume the greater risk associated with high yield securities.

Mortgage-Backed Securities Risk.  The Fund’s mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund’s mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in

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JPMorgan
    Global Strategic Appreciation Fund

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which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Government Agency Risk.  Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns.

The Fund may engage in various strategies to hedge against currency risk. These strategies may consist of use of foreign currency futures contracts. To the extent the Fund enters into such transactions in markets other than in the United States, the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to the Fund’s investments in foreign securities. In addition, the Fund may engage in such transactions as a substitute for securities in which the Fund invests, to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or for risk management purposes. While a Fund’s use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that the Fund’s hedging transactions will be effective. Furthermore, the Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.

Short Selling Risk.  The Fund’s investment strategy may involve more risk than other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

The Fund must borrow those securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell related long positions at disadvantageous times. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Repurchase Agreement Risk.  Repurchase agreements involve some risk to the Fund that the counterparty will not meet its obligations under the agreement.

Temporary Defensive Position Risk.  To respond to unusual circumstances, the Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. Investing a substantial portion of its assets in money market instruments, repurchase agreements, and U.S. government debt, including situations in which the Fund is investing for temporary defensive purposes, could reduce the Fund’s potential returns.

Depositary Receipts Risk.  The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries

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in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Redemption Risk.  The Fund may have to sell securities at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other securities.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are pursuing a long-term goal such as retirement
•	want to add a global investment to further diversify a portfolio
•	are seeking total returns over a long-term period

The Fund is not designed for investors who:
•	are uncomfortable with the risks of global investing
•	require regular income
•	are pursuing a short-term goal or investing emergency reserves

The Fund’s Past Performance1

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 10/31.

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    Global Strategic Appreciation Fund

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Estimated Investor Expenses for Class A and Class C Shares

The estimated expenses of Class A and Class C Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

	CLASS A SHARES		CLASS C SHARES
Maximum Sales Charge (Load) When You Buy Shares, Shown as % of the Offering Price*	5.25		NONE
Maximum Deferred Sales Charge (Load) Shown as % of Lower of Original Purchase Price or Redemption Proceeds	NONE	**	1.00
Redemption Fee on Shares Held Less than 60 Days as a % of Amount Redeemed/Exchanged	2.00		2.00

*	The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See “How to Do Business with the Fund.”

**	Except for purchases of $1 million or more. Please see “Sales Charges — Class A Shares.”

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS A AND CLASS C ASSETS)

	CLASS A SHARES	CLASS C SHARES
Management Fees	0.70	0.70
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees	0.25	0.25
Other Expenses[1]	0.44	0.44
Total Annual Operating Expenses	1.64	2.14
Fee Waivers and Expense Reimbursements[2]	(0.19)	(0.19)
Net Expenses[2]	1.45	1.95

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of Class A and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.45% and 1.95%, respectively, of their average daily net assets through 2/29/08. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

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Example

The example below is intended to help you compare the cost of investing in Class A and Class C Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 2/29/08 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

	1 YEAR	3 YEARS
CLASS A SHARES* ($)	717	1,212
CLASS C SHARES** ($)	353	874

IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:

	1 YEAR	3 YEARS
CLASS A SHARES* ($)	717	1,212
CLASS C SHARES ($)	253	874

*	Assumes sales charge is deducted when shares are purchased.

**	Assumes applicable deferred sales charge is deducted when shares are sold.

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The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

JPMIM is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

The Fund pays the adviser a management fee of 0.70% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Managers

The portfolio management team is led by Neill Nuttall and Talib Sheikh. Mr. Nuttall, a Managing Director of JPMIM, is CIO and head of the Global Multi-Asset Group, with particular responsibility for total return and convertible bond portfolios. An employee since 1984, most recently he was a qualitative portfolio manager in the Currency Group and a member of the CIPC. He previously worked for Jardine Fleming in Hong Kong as head of currency, Asian fixed income and convertible bond management. As part of this role he was managing equity, convertible bond, balanced and fixed income portfolios. Prior to this, he worked for Standard Chartered Bank in Hong Kong and Thailand. Mr. Nuttall obtained a BA (Hons) in Politics from the University of Exeter. Mr. Sheikh, a Vice President of JPMIM, is a portfolio manager in the Global Multi-Asset Group, responsible for managing total return, balanced and tactical asset allocation overlay accounts. An employee since 1998, Mr. Sheikh was previously an assistant portfolio manager in the derivative implementation team. Areas of focus include expanding allocation decisions through new products, portfolio risk and the fixed income market. Mr. Sheikh holds a B.Sc in Agriculture and a M.Sc in International Marketing from Newcastle University, and is a CFA Charterholder.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Fund is provided in the Fund’s Statement of Additional Information.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all funds (excluding funds of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Select Class

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Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days with the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its

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sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Fund’s own operational systems and procedures will identify and eliminate all market timing activities. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in omnibus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. As a result, the Fund is often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Fund.

The Fund has attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Fund will be able to effectively identify and eliminate market timing and abusive trading in the Fund particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Fund’s market timing policies and restrictions as uniformly as practicable to accounts with the Fund, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A and Class C Shares, all of which are available to the general public.

Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

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Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $50,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an up-front sales charge. Please see “Sales Charges.”

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution fees, which are lower for Class A Shares. These fees appear in the table called Annual Operating Expenses for the Fund.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Fund has implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American or Caribbean equity securities, held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

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How do I open an account?

Read the prospectus carefully, and select the share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement. You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund. Subsequent investments must be at least $25.

Minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Fund reserves the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

A lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — Can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

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If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832 FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-A)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-A)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I automatically invest on a systematic basis?

Yes. You may purchase additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100. To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Fund currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell shares of the Fund. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The following table shows the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Fund’s Management and Administration.”

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To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Fund, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Fund is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

TOTAL SALES CHARGE FOR FUND1

AMOUNT OF PURCHASES	SALES CHARGE AS A % OF THE OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT	COMMISSION AS A % OF OFFERING PRICE
Less than $50,000	5.25	5.54	4.75
$50,000–$99,999	4.50	4.71	4.05
$100,000–$249,999	3.50	3.63	3.05
$250,000–$499,999	2.50	2.56	2.05
$500,000–$999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in the Fund.

**	If you purchase $1 million or more of Class A Shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares during the first 12 months after purchase or 0.50% of the purchase price if you redeem any or all of the Class A Shares between 12 and 18 months after purchase. These charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to broker-dealers for your cumulative investments of $1 million or more in Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charge

The Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the JPMorgan Funds in which you invest (as described below) even if such JPMorgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all JPMorgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the Fund that you would like to have one or more JPMorgan Funds linked together for purposes of reducing the initial sales charge.

•	Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A or Class C Shares of a JPMorgan Fund held in:

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1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the Fund if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the JPMorgan Funds may verify (1) the number of shares of the JPMorgan Funds held in your account(s) with the JPMorgan Funds, (2) the number of shares of the JPMorgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the JPMorgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

•	Letter of Intent: You may qualify for a reduction in the initial sales charge applicable on a current purchase of Class A Shares by signing a Letter of Intent committing you to purchase a certain amount of shares over a defined period of time. Provided you satisfy the minimum initial investment requirement, you may purchase Class A Shares of one or more JPMorgan Funds (other than a money market fund) over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. At your request, purchases made during the previous 90 days may be included toward the amount covered by the Letter of Intent. If you elect to include purchases made during the past 90 days toward fulfillment of your Letter of Intent, the 13-month period will be deemed to begin as of the date of the earliest purchase being counted toward fulfillment of your Letter of Intent. You should inform your Financial Intermediary or the Fund that you have a Letter of Intent each time you make an investment. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the net amount invested.

Additional information regarding the reduction of Class A sales charges is available in the Fund’s Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Funds if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another JPMorgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors or trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

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•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Share accounts subject to a $2,500 minimum investment require- ment provided such accounts are opened directly from the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•	Financial Intermediaries or financial institutions who have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares).

•	Washington Management Corporation and its subsidiaries and affiliates.

5.	Bought by:

•	Affiliates of JPMorgan Chase and certain accounts (other than IRA Accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•	Certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•	Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or cli ents of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•	A Financial Intermediary, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

•	A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a JPMorgan Fund or acquired in an exchange of Select Class Shares of a JPMorgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a JPMorgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a JPMorgan Fund (except Class A Shares of a money market fund), but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

9.	Bought when one Fund invests in another JPMorgan Fund.

10.	Bought in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

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11.	Purchased during a JPMorgan Fund’s special offering.

12.	Bought by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at NAV per share, without any up-front sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

YEARS SINCE PURCHASE	CDSC AS A % OF DOLLAR AMOUNT SUBJECT TO CHARGE
0–1	1.00
AFTER FIRST YEAR	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Fund.

How the Class C CDSC Is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class C Shares, the CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Fund, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class C CDSC

No sales charge is imposed on redemptions of Class C Shares of the Fund:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of the Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Made within one year of a shareholder’s death or initial qualification for Social Security disability payments after the account is opened. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.	That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70-1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the JPMorgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

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5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class C Shares of other JPMorgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Share redemptions of the Fund if the shares were bought with proceeds from the sale of Class C Shares of a JPMorgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

The Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Finan cial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of the Fund attributable to Class A Shares.

2.	Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of the Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an up-front sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of the Fund may be exchanged for Class A Shares of another JPMorgan Fund or for another class of the same Fund. Class A Shares of

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the Fund may be exchanged for Morgan Shares of a JPMorgan money market fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Municipal Bond Fund and JPMorgan Ultra Short Term Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another JPMorgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of any other JPMorgan Fund may be exchanged for Class C Shares of another JPMorgan Fund, other than for Class C Shares of the Short Term Bond Funds.

All exchanges are subject to meeting any investment minimum or eligibility requirement. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

You can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

If you exchange Class C Shares of the Fund for Class C Shares of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchanged.

2.	The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Redeeming Fund Shares — Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

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REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If you own Class A or Class C Shares and the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted, minus the amount of any applicable CDSC and/or redemption fee.

Do I pay a redemption fee?

If you sell or exchange your shares of the Fund offered in this prospectus within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold in addition to any applicable CDSC. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60-day holding period.

The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of

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the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as a result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fees are paid to the Fund and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts, which may include omnibus accounts or retirement plan accounts, typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund may request information concerning individual shareholders, the Fund generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

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You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I redeem on a systematic basis?

Yes.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

If you select this option, please keep in mind that:

•	It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in the Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in the Fund each quarter.

The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in the Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Fund’s Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC or a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result you

JPMORGAN INTERNATIONAL EQUITY FUNDS

23

How to Do Business with the Fund

CONTINUED

will not be charged a CDSC or a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

JPMORGAN INTERNATIONAL EQUITY FUNDS

24

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares and pays any net investment income at least annually. The Fund declares and pays capital gains distributions, if any, at least annually. You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. The amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive properly designated distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011, generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of stock or securities in foreign corporations, the Fund may elect to “pass through” to its shareholders the foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investments in certain mortgage backed securities, debt obligations and derivative investments may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from the Funds, and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed for calendar year 2007 will be available online at www.jpmorganfunds.com.

JPMORGAN INTERNATIONAL EQUITY FUNDS

25

Shareholder Information

CONTINUED

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose its 10 largest stock portfolio holdings and the percentages that each of these 10 largest stock portfolio holdings represent of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

JPMORGAN INTERNATIONAL EQUITY FUNDS

26

Risk and Reward Elements
for the Fund

This table identifies the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions
• The Fund’s share price and performance will fluctuate in response to stock market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns
• Favorable exchange rate movements could generate gains or reduce losses

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds; equity investments may include common stocks, convertible securities, preferred stocks, depositary receipts (such as ADRs and EDRs), trust or partnership interests, warrants, rights, and investment company securities
• During severe market downturns, the Fund has the option of investing up to 100% of assets in high quality short-term instruments
•  To the extent that the Fund invests in foreign bonds, it may manage the currency exposure of its foreign investments relative to its benchmark, and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time; these currency management techniques may not be available for certain emerging markets investments; the Fund may also use forward foreign currency contracts for risk management purposes and/or to increase income and gain by establishing or adjusting exposure to particular foreign securities, markets or currencies. (see also “Derivatives”)

Management choices
• The Fund could underperform its benchmark due to its securities choices and other management decisions	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns

JPMORGAN INTERNATIONAL EQUITY FUNDS

27

Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses
•  The Fund actively manages the currency exposure of its foreign investments relative to its benchmark and will hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”)

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates liquid assets to offset leverage risk

ETFs and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company	• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)[1]

• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
• Pursuant to Rule 12d1-1 of the 1940 Act, the Fund may invest an unlimited amount of its uninvested cash in a money market fund, subject to certain conditions.

1	Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

JPMORGAN INTERNATIONAL EQUITY FUNDS

28

P R O S P E C T U S    JANUARY XX

2007

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*
• Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Fund which can reduce returns
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Fund could make money and protect against losses if the investment analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark
• The Fund only establishes hedges that it expects will be highly correlated with underlying positions
• The Fund may use derivatives in an effort to produce increased income or gains

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

JPMORGAN INTERNATIONAL EQUITY FUNDS

29

Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Securities lending
• When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Fund may enhance income through the investment of the collateral received from the borrower
• The adviser maintains a list of approved borrowers
• The Fund receives collateral equal to at least 100% of the current value of securities loaned plus accrued interest
• The lending agents indemnify the Fund against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• The Fund may not invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high-quality short-term instruments (including repurchase agreements) and for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets

Short-term trading
• Increased trading could raise the Fund’s brokerage and related costs • Increased short-term capital gains distributions could raise shareholders’ income tax liability	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

Credit quality
• The default of an issuer would leave the Fund with unpaid interest or principal
• Junk bonds (those rated BB, Ba or lower) have a higher risk of default, tend to be less liquid and may be more difficult to value
• Investment-grade bonds have a lower risk of default • Junk bonds offer higher yields and higher potential gains
• The Fund maintains its own policies for balancing credit quality against potential yields and gains in light of its investment goals
• The adviser develops its own ratings of unrated securities and makes a credit quality determination for unrated securities

JPMORGAN INTERNATIONAL EQUITY FUNDS

30

P R O S P E C T U S    JANUARY XX

2007

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions
• The Fund’s share price and performance will fluctuate in response to stock and/or bond market movements
• The value of most bonds will fall when interest rates rise; The longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• Mortgage-backed and asset-backed securities (securities representing an interest in, or secured by, a pool of mortgages or other assets such as receivables) and direct mortgages could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Bonds have generally outperformed money market investments over the long term, with less risk than stocks
• A diversified, balanced portfolio should mitigate the effects of wide market fluctuations, especially when stock and bond prices move in different directions
• Most bonds will rise in value when interest rates fall
• Mortgage-backed and asset-backed securities and direct mortgages can offer attractive returns.

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and the Fund may invest uninvested cash in affiliated money market funds; equity securities may include common stocks, convertible securities, preferred stocks, depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights; bond investments may include U.S. and foreign corporate and government bonds, mortgage-backed and asset- backed securities, convertible securities, participation interests and private placements
• The Fund seeks to limit risk and enhance performance through active management and/or diversification
• During severe market downturns, the Fund has the option of investing up to 100% of its assets in high quality short-
term instruments
• The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities and mortgage prepayments.

JPMORGAN INTERNATIONAL EQUITY FUNDS

31

Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Short selling
• The Fund may engage in short sellings.
• Short sales may not have the intended effects and may result in losses
• The Fund may not be able to close out a short position at a particular time or at an acceptable price
• The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities
• Segregated assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility
• Short sales involve leverage risk, credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the stock at the time of the short sale
• If the SEC staff changes its current policy of permitting brokers executing the Fund’s short sales to hold proceeds of such short sales, the cost of such transactions would increase significantly and the Fund may be required to cease operations or change its investment objective
• The Fund could make money and protect against losses if management’s analysis proves correct • Short selling may allow the Fund to generate positive returns in declining markets
• The Fund segregates liquid assets to cover short positions and offset a portion of the leverage risk
• The Fund makes short sales through brokers that the adviser has determined to be highly creditworthy

JPMORGAN INTERNATIONAL EQUITY FUNDS

32

Legal Proceedings Relating to Banc One
Investment Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to any Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank, N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (One Group Mutual Funds former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

BOIA is now known as JPMorgan Investment Advisors Inc.

JPMORGAN INTERNATIONAL EQUITY FUNDS

33

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co. All Rights Reserved.                          2007.

PR-INTEQABC-107

PROSPECTUS JANUARY  , 2007

JPMorgan

International

Equity

Funds

Select Class Shares

JPMorgan Global Strategic Appreciation Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Global Strategic Appreciation Fund	1
The Fund’s Management and Administration	7
How to Do Business with the Fund	9
Purchasing Fund Shares	9
Networking and Sub-Transfer Agency Fees	13
Exchanging Fund Shares	13
Redeeming Fund Shares	14
Shareholder Information	17
Distributions and Taxes	17
Shareholder Statements and Reports	18
Availability of Proxy Voting Record	18
Portfolio Holdings Disclosure	18
Risk and Reward Elements for the Fund	19
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	25
How To Reach Us	Back cover

JPMorgan
    Global Strategic Appreciation Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks and strategies, please see pages 18–23.

The Fund’s Objective

The Fund seeks to provide a total return from a diversified portfolio of stocks and bonds.

The Fund’s Main Investment Strategy

Drawing on a variety of analytical tools, the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM), allocates assets among various types of U.S. and foreign equity and fixed income investments based on the following model allocation:

•	20–100% equity securities

•	0–40% convertible bonds

•	0–80% fixed income securities

•	0–80% cash or cash-like instruments

The Fund’s combined allocation to fixed income securities and cash or cash-like instruments will not exceed 80% of the Fund’s assets.

The Fund’s adviser may periodically increase or decrease the Fund’s actual asset and country allocations to reflect the relative attractiveness of each asset class and country. There is no limit on the number of countries in which the Fund may invest and the Fund may concentrate its investments in a small group of countries.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, and rights and warrants to buy common stocks.

The Fund may invest in securities denominated in any currency. Non-reference currency exposure in securities may be hedged back to the reference currency in order to moderate currency exchange risks. The Fund typically will hedge 80% of its non-dollar investments back to the U.S. dollar through the use of derivatives.

The Fund’s fixed income investments will generally be restricted to securities rated at least A as measured by independent agencies such as Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) for longer-term securities, or at least A1P1 for shorter-term securities. The Fund’s convertible bond investments will seek to maintain an average credit quality of Baa2 as measured by Moody’s or BBB as measured by S&P. The Fund may also invest in unrated securities that are deemed by the adviser to be of comparable quality. With the bond portion of the portfolio, the adviser uses fundamental, economic and capital markets research to select securities. The Fund may invest in high yield securities which are rated below investment grade (junk bonds).

The Fund may enter into short sales. In short selling transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to increase income and gain, to hedge various investments and for risk management.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate

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securities, whose interest rates are changed periodically.

The Fund may invest any portion of its assets that are not in equity or fixed income securities in high-quality money market instruments and repurchase agreements. To temporarily defend its assets during adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments.

The Fund measures its return against the return an investor could achieve through an investment in 3-month U.S. Treasury Bills. JPMIM attempts to achieve returns for the Fund’s shareholders that exceed that benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, Treasury Bills are backed by the full faith and credit of the U.S. government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investment Process

Within its asset allocation framework, JPMIM will combine aggressive tactical asset allocation with dynamic security selection.

With the equity portion of the portfolio, the adviser will actively seek the most attractive stocks within each sector. Foreign stocks are chosen while monitoring country allocation and currency exposure. In choosing individual stocks, the adviser ranks them according to their relative value using a proprietary model that incorporates research from the adviser’s worldwide network of global regional and sector analysts.

With the fixed income portion of the portfolio, the adviser uses fundamental, economic and capital markets research from the adviser’s worldwide network of analysts to select securities. JPMIM actively manages the mix of U.S. and foreign bonds while monitoring duration, interest rates and currency exposure. With the convertible bond portion of the portfolio, the adviser’s selection is focused on securities where the underlying equity can produce long-term growth at reasonable valuations.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Foreign and Emerging Markets Securities Risk.  To the extent that the Fund invests in foreign securities,

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investments in foreign securities may be riskier than investments in U.S. securities. These risks include political and economic risks, greater volatility, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect the Fund’s investments in a foreign country. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. These risks increase when investing in issuers located in emerging markets. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Smaller Cap Company Risk.  Although the Fund may invest in equity investments of all companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Convertible Securities Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Investment Company Risk.  If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Interest Rate Risk.  The value of the Fund’s fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That is because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

Credit Risk.  Securities rated in the lowest investment grade category by Moody’s, S&P, Fitch or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality, may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

The Fund may also invest in non-investment grade bonds, also known as high yield securities or junk bonds. These securities are considered to be high risk investments, are speculative with respect to the capacity to pay interest and repay principal and may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for the securities. You should not invest in the Fund unless you are willing to assume the greater risk associated with high yield securities.

Mortgage-Backed Securities Risk.  The Fund’s mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund’s mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in

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which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Government Agency Risk.  Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns.

The Fund may engage in various strategies to hedge against currency risk. These strategies may consist of use of foreign currency futures contracts. To the extent the Fund enters into such transactions in markets other than in the United States, the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to the Fund’s investments in foreign securities. In addition, the Fund may engage in such transactions as a substitute for securities in which the Fund invests, to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or for risk management purposes. While a Fund’s use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that the Fund’s hedging transactions will be effective. Furthermore, the Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.

Short Selling Risk.  The Fund’s investment strategy may involve more risk than other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

The Fund must borrow those securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell related long positions at disadvantageous times. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Repurchase Agreement Risk.  Repurchase agreements involve some risk to the Fund that the counterparty will not meet its obligations under the agreement.

Temporary Defensive Position Risk.  To respond to unusual circumstances, the Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. Investing a substantial portion of its assets in money market instruments, repurchase agreements, and U.S. government debt, including situations in which the Fund is investing for temporary defensive purposes, could reduce the Fund’s potential returns.

Depositary Receipts Risk.  The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries

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in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Redemption Risk.  The Fund may have to sell securities at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other securities.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are pursuing a long-term goal such as retirement
•	want to add a global investment to further diversify a portfolio
•	are seeking total returns over a long-term period

The Fund is not designed for investors who:
•	are uncomfortable with the risks of global investing
•	require regular income
•	are pursuing a short-term goal or investing emergency reserves

The Fund’s Past Performance1

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 10/31.

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Estimated Investor Expenses for Select Class Shares

The estimated expenses of Select Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial intermediary.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

SELECT CLASS
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed/exchanged)	2.00

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

Management Fees	0.70
Distribution (Rule 12b-1) Fees	None
Shareholder Service Fees	0.25
Other Expenses[1]	0.44
Total Annual Operating Expenses	1.39
Fee Waiver and Expense Reimbursements[2]	(0.19)
Net Expenses[2]	1.20

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of Select Class Shares (excluding interest, taxes, extraordinary expenses, expenses related to the deferred compensation plan and dividend expenses related to short sales) exceed 1.20% of its average daily net assets through 2/29/08. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in Select Class Shares of the Fund with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 2/29/08 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS
YOUR COST ($) (with or without redemption)	122	421

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The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

JPMIM is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

The Fund pays the adviser a management fee of 0.70% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Managers

The portfolio management team is led by Neill Nuttall and Talib Sheikh. Mr. Nuttall, a Managing Director of JPMIM, is CIO and head of the Global Multi-Asset Group, with particular responsibility for total return and convertible bond portfolios. An employee since 1984, most recently he was a qualitative portfolio manager in the Currency Group and a member of the CIPC. He previously worked for Jardine Fleming in Hong Kong as head of currency, Asian fixed income and convertible bond management. As part of this role he was managing equity, convertible bond, balanced and fixed income portfolios. Prior to this, he worked for Standard Chartered Bank in Hong Kong and Thailand. Mr. Nuttall obtained a BA (Hons) in Politics from the University of Exeter. Mr. Sheikh, a Vice President of JPMIM, is a portfolio manager in the Global Multi-Asset Group, responsible for managing total return, balanced and tactical asset allocation overlay accounts. An employee since 1998, Mr. Sheikh was previously an assistant portfolio manager in the derivative implementation team. Areas of focus include expanding allocation decisions through new products, portfolio risk and the fixed income market. Mr. Sheikh holds a B.Sc in Agriculture and a M.Sc in International Marketing from Newcastle University, and is a CFA Charterholder.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Fund is provided in the Fund’s Statement of Additional Information.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all funds (excluding funds of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Select Class

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and Administration

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Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

Select Class Shares may also be purchased directly by officers, directors or trustees, retirees and employees and their immediate families (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

See “How do I open an account?”

For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day. If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase and redemption orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded

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securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days within the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to identify market timers effectively, long-term shareholders may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Fund’s own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in omni bus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. As a result, the Fund is often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Fund.

The Fund has attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Fund will be able to effectively identify and eliminate market timing and abusive trading in the Fund particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Fund’s market timing policies and restrictions as uniformly as practicable to accounts with the Fund, except with respect to the following:

1.	Trades that occur through omnibus accounts at financial intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan Money Market Funds. Although these funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

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In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Fund has implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American or Caribbean equity securities, held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

How do I open an account?

Read the prospectus carefully. The Fund may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. Decide how much you want to invest.

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. There are no minimum levels for subsequent purchases.

Select Class Shares shareholders who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum. Select Class Shares accounts of former One Group Funds opened on or before February 18, 2005 will be subject to a $200,000 minimum.

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005. Officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $2,500 minimum investment requirement provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee

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How to Do Business with the Fund

CONTINUED

accounts. The Fund reserves the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any redemption fee.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the
following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-SELECT)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

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Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832

FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-SELECT)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine.

These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Select Class Shares of the Fund may be exchanged for Select Class Shares of another non-money market JPMorgan Fund or for another class of the same Fund. All exchanges are subject to meeting any investment minimum or eligibility requirements. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice. Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes. An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.

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How to Do Business with the Fund

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Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.” Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described. Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders. A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares. You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information. We will need the names of the registered shareholders and your account number and other information before we can sell your shares. You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted minus the amount of any redemption fee.

Do I pay a redemption fee?

If you sell or exchange your shares of the Fund within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for

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60 days for purposes of calculating the 60-day holding period.

•	The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as the result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fee is paid to the Fund and is designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts which may include omnibus accounts or retirement plan accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While such Fund may request information concerning individual shareholders, the Fund generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fee to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fee.

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How to Do Business with the Fund

CONTINUED

Can I redeem by telephone?

Yes, if you selected this option on your Account Application. Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a preexisting bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result you will not be charged a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares and pays any net investment income at least annually. The Fund declares and pays capital gains distributions, if any, at least annually. You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. The amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive properly designated distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011, generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of stock or securities in foreign corporations, the Fund may elect to “pass through” to its shareholders the foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investments in certain mortgage backed securities, debt obligations and derivative investments may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from the Funds, and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed for calendar year 2007 will be available online at www.jpmorganfunds.com.

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Shareholder Information

CONTINUED

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose the Fund’s 10 largest stock portfolio holdings and the percentages that each of these 10 largest stock portfolio holdings represent of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

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Risk and Reward Elements
for the Fund

This table identifies the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions
• The Fund’s share price and performance will fluctuate in response to stock market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns
• Favorable exchange rate movements could generate gains or reduce losses

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds; equity investments may include common stocks, convertible securities, preferred stocks, depositary receipts (such as ADRs and EDRs), trust or partnership interests, warrants, rights, and investment company securities
• During severe market downturns, the Fund has the option of investing up to 100% of assets in high quality short-term instruments
•  To the extent that the Fund invests in foreign bonds, it may manage the currency exposure of its foreign investments relative to its benchmark, and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time; these currency management techniques may not be available for certain emerging markets investments; the Fund may also use forward foreign currency contracts for risk management purposes and/or to increase income and gain by establishing or adjusting exposure to particular foreign securities, markets or currencies. (see also “Derivatives”)

Management choices
• The Fund could underperform its benchmark due to its securities choices and other management decisions	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns

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Risk and Reward Elements
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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses
•  The Fund actively manages the currency exposure of its foreign investments relative to its benchmark and will hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”)

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates liquid assets to offset leverage risk

ETFs and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company	• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)[1]

• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
• Pursuant to Rule 12d1-1 of the 1940 Act, the Fund may invest an unlimited amount of its uninvested cash in a money market fund, subject to certain conditions.

1	Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*
• Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Fund which can reduce returns
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Fund could make money and protect against losses if the investment analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark
• The Fund only establishes hedges that it expects will be highly correlated with underlying positions
• The Fund may use derivatives in an effort to produce increased income or gains

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

JPMORGAN INTERNATIONAL EQUITY FUNDS

21

Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Securities lending
• When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Fund may enhance income through the investment of the collateral received from the borrower
• The adviser maintains a list of approved borrowers
• The Fund receives collateral equal to at least 100% of the current value of securities loaned plus accrued interest
• The lending agents indemnify the Fund against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• The Fund may not invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high-quality short-term instruments (including repurchase agreements) and for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets

Short-term trading
• Increased trading could raise the Fund’s brokerage and related costs • Increased short-term capital gains distributions could raise shareholders’ income tax liability	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

Credit quality
• The default of an issuer would leave the Fund with unpaid interest or principal
• Junk bonds (those rated BB, Ba or lower) have a higher risk of default, tend to be less liquid and may be more difficult to value
• Investment-grade bonds have a lower risk of default • Junk bonds offer higher yields and higher potential gains
• The Fund maintains its own policies for balancing credit quality against potential yields and gains in light of its investment goals
• The adviser develops its own ratings of unrated securities and makes a credit quality determination for unrated securities

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions
• The Fund’s share price and performance will fluctuate in response to stock and/or bond market movements
• The value of most bonds will fall when interest rates rise; The longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• Mortgage-backed and asset-backed securities (securities representing an interest in, or secured by, a pool of mortgages or other assets such as receivables) and direct mortgages could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Bonds have generally outperformed money market investments over the long term, with less risk than stocks
• A diversified, balanced portfolio should mitigate the effects of wide market fluctuations, especially when stock and bond prices move in different directions
• Most bonds will rise in value when interest rates fall
• Mortgage-backed and asset-backed securities and direct mortgages can offer attractive returns.

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and the Fund may invest uninvested cash in affiliated money market funds; equity securities may include common stocks, convertible securities, preferred stocks, depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights; bond investments may include U.S. and foreign corporate and goverment bonds, mortgage-backed and asset- backed securities, convertible securities, participation interests and private placements
• The Fund seeks to limit risk and enhance performance through active management and/or diversification
• During severe market downturns, the Fund has the option of investing up to 100% of its assets in high quality short-
term instruments
• The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities and mortgage prepayments.

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23

Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Short selling
• The Fund may engage in short sellings.
• Short sales may not have the intended effects and may result in losses
• The Fund may not be able to close out a short position at a particular time or at an acceptable price
• The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities
• Segregated assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility
• Short sales involve leverage risk, credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the stock at the time of the short sale
• If the SEC staff changes its current policy of permitting brokers executing the Fund’s short sales to hold proceeds of such short sales, the cost of such transactions would increase significantly and the Fund may be required to cease operations or change its investment objective
• The Fund could make money and protect against losses if management’s analysis proves correct • Short selling may allow the Fund to generate positive returns in declining markets
• The Fund segregates liquid assets to cover short positions and offset a portion of the leverage risk
• The Fund makes short sales through brokers that the adviser has determined to be highly creditworthy

JPMORGAN INTERNATIONAL EQUITY FUNDS

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Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to any Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank, N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (One Group Mutual Funds former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

BOIA is now known as JPMorgan Investment Advisors Inc.

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co. All Rights Reserved.                  2007.

PR-INTEQABC-107

PROSPECTUS JANUARY   , 2007

JPMorgan

International

Equity

Funds

R Class Shares

JPMorgan Global Strategic Appreciation Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Global Strategic Appreciation Fund	1
The Fund’s Management and Administration	7
How to Do Business with the Fund	9
Purchasing Fund Shares	9
Networking and Sub-Transfer Agency Fees	12
Exchanging Fund Shares	12
Redeeming Fund Shares	13
Shareholder Information	16
Distributions and Taxes	16
Shareholder Statements and Reports	17
Availability of Proxy Voting Record	17
Portfolio Holdings Disclosure	17
Risk and Reward Elements for the Fund	18
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	24
How To Reach Us	Back cover

JPMorgan
    Global Strategic Appreciation Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks and strategies, please see pages 18–23.

The Fund’s Objective

The Fund seeks to provide a total return from a diversified portfolio of stocks and bonds.

The Fund’s Main Investment Strategy

Drawing on a variety of analytical tools, the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM), allocates assets among various types of U.S. and foreign equity and fixed income investments based on the following model allocation:

•	20–100% equity securities

•	0–40% convertible bonds

•	0–80% fixed income securities

•	0–80% cash or cash-like instruments

The Fund’s combined allocation to fixed income securities and cash or cash-like instruments will not exceed 80% of the Fund’s assets.

The Fund’s adviser may periodically increase or decrease the Fund’s actual asset and country allocations to reflect the relative attractiveness of each asset class and country. There is no limit on the number of countries in which the Fund may invest and the Fund may concentrate its investments in a small group of countries.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, and rights and warrants to buy common stocks.

The Fund may invest in securities denominated in any currency. Non-reference currency exposure in securities may be hedged back to the reference currency in order to moderate currency exchange risks. The Fund typically will hedge 80% of its non-dollar investments back to the U.S. dollar through the use of derivatives.

The Fund’s fixed income investments will generally be restricted to securities rated at least A as measured by independent agencies such as Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) for longer-term securities, or at least A1P1 for shorter-term securities. The Fund’s convertible bond investments will seek to maintain an average credit quality of Baa2 as measured by Moody’s or BBB as measured by S&P. The Fund may also invest in unrated securities that are deemed by the adviser to be of comparable quality. With the bond portion of the portfolio, the adviser uses fundamental, economic and capital markets research to select securities. The Fund may invest in high yield securities which are rated below investment grade (junk bonds).

The Fund may enter into short sales. In short selling transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to increase income and gain, to hedge various investments and for risk management.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate

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    Global Strategic Appreciation Fund

CONTINUED

securities, whose interest rates are changed periodically.

The Fund may invest any portion of its assets that are not in equity or fixed income securities in high-quality money market instruments and repurchase agreements. To temporarily defend its assets during adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments.

The Fund measures its return against the return an investor could achieve through an investment in 3-month U.S. Treasury Bills. JPMIM attempts to achieve returns for the Fund’s shareholders that exceed that benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, Treasury Bills are backed by the full faith and credit of the U.S. government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investment Process

Within its asset allocation framework, JPMIM will combine aggressive tactical asset allocation with dynamic security selection.

With the equity portion of the portfolio, the adviser will actively seek the most attractive stocks within each sector. Foreign stocks are chosen while monitoring country allocation and currency exposure. In choosing individual stocks, the adviser ranks them according to their relative value using a proprietary model that incorporates research from the adviser’s worldwide network of global regional and sector analysts.

With the fixed income portion of the portfolio, the adviser uses fundamental, economic and capital markets research from the adviser’s worldwide network of analysts to select securities. JPMIM actively manages the mix of U.S. and foreign bonds while monitoring duration, interest rates and currency exposure. With the convertible bond portion of the portfolio, the adviser’s selection is focused on securities where the underlying equity can produce long-term growth at reasonable valuations.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Foreign and Emerging Markets Securities Risk.  To the extent that the Fund invests in foreign securities,

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P R O S P E C T U S    JANUARY XX

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investments in foreign securities may be riskier than investments in U.S. securities. These risks include political and economic risks, greater volatility, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect the Fund’s investments in a foreign country. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. These risks increase when investing in issuers located in emerging markets. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Smaller Cap Company Risk.  Although the Fund may invest in equity investments of all companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Convertible Securities Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Investment Company Risk.  If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Interest Rate Risk.  The value of the Fund’s fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That is because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

Credit Risk.  Securities rated in the lowest investment grade category by Moody’s, S&P, Fitch or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality, may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

The Fund may also invest in non-investment grade bonds, also known as high yield securities or junk bonds. These securities are considered to be high risk investments, are speculative with respect to the capacity to pay interest and repay principal and may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for the securities. You should not invest in the Fund unless you are willing to assume the greater risk associated with high yield securities.

Mortgage-Backed Securities Risk.  The Fund’s mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund’s mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in

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    Global Strategic Appreciation Fund

CONTINUED

which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Government Agency Risk.  Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns.

The Fund may engage in various strategies to hedge against currency risk. These strategies may consist of use of foreign currency futures contracts. To the extent the Fund enters into such transactions in markets other than in the United States, the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to the Fund’s investments in foreign securities. In addition, the Fund may engage in such transactions as a substitute for securities in which the Fund invests, to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or for risk management purposes. While a Fund’s use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that the Fund’s hedging transactions will be effective. Furthermore, the Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.

Short Selling Risk.  The Fund’s investment strategy may involve more risk than other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

The Fund must borrow those securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell related long positions at disadvantageous times. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Repurchase Agreement Risk.  Repurchase agreements involve some risk to the Fund that the counterparty will not meet its obligations under the agreement.

Temporary Defensive Position Risk.  To respond to unusual circumstances, the Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. Investing a substantial portion of its assets in money market instruments, repurchase agreements, and U.S. government debt, including situations in which the Fund is investing for temporary defensive purposes, could reduce the Fund’s potential returns.

Depositary Receipts Risk.  The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries

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in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Redemption Risk.  The Fund may have to sell securities at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other securities.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are pursuing a long-term goal such as retirement
•	want to add a global investment to further diversify a portfolio
•	are seeking total returns over a long-term period

The Fund is not designed for investors who:
•	are uncomfortable with the risks of global investing
•	require regular income
•	are pursuing a short-term goal or investing emergency reserves

The Fund’s Past Performance1

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 10/31.

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    Global Strategic Appreciation Fund

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Estimated Investor Expenses for R Class Shares

The estimated expenses of the R Class Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

R CLASS SHARES
Redemption Fee on Shares Held Less than 60 Days as a % of Amount Redeemed/Exchanged[1]	2.00

1	The JPMorgan Global Strategic Appreciation Fund charges a redemption fee of 2.00% of the value of shares sold. However, the redemption fee does not apply to bona fide asset allocation programs. The JPMorgan SmartRetirement Funds are considered asset allocation programs within the stated exceptions to the excessive trading limits and redemption fees.

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM R CLASS ASSETS)

R CLASS SHARES
Management Fees	0.70
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.05
Other Expenses[1]	0.44
Total Annual Operating Expenses	1.19
Fee Waivers and Expense Reimbursements[2]	(0.19)
Net Expenses[2]	1.00

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the R Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.00% of their average daily net assets through 2/29/08. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in R Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 2/29/08 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the R Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS
YOUR COST ($) (with or without redemption)	158	578

JPMORGAN INTERNATIONAL EQUITY FUNDS

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The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

JPMIM is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

The Fund pays the adviser a management fee of 0.70% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Managers

The portfolio management team is led by Neill Nuttall and Talib Sheikh. Mr. Nuttall, a Managing Director of JPMIM, is CIO and head of the Global Multi-Asset Group, with particular responsibility for total return and convertible bond portfolios. An employee since 1984, most recently he was a qualitative portfolio manager in the Currency Group and a member of the CIPC. He previously worked for Jardine Fleming in Hong Kong as head of currency, Asian fixed income and convertible bond management. As part of this role he was managing equity, convertible bond, balanced and fixed income portfolios. Prior to this, he worked for Standard Chartered Bank in Hong Kong and Thailand. Mr. Nuttall obtained a BA (Hons) in Politics from the University of Exeter. Mr. Sheikh, a Vice President of JPMIM, is a portfolio manager in the Global Multi-Asset Group, responsible for managing total return, balanced and tactical asset allocation overlay accounts. An employee since 1998, Mr. Sheikh was previously an assistant portfolio manager in the derivative implementation team. Areas of focus include expanding allocation decisions through new products, portfolio risk and the fixed income market. Mr. Sheikh holds a B.Sc in Agriculture and a M.Sc in International Marketing from Newcastle University, and is a CFA Charterholder.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Fund is provided in the Fund’s Statement of Additional Information.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all funds (excluding funds of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.05% of the average daily net assets of the Select Class

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The Fund’s Management
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Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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How to Do Business with the Fund

PURCHASING FUND SHARES

Who can buy shares?

Shares may be purchased by the JPMorgan SmartRetirement Funds.

Shares may also be purchased by 401(k) and other retirement plans administered by the Retirement Plan Services affiliate of JPMorgan Chase Bank, N.A.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days with the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Fund’s own operational sys-

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tems and procedures will identify and eliminate all market timing activities. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in omnibus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. As a result, the Fund is often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Fund.

The Fund has attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Fund will be able to effectively identify and eliminate market timing and abusive trading in the Fund particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Fund’s market timing policies and restrictions as uniformly as practicable to accounts with the Fund, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Fund has implemented fair value pricing on a daily basis for all equity securities, except for North American, Central

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American, South American or Caribbean equity securities, held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

How do I open an account?

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any redemption fee.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-R)

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YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-R)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

R Class Shares of the Fund may be exchanged for R Class Shares of another JPMorgan Fund or for any other class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirement. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

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Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Redeeming Fund Shares — Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

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What will my shares be worth?

If the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted.

Do I pay a redemption fee?

If you sell or exchange your shares of the Fund offered in this prospectus within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60-day holding period.

The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as a result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fees are paid to the Fund and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts, which may include omnibus accounts or retirement plan accounts, typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While

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the Fund may request information concerning individual shareholders, the Fund generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result you will not be charged a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares and pays any net investment income at least annually. The Fund declares and pays capital gains distributions, if any, at least annually. You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. The amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive properly designated distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011, generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of stock or securities in foreign corporations, the Fund may elect to “pass through” to its shareholders the foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investments in certain mortgage backed securities, debt obligations and derivative investments may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from the Funds, and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed for calendar year 2007 will be available online at www.jpmorganfunds.com.

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Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose its 10 largest stock portfolio holdings and the percentages that each of these 10 largest stock portfolio holdings represent of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

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Risk and Reward Elements
for the Fund

This table identifies the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions
• The Fund’s share price and performance will fluctuate in response to stock market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns
• Favorable exchange rate movements could generate gains or reduce losses

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds; equity investments may include common stocks, convertible securities, preferred stocks, depositary receipts (such as ADRs and EDRs), trust or partnership interests, warrants, rights, and investment company securities
• During severe market downturns, the Fund has the option of investing up to 100% of assets in high quality short-term instruments
•  To the extent that the Fund invests in foreign bonds, it may manage the currency exposure of its foreign investments relative to its benchmark, and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time; these currency management techniques may not be available for certain emerging markets investments; the Fund may also use forward foreign currency contracts for risk management purposes and/or to increase income and gain by establishing or adjusting exposure to particular foreign securities, markets or currencies. (see also “Derivatives”)

Management choices
• The Fund could underperform its benchmark due to its securities choices and other management decisions	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses
•  The Fund actively manages the currency exposure of its foreign investments relative to its benchmark and will hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”)

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates liquid assets to offset leverage risk

ETFs and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company	• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)[1]

• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
• Pursuant to Rule 12d1-1 of the 1940 Act, the Fund may invest an unlimited amount of its uninvested cash in a money market fund, subject to certain conditions.

1	Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

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Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*
• Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Fund which can reduce returns
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Fund could make money and protect against losses if the investment analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark
• The Fund only establishes hedges that it expects will be highly correlated with underlying positions
• The Fund may use derivatives in an effort to produce increased income or gains

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Securities lending
• When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Fund may enhance income through the investment of the collateral received from the borrower
• The adviser maintains a list of approved borrowers
• The Fund receives collateral equal to at least 100% of the current value of securities loaned plus accrued interest
• The lending agents indemnify the Fund against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• The Fund may not invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high-quality short-term instruments (including repurchase agreements) and for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets

Short-term trading
• Increased trading could raise the Fund’s brokerage and related costs • Increased short-term capital gains distributions could raise shareholders’ income tax liability	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

Credit quality
• The default of an issuer would leave the Fund with unpaid interest or principal
• Junk bonds (those rated BB, Ba or lower) have a higher risk of default, tend to be less liquid and may be more difficult to value
• Investment-grade bonds have a lower risk of default • Junk bonds offer higher yields and higher potential gains
• The Fund maintains its own policies for balancing credit quality against potential yields and gains in light of its investment goals
• The adviser develops its own ratings of unrated securities and makes a credit quality determination for unrated securities

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Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions
• The Fund’s share price and performance will fluctuate in response to stock and/or bond market movements
• The value of most bonds will fall when interest rates rise; The longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• Mortgage-backed and asset-backed securities (securities representing an interest in, or secured by, a pool of mortgages or other assets such as receivables) and direct mortgages could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Bonds have generally outperformed money market investments over the long term, with less risk than stocks
• A diversified, balanced portfolio should mitigate the effects of wide market fluctuations, especially when stock and bond prices move in different directions
• Most bonds will rise in value when interest rates fall
• Mortgage-backed and asset-backed securities and direct mortgages can offer attractive returns.

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and the Fund may invest uninvested cash in affiliated money market funds; equity securities may include common stocks, convertible securities, preferred stocks, depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights; bond investments may include U.S. and foreign corporate and goverment bonds, mortgage-backed and asset- backed securities, convertible securities, participation interests and private placements
• The Fund seeks to limit risk and enhance performance through active management and/or diversification
• During severe market downturns, the Fund has the option of investing up to 100% of its assets in high quality short-term instruments
• The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities and mortgage prepayments.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Short selling
• The Fund may engage in short sellings.
• Short sales may not have the intended effects and may result in losses
• The Fund may not be able to close out a short position at a particular time or at an acceptable price
• The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities
• Segregated assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility
• Short sales involve leverage risk, credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the stock at the time of the short sale
• If the SEC staff changes its current policy of permitting brokers executing the Fund’s short sales to hold proceeds of such short sales, the cost of such transactions would increase significantly and the Fund may be required to cease operations or change its investment objective
• The Fund could make money and protect against losses if management’s analysis proves correct • Short selling may allow the Fund to generate positive returns in declining markets
• The Fund segregates liquid assets to cover short positions and offset a portion of the leverage risk
• The Fund makes short sales through brokers that the adviser has determined to be highly creditworthy

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23

Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to any Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank, N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (One Group Mutual Funds former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

BOIA is now known as JPMorgan Investment Advisors Inc.

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co. All Rights Reserved.                    2007.

PR-INTEQABC-107

PROSPECTUS JANUARY   , 2007

JPMorgan

International Equity

Funds

Select Class Shares

JPMorgan Global Strategic Preservation Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Global Strategic Preservation Fund	1
The Fund’s Management and Administration	7
How to Do Business with the Fund	9
Purchasing Fund Shares	9
Networking and Sub-Transfer Agency Fees	13
Exchanging Fund Shares	13
Redeeming Fund Shares	14
Shareholder Information	17
Distributions and Taxes	17
Shareholder Statements and Reports	18
Availability of Proxy Voting Record	18
Portfolio Holdings Disclosure	18
Risk and Reward Elements for the Fund	19
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	25
How To Reach Us	Back cover

JPMorgan
    Global Strategic Preservation Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks and strategies, please see pages 18–23.

The Fund’s Objective

The Fund seeks to provide a total return from a diversified portfolio of stocks and bonds.

The Fund’s Main Investment Strategy

Drawing on a variety of analytical tools, the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM), allocates assets among various types of U.S. and foreign equity and fixed income investments based on the following model allocation:

•	0-40% equity securities

•	0-60% convertible bonds

•	0-100% fixed income securities

•	0-100% cash or cash-like instruments

The Fund’s total allocation to equity securities and convertible bonds will not exceed 60% of the Fund’s assets.

The Fund’s adviser may periodically increase or decrease the Fund’s actual asset and country allocations to reflect the relative attractiveness of each asset class and country. There is no limit on the number of countries in which the Fund may invest and the Fund may concentrate its investments in a small group of countries.

The Fund’s fixed income investments will generally be restricted to securities rated at least A as measured by independent agencies such as Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) for longer-term securities, or at least A1P1 for shorter-term securities. The Fund’s convertible bond investments will seek to maintain an average credit quality of Baa2 as measured by Moody’s or BBB as measured by S&P. The Fund may also invest in unrated securities that are deemed by the adviser to be of comparable quality. With the bond portion of the portfolio, the adviser uses fundamental, economic and capital markets research to select securities. The Fund may invest in high-yield securities which are rated below investment grade (junk bonds).

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, and rights and warrants to buy common stocks. The Fund’s ability to invest up to 60% of its assets in equity securities and convertible bonds will allow the Fund to participate in rising markets, but will prevent the Fund from having all of its assets exposed to the risks of stock market investing during declining markets.

The Fund may invest in securities denominated in any currency. Non-reference currency exposure in securities may be hedged back to the reference currency in order to moderate currency exchange risks. The Fund typically will hedge 80% of its non-dollar investments back to the U.S. dollar through the use of derivatives.

The Fund may enter into short sales. In short selling transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate

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JPMorgan
    Global Strategic Preservation Fund

CONTINUED

or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to increase income and gain, to hedge various investments and for risk management.

The Fund may invest any portion of its assets that are not in equity or fixed income securities in high-quality money market instruments and repurchase agreements. To temporarily defend its assets during adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments.

The Fund measures its return against the return an investor could achieve through an investment in 3-month U.S. Treasury Bills. JPMIM attempts to achieve returns for the Fund’s shareholders that exceed that benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, Treasury Bills are backed by the full faith and credit of the U.S. government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investment Process

Within its asset allocation framework, JPMIM will combine aggressive tactical asset allocation with dynamic security selection.

With the fixed income portion of the portfolio, the adviser uses fundamental, economic and capital markets research from the adviser’s worldwide network of analysts to select securities. JPMIM actively manages the mix of U.S. and foreign bonds while monitoring duration, interest rates and currency exposure. With the convertible bond portion of the portfolio, the adviser’s selection is focused on securities where the underlying equity can produce long-term growth at reasonable valuations.

With the equity portion of the portfolio, the adviser will actively seek the most attractive stocks within each sector. Foreign stocks are chosen while monitoring country allocation and currency exposure. In choosing individual stocks, the adviser ranks them according to their relative value using a proprietary model that incorporates research from the adviser’s worldwide network of global regional and sector analysts.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities

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goes down, your investment in the Fund decreases in value.

Foreign and Emerging Markets Securities Risk.  To the extent that the Fund invests in foreign securities, investments in foreign securities may be riskier than investments in U.S. securities. These risks include political and economic risks, greater volatility, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect the Fund’s investments in a foreign country. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. These risks increase when investing in issuers located in emerging markets. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Interest Rate Risk.  The value of the Fund’s fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That is because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

Credit Risk.  Securities rated in the lowest investment grade category by Moody’s, S&P, Fitch or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality, may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

The Fund may also invest in non-investment grade bonds, also known as high yield securities or junk bonds. These securities are considered to be high risk investments, are speculative with respect to the capacity to pay interest and repay principal and may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for the securities. You should not invest in the Fund unless you are willing to assume the greater risk associated with high yield securities.

Mortgage-Backed Securities Risk.  The Fund’s mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund’s mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Government Agency Risk.  Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Smaller Cap Company Risk.  Although the Fund may invest in equity investments of all companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies

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may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Convertible Securities Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Investment Company Risk.  If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns.

The Fund may engage in various strategies to hedge against currency risk. These strategies may consist of use of foreign currency futures contracts. To the extent the Fund enters into such transactions in markets other than in the United States, the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to the Fund’s investments in foreign securities. In addition, the Fund may engage in such transactions as a substitute for securities in which the Fund invests, to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or for risk management purposes. While a Fund’s use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that the Fund’s hedging transactions will be effective. Furthermore, the Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.

Short Selling Risk.  The Fund’s investment strategy may involve more risk than other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

The Fund must borrow those securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell related long positions at disadvantageous times. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Repurchase Agreement Risk.  Repurchase agreements involve some risk to the Fund that the counterparty will not meet its obligations under the agreement.

Temporary Defensive Position Risk.  To respond to unusual circumstances, the Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. Investing a substantial portion of its assets in money market instruments, repurchase agreements, and U.S. government debt, including situations in which the Fund is investing for temporary defensive purposes, could reduce the Fund’s potential returns.

Depositary Receipts Risk.  The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information

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about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Redemption Risk.  The Fund may have to sell securities at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other securities.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are pursuing a long-term goal such as retirement
•	want to add a global investment to further diversify a portfolio
•	are seeking total returns over a long-term period

The Fund is not designed for investors who:
•	are uncomfortable with the risks of global investing
•	require regular income
•	are pursuing a short-term goal or investing emergency reserves

The Fund’s Past Performance1

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 10/31.

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Estimated Investor Expenses for Select Class Shares

The estimated expenses of Select Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial intermediary.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
SELECT CLASS
Redemption Fee on shares held less than 60 days (as a percentage of amount redeemed/exchanged)	2.00

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)
Management Fees	0.60
Distribution (Rule 12b-1) Fees	None
Shareholder Service Fees	0.25
Other Expenses[1]	0.44
Total Annual Operating Expenses	1.29
Fee Waiver and Expense Reimbursements[2]	(0.19)
Net Expenses[2]	1.10

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of Select Class Shares (excluding interest, taxes, extraordinary expenses, expenses related to the deferred compensation plan and dividend expenses related to short sales) exceed 1.10% of its average daily net assets through 2/29/08. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in Select Class Shares of the Fund with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 2/29/08 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of the Select Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS
YOUR COST ($) (with or without redemption)	112	390

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The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

JPMIM is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

The Fund pays the adviser a management fee of 0.60% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Managers

The portfolio management team is led by Neill Nuttall and Talib Sheikh. Mr. Nuttall, a Managing Director of JPMIM, is CIO and head of the Global Multi-Asset Group, with particular responsibility for total return and convertible bond portfolios. An employee since 1984, most recently he was a qualitative portfolio manager in the Currency Group and a member of the CIPC. He previously worked for Jardine Fleming in Hong Kong as head of currency, Asian fixed income and convertible bond management. As part of this role he was managing equity, convertible bond, balanced and fixed income portfolios. Prior to this, he worked for Standard Chartered Bank in Hong Kong and Thailand. Mr. Nuttall obtained a BA (Hons) in Politics from the University of Exeter. Mr. Sheikh, a Vice President of JPMIM, is a portfolio manager in the Global Multi-Asset Group, responsible for managing total return, balanced and tactical asset allocation overlay accounts. An employee since 1998, Mr. Sheikh was previously an assistant portfolio manager in the derivative implementation team. Areas of focus include expanding allocation decisions through new products, portfolio risk and the fixed income market. Mr. Sheikh holds a B.Sc in Agriculture and a M.Sc in International Marketing from Newcastle University, and is a CFA Charterholder.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Fund is provided in the Fund’s Statement of Additional Information.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market and non-investor funds (excluding funds of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Select Class

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Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

Select Class Shares may also be purchased directly by officers, directors or trustees, retirees and employees and their immediate families (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

See “How do I open an account?”

For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day. If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase and redemption orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded

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securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days within the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to identify market timers effectively, long-term shareholders may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Fund’s own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in omnibus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. As a result, the Fund is often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Fund.

The Fund has attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Fund will be able to effectively identify and eliminate market timing and abusive trading in the Fund particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Fund’s market timing policies and restrictions as uniformly as practicable to accounts with the Fund, except with respect to the following:

1.	Trades that occur through omnibus accounts at financial intermediaries as described above,

2.	Purchases, redemptions or exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan Money Market Funds. Although these funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

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In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Fund has implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American or Caribbean equity securities, held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

How do I open an account?

Read the prospectus carefully. The Fund may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. Decide how much you want to invest.

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. There are no minimum levels for subsequent purchases.

Select Class Shares shareholders who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum. Select Class Shares accounts of former One Group Funds opened on or before February 18, 2005 will be subject to a $200,000 minimum.

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005. Officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $2,500 minimum investment requirement provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee

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accounts. The Fund reserves the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any redemption fee.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the
following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-SELECT)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

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Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-SELECT)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine.

These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Select Class Shares of the Fund may be exchanged for Select Class Shares of another non-money market JPMorgan Fund or for another class of the same Fund. All exchanges are subject to meeting any investment minimum or eligibility requirements. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice. Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes. An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.

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How to Do Business with the Fund

CONTINUED

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.” Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described. Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders. A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares. You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information. We will need the names of the registered shareholders and your account number and other information before we can sell your shares. You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted minus the amount of any redemption fee.

Do I pay a redemption fee?

If you sell or exchange your shares of the Fund within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60-day holding period.

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•	The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as the result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fee is paid to the Fund and is designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts which may include omnibus accounts or retirement plan accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While such Fund may request information concerning individual shareholders, the Fund generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fee to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fee.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application. Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a preexisting bank account on record with the Fund.

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How to Do Business with the Fund

CONTINUED

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result you will not be charged a redemption fee. For information on minimum required balances, please read “Pur chasing Fund Shares — How do I open an account?”

For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares and pays any net investment income at least annually. The Fund declares and pays capital gains distributions, if any, at least annually. You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. The amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive properly designated distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Capital gain dividends of a non-corporate U.S. shareholder that is recognized during a taxable year beginning before January 1, 2011, generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of stock or securities in foreign corporations, the Fund may elect to “pass through” to its shareholders the foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investments in certain mortgage backed securities, debt obligations and derivative investments may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from the Funds, and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed for calendar year 2007 will be available online at www.jpmorganfunds.com.

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Shareholder Information

CONTINUED

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose the Fund’s 10 largest stock portfolio holdings and the percentages that each of these 10 largest stock portfolio holdings represent of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

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Risk and Reward Elements
for the Fund

This table identifies the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions
• The Fund’s share price and performance will fluctuate in response to stock market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns
• Favorable exchange rate movements could generate gains or reduce losses

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds; equity investments may include common stocks, convertible securities, preferred stocks, depositary receipts (such as ADRs and EDRs), trust or partnership interests, warrants, rights, and investment company securities
• During severe market downturns, the Fund has the option of investing up to 100% of assets in high quality short-term instruments
• To the extent that the Fund invests in foreign bonds, it may manage the currency exposure of its foreign investments relative to its benchmark, and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time; these currency management techniques may not be available for certain emerging markets investments; the Fund may also use forward foreign currency contracts for risk management purposes and/or to increase income and gain by establishing or adjusting exposure to particular foreign securities, markets or currencies. (see also “Derivatives”)

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Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities choices and other management decisions	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses
• The Fund actively manages the currency exposure of its foreign investments relative to its benchmark and will hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”)

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates liquid assets to offset leverage risk

ETFs and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company	• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)[1]

1	Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

ETFs and other investment companies (continued)
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
• Pursuant to Rule 12d1-1 of the 1940 Act, the Fund may invest an unlimited amount of its uninvested cash in a money market fund, subject to certain conditions.

Derivatives*
• Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Fund which can reduce returns

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Fund could make money and protect against losses if the investment analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark
• The Fund only establishes hedges that it expects will be highly correlated with underlying positions
• The Fund may use derivatives in an effort to produce increased income or gains

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

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Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives* (continued)
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

Securities lending
• When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Fund may enhance income through the investment of the collateral received from the borrower
• The adviser maintains a list of approved borrowers
• The Fund receives collateral equal to at least 100% of the current value of securities loaned plus accrued interest
• The lending agents indemnify the Fund against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• The Fund may not invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high-quality short-term instruments (including repurchase agreements) and for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets

Short-term trading
• Increased trading could raise the Fund’s brokerage and related costs • Increased short-term capital gains distributions could raise shareholders’ income tax liability	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Credit quality
• The default of an issuer would leave the Fund with unpaid interest or principal
• Junk bonds (those rated BB, Ba or lower) have a higher risk of default, tend to be less liquid and may be more difficult to value
• Investment-grade bonds have a lower risk of default • Junk bonds offer higher yields and higher potential gains
• The Fund maintains its own policies for balancing credit quality against potential yields and gains in light of its investment goals
• The adviser develops its own ratings of unrated securities and makes a credit quality determination for unrated securities

Market conditions
• The Fund’s share price and performance will fluctuate in response to stock and/or bond market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• Mortgage-backed and asset-backed securities (securities representing an interest in, or secured by, a pool of mortgages or other assets such as receivables) and direct mortgages could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Bonds have generally outperformed money market investments over the long term, with less risk than stocks
• A diversified, balanced portfolio should mitigate the effects of wide market fluctuations, especially when stock and bond prices move in different directions
• Most bonds will rise in value when interest rates fall
• Mortgage-backed and asset-backed securities and direct mortgages can offer attractive returns

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and the Fund may invest uninvested cash in affiliated money market funds; equity securities may include common stocks, convertible securities, preferred stocks, depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights; bond investments may include U.S. and foreign corporate and government bonds, mortgage-backed and asset-backed securities, convertible securities, participation interests and private placements
• The Fund seeks to limit risk and enhance performance through active management and/or diversification
• During severe market downturns, the Fund has the option of investing up to 100% of its assets in high quality short-
term instruments
• The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities and mortgage prepayments

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Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Short Selling
• The Fund may engage in short sellings
• Short sales may not have the intended effects and may result in losses
• The Fund may not be able to close out a short position at a particular time or at an acceptable price
• The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities
• Segregated assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility
• Short sales involve leverage risk, credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the stock at the time of the short sale
• If the SEC staff changes its current policy of permitting brokers executing the Fund’s short sales to hold proceeds of such short sales, the cost of such transactions would increase significantly and the Fund may be required to cease operations or change its investment objective
• The Fund could make money and protect against losses if management’s analysis proves correct • Short selling may allow the Fund to generate positive returns in declining markets
• The Fund segregates liquid assets to cover short positions and offset a portion of the leverage risk
• The Fund makes short sales through brokers that the adviser has determined to be highly creditworthy

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Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to any Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank, N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (One Group Mutual Funds former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

BOIA is now known as JPMorgan Investment Advisors Inc.

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co. All Rights Reserved.                          2007.

PR-INTEQABC-107

PROSPECTUS JANUARY , 2007

JPMorgan

International

Equity

Funds

Class A & Class C Shares

JPMorgan Global Strategic Preservation Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Global Strategic Preservation Fund	1
The Fund’s Management and Administration	8
How to Do Business with the Fund	10
Purchasing Fund Shares	10
Sales Charges	14
Rule 12b–1 Fees	19
Networking and Sub-Transfer Agency Fees	19
Exchanging Fund Shares	19
Redeeming Fund Shares	21
Shareholder Information	25
Distributions and Taxes	25
Shareholder Statements and Reports	26
Availability of Proxy Voting Record	26
Portfolio Holdings Disclosure	26
Risk and Reward Elements for the Fund	27
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	33
How To Reach Us	Back cover

JPMorgan
    Global Strategic Preservation Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks and strategies, please see pages 27–32.

The Fund’s Objective

The Fund seeks to provide a total return from a diversified portfolio of stocks and bonds.

The Fund’s Main Investment Strategy

Drawing on a variety of analytical tools, the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM), allocates assets among various types of U.S. and foreign equity and fixed income investments based on the following model allocation:

•	0-40% equity securities

•	0-60% convertible bonds

•	0-100% fixed income securities

•	0-100% cash or cash-like instruments

The Fund’s total allocation to equity securities and convertible bonds will not exceed 60% of the Fund’s assets.

The Fund’s adviser may periodically increase or decrease the Fund’s actual asset and country allocations to reflect the relative attractiveness of each asset class and country. There is no limit on the number of countries in which the Fund may invest and the Fund may concentrate its investments in a small group of countries.

The Fund’s fixed income investments will generally be restricted to securities rated at least A as measured by independent agencies such as Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) for longer-term securities, or at least A1P1 for shorter-term securities. The Fund’s convertible bond investments will seek to maintain an average credit quality of Baa2 as measured by Moody’s or BBB as measured by S&P. The Fund may also invest in unrated securities that are deemed by the adviser to be of comparable quality. With the bond portion of the portfolio, the adviser uses fundamental, economic and capital markets research to select securities. The Fund may invest in high-yield securities which are rated below investment grade (junk bonds).

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, and rights and warrants to buy common stocks. The Fund’s ability to invest up to 60% of its assets in equity securities and convertible bonds will allow the Fund to participate in rising markets, but will prevent the Fund from having all of its assets exposed to the risks of stock market investing during declining markets.

The Fund may invest in securities denominated in any currency. Non-reference currency exposure in securities may be hedged back to the reference currency in order to moderate currency exchange risks. The Fund typically will hedge 80% of its non-dollar investments back to the U.S. dollar through the use of derivatives.

The Fund may enter into short sales. In short selling transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate

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    Global Strategic Preservation Fund

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or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to increase income and gain, to hedge various investments and for risk management.

The Fund may invest any portion of its assets that are not in equity or fixed income securities in high-quality money market instruments and repurchase agreements. To temporarily defend its assets during adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments.

The Fund measures its return against the return an investor could achieve through an investment in 3-month U.S. Treasury Bills. JPMIM attempts to achieve returns for the Fund’s shareholders that exceed that benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, Treasury Bills are backed by the full faith and credit of the U.S. government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investment Process

Within its asset allocation framework, JPMIM will combine aggressive tactical asset allocation with dynamic security selection.

With the fixed income portion of the portfolio, the adviser uses fundamental, economic and capital markets research from the adviser’s worldwide network of analysts to select securities. JPMIM actively manages the mix of U.S. and foreign bonds while monitoring duration, interest rates and currency exposure. With the convertible bond portion of the portfolio, the adviser’s selection is focused on securities where the underlying equity can produce long-term growth at reasonable valuations.

With the equity portion of the portfolio, the adviser will actively seek the most attractive stocks within each sector. Foreign stocks are chosen while monitoring country allocation and currency exposure. In choosing individual stocks, the adviser ranks them according to their relative value using a proprietary model that incorporates research from the adviser’s worldwide network of global regional and sector analysts.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities

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goes down, your investment in the Fund decreases in value.

Foreign and Emerging Markets Securities Risk.  To the extent that the Fund invests in foreign securities, investments in foreign securities may be riskier than investments in U.S. securities. These risks include political and economic risks, greater volatility, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect the Fund’s investments in a foreign country. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. These risks increase when investing in issuers located in emerging markets. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Interest Rate Risk.  The value of the Fund’s fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That is because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

Credit Risk.  Securities rated in the lowest investment grade category by Moody’s, S&P, Fitch or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality, may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

The Fund may also invest in non-investment grade bonds, also known as high yield securities or junk bonds. These securities are considered to be high risk investments, are speculative with respect to the capacity to pay interest and repay principal and may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for the securities. You should not invest in the Fund unless you are willing to assume the greater risk associated with high yield securities.

Mortgage-Backed Securities Risk.  The Fund’s mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund’s mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Government Agency Risk.  Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Smaller Cap Company Risk.  Although the Fund may invest in equity investments of all companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies

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    Global Strategic Preservation Fund

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may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Convertible Securities Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Investment Company Risk.  If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns.

The Fund may engage in various strategies to hedge against currency risk. These strategies may consist of use of foreign currency futures contracts. To the extent the Fund enters into such transactions in markets other than in the United States, the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to the Fund’s investments in foreign securities. In addition, the Fund may engage in such transactions as a substitute for securities in which the Fund invests, to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or for risk management purposes. While a Fund’s use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that the Fund’s hedging transactions will be effective. Furthermore, the Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.

Short Selling Risk.  The Fund’s investment strategy may involve more risk than other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

The Fund must borrow those securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell related long positions at disadvantageous times. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Repurchase Agreement Risk.  Repurchase agreements involve some risk to the Fund that the counterparty will not meet its obligations under the agreement.

Temporary Defensive Position Risk.  To respond to unusual circumstances, the Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. Investing a substantial portion of its assets in money market instruments, repurchase agreements, and U.S. government debt, including situations in which the Fund is investing for temporary defensive purposes, could reduce the Fund’s potential returns.

Depositary Receipts Risk.  The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information

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about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Redemption Risk.  The Fund may have to sell securities at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other securities.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are pursuing a long-term goal such as retirement
•	want to add a global investment to further diversify a portfolio
•	are seeking total returns over a long-term period

The Fund is not designed for investors who:
•	are uncomfortable with the risks of global investing
•	require regular income
•	are pursuing a short-term goal or investing emergency reserves

The Fund’s Past Performance1

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 10/31.

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    Global Strategic Preservation Fund

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Estimated Investor Expenses for Class A and Class C Shares

The estimated expenses of Class A and Class C Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

	CLASS A SHARES		CLASS C SHARES
Maximum Sales Charge (Load) When You Buy Shares, Shown as % of the Offering Price *	5.25		NONE
Maximum Deferred Sales Charge (Load) Shown as % of Lower of Original Purchase Price or Redemption Proceeds	NONE	**	1.00
Redemption Fee on Shares Held Less than 60 Days as a % of Amount Redeemed/Exchanged	2.00		2.00

*	The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See “How to Do Business with the Fund.”

**	Except for purchases of $1 million or more. Please see “Sales Charges — Class A Shares.”

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS A AND CLASS C ASSETS)

	CLASS A SHARES	CLASS C SHARES
Management Fees	0.60	0.60
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees	0.25	0.25
Other Expenses[1]	0.44	0.44
Total Annual Operating Expenses	1.54	2.04
Fee Waivers and Expense Reimbursements[2]	(0.19)	(0.19)
Net Expenses[2]	1.35	1.85

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of Class A and Class C Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.35% and 1.85%, respectively, of their average daily net assets through 2/29/08. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

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Example

The example below is intended to help you compare the cost of investing in Class A and Class C Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 2/29/08 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

	1 YEAR	3 YEARS
CLASS A SHARES* ($)	717	1,212
CLASS C SHARES** ($)	353	874

IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:

	1 YEAR	3 YEARS
CLASS A SHARES* ($)	717	1,212
CLASS C SHARES ($)	253	874

*	Assumes sales charge is deducted when shares are purchased.

**	Assumes applicable deferred sales charge is deducted when shares are sold.

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The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

JPMIM is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

The Fund pays the adviser a management fee of 0.60% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Managers

The portfolio management team is led by Neill Nuttall and Talib Sheikh. Mr. Nuttall, a Managing Director of JPMIM, is CIO and head of the Global Multi-Asset Group, with particular responsibility for total return and convertible bond portfolios. An employee since 1984, most recently he was a qualitative portfolio manager in the Currency Group and a member of the CIPC. He previously worked for Jardine Fleming in Hong Kong as head of currency, Asian fixed income and convertible bond management. As part of this role he was managing equity, convertible bond, balanced and fixed income portfolios. Prior to this, he worked for Standard Chartered Bank in Hong Kong and Thailand. Mr. Nuttall obtained a BA (Hons) in Politics from the University of Exeter. Mr. Sheikh, a Vice President of JPMIM, is a portfolio manager in the Global Multi-Asset Group, responsible for managing total return, balanced and tactical asset allocation overlay accounts. An employee since 1998, Mr. Sheikh was previously an assistant portfolio manager in the derivative implementation team. Areas of focus include expanding allocation decisions through new products, portfolio risk and the fixed income market. Mr. Sheikh holds a B.Sc in Agriculture and a M.Sc in International Marketing from Newcastle University, and is a CFA Charterholder.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Fund is provided in the Fund’s Statement of Additional Information.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all funds (excluding funds of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Select Class

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Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days with the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its

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sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Fund’s own operational systems and procedures will identify and eliminate all market timing activities. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in omnibus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. As a result, the Fund is often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Fund.

The Fund has attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Fund will be able to effectively identify and eliminate market timing and abusive trading in the Fund particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Fund’s market timing policies and restrictions as uniformly as practicable to accounts with the Fund, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A and Class C Shares, all of which are available to the general public.

Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

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Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $50,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an up-front sales charge. Please see “Sales Charges.”

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution fees, which are lower for Class A Shares. These fees appear in the table called Annual Operating Expenses for the Fund.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Fund has implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American or Caribbean equity securities, held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

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How do I open an account?

Read the prospectus carefully, and select the share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement. You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund. Subsequent investments must be at least $25.

Minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Fund reserves the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

A lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — Can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

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If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-A)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-A)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I automatically invest on a systematic basis?

Yes. You may purchase additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100. To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Fund currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell shares of the Fund. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The following table shows the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Fund’s Management and Administration.”

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To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Fund, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Fund is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

TOTAL SALES CHARGE FOR FUND1

AMOUNT OF PURCHASES	SALES CHARGE AS A % OF THE OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT	COMMISSION AS A % OF OFFERING PRICE
Less than $50,000	5.25	5.54	4.75
$50,000–$99,999	4.50	4.71	4.05
$100,000–$249,999	3.50	3.63	3.05
$250,000–$499,999	2.50	2.56	2.05
$500,000–$999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in the Fund.

**	If you purchase $1 million or more of Class A Shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares during the first 12 months after purchase or 0.50% of the purchase price if you redeem any or all of the Class A Shares between 12 and 18 months after purchase. These charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to broker-dealers for your cumulative investments of $1 million or more in Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charge

The Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the JPMorgan Funds in which you invest (as described below) even if such JPMorgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all JPMorgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the Fund that you would like to have one or more JPMorgan Funds linked together for purposes of reducing the initial sales charge.

•	Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A or Class C Shares of a JPMorgan Fund held in:

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1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the Fund if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the JPMorgan Funds may verify (1) the number of shares of the JPMorgan Funds held in your account(s) with the JPMorgan Funds, (2) the number of shares of the JPMorgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the JPMorgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

•	Letter of Intent: You may qualify for a reduction in the initial sales charge applicable on a current purchase of Class A Shares by signing a Letter of Intent committing you to purchase a certain amount of shares over a defined period of time. Provided you satisfy the minimum initial investment requirement, you may purchase Class A Shares of one or more JPMorgan Funds (other than a money market fund) over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. At your request, purchases made during the previous 90 days may be included toward the amount covered by the Letter of Intent. If you elect to include purchases made during the past 90 days toward fulfillment of your Letter of Intent, the 13-month period will be deemed to begin as of the date of the earliest purchase being counted toward fulfillment of your Letter of Intent. You should inform your Financial Intermediary or the Fund that you have a Letter of Intent each time you make an investment. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the net amount invested.

Additional information regarding the reduction of Class A sales charges is available in the Fund’s Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Funds if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another JPMorgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors or trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

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•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Share accounts subject to a $2,500 minimum investment require- ment provided such accounts are opened directly from the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•	Financial Intermediaries or financial institutions who have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares).

•	Washington Management Corporation and its subsidiaries and affiliates.

5.	Bought by:

•	Affiliates of JPMorgan Chase and certain accounts (other than IRA Accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•	Certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•	Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or cli ents of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•	A Financial Intermediary, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

•	A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a JPMorgan Fund or acquired in an exchange of Select Class Shares of a JPMorgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a JPMorgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a JPMorgan Fund (except Class A Shares of a money market fund), but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

9.	Bought when one Fund invests in another JPMorgan Fund.

10.	Bought in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

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11.	Purchased during a JPMorgan Fund’s special offering.

12.	Bought by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at NAV per share, without any up-front sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

YEARS SINCE PURCHASE	CDSC AS A % OF DOLLAR AMOUNT SUBJECT TO CHARGE
0–1	1.00
AFTER FIRST YEAR	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Fund.

How the Class C CDSC Is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class C Shares, the CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Fund, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class C CDSC

No sales charge is imposed on redemptions of Class C Shares of the Fund:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of the Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Made within one year of a shareholder’s death or initial qualification for Social Security disability payments after the account is opened. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.	That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70-1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the JPMorgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

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5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class C Shares of other JPMorgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Share redemptions of the Fund if the shares were bought with proceeds from the sale of Class C Shares of a JPMorgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

The Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Finan cial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of the Fund attributable to Class A Shares.

2.	Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of the Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an up-front sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of the Fund may be exchanged for Class A Shares of another JPMorgan Fund or for another class of the same Fund. Class A Shares of

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the Fund may be exchanged for Morgan Shares of a JPMorgan money market fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Municipal Bond Fund and JPMorgan Ultra Short Term Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another JPMorgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of any other JPMorgan Fund may be exchanged for Class C Shares of another JPMorgan Fund, other than for Class C Shares of the Short Term Bond Funds.

All exchanges are subject to meeting any investment minimum or eligibility requirement. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

You can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

If you exchange Class C Shares of the Fund for Class C Shares of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchanged.

2.	The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Redeeming Fund Shares — Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not

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think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If you own Class A or Class C Shares and the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted, minus the amount of any applicable CDSC and/or redemption fee.

Do I pay a redemption fee?

If you sell or exchange your shares of the Fund offered in this prospectus within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold in addition to any applicable CDSC. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60-day holding period.

The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

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2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as a result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fees are paid to the Fund and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts, which may include omnibus accounts or retirement plan accounts, typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund may request information concerning individual shareholders, the Fund generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification.

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If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I redeem on a systematic basis?

Yes.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

If you select this option, please keep in mind that:

•	It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in the Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in the Fund each quarter.

The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in the Fund. For more information about the calculation of the CDSC for sys tematic withdrawals exceeding the specified limits above, please see the Fund’s Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from

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your account. Shares redeemed for this reason will not be charged a CDSC or a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result you will not be charged a CDSC or a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares and pays any net investment income at least annually. The Fund declares and pays capital gains distributions, if any, at least annually. You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. The amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive properly designated distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011, generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of stock or securities in foreign corporations, the Fund may elect to “pass through” to its shareholders the foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investments in certain mortgage backed securities, debt obligations and derivative investments may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from the Funds, and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed for calendar year 2007 will be available online at www.jpmorganfunds.com.

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Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose its 10 largest stock portfolio holdings and the percentages that each of these 10 largest stock portfolio holdings represent of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

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Risk and Reward Elements
for the Fund

This table identifies the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions
• The Fund’s share price and performance will fluctuate in response to stock market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns
• Favorable exchange rate movements could generate gains or reduce losses

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds; equity investments may include common stocks, convertible securities, preferred stocks, depositary receipts (such as ADRs and EDRs), trust or partnership interests, warrants, rights, and investment company securities
• During severe market downturns, the Fund has the option of investing up to 100% of assets in high quality short-term instruments
• To the extent that the Fund invests in foreign bonds, it may manage the currency exposure of its foreign investments relative to its benchmark, and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time; these currency management techniques may not be available for certain emerging markets investments; the Fund may also use forward foreign currency contracts for risk management purposes and/or to increase income and gain by establishing or adjusting exposure to particular foreign securities, markets or currencies. (see also “Derivatives”)

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities choices and other management decisions	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses
• The Fund actively manages the currency exposure of its foreign investments relative to its benchmark and will hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”)

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates liquid assets to offset leverage risk

ETFs and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company	• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)[1]

1	Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

ETFs and other investment companies (continued)
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
• Pursuant to Rule 12d1-1 of the 1940 Act, the Fund may invest an unlimited amount of its uninvested cash in a money market fund, subject to certain conditions.

Derivatives*
• Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Fund which can reduce returns

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Fund could make money and protect against losses if the investment analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark
• The Fund only establishes hedges that it expects will be highly correlated with underlying positions
• The Fund may use derivatives in an effort to produce increased income or gains

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

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29

Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives* (continued)
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

Securities lending
• When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Fund may enhance income through the investment of the collateral received from the borrower
• The adviser maintains a list of approved borrowers
• The Fund receives collateral equal to at least 100% of the current value of securities loaned plus accrued interest
• The lending agents indemnify the Fund against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• The Fund may not invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high-quality short-term instruments (including repurchase agreements) and for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets

Short-term trading
• Increased trading could raise the Fund’s brokerage and related costs • Increased short-term capital gains distributions could raise shareholders’ income tax liability	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Credit quality
• The default of an issuer would leave the Fund with unpaid interest or principal
• Junk bonds (those rated BB, Ba or lower) have a higher risk of default, tend to be less liquid and may be more difficult to value
• Investment-grade bonds have a lower risk of default • Junk bonds offer higher yields and higher potential gains
• The Fund maintains its own policies for balancing credit quality against potential yields and gains in light of its investment goals
• The adviser develops its own ratings of unrated securities and makes a credit quality determination for unrated securities

Market conditions
• The Fund’s share price and performance will fluctuate in response to stock and/or bond market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• Mortgage-backed and asset-backed securities (securities representing an interest in, or secured by, a pool of mortgages or other assets such as receivables) and direct mortgages could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Bonds have generally outperformed money market investments over the long term, with less risk than stocks
• A diversified, balanced portfolio should mitigate the effects of wide market fluctuations, especially when stock and bond prices move in different directions
• Most bonds will rise in value when interest rates fall
• Mortgage-backed and asset-backed securities and direct mortgages can offer attractive returns

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and the Fund may invest uninvested cash in affiliated money market funds; equity securities may include common stocks, convertible securities, preferred stocks, depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights; bond investments may include U.S. and foreign corporate and government bonds, mortgage-backed and asset-backed securities, convertible securities, participation interests and private placements
• The Fund seeks to limit risk and enhance performance through active management and/or diversification
• During severe market downturns, the Fund has the option of investing up to 100% of its assets in high quality short-
term instruments
• The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities and mortgage prepayments

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Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Short Selling
• The Fund may engage in short sellings
• Short sales may not have the intended effects and may result in losses
• The Fund may not be able to close out a short position at a particular time or at an acceptable price
• The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities
• Segregated assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility
• Short sales involve leverage risk, credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the stock at the time of the short sale
• If the SEC staff changes its current policy of permitting brokers executing the Fund’s short sales to hold proceeds of such short sales, the cost of such transactions would increase significantly and the Fund may be required to cease operations or change its investment objective
• The Fund could make money and protect against losses if management’s analysis proves correct • Short selling may allow the Fund to generate positive returns in declining markets
• The Fund segregates liquid assets to cover short positions and offset a portion of the leverage risk
• The Fund makes short sales through brokers that the adviser has determined to be highly creditworthy

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Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to any Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank, N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (One Group Mutual Funds former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

BOIA is now known as JPMorgan Investment Advisors Inc.

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co. All Rights Reserved.                          2007.

PR-INTEQABC-107

PROSPECTUS JANUARY , 2007

JPMorgan

International

Equity

Funds

R Class Shares

JPMorgan Global Strategic Preservation Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Global Strategic Preservation Fund	1
The Fund’s Management and Administration	7
How to Do Business with the Fund	9
Purchasing Fund Shares	9
Networking and Sub-Transfer Agency Fees	12
Exchanging Fund Shares	12
Redeeming Fund Shares	13
Shareholder Information	16
Distributions and Taxes	16
Shareholder Statements and Reports	17
Availability of Proxy Voting Record	17
Portfolio Holdings Disclosure	17
Risk and Reward Elements for the Fund	18
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	24
How To Reach Us	Back cover

JPMorgan
    Global Strategic Preservation Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks and strategies, please see pages 18–23.

The Fund’s Objective

The Fund seeks to provide a total return from a diversified portfolio of stocks and bonds.

The Fund’s Main Investment Strategy

Drawing on a variety of analytical tools, the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM), allocates assets among various types of U.S. and foreign equity and fixed income investments based on the following model allocation:

•	0-40% equity securities

•	0-60% convertible bonds

•	0-100% fixed income securities

•	0-100% cash or cash-like instruments

The Fund’s total allocation to equity securities and convertible bonds will not exceed 60% of the Fund’s assets.

The Fund’s adviser may periodically increase or decrease the Fund’s actual asset and country allocations to reflect the relative attractiveness of each asset class and country. There is no limit on the number of countries in which the Fund may invest and the Fund may concentrate its investments in a small group of countries.

The Fund’s fixed income investments will generally be restricted to securities rated at least A as measured by independent agencies such as Moody’s Investors Service (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) for longer-term securities, or at least A1P1 for shorter-term securities. The Fund’s convertible bond investments will seek to maintain an average credit quality of Baa2 as measured by Moody’s or BBB as measured by S&P. The Fund may also invest in unrated securities that are deemed by the adviser to be of comparable quality. With the bond portion of the portfolio, the adviser uses fundamental, economic and capital markets research to select securities. The Fund may invest in high-yield securities which are rated below investment grade (junk bonds).

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, and rights and warrants to buy common stocks. The Fund’s ability to invest up to 60% of its assets in equity securities and convertible bonds will allow the Fund to participate in rising markets, but will prevent the Fund from having all of its assets exposed to the risks of stock market investing during declining markets.

The Fund may invest in securities denominated in any currency. Non-reference currency exposure in securities may be hedged back to the reference currency in order to moderate currency exchange risks. The Fund typically will hedge 80% of its non-dollar investments back to the U.S. dollar through the use of derivatives.

The Fund may enter into short sales. In short selling transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are instruments that have a value based on another instrument, exchange rate

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JPMorgan
    Global Strategic Preservation Fund

CONTINUED

or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to increase income and gain, to hedge various investments and for risk management.

The Fund may invest any portion of its assets that are not in equity or fixed income securities in high-quality money market instruments and repurchase agreements. To temporarily defend its assets during adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments.

The Fund measures its return against the return an investor could achieve through an investment in 3-month U.S. Treasury Bills. JPMIM attempts to achieve returns for the Fund’s shareholders that exceed that benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, Treasury Bills are backed by the full faith and credit of the U.S. government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investment Process

Within its asset allocation framework, JPMIM will combine aggressive tactical asset allocation with dynamic security selection.

With the fixed income portion of the portfolio, the adviser uses fundamental, economic and capital markets research from the adviser’s worldwide network of analysts to select securities. JPMIM actively manages the mix of U.S. and foreign bonds while monitoring duration, interest rates and currency exposure. With the convertible bond portion of the portfolio, the adviser’s selection is focused on securities where the underlying equity can produce long-term growth at reasonable valuations.

With the equity portion of the portfolio, the adviser will actively seek the most attractive stocks within each sector. Foreign stocks are chosen while monitoring country allocation and currency exposure. In choosing individual stocks, the adviser ranks them according to their relative value using a proprietary model that incorporates research from the adviser’s worldwide network of global regional and sector analysts.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some of the specific risks of investing in the Fund. The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities

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goes down, your investment in the Fund decreases in value.

Foreign and Emerging Markets Securities Risk.  To the extent that the Fund invests in foreign securities, investments in foreign securities may be riskier than investments in U.S. securities. These risks include political and economic risks, greater volatility, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of some foreign markets, all of which could adversely affect the Fund’s investments in a foreign country. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. These risks increase when investing in issuers located in emerging markets. The Fund’s investments in foreign securities may also be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Interest Rate Risk.  The value of the Fund’s fixed-income securities tends to fall when prevailing interest rates rise. Such a drop could be worse if the Fund invests a larger portion of its assets in debt securities with longer maturities. That is because long-term debt securities are more sensitive to interest rate changes than other fixed-income securities.

Credit Risk.  Securities rated in the lowest investment grade category by Moody’s, S&P, Fitch or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality, may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

The Fund may also invest in non-investment grade bonds, also known as high yield securities or junk bonds. These securities are considered to be high risk investments, are speculative with respect to the capacity to pay interest and repay principal and may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for the securities. You should not invest in the Fund unless you are willing to assume the greater risk associated with high yield securities.

Mortgage-Backed Securities Risk.  The Fund’s mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Because of the sensitivity of the Fund’s mortgage-related securities to changes in interest rates, the performance of the Fund may be more volatile than if it did not hold these securities.

Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The values of interest-only and principal-only mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, these instruments may be illiquid.

Government Agency Risk.  Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Smaller Cap Company Risk.  Although the Fund may invest in equity investments of all companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies

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    Global Strategic Preservation Fund

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may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Convertible Securities Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Investment Company Risk.  If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns.

The Fund may engage in various strategies to hedge against currency risk. These strategies may consist of use of foreign currency futures contracts. To the extent the Fund enters into such transactions in markets other than in the United States, the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to the Fund’s investments in foreign securities. In addition, the Fund may engage in such transactions as a substitute for securities in which the Fund invests, to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or for risk management purposes. While a Fund’s use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that the Fund’s hedging transactions will be effective. Furthermore, the Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.

Short Selling Risk.  The Fund’s investment strategy may involve more risk than other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

The Fund must borrow those securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell related long positions at disadvantageous times. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Repurchase Agreement Risk.  Repurchase agreements involve some risk to the Fund that the counterparty will not meet its obligations under the agreement.

Temporary Defensive Position Risk.  To respond to unusual circumstances, the Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. Investing a substantial portion of its assets in money market instruments, repurchase agreements, and U.S. government debt, including situations in which the Fund is investing for temporary defensive purposes, could reduce the Fund’s potential returns.

Depositary Receipts Risk.  The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information

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about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Redemption Risk.  The Fund may have to sell securities at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other securities.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are pursuing a long-term goal such as retirement
•	want to add a global investment to further diversify a portfolio
•	are seeking total returns over a long-term period

The Fund is not designed for investors who:
•	are uncomfortable with the risks of global investing
•	require regular income
•	are pursuing a short-term goal or investing emergency reserves

The Fund’s Past Performance1

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 10/31.

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    Global Strategic Preservation Fund

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Estimated Investor Expenses for R Class Shares

The estimated expenses of the R Class Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

R CLASS SHARES
Redemption Fee on Shares Held Less than 60 Days as a % of Amount Redeemed/Exchanged[1]	2.00

1	The JPMorgan Global Strategic Preservation Fund charges a redemption fee of 2.00% of the value of shares sold. However, the redemption fee does not apply to bona fide asset allocation programs. The JPMorgan SmartRetirement Funds are considered asset allocation programs within the stated exceptions to the excessive trading limits and redemption fees.

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM R CLASS ASSETS)

R CLASS SHARES
Management Fees	0.60
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.05
Other Expenses[1]	0.44
Total Annual Operating Expenses	1.09
Fee Waivers and Expense Reimbursements[2]	(0.19)
Net Expenses[2]	0.90

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the R Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.90% of their average daily net assets through 2/29/08. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in R Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 2/29/08 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the R Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS
YOUR COST ($) (with or without redemption)	158	578

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The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

JPMIM is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

The Fund pays the adviser a management fee of 0.60% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Managers

The portfolio management team is led by Neill Nuttall and Talib Sheikh. Mr. Nuttall, a Managing Director of JPMIM, is CIO and head of the Global Multi-Asset Group, with particular responsibility for total return and convertible bond portfolios. An employee since 1984, most recently he was a qualitative portfolio manager in the Currency Group and a member of the CIPC. He previously worked for Jardine Fleming in Hong Kong as head of currency, Asian fixed income and convertible bond management. As part of this role he was managing equity, convertible bond, balanced and fixed income portfolios. Prior to this, he worked for Standard Chartered Bank in Hong Kong and Thailand. Mr. Nuttall obtained a BA (Hons) in Politics from the University of Exeter. Mr. Sheikh, a Vice President of JPMIM, is a portfolio manager in the Global Multi-Asset Group, responsible for managing total return, balanced and tactical asset allocation overlay accounts. An employee since 1998, Mr. Sheikh was previously an assistant portfolio manager in the derivative implementation team. Areas of focus include expanding allocation decisions through new products, portfolio risk and the fixed income market. Mr. Sheikh holds a B.Sc in Agriculture and a M.Sc in International Marketing from Newcastle University, and is a CFA Charterholder.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Fund is provided in the Fund’s Statement of Additional Information.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all funds (excluding funds of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.05% of the average daily net assets of the Select Class

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Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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How to Do Business with the Fund

PURCHASING FUND SHARES

Who can buy shares?

Shares may be purchased by the JPMorgan SmartRetirement Funds.

Shares may also be purchased by 401(k) and other retirement plans administered by the Retirement Plan Services affiliate of JPMorgan Chase Bank, N.A.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days with the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Fund’s own operational

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systems and procedures will identify and eliminate all market timing activities. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in omnibus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. As a result, the Fund is often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Fund.

The Fund has attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Fund will be able to effectively identify and eliminate market timing and abusive trading in the Fund particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Fund’s market timing policies and restrictions as uniformly as practicable to accounts with the Fund, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Fund has implemented fair value pricing on a daily basis for all equity securities, except for North American, Central

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American, South American or Caribbean equity securities, held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

How do I open an account?

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any redemption fee.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-R)

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Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-R)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

R Class Shares of the Fund may be exchanged for R Class Shares of another JPMorgan Fund or for any other class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirement. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

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Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Redeeming Fund Shares — Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

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What will my shares be worth?

If the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted.

Do I pay a redemption fee?

If you sell or exchange your shares of the Fund offered in this prospectus within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60-day holding period.

The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as a result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fees are paid to the Fund and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts, which may include omnibus accounts or retirement plan accounts, typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While

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the Fund may request information concerning individual shareholders, the Fund generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result you will not be charged a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares and pays any net investment income at least annually. The Fund declares and pays capital gains distributions, if any, at least annually. You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. The amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive properly designated distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011, generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of stock or securities in foreign corporations, the Fund may elect to “pass through” to its shareholders the foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investments in certain mortgage backed securities, debt obligations and derivative investments may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from the Funds, and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed for calendar year 2007 will be available online at www.jpmorganfunds.com.

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P R O S P E C T U S    JANUARY XX

2007

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose its 10 largest stock portfolio holdings and the percentages that each of these 10 largest stock portfolio holdings represent of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

JPMORGAN INTERNATIONAL EQUITY FUNDS

17

Risk and Reward Elements
for the Fund

This table identifies the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions
• The Fund’s share price and performance will fluctuate in response to stock market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

   • Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns
• Favorable exchange rate movements could generate gains or reduce losses

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds; equity investments may include common stocks, convertible securities, preferred stocks, depositary receipts (such as ADRs and EDRs), trust or partnership interests, warrants, rights, and investment company securities
• During severe market downturns, the Fund has the option of investing up to 100% of assets in high quality short-term instruments
• To the extent that the Fund invests in foreign bonds, it may manage the currency exposure of its foreign investments relative to its benchmark, and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time; these currency management techniques may not be available for certain emerging markets investments; the Fund may also use forward foreign currency contracts for risk management purposes and/or to increase income and gain by establishing or adjusting exposure to particular foreign securities, markets or currencies. (see also “Derivatives”)

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities choices and other management decisions	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses
• The Fund actively manages the currency exposure of its foreign investments relative to its benchmark and will hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”)

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates liquid assets to offset leverage risk

ETFs and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company	• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)[1]

1	Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

JPMORGAN INTERNATIONAL EQUITY FUNDS

19

Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

ETFs and other investment companies (continued)
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
• Pursuant to Rule 12d1-1 of the 1940 Act, the Fund may invest an unlimited amount of its uninvested cash in a money market fund, subject to certain conditions.

Derivatives*
• Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Fund which can reduce returns

   • Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Fund could make money and protect against losses if the investment analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark
• The Fund only establishes hedges that it expects will be highly correlated with underlying positions
• The Fund may use derivatives in an effort to produce increased income or gains

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives* (continued)
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

Securities lending
• When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Fund may enhance income through the investment of the collateral received from the borrower
• The adviser maintains a list of approved borrowers
• The Fund receives collateral equal to at least 100% of the current value of securities loaned plus accrued interest
• The lending agents indemnify the Fund against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• The Fund may not invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high-quality short-term instruments (including repurchase agreements) and for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets

Short-term trading
• Increased trading could raise the Fund’s brokerage and related costs • Increased short-term capital gains distributions could raise shareholders’ income tax liability	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

JPMORGAN INTERNATIONAL EQUITY FUNDS

21

Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Credit quality
• The default of an issuer would leave the Fund with unpaid interest or principal
• Junk bonds (those rated BB, Ba or lower) have a higher risk of default, tend to be less liquid and may be more difficult to value
• Investment-grade bonds have a lower risk of default • Junk bonds offer higher yields and higher potential gains
• The Fund maintains its own policies for balancing credit quality against potential yields and gains in light of its investment goals
• The adviser develops its own ratings of unrated securities and makes a credit quality determination for unrated securities

Market conditions
• The Fund’s share price and performance will fluctuate in response to stock and/or bond market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• Mortgage-backed and asset-backed securities (securities representing an interest in, or secured by, a pool of mortgages or other assets such as receivables) and direct mortgages could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Bonds have generally outperformed money market investments over the long term, with less risk than stocks
• A diversified, balanced portfolio should mitigate the effects of wide market fluctuations, especially when stock and bond prices move in different directions
• Most bonds will rise in value when interest rates fall
• Mortgage-backed and asset-backed securities and direct mortgages can offer attractive returns

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and the Fund may invest uninvested cash in affiliated money market funds; equity securities may include common stocks, convertible securities, preferred stocks, depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights; bond investments may include U.S. and foreign corporate and government bonds, mortgage-backed and asset-backed securities, convertible securities, participation interests and private placements
• The Fund seeks to limit risk and enhance performance through active management and/or diversification
• During severe market downturns, the Fund has the option of investing up to 100% of its assets in high quality short-
term instruments
• The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities and mortgage prepayments

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2007

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Short Selling
• The Fund may engage in short sellings
• Short sales may not have the intended effects and may result in losses
• The Fund may not be able to close out a short position at a particular time or at an acceptable price
• The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities
• Segregated assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility
• Short sales involve leverage risk, credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the stock at the time of the short sale
• If the SEC staff changes its current policy of permitting brokers executing the Fund’s short sales to hold proceeds of such short sales, the cost of such transactions would increase significantly and the Fund may be required to cease operations or change its investment objective
• The Fund could make money and protect against losses if management’s analysis proves correct • Short selling may allow the Fund to generate positive returns in declining markets
• The Fund segregates liquid assets to cover short positions and offset a portion of the leverage risk
• The Fund makes short sales through brokers that the adviser has determined to be highly creditworthy

JPMORGAN INTERNATIONAL EQUITY FUNDS

23

Legal Proceedings Relating to Banc One
Investment Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to any Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank, N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (One Group Mutual Funds former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

BOIA is now known as JPMorgan Investment Advisors Inc.

JPMORGAN INTERNATIONAL EQUITY FUNDS

24

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co. All Rights Reserved.                          2007.

PR-INTEQABC-107

PROSPECTUS JANUARY     , 2007

JPMorgan

International

Funds

Class A & Class C Shares

JPMorgan International Currency Income Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan International Currency Income Fund	1
The Fund’s Management and Administration	7
How to Do Business with the Fund	9
Purchasing Fund Shares	9
Sales Charges	13
Rule 12b-1 Fees	18
Networking and Sub-Transfer Agency Fees	18
Exchanging Fund Shares	19
Redeeming Fund Shares	20
Shareholder Information	24
Distributions and Taxes	24
Shareholder Statements and Reports	25
Availability of Proxy Voting Record	25
Portfolio Holdings Disclosure	25
Investments	27
Risk and Reward Elements for the Fund	33
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	38
Financial Highlights	39
How To Reach Us	Back cover

JPMorgan
    International Currency Income Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s investments and main risks, as well as Fund strategies, please see pages 27–37.

The Fund’s Objective

The Fund seeks to provide a high total return primarily from a portfolio of fixed income and other debt securities denominated in foreign currencies.

The Fund’s Main Investment Strategy

The Fund will be managed with the objective of delivering a high total return through exposure to fixed income and other debt securities denominated in foreign currencies. Under normal circumstances, the Fund will invest at least 80% of its Assets in fixed income and other debt securities denominated in foreign currencies or instruments that have similar economic characteristics. “Assets” means net assets, plus the amount of borrowings for investment purposes. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

The Fund will invest primarily in the securities of foreign issuers, including governments, quasi-governments and government agencies, and corporations. The Fund may also invest in residential and commercial mortgage-backed securities and asset-backed securities. Securities may be issued in both developed and emerging markets. Although the Fund predominantly invests in securities denominated in foreign currencies, it may also invest up to 20% of its Assets in U.S. dollar denominated securities if the Adviser, J.P. Morgan Investment Management Inc. (the Adviser or JPMIM), believes the U.S. dollar is appreciating relative to foreign currencies. There is no limit on the number of countries in which the Fund may invest and the Fund may concentrate its investments in a single country or small group of countries.

The Fund invests primarily in securities that are rated investment grade by Moody’s Investors Service (“Moody’s”), Standard & Poor’s Rating Service (“S&P”), or Fitch Rating (“Fitch”) (and unrated securities of quality deemed comparable by the Adviser), but may invest up to 10% of its total assets in securities rated below investment grade (also called “junk bonds”). The Fund may invest in securities with any fixed or variable maturity date and in perpetual securities. There are no restrictions on the average maturity of the Fund.

In order to efficiently manage the Fund’s exposure to movements in interest rates, yield spreads, and currencies, the Fund will employ a variety of strategies involving derivatives including, without limitation, interest rate swaps, credit default swaps, options, futures and forward contracts. Derivatives are investments that have a value based on another investment, exchange rate or index. In addition to using derivatives to manage the Fund’s interest rate, yield and currency exposure, the Fund may use derivatives as a substitute for securities in which the Fund can invest, to hedge various investments, or to increase income or gain to the Fund.

Consistent with the Fund’s strategies to invest in securities denominated in foreign currencies, the Fund is not required to hedge its non-dollar investments back to the U.S. dollar for defensive purposes. Rather, the Fund typically uses derivatives including forward foreign currency contracts to increase income or gain to the Fund and/or as part of its risk management process to establish or adjust the Fund’s exposure to particular foreign currencies. The Fund may also use such derivatives to hedge an investment in one foreign currency back to another foreign currency or to gain exposure to the U.S. dollar consistent with the goal of providing total return.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements. To temporarily defend its assets during adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments. The Fund may invest in shares of exchange traded funds (ETFs) and affiliated money market funds. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

JPMORGAN INTERNATIONAL FUNDS

1

JPMorgan
    International Currency Income Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investment Process

The Adviser will seek to achieve the Fund’s objective by actively managing the Fund’s exposure to currencies, interest rates, and sectors. The Adviser actively manages interest rate exposure through average duration, country allocation, and yield curve positioning. Sector management involves: (1) determining the best allocation between government bonds and yield-enhanced sectors such as corporates, mortgages, asset-backed securities and emerging markets debt, and (2) finding the most attractive securities to deliver that allocation. With respect to currency management, the Adviser increases or decreases the percentage of foreign currency denominated securities for which foreign exchange risk is hedged based on the expected movement in rates of exchange. The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund. The Fund is subject to management risk because it is an actively managed Fund. The Fund may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met.

Interest Rate and Credit Risk.  The Fund invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund.

Foreign Securities and Emerging Market Risk.  The Fund may invest all of its assets in foreign securities including securities in emerging markets. Investments in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of foreign markets. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Fund’s yield on those securities would be decreased.

Currency Risk. The Fund is designed for investors who want exposure to foreign currencies. As a result, the Fund is not required to use derivatives to hedge its non-dollar investments back to the U.S. dollar for defensive purposes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets may be more volatile and generally are not as regulated as securities markets.

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Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging purposes, managing foreign currency exchange risk or increasing income or gain to the Fund may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns and increases the Fund’s potential for loss.

High Yield Securities Risk.  The Fund may invest up to 10% of its total Assets in junk bonds. These securities are considered to be high-risk investments, are speculative with respect to the capacity to pay interest and repay principal and may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for the securities.

High Portfolio Turnover.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains.

Government Securities Risk.  Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Asset-Backed and Mortgage-Related Securities Risk. The Fund’s asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund’s mortgage-related securities to changes in interest rates, the performance and duration of the Fund may be more volatile than if it did not hold these securities. Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

Investment Company Risk.  If the Fund invests in shares of another investment company, shareholders may bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price and movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Non-diversified Fund Risk.  Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Temporary Defensive Position and Redemption Risk.  If the Fund invests a substantial portion of its assets in money market instruments or repurchase agreements, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund’s potential returns. The Fund may have to sell stocks or bonds at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other countries.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	Want to add an income investment to further diversify a portfolio
•	Want foreign currency exposure

The Fund is not designed for investors who:
•	Have a short-term investment horizon

•	Require stability of principal
•	Are uncomfortable with the risks of international investing

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JPMorgan
    International Currency Income Fund

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The Fund’s Past Performance1

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investment in the Fund.

1	The Fund’s fiscal year end is 10/31.

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Estimated Expenses for Class A and Class C Shares

The estimated expenses of Class A and Class C Shares before and after reimbursement are shown below. Total Annual Operating Expenses are estimated for the fiscal year ending October 31, 2007. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (%)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

	CLASS A		CLASS C
Maximum Sales Charge (Load) When You Buy Shares, Shown as % of the Offering Price*	3.75		NONE
Maximum Deferred Sales Charge (Load) Shown as % of Lower of Original Purchase Price or Redemption Proceeds	NONE	**	1.00
Redemption Fees of shares held less than 60 days as a % of Amount Redeemed/Exchanged	2.00		2.00

*	The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See “How to Do Business with the Fund.”

**	Except for purchases of $1 million or more. Please see “Sales Charges — Class A Shares.”

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS A AND CLASS C ASSETS)

	CLASS A	CLASS C
Management Fees	0.55	0.55
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees	0.25	0.25
Other Expenses[1]	0.44	0.44
Total Annual Operating Expenses	1.49	1.99
Fee Waivers and Expense Reimbursements[2]	(0.24)	(0.24)
Net Expenses[2]	1.25	1.75

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Administrator and the Distributor agree that they will waive fees or reimburse the Fund to the extent that total annual operating expenses of the Class A and Class C Shares (excluding dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.25% and 1.75%, respectively, of their average daily net assets through February 29, 2008. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

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JPMorgan
    International Currency Income Fund

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Example

The example below is intended to help you compare the cost of investing in Class A and Class C Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through February 29, 2008 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

	1 YEAR	3 YEARS
CLASS A* ($)	498	806
CLASS C** ($)	278	601

IF YOU DO NOT SELL YOUR SHARES YOUR COSTS WOULD BE:

	1 YEAR	3 YEARS
CLASS A* ($)	498	806
CLASS C ($)	178	601

*	Assumes sales charge is deducted when shares are purchased.

**	Assumes applicable deferred sales charge is deducted when shares are sold.

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The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I (Trust), a Delaware statutory trust. The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

The class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. The Fund pays the adviser a management fee of 0.55% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Managers

JPMorgan International Currency Income Fund. Jon B. Jonsson, vice president, is the lead portfolio manager who is primarily responsible for the day-to-day management of the Fund. Mr. Jonsson establishes and monitors the overall duration, yield curve, and sector allocation strategies for the Fund. Mr. Jonsson is assisted by multiple specialist sector and research teams who, through an assessment of quantitative and qualitative factors, generate strategy recommendations with respect to interest rate, sector and currency management. Mr. Jonsson is the head of portfolio management and lead portfolio manager for global short term and London broad market strategies within JPMIM. An employee since 1998, Mr. Jonsson’s team is responsible for the portfolio management of broad market, short duration and enhanced cash strategies. Previously, Mr. Jonsson was a senior quantitative analyst at JPMIM responsible for preparing reports on relative value, developing and analyzing trade strategies, and designing analytical models supporting portfolio management strategies and decisions.

The SAI provides additional information about the Portfolio Manager’s compensation and other accounts managed by the Portfolio Manager and the Portfolio Manager’s ownership of securities.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class A and Class C Shares of the Fund. JPMDS may enter into services agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

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The Fund’s Management
and Administration

CONTINUED

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with JPMDS. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective that day at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. These risks are greater when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE because market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

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How to Do Business with the Fund

CONTINUED

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

•	The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

•	The JPMorgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly a practicable to account with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchase, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A and Class C Shares, all of which are available to the general public.

Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $100,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

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You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares.

Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution fees, which are lower for Class A Shares. These fees appear in the table called Annual Operating Expenses for each Fund.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any.

Each class of shares in the Fund has a different NAV. This is primarily because each class has different distribution expenses.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Fund has implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

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How to Do Business with the Fund

CONTINUED

How do I open an account?

Read the prospectus carefully and select the share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement. You are required to maintain a minimum account balance equal to the minimum initial investment. Subsequent investments must be at least $25.

Minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Fund reserves the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

A lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — Can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund.

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If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-A)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-A)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I automatically invest on a systematic basis?

Yes. You may purchase additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100. To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Fund currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell shares of the Fund. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The following table shows the sales charge for each class of shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Fund’s Management and Administration.”

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To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Fund, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Fund is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the tables below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charges you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

If you buy Class A Shares of the JPMorgan International Currency Income Fund, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

TOTAL SALES CHARGE FOR FUND

AMOUNT OF PURCHASE	SALES CHARGE AS A % OF OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT	[1]	COMMISSION AS A % OF OFFERING PRICE
LESS THAN $100,000	3.75	3.90		3.25
$100,000–$249,999	3.25	3.36		2.75
$250,000–$499,999	2.25	2.30		2.00
$500,000–$999,999	1.75	1.78		1.50
$1,000,000 OR MORE*	NONE	NONE		**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $1,000,000 or more in the Fund.

**	If you purchase $1 million or more of Class A Shares of the JPMorgan International Currency Income Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase or 0.35% if you redeem any or all of the Class A Shares of the Fund between 12 and 24 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to the Fund from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charges

The Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the JPMorgan Funds in which you invest (as described below) even if such JPMorgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all JPMorgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the Fund that you would like to have one or more JPMorgan Funds linked together for purposes of reducing the initial sales charge.

Right of Accumulation:  You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares,

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you may aggregate your investment with the current market value of any Class A, Class B or Class C Shares of a JPMorgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the Fund if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the JPMorgan Funds may verify (1) the number of shares of the JPMorgan Funds held in your account(s) with the JPMorgan Funds, (2) the number of shares of the JPMorgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the JPMorgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

Letter of Intent:  You may qualify for a reduction in the initial sales charge applicable on a current purchase of Class A Shares by signing a Letter of Intent committing you to purchase a certain amount of shares over a defined period of time. Provided you satisfy the minimum initial investment requirement, you may purchase Class A Shares of one or more JPMorgan Funds (other than a money market fund) over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. At your request, purchases made during the previous 90 days may be included toward the amount covered by the Letter of Intent. If you elect to include purchases made during the past 90 days toward fulfillment of your Letter of Intent, the 13-month period will be deemed to begin as of the date of the earliest purchase being counted toward fulfillment of your Letter of Intent. You should inform your Financial Intermediary or the Fund that you have a Letter of Intent each time you make an investment. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the net amount invested.

Additional information regarding the reduction of Class A sales charges is available in the Fund’s Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Fund if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another JPMorgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors or trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and

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any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $2,500 minimum investment requirement, provided such accounts are opened directly from the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•	Financial Intermediaries or financial institutions who have entered into dealer agreements with the Fund or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a financial intermediary or financial institution with respect to sales of Fund shares).

•	Washington Management Corporation and its subsidiaries and affiliates.

5.	Bought by:

•	Affiliates of JPMorgan Chase and certain accounts (other than IRA Accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•	Certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•	Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•	A Financial Intermediary, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

•	A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a JPMorgan Fund or acquired in an exchange of Select Class Shares of a JPMorgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a JPMorgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a JPMorgan Fund (except Class A Shares of a money market fund), but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

9.	Bought when one Fund invests in another JPMorgan Fund.

10.	Bought in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset

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acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.	Purchased during a JPMorgan Fund’s special offering.

12.	Bought by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at NAV per share, without any upfront sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

YEARS SINCE PURCHASE	CDSC AS A % OF DOLLAR AMOUNT SUBJECT TO CHARGE
0–1	1.00
AFTER FIRST YEAR	NONE

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Fund.

How the Class C CDSC is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class C Shares purchased prior to February 19, 2005, the CDSC is based on the current market value or the original cost of the shares, whichever is less. You should retain any records necessary to substantiate historical costs because the Distributor, the Fund, the transfer agent and your Financial Intermediary may not maintain such information. For Class C Shares purchased on or after February 19, 2005, the CDSC is based on the original cost of the shares.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class C CDSC

No sales charge is imposed on redemptions of Class C Shares of the Fund:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of the Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Made within one year of a shareholder’s death or initial qualification for Social Security disability payments after the account is opened. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

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4.	That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70-1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the JPMorgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class C Shares of other JPMorgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Share redemptions of the Fund if the shares were bought with proceeds from the sale of Class C Shares of a JPMorgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

The Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of each Fund attributable to Class A Shares.

2.	Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of each Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an upfront sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its

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affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of the Fund may be exchanged for Class A Shares of another JPMorgan Fund or for another class of the same Fund. Class A Shares of the Fund may be exchanged for Morgan Shares of a JPMorgan money market fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, Short Term Municipal Bond Fund and Ultra Short Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another JPMorgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of any other JPMorgan Fund may be exchanged for Class C Shares of another JPMorgan Fund, other than for Class C Shares of the Short Term Bond Funds.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

You can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange.

If you exchange Class C Shares of the Fund for Class C Shares of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchanged.

2.	The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit

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excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cutoff time for redemption orders.

A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If you own Class A or Class C Shares and the Fund or Financial Intermediary accepts your redemption request before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted, minus the amount of any applicable CDSC and/or redemption fee.

Do I pay a redemption fee?

If you sell or exchange your shares of the JPMorgan International Currency Income Fund within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold in addition to any applicable CDSC. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an

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employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60-day holding period.

•	The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as the result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fee is paid to the JPMorgan International Currency Income Fund and is designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts which may include omnibus accounts or retirement plan accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While such Fund may request information concerning individual shareholders, the Fund generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fee to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fee.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have

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changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I redeem on a systematic basis?

1.	Yes

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•	It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

3.	The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in the Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Fund’s Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’

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advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC or a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC or a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund generally declares dividends on the last business day of each quarter and pays such dividends on the first business day of the following quarter. The Fund makes net capital gains distributions, if any, at least annually. The Fund may declare an additional ordinary income or capital gain dividend in a given year, depending on its tax situation. However, the Fund may also make fewer net capital gain payments in a given year, depending on its investment results. Dividends and distributions consist of substantially all of the Fund’s net investment income and net capital gain.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains.

Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. However, the amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund shares.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Capital gain or dividends of a non-corporate U.S. shareholder recognized before January 1, 2011 generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of fixed income securities in foreign countries, the Fund may elect to “pass through” to its shareholders any foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investments in certain mortgage-backed securities, asset-backed securities, debt obligations and derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distributions requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from the Fund, and, therefore, may increase the amount of taxes payable by shareholders.

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The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, the Fund’s investments in certain foreign securities may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose the Fund’s 10 largest portfolio holdings and the percentages that each of these 10 largest portfolio holdings represents of the Fund’s total assets as of the most recent month end

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Shareholder Information

CONTINUED

online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

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JPMorgan
International Funds

INVESTMENTS

This table discusses the types of investments which can be held by the Fund. In each case the related types of risk are also listed.

Instrument	Risks
Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.
prepayment, market, credit, interest rate
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.
prepayment, market, credit, interest rate
Auction Rate Securities: Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	market, credit, political, tax, interest rate
Bank Obligations: Bank obligations consist of bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.
credit, currency, liquidity, political
Brady Bonds: Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.
credit, interest rate, liquidity, market, natural event, prepayment, valuation
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. The Fund will sell only covered call and secured put options.
management, liquidity, credit, market, leverage
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	credit, currency, interest rate, liquidity, market, political
Common Stock: Shares of ownership of a company.	market
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	market, credit

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Instrument	Risks
Convertible Securities: Bonds or preferred stock that can convert to common stock.	credit, currency, interest rate, liquidity, market, political, valuation
Corporate Debt Securities: Corporate debt securities may include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.
market, credit
Credit Default Swaps: A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.
management, credit, liquidity, market
Custodial Receipts: The Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.
credit, interest rate, market
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by the Fund.
management, market, leverage, credit
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries.
foreign investment
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depository receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ 100’s.
foreign investment, market, political, liquidity
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to the Fund. These strategies may consist of use of any of the following: options on currencies, financial and currency futures, options on such futures, forward foreign currency transactions, forward rate agreements, currency swaps, caps and floors. The Fund may engage in such transactions in both U.S. and non-U.S. markets.
management, liquidity, political, credit, leverage, foreign investment, market
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts and American Depositary Securities.
foreign investment, market, political, liquidity

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Instrument	Risks
High Yield/High Risk Securities/Junk Bonds: High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies.	credit, currency, interest rate, liquidity, market, political, portfolio quality, valuation
Inflation-Linked Debt Securities: Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.
credit, currency, interest rate
Initial Public Offerings (IPOs): A transaction in which a previously private company makes its first sale of stock to the public.	market
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.
market, leverage, credit
Investment Company Securities: Shares of investment companies, including money market funds which the Adviser and/or its affiliates serve as investment adviser or administrator. The Adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.
market
Loan Participations and Assignments: Participations in, or assignments of all or a portion of loans to corporations or to governments of less developed countries (“LDCs”).	credit, currency, extension, interest rate, liquidity, political
Mortgages (Directly Held): Mortgages are debt instruments secured by real property.	credit, environmental, extension, interest rate, liquidity, market, natural event, political, prepayment, valuation
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans.	credit, currency, extension, interest rate, leverage, market, political, prepayment

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Instrument	Risks
Mortgage Dollar Rolls[1]: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.
currency, extension, interest rate, leverage, liquidity, market, political, prepayment
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.
market, credit, political, tax, interest rate
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Funds may investment in such options, contracts and products.	management, credit, market, liquidity
Obligations of Supranational Agencies: Obligations of supranational agencies which are chartered to promote economic development and are supported by various governments and governmental agencies.	credit, foreign investment
Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over the counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.
management, market, credit, liquidity, leverage
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	market
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.
credit, interest rate, liquidity, market, valuation
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which investment primarily in income producing real estate or real estate related loans or interest.	credit, interest rate, liquidity, market, natural event
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	credit, interest rate, liquidity, market, natural event, prepayment, valuation
Reverse Repurchase Agreements[1]: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.
credit

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Instrument	Risks
Securities Lending: The lending of up to 33-1/3% of a Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	credit, market, leverage
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	credit, liquidity, market
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	credit, leverage
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest Only (IOs) and Principal Only (POs) issued outside a REMIC or CMO structure.
prepayment, market, credit, interest rate
Structured Investments: A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.
market, liquidity, management, credit, foreign investment
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.
credit, currency, interest rate, leverage, market, political, valuation
Synthetic Variable Rate Instruments: Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.
credit, liquidity, market
Treasury Receipts: A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).
market
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes, subordinated benchmark notes, collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”).
market, credit, government securities
U.S. Government Obligations: U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book Entry Safekeeping (“CUBES”).
interest rate
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand or at the expiration of a specified term.
credit, liquidity, market

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International Funds

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Instrument	Risks
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	market, leverage, liquidity, credit
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero coupon debt securities which convert on a specified date to interest bearing debt securities.
credit, currency, interest rate, liquidity, market, political, valuation

Risk related to certain investments held by the Fund:

Credit risk  The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

Currency risk  The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

Environmental risk  The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

Extension risk  The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

Foreign investment risk  The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

Government securities risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae, Ginnie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Interest rate risk  The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

Leverage risk  The risk of gains or losses disproportionately higher than the amount invested.

Liquidity risk The risk the holder may not be able to sell the security at the time or price it desires.

Management risk The risk that a strategy used by a fund’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market risk The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

Natural event risk The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

Political risk The risk governmental policies or other political actions will negatively impact the value of the investment.

Portfolio quality risk The risks associated with below investment grade securities including greater risk of default, greater sensitivity to interest rate and economic changes, potential valuation difficulties, and sudden and unexpected changes in credit quality.

Prepayment risk The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

Tax risk The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

Valuation risk The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

1	All forms of borrowing (including mortgage dollar-rolls and reverse repurchase agreements) are limited in the aggregate and may not exceed 33-1/3% of the Fund’s total assets.

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Risk and Reward Elements
for the Fund

This table discusses the main elements that make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions

• The Fund’s share price and performance will fluctuate in response to foreign market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• Mortgage-backed and asset-backed securities (securities representing an interest in, or secured by, a pool of mortgages or other assets such as receivables) and direct mortgages could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated
• The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns
• Mortgage-backed and asset-backed securities and direct mortgages can offer attractive returns

• Under normal circumstances, the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds
• The Fund seeks to limit risk and enhance total return or yields through careful management, sector allocation, individual securities selection and duration management
• During severe market downturns, the Fund has the option of investing up to 100% of its assets in high quality short-term instruments
• The Adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities and mortgage prepayments
• The Adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities and mortgage prepayments

Credit quality

• The default of an issuer would leave the Fund with unpaid interest or principal
• Junk Bonds (those rated BB, Ba or lower) have a higher risk of default, tend to be less liquid, and may be more difficult to value
• Investment-grade bonds have a lower risk of default • Junk bonds offer higher yields and higher potential gains
• The Fund maintains its own policies for balancing credit quality against potential yields and gains in light of its investment goals
• The Adviser develops its own ratings of unrated securities and makes a credit quality determination for unrated securities

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign currencies

• As part of its primary strategy, the Fund invests in fixed income and other debt securities denominated in foreign currencies. In addition, the Fund uses derivatives such as forward foreign currency contracts to gain exposure to foreign currencies and markets
• Currency exchange rate movements could reduce gains or create losses
• Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• The Fund is not required to hedge its investments in non-dollar denominated securities back to the U.S. dollar thereby amplifying the risks associated with the Fund’s investments that are denominated in foreign currencies
• Favorable exchange rate movements could generate gains or reduce losses
•  The Fund manages the currency exposure of its foreign investments relative to its benchmark. The Fund may use derivatives such as forward foreign currency contracts to hedge an investment in one foreign currency back to another foreign currency.
• Although the Fund primarily uses derivatives to gain exposure to foreign currencies, the Fund may use derivatives such as forward foreign currency contracts to gain exposure to the U.S. dollar consistent with the goal of providing total return. Although the Fund is not required to hedge its investments in non-dollar denominated securities back to the U.S. dollar, it may do so when the Adviser believes that the U.S. dollar is appreciating relative to foreign securities.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregate liquid assets to offset leverage risks

Management choices
• The Fund could underperform its benchmark due to its sector, securities or duration choices	• The Fund could outperform its benchmark due to these same choices	• The Adviser focuses its active management on those areas where it believes its commitment to research can most enhance returns and manage risks in a consistent way

ETFs and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)[1]
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
• A SEC exemptive order permits the Fund to invest its uninvested cash, up to 25% of its assets, in one or more affiliated money market funds if the adviser waives and/or reimburses its advisory fee from the Fund in an amount sufficient to offset any doubling up of investment advisory, shareholder servicing and administrative fees

1	Under the 1940 Act, the Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, the Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

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35

Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*
• Derivatives such as futures, options, swaps and forward foreign currency contracts[1] that are used by the Fund as a substitute for securities in which the Fund may invest and/or to increase, establish or adjust exposure to a particular foreign currency. Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• The Fund may use derivatives such as forward foreign currency contracts to hedge an investment in one foreign currency back to another foreign currency; The use of derivatives in this manner may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Certain types of derivatives involve costs to the Fund which can reduce returns
• Derivatives that involve leverage could magnify losses
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to a Fund, affect the holding period of the Fund’s assets and defer recognition of certain of a Fund’s losses

• Use of derivatives to obtain exposure to foreign currencies may increase the Fund’s return when such foreign currencies perform well relative to the U.S. dollar
• The Fund could make money and protect against losses if management’s analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost • Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

• The Fund uses derivatives such as futures, options, swaps and forward foreign currency contracts as an investment strategy to increase income or gains, for risk management purposes or for hedging. Risk management may include management of the Fund’s exposure relative to the benchmark
• The Fund only establishes hedges that they expect will be highly correlated with underlying positions
• While the Fund may use derivatives that incidentally involve leverage, it does not use them for the specific purpose of leveraging their portfolios

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• The Fund may invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high quality short-term instruments (including repurchase agreements) and, for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets or draw on a line of credit

Short-term trading
• Increased trading would raise a Fund’s transaction costs • Increased short-term capital gains distributions would raise shareholders’ income tax liability	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a bond is overvalued and its value later falls	• The Fund may use short-term trading to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

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Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to any Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank, N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (One Group Mutual Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

BOIA is now known as JPMorgan Investment Advisors Inc.

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Financial Highlights

This section would ordinarily include Financial Highlights. The Financial Highlights are intended to help you understand the Fund’s performance for a Fund’s period of operations. Because the JPMorgan International Currency Income Fund has not yet commenced operations as of the date of this prospectus, no financial highlights are shown.

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy shares through a Financial Intermediary, please contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Fund is 811-21295.

©JPMorgan Chase & Co. All Rights Reserved. January 2007

PR-       -107

PROSPECTUS JANUARY __, 2007

JPMorgan

International

Funds

Select Class Shares

JPMorgan International Currency Income Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan International Currency Income Fund	1
The Fund’s Management and Administration	6
How to Do Business with the Fund	8
Purchasing Fund Shares	8
Networking and Sub-Transfer Agency Fees	12
Exchanging Fund Shares	12
Redeeming Fund Shares	13
Shareholder Information	16
Distributions and Taxes	16
Shareholder Statements and Reports	17
Availability of Proxy Voting Record	17
Portfolio Holdings Disclosure	17
Investments	19
Risk and Reward Elements for the Fund	25
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	30
Financial Highlights	31
How To Reach Us	Back cover

JPMorgan
    International Currency Income Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s investments and main risks, as well as Fund strategies, please see pages 19–29.

The Fund’s Objective

The Fund seeks to provide a high total return primarily from a portfolio of fixed income and other debt securities denominated in foreign currencies.

The Fund’s Main Investment Strategy

The Fund will be managed with the objective of delivering a high total return through exposure to fixed income and other debt securities denominated in foreign currencies. Under normal circumstances, the Fund will invest at least 80% of its Assets in fixed income and other debt securities denominated in foreign currencies or instruments that have similar economic characteristics. “Assets” means net assets, plus the amount of borrowings for investment purposes. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

The Fund will invest primarily in the securities of foreign issuers, including governments, quasi-governments and government agencies, and corporations. The Fund may also invest in residential and commercial mortgage-backed securities and asset-backed securities. Securities may be issued in both developed and emerging markets. Although the Fund predominantly invests in securities denominated in foreign currencies, it may also invest up to 20% of its Assets in U.S. dollar denominated securities if the Adviser, J.P. Morgan Investment Management Inc. (the Adviser or JPMIM), believes the U.S. dollar is appreciating relative to foreign currencies. There is no limit on the number of countries in which the Fund may invest and the Fund may concentrate its investments in a single country or small group of countries.

The Fund invests primarily in securities that are rated investment grade by Moody’s Investors Service (“Moody’s”), Standard & Poor’s Rating Service (“S&P”), or Fitch Rating (“Fitch”) (and unrated securities of quality deemed comparable by the Adviser), but may invest up to 10% of its total assets in securities rated below investment grade (also called “junk bonds”). The Fund may invest in securities with any fixed or variable maturity date and in perpetual securities. There are no restrictions on the average maturity of the Fund.

In order to efficiently manage the Fund’s exposure to movements in interest rates, yield spreads, and currencies, the Fund will employ a variety of strategies involving derivatives including, without limitation, interest rate swaps, credit default swaps, options, futures and forward contracts. Derivatives are investments that have a value based on another investment, exchange rate or index. In addition to using derivatives to manage the Fund’s interest rate, yield and currency exposure, the Fund may use derivatives as a substitute for securities in which the Fund can invest, to hedge various investments, or to increase income or gain to the Fund.

Consistent with the Fund’s strategies to invest in securities denominated in foreign currencies, the Fund is not required to hedge its non-dollar investments back to the U.S. dollar for defensive purposes. Rather, the Fund typically uses derivatives including forward foreign currency contracts to increase income or gain to the Fund and/or as part of its risk management process to establish or adjust the Fund’s exposure to particular foreign currencies. The Fund may also use such derivatives to hedge an investment in one foreign currency back to another foreign currency or to gain exposure to the U.S. dollar consistent with the goal of providing total return.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements. To temporarily defend its assets during adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments. The Fund may invest in shares of exchange traded funds (ETFs) and affiliated money market funds. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

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JPMorgan
    International Currency Income Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investment Process

The Adviser will seek to achieve the Fund’s objective by actively managing the Fund’s exposure to currencies, interest rates, and sectors. The Adviser actively manages interest rate exposure through average duration, country allocation, and yield curve positioning. Sector management involves: (1) determining the best allocation between government bonds and yield-enhanced sectors such as corporates, mortgages, asset-backed securities and emerging markets debt, and (2) finding the most attractive securities to deliver that allocation. With respect to currency management, the Adviser increases or decreases the percentage of foreign currency denominated securities for which foreign exchange risk is hedged based on the expected movement in rates of exchange. The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund. The Fund is subject to management risk because it is an actively managed Fund. The Fund may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met.

Interest Rate and Credit Risk.  The Fund invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund.

Foreign Securities and Emerging Market Risk.  The Fund may invest all of its assets in foreign securities including securities in emerging markets. Investments in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of foreign markets. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Fund’s yield on those securities would be decreased.

Currency Risk. The Fund is designed for investors who want exposure to foreign currencies. As a result, the Fund is not required to use derivatives to hedge its non-dollar investments back to the U.S. dollar for defensive purposes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets may be more volatile and generally are not as regulated as securities markets.

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Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging purposes, managing foreign currency exchange risk or increasing income or gain to the Fund may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns and increases the Fund’s potential for loss.

High Yield Securities Risk.  The Fund may invest up to 10% of its total Assets in junk bonds. These securities are considered to be high-risk investments, are speculative with respect to the capacity to pay interest and repay principal and may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for the securities.

High Portfolio Turnover.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains.

Government Securities Risk.  Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Asset-Backed and Mortgage-Related Securities Risk. The Fund’s asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund’s mortgage-related securities to changes in interest rates, the performance and duration of the Fund may be more volatile than if it did not hold these securities. Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

Investment Company Risk.  If the Fund invests in shares of another investment company, shareholders may bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price and movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Non-diversified Fund Risk.  Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Temporary Defensive Position and Redemption Risk.  If the Fund invests a substantial portion of its assets in money market instruments or repurchase agreements, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund’s potential returns. The Fund may have to sell stocks or bonds at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other countries.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	Want to add an income investment to further diversify a portfolio
•	Want foreign currency exposure

The Fund is not designed for investors who:
•	Have a short-term investment horizon

•	Require stability of principal
•	Are uncomfortable with the risks of international investing

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JPMorgan
    International Currency Income Fund

CONTINUED

The Fund’s Past Performance1

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investment in the Fund.

1	The Fund’s fiscal year end is 10/31.

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2007

Estimated Expenses for Select Class Shares

The estimated expenses of Select Class Shares before and after reimbursement are shown below. Total Annual Operating Expenses are estimated for the fiscal year ending October 31, 2007. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (%)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

SELECT CLASS
Redemption Fees of shares held less than 60 days as a % of Amount Redeemed/Exchanged	2.00

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

SELECT CLASS
Management Fees	0.55
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.25
Other Expenses[1]	0.44
Total Annual Operating Expenses	1.24
Fee Waivers and Expense Reimbursements[2]	(0.24)
Net Expenses[2]	1.00

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Administrator and the Distributor agree that they will waive fees or reimburse the Fund to the extent that total annual operating expenses of the Select Class Shares (excluding dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.00%, respectively, of their average daily net assets through February 29, 2008. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through February 29, 2008 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Select Class Shares and your actual costs may be higher or lower.

IF YOU DO NOT SELL YOUR SHARES YOUR COSTS WOULD BE:

	1 YEAR	3 YEARS
YOUR COSTS ($) (with or without redemption)	102	370

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The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I (Trust), a Delaware statutory trust. The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

The class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. The Fund pays the adviser a management fee of 0.55% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Managers

JPMorgan International Currency Income Fund. Jon B. Jonsson, vice president, is the lead portfolio manager who is primarily responsible for the day- to-day management of the Fund. Mr. Jonsson establishes and monitors the overall duration, yield curve, and sector allocation strategies for the Fund. Mr. Jonsson is assisted by multiple specialist sector and research teams who, through an assessment of quantitative and qualitative factors, generate strategy recommendations with respect to interest rate, sector and currency management. Mr. Jonsson is the head of portfolio management and lead portfolio manager for global short term and London broad market strategies within JPMIM. An employee since 1998, Mr. Jonsson’s team is responsible for the portfolio management of broad market, short duration and enhanced cash strategies. Previously, Mr. Jonsson was a senior quantitative analyst at JPMIM responsible for preparing reports on relative value, developing and analyzing trade strategies, and designing analytical models supporting portfolio management strategies and decisions.

The SAI provides additional information about the Portfolio Manager’s compensation and other accounts managed by the Portfolio Manager and the Portfolio Manager’s ownership of securities.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Select Class Shares of the Fund. JPMDS may enter into services agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

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The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with JPMDS. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

•	Select Class Shares may be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, adversary, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

•	Select Class Shares may also be purchased directly from the Funds by officers, directors or trustees, retirees and employees and their immediate families (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

See “How do I open an account?”

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective that day at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. These risks are greater when a Fund invests in securities trading principally in non-U.S.

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markets that close prior to the close of the NYSE because market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

•	The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

•	The JPMorgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly a practicable to account with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchase, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

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In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Fund has implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

How do I open an account?

Select Class Shares are subject to a $1,000,000 minimum investment requirement. There are no minimum levels for subsequent purchases.

Select Class shareholders who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum.

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005. Effective January 13, 2006, officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $2,500 minimum investment requirement, provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Fund reserves the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

If you are purchasing shares directly from the Fund, complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open

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an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-SELECT)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

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•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-SELECT)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Select Class Shares of a Fund may be exchanged for Select Class Shares of another JPMorgan Fund or for any other class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

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Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cutoff time for redemption orders.

A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or Financial Intermediary accepts your redemption request before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted, minus the amount of any applicable redemption fee.

Do I pay a redemption fee?

If you sell or exchange your shares of the JPMorgan International Currency Income Fund within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day

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holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60-day holding period.

•	The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as the result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fee is paid to the JPMorgan International Currency Income Fund and is designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts which may include omnibus accounts or retirement plan accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While such Fund may request information concerning individual shareholders, the Fund generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fee to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fee.

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Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund generally declares dividends on the last business day of each quarter and pays such dividends on the first business day of the following quarter. The Fund makes net capital gains distributions, if any, at least annually. The Fund may declare an additional ordinary income or capital gain dividend in a given year, depending on its tax situation. However, the Fund may also make fewer net capital gain payments in a given year, depending on its investment results. Dividends and distributions consist of substantially all of the Fund’s net investment income and net capital gain.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains.

Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. However, the amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund shares.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Capital gain or dividends of a non-corporate U.S. shareholder recognized before January 1, 2011 generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of fixed income securities in foreign countries, the Fund may elect to “pass through” to its shareholders any foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investments in certain mortgage-backed securities, asset-backed securities, debt obligations and derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distributions requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from the Fund, and, therefore, may increase the amount of taxes payable by shareholders.

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The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, the Fund’s investments in certain foreign securities may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose the Fund’s 10 largest portfolio holdings and the percentages that each of these 10 largest portfolio holdings represents of the Fund’s total assets as of the most recent month end

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17

Shareholder Information

CONTINUED

online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

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JPMorgan
International Funds

INVESTMENTS

This table discusses the types of investments which can be held by the Fund. In each case the related types of risk are also listed.

Instrument	Risks
Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.
prepayment, market, credit, interest rate
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.
prepayment, market, credit, interest rate
Auction Rate Securities: Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	market, credit, political, tax, interest rate
Bank Obligations: Bank obligations consist of bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.
credit, currency, liquidity, political
Brady Bonds: Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.
credit, interest rate, liquidity, market, natural event, prepayment, valuation
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. The Fund will sell only covered call and secured put options.
management, liquidity, credit, market, leverage
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	credit, currency, interest rate, liquidity, market, political
Common Stock: Shares of ownership of a company.	market
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	market, credit

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International Funds

CONTINUED

Instrument	Risks
Convertible Securities: Bonds or preferred stock that can convert to common stock.	credit, currency, interest rate, liquidity, market, political, valuation
Corporate Debt Securities: Corporate debt securities may include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.
market, credit
Credit Default Swaps: A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.
management, credit, liquidity, market
Custodial Receipts: The Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.
credit, interest rate, market
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by the Fund.
management, market, leverage, credit
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries.
foreign investment
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depository receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ 100’s.
foreign investment, market, political, liquidity
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to the Fund. These strategies may consist of use of any of the following: options on currencies, financial and currency futures, options on such futures, forward foreign currency transactions, forward rate agreements, currency swaps, caps and floors. The Fund may engage in such transactions in both U.S. and non-U.S. markets.
management, liquidity, political, credit, leverage, foreign investment, market
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts and American Depositary Securities.
foreign investment, market, political, liquidity

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P R O S P E C T U S    JANUARY 24

2007

Instrument	Risks
High Yield/High Risk Securities/Junk Bonds: High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies.	credit, currency, interest rate, liquidity, market, political, portfolio quality, valuation
Inflation-Linked Debt Securities: Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.
credit, currency, interest rate
Initial Public Offerings (IPOs): A transaction in which a previously private company makes its first sale of stock to the public.	market
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.
market, credit, leverage,
Investment Company Securities: Shares of investment companies, including money market funds which the Adviser and/or its affiliates serve as investment adviser or administrator. The Adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.
market
Loan Participations and Assignments: Participations in, or assignments of all or a portion of loans to corporations or to governments of less developed countries (“LDCs”).	credit, currency, extension, interest rate, liquidity, political
Mortgages (Directly Held): Mortgages are debt instruments secured by real property.	credit, environmental, extension, interest rate, liquidity, market, natural event, political, prepayment, valuation
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans.	credit, currency, extension, interest rate, leverage, market, political, prepayment

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JPMorgan
International Funds

CONTINUED

Instrument	Risks
Mortgage Dollar Rolls[1]: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.
currency, extension, interest rate, leverage, liquidity, market, political, prepayment
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.
market, credit, political, tax, interest rate
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Funds may investment in such options, contracts and products.	management, credit, market, liquidity
Obligations of Supranational Agencies: Obligations of supranational agencies which are chartered to promote economic development and are supported by various governments and governmental agencies.	credit, foreign investment
Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over the counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.
management, market, credit, liquidity, leverage
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	market
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.
credit, interest rate, liquidity, market, valuation
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which investment primarily in income producing real estate or real estate related loans or interest.	credit, interest rate, liquidity, market, natural event
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	credit, interest rate, liquidity, market, natural event, prepayment, valuation
Reverse Repurchase Agreements[1]: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.
credit

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P R O S P E C T U S    JANUARY 24

2007

Instrument	Risks
Securities Lending: The lending of up to 33-1/3% of a Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	credit, market, leverage
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	credit, liquidity, market
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	credit, leverage
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest Only (IOs) and Principal Only (POs) issued outside a REMIC or CMO structure.
prepayment, market, credit, interest rate
Structured Investments: A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.
market, liquidity, management, credit, foreign investment
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.
credit, currency, interest rate, leverage, market, political, valuation
Synthetic Variable Rate Instruments: Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.
credit, liquidity, market
Treasury Receipts: A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).
market
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes, subordinated benchmark notes, collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”).
market, credit, government securities
U.S. Government Obligations: U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book Entry Safekeeping (“CUBES”).
interest rate
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand or at the expiration of a specified term.
credit, liquidity, market

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23

JPMorgan
International Funds

CONTINUED

Instrument	Risks
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	market, leverage, liquidity, credit
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero coupon debt securities which convert on a specified date to interest bearing debt securities.
credit, currency, interest rate, liquidity, market, political, valuation

Risk related to certain investments held by the Fund:

Credit risk  The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

Currency risk  The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

Environmental risk  The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

Extension risk  The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

Foreign investment risk  The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

Government securities risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae, Ginnie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Interest rate risk  The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

Leverage risk  The risk of gains or losses disproportionately higher than the amount invested.

Liquidity risk The risk the holder may not be able to sell the security at the time or price it desires.

Management risk The risk that a strategy used by a fund’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market risk The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

Natural event risk The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

Political risk The risk governmental policies or other political actions will negatively impact the value of the investment.

Portfolio quality risk The risks associated with below investment grade securities including greater risk of default, greater sensitivity to interest rate and economic changes, potential valuation difficulties, and sudden and unexpected changes in credit quality.

Prepayment risk The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

Tax risk The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

Valuation risk The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

1	All forms of borrowing (including mortgage dollar-rolls and reverse repurchase agreements) are limited in the aggregate and may not exceed 33-1/3% of the Fund’s total assets.

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24

Risk and Reward Elements
for the Fund

This table discusses the main elements that make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions

• The Fund’s share price and performance will fluctuate in response to foreign market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• Mortgage-backed and asset-backed securities (securities representing an interest in, or secured by, a pool of mortgages or other assets such as receivables) and direct mortgages could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated
• The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns
• Mortgage-backed and asset-backed securities and direct mortgages can offer attractive returns

• Under normal circumstances, the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds
• The Fund seeks to limit risk and enhance total return or yields through careful management, sector allocation, individual securities selection and duration management
• During severe market downturns, the Fund has the option of investing up to 100% of its assets in high quality short-term instruments
• The Adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities and mortgage prepayments
• The Adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities and mortgage prepayments

Credit quality

• The default of an issuer would leave the Fund with unpaid interest or principal
• Junk Bonds (those rated BB, Ba or lower) have a higher risk of default, tend to be less liquid, and may be more difficult to value
• Investment-grade bonds have a lower risk of default • Junk bonds offer higher yields and higher potential gains
• The Fund maintains its own policies for balancing credit quality against potential yields and gains in light of its investment goals
• The Adviser develops its own ratings of unrated securities and makes a credit quality determination for unrated securities

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25

Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign currencies

• As part of its primary strategy, the Fund invests in fixed income and other debt securities denominated in foreign currencies. In addition, the Fund uses derivatives such as forward foreign currency contracts to gain exposure to foreign currencies and markets
• Currency exchange rate movements could reduce gains or create losses
• Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• The Fund is not required to hedge its investments in non-dollar denominated securities back to the U.S. dollar thereby amplifying the risks associated with the Fund’s investments that are denominated in foreign currencies
• Favorable exchange rate movements could generate gains or reduce losses
•  The Fund manages the currency exposure of its foreign investments relative to its benchmark. The Fund may use derivatives such as forward foreign currency contracts to hedge an investment in one foreign currency back to another foreign currency.
• Although the Fund primarily uses derivatives to gain exposure to foreign currencies, the Fund may use derivatives such as forward foreign currency contracts to gain exposure to the U.S. dollar consistent with the goal of providing total return. Although the Fund is not required to hedge its investments in non-dollar denominated securities back to the U.S. dollar, it may do so when the Adviser believes that the U.S. dollar is appreciating relative to foreign securities.

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P R O S P E C T U S    JANUARY 24

2007

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregate liquid assets to offset leverage risks

Management choices
• The Fund could underperform its benchmark due to its sector, securities or duration choices	• The Fund could outperform its benchmark due to these same choices	• The Adviser focuses its active management on those areas where it believes its commitment to research can most enhance returns and manage risks in a consistent way

ETFs and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)[1]
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
• A SEC exemptive order permits the Fund to invest its uninvested cash, up to 25% of its assets, in one or more affiliated money market funds if the adviser waives and/or reimburses its advisory fee from the Fund in an amount sufficient to offset any doubling up of investment advisory, shareholder servicing and administrative fees

1	Under the 1940 Act, the Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, the Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

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27

Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*
• Derivatives such as futures, options, swaps and forward foreign currency contracts[1] that are used by the Fund as a substitute for securities in which the Fund may invest and/or to increase, establish or adjust exposure to a particular foreign currency. Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• The Fund may use derivatives such as forward foreign currency contracts to hedge an investment in one foreign currency back to another foreign currency; The use of derivatives in this manner may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Certain types of derivatives involve costs to the Fund which can reduce returns
• Derivatives that involve leverage could magnify losses
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to a Fund, affect the holding period of the Fund’s assets and defer recognition of certain of a Fund’s losses

• Use of derivatives to obtain exposure to foreign currencies may increase the Fund’s return when such foreign currencies perform well relative to the U.S. dollar
• The Fund could make money and protect against losses if management’s analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost • Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

• The Fund uses derivatives such as futures, options, swaps and forward foreign currency contracts as an investment strategy to increase income or gains, for risk management purposes or for hedging. Risk management may include management of the Fund’s exposure relative to the benchmark
• The Fund only establishes hedges that they expect will be highly correlated with underlying positions
• While the Fund may use derivatives that incidentally involve leverage, it does not use them for the specific purpose of leveraging their portfolios

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

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P R O S P E C T U S    JANUARY 24

2007

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• The Fund may invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high quality short-term instruments (including repurchase agreements) and, for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets or draw on a line of credit

Short-term trading
• Increased trading would raise a Fund’s transaction costs • Increased short-term capital gains distributions would raise shareholders’ income tax liability	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a bond is overvalued and its value later falls	• The Fund may use short-term trading to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

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29

Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to any Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank, N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (One Group Mutual Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

BOIA is now known as JPMorgan Investment Advisors Inc.

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Financial Highlights

This section would ordinarily include Financial Highlights. The Financial Highlights are intended to help you understand the Fund’s performance for a Fund’s period of operations. Because the JPMorgan International Currency Income Fund has not yet commenced operations as of the date of this prospectus, no financial highlights are shown.

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy shares through a Financial Intermediary, please contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Fund is 811-21295.

©JPMorgan Chase & Co. All Rights Reserved. January 2007

PR-       -107

PROSPECTUS JANUARY , 2007

JPMorgan

International

Funds

R Class Shares

JPMorgan International Currency Income Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan International Currency Income Fund	1
The Fund’s Management and Administration	6
How to Do Business with the Fund	8
Purchasing Fund Shares	8
Networking and Sub-Transfer Agency Fees	11
Exchanging Fund Shares	11
Redeeming Fund Shares	12
Shareholder Information	16
Distributions and Taxes	16
Shareholder Statements and Reports	17
Availability of Proxy Voting Record	17
Portfolio Holdings Disclosure	17
Investments	19
Risk and Reward Elements for the Fund	25
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	30
Financial Highlights	31
How To Reach Us	Back cover

JPMorgan
    International Currency Income Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s investments and main risks, as well as Fund strategies, please see pages 19–29.

The Fund’s Objective

The Fund seeks to provide a high total return primarily from a portfolio of fixed income and other debt securities denominated in foreign currencies.

The Fund’s Main Investment Strategy

The Fund will be managed with the objective of delivering a high total return through exposure to fixed income and other debt securities denominated in foreign currencies. Under normal circumstances, the Fund will invest at least 80% of its Assets in fixed income and other debt securities denominated in foreign currencies or instruments that have similar economic characteristics. “Assets” means net assets, plus the amount of borrowings for investment purposes. If the Fund decides to change this strategy, shareholders will be given 60 days advance notice.

The Fund will invest primarily in the securities of foreign issuers, including governments, quasi-governments and government agencies, and corporations. The Fund may also invest in residential and commercial mortgage-backed securities and asset-backed securities. Securities may be issued in both developed and emerging markets. Although the Fund predominantly invests in securities denominated in foreign currencies, it may also invest up to 20% of its Assets in U.S. dollar denominated securities if the Adviser, J.P. Morgan Investment Management Inc. (the Adviser or JPMIM), believes the U.S. dollar is appreciating relative to foreign currencies. There is no limit on the number of countries in which the Fund may invest and the Fund may concentrate its investments in a single country or small group of countries.

The Fund invests primarily in securities that are rated investment grade by Moody’s Investors Service (“Moody’s”), Standard & Poor’s Rating Service (“S&P”), or Fitch Rating (“Fitch”) (and unrated securities of quality deemed comparable by the Adviser), but may invest up to 10% of its total assets in securities rated below investment grade (also called “junk bonds”). The Fund may invest in securities with any fixed or variable maturity date and in perpetual securities. There are no restrictions on the average maturity of the Fund.

In order to efficiently manage the Fund’s exposure to movements in interest rates, yield spreads, and currencies, the Fund will employ a variety of strategies involving derivatives including, without limitation, interest rate swaps, credit default swaps, options, futures and forward contracts. Derivatives are investments that have a value based on another investment, exchange rate or index. In addition to using derivatives to manage the Fund’s interest rate, yield and currency exposure, the Fund may use derivatives as a substitute for securities in which the Fund can invest, to hedge various investments, or to increase income or gain to the Fund.

Consistent with the Fund’s strategies to invest in securities denominated in foreign currencies, the Fund is not required to hedge its non-dollar investments back to the U.S. dollar for defensive purposes. Rather, the Fund typically uses derivatives including forward foreign currency contracts to increase income or gain to the Fund and/or as part of its risk management process to establish or adjust the Fund’s exposure to particular foreign currencies. The Fund may also use such derivatives to hedge an investment in one foreign currency back to another foreign currency or to gain exposure to the U.S. dollar consistent with the goal of providing total return.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements. To temporarily defend its assets during adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments. The Fund may invest in shares of exchange traded funds (ETFs) and affiliated money market funds. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

JPMORGAN INTERNATIONAL FUNDS

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JPMorgan
    International Currency Income Fund

CONTINUED

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investment Process

The Adviser will seek to achieve the Fund’s objective by actively managing the Fund’s exposure to currencies, interest rates, and sectors. The Adviser actively manages interest rate exposure through average duration, country allocation, and yield curve positioning. Sector management involves: (1) determining the best allocation between government bonds and yield-enhanced sectors such as corporates, mortgages, asset-backed securities and emerging markets debt, and (2) finding the most attractive securities to deliver that allocation. With respect to currency management, the Adviser increases or decreases the percentage of foreign currency denominated securities for which foreign exchange risk is hedged based on the expected movement in rates of exchange. The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund. The Fund is subject to management risk because it is an actively managed Fund. The Fund may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met.

Interest Rate and Credit Risk.  The Fund invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund.

Foreign Securities and Emerging Market Risk.  The Fund may invest all of its assets in foreign securities including securities in emerging markets. Investments in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of foreign markets. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Fund’s yield on those securities would be decreased.

Currency Risk. The Fund is designed for investors who want exposure to foreign currencies. As a result, the Fund is not required to use derivatives to hedge its non-dollar investments back to the U.S. dollar for defensive purposes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets may be more volatile and generally are not as regulated as securities markets.

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Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging purposes, managing foreign currency exchange risk or increasing income or gain to the Fund may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns and increases the Fund’s potential for loss.

High Yield Securities Risk.  The Fund may invest up to 10% of its total Assets in junk bonds. These securities are considered to be high-risk investments, are speculative with respect to the capacity to pay interest and repay principal and may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for the securities.

High Portfolio Turnover.  The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains.

Government Securities Risk.  Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Asset-Backed and Mortgage-Related Securities Risk. The Fund’s asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund’s mortgage-related securities to changes in interest rates, the performance and duration of the Fund may be more volatile than if it did not hold these securities. Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

Investment Company Risk.  If the Fund invests in shares of another investment company, shareholders may bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price and movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Non-diversified Fund Risk.  Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Temporary Defensive Position and Redemption Risk.  If the Fund invests a substantial portion of its assets in money market instruments or repurchase agreements, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund’s potential returns. The Fund may have to sell stocks or bonds at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other countries.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	Want to add an income investment to further diversify a portfolio
•	Want foreign currency exposure

The Fund is not designed for investors who:
•	Have a short-term investment horizon

•	Require stability of principal
•	Are uncomfortable with the risks of international investing

JPMORGAN INTERNATIONAL FUNDS

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JPMorgan
    International Currency Income Fund

CONTINUED

The Fund’s Past Performance1

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investment in the Fund.

1	The Fund’s fiscal year end is 10/31.

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Estimated Expenses for R Class Shares

The estimated expenses of R Class Shares before and after reimbursement are shown below. Total Annual Operating Expenses are estimated for the fiscal year ending October 31, 2007. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (%)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

R CLASS
Redemption Fees of shares held less than 60 days as a % of Amount Redeemed/Exchanged	2.00

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM R CLASS ASSETS)

R CLASS
Management Fees	0.55
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.05
Other Expenses[1]	0.44
Total Annual Operating Expenses	1.04
Fee Waivers and Expense Reimbursements[2]	(0.24)
Net Expenses[2]	0.80

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Administrator and the Distributor agree that they will waive fees or reimburse the Fund to the extent that total annual operating expenses of the R Class Shares (excluding dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.80%, respectively, of their average daily net assets through February 29, 2008. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in R Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through February 29, 2008 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of R Class Shares and your actual costs may be higher or lower.

IF YOU DO NOT SELL YOUR SHARES YOUR COSTS WOULD BE:

	1 YEAR	3 YEARS
YOUR COSTS (with or without redemption)	82	307

JPMORGAN INTERNATIONAL FUNDS

5

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I (Trust), a Delaware statutory trust. The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

The class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. The Fund pays the adviser a management fee of 0.55% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Managers

JPMorgan International Currency Income Fund. Jon B. Jonsson, vice president, is the lead portfolio manager who is primarily responsible for the day-to-day management of the Fund. Mr. Jonsson establishes and monitors the overall duration, yield curve, and sector allocation strategies for the Fund. Mr. Jonsson is assisted by multiple specialist sector and research teams who, through an assessment of quantitative and qualitative factors, generate strategy recommendations with respect to interest rate, sector and currency management. Mr. Jonsson is the head of portfolio management and lead portfolio manager for global short term and London broad market strategies within JPMIM. An employee since 1998, Mr. Jonsson’s team is responsible for the portfolio management of broad market, short duration and enhanced cash strategies. Previously, Mr. Jonsson was a senior quantitative analyst at JPMIM responsible for preparing reports on relative value, developing and analyzing trade strategies, and designing analytical models supporting portfolio management strategies and decisions.

The SAI provides additional information about the Portfolio Manager’s compensation and other accounts managed by the Portfolio Manager and the Portfolio Manager’s ownership of securities.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.05% of the average daily net assets of the R Class Shares of the Fund. JPMDS may enter into services agreements with Financial Intermediaries under which it will pay all or a portion of the 0.05% annual fee to such

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Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with JPMDS. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

Shares may be purchased by the JPMorgan SmartRetirement Funds.

Shares may also be purchased by 401(k) and other retirement plans administered by the Retirement Plans Services affiliate of JPMorgan Chase Bank, N.A.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective that day at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. These risks are greater when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE because market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a

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net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly a practicable to account with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchase, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Fund has implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance

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with valuation procedures adopted by the Fund’s Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

How do I open an account?

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund.

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If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-R)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-R)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

R Class Shares of the Fund may be exchanged for R Class Shares of another JPMorgan Fund or for another class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

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When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cutoff time for redemption orders.

A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address

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of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or Financial Intermediary accepts your redemption request before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted, minus the amount of any applicable redemption fee.

Do I pay a redemption fee?

If you sell or exchange your shares of the JPMorgan International Currency Income Fund within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60-day holding period.

•	The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as the result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fee is paid to the JPMorgan International Currency Income Fund and is designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

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The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts which may include omnibus accounts or retirement plan accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While such Fund may request information concerning individual shareholders, the Fund generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fee to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fee.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

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4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund generally declares dividends on the last business day of each quarter and pays such dividends on the first business day of the following quarter. The Fund makes net capital gains distributions, if any, at least annually. The Fund may declare an additional ordinary income or capital gain dividend in a given year, depending on its tax situation. However, the Fund may also make fewer net capital gain payments in a given year, depending on its investment results. Dividends and distributions consist of substantially all of the Fund’s net investment income and net capital gain.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains.

Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. However, the amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund shares.

If you receive distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Capital gain or dividends of a non-corporate U.S. shareholder recognized before January 1, 2011 generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of fixed income securities in foreign countries, the Fund may elect to “pass through” to its shareholders any foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investments in certain mortgage-backed securities, asset-backed securities, debt obligations and derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distributions requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from the Fund, and, therefore, may increase the amount of taxes payable by shareholders.

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The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, the Fund’s investments in certain foreign securities may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose the Fund’s 10 largest stock portfolio holdings and the percentages that each of these 10 largest portfolio holdings represents of the Fund’s total assets as of the most recent month end

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online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

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JPMorgan
International Funds

INVESTMENTS

This table discusses the types of investments which can be held by the Fund. In each case the related types of risk are also listed.

Instrument	Risks
Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.
prepayment, market, credit, interest rate
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.
prepayment, market, credit, interest rate
Auction Rate Securities: Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	market, credit, political, tax, interest rate
Bank Obligations: Bank obligations consist of bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.
credit, currency, liquidity, political
Brady Bonds: Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.
credit, interest rate, liquidity, market, natural event, prepayment, valuation
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. The Fund will sell only covered call and secured put options.
management, liquidity, credit, market, leverage
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	credit, currency, interest rate, liquidity, market, political
Common Stock: Shares of ownership of a company.	market
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	market, credit

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International Funds

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Instrument	Risks
Convertible Securities: Bonds or preferred stock that can convert to common stock.	credit, currency, interest rate, liquidity, market, political, valuation
Corporate Debt Securities: Corporate debt securities may include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.
market, credit
Credit Default Swaps: A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.
management, credit, liquidity, market
Custodial Receipts: The Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.
credit, interest rate, market
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by the Fund.
management, market, leverage, credit
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries.
foreign investment
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depository receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ 100’s.
foreign investment, market, political, liquidity
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to the Fund. These strategies may consist of use of any of the following: options on currencies, financial and currency futures, options on such futures, forward foreign currency transactions, forward rate agreements, currency swaps, caps and floors. The Fund may engage in such transactions in both U.S. and non-U.S. markets.
management, liquidity, political, credit, leverage, foreign investment, market
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts and American Depositary Securities.
foreign investment, market, political, liquidity

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Instrument	Risks
High Yield/High Risk Securities/Junk Bonds: High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies.	credit, currency, interest rate, liquidity, market, political, portfolio quality, valuation
Inflation-Linked Debt Securities: Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.
credit, currency, interest rate
Initial Public Offerings (IPOs): A transaction in which a previously private company makes its first sale of stock to the public.	market
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.
credit, market, leverage
Investment Company Securities: Shares of investment companies, including money market funds which the Adviser and/or its affiliates serve as investment adviser or administrator. The Adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.
market
Loan Participations and Assignments: Participations in, or assignments of all or a portion of loans to corporations or to governments of less developed countries (“LDCs”).	credit, currency, extension, interest rate, liquidity, political
Mortgages (Directly Held): Mortgages are debt instruments secured by real property.	credit, environmental, extension, interest rate, liquidity, market, natural event, political, prepayment, valuation
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans.	credit, currency, extension, interest rate, leverage, market, political, prepayment

JPMORGAN INTERNATIONAL FUNDS

21

JPMorgan
International Funds

CONTINUED

Instrument	Risks
Mortgage Dollar Rolls[1]: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.
currency, extension, interest rate, leverage, liquidity, market, political, prepayment
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.
market, credit, political, tax, interest rate
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Funds may investment in such options, contracts and products.	management, credit, market, liquidity
Obligations of Supranational Agencies: Obligations of supranational agencies which are chartered to promote economic development and are supported by various governments and governmental agencies.	credit, foreign investment
Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over the counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.
management, market, credit, liquidity, leverage
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	market
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.
credit, interest rate, liquidity, market, valuation
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which investment primarily in income producing real estate or real estate related loans or interest.	credit, interest rate, liquidity, market, natural event
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	credit, interest rate, liquidity, market, natural event, prepayment, valuation
Reverse Repurchase Agreements[1]: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.
credit

JPMORGAN INTERNATIONAL FUNDS

22

P R O S P E C T U S    JANUARY

2007

Instrument	Risks
Securities Lending: The lending of up to 33-1/3% of a Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	credit, market, leverage
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	credit, liquidity, market
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	credit, leverage
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest Only (IOs) and Principal Only (POs) issued outside a REMIC or CMO structure.
prepayment, market, credit, interest rate
Structured Investments: A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.
market, liquidity, management, credit, foreign investment
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.
credit, currency, interest rate, leverage, market, political, valuation
Synthetic Variable Rate Instruments: Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.
credit, liquidity, market
Treasury Receipts: A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).
market
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes, subordinated benchmark notes, collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”).
market, credit, government securities
U.S. Government Obligations: U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book Entry Safekeeping (“CUBES”).
interest rate
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand or at the expiration of a specified term.
credit, liquidity, market

JPMORGAN INTERNATIONAL FUNDS

23

JPMorgan
International Funds

CONTINUED

Instrument	Risks
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	market, leverage, liquidity, credit
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero coupon debt securities which convert on a specified date to interest bearing debt securities.
credit, currency, interest rate, liquidity, market, political, valuation

Risk related to certain investments held by the Fund:

Credit risk  The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

Currency risk  The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

Environmental risk  The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

Extension risk  The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

Foreign investment risk  The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

Government securities risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae, Ginnie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Interest rate risk  The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

Leverage risk  The risk of gains or losses disproportionately higher than the amount invested.

Liquidity risk The risk the holder may not be able to sell the security at the time or price it desires.

Management risk The risk that a strategy used by a fund’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market risk The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

Natural event risk The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

Political risk The risk governmental policies or other political actions will negatively impact the value of the investment.

Portfolio quality risk The risks associated with below investment grade securities including greater risk of default, greater sensitivity to interest rate and economic changes, potential valuation difficulties, and sudden and unexpected changes in credit quality.

Prepayment risk The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

Tax risk The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

Valuation risk The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

1	All forms of borrowing (including mortgage dollar-rolls and reverse repurchase agreements) are limited in the aggregate and may not exceed 33-1/3% of the Fund’s total assets.

JPMORGAN INTERNATIONAL FUNDS

24

Risk and Reward Elements
for the Fund

This table discusses the main elements that make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions

• The Fund’s share price and performance will fluctuate in response to foreign market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• Mortgage-backed and asset-backed securities (securities representing an interest in, or secured by, a pool of mortgages or other assets such as receivables) and direct mortgages could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated
• The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns
• Mortgage-backed and asset-backed securities and direct mortgages can offer attractive returns

• Under normal circumstances, the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds
• The Fund seeks to limit risk and enhance total return or yields through careful management, sector allocation, individual securities selection and duration management
• During severe market downturns, the Fund has the option of investing up to 100% of its assets in high quality short-term instruments
• The Adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities and mortgage prepayments
• The Adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities and mortgage prepayments

Credit quality

• The default of an issuer would leave the Fund with unpaid interest or principal
• Junk Bonds (those rated BB, Ba or lower) have a higher risk of default, tend to be less liquid, and may be more difficult to value
• Investment-grade bonds have a lower risk of default • Junk bonds offer higher yields and higher potential gains
• The Fund maintains its own policies for balancing credit quality against potential yields and gains in light of its investment goals
• The Adviser develops its own ratings of unrated securities and makes a credit quality determination for unrated securities

JPMORGAN INTERNATIONAL FUNDS

25

Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign currencies

• As part of its primary strategy, the Fund invests in fixed income and other debt securities denominated in foreign currencies. In addition, the Fund uses derivatives such as forward foreign currency contracts to gain exposure to foreign currencies and markets
• Currency exchange rate movements could reduce gains or create losses
• Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• The Fund is not required to hedge its investments in non-dollar denominated securities back to the U.S. dollar thereby amplifying the risks associated with the Fund’s investments that are denominated in foreign currencies
• Favorable exchange rate movements could generate gains or reduce losses
•  The Fund manages the currency exposure of its foreign investments relative to its benchmark. The Fund may use derivatives such as forward foreign currency contracts to hedge an investment in one foreign currency back to another foreign currency.
• Although the Fund primarily uses derivatives to gain exposure to foreign currencies, the Fund may use derivatives such as forward foreign currency contracts to gain exposure to the U.S. dollar consistent with the goal of providing total return. Although the Fund is not required to hedge its investments in non-dollar denominated securities back to the U.S. dollar, it may do so when the Adviser believes that the U.S. dollar is appreciating relative to foreign securities.

JPMORGAN INTERNATIONAL FUNDS

26

P R O S P E C T U S    JANUARY

2007

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregate liquid assets to offset leverage risks

Management choices
• The Fund could underperform its benchmark due to its sector, securities or duration choices	• The Fund could outperform its benchmark due to these same choices	• The Adviser focuses its active management on those areas where it believes its commitment to research can most enhance returns and manage risks in a consistent way

ETFs and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)[1]
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
• A SEC exemptive order permits the Fund to invest its uninvested cash, up to 25% of its assets, in one or more affiliated money market funds if the adviser waives and/or reimburses its advisory fee from the Fund in an amount sufficient to offset any doubling up of investment advisory, shareholder servicing and administrative fees

1	Under the 1940 Act, the Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, the Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

JPMORGAN INTERNATIONAL FUNDS

27

Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*
• Derivatives such as futures, options, swaps and forward foreign currency contracts[1] that are used by the Fund as a substitute for securities in which the Fund may invest and/or to increase, establish or adjust exposure to a particular foreign currency. Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• The Fund may use derivatives such as forward foreign currency contracts to hedge an investment in one foreign currency back to another foreign currency; The use of derivatives in this manner may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Certain types of derivatives involve costs to the Fund which can reduce returns
• Derivatives that involve leverage could magnify losses
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to a Fund, affect the holding period of the Fund’s assets and defer recognition of certain of a Fund’s losses

• Use of derivatives to obtain exposure to foreign currencies may increase the Fund’s return when such foreign currencies perform well relative to the U.S. dollar
• The Fund could make money and protect against losses if management’s analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost • Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

• The Fund uses derivatives such as futures, options, swaps and forward foreign currency contracts as an investment strategy to increase income or gains, for risk management purposes or for hedging. Risk management may include management of the Fund’s exposure relative to the benchmark
• The Fund only establishes hedges that they expect will be highly correlated with underlying positions
• While the Fund may use derivatives that incidentally involve leverage, it does not use them for the specific purpose of leveraging their portfolios

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

JPMORGAN INTERNATIONAL FUNDS

28

P R O S P E C T U S    JANUARY

2007

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• The Fund may invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high quality short-term instruments (including repurchase agreements) and, for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets or draw on a line of credit

Short-term trading
• Increased trading would raise a Fund’s transaction costs • Increased short-term capital gains distributions would raise shareholders’ income tax liability	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a bond is overvalued and its value later falls	• The Fund may use short-term trading to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

JPMORGAN INTERNATIONAL FUNDS

29

Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to any Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank, N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (One Group Mutual Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

BOIA is now known as JPMorgan Investment Advisors Inc.

JPMORGAN INTERNATIONAL FUNDS

30

Financial Highlights

This section would ordinarily include Financial Highlights. The Financial Highlights are intended to help you understand the Fund’s performance for a Fund’s period of operations. Because the JPMorgan International Currency Income Fund has not yet commenced operations as of the date of this prospectus, no financial highlights are shown.

JPMORGAN INTERNATIONAL FUNDS

31

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy shares through a Financial Intermediary, please contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Fund is 811-21295.

©JPMorgan Chase & Co. All Rights Reserved. January 2007

PR-       -107

PROSPECTUS JANUARY , 2007

JPMorgan

International

Funds

Class A & Class C Shares

JPMorgan World Income Builder Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan World Income Builder Fund	1
The Fund’s Management and Administration	7
How to Do Business with the Fund	9
Purchasing Fund Shares	9
Sales Charges	13
Rule 12b-1 Fees	18
Networking and Sub-Transfer Agency Fees	18
Exchanging Fund Shares	19
Redeeming Fund Shares	20
Shareholder Information	24
Distributions and Taxes	24
Shareholder Statements and Reports	25
Availability of Proxy Voting Record	25
Portfolio Holdings Disclosure	26
Investments	27
Risk and Reward Elements for the Fund	33
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	38
Financial Highlights	39
How To Reach Us	Back cover

JPMorgan
    World Income Builder Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s investments and main risks, as well as Fund strategies, please see pages 27–37.

The Fund’s Objective

The Fund seeks to maximize income while maintaining prospects for capital appreciation.

The Fund’s Main Investment Strategy

The Fund primarily invests in a broad range of income-producing securities, including debt and equity securities in the U.S. as well as other markets, both developed and emerging. The Fund may invest in a wide variety of asset classes from issuers throughout the world (including emerging market countries) to achieve its core objective of income while also providing an opportunity for capital appreciation. There is no limit on the number of countries in which the Fund may invest and the Fund may concentrate its investments in a single country or small group of countries.

The Fund may invest up to 100% of its total assets in debt and equity securities that are rated below investment grade by a national rating organization or unrated securities of comparable quality (also known as junk bonds or high yield securities). With respect to below investment grade debt securities, the Fund currently expects to invest no more than 70% of its total assets in such securities.

The Fund attempts to maximize its dividend yield by investing in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. The Fund is currently expected to invest no more than 60% in equity securities. Because yield is the main consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and therefore, are selling below what the adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) believes to be their long-term investment value. The Fund may also invest in convertible bonds, warrants, preferred stocks and rights.

The Fund may invest in common stocks and, to a lesser extent, debt securities of real estate investment trusts (REITs) and other real estate companies in both developed and emerging markets. The Fund may also invest in other types of equity securities of real estate companies including rights, warrants, convertible securities and preferred stocks.

In addition to direct investments in securities, derivatives, which are investments that have a value based on another investment, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps (including credit default swaps) and other derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may also use such derivatives to manage equity, country, and regional exposure. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of derivatives including forward foreign currency contracts, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

The Fund may invest in asset-backed securities. The Fund may also invest in mortgage-backed and mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into “dollar-rolls,” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may also invest in inflation-linked securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS), as well as inflation-linked debt securities issued by other entities such as corporations, foreign governments and other foreign issuers. The Fund may also purchase when-issued securities and forward commitments, which are contracts to purchase securities at a fixed price for delivery at a future date.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements. To temporarily defend its assets during adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments. The Fund may invest in shares of exchange traded funds (ETFs) and affiliated

JPMORGAN INTERNATIONAL FUNDS

JPMorgan
    World Income Builder Fund

CONTINUED

investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investment Process

Drawing on the resources of multiple specialist teams within JPMIM, the portfolio managers establish the strategic and tactical allocation for the Fund and make the day-to-day decisions concerning strategies, sectors, and overall portfolio construction based on income generation, risk/return analyses, and relative value considerations. As attractive investments across asset classes and strategies arise, the portfolio managers attempt to capture these opportunities and have wide latitude to allocate the Fund’s assets among strategies and asset classes. The lead portfolio managers leverage the resources and insights of the research analysts and portfolio managers who serve on specialist asset class teams. Such specialist teams select individual securities within the portfolio construction mandates established by the portfolio managers.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund. The Fund is subject to management risk because it is an actively managed Fund. The Fund may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Interest Rate and Credit Risk.  The Fund invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements and other instruments held by the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund.

Foreign Securities and Emerging Market Risk.  The Fund may invest all of its assets in foreign securities including securities in emerging markets. Investments in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of foreign markets. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have

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relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Fund’s yield on those securities would be decreased.

Currency Risk.  The Fund may invest all of its assets in securities denominated in foreign currencies. The Fund may engage in various strategies to hedge against interest rate and currency risk. To the extent the Fund enters into such transactions in markets other than in the United States, the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to the Fund’s investments in foreign securities. In addition, the Fund may engage in such transactions as a substitute for securities in which the Fund invests, to increase exposure to a foreign currency, to shift exposure from one foreign currency to another, for risk management purposes or to increase income or gain to the Fund. While a Fund’s use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that the Fund’s hedging activities will be effective. Furthermore, the Fund may only engage in hedging activities from time to time and may not necessarily engage in hedging activities when movements in interest rates or currency exchange rates occur.

High Yield Securities Risk.  The Fund may invest 100% of its total assets in junk bonds. These securities are considered to be high-risk investments, are speculative with respect to the capacity to pay interest and repay principal and may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for the securities. You should not invest in the Fund unless you are willing to assume the greater risk associated with high yield securities.

Real Estate Securities Risk.  The value of real estate securities in general, and REITs in particular, are subject to many of the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. The value of real estate securities may decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of securities. Debt securities of REITs are subject to the risks of debt securities. For example, such securities are more sensitive to interest rates than equity securities of REITs.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes or to increase income or gain may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns and increase the Fund’s potential for loss.

Government Securities Risk.  Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

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Asset-Backed and Mortgage-Related Securities Risk. The Fund’s asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund’s mortgage-related securities to changes in interest rates, the performance and duration of the Fund may be more volatile than if it did not hold these securities. Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

Investment Company Risk. If the Fund invests in shares of another investment company, shareholders may bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price and movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Inflation-Linked Security Risk.  Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Non-diversified Fund Risk.  Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentra tion in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Temporary Defensive Position and Redemption Risk. If the Fund invests a substantial portion of its assets in money market instruments or repurchase agreements, including in situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund’s potential returns. The Fund may have to sell stocks or bonds at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other countries.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	Want to add an income investment to further diversify a portfolio
•	Want an investment that pays quarterly dividends

The Fund is not designed for investors who:
•	Have a short-term investment horizon
•	Are adverse to below investment grade securities
•	Require stability of principal
•	Are uncomfortable with the risks of international investing

The Fund’s Past Performance1

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investment in the Fund.

1	The Fund’s fiscal year end is 10/31.

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Estimated Expenses for Class A and Class C Shares

The estimated expenses of Class A and Class C Shares before and after reimbursement are shown below. Total Annual Operating Expenses are estimated for the fiscal year ending October 31, 2007. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (%)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

	CLASS A		CLASS C
Maximum Sales Charge (Load) When You Buy Shares, Shown as % of the Offering Price*	3.75		NONE
Maximum Deferred Sales Charge (Load) Shown as % of Lower of Original Purchase Price or Redemption Proceeds	NONE	**	1.00
Redemption Fees of shares held less than 60 days as a % of Amount Redeemed/Exchanged	2.00		2.00

*	The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See “How to Do Business with the Fund.”

**	Except for purchases of $1 million or more. Please see “Sales Charges — Class A Shares.”

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS A AND CLASS C ASSETS)

	CLASS A	CLASS C
Management Fees	0.45	0.45
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees	0.25	0.25
Other Expenses[1]	0.44	0.44
Total Annual Operating Expenses	1.39	1.89
Fee Waivers and Expense Reimbursements[2]	(0.44)	(0.44)
Net Expenses[2]	0.95	1.45

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Administrator and the Distributor agree that they will waive fees or reimburse the Fund to the extent that total annual operating expenses of the Class A and Class C Shares (excluding dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.95% and 1.45%, respectively, of their average daily net assets through 2/29/08. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

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Example

The example below is intended to help you compare the cost of investing in Class A and Class C Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through February 29, 2008, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:

	1 YEAR	3 YEARS
CLASS A* ($)	468	757
CLASS C** ($)	248	551

IF YOU DO NOT SELL YOUR SHARES YOUR COSTS WOULD BE:

	1 YEAR	3 YEARS
CLASS A* ($)	468	757
CLASS C ($)	148	551

*	Assumes sales charge is deducted when shares are purchased.

**	Assumes applicable deferred sales charge is deducted when shares are sold.

JPMORGAN INTERNATIONAL FUNDS

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I (Trust), a Delaware statutory trust. The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

The class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. The Fund pays the adviser a management fee of 0.45% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Managers

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below.

JPMorgan World Income Builder Fund.  The Fund is managed by JPMIM’s Global Multi-Asset Group (GMAG) which is led by Patrik Jakobson. Mr. Jakobson and Michael Schoenhaut, CFA and a member of GMAG, serve as portfolio managers for the Fund. In their capacity as portfolio managers, Mr. Jakobson, Mr. Schoenhaut and the team of portfolio managers and analysts are responsible for overall portfolio construction and manage the tactical and strategic allocations of the Fund. Mr. Jakobson, as portfolio manager and head of GMAG, is responsible for managing GMAG’s tactical allocation investment process and global portfolio strategy. An employee of JPMIM since 1987, Mr. Jakobson has served as portfolio manager for the firm’s global asset allocation and balanced portfolios since 1995 and has worked extensively with institutional clients on strategic asset allocation issues. Mr. Schoenhaut is head of quantitative portfolio management for GMAG. An employee since 1997, he is currently responsible for quantitative research for balanced strategies and for the implementation of strategy across balanced accounts. His areas of focus include tactical asset allocation, portfolio constructions, strategic asset allocation, and portfolio implementation.

The SAI provides additional information about the Portfolio Managers’ compensation and other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing

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these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class A and Class C Shares of the Fund. JPMDS may enter into services agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with JPMDS. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective that day at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. These risks are greater when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE because market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that

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the Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

•	The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

•	The JPMorgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly a practicable to account with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchase, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A and Class C Shares, all of which are available to the general public.

Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $100,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

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Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares.

Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution fees, which are lower for Class A Shares. These fees appear in the table called Annual Operating Expenses for each Fund.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any.

Each class of shares in the Fund has a different NAV. This is primarily because each class has different distribution expenses.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Fund has implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

How do I open an account?

Read the prospectus carefully and select the share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement. You are required to maintain a minimum account balance equal to the minimum initial investment. Subsequent investments must be at least $25.

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Minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Fund reserves the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

A lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — Can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund.

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If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-A)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-A)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I automatically invest on a systematic basis?

Yes. You may purchase additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100. To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Fund currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell shares of the Fund. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The following table shows the sales charge for each class of shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Fund’s Management and Administration.”

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To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Fund, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Fund is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the tables below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charges you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

If you buy Class A Shares of the JPMorgan World Income Builder Fund, the following table shows the amount of sales charge you pay and the commissions paid to Financial Intermediaries:

TOTAL SALES CHARGE FOR FUND

AMOUNT OF PURCHASE	SALES CHARGE AS A % OF OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT[1]	COMMISSION AS A % OF OFFERING PRICE
LESS THAN $100,000	3.75	3.90	3.25
$100,000–$249,999	3.25	3.36	2.75
$250,000–$499,999	2.25	2.30	2.00
$500,000–$999,999	1.75	1.78	1.50
$1,000,000 OR MORE*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $1,000,000 or more in the Fund.

**	If you purchase $1 million or more of Class A Shares of the JPMorgan World Income Builder Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase or 0.35% if you redeem any or all of the Class A Shares of the Fund between 12 and 24 months after purchase. The charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to the Fund from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charges

The Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the JPMorgan Funds in which you invest (as described below) even if such JPMorgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all JPMorgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the Fund that you would like to have one or more JPMorgan Funds linked together for purposes of reducing the initial sales charge.

Right of Accumulation:  You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares,

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you may aggregate your investment with the current market value of any Class A, Class B or Class C Shares of a JPMorgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the Fund if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the JPMorgan Funds may verify (1) the number of shares of the JPMorgan Funds held in your account(s) with the JPMorgan Funds, (2) the number of shares of the JPMorgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the JPMorgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

Letter of Intent:  You may qualify for a reduction in the initial sales charge applicable on a current purchase of Class A Shares by signing a Letter of Intent committing you to purchase a certain amount of shares over a defined period of time. Provided you satisfy the minimum initial investment requirement, you may purchase Class A Shares of one or more JPMorgan Funds (other than a money market fund) over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. At your request, purchases made during the previous 90 days may be included toward the amount covered by the Letter of Intent. If you elect to include purchases made during the past 90 days toward fulfillment of your Letter of Intent, the 13-month period will be deemed to begin as of the date of the earliest purchase being counted toward fulfillment of your Letter of Intent. You should inform your Financial Intermediary or the Fund that you have a Letter of Intent each time you make an investment. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the net amount invested.

Additional information regarding the reduction of Class A sales charges is available in the Fund’s Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Fund if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another JPMorgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors or trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and

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any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $2,500 minimum investment requirement, provided such accounts are opened directly from the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•	Financial Intermediaries or financial institutions who have entered into dealer agreements with the Fund or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a financial intermediary or financial institution with respect to sales of Fund shares).

•	Washington Management Corporation and its subsidiaries and affiliates.

5.	Bought by:

•	Affiliates of JPMorgan Chase and certain accounts (other than IRA Accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•	Certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•	Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•	A Financial Intermediary, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

•	A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a JPMorgan Fund or acquired in an exchange of Select Class Shares of a JPMorgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a JPMorgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a JPMorgan Fund (except Class A Shares of a money market fund), but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

9.	Bought when one Fund invests in another JPMorgan Fund.

10.	Bought in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset

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acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.	Purchased during a JPMorgan Fund’s special offering.

12.	Bought by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at NAV per share, without any upfront sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

YEARS SINCE PURCHASE	CDSC AS A % OF DOLLAR AMOUNT SUBJECT TO CHARGE
0–1	1.00
AFTER FIRST YEAR	NONE

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Fund.

How the Class C CDSC is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class C Shares purchased prior to February 19, 2005, the CDSC is based on the current market value or the original cost of the shares, whichever is less. You should retain any records necessary to substantiate historical costs because the Distributor, the Fund, the transfer agent and your Financial Intermediary may not maintain such information. For Class C Shares purchased on or after February 19, 2005, the CDSC is based on the original cost of the shares.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class C CDSC

No sales charge is imposed on redemptions of Class C Shares of the Fund:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of the Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Made within one year of a shareholder’s death or initial qualification for Social Security disability payments after the account is opened. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

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4.	That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70-1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the JPMorgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class C Shares of other JPMorgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Share redemptions of the Fund if the shares were bought with proceeds from the sale of Class C Shares of a JPMorgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

The Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of each Fund attributable to Class A Shares.

2.	Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of each Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an upfront sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its

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affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of the Fund may be exchanged for Class A Shares of another JPMorgan Fund or for another class of the same Fund. Class A Shares of the Fund may be exchanged for Morgan Shares of a JPMorgan money market fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, Short Term Municipal Bond Fund and Ultra Short Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another JPMorgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of any other JPMorgan Fund may be exchanged for Class C Shares of another JPMorgan Fund, other than for Class C Shares of the Short Term Bond Funds.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

You can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange.

If you exchange Class C Shares of the Fund for Class C Shares of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged, except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchanged.

2.	The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

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Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cutoff time for redemption orders.

A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If you own Class A or Class C Shares and the Fund or Financial Intermediary accepts your redemption request before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted, minus the amount of any applicable CDSC and/or redemption fee.

Do I pay a redemption fee?

If you sell or exchange your shares of the JPMorgan World Income Builder Fund within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold in addition to any applicable CDSC. The day after your purchase order is accepted (i.e., trade

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date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60-day holding period.

•	The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as the result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fee is paid to the JPMorgan World Income Builder Fund and is designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts which may include omnibus accounts or retirement plan accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While such Fund may request information concerning individual shareholders, the Fund generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fee to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fee.

JPMORGAN INTERNATIONAL FUNDS

How to Do Business with the Fund

CONTINUED

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I redeem on a systematic basis?

1.	Yes

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•	It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

3.	The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Fund’s Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class C CDSC. Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it

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computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC or a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC or a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

JPMORGAN INTERNATIONAL FUNDS

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund generally declares dividends on the last business day of each quarter and pays such dividends on the first business day of the following quarter. The Fund makes net capital gains distributions, if any, at least annually. The Fund may declare an additional ordinary income dividend in a given year, depending on its tax situation. Dividends and distributions consist of substantially all of the Fund’s net investment income and net capital gain.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income.

Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. However, the amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund shares.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Capital gain or dividends of a non-corporate U.S. shareholder, recognized during a year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of fixed income securities in foreign countries, the Fund may elect to “pass through” to its shareholders that foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investment in REIT securities may require the Fund to accrue and distribute income not yet received. In order to regenerate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). The Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

Certain of the Fund’s investments in securities of non-U.S. entities may be treated as “passive foreign investment companies” (“PFICs”), which are subject to special rules for U.S. tax purposes. Please see the Statement of Addition Information for additional information regarding the Fund’s investment in PFICs.

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The Fund’s investments in certain debt obligations, mortgage-backed securities, and asset-backed securities may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distributions requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, affiliated money market funds, other investment companies and derivatives could affect the amount, timing, and character of distributions from the Fund, and, therefore, may increase the amount of taxes payable by shareholders.

A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, a Fund’s investments in certain foreign securities may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

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Shareholder Information

CONTINUED

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose the Fund’s 10 largest portfolio holdings and the percentages that each of these 10 largest portfolio holdings represents of the Fund’s total assets as of the most recent month end online at www.jpmorganfund.com, no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

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JPMorgan
International Funds

INVESTMENTS

This table discusses the types of investments which can be held by the Fund. In each case the related types of risk are also listed.

Instrument	Risks
Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.
prepayment, market, credit, interest rate
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.
prepayment, market, credit, interest rate
Auction Rate Securities: Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	market, credit, political, tax, interest rate
Bank Obligations: Bank obligations consist of bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.
credit, currency, liquidity, political
Brady Bonds: Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.
credit, interest rate, liquidity, market, natural event, prepayment, valuation
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. The Fund will sell only covered call and secured put options.
management, liquidity, credit, market, leverage
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	credit, currency, interest rate, liquidity, market, political
Common Stock: Shares of ownership of a company.	market
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	market, credit
Convertible Securities: Bonds or preferred stock that can convert to common stock.	credit, currency, interest rate, liquidity, market, political, valuation

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International Funds

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Instrument	Risks
Corporate Debt Securities: Corporate debt securities may include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.
market, credit
Credit Default Swaps: A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.
management, credit, liquidity, market
Custodial Receipts: The Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.
credit, interest rate, market
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.
management, market, leverage, credit
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries.
foreign investment
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depository receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ 100’s.
foreign investment, market, political, liquidity
Foreign Currency Transactions: Strategies used to hedge against interest rate currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, financial and currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and currency swaps, caps and floors. The Fund may engage in such transactions in both U.S. and non-U.S. markets.
management, liquidity, political, credit, leverage, foreign investment, market
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts and American Depositary Securities.
foreign investment, market, political, liquidity
High Yield/High Risk Securities/Junk Bonds: High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies or unrated securities of comparable quality.
credit, currency, interest rate, liquidity, market, political, portfolio quality, valuation
Inflation-Linked Debt Securities: Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.
credit, currency, interest rate
Initial Public Offerings (IPOs): A transaction in which a previously private company makes its first sale of stock to the public.	market

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Instrument	Risks
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.
market, leverage, credit
Investment Company Securities: Shares of investment companies, including funds for which the Adviser and its affiliates serve as investment adviser or administrator. The Adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.
market
Loan Participations and Assignments: Participations in, or assignments of all or a portion of loans to corporations or to governments of less developed countries (“LDCs”).	credit, currency, extension, interest rate, liquidity, political
Mortgages (Directly Held): Mortgages are debt instruments secured by real property.	credit, environmental, extension, interest rate, liquidity, market, natural event, political, prepayment, valuation
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans.	credit, currency, extension, interest rate, leverage, market, political, prepayment
Mortgage Dollar Rolls[1]: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.
currency, extension, interest rate, leverage, liquidity, market, political, prepayment
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.
market, credit, political, tax, interest rate
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Funds may investment in such options, contracts and products.	management, credit, market, liquidity
Obligations of Supranational Agencies: Obligations of supranational agencies which are chartered to promote economic development and are supported by various governments and governmental agencies.	credit, foreign investment

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Instrument	Risks
Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over the counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.
management, market, credit, liquidity, leverage
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	market
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.
credit, interest rate, liquidity, market, valuation
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which investment primarily in income producing real estate or real estate related loans or interest.	credit, interest rate, liquidity, market, natural event
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	credit, interest rate, liquidity, market, natural event, prepayment, valuation
Reverse Repurchase Agreements[1]: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.
credit
Securities Lending: The lending of up to 33-1/3% of a Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	credit, market, leverage
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	credit, liquidity, market
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	credit, leverage
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest Only (IOs) and Principal Only (POs) securities issued outside a REMIC or CMO structure.
prepayment, market, credit, interest rate
Structured Investments: A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.
market, liquidity, management, credit, foreign investment

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Instrument	Risks
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.
credit, currency, interest rate, leverage, market, political, valuation
Synthetic Variable Rate Instruments: Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.
credit, liquidity, market
Treasury Receipts: A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).
market
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes, subordinated benchmark notes, collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”).
market, credit, government securities
U.S. Government Obligations: U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book Entry Safekeeping (“CUBES”).
interest rate
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand or at the expiration of a specified term.
credit, liquidity, market
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	market, leverage, liquidity, credit
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero coupon debt securities which convert on a specified date to interest bearing debt securities.
credit, currency, interest rate, liquidity, market, political, valuation

Risk related to certain investments held by the Fund:

Credit risk  The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

Currency risk  The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

Environmental risk  The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

Extension risk  The risk a rise in interest rates will extend the life of a security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

Foreign investment risk  The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

Government securities risk  The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae, Ginnie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S.

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Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Interest rate risk  The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

Leverage risk  The risk of gains or losses disproportionately higher than the amount invested.

Liquidity risk The risk the holder may not be able to sell the security at the time or price it desires.

Management risk The risk that a strategy used by a fund’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market risk The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

Natural event risk The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

Political risk The risk governmental policies or other political actions will negatively impact the value of the investment.

Portfolio quality risk The risks associated with below investment grade securities including greater risk of default, greater sensitivity to interest rate and economic changes, potential valuation difficulties, and sudden and unexpected changes in credit quality.

Prepayment risk The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

Tax risk The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

Valuation risk The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

1	All forms of borrowing (including mortgage dollar-rolls and reverse repurchase agreements) are limited in the aggregate and may not exceed 33-1/3% of the Fund’s total assets.

JPMORGAN INTERNATIONAL FUNDS

Risk and Reward Elements
for the Fund

This table discusses the main elements that make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions

• The Fund’s share price and performance will fluctuate in response to stock and bond market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and my hinder the Fund from achieving its investment objective
• Mortgage-backed and asset-backed securities (securities representing an interest in, or secured by, a pool of mortgages or other assets such as receivables) and direct mortgages could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated
• The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns
• Mortgage-backed and asset-backed securities and direct mortgages can offer attractive returns

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds; equity investments may include common stocks, convertible securities, preferred stocks, depositary receipts (such as ADRs and EDRs), trust or partnership interests, warrants, rights, and investment company securities
• During severe market downturns, the Fund has the option of investing up to 100% of its assets in high quality short-term instruments
• To the extent that the Fund invests in foreign securities, it may manage the currency exposure of its foreign investments relative to its benchmark, and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time; these currency management techniques may not be available for certain emerging markets investments; the Fund may also use forward foreign currency contracts for risk management purposes and/or to increase income and gain by establishing or adjusting exposure to particular foreign securities, markets or currencies (see also “Derivatives”)
• The Adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities and mortgage prepayments

Foreign currencies

• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses
• The Fund may manage the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time but may not always do so (see also “Derivatives”)

JPMORGAN INTERNATIONAL FUNDS

Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Credit quality

• The default of an issuer would leave the Fund with unpaid interest or principal
• Junk Bonds (those rated BB, Ba or lower) have a higher risk of default, tend to be less liquid, and may be more difficult to value
• Investment-grade bonds have a lower risk of default • Junk bonds offer higher yields and higher potential gains
• The Fund maintains its own policies for balancing credit quality against potential yields and gains in light of its investment goals
• The Adviser develops its own ratings of unrated securities and makes a credit quality determination for unrated securities

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates liquid assets to offset leverage risks

Management choices
• The Fund could underperform its benchmark due to its sector, securities or duration choices	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on those areas where it believes its commitment to research can most enhance income and manage risks in a consistent way

JPMORGAN INTERNATIONAL FUNDS

P R O S P E C T U S    JANUARY __

2007

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

ETFs and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits,[1] subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
• A SEC exemptive order permits the Fund to invest its uninvested cash, up to 25% of its assets, in one or more affiliated money market funds if the adviser waives and/or reimburses its advisory fee from the Fund in an amount sufficient to offset any doubling up of investment advisory, shareholder servicing and administrative fees
• In addition to the investments outlined above, the Fund may invest in affiliated non-money market funds in reliance on Rule 12d1-2. If the Fund relies on Rule 12d1-2, the Adviser and/or Shareholder Servicing Agent will waive and/or reimburse a portion of their fees to avoid certain duplicative fees

1	Under the 1940 Act, the Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, the Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

JPMORGAN INTERNATIONAL FUNDS

Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*
• Derivatives such as futures, options, swaps and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Certain types of derivatives involve costs to the Fund which can reduce returns
• Derivatives that involve leverage could magnify losses
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to a Fund, affect the holding period of the Fund’s assets and defer recognition of certain of a Fund’s losses

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Fund could make money and protect against losses if management’s analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Fund uses derivatives, such as futures, options, swaps and forward foreign currency contracts for hedging and for risk management and to increase income or gains (i.e., to adjust duration or yield curve exposure or to establish or adjust exposure to particular securities, markets or currencies); Risk management may include management of the Fund’s exposure relative to its benchmark
• When the Fund uses derivatives for hedging purposes, the Fund only establishes hedges that it expects will be highly correlated with underlying positions
• While the Fund may use derivatives that incidentally involve leverage, it does not use them for the specific purpose of leveraging its portfolio

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

JPMORGAN INTERNATIONAL FUNDS

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2007

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Securities lending
• When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Fund may enhance income through the investment of the collateral received from the borrower
• The Adviser maintains a list of approved borrowers
• The Fund receives collateral equal to at least 100% of the current value of securities loaned plus accrued interest
• The lending agents indemnify the Fund against borrower default
• The Adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• The Fund may invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high quality short-term instruments (including repurchase agreements) and, for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets or draw on a line of credit

Short-term trading
• Increased trading would raise a Fund’s transaction costs • Increased short-term capital gains distributions would raise shareholders’ income tax liability	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a stock or bond is overvalued and its value later falls	• The Fund may use short-term trading to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

JPMORGAN INTERNATIONAL FUNDS

Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to any Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank, N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (One Group Mutual Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of Trust II and BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

BOIA is now known as JPMorgan Investment Advisors Inc.

JPMORGAN INTERNATIONAL FUNDS

Financial Highlights

This section would ordinarily include Financial Highlights. The Financial Highlights are intended to help you understand the Fund’s performance for a Fund’s period of operations. Because the JPMorgan World Income Builder Fund has not yet commenced operations as of the date of this prospectus, no financial highlights are shown.

JPMORGAN INTERNATIONAL FUNDS

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy shares through a Financial Intermediary, please contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Fund is 811-21295.

©JPMorgan Chase & Co. All Rights Reserved. January 2007

PR-      -107

PROSPECTUS JANUARY     , 2007

JPMorgan

International

Funds

Select Class Shares

JPMorgan World Income Builder Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan World Income Builder Fund	1
The Fund’s Management and Administration	6
How to Do Business with the Fund	8
Purchasing Fund Shares	8
Networking and Sub-Transfer Agency Fees	12
Exchanging Fund Shares	12
Redeeming Fund Shares	13
Shareholder Information	16
Distributions and Taxes	16
Shareholder Statements and Reports	17
Availability of Proxy Voting Record	17
Portfolio Holdings Disclosure	18
Investments	19
Risk and Reward Elements for the Fund	25
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	29
Financial Highlights	30
How To Reach Us	Back cover

JPMorgan
    World Income Builder Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s investments and main risks, as well as Fund strategies, please see pages 19–28.

The Fund’s Objective

The Fund seeks to maximize income while maintaining prospects for capital appreciation.

The Fund’s Main Investment Strategy

The Fund primarily invests in a broad range of income-producing securities, including debt and equity securities in the U.S. as well as other markets, both developed and emerging. The Fund may invest in a wide variety of asset classes from issuers throughout the world (including emerging market countries) to achieve its core objective of income while also providing an opportunity for capital appreciation. There is no limit on the number of countries in which the Fund may invest and the Fund may concentrate its investments in a single country or small group of countries.

The Fund may invest up to 100% of its total assets in debt and equity securities that are rated below investment grade by a national rating organization or unrated securities of comparable quality (also known as junk bonds or high yield securities). With respect to below investment grade debt securities, the Fund currently expects to invest no more than 70% of its total assets in such securities.

The Fund attempts to maximize its dividend yield by investing in common stock of corporations that regularly pay dividends, as well as stocks with favorable long-term fundamental characteristics. The Fund is currently expected to invest no more than 60% in equity securities. Because yield is the main consideration in selecting securities, the Fund may purchase stocks of companies that are out of favor in the financial community and therefore, are selling below what the adviser, J.P. Morgan Investment Management Inc. (JPMIM or the Adviser), believes to be their long-term investment value. The Fund may also invest in convertible bonds, warrants, preferred stocks and rights.

The Fund may invest in common stocks and, to a lesser extent, debt securities of real estate investment trusts (REITs) and other real estate companies in both developed and emerging markets. The Fund may also invest in other types of equity securities of real estate companies including rights, warrants, convertible securities and preferred stocks.

In addition to direct investments in securities, derivatives, which are investments that have a value based on another investment, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps (including credit default swaps) and other derivatives to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may also use such derivatives to manage equity, country, and regional exposure. The Fund may hedge its non-dollar investments back to the U.S. dollar through the use of derivatives including forward foreign currency contracts, but may not always do so. In addition to hedging non-dollar investments, the Fund may use such derivatives to increase income and gain to the Fund and/or as part of its risk management process by establishing or adjusting exposure to particular foreign securities, markets or currencies.

The Fund may invest in asset-backed securities. The Fund may also invest in mortgage-backed and mortgage-related securities issued by governmental entities, certain issuers identified with the U.S. government and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into “dollar-rolls,” in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may also invest in inflation-linked securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS), as well as inflation-linked debt securities issued by other entities such as corporations, foreign governments and other foreign issuers. The Fund may also purchase when issued-securities and forward commitments, which are contracts to purchase securities at a fixed price for delivery at a future date.

The Fund may also invest in high-quality, short-term money market instruments and repurchase agreements. To temporarily defend its assets during

JPMORGAN INTERNATIONAL FUNDS

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    World Income Builder Fund

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adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments. The Fund may invest in shares of exchange traded funds (ETFs) and affiliated investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investment Process

Drawing on the resources of multiple specialist teams within JPMIM, the portfolio managers establish the strategic and tactical allocation for the Fund and make the day-to-day decisions concerning strategies, sectors, and overall portfolio construction based on income generation, risk/return analyses, and relative value considerations. As attractive investments across asset classes and strategies arise, the portfolio managers attempt to capture these opportunities and have wide latitude to allocate the Fund’s assets among strategies and asset classes. The lead portfolio managers leverage the resources and insights of the research analysts and portfolio managers who serve on specialist asset class teams. Such specialist teams select individual securities within the portfolio construction mandates established by the portfolio managers.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund. The Fund is subject to management risk because it is an actively managed Fund. The Fund may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Interest Rate and Credit Risk.  The Fund invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund.

Foreign Securities and Emerging Market Risk.  The Fund may invest all of its assets in foreign securities

JPMORGAN INTERNATIONAL FUNDS

2

P R O S P E C T U S    JANUARY XX

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including securities in emerging markets. Investments in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of foreign markets. The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding taxes. As a result, the Fund’s yield on those securities would be decreased.

Currency Risk.  The Fund may engage in various strategies to hedge against interest rate and currency risk. To the extent the Fund enters into such transactions in markets other than in the United States, the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to the Fund’s investments in foreign securities. In addition, the Fund may engage in such transactions as a substitute for securities in which the Fund invests, to increase exposure to a foreign currency, to shift exposure from one foreign currency to another, for risk management purposes or to increase income or gain to the Fund. While a Fund’s use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that the Fund’s hedging activities will be effective. Furthermore, the Fund may only engage in hedging activities from time to time and may not necessarily engage in hedging activities when movements in interest rates or currency exchange rates occur.

High Yield Securities Risk.  The Fund may invest substantially all of its assets in junk bonds. These securities are considered to be high-risk investments, are speculative with respect to the capacity to pay interest and repay principal and may be issued by companies that are highly leveraged, less creditworthy or financially distressed. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for the securities. You should not invest in the Fund unless you are willing to assume the greater risk associated with high yield securities.

Real Estate Securities Risk.  The value of real estate securities in general, and REITs in particular, are subject to many of the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. The value of real estate securities may decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of securities. Debt securities of REITs are subject to the risks of debt securities. For example, such securities are more sensitive to interest rates than equity securities of REITs.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives are also subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. In addition, the Fund may use derivatives for non-hedging purposes which increases the Fund’s potential for loss.

Government Securities Risk.  Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well known Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), is not entitled to the full faith and

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    World Income Builder Fund

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credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers.

Asset-Backed and Mortgage-Related Securities Risk. The Fund’s asset-backed and mortgage-backed investments involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets. Because of the sensitivity of the Fund’s mortgage-related securities to changes in interest rates, the performance and duration of the Fund may be more volatile than if it did not hold these securities. Collateralized mortgage obligations are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

Investment Company Risk.  If the Fund invests in shares of another investment company, shareholders may bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price and movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Inflation-Linked Security Risk.  Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Non-diversified Fund Risk.  Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Temporary Defensive Position and Redemption Risk. If the Fund invests a substantial portion of its assets in money market instruments or repurchase agreements, including in situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund’s potential returns. The Fund may have to sell stocks or bonds at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other countries.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	Want to add an income investment to further diversify a portfolio
•	Want an investment that pays quarterly dividends

The Fund is not designed for investors who:
•	Have a short-term investment horizon
•	Are adverse to below investment grade securities
•	Require stability of principal
•	Are uncomfortable with the risks of international investing

The Fund’s Past Performance1

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investment in the Fund.

1	The Fund’s fiscal year end is 10/31.

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Estimated Expenses for Select Class Shares

The estimated expenses of Select Class Shares before and after reimbursement are shown below. Total Annual Operating Expenses are estimated for the fiscal year ending October 31, 2007. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (%)
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

SELECT CLASS
Redemption Fees of shares held less than 60 days as a % of Amount Redeemed/Exchanged	2.00

ANNUAL FUND OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

SELECT CLASS
Management Fees	0.45
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.25
Other Expenses[1]	0.44
Total Annual Operating Expenses	1.14
Fee Waivers and Expense Reimbursements[2]	(0.44)
Net Expenses[2]	0.70

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Administrator and the Distributor agree that they will waive fees or reimburse the Fund to the extent that total annual operating expenses of the Select Class Shares (excluding dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.70% of their average daily net assets through 2/29/08. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in Select Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through February 29, 2008, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Select Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS
YOUR COSTS ($) (with or without redemption)	72	319

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The Fund’s Management
and Administration

The Fund is a series of JPMorgan Trust I (Trust), a Delaware statutory trust. The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

The class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. The Fund pays the adviser a management fee of 0.45% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Managers

The lead portfolio managers who are primarily responsible for the day-to-day management of the Fund are listed below. As part of that responsibility, the portfolio managers establish and monitor the strategy and tactical allocations for the Fund. The portfolio managers are assisted by multiple specialist teams who support the strategies of the Fund within the parameters established by the lead portfolio managers.

JPMorgan World Income Builder Fund.  The Fund is managed by JPMIM’s Global Multi-Asset Group (GMAG) which is led by Patrik Jakobson. Mr. Jakobson and Michael Schoenhaut, CFA and a member of GMAG, serve as the portfolio managers for the Fund. In their capacity as portfolio managers, Mr. Jakobson and Mr. Schoenhaut and the team of portfolio managers and analysts are responsible for overall portfolio construction and manage the tactical and strategic allocations of the Fund. Mr. Jakobson, as portfolio manager and head of GMAG, is responsible managing GMAG’s tactical allocation investment process and global portfolio strategy. An employee of JPMIM since 1987, Mr. Jakobson has served as portfolio manager for the firm’s global asset allocation and balanced portfolios since 1995 and has worked extensively with institutional clients on strategic asset allocation issues. Mr. Schoenhaut is head of quantitative portfolio manager for GMAG. An employee since 1997, he is currently responsible for quantitative research for balanced strategies and for the implementation of strategy across balanced accounts. His areas of focus include tactical asset allocation, portfolio constructions, strategic asset allocation, and portfolio implementation.

The SAI provides additional information about the Portfolio Managers’ compensation and other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

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The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Select Class Shares of the Fund. JPMDS may enter into services agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with JPMDS. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

•	Select Class Shares may be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

•	Select Class Shares may also be purchased directly from the Fund by officers, directors or trustees, retirees and employees and their immediate families (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

See “How do I open an account?”

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect the Fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market

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funds or small cap funds. For example, when the Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The Fund’s Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Fund’s own operational systems or procedures will identify and eliminate all market-timing activities. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in omnibus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. As a result, the Fund is often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Fund.

•	The Fund has attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Fund will be able to effectively identify and eliminate market timing and abusive trading in the Fund particularly with respect to omnibus accounts.

•	The JPMorgan Funds will seek to apply the Fund’s market timing policies and restrictions as uniformly as practicable to accounts with the Fund, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchase, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these funds are managed in a manner that is consistent with their investment objectives,

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frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. Shareholders who purchase or redeem shares when NAV has been determined using fair valuation procedures may receive more or less shares or redemption proceeds than they otherwise would have received if securities were not valued using the Trust’s fair valuation procedures. In addition, the Fund has implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that the use of another fair valuation methodology is appropriate. Because of the use of fair value pricing on a daily basis for equity securities, except for North American, Central American, South American and Caribbean equity securities, the NAV of funds that invest significantly in such securities would be expected to be most affected by fair valuation although the NAV of other funds may also be affected from time to time. The Board of Trustees receives regular reporting concerning the operation of the fair valuation procedures.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

How do I open an account?

Select Class Shares are subject to a $1,000,000 minimum investment requirement. There are no minimum levels for subsequent purchases.

Select Class shareholders who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum.

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005. Officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $2,500 minimum investment requirement provided such accounts are opened directly from the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

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Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Fund reserves the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

If you are purchasing shares directly from the Fund, complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any redemption fee.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-SELECT)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

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Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary or, if applicable, call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-SELECT)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Select Class Shares of the Fund may be exchanged for Select Class Shares of another JPMorgan Fund or for any other class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus of any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

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Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted, minus the amount of any applicable redemption fee.

Do I pay a redemption fee?

If you sell or exchange your shares of the JPMorgan World Income Builder Fund within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period.

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Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60-day holding period.

The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as the result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fees are paid to the JPMorgan World Income Builder Fund and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts which may include omnibus accounts or retirement plan accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While such Fund may request information concerning individual shareholders, the Fund that assesses redemption fees generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

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Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:
JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund generally declares dividends on the last business day of each quarter and pays such dividends on the first business day of the following quarter. The Fund makes net capital gains distributions, if any, at least annually. The Fund may declare an additional ordinary income dividend in a given year, depending on its tax situation. However, the Fund may also make fewer net capital gain payments in a given year, depending on its investment results. Dividends and distributions consist of substantially all of the Fund’s net investment income and net capital gain.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income.

Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. However, the amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund shares.

If you receive distributions of net capital gain, the tax rate will be based on how long a Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Capital gain or dividends of a non-corporate U.S. shareholder that is recognized during a year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15% where the property is held by the Fund for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of fixed income securities in foreign countries, the Fund may elect to “pass through” to its shareholders that foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investment in REIT securities may require the Fund to accrue and distribute income not yet received. In order to regenerate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). The Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

Certain of the Fund’s investments in securities of non-U.S. entities may be treated as “passive foreign investment companies” (“PFICs”), which are subject

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to special rules for U.S. tax purposes. Please see the Statement of Addition Information for additional information regarding the Fund’s investment in PFICs.

The Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distributions requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from the Fund, and, therefore, may increase the amount of taxes payable by shareholders.

A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, a Fund’s investments in certain foreign securities may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

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Shareholder Information

CONTINUED

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose the Fund’s 10 largest portfolio holdings and the percentages that each of these 10 largest portfolio holdings represents of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

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JPMorgan
International Funds

INVESTMENTS

This table discusses the types of investments which can be held by the Fund. In each case the related types of risk are also listed.

Instrument	Risks
Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.
prepayment, market, credit, interest rate
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.
prepayment, market, credit, interest rate
Auction Rate Securities: Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	market, credit, political, tax, interest rate
Bank Obligations: Bank obligations consist of bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.
credit, currency, liquidity, political
Brady Bonds: Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.
credit, interest rate, liquidity, market, natural event, prepayment, valuation
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. The Fund will sell only covered call and secured put options.
management, liquidity, credit, market, leverage
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	credit, currency, interest rate, liquidity, market, political
Common Stock: Shares of ownership of a company.	market
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	market, credit

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International Funds

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Instrument	Risks
Convertible Securities: Bonds or preferred stock that can convert to common stock.	credit, currency, interest rate, liquidity, market, political, valuation
Corporate Debt Securities: Corporate debt securities may include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.
market, credit
Credit Default Swaps: A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.
management, credit, liquidity, market
Custodial Receipts: The Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.
credit, interest rate market
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.
management, market, leverage, credit
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
foreign investment
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depository receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ 100’s.
foreign investment, market, political, liquidity
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, financial and currency futures, options on such futures, forward foreign currency transactions, forward rate agreements, and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.
management, liquidity, political, credit, leverage, foreign investment, market
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts and American Depositary Securities.
foreign investment, market, political, liquidity

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Instrument	Risks
High Yield/High Risk Securities/Junk Bonds: High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies.	credit, currency, interest rate, liquidity, market, political, portfolio quality, valuation
Inflation-Linked Debt Securities: Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.
credit, currency, interest rate
Initial Public Offerings (IPOs): A transaction in which a previously private company makes its first sale of stock to the public.	market
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.
market, leverage, credit
Investment Company Securities: Shares of other investment companies, including money market funds for which the Adviser and/or an affiliate serve as investment adviser or administrator. The Adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.
market
Loan Participations and Assignments: Participations in, or assignments of all or a portion of loans to corporations or to governments of less developed countries (“LDCs”).	credit, currency, extension, interest rate, liquidity, political
Mortgages (Directly Held): Mortgages are debt instruments secured by real property.	credit, environmental, extension, interest rate, liquidity, market, natural event, political, prepayment, valuation
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans.	credit, currency, extension, interest rate, leverage, market, political, prepayment

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International Funds

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Instrument	Risks
Mortgage Dollar Rolls[1]: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.
currency, extension, interest rate, leverage, liquidity, market, political, prepayment
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.
market, credit, political, tax, interest rate
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Funds may investment in such options, contracts and products.	management, credit, market, liquidity
Obligations of Supranational Agencies: Obligations of supranational agencies which are chartered to promote economic development and are supported by various governments and governmental agencies.	credit, foreign investment
Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over the counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.
management, market, credit, liquidity, leverage
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	market
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.
credit, interest rate, liquidity, market, valuation
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which investment primarily in income producing real estate or real estate related loans or interest.	credit, interest rate, liquidity, market, natural event
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	credit, interest rate, liquidity, market, natural event, prepayment, valuation
Reverse Repurchase Agreements[1]: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.
credit

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Instrument	Risks
Securities Lending: The lending of up to 33-1/3% of a Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	credit, market, leverage
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	credit, liquidity, market
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	credit, leverage
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest Only (“IOs”) and Principal Only (“POs”) issued outside a REMIC or CMO structure.
prepayment, market, credit, interest rate
Structured Investments: A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.
market, liquidity, management, credit, foreign investment
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.
credit, currency, interest rate, leverage, market, political, valuation
Synthetic Variable Rate Instruments: Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.
credit, liquidity, market
Treasury Receipts: A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).
market
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes, subordinated benchmark notes, collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”).
market, credit, government securities
U.S. Government Obligations: U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book Entry Safekeeping (“CUBES”).
interest rate
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand or at the expiration of a specified term.
credit, liquidity, market

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International Funds

CONTINUED

Instrument	Risks
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	market, leverage, liquidity, credit
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero coupon debt securities which convert on a specified date to interest bearing debt securities.
credit, currency, interest rate, liquidity, market, political, valuation

Risk related to certain investments held by the Fund:

Credit risk  The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

Currency risk  The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

Environmental risk  The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

Extension risk  The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

Foreign investment risk  The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

Government securities risk.  The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae, Ginnie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Interest rate risk  The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

Leverage risk  The risk of gains or losses disproportionately higher than the amount invested.

Liquidity risk The risk the holder may not be able to sell the security at the time or price it desires.

Management risk The risk that a strategy used by a fund’s management may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

Market risk The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

Natural event risk The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

Political risk The risk governmental policies or other political actions will negatively impact the value of the investment.

Portfolio quality risk The risks associated with below investment grade securities including greater risk of default, greater sensitivity to interest rate and economic changes, potential valuation difficulties, and sudden and unexpected changes in credit quality.

Prepayment risk The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

Tax risk The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

Valuation risk The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

1	All forms of borrowing (including mortgage dollar-rolls and reverse repurchase agreements) are limited in the aggregate and may not exceed 33-1/3% of the Fund’s total assets.

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24

Risk and Reward Elements
for the Fund

This table discusses the main elements that make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions

• The Fund’s share price and performance will fluctuate in response to stock market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and my hinder the Fund from achieving its investment objective
• Mortgage-backed and asset-backed securities (securities representing an interest in, or secured by, a pool of mortgages or other assets such as receivables) and direct mortgages could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated
• The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns
• Mortgage-backed and asset-backed securities and direct mortgages can offer attractive returns

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds; equity investments may include common stocks, convertible securities, preferred stocks, depositary receipts (such as ADRs and EDRs), trust or partnership interests, warrants, rights, and investment companies securities
• During severe market downturns, the Fund has the option of investing up to 100% of its assets in high quality short-term instruments
• To the extent that the Fund invests in foreign bonds, it may manage the currency exposure of its foreign investments relative to its benchmark, and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time; these currency management techniques may not be available for certain emerging markets investments; the Fund may also use forward foreign currency contracts for risk management purposes and/or to increase income and gain by establishing or adjusting exposure to particular foreign securities, markets or currencies. (see also “Derivatives”)
• The Adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities and mortgage prepayments

Foreign currencies

• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses
• The Fund may manage the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time but may not always do so (see also “Derivatives”)

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25

Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Credit quality

• The default of an issuer would leave the Fund with unpaid interest or principal
• Junk Bonds (those rated BB, Ba or lower) have a higher risk of default, tend to be less liquid, and may be more difficult to value
• Investment-grade bonds have a lower risk of default • Junk bonds offer higher yields and higher potential gains
• The Fund maintains its own policies for balancing credit quality against potential yields and gains in light of its investment goals
• The adviser develops its own ratings of unrated securities and makes a credit quality determination for unrated securities

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates liquid assets to offset leverage risks

Management choices
• The Fund could underperform its benchmark due to its sector, securities or duration choices	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on those areas where it believes its commitment to research can most enhance income and manage risks in a consistent way
ETFs and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits[1], subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
• A SEC exemptive order permits the Fund to invest its uninvested cash, up to 25% of its assets, in one or more affiliated money market funds if the adviser waives and/or reimburses its advisory fee from the Fund in an amount sufficient to offset any doubling up of investment advisory, shareholder servicing and administrative fees
• In addition to the investments outlined above, the Fund may invest in affiliated non-money market funds in reliance on Rule 12d1-2. If the Fund relies on Rule 12d1-2, the Adviser or Shareholder Servicing Agent will waive and/or reimburse a portion of their advisory fees to avoid certain duplicative fees

1	Under the 1940 Act, the Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, the Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

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P R O S P E C T U S    JANUARY XX

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*
• Derivatives such as futures, options, swaps and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Certain types of derivatives involve costs to the Fund which can reduce returns
• Derivatives that involve leverage could magnify losses
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to a Fund, affect the holding period of the Fund’s assets and defer recognition of certain of a Fund’s losses

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Fund could make money and protect against losses if management’s analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Fund uses derivatives, such as futures, options, swaps and forward foreign currency contracts for hedging and for risk management and to increase income or gains (i.e., to adjust duration or yield curve exposure or to establish or adjust exposure to particular securities, markets or currencies); Risk management may include management of the Fund’s exposure relative to its benchmark
• The Fund only establishes hedges that they expect will be highly correlated with underlying positions
• While the Fund may use derivatives that incidentally involve leverage, it does not use them for the specific purpose of leveraging their portfolios

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

JPMORGAN INTERNATIONAL FUNDS

27

Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Securities lending
• When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Fund may enhance income through the investment of the collateral received from the borrower
• The Adviser maintains a list of approved borrowers
• The Fund receives collateral equal to at least 100% of the current value of securities loaned plus accrued interest
• The lending agents indemnify the Fund against borrower default
• The Adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• The Fund may invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high quality short-term instruments (including repurchase agreements for the Fund) and, for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets or draw on a line of credit

Short-term trading
• Increased trading would raise a Fund’s transaction costs • Increased short-term capital gains distributions would raise shareholders’ income tax liability	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a bond is overvalued and its value later falls	• The Funds may use short-term trading to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

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28

Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to any Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank, N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (One Group Mutual Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of Trust II and BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right of Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

BOIA is now known as JPMorgan Investment Advisors Inc.

JPMORGAN INTERNATIONAL FUNDS

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Financial Highlights

This section would ordinarily include Financial Highlights. The Financial Highlights are intended to help you understand the Fund’s performance for a Fund’s period of operations. Because the JPMorgan World Income Builder Fund has not yet commenced operations as of the date of this prospectus, no financial highlights are shown.

JPMORGAN INTERNATIONAL FUNDS

30

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy shares through a Financial Intermediary, please contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Fund is 811-21295.

©JPMorgan Chase & Co. All Rights Reserved. January 2007

PR-      -107

PROSPECTUS FEBRUARY , 2007

JPMorgan

International

Equity

Funds

Class A & Class C Shares

JPMorgan Global Focus Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Global Focus Fund	1
The Fund’s Management and Administration	8
Additional Compensation to Financial Intermediaries	9
How to Do Business with the Fund	10
Purchasing Fund Shares	10
Sales Charges	14
Rule 12b-1 Fees	19
Networking and Sub-Transfer Agency Fees	19
Exchanging Fund Shares	19
Redeeming Fund Shares	21
Shareholder Information	25
Distributions and Taxes	25
Shareholder Statements and Reports	26
Availability of Proxy Voting Record	26
Portfolio Holdings Disclosure	26
Risk and Reward Elements for the Funds	27
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	31
How To Reach Us	Back cover

JPMorgan
    Global Focus Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks and strategies, please see pages 27–30.

The Fund’s Objective

The Fund seeks to provide long-term capital growth by investing in a portfolio of equity securities of companies in developed and emerging markets.

The Fund’s Main Investment Strategy

The Fund’s assets are invested primarily in equity and equity linked securities, or instruments that have similar economic characteristics, whose prices are low in relation to what the adviser, J.P. Morgan Investment Management, Inc. (JPMIM), believes is the intrinsic or fair value of the securities. The Fund focuses on individual equity selection, emphasizing those equity securities that are ranked as undervalued according to the proprietary research of the adviser, and which the adviser believes catalyst exist that will increase valuation in the near term. The Fund may invest in securities of companies or institutions the valuation of whose securities have been negatively impacted by business, market or other operating issues and which are expected to appreciate due to the positive impact of a catalyst such as a restructuring, management change, cost cutting or a new product launch.

The Fund focuses on undervalued equity securities of:

•	out-of favor cyclical companies

•	established companies that are undervalued compared to historical relative valuation parameters,

•	companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company’s equity securities,

•	companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this market value in the form of increased equity values.

The Fund’s assets may be invested in issuers located in developed countries and emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom, the United States and most of the countries of western Europe; emerging markets include most other countries in the world. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund is not constrained by capitalization, style or geographic limits and will be broadly diversified across sectors. The Fund will invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of one particular market capitalization category.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and foreign currencies.

While the Fund invests primarily in equities, it may also invest in debt securities.

The Fund may invest up to 20% of its total assets in debt securities issued by governmental entities and private issuers.

The Fund may invest in high yield securities which are below investment grade (junk bonds).

The Fund may invest any portion of its assets that is not in equity securities in high-quality short-term money market instruments or repurchase agreements. To temporarily defend its assets during adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments. These instruments may be in various currencies. The Fund’s adviser also may invest in these types of securities or hold cash while looking

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JPMorgan
    Global Focus Fund

CONTINUED

for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investment Process

In managing the Fund, the adviser selects securities for the Fund’s portfolio, using a bottom-up approach that includes a combination of proprietary investment research and individual stock selection. Stock ideas are generated by an extensive network of global research analysts, organized by industry responsibility. In selecting securities the adviser will focus on opportunity without regard to region and sector limits. Decisions about country weightings are secondary to those about the individual stocks which make up the portfolio, which may cause the Fund to deviate substantially from its benchmark, the Morgan Stanley Capital International (MSCI) World Index in terms of sector and country/region weights.

The focus of this portfolio is on the identification of those companies whose stocks trade significantly below intrinsic or fair value, but where the adviser believes catalysts exist that will increase valuation in the near-term. The Fund largely avoids using sector or market-timing strategies. Management is largely unrestricted by regional and sector limits, which provides the forum to construct a portfolio that focuses on the most attractive stock opportunities regardless of where a company is domiciled or its sector orientation.

The Fund will sell securities if the adviser believes the security has reached its target price, if the catalyst that was expected to increase valuation does not occur, if certain political and economic events occur, or if it believes that more attractive opportunities are available.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions. If the frequency of trading is high, the Fund will have higher brokerage and related costs, and there may be additional tax consequences.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

The value of shares of the Fund will fluctuate in response to movements in domestic and international markets. Fund performance will also depend on the effectiveness of the adviser’s research, as well as, its equity picking and currency management decisions.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition. These price movements may result from factors affecting individual companies or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

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Value Investing Risk.  Since the Fund focuses on value stocks, performance may be better or worse than the performance of equity funds that invest in other types stocks or that have a broader investment style. Value investing attempts to identify companies, which according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low due to the negative impact of business, market or other operating issues. A value stock may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

To the extent that the Fund focuses on a single country or region, the Fund’s performance may be subject to greater volatility than a more geographically diversified equity fund.

Foreign Securities Risk.  Because the Fund invests in securities of issuers outside the United States, an investment in the Fund is riskier than an investment in a fund that invests solely in U.S. markets. Because foreign securities are usually denominated in foreign currencies, the value of the Fund’s portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could reduce the Fund’s performance. These risks are higher in emerging markets. To the extent that the Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. However, the Fund does not typically use this strategy for its emerging markets currency exposure. Foreign securities may be affected by political, social, and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in emerging markets. The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Emerging Markets Risk.  The Fund’s investments in emerging markets could lead to more volatility in the value of the Fund’s shares. As mentioned above, the normal risks of investing in foreign countries are heightened when investing in emerging markets. In addition, the small size of securities markets and the low trading volume may lead to a lack of liquidity, which leads to increased volatility. Also, emerging markets may not provide adequate legal protection for private or foreign investments or private property.

Small and Mid Cap Company Risk.  Because the Fund may invest in small and mid sized companies, the value of your investment may fluctuate more dramatically than an investment in a fund which does not invest in small and mid sized companies. Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of small cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because small cap companies may have limited product lines, markets or financial resources or may have a small management group, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Investments in mid cap companies may be riskier than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because mid cap companies may have limited product lines, markets or financial resources or may have a small management group, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments

JPMORGAN INTERNATIONAL EQUITY FUNDS

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JPMorgan
    Global Focus Fund

CONTINUED

because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. In addition, the Fund may use derivatives for non-hedging purposes which increase the Fund’s potential for loss. In addition to the risks associated with derivatives in general, the Fund may also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. The Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount sufficient to cover its obligations under swap agreements.

Currency Risk.  The Fund may engage in various strategies to hedge against interest rate and currency risks. These strategies may consist of use of foreign currency futures contracts and foreign currency options. To the extent the Fund enters into such transactions in markets other than in the United States, the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to the Fund’s investments in foreign securities. The Fund may engage in such transactions as a substitute for securities in which the Fund invests for risk management purposes. While a Fund’s use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that the Fund’s hedging transactions will be effective. Furthermore, the Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in interest rates or currency exchange rates occur.

Convertible Securities Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk.  Securities rated in the lowest investment grade by Moody’s, S&P, Fitch, or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality, may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are considered predominantly speculative and are more sensitive to interest rate and economic changes and their issuers have a less secure financial position.

Investment Company Risk.  If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Depositary Receipt Risk.  The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Sovereign Debt Securities Risk.  The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government

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does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Temporary Defensive Positions.  To respond to unusual circumstances, the Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Fund from meeting its investment objective.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund’s potential returns.

Redemption Risk.  The Fund may have to sell stocks at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other securities.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are pursuing a long-term goal such as retirement
•	want to add a global investment with growth potential to further diversify a portfolio
•	want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is not designed for investors who:
•	are uncomfortable with the risks of international investing
•	are looking for a less aggressive stock investment
•	require regular income or stability of principal
•	are pursuing a short-term goal or investing emergency reserves

The Fund’s Past Performance1

The Fund will commence operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 10/31.

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    Global Focus Fund

CONTINUED

Estimated Investor Expenses for Class A and Class C Shares

The estimated expenses of Class A and Class C Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

	CLASS A SHARES		CLASS C SHARES
Maximum Sales Charge (Load) When You Buy Shares,
Shown as % of the Offering Price*	5.25		NONE
Maximum Deferred Sales Charge (Load) Shown as % of Lower
of Original Purchase Price or Redemption Proceeds	NONE	**	1.00
Redemption Fee on Shares Held Less Than 60 days as a % of
Amount Redeemed/Exchanged	2.00		2.00

*	The offering price is the net asset value of the shares purchased plus any sales charge. You may be able to reduce or eliminate your initial sales charge. See “How to Do Business with the Fund.”

**	Except for purchases of $1 million or more. Please see “Sales Charges — Class A Shares.”

ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM CLASS A AND CLASS B ASSETS)

	CLASS A SHARES	CLASS C SHARES
Management Fees	0.80	0.80
Distribution (Rule 12b-1) Fees	0.25	0.75
Shareholder Service Fees	0.25	0.25
Other Expenses[1]	0.42	0.42
Total Annual Operating Expenses	1.72	2.22
Fee Waivers and Expense Reimbursements[1]	(0.27)	(0.27)
Net Expenses[1]	1.45	1.95

1	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and the Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of Class A and Class C Shares (excluding interest, taxes and extraordinary expenses, expenses related to the deferred compensation plan and dividend expenses related to short sales) exceed 1.20% and 1.95%, respectively, of their average daily net assets through 2/29/08. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

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Example

The example below is intended to help you compare the cost of investing in Class A and Class C Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 2/29/08, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class A and Class C Shares and your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES YOUR COST WOULD BE:

	1 YEAR	3 YEARS
CLASS A SHARES* ($)	665	1,013
CLASS C SHARES** ($)	298	668

IF YOU DO NOT SELL YOUR SHARES YOUR COST WOULD BE:

	1 YEAR	3 YEARS
CLASS A SHARES* ($)	665	1,013
CLASS C SHARES ($)	198	668

*	Assumes sales charge is deducted when shares are purchased.

**	Assumes applicable deferred sales charge is deducted when shares are sold.

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The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Funds.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management, Inc. (JPMIM) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

The Fund pays the adviser a management fee of 0.80% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Funds will be available in the annual report for the most recent fiscal year ended October 31.

The Portfolio Managers

The management team is led by Jeroen Huysinga, Managing Director, who has been with JPMIM and its affiliates since 1997. Also on the management team are Gerd Woot-Menker, Managing Director, who has been with JPMIM and its affiliates since 1987 and Georgina Perceval Maxwell who has been with JPMIM and its affiliates since 1997.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Fund is provided in the Fund’s Statement of Additional Information.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market and non-fund-of-funds in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class A and Class C Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

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ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days with the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its

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sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Fund’s own operations systems and procedures will identify and eliminate all market timing activities. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in omnibus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. As a result, the Fund is often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Fund.

The Fund has attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Fund will be able to effectively identify and eliminate market timing and abusive trading in the Fund particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Fund’s market timing policies and restrictions as uniformly as practicable to accounts with the Fund, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A and Class C Shares, all of which are available to the general public.

Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

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Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $50,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an up-front sales charge. Please see “Sales Charges.”

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution fees, which are lower for Class A Shares. These fees appear in the table called Annual Operating Expenses for the Fund.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Fund has implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American or Caribbean equity securities, held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

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How do I open an account?

Read the prospectus carefully, and select the share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement. You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund. Subsequent investments must be at least $25.

Minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Fund reserves the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

A lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — Can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC and/or redemption fee. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

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If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-A)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-A)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: JOHN SMITH & MARY SMITH, JTWROS)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I automatically invest on a systematic basis?

Yes. You may purchase additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100. To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Fund currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell shares of the Fund. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The following table shows the sales charges for each class of shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Fund’s Management and Administration.”

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To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Fund, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Fund is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

TOTAL SALES CHARGE FOR FUND1

AMOUNT OF PURCHASES	SALES CHARGE AS A % OF THE OFFERING PRICE	SALES CHARGE AS A % OF YOUR INVESTMENT	COMMISSION AS A % OF OFFERING PRICE
Less than $50,000	5.25	5.54	4.75
$50,000–$99,999	4.50	4.71	4.05
$100,000–$249,999	3.50	3.63	3.05
$250,000–$499,999	2.50	2.56	2.05
$500,000–$999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in the Fund.

**	If you purchase $1 million or more of Class A Shares and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares during the first 12 months after purchase or 0.50% of the purchase price if you redeem any or all of the Class A Shares between 12 and 18 months after purchase. These charges apply unless the Distributor receives notice before you invest indicating that your Financial Intermediary is waiving its commission. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to broker-dealers for your cumulative investments of $1 million or more in Class A Shares. These commissions are paid at the rate of up to 1% of net sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charge

The Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the JPMorgan Funds in which you invest (as described below) even if such JPMorgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all JPMorgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the Fund that you would like to have one or more JPMorgan Funds linked together for purposes of reducing the initial sales charge.

•	Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the current market value of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the current market value of any Class A or Class C Shares of a JPMorgan Fund held in:

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1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the Fund if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the JPMorgan Funds may verify (1) the number of shares of the JPMorgan Funds held in your account(s) with the JPMorgan Funds, (2) the number of shares of the JPMorgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the JPMorgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

•	Letter of Intent: You may qualify for a reduction in the initial sales charge applicable on a current purchase of Class A Shares by signing a Letter of Intent committing you to purchase a certain amount of shares over a defined period of time. Provided you satisfy the minimum initial investment requirement, you may purchase Class A Shares of one or more JPMorgan Funds (other than a money market fund) over the next 13 months and pay the same sales charge that you would have paid if all shares were purchased at once. At your request, purchases made during the previous 90 days may be included toward the amount covered by the Letter of Intent. If you elect to include purchases made during the past 90 days toward fulfillment of your Letter of Intent, the 13-month period will be deemed to begin as of the date of the earliest purchase being counted toward fulfillment of your Letter of Intent. You should inform your Financial Intermediary or the Fund that you have a Letter of Intent each time you make an investment. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the net amount invested.

Additional information regarding the reduction of Class A sales charges is available in the Fund’s Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Fund if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another JPMorgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors or trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

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•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Share accounts subject to a $2,500 minimum investment requirement provided such accounts are opened directly from the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•	Financial Intermediaries or financial institutions who have entered into dealer agreements with the Fund or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares).

•	Washington Management Corporation and its subsidiaries and affiliates.

5.	Bought by:

•	Affiliates of JPMorgan Chase and certain accounts (other than IRA Accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•	Certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•	Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•	A Financial Intermediary, provided arrangements are pre-approved and purchases are placed through an omnibus account with the Fund.

•	A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a JPMorgan Fund or acquired in an exchange of Select Class Shares of a JPMorgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a JPMorgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a JPMorgan Fund (except Class A Shares of a money market fund), but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.

9.	Bought when one Fund invests in another JPMorgan Fund.

10.	Bought in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

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11.	Purchased during a JPMorgan Fund’s special offering.

12.	Bought by a “charitable organization” as defined for purposes of Section 501(c)(3) of the Internal Revenue Code, or by a charitable remainder trust or life income pool established for the benefit of a charitable organization.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at NAV per share, without any up-front sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

YEARS SINCE PURCHASE	CDSC AS A % OF DOLLAR AMOUNT SUBJECT TO CHARGE
0–1	1.00
AFTER FIRST YEAR	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Fund.

How the Class C CDSC Is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class C Shares, the CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Fund, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class C CDSC

No sales charge is imposed on redemptions of Class C Shares of the Fund:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of the Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Made within one year of a shareholder’s death or initial qualification for Social Security disability payments after the account is opened. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code) after the account is opened. The redemption must be made within one year of such death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.	That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70-1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the JPMorgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

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5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a JPMorgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class C Shares of other JPMorgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Share redemptions of the Fund if the shares were bought with proceeds from the sale of Class C Shares of a JPMorgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

The Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of the Fund attributable to Class A Shares.

2.	Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of the Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an up-front sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of the Fund may be exchanged for Class A Shares of another JPMorgan Fund or for another class of the same Fund. Class A Shares of

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the Fund may be exchanged for Morgan Shares of a JPMorgan money market fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short Term Municipal Bond Fund and JPMorgan Ultra Short Term Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another JPMorgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of any other JPMorgan Fund may be exchanged for Class C Shares of another JPMorgan Fund, other than for Class C Shares of the Short Term Bond Funds.

All exchanges are subject to meeting any investment minimum or eligibility requirement. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

You can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

If you exchange Class C Shares of the Fund for Class C Shares of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchanged.

2.	The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Redeeming Fund Shares — Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not

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think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If you own Class A or Class C Shares and the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted, minus the amount of any applicable CDSC and/or redemption fee.

Do I pay a redemption fee?

If you sell or exchange your shares of the Fund offered in this prospectus within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold in addition to any applicable CDSC. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60-day holding period.

The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

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2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as a result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fees are paid to the Fund and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts, which may include omnibus accounts or retirement plan accounts, typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund may request information concerning individual shareholders, the Fund generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification.

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If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Can I redeem on a systematic basis?

Yes.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

If you select this option, please keep in mind that:

•	It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in the Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in the Fund each quarter.

The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in the Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Fund’s Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from

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your account. Shares redeemed for this reason will not be charged a CDSC or a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result you will not be charged a CDSC or a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares and pays any net investment income annually. The Fund declares and pays capital gain at least annually. You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. The amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive properly designated distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of stock or securities in foreign corporations, the Fund may elect to “pass through” to its shareholders the foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investments in certain debt obligations and derivative instruments may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from the Funds, and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed are available online at www.jpmorganfunds.com.

JPMORGAN INTERNATIONAL EQUITY FUNDS

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Shareholder Information

CONTINUED

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half year you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose its 10 largest stock portfolio holdings and the percentages that each of these 10 largest stock portfolio holdings represent of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

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Risk and Reward Elements
for the Funds

This table identifies the main elements that make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions
• The Fund’s share price and performance will fluctuate in response to stock market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds; equity investments may include common stocks, convertible securities, preferred stocks, depositary receipts (such as ADRs and EDRs), trust or partnership interests, warrants, rights, and investment company securities
• During severe market downturns, the Fund has the option of investing up to 100% of assets in high quality short-term instruments

JPMORGAN INTERNATIONAL EQUITY FUNDS

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Risk and Reward Elements
for the Funds

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities choices and other management decisions	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses
• Except as noted earlier in this prospectus, the Fund manages the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”)

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates liquid assets to offset leverage risk

ETFs and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company	• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)[1]

1	Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

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P R O S P E C T U S    FEBRUARY XX

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

ETFs and other investment companies (continued)
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
•  Pursuant to Rule 12d1-1 of the 1940 Act, the Fund may invest an unlimited amount of its uninvested cash in a money market fund, subject to certain conditions.

Derivatives*
• Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Fund which can reduce returns

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Fund could make money and protect against losses if the investment analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark
• The Fund only establishes hedges that it expects will be highly correlated with underlying positions
• The Fund may use derivatives in an effort to produce increased income or gains

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

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29

Risk and Reward Elements
for the Funds

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives* (continued)
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

Securities lending
• When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Fund may enhance income through the investment of the collateral received from the borrower
• The adviser maintains a list of approved borrowers
• The Fund receives collateral equal to at least 100% of the current value of securities loaned plus accrued interest
• The lending agents indemnify the Fund against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• The Fund may not invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high-quality short-term instruments (including repurchase agreements) and for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets

Short-term trading
• Increased trading could raise the Fund’s brokerage and related costs • Increased short-term capital gains distributions could raise shareholders’ income tax liability	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

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Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (the “SEC”) and the New York Attorney General (“NYAG”) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain funds, possible late trading of certain funds and related matters. In its settlement with the SEC, BOIA consented to the entry of an order by the SEC (the “SEC Order”) instituting and settling administrative and cease-and-desist proceedings against it. Under the terms of the SEC Order and the NYAG settlement agreement, BOIA agreed to pay disgorgement of $10 million and a civil money penalty of $40 million for a total payment of $50 million, which will be distributed to certain current and former shareholders of the funds. Pursuant to the settlement agreement with the NYAG, BOIA reduced its management fee for certain funds in the aggregate amount of approximately $8 million annually over a five-year period commencing September, 2004.

In addition to the matters involving the SEC and NYAG, over 20 lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of JPMorgan Investment Advisors), JPMDS, One Group Services Company (the Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-advisor to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of the funds and BOIA, certain current and former trustees and the funds. These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against the funds and current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right of Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

BOIA is now known as JPMorgan Investment Advisors Inc.

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-942-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co. All Rights Reserved. _______ 2007.

PR-

PROSPECTUS FEBRUARY , 2007

JPMorgan

International

Equity

Funds

Select Class Shares

JPMorgan Global Focus Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Global Focus Fund	1
The Fund’s Management and Administration	7
Additional Compensation to Financial Intermediaries	7
How to Do Business with the Fund	9
Purchasing Fund Shares	9
Networking and Sub-Transfer Agency Fees	13
Exchanging Fund Shares	13
Redeeming Fund Shares	14
Shareholder Information	17
Distributions and Taxes	17
Shareholder Statements and Reports	18
Availability of Proxy Voting Record	18
Portfolio Holdings Disclosure	18
Risk and Reward Elements for the Fund	19
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	23
How To Reach Us	Back cover

JPMorgan
    Global Focus Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks and strategies, please see pages 19–22.

The Fund’s Objective

The Fund seeks to provide long-term capital growth by investing in a portfolio of equity securities of companies in developed and emerging markets.

The Fund’s Main Investment Strategy

The Fund’s assets are invested primarily in equity and equity linked securities, or instruments that have similar economic characteristics, whose prices are low in relation to what the adviser, J.P. Morgan Investment Management, Inc. (JPMIM), believes is the intrinsic or fair value of the securities. The Fund focuses on individual equity selection, emphasizing those equity securities that are ranked as undervalued according to the proprietary research of the adviser, and which the adviser believes catalyst exist that will increase valuation in the near term. The Fund may invest in securities of companies or institutions the valuation of whose securities have been negatively impacted by business, market or other operating issues and which are expected to appreciate due to the positive impact of a catalyst such as a restructuring, management change, cost cutting or a new product launch.

The Fund focuses on undervalued equity securities of:

•	out-of favor cyclical companies

•	established companies that are undervalued compared to historical relative valuation parameters,

•	companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company’s equity securities,

•	companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this market value in the form of increased equity values.

The Fund’s assets may be invested in issuers located in developed countries and emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom, the United States and most of the countries of western Europe; emerging markets include most other countries in the world. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund is not constrained by capitalization, style or geographic limits and will be broadly diversified across sectors. The Fund will invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of one particular market capitalization category.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and foreign currencies.

While the Fund invests primarily in equities, it may also invest in debt securities.

The Fund may invest up to 20% of its total assets in debt securities issued by governmental entities and private issuers.

The Fund may invest in high yield securities which are below investment grade (junk bonds).

The Fund may invest any portion of its assets that is not in equity securities in high-quality short-term money market instruments or repurchase agreements.

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JPMorgan
    Global Focus Fund

CONTINUED

To temporarily defend its assets during adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments. These instruments may be in various currencies. The Fund’s adviser also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investment Process

In managing the Fund, the adviser selects securities for the Fund’s portfolio, using a bottom-up approach that includes a combination of proprietary investment research and individual stock selection. Stock ideas are generated by an extensive network of global research analysts, organized by industry responsibility. In selecting securities the adviser will focus on opportunity without regard to region and sector limits. Decisions about country weightings are secondary to those about the individual stocks which make up the portfolio, which may cause the Fund to deviate substantially from its benchmark, the Morgan Stanley Capital International (MSCI) World Index in terms of sector and country/region weights.

The focus of this portfolio is on the identification of those companies whose stocks trade significantly below intrinsic or fair value, but where the adviser believes catalysts exist that will increase valuation in the near-term. The Fund largely avoids using sector or market-timing strategies. Management is largely unrestricted by regional and sector limits, which provides the forum to construct a portfolio that focuses on the most attractive stock opportunities regardless of where a company is domiciled or its sector orientation.

The Fund will sell securities if the adviser believes the security has reached its target price, if the catalyst that was expected to increase valuation does not occur, if certain political and economic events occur, or if it believes that more attractive opportunities are available.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions. If the frequency of trading is high, the Fund will have higher brokerage and related costs, and there may be additional tax consequences.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

The value of shares of the Fund will fluctuate in response to movements in domestic and international markets. Fund performance will also depend on the effectiveness of the adviser’s research, as well as, its equity picking and currency management decisions.

Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition. These price movements may result from factors affecting individual companies or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk”

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P R O S P E C T U S    FEBRUARY XX

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meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Value Investing Risk. Since the Fund focuses on value stocks, performance may be better or worse than the performance of equity funds that invest in other types stocks or that have a broader investment style. Value investing attempts to identify companies, which according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low due to the negative impact of business, market or other operating issues. A value stock may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

To the extent that the Fund focuses on a single country or region, the Fund’s performance may be subject to greater volatility than a more geographically diversified equity fund.

Foreign Securities Risk. Because the Fund invests in securities of issuers outside the United States, an investment in the Fund is riskier than an investment in a fund that invests solely in U.S. markets. Because foreign securities are usually denominated in foreign currencies, the value of the Fund’s portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could reduce the Fund’s performance. These risks are higher in emerging markets. To the extent that the Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. However, the Fund does not typically use this strategy for its emerging markets currency exposure. Foreign securities may be affected by political, social, and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in emerging markets. The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Emerging Markets Risk. The Fund’s investments in emerging markets could lead to more volatility in the value of the Fund’s shares. As mentioned above, the normal risks of investing in foreign countries are heightened when investing in emerging markets. In addition, the small size of securities markets and the low trading volume may lead to a lack of liquidity, which leads to increased volatility. Also, emerging markets may not provide adequate legal protection for private or foreign investments or private property.

Small and Mid Cap Company Risk. Because the Fund may invest in small and mid sized companies, the value of your investment may fluctuate more dramatically than an investment in a fund which does not invest in small and mid sized companies. Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of small cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because small cap companies may have limited product lines, markets or financial resources or may have a small management group, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Investments in mid cap companies may be riskier than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because mid cap companies may have limited product lines, markets or financial resources or may have a small management group, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

JPMORGAN INTERNATIONAL EQUITY FUNDS

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JPMorgan
    Global Focus Fund

CONTINUED

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. In addition, the Fund may use derivatives for non-hedging purposes which increase the Fund’s potential for loss. In addition to the risks associated with derivatives in general, the Fund may also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. The Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount sufficient to cover its obligations under swap agreements.

Currency Risk. The Fund may engage in various strategies to hedge against interest rate and currency risks. These strategies may consist of use of foreign currency futures contracts and foreign currency options. To the extent the Fund enters into such transactions in markets other than in the United States, the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to the Fund’s investments in foreign securities. The Fund may engage in such transactions as a substitute for securities in which the Fund invests for risk management purposes. While a Fund’s use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that the Fund’s hedging transactions will be effective. Furthermore, the Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in interest rates or currency exchange rates occur.

Convertible Securities Risk. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk. Securities rated in the lowest investment grade by Moody’s, S&P, Fitch, or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality, may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are considered predominantly speculative and are more sensitive to interest rate and economic changes and their issuers have a less secure financial position.

Investment Company Risk. If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Depositary Receipt Risk. The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Sovereign Debt Securities Risk. The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which

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to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Temporary Defensive Positions. To respond to unusual circumstances, the Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Fund from meeting its investment objective.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund’s potential returns.

Redemption Risk. The Fund may have to sell stocks at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other securities.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are pursuing a long-term goal such as retirement
•	want to add a global investment with growth potential to further diversify a portfolio
•	want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is not designed for investors who:
•	are uncomfortable with the risks of international investing
•	are looking for a less aggressive stock investment
•	require regular income or stability of principal
•	are pursuing a short-term goal or investing emergency reserves

The Fund’s Past Performance1

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based securities market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 10/31.

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JPMorgan
    Global Focus Fund

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Estimated Investor Expenses for Select Class Shares

The estimated expenses of Select Class Shares before and after reimbursements are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial intermediary.

SHAREHOLDER FEES (%) (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Redemption Fee on shares held less than 60 days as a % of the amount redeemed/exchanged	2.00

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)

Management Fees	0.80
Distribution (Rule 12b-1) Fees	None
Shareholder Service Fees	0.25
Other Expenses[1]	0.42
Total Annual Operating Expenses	1.47
Fee Waiver and Expense Reimbursements[2]	(0.27)
Net Expenses[2]	1.20

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of Select Class Shares (excluding interest, taxes, extraordinary expenses, expenses related to the deferred compensation plan and dividend expenses related to short sales) exceed 1.65% of their average daily net assets through 2/29/08. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in Select Class Shares of the Fund with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 2/29/08 and total annual operating expenses thereafter.

This example is for comparison only; the actual return of Select Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS
YOUR COST ($) (with or without redemption)	—	—

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The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

The Fund pays the adviser a management fee of 1.00% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Managers

The management team is led by Jeroen Huysinga, Managing Director, who has been with JPMIM and its affiliates since 1997. Also on the management team are Gerd Woot-Menker, Managing Director, who has been with JPMIM and its affiliates since 1987 and Georgina Perceval Maxwell who has been with JPMIM and its affiliates since 1997.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Fund is provided in the Fund’s Statement of Additional Information.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding fund of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of Select Class Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial

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The Fund’s Management
and Administration

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advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•	Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

•	Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

•	Select Class Shares may also be purchased directly from the Funds by officers, directors or trustees, retirees and employees and their immediate families (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

•	JPMorgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

See “How do I open an account?”

•	For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase and redemption orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect the Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly

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traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days within the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to identify market timers effectively, long-term shareholders may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Fund’s own operational systems and procedures will identify and eliminate all market-timing activities. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in omnibus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. As a result, the Fund is often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Fund has attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Fund will be able to effectively identify and eliminate market timing and abusive trading in the Fund particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Fund’s market timing policies and restrictions as uniformly as practicable to accounts with the Fund, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan Money Market Funds. Although these funds are managed in a manner

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that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American or Caribbean equity securities, held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

How do I open an account?

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other JPMorgan Funds (except for money market funds) in order to meet the minimum. There are no minimum levels for subsequent purchases.

Select Class Shares shareholders who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum. Select Class Shares accounts of former One Group Funds opened on or before February 18, 2005 will be subject to a $200,000 minimum.

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005. Officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $2,500 minimum investment requirement provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors or trustees, retirees and employees and their immediate families of JPMorgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k), 403(b) and SIMPLE IRA) as well as for certain wrap fee accounts. The Fund reserves the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be

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sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any redemption fee.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the
following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-SELECT)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

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Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832

FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-SELECT)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine.

These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Select Class Shares of the Fund may be exchanged for Select Class Shares of another non-money market JPMorgan Fund or for another class of the same Fund. All exchanges are subject to meeting any investment minimum or eligibility requirements. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice. Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Redeeming Fund Shares — Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes. An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.

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Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.” Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described. Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders. A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares. You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information. We will need the names of the registered shareholders and your account number and other information before we can sell your shares. You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted, minus the amount of any applicable redemption fee.

Do I pay a redemption fee?

If you sell or exchange your shares of the Fund within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold in addition to any applicable CDSC. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be

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deemed to be held for 60 days for purposes of calculating the 60-day holding period.

The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as a result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fees are paid to the Fund and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts, which may include omnibus accounts or retirement plan accounts typically, provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund may request information concerning individual shareholders, the Fund generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application. Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a preexisting bank account on record with the Fund.

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How to Do Business with the Fund

CONTINUED

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result you will not be charged a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

JPMORGAN INTERNATIONAL EQUITY FUNDS

16

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares and pays any net investment income annually. The Fund declares and pays capital gain at least annually. You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. The amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive properly designated distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of stock or securities in foreign corporations, the Fund may elect to “pass through” to its shareholders the foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investments in certain debt obligations and derivative instruments may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from the Funds, and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you

JPMORGAN INTERNATIONAL EQUITY FUNDS

17

Shareholder Information

CONTINUED

received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose its 10 largest stock portfolio holdings and the percentages that each of these 10 largest stock portfolio holdings represent of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

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Risk and Reward Elements
for the Fund

This table identifies the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions
• The Fund’s share price and performance will fluctuate in response to stock market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds; equity investments may include common stocks, convertible securities, preferred stocks, depositary receipts (such as ADRs and EDRs), trust or partnership interests, warrants, rights, and investment company securities
• During severe market downturns, the Fund has the option of investing up to 100% of assets in high quality short-term instruments

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Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities choices and other management decisions	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses
• Except as noted earlier in this prospectus, the Fund manages the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”)

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates liquid assets to offset leverage risk

Exchange Traded Funds (ETFs) and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company	• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)[1]

1	Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

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P R O S P E C T U S    FEBRUARY XX

2007

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

ETFs and other investment companies (continued)
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
•  Pursuant to Rule 12d1-1 of the 1940 Act, the Fund may invest an unlimited amount of its uninvested cash in a money market fund, subject to certain conditions.

Derivatives*
• Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Fund which can reduce returns

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Fund could make money and protect against losses if the investment analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark
• The Fund only establishes hedges that it expects will be highly correlated with underlying positions
• The Fund may use derivatives in an effort to produce increased income or gains

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

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21

Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives (continued)
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

Securities lending
• When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Fund may enhance income through the investment of the collateral received from the borrower
• The adviser maintains a list of approved borrowers
• The Fund receives collateral equal to at least 100% of the current value of securities loaned plus accrued interest
• The lending agents indemnify the Fund against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities.
• The Fund may not invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high-quality short-term instruments (including repurchase agreements) and for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets

Short-term trading
• Increased trading could raise the Fund’s brokerage and related costs • Increased short-term capital gains distributions could raise shareholders’ income tax liability.	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

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22

Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of JPMorgan Investment Advisors), JPMDS, One Group Services Company (One Group Mutual Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-advisor to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and their current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the Commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

BOIA is now known as JPMorgan Investment Advisors Inc.

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co. All Rights Reserved.                          2007.

PROSPECTUS FEBRUARY , 2007

JPMorgan

International

Equity

Funds

R Class Shares

JPMorgan Global Focus Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Global Focus Fund	1
The Fund’s Management and Administration	7
Additional Compensation to Financial Intermediaries	7
How to Do Business with the Fund	9
Purchasing Fund Shares	9
Networking and Sub-Transfer Agency Fees	12
Exchanging Fund Shares	12
Redeeming Fund Shares	13
Shareholder Information	16
Distributions and Taxes	16
Shareholder Statements and Reports	17
Availability of Proxy Voting Record	17
Portfolio Holdings Disclosure	17
Risk and Reward Elements for the Fund	18
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	22
How To Reach Us	Back cover

JPMorgan
    Global Focus Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s main risks and strategies, please see pages 18–21.

The Fund’s Objective

The Fund seeks to provide long-term capital growth by investing in a portfolio of equity securities of companies in developed and emerging markets.

The Fund’s Main Investment Strategy

The Fund’s assets are invested primarily in equity and equity linked securities, or instruments that have similar economic characteristics, whose prices are low in relation to what the adviser, J.P. Morgan Investment Management, Inc. (JPMIM), believes is the intrinsic or fair value of the securities. The Fund focuses on individual equity selection, emphasizing those equity securities that are ranked as undervalued according to the proprietary research of the adviser, and which the adviser believes catalyst exist that will increase valuation in the near term. The Fund may invest in securities of companies or institutions the valuation of whose securities have been negatively impacted by business, market or other operating issues and which are expected to appreciate due to the positive impact of a catalyst such as a restructuring, management change, cost cutting or a new product launch.

The Fund focuses on undervalued equity securities of:

•	out-of favor cyclical companies

•	established companies that are undervalued compared to historical relative valuation parameters,

•	companies where there is early but tangible evidence of improving prospects that are not yet reflected in the price of the company’s equity securities,

•	companies whose equity securities are selling at prices that do not reflect the current market value of their assets and where there is reason to expect realization of this market value in the form of increased equity values.

The Fund’s assets may be invested in issuers located in developed countries and emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom, the United States and most of the countries of western Europe; emerging markets include most other countries in the world. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund is not constrained by capitalization, style or geographic limits and will be broadly diversified across sectors. The Fund will invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of one particular market capitalization category.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts and warrants and rights to buy common stocks.

The Fund may invest in shares of exchange-traded funds (ETFs), affiliated money market funds and other investment companies. An ETF is a registered investment company that seeks to track the performance of a particular market index. These indexes include not only broad-market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

Derivatives, which are investments that have a value based on another investment, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s income or gain.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and foreign currencies.

While the Fund invests primarily in equities, it may also invest in debt securities.

The Fund may invest up to 20% of its total assets in debt securities issued by governmental entities and private issuers.

The Fund may invest in high yield securities which are below investment grade (junk bonds).

The Fund may invest any portion of its assets that is not in equity securities in high-quality short-term money market instruments or repurchase agreements. To temporarily defend its assets during adverse market, economic, political or other conditions, the Fund may invest any amount of its assets in these instruments. These instruments may be in various currencies. The Fund’s adviser also may invest in these types of securities or hold cash while looking

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for suitable investment opportunities or to maintain liquidity. In these circumstances, the Fund may be unable to achieve its investment goal.

Where the capital markets in certain countries are either less developed or not easy to access, the Fund may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

Investment Process

In managing the Fund, the adviser selects securities for the Fund’s portfolio, using a bottom-up approach that includes a combination of proprietary investment research and individual stock selection. Stock ideas are generated by an extensive network of global research analysts, organized by industry responsibility. In selecting securities the adviser will focus on opportunity without regard to region and sector limits. Decisions about country weightings are secondary to those about the individual stocks which make up the portfolio, which may cause the Fund to deviate substantially from its benchmark, the Morgan Stanley Capital International (MSCI) World Index in terms of sector and country/region weights.

The focus of this portfolio is on the identification of those companies whose stocks trade significantly below intrinsic or fair value, but where the adviser believes catalysts exist that will increase valuation in the near-term. The Fund largely avoids using sector or market-timing strategies. Management is largely unrestricted by regional and sector limits, which provides the forum to construct a portfolio that focuses on the most attractive stock opportunities regardless of where a company is domiciled or its sector orientation.

The Fund will sell securities if the adviser believes the security has reached its target price, if the catalyst that was expected to increase valuation does not occur, if certain political and economic events occur, or if it believes that more attractive opportunities are available.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions. If the frequency of trading is high, the Fund will have higher brokerage and related costs, and there may be additional tax consequences.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

The value of shares of the Fund will fluctuate in response to movements in domestic and international markets. Fund performance will also depend on the effectiveness of the adviser’s research, as well as, its equity picking and currency management decisions.

Market Risk.  The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition. These price movements may result from factors affecting individual companies or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

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Value Investing Risk.  Since the Fund focuses on value stocks, performance may be better or worse than the performance of equity funds that invest in other types stocks or that have a broader investment style. Value investing attempts to identify companies, which according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low due to the negative impact of business, market or other operating issues. A value stock may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

To the extent that the Fund focuses on a single country or region, the Fund’s performance may be subject to greater volatility than a more geographically diversified equity fund.

Foreign Securities Risk.  Because the Fund invests in securities of issuers outside the United States, an investment in the Fund is riskier than an investment in a fund that invests solely in U.S. markets. Because foreign securities are usually denominated in foreign currencies, the value of the Fund’s portfolio may be influenced by currency exchange rates and exchange control regulations. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could reduce the Fund’s performance. These risks are higher in emerging markets. To the extent that the Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. However, the Fund does not typically use this strategy for its emerging markets currency exposure. Foreign securities may be affected by political, social, and economic instability. Some securities may be harder to trade without incurring a loss and may be difficult to convert into cash. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards. Some countries may nationalize or expropriate assets or impose exchange controls. These risks increase when investing in issuers located in emerging markets. The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

Emerging Markets Risk.  The Fund’s investments in emerging markets could lead to more volatility in the value of the Fund’s shares. As mentioned above, the normal risks of investing in foreign countries are heightened when investing in emerging markets. In addition, the small size of securities markets and the low trading volume may lead to a lack of liquidity, which leads to increased volatility. Also, emerging markets may not provide adequate legal protection for private or foreign investments or private property.

Small and Mid Cap Company Risk.  Because the Fund may invest in small and mid sized companies, the value of your investment may fluctuate more dramatically than an investment in a fund which does not invest in small and mid sized companies. Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of small cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because small cap companies may have limited product lines, markets or financial resources or may have a small management group, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Investments in mid cap companies may be riskier than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because mid cap companies may have limited product lines, markets or financial resources or may have a small management group, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Derivatives Risk.  The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments

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because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The use of derivatives for hedging purposes may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns. In addition, the Fund may use derivatives for non-hedging purposes which increase the Fund’s potential for loss. In addition to the risks associated with derivatives in general, the Fund may also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. The Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount sufficient to cover its obligations under swap agreements.

Currency Risk.  The Fund may engage in various strategies to hedge against interest rate and currency risks. These strategies may consist of use of foreign currency futures contracts and foreign currency options. To the extent the Fund enters into such transactions in markets other than in the United States, the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to the Fund’s investments in foreign securities. The Fund may engage in such transactions as a substitute for securities in which the Fund invests for risk management purposes. While a Fund’s use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that the Fund’s hedging transactions will be effective. Furthermore, the Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in interest rates or currency exchange rates occur.

Convertible Securities Risk.  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Credit Risk.  Securities rated in the lowest investment grade by Moody’s, S&P, Fitch, or the equivalent by another national rating organization, or securities that are unrated but are deemed by the adviser to be of comparable quality, may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist.

To the extent that the Fund seeks higher returns by investing in non-investment-grade bonds, often called junk bonds, it takes on additional risks, since these bonds are considered predominantly speculative and are more sensitive to interest rate and economic changes and their issuers have a less secure financial position.

Investment Company Risk.  If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company. The price movement of an investment company that is an ETF may not track the underlying index and may result in a loss.

Depositary Receipt Risk.  The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Sovereign Debt Securities Risk.  The Fund may invest in sovereign debt securities. These securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does

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not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Temporary Defensive Positions.  To respond to unusual circumstances, the Fund may invest up to 100% of its assets in cash and cash equivalents for temporary defensive purposes. These investments may prevent the Fund from meeting its investment objective.

If the Fund invests a substantial portion of its assets in money market instruments, repurchase agreements and debt securities, including situations in which the Fund is investing for temporary defensive purposes, it could reduce the Fund’s potential returns.

Redemption Risk.  The Fund may have to sell stocks at a loss in order to fund shareholder redemptions. Redemptions are more likely to occur when prices of companies located in relevant regions are declining, and prices of these securities may fall more rapidly than those of other securities.

WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are pursuing a long-term goal such as retirement
•	want to add a global investment with growth potential to further diversify a portfolio
•	want a fund that seeks to outperform the markets in which it invests over the long term

The Fund is not designed for investors who:
•	are uncomfortable with the risks of international investing
•	are looking for a less aggressive stock investment
•	require regular income or stability of principal
•	are pursuing a short-term goal or investing emergency reserves

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Estimated Investor Expenses for R Class Shares

The estimated expenses of the R Class Shares before and after reimbursements are shown below. The tables below do not reflect charges or credits which you might incur if you invest through a Financial Intermediary.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

R CLASS SHARES
Redemption Fee on Shares Held Less than 60 Days as a % of Amount Redeemed/Exchanged[1]	2.00

1	The JPMorgan Global Focus Fund charges a redemption fee of 2.00% of the value of shares sold. However, the redemption fee does not apply to bona fide asset allocation programs. The JPMorgan SmartRetirement Funds are considered asset allocation programs within the stated exceptions to the excessive trading limits and redemption fees.

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM R CLASS ASSETS)

R CLASS SHARES
Management Fees	0.80
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.05
Other Expenses[1]	0.42
Total Annual Operating Expenses	1.27
Fee Waivers and Expense Reimbursements[2]	(0.27)
Net Expenses[2]	1.00

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	Reflects a written agreement pursuant to which JPMIM, the Fund’s Administrator and Distributor agree that they will waive fees or reimburse the Fund to the extent total annual operating expenses of the R Class Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 1.55% of their average daily net assets through 2/29/08. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

Example

The example below is intended to help you compare the cost of investing in R Class Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 2/29/08 and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of the R Class Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS
YOUR COST ($) (with or without redemption)	—	—

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The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

The Fund pays the adviser a management fee of 1.25% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Manager

The management team is led by Jeroen Huysinga, Managing Director, who has been with JPMIM and its affiliates since 1997. Also on the management team are Gerd Woot-Menker, Managing Director, who has been with JPMIM and its affiliates since 1987 and Georgina Perceval Maxwell who has been with JPMIM and its affiliates since 1997.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and his ownership of securities in the Fund is provided in the Fund’s Statement of Additional Information.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding fund of funds and money market funds) in the JPMorgan Funds Complex and 0.075% of average daily net assets over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.05% of the average daily net assets of the R Class Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.05% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance

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The Fund’s Management
and Administration

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companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

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How to Do Business with the Fund

PURCHASING FUND SHARES

Who can buy shares?

Shares may be purchased by the JPMorgan SmartRetirement Funds.

Shares may also be purchased by 401(k) and other retirement plans administered by the Retirement Plan Services affiliate of JPMorgan Chase Bank, N.A.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application.

If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded, therefore no certificate will be issued.

The JPMorgan Funds do not authorize market timing and, except for the funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days with the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Fund’s own operations

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systems and procedures will identify and eliminate all market timing activities. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in omnibus accounts, the netting effect limits the Fund’s ability to locate and eliminate individual market timers. As a result, the Fund is often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Fund.

The Fund has attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Fund will be able to effectively identify and eliminate market timing and abusive trading in the Fund particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Fund’s market timing policies and restrictions as uniformly as practicable to accounts with the Fund, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the JPMorgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those funds are the JPMorgan Enhanced Income Fund, JPMorgan Short Duration Bond Fund, JPMorgan Short Term Bond Fund, JPMorgan Short Term Bond Fund II, JPMorgan Short Term Municipal Bond Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Short-Intermediate Income Fund, JPMorgan Treasury & Agency Fund, JPMorgan Ultra Short Duration Bond Fund and the JPMorgan money market funds. Although these funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Fund has implemented fair value pricing on a daily basis for all equity securities, except for North American, Central

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American, South American or Caribbean equity securities, held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is accepted in accordance with this prospectus.

How do I open an account?

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any redemption fee.

Send the completed Account Application and a check to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to JPMorgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through JPMorgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	JPMorgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-R)

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CONTINUED

Your Fund Number & Account Number
    (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
    (EX: XYZ CORPORATION)

Orders by wire may be canceled if JPMorgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “JPMorgan Funds” to the following wire address:

JPMORGAN CHASE BANK, N.A.
ATTN: JPMORGAN FUNDS SERVICES
ABA 021 000 021
DDA 323 125 832
FBO YOUR JPMORGAN FUND
    (EX: JPMORGAN ABC FUND-R)
YOUR FUND NUMBER & ACCOUNT NUMBER
    (EX: FUND 123-ACCOUNT 123456789)
YOUR ACCOUNT REGISTRATION
    (EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The Fund may also directly enter into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

R Class Shares of the Fund may be exchanged for R Class Shares of another JPMorgan Fund or for any other class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirement. The JPMorgan Funds do not charge a fee for this privilege. In addition, the JPMorgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the JPMorgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any JPMorgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund receives the request by 4:00 p.m. ET.

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

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Do I pay a redemption fee on an exchange?

Because exchanges involve redemptions, you will pay a redemption fee on certain exchanges. See “Redeeming Fund Shares — Do I pay a redemption fee?” below.

Are exchanges taxable?

Generally, an exchange between JPMorgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the JPMorgan Funds, certain JPMorgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any JPMorgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through JPMorgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order is accepted when accompanied by all required documentation in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

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How to Do Business with the Fund

CONTINUED

What will my shares be worth?

If the Fund or a Financial Intermediary accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted.

Do I pay a redemption fee?

If you sell or exchange your shares of the Fund offered in this prospectus within 60 days of purchase or exchange into the Fund, you will pay a redemption fee of 2.00% of the value of the shares sold. The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60-day holding period. Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60-day holding period.

The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.	Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as a result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. The Statement of Additional Information contains additional details concerning redemption fees. Your Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee. Check with your Financial Intermediary for more details.

The redemption fees are paid to the Fund and are designed to offset the brokerage commissions, capital gains impact, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. The Fund does not impose a redemption fee if the amount of such fee would be less than $50. Your Financial Intermediary may have a lower minimum or no minimum for charging redemption fees. Check with your Financial Intermediary for more details.

The Fund often does not have direct access to shareholder information and is dependent upon Financial Intermediaries to apply redemption fees to Fund accounts held by such Financial Intermediaries on behalf of multiple investors. These accounts, which may include omnibus accounts or retirement plan accounts, typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another. In these circumstances, the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While

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the Fund may request information concerning individual shareholders, the Fund generally must rely on the Financial Intermediary to identify shareholders who should be charged a redemption fee as well as to collect the redemption fee and remit it to the Fund. There is no assurance that such Financial Intermediaries will be effective or uniform in applying the redemption fees to underlying accounts or that such Financial Intermediaries will assess, collect or remit such redemption fees.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach JPMorgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a redemption fee.

2.	If your account falls below the minimum required balance and is closed as a result you will not be charged a redemption fee. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

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Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares and pays any net investment income annually. The Fund declares and pays capital gain at least annually. You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are properly designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. The amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period requirements with respect to the Fund. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates.

If you receive properly designated distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Capital gain dividends of a non-corporate U.S. shareholder recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source. Since it is anticipated that more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of stock or securities in foreign corporations, the Fund may elect to “pass through” to its shareholders the foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder.

The Fund’s investments in certain debt obligations and derivative instruments may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate tax at the Fund level.

The Fund’s investments in ETFs, affiliated money market funds and other investment companies could affect the amount, timing, and character of distributions from the Fund, and, therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you

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received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. JPMorgan Funds will charge a fee for statement requests that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half year you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the JPMorgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose its 10 largest stock portfolio holdings and the percentages that each of these 10 largest stock portfolio holdings represent of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

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Risk and Reward Elements
for the Fund

This table identifies the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions
• The Fund’s share price and performance will fluctuate in response to stock market movements
• The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls
• The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information
• Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term
• Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification
• Most bonds will rise in value when interest rates fall
• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Emerging markets can offer higher returns

• Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds; equity investments may include common stocks, convertible securities, preferred stocks, depositary receipts (such as ADRs and EDRs), trust or partnership interests, warrants, rights, and investment company securities
• During severe market downturns, the Fund has the option of investing up to 100% of assets in high quality short-term instruments

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities choices and other management decisions	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses
• Except as noted earlier in this prospectus, the Fund manages the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”)

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates liquid assets to offset leverage risk

Exchange Traded Funds (ETFs) and other investment companies
• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company	• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)[1]

1	Under the 1940 Act, a Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, a Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

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Risk and Reward Elements
for the Fund

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

ETFs and other investment companies (continued)
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
•  Pursuant to Rule 12d1-1 of the 1940 Act, the Fund may invest an unlimited amount of its uninvested cash in a money market fund, subject to certain conditions.

Derivatives*
• Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position
• Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Fund which can reduce returns

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Fund could make money and protect against losses if the investment analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark
• The Fund only establishes hedges that it expects will be highly correlated with underlying positions
• The Fund may use derivatives in an effort to produce increased income or gains

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives (continued)
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

Securities lending
• When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Fund may enhance income through the investment of the collateral received from the borrower
• The adviser maintains a list of approved borrowers
• The Fund receives collateral equal to at least 100% of the current value of securities loaned plus accrued interest
• The lending agents indemnify the Fund against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• The Fund may not invest more than 15% of net assets in illiquid holdings
• To maintain adequate liquidity to meet redemptions, the Fund may hold high-quality short-term instruments (including repurchase agreements) and for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets

Short-term trading
• Increased trading could raise the Fund’s brokerage and related costs • Increased short-term capital gains distributions could raise shareholders’ income tax liability.	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

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Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to the Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan (the former and current corporate parent of JPMorgan Investment Advisors), JPMDS, One Group Services Company (One Group Mutual Funds’ former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-advisor to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and their current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the Commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

BOIA is now known as JPMorgan Investment Advisors Inc.

JPMORGAN INTERNATIONAL EQUITY FUNDS

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HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co. All Rights Reserved.                          2007.

PR-      -

PROSPECTUS JANUARY XX, 2007

JPMorgan

Tax Aware

Funds

JPMorgan Tax Aware Real Return SMA Fund

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

CONTENTS

JPMorgan Tax Aware Real Return SMA Fund	1
Tax Aware Investing	6
The Fund’s Management and Administration	7
How to Do Business with the Fund	9
Purchasing Fund Shares	9
Exchanging Fund Shares	11
Redeeming Fund Shares	11
Shareholder Information	12
Distributions and Taxes	12
Shareholder Statements and Reports	13
Availability of Proxy Voting Record	14
Portfolio Holdings Disclosure	14
Investments	15
Risk and Reward Elements for the Fund	18
Legal Proceedings Relating to Banc One Investment Advisors Corporation and Certain of its Affiliates	24
How To Reach Us	Back cover

JPMorgan
    Tax Aware Real Return SMA Fund

Risk/Return Summary

For a more detailed discussion of the Fund’s investments and main risks, as well as Fund strategies, please see pages 18–23.

The Fund’s Objective

The Fund seeks to maximize after-tax inflation protected return.

The Fund’s Main Investment Strategy

In seeking after-tax return, the Fund, under normal circumstances, will invest primarily in municipal obligations whose interest payments are excluded from federal income tax. The Fund will also invest its assets in derivative instruments, such as inflation-linked swaps, for the purpose of providing real return. For purposes of this prospectus, “Real Return” means total return less the estimated cost of inflation. In the future, J.P. Morgan Investment Management Inc. (“JPMIM”), the adviser may use other strategies to achieve the Fund’s objective including investments in other types of securities which provide after-tax return and direct investments in inflation-linked securities such as Treasury Inflation Protected Securities (TIPS) and municipal inflation-linked securities, if available.

As part of its principal investment strategies, the Fund may invest a substantial portion of its assets in derivatives including swaps where the Fund receives inflation-linked payments. Derivatives are investments that have a value based on another investment, exchange rate or index. The Fund may use futures contracts, options, and other derivatives as tools in the management of portfolio assets. The Fund may use derivatives to provide inflation-protection, maintain interest rate, sector and yield curve exposure, hedge various investments and for tax and risk management purposes and to increase income and gain.

The average dollar weighted maturity of the Fund’s portfolio will be between three and ten years.

The Fund will invest primarily in securities that, at the time of purchase, are rated as investment grade by Moody’s Investor Service, Inc. (Moody’s), Standard and Poor’s Corporation (S&P), Fitch Rating (Fitch), or the equivalent by another national rat ing organization, or unrated but are deemed by the adviser to be of comparable quality. No more than 10% of total assets may be invested in securities below investment grade (junk bonds).

The Fund seeks to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gains by minimizing the net gains available for distribution. In doing so, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gains, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security with a capital loss. In addition, the Fund seeks to minimize distributions that are taxed as ordinary income and not qualified dividend income.

The Fund also may invest in taxable debt securities, including but not limited to, asset-backed and mortgage-related securities, U.S. government and agency securities, domestic corporate bonds and money market instruments and repurchase agreements. The Fund may engage in short sales including short sales of forward commitments. The Fund may invest in shares of other investment companies, including shares of affiliated investment companies.

The Fund’s Board of Trustees may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is non-diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
Investors considering the Fund should understand that:
•	There is no assurance that the Fund will meet its investment objective.
•	The Fund does not represent a complete investment program.

JPMORGAN TAX AWARE FUNDS

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    Tax Aware Real Return SMA Fund

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Investment Process

The adviser selects investments for the Fund by analyzing both individual securities and different market sectors. Taking a long-term approach, JPMIM looks for individual fixed income investments that it believes will perform well over market cycles and spreads the Fund’s holdings across various security types. JPMIM selects individual securities after performing a risk/reward evaluation of interest rate risk, credit risk and the complex legal and technical structure of the transaction.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions and the implementation of the tax aware strategy.

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

The Fund’s Main Investment Risks

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

The Fund’s share price and total return will vary in response to changes in interest rates. How well the Fund’s performance compares to that of similar funds will depend on the success of the investment process.

Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund’s income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn. Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.

The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. The use of derivatives for hedging purposes, risk management or to increase income or gains may not be successful, resulting in losses to the Fund, and the cost of hedging may reduce the Fund’s returns.

Repurchase agreements involve some risk to the Fund that the counterparty does not meet its obligation under the agreement.

Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses.

The Fund may also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. The Fund will segregate liquid assets at its custodian bank in an amount sufficient to cover its obligations under swap agreements.

The Fund may also be subject to the risk that its inflation-linked derivative contracts will be with a limited number of counterparties. This may result in certain concentration risk, including counterparty liquidity, deflation and pricing risk.

Deflation to the U.S. economy could cause the principal to decline and inflation-linked securities could underperform traditional Treasury securities. Also, the inflation adjustments to the principal may be taxable in the year in which such adjustments occur even

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though the Fund will not receive the inflation-adjusted principal until the security matures (this is the case with TIPS which are exempt from state and local income taxes, but subject to federal income tax).

Long-term debt securities are more sensitive to interest rate changes than other fixed-income securities. To the extent that the Fund seeks higher returns by investing in non-investment grade bonds, often called junk bonds, it takes on additional risks, since these bonds are considered speculative with respect to the ability of the issuer to make timely principal and interest payments.

Investments in mortgage-backed, asset-backed, and mortgage-related securities such as collateralized mortgage obligations involve risk of loss due to prepayments that occur earlier or later than expected, and, like any bond, due to default. Some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying investments. The Fund’s mortgage-related securities are sensitive to changes in interest rates and may be volatile. Certain types of mortgage-related securities such as interest-only and principal-only mortgage-backed securities and collateralized mortgage obligations may be more volatile than other types of mortgage-backed securities and subject to a higher risk of nonpayment.

Indebtedness of certain issuers identified with the U.S. government whose securities may be held by the Fund, including the well-known Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment and/or principal like the indebtedness of private issuers.

The Fund may enter into short sales of certain securities and must borrow the securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and it may have to sell long positions at disadvantageous times to cover its short positions.

If the Fund invests in shares of another investment company its shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company.

The Fund’s tax aware strategies may reduce the amount of taxable income that you recognize as a result of your investment in the Fund, but they will not eliminate it. These strategies may require trade-offs that reduce pre-tax income.

Managing the Fund to maximize after-tax returns may also potentially have a negative effect on the Fund’s performance. Because tax consequences are considered in managing the Fund, the Fund’s pre-tax performance may be lower than that of a similar fund that is not tax-managed.

If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company.

[As discussed below under “The Fund’s Management and Administration”, JPMIM does not receive a fee from the Fund for its advisory services, but is, instead compensated by the fees paid by investors from the wrap fee. There is a risk that this fee arrangement could cause the Fund to fail to qualify as a regulated investment company, as discussed below under “Distributions and Taxes”, which could result in unfavorable tax treatment.]

The Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent the Fund from achieving its objective.

Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

JPMORGAN TAX AWARE FUNDS

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JPMorgan
    Tax Aware Real Return SMA Fund

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WHO MAY WANT TO INVEST
The Fund is designed for investors who:
•	are pursuing a goal of inflation protected after-tax return
•	want to add a tax sensitive income investment to further diversify a portfolio

The Fund is not designed for investors who:
•	are investing for aggressive long-term growth
•	are in a low tax bracket

The Fund’s Performance

The Fund will commence operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has performed for at least one calendar year, a bar chart and a performance table will be included in the prospectus to show the performance of the Fund.1 An appropriate broad-based market index will also be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

1	The Fund’s fiscal year end is 10/31.

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Estimated Investor Expenses

The estimated expenses before and after reimbursement are shown below.

ESTIMATED ANNUAL OPERATING EXPENSES (%)
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees[1]
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees
Other Expenses[2]
Total Annual Operating Expenses
Fee Waivers and Expense Reimbursements[3]
Net Expenses[3]

1	This amount, which is not paid by the Fund, reflects the current maximum portion of the wrap fee attributable to the management of the Fund (not the management of the entire wrap account). The adviser does not charge a management fee to the Fund. You should be aware, however, that the Fund is an integral part of wrap programs. Participants in these programs pay a wrap fee to the sponsor of the program. You should read carefully the wrap fee brochure provided to you by the sponsor or your investment adviser. The brochure is required to include information about the fees charged to you by the sponsor and the fees paid by the sponsor to the adviser. You pay no additional fees or expenses to purchase shares of the Fund.

2	“Other Expenses” are based on estimated amounts for the current fiscal year.

3	No expenses or fees are borne by the Fund pursuant to contractual arrangements.

Example

The example below is intended to help you compare the cost of investing in the Shares with the cost of investing in other mutual funds. The example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses.

This example is for comparison only; the actual returns of Shares and your actual costs may be higher or lower.

	1 YEAR	3 YEARS
YOUR COST ($) (with or without redemption)	$0	$0

JPMORGAN TAX AWARE FUNDS

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Tax Aware Investing

Tax Aware Investing

Most mutual funds focus on pre-tax returns and largely ignore shareholder tax considerations. By contrast, the Fund attempts to achieve high after-tax returns for shareholders by balancing investment considerations and tax considerations. The Fund seeks to achieve returns primarily in the form of price appreciation (which is not subject to current tax until the Fund sells the appreciated security). The Fund seeks to minimize income distributions and distributions of realized short-term capital gains (taxed as ordinary income). Among the techniques and strategies used in the tax-efficient management for the Fund is the following:

•	employing a long-term approach to investing;

•	attempting to minimize net realized short-term capital gains; and

•	selectively using tax-advantaged hedging techniques as an alternative to taxable sales.

•	investing in municipal securities, the interest from which is exempt from federal income tax.

The Fund generally intends to pay redemption proceeds in cash; however, the Fund reserves the right at its sole discretion to pay redemptions over $250,000 in-kind.

An in-kind redemption payment can shield the Fund — and other shareholders — from tax liabilities that might otherwise be incurred if the Fund has to sell portfolio securities in order to satisfy redemptions.

Investors can expect the Fund generally to distribute a smaller percentage of returns each year than most other equity mutual funds. There can be no assurance, however, that taxable distributions can always be avoided.

JPMORGAN TAX AWARE FUNDS

6

The Fund’s Management
and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest.

The Fund’s Investment Adviser

JPMIM is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMIM is located at 245 Park Avenue, New York, NY 10167.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

The Fund will not pay any direct advisory or other fees. See “Estimated Investor Expenses” for more information on this arrangement.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Managers

The portfolio management team is lead by Deepa Majmudar and Richard Taormina. Ms. Majmudar, a Vice President of JPMIM, is a portfolio manager in the Tax Aware Fixed Income Group. An employee since 2003, Ms. Majmudar is responsible for developing quantitative and risk management strategies and portfolio management. Previously, she worked as a quantitative analyst at Alliance Capital Management (& its predecessor firms) since 1999. Mr. Taormina, a Vice President of JPMIM, is a portfolio manager in the Tax Aware Fixed Income Group. An employee since 1997, Mr. Taormina is responsible for managing municipal mutual funds, institutional fixed income accounts, and quantitative analysis.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and their ownership of securities in the Fund is provided in the Fund’s Statement of Additional Information.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees each Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all non-money market and non-investor funds in the JPMorgan Chase Funds Complex and 0.075% of average daily net assets over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS), under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.10% of the average daily net assets of the Fund held by investors serviced by the shareholder servicing agent. JPMDS may enter into services agreements with Financial Intermediaries under which it will pay all or a portion of the 0.10% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS, and from time to time, other affiliates of JPMIM, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries who sell shares of the JPMorgan Funds. For this purpose, Financial Intermediaries include investment advisers, financial advisors, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. These additional cash payments are payments over and above the shareholder servicing fees which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder or

JPMORGAN TAX AWARE FUNDS

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The Fund’s Management
and Administration

CONTINUED

administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the JPMorgan Funds on a sales list, including a preferred or select sales list, or other sales programs. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to JPMorgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the JPMorgan Fund and the dollar amount of shares sold.

JPMORGAN TAX AWARE FUNDS

8

How to Do Business
with the Fund

PURCHASING FUND SHARES

Who can buy shares?

Shares of the Fund may be purchased only by or on behalf of “wrap fee” accounts where JPMIM serves as the investment adviser or sub-adviser to the account with the wrap program sponsor or directly with the client. Fund shares may not be purchased directly by individuals.

The Fund intends to redeem shares held by or on behalf of a shareholder who ceases to be an eligible investor as described above and each investor, by purchasing shares, agrees to any such redemption. Best efforts will be made to provide the applicable wrap program sponsor with advance notice of any such redemption on behalf of the client.

When can I buy shares?

Purchase orders are made based on instructions from your managed account’s investment adviser or sub-adviser to the broker-dealer who executes trades for your account.

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. JPMorgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received, together with a completed Account Application. Generally, purchase and redemption orders are made by JPMIM in its capacity as investment adviser or sub-adviser to the applicable wrap account. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund after the NYSE closes will be effective the following business day.

Share ownership is electronically recorded, therefore no certificates will be issued.

[The JPMorgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to seek to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any fund, these risks may be higher for funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the fund calculates its net asset value. The JPMorgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the JPMorgan Funds, or exchanges between or among the JPMorgan Funds, that indicates market timing or trading that they determine is abusive.

The JPMorgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days with the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

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How to Do Business
with the Fund

CONTINUED

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the Fund is unable to identify market timers effectively, long-term investors may be adversely affected. Although the JPMorgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Fund’s own operational systems and procedures will identify and eliminate all market timing activities. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Fund seeks to monitor for market timing activities in omnibus accounts, including wrap programs, the netting effect limits the Fund’s ability to locate and eliminate individual market timers.

The Fund has attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Fund will be able to effectively identify and eliminate market timing and abusive trading in the Fund particularly with respect to omnibus accounts.

The JPMorgan Funds will seek to apply the Fund’s market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases and redemptions made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases or redemptions that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive.]

How much do shares cost?

Shares are sold at net asset value (NAV) per share.

NAV per share is calculated by dividing the total market value of the Fund’s investments and other assets allocable to a class (minus class liabilities) by the number of outstanding shares in that class.

The market value of the Fund’s investments is determined primarily on the basis of readily available market quotations. Certain short-term securities are valued at amortized cost, which approximates market value. If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Fund’s Board of Trustees. A security’s valuation may differ depending on the method used for determining value. In addition, the Fund has implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the Fund. The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the Fund’s Board of Trustees, determines that the market quotations do not accurately reflect the value of a security and determines that use of another fair valuation methodology is appropriate. The Board of Trustees receives regular reporting concerning the generation of the fair valuation procedures.

The Fund’s NAV may change every day. NAV is calculated each business day following the close of the NYSE at 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next

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calculation of NAV after the order is accepted in accordance with this prospectus.

How do I open an account?

Eligible clients or their wrap program sponsors may open an account by submitting an executed advisory agreement with JPMIM.

Shares are not subject to a minimum investment requirement.

EXCHANGING FUND SHARES

What are my exchange privileges?

Shares of the Fund may not be exchanged for Shares of another JPMorgan Fund.

REDEEMING FUND SHARES

When can I redeem shares?

Shares may be redeemed on any day that the Fund is open for business.

Redemption orders accepted by the Fund before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price.

A redemption order is accepted when accompanied by all required documentation in the proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

As the wrap program sponsor, you, on behalf of the eligible client, may send a written redemption request to the Fund at the following address:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

Normally, redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund accepts your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is accepted.

You may write to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The SEC has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

A shareholder generally will recognize a gain or loss on a redemption for federal income tax purposes. A shareholder should talk to a tax advisor before making a redemption.

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Shareholder
Information

DISTRIBUTIONS AND TAXES

The Fund can earn income and can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund generally declares dividends on the last business day of each month and pays such dividends on the first business day of the following month. The Fund makes net capital gains distributions, if any, at least annually. The Fund may declare an additional ordinary income dividend in a given year, depending on its tax situation. However, the Fund may also make fewer net capital gain payments in a given year, depending on its investment results. Dividends and distributions consist of substantially all of the Fund’s net investment income and net capital gain. The Fund may decide to make more or fewer distributions in a given year.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends will not be affected by the form in which you receive them.

[The Fund intends to elect to be treated as a regulated investment company under Subchapter M of the Code for the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gain it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In that case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as dividend income to the extent of the Fund’s earnings and profits.

As stated above under the heading, “The Fund’s Management and Administration — The Fund’s Investment Advisor”, JPMIM does not receive a fee from the Fund for providing investment advisory services, but JPMIM may benefit from the Fund being an investment option in a wrap program sponsored by JPMIM. The Fund has taken the position that this fee arrangement will not prevent the dividends paid by the Fund from qualifying for the dividends-paid deduction under section 561 of the Code. Investors should be aware that there is no authority on point, and that the Internal Revenue Service (“IRS”) may adopt a contrary position. The IRS has expressed positions contrary to this opinion and therefore may well disagree with the Fund’s position. If this fee arrangement caused the dividends paid by the Fund to not qualify for the dividends-paid deduction because they were considered preferential dividends within the meaning of section 562(c) of the Code, the Fund would fail to qualify as a regulated investment company with the consequences described in the paragraph above.]

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income.

Dividends of net investment income paid to a non-corporate U.S. shareholder during a taxable year beginning before January 1, 2011 that are designated as qualified dividend income will generally be taxable to such shareholder at a maximum rate of 15%. However, the amount of dividend income that may be so designated by the Fund will generally be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the noncorporate U.S. shareholder must meet certain holding period requirements with respect to the Fund shares. Dividends of net investment income that are not designated as qualified dividend income and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates. It is unlikely that dividends from the Fund will qualify to any significant extent for designation as qualified dividend income.

Properly designated dividends of tax-exempt interest income paid by the Fund are not subject to federal income taxes, but will generally be subject to

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state and local taxes. The state or municipality where you live may not charge you state or local taxes on properly designated dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

If you receive properly designated distributions of net capital gain, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that a Fund owned for more than one year and that are properly designated by a Fund as capital gain dividends will be taxable as long-term capital gains. Capital gain of a non-corporate U.S. shareholder that is recognized during a taxable year beginning before January 1, 2011 generally will be taxed at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

The Fund’s investments in certain debt obligations and derivative instruments may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate tax at the Fund level.

The Fund’s investments in affiliated money market funds and other investment companies could affect the amount, timing and character of distributions from the Fund, and therefore, may increase the amount of taxes payable by shareholders.

Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The dates on which dividends and capital gains will be distributed for calendar year 2007 will be available online at www.jpmorganfunds.com.

Investment income received by the Fund from sources in foreign jurisdictions may have taxes withheld at the source.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or the wrap fee sponsor will send shareholders transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. The wrap fee sponsor may have a different cut-off time.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. To receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. To receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

After each fiscal half-year, shareholders will receive a financial report from the Fund. In addition, the Fund will periodically send shareholders proxy statements and other reports.

If you, as a shareholder, have any questions or need additional information, please write to the JPMorgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

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Shareholder
Information

CONTINUED

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a certified, complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Fund’s website at www.jpmorganfunds.com and on the SEC’s web-site at www.sec.gov.

The Fund will disclose the Fund’s 10 largest stock portfolio holdings and the percentages that each of these 10 largest stock portfolio holdings represent of the Fund’s total assets as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

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JPMorgan
Tax Aware Funds

INVESTMENTS

This table discusses the customary types of investments which can be held by the Fund. In each case the related types of risk are also listed.

Instrument	Risks
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.
prepayment, market, credit, interest rate
Bank Obligations: Bank obligations consist of bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.
credit, currency, liquidity, political
Brady Bonds: Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.
credit, interest rate, liquidity, market, natural event, prepayment, valuation
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	credit, currency, interest rate, liquidity, market, political
Convertible Securities: Bonds or preferred stock that can convert to common stock.	credit, currency, interest rate, liquidity, market, political, valuation
Corporate Debt Securities: Corporate debt securities may include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.
market, credit
Mortgages (Directly Held): Mortgages are debt instruments secured by real property.	credit, environmental, extension, interest rate, liquidity, market, natural event, political, prepayment, valuation
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans.	credit, currency, extension, interest rate, leverage, market, political, prepayment
Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.[1]
currency, extension, interest rate, leverage, liquidity, market, political, prepayment

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JPMorgan
Tax Aware Funds

CONTINUED

Instrument	Risks
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.
market, credit, political, tax, interest rate
Obligations of Supranational Agencies: Obligations of supranational agencies which are chartered to promote economic development and are supported by various governments and governmental agencies.[2]	credit, foreign investment
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.
credit, interest rate, liquidity, market, valuation
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	credit, interest rate, liquidity, market, natural event
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	credit, interest rate, liquidity, market, natural event, prepayment, valuation
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.[1]
credit
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	credit, leverage
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.
credit, currency, interest rate, leverage, market, political, valuation
U.S. Government Obligations: U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupon Under Book Entry Safekeeping (“CUBES”).
interest rate
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero coupon debt securities which convert on a specified date to interest bearing debt securities.
credit, currency, interest rate, liquidity, market, political, valuation

1	All forms of borrowing (including mortgage dollar-rolls and reverse repurchase agreements) are limited in the aggregate and may not exceed 33-1/3% of the Fund’s total assets.

2	All foreign securities in the aggregate may not exceed 25% of the Fund’s assets.

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Risk related to certain fixed income investments held by the Funds:

•	Credit risk The risk a financial obligation will not be met by the issuer of a security or the counterparty to a contract, resulting in a loss to the purchaser.

•	Currency risk The risk currency exchange rate fluctuations may reduce gains or increase losses on foreign investments.

•	Environmental risk The risk that an owner or operator of real estate may be liable for the costs associated with hazardous or toxic substances located on the property.

•	Extension risk The risk a rise in interest rates will extend the life of a mortgage-backed security to a date later than the anticipated prepayment date, causing the value of the investment to fall.

•	Foreign Investment Risk The risk that the Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information.

•	Interest rate risk The risk a change in interest rates will adversely affect the value of an investment. The value of fixed income securities generally moves in the opposite direction of interest rates (decreases when interest rates rise and increases when interest rates fall).

•	Leverage risk The risk of gains or losses disproportionately higher than the amount invested.

•	Liquidity risk The risk the holder may not be able to sell the security at the time or price it desires.

•	Market risk The risk that when the market as a whole declines, the value of a specific investment will decline proportionately. This systematic risk is common to all investments and the mutual funds that purchase them.

•	Natural event risk The risk a natural disaster, such as a hurricane or similar event, will cause severe economic losses and default in payments by the issuer of the security.

•	Political risk The risk governmental policies or other political actions will negatively impact the value of the investment.

•	Prepayment risk The risk declining interest rates will result in unexpected prepayments, causing the value of the investment to fall.

•	Tax Risk The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also the risk that the tax treatment of municipal or other securities could be changed by Congress thereby affecting the value of outstanding securities.

•	Valuation risk The risk the estimated value of a security does not match the actual amount that can be realized if the security is sold.

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Risk and Reward Elements
for the Funds

This table discusses the main elements that make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities and asset allocation choices	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns

Market Conditions

• The Fund’s share price, yield, and total return will fluctuate in response to inflation and bond market movements
• The value of most bonds and inflation-linked investments will fall when interest rates rise. The longer a bond’s maturity and the lower its credit quality, the more its value typically falls. Interest payments on inflation-linked securities[1] are unpredictable and will fluctuate as principal and/or interest is adjusted for inflation
• Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective
• Mortgage-backed and asset-backed securities (securities representing an interest in, or secured by, a pool of mortgages or other assets such as receivables) and direct mortgages could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated
• The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers; therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

• Bonds have generally outperformed money market investments over the long term with less risk than stocks
• Most bonds will rise in value when interest rates fall
• Mortgage-backed and asset-backed securities and direct mortgages can offer attractive returns

• Under normal circumstances the Fund plans to remain fully invested in bonds and other fixed income securities; the Fund may invest uninvested cash in affiliated money market funds
• Bond Investments may include U.S. and foreign corporate and government bonds, mortgage-backed and asset-backed securities, convertible securities, participation interests and private placements
• The Fund seeks to limit risk and to enhance after tax yields through careful management, sector allocation, individual securities selection and duration management
• During severe market downturns, the Fund has the option of investing up to 100% of its assets in high-quality short-term instruments
• The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities and mortgage prepayments

1	The Fund may invest in inflation-linked securities, including TIPS. Unlike conventional bonds, the principal or interest of inflation-linked securities is adjusted periodically to a specified rate of inflation. For example, the principal amount of TIPS is adjusted periodically for inclusion using the Consumer Price Index for all Urban Consumers (CPI). Inflation-linked securities of foreign issuers are generally indexed to the inflation rates in their respective economies.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign currencies

• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets	• Favorable exchange rate movements could generate gains or reduce losses
• The Fund actively manages the currency exposure of its foreign investments and may hedge a portion of its foreign currency exposure into the U.S. dollar or other currencies which the adviser deems more attractive (see also “Derivatives”)

Securities lending

• When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults
• The collateral will be subject to the risks of the securities in which it is invested
• The Fund may enhance income through the investment of the collateral received from the borrower
• The adviser maintains a list of approved borrowers
• The Fund receives collateral equal to at least 100% of the current value of securities loaned plus accrued interest
• The lending agents indemnify the Fund against borrower default
• The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses
• Upon recall, the borrower must return the securities loaned within the normal settlement period

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Risk and Reward Elements
for the Funds

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

ETFs and other investment companies

• If the Fund invests in shares of another investment company, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company
• The price movement of an ETF may not track the underlying index, market, sector, regions or industries and may result in a loss.
• Helps to manage smaller cash flows • Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries
• Absent an exemptive order of the Securities and Exchange Commission (the “SEC”), the Fund’s investments in other investment companies, including ETFs, are subject to the percentage limitations of the Investment Act of 1940 (“1940 Act”)[1]
• A SEC exemptive order granted to various iShares funds (which are ETFs) and their investment adviser permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs
• A SEC exemptive order permits the Fund to invest its uninvested cash, up to 25% of its assets, in one or more affiliated money market funds if the adviser waives and/or reimburses its advisory fee from the Fund in an amount sufficient to offset any doubling up of investment advisory, shareholder servicing and administrative fees

1	Under the 1940 Act, the Fund may not own more than 3% of the outstanding voting stock of another investment company. Additionally, the Fund’s aggregate investments in other investment companies are restricted as follows: no more than 5% of the Fund’s total assets when the Fund invests in another investment company; and no more than 10% of its total assets when the Fund invests in two or more investment companies.

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*

• Derivatives such as futures, options, swaps and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred
• The Fund may have difficulty exiting a derivatives position.
• Derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities
• The counterparty to a derivatives contract could default
• Derivatives that involve leverage could magnify losses
• Certain types of derivatives involve costs to the Fund which can reduce returns
• Derivatives used for non-hedging purposes could cause losses that exceed the original investment
• Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

• Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost
• The Fund could make money and protect against losses if the investment analysis proves correct
• Derivatives that involve leverage could generate substantial gains at low cost

• The Fund uses derivatives, such as futures, options, swaps, and forward foreign currency contracts, for hedging and tax and risk management purposes (i.e., to adjust duration or yield curve exposure or to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark
• The Fund only establishes hedges that it expects will be highly correlated with underlying positions
• While the Fund may use derivatives that incidentally involve leverage, it does not use them for the specific purpose of leveraging their portfolios

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

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Risk and Reward Elements
for the Funds

CONTINUED

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Short Selling

• Short sales may not have the intended effects and may result in losses
• The Fund may not be able to close out a short position at a particular time or at an acceptable price
• The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities
• Segregated assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility
• Short sales involve leverage risk, credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the stock at the time of the short sale
• The Fund could make money and protect against losses if management’s analysis proves correct • Short selling may allow the Fund to generate positive returns in declining markets
• The Fund segregates liquid assets to cover short positions and offset a portion of the leverage risk
• The Fund makes short sales through brokers that the adviser has determined to be highly creditworthy

Illiquid holdings

• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities
• The Fund may not invest more than 15% of its net assets in illiquid holdings
• To maintain adequate liquidity, the Fund may hold high quality short-term instruments and may borrow (including repurchase agreements and reverse repurchase agreements) from banks up to 33-1/3% of the value of its total assets

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates liquid assets to offset leverage risk

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POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Short-term trading

• Increased trading could raise the Fund’s brokerage and related cost
• Increased short-term capital gains distributions could raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gains from short-term trading, would reduce the Fund’s returns.
	• The Fund could realize gains in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund will generally avoid short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

Credit quality

• The default of an issuer would leave the Funds with unpaid interest or principal
• Junk bonds (those rated BB, Ba or lower) have a higher risk of default, tend to be less liquid and may be more difficult to value
• Investment-grade bonds have a lower risk of default • Junk bonds offer higher yields and higher potential gains
• The Fund maintains its own policies for balancing credit quality against potential yields and gains in light of its investment goals
• The adviser develops its own ratings of unrated securities and makes a credit quality determination for unrated securities

Foreign Investments

• The Fund could lose money because of foreign government actions, political instability or lack of adequate and accurate information
• Currency exchange rate movements could reduce gains or create losses
• Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

• Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification
• Favorable exchange rate movements could generate gains or reduce losses

• Foreign bonds may be a significant investment (25% of assets) for the Fund
• To the extent that the Fund invests in foreign bonds, they will hedge their currency exposure into the U.S. dollar (see also “Derivatives”); these currency management techniques may not be available for certain emerging markets investments

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Legal Proceedings Relating to Banc One Investment
Advisors Corporation and Certain of its Affiliates

None of the actions described below allege that any unlawful activity took place with respect to any Fund whose shares are offered in this prospectus.

On July 1, 2004, Bank One Corporation, the former corporate parent of the One Group Dealer Services, Inc., One Group Administrative Services, Inc. and Banc One Investment Advisors Corporation (BOIA), the investment adviser to the former One Group Mutual Funds, merged into JPMorgan Chase. As a consequence of the merger, on that date, the Distributor, the Administrator and BOIA became affiliates of both JPMIM and JPMorgan Chase Bank, N.A. JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) (JPMDS) and JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) became the distributor and administrator, respectively, of the JPMorgan Funds effective February 19, 2005.

Prior to becoming an affiliate of JPMorgan Chase, on June 29, 2004, BOIA entered into agreements with the Securities and Exchange Commission (SEC) and the New York Attorney General (NYAG) in resolution of investigations conducted by the SEC and the NYAG into market timing of certain mutual funds advised by BOIA, possible late trading of certain of these funds and related matters. In this connection, BOIA or its affiliates agreed to pay disgorgement and a civil money penalty in an aggregate amount of $50 million. The settlement agreement with the NYAG also requires BOIA to reduce its management fee for certain series of the former One Group Mutual Funds, in an aggregate amount of approximately $8 million annually over a five year period commencing September 2004.

In addition to the matters involving the SEC and NYAG, various lawsuits were filed by private plaintiffs in connection with these circumstances in various state and federal courts. These actions were transferred to the United States District Court for the District of Maryland for coordinated or consolidated pretrial proceedings by the orders of the Judicial Panel on Multidistrict Litigation, a federal judicial body that assists in the administration of such actions. The plaintiffs filed consolidated amended complaints, naming as defendants, among others, BOIA, Bank One Corporation and JPMorgan Chase (the former and current corporate parent of BOIA), the Distributor, One Group Services Company (One Group Mutual Funds former distributor), Banc One High Yield Partners, LLC (now known as JPMorgan High Yield Partners LLC) (the sub-adviser to JPMorgan High Yield Bond Fund and JPMorgan Core Plus Bond Fund), certain officers of BOIA, certain officers of One Group Mutual Fund and One Group Mutual Funds now known as JPMorgan Trust II (Trust II). These complaints alleged, among other things, that various defendants (i) violated various antifraud and other provisions of federal securities laws, (ii) breached their fiduciary duties, (iii) unjustly enriched themselves, (iv) breached Fund-related contracts, and (v) conspired to commit unlawful acts.

As of June 14, 2006, all claims against Trust II and current and former trustees have been dismissed by the United States District Court in Maryland. Certain claims against BOIA and its affiliates have also been dismissed, and a settlement in principle has been reached for the purpose of resolving all remaining claims in the litigation in Maryland. The settlement is subject to court approval.

In addition, on August 30, 2005, the commissioner of the West Virginia Securities Division entered a Summary Cease and Desist Order and Notice of Right to Hearing with respect to JPMorgan Investment Advisors Inc. and JPMorgan Chase & Co. The order focuses on conduct characterized as market timing and violations of West Virginia securities laws. The order generally relates to the same facts that were the subject of the SEC Order and NYAG settlement discussed above.

BOIA is now known as JPMorgan Investment Advisors Inc.

JPMORGAN TAX AWARE FUNDS

24

HOW TO REACH US

MORE INFORMATION

For investors who want more information on this Fund the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC
Washington, DC 20549-0102
1-202-551-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC’s website at http://www.sec.gov.

Investment Company Act File No.: 811-21295

©JPMorgan Chase & Co. All Rights Reserved. January 2007.

PR-

JPMorgan International Equity Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

JPMORGAN TRUST I (“JPMT I”)

JPMorgan China Region Fund (the “China Fund” or the “Fund”)

          This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Fund dated February ___, 2007, as supplemented from time to time (“Prospectuses”). The Prospectuses are available, without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at P.O. Box 711235, Columbus, OH 43271-1235.

          This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other JPMorgan Funds.

          For more information about the Fund, simply write or call:

JPMorgan Fund Services
P.O. Box 8528
Boston, MA 02266-8528

1-800-480-4111

SAI-INTEQCH-1106

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Fund

          The Fund began operations on or about the date of this SAI. The Fund is a series of JPMorgan Trust I (“JPMTI”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. The Fund is non-diversified as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

Share Classes

          The Trustees of the Fund have authorized the issuance and sale of the following classes of shares of the Fund:

Select Class, Class A, Class C and R Class

          Currently, the Fund offers the following classes of shares:

Select Class, Class A, Class C and R Class

          The shares of the Fund are collectively referred to in this SAI as the “Shares.”

Miscellaneous

          This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

          This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Fund’s executive offices are located at 245 Park Avenue, New York, NY 10167.

          This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMG”) (each a “JPMorgan Fund,” and together with the Fund, the “JPMorgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, are referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

          The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”) and is sub-advised by JF International Management Inc. (“JFIMI”). JFIMI makes the day-to-day investment decisions for the Fund. Certain other of the JPMorgan Funds are advised by JPMorgan Investment Advisors Inc. (“JPMIA”, formerly known as Banc One Investment Advisors Corporation) or Security Capital Research & Management, Incorporated (“SC-R&M”), and/or sub-advised by JFIMI or Highbridge Capital Management, LLC (“HCM”). JPMIM, JPMIA, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.”

          Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

1

INVESTMENT RESTRICTIONS

          The investment restrictions below have been adopted by JPMTI with respect to the Fund. Except where otherwise noted, these investment restrictions are “fundamental” policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as such term is defined in “Additional Information” in Part II of this SAI. The percentage limitations contained in the restrictions below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. The investment restrictions described below which are not fundamental policies of the Fund may be changed by the Trustees of the Fund without shareholder approval.

          For purposes of fundamental investment restrictions regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the United States Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

          The investment policies of the Fund (including its investment objective) are not fundamental, except as designated in the Prospectus or herein.

          Fundamental Investment Restrictions

          The Fund:

(1) May not purchase the securities of any issuer if, as a result more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

(2) May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;

(3) May not borrow money, except to the extent permitted under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC;

(4) May not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the disposition of “restricted securities”;

(5) May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector;

(6) May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time;

(7) The Fund may make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law;

2

          In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund.

For the purposes of investment restriction (5) above, real estate includes Real Estate Limited Partnerships.

          Non-Fundamental Investment Restrictions. The investment restrictions described below are not fundamental policies of the Fund and may be changed by the Trustees of the Fund without prior shareholder approval.

          The Fund:

(1) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2) May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto;

(3) May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

          There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, or any other later change. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value for other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

INVESTMENT PRACTICES

          The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

FUND NAME

JPMorgan China Region Fund

Instrument	Part II Section Reference

Brady Bonds: Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.

Foreign Investments and Currencies

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. The Funds will sell only covered call and secured put options.

Options and Futures Transactions

3

Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights

Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities, Warrants and Rights

Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities

Corporate Debt Securities: Corporate debt securities may include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.

Debt Instruments

Credit Default Swaps: A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.

Swaps and Related Swap Products

Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

Foreign Investments (including Foreign Currencies)

Exchange Traded Funds: Ownership interest in unit investment trusts, depository receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. Exchange traded funds or ETFs include a wide range of investments such as iShares, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ 100’s.

Investment Company Securities and Exchange Traded Funds

Foreign Currency Transactions: Strategies used to hedge against interest rate and currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on Fund positions or currencies, financial and currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and interest rate and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.

Foreign Investments (including Foreign Currencies)

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Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts and American Depositary Securities.

Foreign Investments (including Foreign Currencies)

High Yield/ High Risk Securities/ Junk Bonds: High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies.	Debt Instruments

Initial Public Offerings (IPOs): A transaction in which a previously private company makes its first sale of stock to the public.	Equity Securities, Warrants and Rights

Investment Company Securities: Shares of other money market mutual funds, including Money Market Funds and shares of other money market funds for which JPMIA or its affiliates serve as investment adviser or administrator. JPMIA will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.

Investment Company Securities and Exchange Traded Funds

New Financial Products: New options and futures contracts and other financial products continue to be developed and the Funds may investment in such options, contracts and products.	Miscellaneous Investment Strategies and Risks

Obligations of Supranational Agencies: Obligations of supranational agencies which are chartered to promote economic development and are supported by various governments and governmental agencies.	Foreign Investments (including Foreign Currencies)

Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over the counter put and call options on fixed income securities, indexes of fixed income securities and futures contracts on fixed income securities and indexes of fixed income securities and (b) futures contracts on fixed income securities and indexes of fixed income securities.

Options and Futures Transactions

Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Rights and Warrants

Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Miscellaneous Investment Strategies and Risks

Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts

5

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements

Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.

Miscellaneous Investment Strategies and Risks

Short Selling: In short selling transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

Short Selling

Sovereign Obligations: Investments in sovereign debt obligations and sovereign fixed income securities.	Foreign Investments and Currencies

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

Swaps and Related Swap Products

Temporary Defensive Positions: To respond to unusual circumstances a Fund may invest a portion of its assets in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks

U.S. Government Obligations: U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book Entry Safekeeping (“CUBES”).

U.S. Government Obligations

When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments

ADDITIONAL INFORMATION REGARDING INVESTMENTS IN THE CHINA REGION

          Investing in China, Hong Kong and Taiwan involves a high degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. Such risks may include: (a) the risk of nationalization or expropriation of assets or confiscatory taxation; (b) greater social, economic and political uncertainty (including the risk of war); (c) dependency on exports and the corresponding

6

importance of international trade; (d) the increasing competition from Asia’s other low-cost emerging economies; (e) greater price volatility and significantly smaller market capitalization of securities markets, particularly in China; (f) substantially less liquidity, particularly of certain share classes of Chinese securities; (g) currency exchange rate fluctuations and the lack of available currency hedging instruments; (h) higher rates of inflation; (i) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (j) greater governmental involvement in and control over the economy; (k) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (l) the fact that China region companies, particularly those located in China, may be smaller, less seasoned and newly-organized companies; (m) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (n) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (o) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (p) the fact that the settlement period of securities transactions in foreign markets may be longer; (q) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (r) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (s) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; and (t) the risk that, because of the degree of interconnectivity between the economies and financial markets of China, Hong Kong and Taiwan, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economies and financial markets of Hong Kong and Taiwan, as well.

          Investment in China, Hong Kong and Taiwan is subject to certain political risks. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. An investment in the Fund involves risk of a total loss. The political reunification of China and Taiwan is a highly problematic issue and is unlikely to be settled in the near future. This situation poses a threat to Taiwan’s economy and could negatively affect its stock market. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for fifty years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance.

          As with all transition economies, China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China’s 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong’s success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion.

          In addition to the risks inherent in investing in the emerging markets, the risks of investing in China, Hong Kong, and Taiwan merit special consideration.

          People’s Republic of China. The government of the People’s Republic of China is dominated by the one-party rule of the Chinese Communist Party.

          China’s economy has transitioned from a rigidly central-planned state-run economy to one that has been only partially reformed by more market-oriented policies. Although the Chinese government has implemented economic reform measures, reduced state ownership of companies and established better corporate governance practices, a substantial portion of productive assets in China are still owned by the Chinese government. The government continues to exercise significant control over regulating industrial development and, ultimately, control over China’s economic growth through the allocation of resources, controlling payment of foreign currency denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies.

7

          Growth has also put a strain on China’s aging infrastructure. Over the past year, the government has attempted to slow down the pace of growth through administrative measures. An interest rate increase was also meant to tighten access to capital, but Chinese state-owned banks often care little about risk and profitability.

          As with all transition economies, China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. The Chinese legal system, in particular, constitutes a significant risk factor for investors. The Chinese legal system is based on statutes. Over the past 25 years, Chinese legislative bodies have promulgated laws and regulations dealing with various economic matters such as foreign investment, corporate organization and governance, commerce, taxation, and trade. However, these laws are relatively new and published court decisions based on these laws are limited and non-binding. The interpretation and enforcement of these laws and regulations are uncertain.

          Hong Kong. In 1997, Great Britain handed over control of Hong Kong to the Chinese mainland government. Since that time, Hong Kong has been governed by a semi-constitution known as the Basic Law, which guarantees a high degree of autonomy in certain matters until 2047, while defense and foreign affairs are the responsibility of the central government in Beijing. The chief executive of Hong Kong is appointed by the Chinese government. Hong Kong is able to participate in international organizations and agreements and it continues to function as an international financial center, with no exchange controls, free convertibility of the Hong Kong dollar and free inward and outward movement of capital. The Basic Law guarantees existing freedoms, including free speech and assembly, press, religion, and the right to strike and travel. Business ownership, private property, the right of inheritance and foreign investment are also protected by law. China has committed by treaty to preserve Hong Kong’s autonomy until 2047; however, if China were to exert its authority so as to alter the economic, political, or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance.

          Taiwan. For decades, a state of hostility has existed between Taiwan and the People’s Republic of China. Beijing has long deemed Taiwan a part of the “one China” and has made a nationalist cause of recovering it. In the past, China has staged frequent military provocations off the coast of Taiwan and made threats of full-scale military action. Foreign trade has been the engine of rapid growth in Taiwan and has transformed the island into one of Asia’s great exporting nations. As an export-oriented economy, Taiwan depends on an open world trade regime and remains vulnerable to downturns in the world economy. Taiwanese companies continue to compete mostly on price, producing generic products or branded merchandise on behalf of multinational companies. Accordingly, these businesses can be particularly vulnerable to currency volatility and increasing competition from neighboring lower-cost countries. Moreover, many Taiwanese companies are heavily invested in mainland China and other countries throughout Southeast Asia, making them susceptible to political events and economic crises in these parts of the region.

          The Fund may hold a significant weighting in securities listed on either the Shanghai and/or Shenzhen stock exchanges. Securities listed on these exchanges are divided into two classes, A shares, which are mostly limited to domestic investors, and B shares, which are allocated for both international and domestic investors. The Fund’s exposure to securities listed on either the Shanghai or Shenzhen exchanges will initially be through B shares. The government of China has announced plans to exchange B shares for A shares and to merge the two markets. Such an event may produce greater liquidity and stability for the combined markets. However, it is uncertain whether or the extent to which these plans will be implemented. In addition to B shares, the Fund may also invest in Hong Kong listed H shares, Hong Kong listed Red chips (which are companies owned by mainland China enterprises, but are listed in Hong Kong), and companies that meet one of the following categories: the company is organized under the laws of, or has a principal office in China (including Hong Kong and Macau) or Taiwan; the principal securities market for the issuer is China or Taiwan; the issuer derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in China or Taiwan; or at least 50% of the issuer’s assets are located in China or Taiwan.

DIVERSIFICATION

          The Fund is registered as a non-diversified investment company. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

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PORTFOLIO TURNOVER

          A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Sub-Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. High portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

          As the Fund has not yet commenced operations, there is no portfolio turnover to report at this time.

TRUSTEES

Standing Committees

          There are four standing committees of the Board of Trustees: the Audit Committee, the Compliance Committee, the Governance Committee and the Investment Committee. As the Fund has not yet commenced operations, the committees did not meet during the Fund’s most recent fiscal year.

Ownership of Securities

          The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2005, in the Fund and each Trustee’s aggregate dollar range of ownership in any Fund that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies(1), (2)

Independent Trustees
William J. Armstrong	None	Over $100,000
Roland R. Eppley, Jr.	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	$50,001 - $100,000
Interested Trustee
Leonard M. Spalding, Jr.	None	Over $100,000

(1)

A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eight registered investment companies (122 Funds).

(2)

For Messrs. Eppley and Spalding, these amounts include deferred compensation balances through participation in the JPMorgan Fund’s Deferred Compensation Plan for Eligible Trustees as of December 31, 2005. For Ms. McCoy and Messrs. Finn, Marshall and Oden, these amounts include deferred compensation balances through participation in the Deferred Compensation Plan for Trustees of One Group Mutual Fund and One Group Investment Trust as of December 31, 2005.

          As of December 31, 2005, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

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Trustee Compensation

          Prior to July 1, 2005, the JPMorgan Funds paid each Trustee of the Board an annual fee of $122,000 and reimbursed each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds paid the Chairman $130,000 and the Vice Chairman $41,000. The Chairman and Vice Chairman received no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who were not already receiving an additional fee were each paid $40,000 and $20,000, respectively. The Funds bore expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

          As of July 1, 2005, the Funds of the JPMorgan Funds pay each Trustee an annual fee of $183,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $167,000 and the Vice Chairman $67,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $52,000 and $27,000 respectively. The Trustees may hold various other directorships unrelated to the JPMorgan Funds Complex. The Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

          Trustee aggregate compensation paid by the Fund and the JPMorgan Fund Complex for the calendar year ended December 31, 2005, is set forth below:

          Aggregate Trustee Compensation Paid by the Fund

Name of Trustee	JPMorgan China Region Fund	Total Compensation paid from the Fund Complex(1)
Independent Trustees
William J. Armstrong	None	$204,417
Roland R. Eppley, Jr.	None	$157,417
John F. Finn	None	$0^
Dr. Matthew Goldstein	None	$179,833
Robert J. Higgins	None	$179,833
Peter C. Marshall	None	$229,333
Marilyn McCoy	None	$0^^
William G. Morton, Jr.	None	$157,417
Robert A. Oden, Jr.	None	$137,250^^^
Fergus Reid, III	None	$309,000
Frederick W. Ruebeck	None	$190,500
James J. Schonbachler	None	$157,417
Interested Trustee
Leonard M. Spalding, Jr.	None	$204,417

^	Does not include $176,250 of Deferred Compensation.

^^	Does not include $207,083 of Deferred Compensation.

^^^	Does not include $32,500 of Deferred Compensation.

(1)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Fund Complex for which the Board of Trustees currently serves includes eight registered investment companies (122 Funds).

INVESTMENT ADVISER

Investment Advisory Fees

          As the Fund has not yet commenced operations, the Adviser and the Sub-Adviser have not received any investment advisory fees from the Fund or waived any investment advisory fees on behalf of the Fund.

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PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

          The following table shows information regarding all of the other accounts managed by each portfolio manager as of December 31, 2006:

Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)

JPMorgan China Region Fund
Howard Wang
Shumin Huang
Emerson Yip
Patrick Lung
Peter Tang

          The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of December 31, 2006:

Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)

JPMorgan China Region Fund
Howard Wang
Shumin Huang
Emerson Yip
Patrick Lung
Peter Tang

Portfolio Managers - Ownership Of Securities

          As the Fund has not yet commenced operations, the portfolio managers do not own shares of any class of the Fund.

ADMINISTRATOR

Administrator Fees

          As the Fund has not yet commenced operations, the Admininstrator has not received any administration fees from the Fund or waived any administration fees on behalf of the Fund.

DISTRIBUTOR

Compensation paid to JPMDS

          As the Fund has not yet commenced operations, the principal underwriter JPMDS, has not received any compensation from the Fund.

Distribution Fees

          As the Fund has not yet commenced operations, neither the Fund nor JPMDS has accrued or waived any 12b-1 fees.

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SHAREHOLDER SERVICING

Shareholder Services Fees

          Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing Shareholder Services and Other Related Services, a fee at the following annual rates (expressed as a percentage of the average daily net asset value (“NAV”) of Fund shares owned by or for shareholders):

Select Class, Class A, Class C	0.25%
R Class	0.05%

          As the Fund has not yet commenced operations, neither JPMorgan Chase Bank or JPMDS has accrued or waived any shareholder servicing agent fees on behalf of the Fund.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

          As the Fund has not yet commenced operations, the Fund has not paid any brokerage commissions.

Broker Research

          As the Fund has not yet commenced operations, the Fund has not paid for broker research.

Securities of Regular Broker-Dealers

          As the Fund has not yet commenced operations, the Fund owns no securities of regular broker-dealers (or parents).

FINANCIAL INTERMEDIARY

Amounts Paid Pursuant to Revenue Sharing Arrangements

          As the Fund has not yet commenced operations, nothing was paid pursuant to revenue sharing arrangements.

Finders’ Fee Commissions

          Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the JPMorgan Equity Funds, the JPMorgan Specialty Funds, the JPMorgan International Funds, the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds, and the JPMorgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

          With respect to sales of the JPMorgan China Region Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees

$1,000,000 – $3,999,999*	1.00%
$4,000,000 — $9,999,999	0.75%
$10,000,000 — $49,999,999	0.50%
$50,000,000 or more	0.25%

* If the total sale of Class A Shares of Qualifying Fund is $1,000,000 or more but the amount of the sale applicable to the Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Fund. The Finder’s Fee Schedule for sales of the other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

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          As the Fund has not yet commenced operations, the Adviser and JPMDS have not paid any finders’ fees on behalf of the Fund.

TAX MATTERS

Capital Loss Carryforwards

          As the Fund has not yet commenced operations, the Fund has no capital loss carryforwards.

PORTFOLIO HOLDINGS DISCLOSURE

          A list of the entities that will receive the Fund’s portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Standard & Poor’s	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
Vickers Stock Research	Monthly	30 days after month end
JPMorgan Private Bank/JPMorgan Private Client Services	Monthly	30 days after month end
Casey Quirk & Associates	Monthly	10 days after month end

          For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

          Trustees and Officers As the Fund has not yet commenced operations, the officers and Trustees, as a group, owned less than 1% of the shares of any class of the Fund.

          Principal Holders. As the Fund has not yet commenced operations, no persons owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of any class of the Fund.

FINANCIAL STATEMENTS

          As the Fund has not yet commenced operations, it has not produced any financial statements thus far. When they become available, financial statements will be available without charge upon request by calling JPMorgan Funds Services at 1-800-480-4111.

13

JPMorgan International Equity Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

JPMORGAN TRUST I (“JPMT I”)

JPMorgan India Fund (the “India Fund” or the “Fund”)

          This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Fund dated February ___, 2007, as supplemented from time to time (“Prospectuses”). The Prospectuses are available, without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at P.O. Box 711235, Columbus, OH 43271-1235.

          This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other JPMorgan Funds.

          For more information about the Fund, simply write or call:

JPMorgan Fund Services
P.O. Box 8528
Boston, MA 02266-8528

1-800-480-4111

SAI-INTEQIN-1106

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Fund

          The Fund began operations on or about the date of this SAI. The Fund is a series of JPMorgan Trust I (“JPMTI”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. The Fund is non-diversified as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

Share Classes

          The Trustees of the Fund have authorized the issuance and sale of the following classes of shares of the Fund:

Select Class, Class A, Class C and R Class

          Currently, the Fund offers the following classes of shares:

Select Class, Class A, Class C and R Class

          The shares of the Fund are collectively referred to in this SAI as the “Shares.”

Miscellaneous

          This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

          This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Fund’s executive offices are located at 245 Park Avenue, New York, NY 10167.

          This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMG”) (each a “JPMorgan Fund,” and together with the Fund, the “JPMorgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, are referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

          The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”) and is sub-advised by JF International Management Inc. (“JFIMI”). JFIMI makes the day-to-day investment decisions for the Fund. Certain other of the JPMorgan Funds are advised by JPMorgan Investment Advisors Inc. (“JPMIA”, formerly known as Banc One Investment Advisors Corporation) or Security Capital Research & Management, Incorporated (“SC-R&M”), and/or sub-advised by JFIMI or Highbridge Capital Management, LLC (“HCM”). JPMIM, JPMIA, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.”

          Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

1

INVESTMENT RESTRICTIONS

          The investment restrictions below have been adopted by JPMTI with respect to the Fund. Except where otherwise noted, these investment restrictions are “fundamental” policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as such term is defined in “Additional Information” in Part II of this SAI. The percentage limitations contained in the restrictions below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. The investment restrictions described below which are not fundamental policies of the Fund may be changed by the Trustees of the Fund without shareholder approval.

          For purposes of fundamental investment restrictions regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the United States Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

          The investment policies of the Fund (including its investment objective) are not fundamental, except as designated in the Prospectus or herein.

          Fundamental Investment Restrictions

          The Fund:

(1) May not purchase the securities of any issuer if, as a result more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

(2) May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;

(3) May not borrow money, except to the extent permitted under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC;

(4) May not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the disposition of “restricted securities”;

(5) May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector;

(6) May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time;

(7) The Fund may make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law;

2

          In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund.

For the purposes of investment restriction (5) above, real estate includes Real Estate Limited Partnerships.

          Non-Fundamental Investment Restrictions. The investment restrictions described below are not fundamental policies of the Fund and may be changed by the Trustees of the Fund without prior shareholder approval.

          The Fund:

(1) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2) May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto;

(3) May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

          There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, or any other later change. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value for other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

INVESTMENT PRACTICES

          The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

FUND NAME

JPMorgan India Fund

Instrument	Part II Section Reference

Brady Bonds: Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.

Foreign Investments and Currencies

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. The Funds will sell only covered call and secured put options.

Options and Futures Transactions

Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights

3

Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities, Warrants and Rights

Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities

Corporate Debt Securities: Corporate debt securities may include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.

Debt Instruments

Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

Foreign Investments (including Foreign Currencies)

Foreign Currency Transactions: Strategies used to hedge against interest rate and currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on Fund positions or currencies, financial and currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and interest rate and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.

Foreign Investments (including Foreign Currencies)

Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts and American Depositary Securities.

Foreign Investments (including Foreign Currencies)

High Yield/ High Risk Securities/ Junk Bonds: High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies.	Debt Instruments

Initial Public Offerings (IPOs): A transaction in which a previously private company makes its first sale of stock to the public.	Equity Securities, Warrants and Rights

Interfund Lending: Interfund lending involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks

Investment Company Securities: Shares of other money market mutual funds, including Money Market Funds and shares of other money market funds for which JPMIA or its affiliates serve as investment adviser or administrator. JPMIA will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.

Investment Company Securities and Exchange Traded Funds

4

New Financial Products: New options and futures contracts and other financial products continue to be developed and the Funds may investment in such options, contracts and products.	Miscellaneous Investment Strategies and Risks

Obligations of Supranational Agencies: Obligations of supranational agencies which are chartered to promote economic development and are supported by various governments and governmental agencies.	Foreign Investments (including Foreign Currencies)

Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over the counter put and call options on fixed income securities, indexes of fixed income securities and futures contracts on fixed income securities and indexes of fixed income securities and (b) futures contracts on fixed income securities and indexes of fixed income securities.

Options and Futures Transactions

Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Rights and Warrants

Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Miscellaneous Investment Strategies and Risks

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements

Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.

Miscellaneous Investment Strategies and Risks

Sovereign Obligations: Investments in sovereign debt obligations and sovereign fixed income securities.	Foreign Investments and Currencies

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

Swaps and Related Swap Products

Temporary Defensive Positions: To respond to unusual circumstances a Fund may invest a portion of its assets in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks

5

U.S. Government Obligations: U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book Entry Safekeeping (“CUBES”).

U.S. Government Obligations

ADDITIONAL INFORMATION REGARDING INVESTMENTS IN INDIA

          Securities of many issuers in the Indian market may be less liquid and more volatile than securities of comparable domestic issuers, but may offer the potential for higher returns over the long term. The securities held by the Fund will generally be denominated in foreign currency, mainly the rupee. Accordingly, the value of the Fund will fluctuate depending on the rate of exchange between the U.S. dollar and such foreign currency. India has less developed clearance and settlement procedures, and there have been times when settlements have been unable to keep pace with the volume of securities and have been significantly delayed. The Indian stock exchanges have in the past been subject to repeated closure and there can be no certainty that this will not recur. In addition, significant delays are common in registering transfers of securities and the Fund may be unable to sell securities until the registration process is completed and may experience delays in receipt of dividends and other entitlements.

          The value of the Fund’s investments in Indian securities may also be affected by political and economic developments, social, religious or regional tensions, changes in government regulation and government intervention, high rates of inflation or interest rates and withholding tax affecting India. The risk of loss may also be increased because there may be less information available about Indian issuers since they are not subject to the extensive accounting, auditing and financial reporting standards and practices which are applicable in North America. There is also a lower level of regulation and monitoring of the Indian securities market and its participants than in other more developed markets.

          Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. In India, “Foreign Institutional Investors” (“FIIs”) may invest in exchange-traded securities (and securities to be listed, or those approved on the over-the-counter exchange of India) subject to the conditions specified in the guidelines for Direct Foreign Investment by FIIs in India (the “Guidelines”), published in a Press Note dated September 14, 1992, issued by the Government of India, Ministry of Finance, Investment Division. FIIs have to apply for registration to the Securities and Exchange Board of India (“SEBI”) and to the Reserve Bank of India for permission to trade in Indian securities. The Guidelines require SEBI to take into account the track record of the FII, its professional competence, financial soundness, experience and other relevant criteria. SEBI must also be satisfied that suitable custodial arrangements are in place for the Indian securities. The Adviser is a registered FII and the inclusion of the Fund in the Adviser’s registration was approved by SEBI. FIIs are required to observe certain investment restrictions, including an account ownership ceiling of 5% of the total issued share capital of any one company. In addition, the shareholdings of all registered FIIs, together with the shareholdings of non-resident Indian individuals and foreign bodies corporate substantially owned by non-resident Indians, may not exceed 40% of the issued share capital of any one company (subject to that company’s approval).

          Only registered FIIs and non-Indian mutual funds that comply with certain statutory conditions may make direct portfolio investments in exchange-traded Indian securities. Income, gains and initial capital with respect to such investments are freely repatriable, subject to payment of applicable Indian taxes.

          India’s guidelines under which foreign investors, such as the Fund, may invest directly in Indian securities are new and evolving. There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for the Fund to implement its investment objective or repatriate its income, gains and initial capital from these countries. Similar risks and considerations will be applicable to the extent the Fund invests in other countries.

6

          A tax of 10% plus surcharges is currently imposed on gains from sales of equities held not more than one year and sold on a recognized stock exchange in India. There is no tax on gains from sales of equities held for more than one year and sold on a recognized stock exchange in India. Gains from sales of equity securities in other cases are taxed at a rate of 30% plus surcharges (for securities held not more than one year) and 10% (for securities held for more than one year).

          The tax rate on gains from sales of listed debt securities is currently 10% plus surcharges if the securities have been held more than one year and 30% plus surcharges if the securities have been held not more than one year. Securities transaction tax applies for specified transactions at specified rates. India imposes a tax on interest on securities at a rate of 20% plus surcharges. This tax is imposed on the investor. India imposes a tax on dividends paid by an Indian company at a rate of 12.5% plus surcharges. This tax is imposed on the company which pays the dividends.

          The Sub-Adviser will take into account the effects on returns of local taxation. India may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that repatriation of the Fund’s income, gains or initial capital from India will not occur.

          A high proportion of the shares of many issuers in India may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. In addition, further issuances, or the perception that such issuances may occur, of securities by Indian issuers in which the Fund has invested could dilute the earnings per share of the Fund’s investment and could adversely affect the market price of such securities. Sales of securities by such issuer’s major shareholders, or the perception that such sales may occur, may also significantly and adversely affect the market price of such securities and, in turn, the Fund’s investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by the Fund in particular securities. Similarly, volume and liquidity in the bond markets in India are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of securities markets in India may also affect the Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, India’s securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

          India’s stock market is undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in India is comparatively underdeveloped. Stockbrokers and other intermediaries in India may not perform as well as their counterparts in the United States and other more developed securities markets.

          Political and economic structures in India are undergoing significant evolution and rapid development, and may lack the social, political and economic stability characteristic of the United States. The risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in India and the availability of additional investments. The laws in India relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts in India than it is in the United States. Monsoons and natural disasters also can affect the value of investments.

          Religious and border disputes persist in India. Moreover, India has from time to time experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. The longstanding dispute with Pakistan over the bordering Indian state of Jammu and Kashmir, a majority of whose population is Muslim, remains unresolved. If the Indian government is unable to control the violence and disruption associated with these tensions, the results could destabilize the econonmy and consequently, adversely affect the Fund’s investments.

          The Fund may use participatory notes, which function similarly to ADRs except that Indian-based brokerages, not U.S. banks, are depositories for Indian-based securities on behalf of foreign investors. Indian-based

7

brokerages buy Indian-based securities and then issue participatory notes to foreign investors. Any dividends or capital gains collected from the underlying securities are remitted to the foreign investors. However, unlike ADRs, participatory notes are subject to credit risk based on the uncertainty of the counterparty’s (i.e., the Indian-based brokerage’s) ability to meet its obligations.

DIVERSIFICATION

          The Fund is registered as a non-diversified investment company. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

          A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Sub-Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. High portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

          As the Fund has not yet commenced operations, there is no portfolio turnover to report at this time.

TRUSTEES

Standing Committees

          There are four standing committees of the Board of Trustees: the Audit Committee, the Compliance Committee, the Governance Committee and the Investment Committee. As the Fund has not yet commenced operations, the committees did not meet during the Fund’s most recent fiscal year.

Ownership of Securities

          The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2005, in the Fund and each Trustee’s aggregate dollar range of ownership in any Fund that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies(1), (2)

Independent Trustees
William J. Armstrong	None	Over $100,000
Roland R. Eppley, Jr.	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	$50,001 - $100,000
Interested Trustee
Leonard M. Spalding, Jr.	None	Over $100,000

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(1)

A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eight registered investment companies (122 Funds).

(2)

For Messrs. Eppley and Spalding, these amounts include deferred compensation balances through participation in the JPMorgan Fund’s Deferred Compensation Plan for Eligible Trustees as of December 31, 2005. For Ms. McCoy and Messrs. Finn, Marshall and Oden, these amounts include deferred compensation balances through participation in the Deferred Compensation Plan for Trustees of One Group Mutual Fund and One Group Investment Trust as of December 31, 2005.

          As of December 31, 2005, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

          Prior to July 1, 2005, the JPMorgan Funds paid each Trustee of the Board an annual fee of $122,000 and reimbursed each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds paid the Chairman $130,000 and the Vice Chairman $41,000. The Chairman and Vice Chairman received no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who were not already receiving an additional fee were each paid $40,000 and $20,000, respectively. The Funds bore expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

          As of July 1, 2005, the Funds of the JPMorgan Funds pay each Trustee an annual fee of $183,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $167,000 and the Vice Chairman $67,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $52,000 and $27,000 respectively. The Trustees may hold various other directorships unrelated to the JPMorgan Funds Complex. The Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

          Trustee aggregate compensation paid by the Fund and the JPMorgan Fund Complex for the calendar year ended December 31, 2005, is set forth below:

          Aggregate Trustee Compensation Paid by the Fund

Name of Trustee	JPMorgan India Fund	Total Compensation paid from the Fund Complex(1)
Independent Trustees
William J. Armstrong	None	$204,417
Roland R. Eppley, Jr.	None	$157,417
John F. Finn	None	$0^
Dr. Matthew Goldstein	None	$179,833
Robert J. Higgins	None	$179,833
Peter C. Marshall	None	$229,333
Marilyn McCoy	None	$0^^
William G. Morton, Jr.	None	$157,417
Robert A. Oden, Jr.	None	$137,250	^^^
Fergus Reid, III	None	$309,000
Frederick W. Ruebeck	None	$190,500
James J. Schonbachler	None	$157,417
Interested Trustee
Leonard M. Spalding, Jr.	None	$204,417

^	Does not include $176,250 of Deferred Compensation.

^^	Does not include $207,083 of Deferred Compensation.

^^^	Does not include $32,500 of Deferred Compensation.

9

(1)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Fund Complex for which the Board of Trustees currently serves includes eight registered investment companies (122 Funds).

INVESTMENT ADVISER

Investment Advisory Fees

          As the Fund has not yet commenced operations, the Adviser and the Sub-Adviser have not received any investment advisory fees from the Fund or waived any investment advisory fees on behalf of the Fund.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

          The following table shows information regarding all of the other accounts managed by each portfolio manager as of December 31, 2006:

Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)

JPMorgan India Fund
Edward Pulling
Rukhshad Shroff
Rajendra Nair
Harshad Patwardhan

          The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of December 31, 2006:

Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)

JPMorgan India Fund
Edward Pulling
Rukhshad Shroff
Rajendra Nair
Harshad Patwardhan

Portfolio Managers - Ownership Of Securities

          As the Fund has not yet commenced operations, the portfolio managers do not own shares of any class of the Fund.

ADMINISTRATOR

Administrator Fees

          As the Fund has not yet commenced operations, the Admininstrator has not received any administration fees from the Fund or waived any administration fees on behalf of the Fund.

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DISTRIBUTOR

Compensation paid to JPMDS

          As the Fund has not yet commenced operations, the principal underwriter JPMDS, has not received any compensation from the Fund.

Distribution Fees

          As the Fund has not yet commenced operations, neither the Fund nor JPMDS has accrued or waived any 12b-1 fees.

SHAREHOLDER SERVICING

Shareholder Services Fees

          Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing Shareholder Services and Other Related Services, a fee at the following annual rates (expressed as a percentage of the average daily net asset value (“NAV”) of Fund shares owned by or for shareholders):

Select Class, Class A, Class C	0.25%
R Class	0.05%

          As the Fund has not yet commenced operations, neither JPMorgan Chase Bank or JPMDS has accrued or waived any shareholder servicing agent fees on behalf of the Fund.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

          As the Fund has not yet commenced operations, the Fund has not paid any brokerage commissions.

Broker Research

          As the Fund has not yet commenced operations, the Fund has not paid for broker research.

Securities of Regular Broker-Dealers

          As the Fund has not yet commenced operations, the Fund owns no securities of regular broker-dealers (or parents).

FINANCIAL INTERMEDIARY

Amounts Paid Pursuant to Revenue Sharing Arrangements

          As the Fund has not yet commenced operations, nothing was paid pursuant to revenue sharing arrangements.

Finders’ Fee Commissions

          Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the JPMorgan Equity Funds, the JPMorgan Specialty Funds, the JPMorgan International Funds, the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds, and the JPMorgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

          With respect to sales of the JPMorgan India Fund, such fees are paid in accordance with the following schedule:

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Amount of Purchases	Finder’s Fees

$1,000,000 – $3,999,999*	1.00%
$4,000,000 — $9,999,999	0.75%
$10,000,000 — $49,999,999	0.50%
$50,000,000 or more	0.25%

* If the total sale of Class A Shares of Qualifying Fund is $1,000,000 or more but the amount of the sale applicable to the Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Fund. The Finder’s Fee Schedule for sales of the other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

          As the Fund has not yet commenced operations, the Adviser and JPMDS have not paid any finders’ fees on behalf of the Fund.

TAX MATTERS

Capital Loss Carryforwards

          As the Fund has not yet commenced operations, the Fund has no capital loss carryforwards.

PORTFOLIO HOLDINGS DISCLOSURE

          A list of the entities that will receive the Fund’s portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Standard & Poor’s	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
Vickers Stock Research	Monthly	30 days after month end
JPMorgan Private Bank/JPMorgan Private Client Services	Monthly	30 days after month end
Casey Quirk & Associates	Monthly	10 days after month end

          For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

          Trustees and Officers. As the Fund has not yet commenced operations, the officers and Trustees, as a group, owned less than 1% of the shares of any class of the Fund.

          Principal Holders. As the Fund has not yet commenced operations, no persons owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of any class of the Fund.

FINANCIAL STATEMENTS

          As the Fund has not yet commenced operations, it has not produced any financial statements thus far. When they become available, financial statements will be available without charge upon request by calling JPMorgan Funds Services at 1-800-480-4111.

12

JPMorgan International Equity Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

JPMORGAN TRUST I (“JPMT I”)

JPMorgan Latin America Fund (the “Latin America Fund” or the “Fund”)

          This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Fund dated February ___, 2007, as supplemented from time to time (“Prospectuses”). The Prospectuses are available, without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at P.O. Box 711235, Columbus, OH 43271-1235.

          This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other JPMorgan Funds.

          For more information about the Fund, simply write or call:

JPMorgan Fund Services
P.O. Box 8528
Boston, MA 02266-8528

1-800-480-4111

SAI-INTEQLA-1106

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Fund

          The Fund began operations on or about the date of this SAI. The Fund is a series of JPMorgan Trust I (“JPMTI”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. The Fund is non-diversified as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

Share Classes

          The Trustees of the Fund have authorized the issuance and sale of the following classes of shares of the Fund:

Select Class, Class A, Class C and R Class

          Currently, the Fund offers the following classes of shares:

Select Class, Class A, Class C and R Class

          The shares of the Fund are collectively referred to in this SAI as the “Shares.”

Miscellaneous

          This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

          This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Fund’s executive offices are located at 245 Park Avenue, New York, NY 10167.

          This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMG”) (each a “JPMorgan Fund,” and together with the Fund, the “JPMorgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, are referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

          The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the JPMorgan Funds are advised by JPMorgan Investment Advisors Inc. (“JPMIA”, formerly known as Banc One Investment Advisors Corporation) or Security Capital Research & Management, Incorporated (“SC-R&M”), and/or sub-advised by JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, JPMIA, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.”

          Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

1

INVESTMENT RESTRICTIONS

          The investment restrictions below have been adopted by JPMT I with respect to the Fund. Except where otherwise noted, these investment restrictions are “fundamental” policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as such term is defined in “Additional Information” in Part II of this SAI. The percentage limitations contained in the restrictions below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. The investment restrictions described below which are not fundamental policies of the Fund may be changed by the Trustees of the Fund without shareholder approval.

          For purposes of fundamental investment restrictions regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the United States Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

          The investment policies of the Fund (including its investment objective) are not fundamental, except as designated in the Prospectus or herein.

          Fundamental Investment Restrictions

          The Fund:

(1) May not purchase the securities of any issuer if, as a result more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

(2) May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;

(3) May not borrow money, except to the extent permitted under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC;

(4) May not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the disposition of “restricted securities”;

(5) May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector;

(6) May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time;

(7) The Fund may make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law;

2

          In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund.

For the purposes of investment restriction (5) above, real estate includes Real Estate Limited Partnerships.

          Non-Fundamental Investment Restrictions. The investment restrictions described below are not fundamental policies of the Fund and may be changed by the Trustees of the Fund without prior shareholder approval.

          The Fund:

(1) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2) May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto;

(3) May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

          There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, or any other later change. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value for other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

INVESTMENT PRACTICES

          The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

FUND NAME

JPMorgan Latin America Fund

Instrument	Part II Section Reference

Bank Obligations: Bank obligations consist of bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Bank Obligations

Brady Bonds: Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.

Foreign Investments and Currencies

3

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. The Funds will sell only covered call and secured put options.

Options and Futures Transactions

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper

Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights

Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities, Warrants and Rights

Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities

Corporate Debt Securities: Corporate debt securities may include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.

Debt Instruments

Credit Default Swaps: A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.

Swaps and Related Swap Products

Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

Foreign Investments (including Foreign Currencies)

Exchange Traded Funds: Ownership interest in unit investment trusts, depository receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. Exchange traded funds or ETFs include a wide range of investments such as iShares, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ 100’s.

Investment Company Securities and Exchange Traded Funds

4

Foreign Currency Transactions: Strategies used to hedge against interest rate and currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on Fund positions or currencies, financial and currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and interest rate and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.

Foreign Investments (including Foreign Currencies)

Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts and American Depositary Securities.

Foreign Investments (including Foreign Currencies)

High Yield/ High Risk Securities/ Junk Bonds: High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies.	Debt Instruments

Interfund Lending: Interfund lending involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks

Investment Company Securities: Shares of other money market mutual funds, including Money Market Funds and shares of other money market funds for which JPMIA or its affiliates serve as investment adviser or administrator. JPMIA will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.

Investment Company Securities and Exchange Traded Funds

New Financial Products: New options and futures contracts and other financial products continue to be developed and the Funds may investment in such options, contracts and products.	Miscellaneous Investment Strategies and Risks

Obligations of Supranational Agencies: Obligations of supranational agencies which are chartered to promote economic development and are supported by various governments and governmental agencies.	Foreign Investments (including Foreign Currencies)

Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over the counter put and call options on fixed income securities, indexes of fixed income securities and futures contracts on fixed income securities and indexes of fixed income securities and (b) futures contracts on fixed income securities and indexes of fixed income securities.

Options and Futures Transactions

Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Rights and Warrants

5

Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Miscellaneous Investment Strategies and Risks

Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	Repurchase Agreements

Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.

Miscellaneous Investment Strategies and Risks

Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	Miscellaneous Investment Strategies and Risks

Short Selling: In short selling transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

Short Selling

Sovereign Obligations: Investments in sovereign debt obligations and sovereign fixed income securities.	Foreign Investments and Currencies

Structured Investments: A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.

Structured Investments

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

Swaps and Related Swap Products

6

Temporary Defensive Positions: To respond to unusual circumstances a Fund may invest a portion of its assets in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks

U.S. Government Obligations: U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupon Under Book Entry Safekeeping (“CUBES”).

U.S. Government Obligations

When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments

ADDITIONAL INFORMATION REGARDING INVESTMENTS IN LATIN AMERICA

          As an emerging market, Latin America has long suffered from political, economic, and social instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. However, much has changed in the past decade. Democracy is beginning to become well established in some countries. A move to a more mature and accountable political environment is well under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. Investors in the region continue to face a number of potential risks.

          Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the Mexican peso lost more than one-third of its value relative to the U.S. dollar. In 1999, the Brazilian real lost 30% of its value against the U.S. dollar. Certain Latin American countries may impose restrictions on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for the funds to engage in foreign currency transactions designed to protect the value of the fund’s interests in securities denominated in such currencies.

          Argentina’s recent bankruptcy and the spreading financial turmoil in its neighboring countries are just the latest chapters in Latin America’s long history of foreign debt and default. Almost all of the region’s economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy and most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect the stock market.

          Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

7

          Certain Latin American countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will be successful in the long term, or that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be fully implemented, or will be partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants’ national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Latin American markets, an undermining of Latin American economic stability, the collapse or slowdown of the drive towards Latin American economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on the Fund’s investments in Latin America generally or in specific countries participating in such trade agreements.

          Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

DIVERSIFICATION

          The Fund is registered as a non-diversified investment company. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

          A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. High portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

          As the Fund has not yet commenced operations, there is no portfolio turnover to report at this time.

TRUSTEES

Standing Committees

          There are four standing committees of the Board of Trustees: the Audit Committee, the Compliance Committee, the Governance Committee and the Investment Committee. As the Fund has not yet commenced operations, the committees did not meet during the Fund’s most recent fiscal year.

Ownership of Securities

          The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2005, in the Fund and each Trustee’s aggregate dollar range of ownership in any Fund that the Trustee oversees in the Family of Investment Companies.

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Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies(1), (2)

Independent Trustees
William J. Armstrong	None	Over $100,000
Roland R. Eppley, Jr.	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	$50,001 - $100,000
Interested Trustee
Leonard M. Spalding, Jr.	None	Over $100,000

(1)

A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eight registered investment companies (122 Funds).

(2)

For Messrs. Eppley and Spalding, these amounts include deferred compensation balances through participation in the JPMorgan Fund’s Deferred Compensation Plan for Eligible Trustees as of December 31, 2005. For Ms. McCoy and Messrs. Finn, Marshall and Oden, these amounts include deferred compensation balances through participation in the Deferred Compensation Plan for Trustees of One Group Mutual Fund and One Group Investment Trust as of December 31, 2005.

          As of December 31, 2005, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

          Prior to July 1, 2005, the JPMorgan Funds paid each Trustee of the Board an annual fee of $122,000 and reimbursed each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds paid the Chairman $130,000 and the Vice Chairman $41,000. The Chairman and Vice Chairman received no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who were not already receiving an additional fee were each paid $40,000 and $20,000, respectively. The Funds bore expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

          As of July 1, 2005, the Funds of the JPMorgan Funds pay each Trustee an annual fee of $183,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $167,000 and the Vice Chairman $67,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $52,000 and $27,000 respectively. The Trustees may hold various other directorships unrelated to the JPMorgan Funds Complex. The Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

          Trustee aggregate compensation paid by the Fund and the JPMorgan Fund Complex for the calendar year ended December 31, 2005, is set forth below:

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          Aggregate Trustee Compensation Paid by the Fund

Name of Trustee	JPMorgan Latin America Fund	Total Compensation paid from the Fund Complex(1)
Independent Trustees
William J. Armstrong	None	$204,417
Roland R. Eppley, Jr.	None	$157,417
John F. Finn	None	$0^
Dr. Matthew Goldstein	None	$179,833
Robert J. Higgins	None	$179,833
Peter C. Marshall	None	$229,333
Marilyn McCoy	None	$0^^
William G. Morton, Jr.	None	$157,417
Robert A. Oden, Jr.	None	$137,250^^^
Fergus Reid, III	None	$309,000
Frederick W. Ruebeck	None	$190,500
James J. Schonbachler	None	$157,417
Interested Trustee
Leonard M. Spalding, Jr.	None	$204,417

^	Does not include $176,250 of Deferred Compensation.

^^	Does not include $207,083 of Deferred Compensation.

^^^	Does not include $32,500 of Deferred Compensation.

(1)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Fund Complex for which the Board of Trustees currently serves includes eight registered investment companies (122 Funds).

INVESTMENT ADVISER

Investment Advisory Fees

          As the Fund has not yet commenced operations, the investment adviser has not received any investment advisory fees from the Fund or waived any investment advisory fees on behalf of the Fund.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

          The following table shows information regarding all of the other accounts managed by each portfolio manager as of December 31, 2006:

Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)

JPMorgan Latin America Fund
Luis Carrillo
Sophie Bosch

          The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of December 31, 2006:

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Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)

JPMorgan Latin America Fund
Luis Carrillo
Sophie Bosch

Portfolio Managers - Ownership Of Securities

          As the Fund has not yet commenced operations, the portfolio managers do not own shares of any class of the Fund.

ADMINISTRATOR

Administrator Fees

          As the Fund has not yet commenced operations, the Admininstrator has not received any administration fees from the Fund or waived any administration fees on behalf of the Fund.

DISTRIBUTOR

Compensation paid to JPMDS

          As the Fund has not yet commenced operations, the principal underwriter JPMDS, has not received any compensation from the Fund.

Distribution Fees

          As the Fund has not yet commenced operations, neither the Fund nor JPMDS has accrued or waived any 12b-1 fees.

SHAREHOLDER SERVICING

Shareholder Services Fees

          Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing Shareholder Services and Other Related Services, a fee at the following annual rates (expressed as a percentage of the average daily net asset value (“NAV”) of Fund shares owned by or for shareholders):

Select Class, Class A, Class C	0.25%
R Class	0.05%

          As the Fund has not yet commenced operations, neither JPMorgan Chase Bank or JPMDS has accrued or waived any shareholder servicing agent fees on behalf of the Fund.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

          As the Fund has not yet commenced operations, the Fund has not paid any brokerage commissions.

Broker Research

          As the Fund has not yet commenced operations, the Fund has not paid for broker research.

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Securities of Regular Broker-Dealers

          As the Fund has not yet commenced operations, the Fund owns no securities of regular broker-dealers (or parents).

FINANCIAL INTERMEDIARY

Amounts Paid Pursuant to Revenue Sharing Arrangements

          As the Fund has not yet commenced operations, nothing was paid pursuant to revenue sharing arrangements.

Finders’ Fee Commissions

          Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the JPMorgan Equity Funds, the JPMorgan Specialty Funds, the JPMorgan International Funds, the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds, and the JPMorgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

          With respect to sales of the JPMorgan Latin America Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees

$1,000,000 – $3,999,999*	1.00%
$4,000,000 — $9,999,999	0.75%
$10,000,000 — $49,999,999	0.50%
$50,000,000 or more	0.25%

* If the total sale of Class A Shares of Qualifying Fund is $1,000,000 or more but the amount of the sale applicable to the Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Fund. The Finder’s Fee Schedule for sales of the other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

          As the Fund has not yet commenced operations, the Adviser and JPMDS have not paid any finders’ fees on behalf of the Fund.

TAX MATTERS

Capital Loss Carryforwards

          As the Fund has not yet commenced operations, the Fund has no capital loss carryforwards.

PORTFOLIO HOLDINGS DISCLOSURE

          A list of the entities that will receive the Fund’s portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Standard & Poor’s	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
Vickers Stock Research	Monthly	30 days after month end
JPMorgan Private Bank/JPMorgan Private Client Services	Monthly	30 days after month end
Casey Quirk & Associates	Monthly	10 days after month end

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SHARE OWNERSHIP

          Trustees and Officers. As the Fund has not yet commenced operations, the officers and Trustees, as a group, owned less than 1% of the shares of any class of the Fund.

          Principal Holders. As the Fund has not yet commenced operations, no persons owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of any class of the Fund.

FINANCIAL STATEMENTS

          As the Fund has not yet commenced operations, it has not produced any financial statements thus far. When they become available, financial statements will be available without charge upon request by calling JPMorgan Funds Services at 1-800-480-4111.

13

JPMorgan International Equity Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

JPMORGAN TRUST I (“JPMT I”)

JPMorgan Russia Fund (the “Russia Fund” or the “Fund”)

          This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Fund dated February ___, 2007, as supplemented from time to time (“Prospectuses”). The Prospectuses are available, without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at P.O. Box 711235, Columbus, OH 43271-1235.

          This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other JPMorgan Funds.

          For more information about the Fund, simply write or call:

JPMorgan Fund Services
P.O. Box 8528
Boston, MA 02266-8528

1-800-480-4111

SAI-INTEQR-1106

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Fund

          The Fund began operations on or about the date of this SAI. The Fund is a series of JPMorgan Trust I (“JPMTI”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. The Fund is non-diversified as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

Share Classes

          The Trustees of the Fund have authorized the issuance and sale of the following classes of shares of the Fund:

Select Class, Class A, Class C and R Class

          Currently, the Fund offers the following classes of shares:

Select Class, Class A, Class C and R Class

          The shares of the Fund are collectively referred to in this SAI as the “Shares.”

Miscellaneous

          This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

          This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Fund’s executive offices are located at 245 Park Avenue, New York, NY 10167.

          This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMG”) (each a “JPMorgan Fund,” and together with the Fund, the “JPMorgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, are referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

          The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the JPMorgan Funds are advised by JPMorgan Investment Advisors Inc. (“JPMIA”, formerly known as Banc One Investment Advisors Corporation) or Security Capital Research & Management, Incorporated (“SC-R&M”), and/or sub-advised by JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, JPMIA, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.”

          Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

1

INVESTMENT RESTRICTIONS

          The investment restrictions below have been adopted by JPMTI with respect to the Fund. Except where otherwise noted, these investment restrictions are “fundamental” policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as such term is defined in “Additional Information” in Part II of this SAI. The percentage limitations contained in the restrictions below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. The investment restrictions described below which are not fundamental policies of the Fund may be changed by the Trustees of the Fund without shareholder approval.

          For purposes of fundamental investment restrictions regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the United States Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

          The investment policies of the Fund (including its investment objective) are not fundamental, except as designated in the Prospectus or herein.

          Fundamental Investment Restrictions

          The Fund:

(1) May not purchase the securities of any issuer if, as a result more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

(2) May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;

(3) May not borrow money, except to the extent permitted under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC;

(4) May not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the disposition of “restricted securities”;

(5) May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector;

(6) May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time;

(7) The Fund may make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law;

2

          In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund.

For the purposes of investment restriction (5) above, real estate includes Real Estate Limited Partnerships.

          Non-Fundamental Investment Restrictions. The investment restrictions described below are not fundamental policies of the Fund and may be changed by the Trustees of the Fund without prior shareholder approval.

          The Fund:

(1) May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2) May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto;

(3) May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

          There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, or any other later change. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value for other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

INVESTMENT PRACTICES

          The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

FUND NAME

JPMorgan Russia Fund

Instrument	Part II Section Reference

Bank Obligations: Bank obligations consist of bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Bank Obligations

Brady Bonds: Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.

Foreign Investments and Currencies

3

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. The Funds will sell only covered call and secured put options.

Options and Futures Transactions

Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights

Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities, Warrants and Rights

Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities

Corporate Debt Securities: Corporate debt securities may include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.

Debt Instruments

Credit Default Swaps: A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.

Swaps and Related Swap Products

Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

Foreign Investments (including Foreign Currencies)

Exchange Traded Funds: Ownership interest in unit investment trusts, depository receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. Exchange traded funds or ETFs include a wide range of investments such as iShares, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ 100’s.

Investment Company Securities and Exchange Traded Funds

4

Foreign Currency Transactions: Strategies used to hedge against interest rate and currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on Fund positions or currencies, financial and currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and interest rate and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.

Foreign Investments (including Foreign Currencies)

Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts and American Depositary Securities.

Foreign Investments (including Foreign Currencies)

High Yield/ High Risk Securities/ Junk Bonds: High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies.	Debt Instruments

Interfund Lending: Interfund lending involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks

Investment Company Securities: Shares of other money market mutual funds, including Money Market Funds and shares of other money market funds for which JPMIA or its affiliates serve as investment adviser or administrator. JPMIA will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.

Investment Company Securities and Exchange Traded Funds

New Financial Products: New options and futures contracts and other financial products continue to be developed and the Funds may investment in such options, contracts and products.	Miscellaneous Investment Strategies and Risks

Obligations of Supranational Agencies: Obligations of supranational agencies which are chartered to promote economic development and are supported by various governments and governmental agencies.	Foreign Investments (including Foreign Currencies)

Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over the counter put and call options on fixed income securities, indexes of fixed income securities and futures contracts on fixed income securities and indexes of fixed income securities and (b) futures contracts on fixed income securities and indexes of fixed income securities.

Options and Futures Transactions

Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Rights and Warrants

5

Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Miscellaneous Investment Strategies and Risks

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	Repurchase Agreements

Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.

Miscellaneous Investment Strategies and Risks

Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	Miscellaneous Investment Strategies and Risks

Short Selling: In short selling transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

Short Selling

Sovereign Obligations: Investments in sovereign debt obligations and sovereign fixed income securities.	Foreign Investments and Currencies

Structured Investments: A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.

Structured Investments

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

Swaps and Related Swap Products

Temporary Defensive Positions: To respond to unusual circumstances a Fund may invest a portion of its assets in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks

6

When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments

U.S. Government Obligations: U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupon Under Book Entry Safekeeping (“CUBES”).

U.S. Government Obligations

ADDITIONAL INFORMATION REGARDING INVESTMENTS IN RUSSIA

          Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

          Over the past century, Russia has experienced political, social and economic turbulence and has endured decades of communist rule under which the property of tens of millions of its citizens was collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia’s government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country’s economic reform initiatives have floundered as the proceeds of International Monetary Fund and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation’s government will abandon the current program of economic reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign investors. This could entail a return to a centrally planned economy and nationalization of private enterprises similar to what existed in the Soviet Union.

          Many of Russia’s businesses have failed to mobilize the available factors of production because the country’s privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.

          Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, because of less stringent auditing and financial reporting standards that apply to U.S. companies, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies. Stocks of Russian companies also may experience greater price volatility than stocks of U.S. companies.

          Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company’s share register and is normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration

7

system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for the Fund to lose its registration through fraud, negligence, or even mere oversight. While the Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause the Fund to incur losses due to a counterparty’s failure to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons. The Fund also may experience difficulty in obtaining and/or enforcing judgments in Russia.

          The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

          Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers’ ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other government actions, foreign investors face the possibility of further devaluations. In addition, there is the risk that the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital.

          Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

DIVERSIFICATION

          The Fund is registered as a non-diversified investment company. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

          A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. High portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

          As the Fund has not yet commenced operations, there is no portfolio turnover to report at this time.

8

TRUSTEES

Standing Committees

          There are four standing committees of the Board of Trustees: the Audit Committee, the Compliance Committee, the Governance Committee and the Investment Committee. As the Fund has not yet commenced operations, the committees did not meet during the Fund’s most recent fiscal year.

Ownership of Securities

          The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2005 in the Fund and each Trustee’s aggregate dollar range of ownership in any Fund that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies(1), (2)

Independent Trustees
William J. Armstrong	None	Over $100,000
Roland R. Eppley, Jr.	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	$50,001 - $100,000
Interested Trustee
Leonard M. Spalding, Jr.	None	Over $100,000

(1)

A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eight registered investment companies (122 Funds).

(2)

For Messrs. Eppley and Spalding, these amounts include deferred compensation balances through participation in the JPMorgan Fund’s Deferred Compensation Plan for Eligible Trustees as of December 31, 2005. For Ms. McCoy and Messrs. Finn, Marshall and Oden, these amounts include deferred compensation balances through participation in the Deferred Compensation Plan for Trustees of One Group Mutual Fund and One Group Investment Trust as of December 31, 2005.

          As of December 31, 2005, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

          Prior to July 1, 2005, the JPMorgan Funds paid each Trustee of the Board an annual fee of $122,000 and reimbursed each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds paid the Chairman $130,000 and the Vice Chairman $41,000. The Chairman and Vice Chairman received no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who were not already receiving an additional fee were each paid $40,000 and $20,000, respectively. The Funds bore expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

          As of July 1, 2005, the Funds of the JPMorgan Funds pay each Trustee an annual fee of $183,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $167,000 and the Vice Chairman $67,000. The Chairman and Vice Chairman receive no additional

9

compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $52,000 and $27,000 respectively. The Trustees may hold various other directorships unrelated to the JPMorgan Funds Complex. The Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

          Trustee aggregate compensation paid by the Fund and the JPMorgan Fund Complex for the calendar year ended December 31, 2005, is set forth below:

          Aggregate Trustee Compensation Paid by the Fund

Name of Trustee	JPMorgan Russia Fund	Total Compensation paid from the Fund Complex(1)
Independent Trustees
William J. Armstrong	None	$204,417
Roland R. Eppley, Jr.	None	$157,417
John F. Finn	None	$0^
Dr. Matthew Goldstein	None	$179,833
Robert J. Higgins	None	$179,833
Peter C. Marshall	None	$229,333
Marilyn McCoy	None	$0^^
William G. Morton, Jr.	None	$157,417
Robert A. Oden, Jr.	None	$137,250	^^^
Fergus Reid, III	None	$309,000
Frederick W. Ruebeck	None	$190,500
James J. Schonbachler	None	$157,417
Interested Trustee
Leonard M. Spalding, Jr.	None	$204,417

^	Does not include $176,250 of Deferred Compensation.

^^	Does not include $207,083 of Deferred Compensation.

^^^	Does not include $32,500 of Deferred Compensation.

(1)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Fund Complex for which the Board of Trustees currently serves includes eight registered investment companies (122 Funds).

INVESTMENT ADVISER

Investment Advisory Fees

          As the Fund has not yet commenced operations, the investment adviser has not received any investment advisory fees from the Fund or waived any investment advisory fees on behalf of the Fund.

PORTFOLIO MANAGERS

Portfolio Manager’s Other Accounts Managed

          The following table shows information regarding all of the other accounts managed by the portfolio manager as of December 31, 2006:

10

Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)

JPMorgan Russia Fund
Oleg Biryulyov

          The following table shows information on the other accounts managed by the portfolio manager that have advisory fees wholly or partly based on performance as of December 31, 2006:

Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)

JPMorgan Russia Fund
Oleg Biryulyov

Portfolio Manager - Ownership Of Securities

          As the Fund has not yet commenced operations, the portfolio manager does not own shares of any class of the Fund.

ADMINISTRATOR

Administrator Fees

          As the Fund has not yet commenced operations, the Admininstrator has not received any administration fees from the Fund or waived any administration fees on behalf of the Fund.

DISTRIBUTOR

Compensation paid to JPMDS

          As the Fund has not yet commenced operations, the principal underwriter JPMDS, has not received any compensation from the Fund.

Distribution Fees

          As the Fund has not yet commenced operations, neither the Fund nor JPMDS has accrued or waived any 12b-1 fees.

SHAREHOLDER SERVICING

Shareholder Services Fees

          Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing Shareholder Services and Other Related Services, a fee at the following annual rates (expressed as a percentage of the average daily net asset value (“NAV”) of Fund shares owned by or for shareholders):

Select Class, Class A, Class C	0.25%
R Class	0.05%

          As the Fund has not yet commenced operations, neither JPMorgan Chase Bank or JPMDS has accrued or waived any shareholder servicing agent fees on behalf of the Fund.

11

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

          As the Fund has not yet commenced operations, the Fund has not paid any brokerage commissions.

Broker Research

          As the Fund has not yet commenced operations, the Fund has not paid for broker research.

Securities of Regular Broker-Dealers

          As the Fund has not yet commenced operations, the Fund owns no securities of regular broker-dealers (or parents).

FINANCIAL INTERMEDIARY

Amounts Paid Pursuant to Revenue Sharing Arrangements

          As the Fund has not yet commenced operations, nothing was paid pursuant to revenue sharing arrangements.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the JPMorgan Equity Funds, the JPMorgan Specialty Funds, the JPMorgan International Funds, the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds, and the JPMorgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

          With respect to sales of the JPMorgan Russia Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees

$1,000,000 – $3,999,999*	1.00%
$4,000,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

* If the total sale of Class A Shares of Qualifying Fund is $1,000,000 or more but the amount of the sale applicable to the Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Fund. The Finder’s Fee Schedule for sales of the other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

          As the Fund has not yet commenced operations, the Adviser and JPMDS have not paid any finders’ fees on behalf of the Fund.

TAX MATTERS

Capital Loss Carryforwards

          As the Fund has not yet commenced operations, the Fund has no capital loss carryforwards.

PORTFOLIO HOLDINGS DISCLOSURE

          A list of the entities that will receive the Fund’s portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

12

Standard & Poor’s	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
Vickers Stock Research	Monthly	30 days after month end
JPMorgan Private Bank/JPMorgan Private Client Services	Monthly	30 days after month end
Casey Quirk & Associates	Monthly	10 days after month end

          For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

          Trustees and Officers. As the Fund has not yet commenced operations, the officers and Trustees, as a group, owned less than 1% of the shares of any class of the Fund.

          Principal Holders. As the Fund has not yet commenced operations, no persons owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of any class of the Fund.

FINANCIAL STATEMENTS

          As the Fund has not yet commenced operations, it has not produced any financial statements thus far. When they become available, financial statements will be available without charge upon request by calling JPMorgan Funds Services at 1-800-480-4111.

13

JPMorgan Funds

STATEMENT OF ADDITIONAL INFORMATION
PART I

January ___, 2007

JPMORGAN TRUST I (“JPMT I”)

JPMorgan Global Strategic Appreciation Fund (the “Global Strategic Appreciation Fund”
or the “Fund”)

          This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Fund dated January ___, 2007, as supplemented from time to time (“Prospectuses”). The Prospectuses are available, without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Funds’ distributor, at P.O. Box 711235, Columbus, OH 43271-1235.

          This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other JPMorgan Funds.

          For more information about the Fund, simply write or call:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

1-800-480-4111

SAI- XXX-107

PART I

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Funds

          The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended.

Share Classes

Shares in the Fund of the Trust are generally offered in multiple classes. The following chart shows the share classes offered (or which may be offered in the future) by the Fund as of the date of this SAI:

Fund	Class A	Class C	Select Class	R Class

Global Strategic Appreciation Fund	X	X	X	X

Miscellaneous

          This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to select the Fund which best suit their needs.

          This SAI provides additional information with respect to the Fund and should be read in conjunction with the relevant Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Fund’s executive offices are located at 245 Park Avenue, New York, NY 10167.

          This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Global Strategic Appreciation Fund. Part II of this SAI contains information that generally applies to the Funds and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”, JP. Morgan Mutual Fund Trust (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group (“JPMFMFG”), (each a “JPMorgan Fund,” and together with the Funds, the “JPMorgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, are referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

          The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the JPMorgan Funds are advised by JPMorgan Investment Advisors Inc. (“JPMIA”) or Security Capital Research & Management, Incorporated (“SC-R&M”), JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, JPMIA, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.”

INVESTMENT RESTRICTIONS

          The investment restrictions below have been adopted by JPMT I with respect to the applicable Fund. Except where otherwise noted, these investment restrictions are “fundamental” policies which, under the Investment Company Act of 1940, as amended (“1940 Act”), may not be changed without the

Part I - 1

vote of a majority of the outstanding voting securities of the Fund, as such term is defined in “Additional Information” in Part II of this SAI. The percentage limitations contained in the restrictions below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, except as specified by the Prospectus or SAI, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. The investment restrictions described below which are not fundamental policies of the Fund may be changed by the Trustees of the Fund without shareholder approval.

          For purposes of fundamental investment restrictions regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

          The investment policies of the Fund (including their investment objectives), are not fundamental except as designated in the Prospectuses or herein.

          Fundamental Investment Restrictions

The Fund:

(1)

May not purchase the securities of any issuer if, as a result more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

(2)	May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;

(3)

May not borrow money, except to the extent permitted under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC;

(4)	May may not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the deposition of “restricted securitites”;

(5)

May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector

Part I - 2

(6)

May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time;

(7)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law; and

(8)	May not make any investment inconsistent with the Fund’s classification as a diversified investment company under the 1940 Act.

          Non-Fundamental Investment Restrictions. The investment restrictions described below are non- fundamental restrictions of the Fund and may be changed by the Trustees of the Fund without shareholder approval:

The Fund:

(1)

May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2)

May not purchase securities on margin, make short sales of securities or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules;

(3)	May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto;

          There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, or any other later change. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequesnt fluctuations in value for other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

INVESTMENT PRACTICES

          The Fund invests in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Instrument	Part II Section Reference

Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.

Mortgage-Related Securities

Part I - 3

Instrument	Part II Section Reference

Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.

Asset-Backed Securities

Auction Rate Securities: Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	Auction Rate Securities

Bank Obligations: Bank obligations consist of bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Bank Obligations

Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.

Miscellaneous Investment Strategies and Risks

Brady Bonds: Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.

Foreign Investments (including Foreign Currencies)

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. The Funds will sell only covered call and secured put options.

Options and Futures Transactions

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper

Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights

Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities, Warrants and Rights

Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities

Part I - 4

Instrument	Part II Section Reference

Corporate Debt Securities: Corporate debt securities may include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.

Debt Instruments

Credit Default Swaps: A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.

Swaps and Related Swap Products

Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.

Demand Features

Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

Foreign Investments (including Foreign Currencies)

Exchange Traded Funds(“ETFs”): Ownership interest in unit investment trusts, depository receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ 100’s.

Investment Company Securities and Exchange Traded Funds

Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.

Foreign Investments (including Foreign Currencies)

Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts and American Depositary Securities.

Foreign Investments (including Foreign Currencies)

High Yield/High Risk Securities/Junk Bonds: High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies.	Debt Instruments

Part I - 5

Instrument	Part II Section Reference

Inflation-Linked Debt Securities: Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.

Debt Instruments

Interfund Lending: Interfund lending involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks

Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.

Inverse Floaters and Interest Rate Caps

Loan Participations and Assignments: Participations in, or assignments of all or a portion of loans to corporations or to governments of less developed countries (“LDCs”).	Loan Participations and Assignments

Mortgages (Directly Held): Mortgages are debt instruments secured by real property.	Mortgage-Related Securities

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans.	Mortgage-Related Securities

Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.

Mortgage-Related Securities

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.

Municipal Securities

New Financial Products: New options and futures contracts and other financial products continue to be developed and the Funds may invest in such options, contracts and products.	Miscellaneous Investment Strategies and Risks

Obligations of Supranational Agencies: Obligations of supranational agencies which are chartered to promote economic development and are supported by various governments and governmental agencies.	Foreign Investments (including Foreign Currencies)

Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over the counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.

Options and Futures Transactions

Part I - 6

Instrument	Part II Section Reference

Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Rights and Warrants

Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Miscellaneous Investment Strategies and Risks

Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	Reverse Repurchase Agreements

Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.

Miscellaneous Investment Strategies and Risks

Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	Securities Lending

Short Selling: In short selling transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

Short Selling

Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	Short-Term Funding Agreements

Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	Foreign Investments (including Foreign Currencies

Part I - 7

Instrument	Part II Section Reference

Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest Only (“IO”) and Principal Only (“PO”) securities issued outside a REMIC or CMO structure.

Mortgage-Related Securities

Structured Investments: A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.

Structured Investments

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

Swaps and Related Swap Products

Synthetic Variable Rate Instruments: Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.

Swaps and Related Swap Products

Treasury Receipts: A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).

Treasury Receipts

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes, subordinated benchmark notes, collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”).

Mortgage-Related Securities

Part I - 8

Instrument	Part II Section Reference

U.S. Government Obligations: U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book Entry Safekeeping (“CUBES”).

U.S. Government Obligations

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand or at the expiration of a specified term.

Debt Instruments

When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments

Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero coupon debt securities which convert on a specified date to interest bearing debt securities.

Debt Instruments

DIVERSIFICATION

          The Fund is registered as a diversified investment company. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

          A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. High portfolio turnover also results in higher transactions costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

          The Fund has not commenced operations as of the date of this SAI, therefore there is no portfolio turnover rate for the Fund.

Part I - 9

TRUSTEES

Standing Committees

          There are four standing committees of the Board of Trustees: the Audit Committee, the Compliance Committee, the Governance Committee and the Investment Committee. As the Fund has not yet commenced operations as of the date of this SAI, there are no committee meetings to report with respect to the Fund.

Ownership of Securities

          The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2005, in the Fund and each Trustee’s aggregate dollar range of ownership in any Funds that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Dollar Range in Equity Securities of Global Strategic Appreciation Fund(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies(2), (3)
Independent Trustees
William J. Armstrong	None	Over $100,000
Roland R. Eppley, Jr.	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	$50,001 - $100,000
Interested Trustee
Leonard M. Spalding, Jr.	None	Over $100,000

(1)	The Fund has not commenced operations as of the date of this SAI, therefore, the Trustees do not own any shares of the Fund.

(2)

A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eight registered investment companies (122 funds).

(3)

For Messrs. Eppley and Spalding, these amounts include deferred compensation balances through participation in the JPMorgan Funds’ Deferred Compensation Plan for Eligible Trustees as of December 31, 2005. For Ms. McCoy and Messrs. Finn, Marshall and Oden, these amounts include deferred compensation balances through participation in the Deferred Compensation Plan for Trustees of One Group Mutual Funds and One Group Investment Trust as of December 31, 2005.

          As of December 31, 2005, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

          As of July 1, 2005, the Funds of the JPMorgan Funds pay each Trustee an annual fee of $183,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the

Part I - 10

Funds pay the Chairman $167,000 and the Vice Chairman $67,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $52,000 and $27,000 respectively. The Trustees may hold various other directorships unrelated to the JPMorgan Funds Complex. The Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

          Trustee aggregate compensation paid by the Fund and the JPMorgan Funds Complex for the calendar year ended December 31, 2005, is set forth below:

Part I - 11

Name of Trustee	Global Strategic Appreciation Fund(1)	Total Compensation paid from the Fund Complex(2)

Independent Trustees
William J. Armstrong	None	$204,417
Roland R. Eppley, Jr.	None	157,417
John F. Finn	None	0(3)
Dr. Matthew Goldstein	None	179,833
Robert J. Higgins	None	179,833
Peter C. Marshall	None	229,333
Marilyn McCoy	None	0(4)
William G. Morton, Jr.	None	157,417
Robert A. Oden, Jr.	None	137,250(5)
Fergus Reid, III	None	309,000
Frederick W. Ruebeck	None	190,500
James J. Schonbachler	None	157,417
Interested Trustee
Leonard M. Spalding, Jr.	None	204,417

(1)	Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any compensation to the Trustees.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees currently serves includes eight registered investment companies (122 funds).

(3)	Does not include $176,250 of Deferred Compensation.

(4)	Does not include $207,083 of Deferred Compensation.

(5)	Does not include $32,500 of Deferred Compensation.

INVESTMENT ADVISER

Investment Advisory Fees

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any investment advisory fees. For a more information about the investment adviser, see the “Investment Advisers” section in Part II of this SAI.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

          The following table shows information regarding all of the other accounts managed by each portfolio manager as of the fiscal year ended October 31, 2006:

Part I - 12

Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)

Global Strategic Appreciation Fund
Neill Nuttall
Talib Sheikh

          The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of the fiscal year ended October 31, 2006:

Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)

Global Strategic Appreciation Fund
Neill Nuttall
Talib Sheikh

Portfolio Managers - Ownership Of Securities

          Since the Fund has not commenced operations as of the date of this SAI, the portfolio manager do not own any shares of the Fund. For a more complete discussion of the portfolio managers’ compenstaion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any administrator fees. For more information about the Administrator, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any compensation to JPMDS. For more information about the Distributor, see the “Distributor” section in Part II of this SAI.

Part I - 13

Distribution Fees

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any distribution fees. For a more complete discussion of the Distribution Plan, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

          Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing Shareholder Services and Other Related Services, a fee at the following annual rates (expressed as a percentage of the average daily net asset value (“NAV”) of Fund shares owned by or for shareholders):

Select Class, Class A and Class C Shares	0.25%
R Class Shares	0.05%

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any shareholder servicing agent fees. For more information concering shareholder servicing, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any brokerage commissions. For more information concerning brokerage, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any brokerage commissions.

FINANCIAL INTERMEDIARY

Amounts Paid Pursuant to Revenue Sharing Arrangements

          Since the Fund has not commenced operations as of the date of this SAI, the Fund’s Adviser and JPMDS have not made any revenue sharing payments with respect to the Fund.

Finder’s Fee Commissions

          Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the JPMorgan Equity Funds, the JPMorgan Specialty Funds, the JPMorgan International Funds, the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds, and the JPMorgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

          Financial Intermediaries who sell over $1 million of Class A Shares of the Fund may receive a finder’s fee. Such fees are paid in accordance with the following schedule:

Part I - 14

Amount of Purchases	Finder’s Fees

$1,000,000 — $3,999,999*	0.75%
$4,000,000 — $49,999,999	0.50%
$50,000,000 or more	0.25%

* If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 0.75% of the sale of the Class A Shares of the Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

          For a more complete discussion, see the “Cash Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not had any capital loss carryforwards. For more information on tax matters, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

          A list of the entities that receive the Fund’s portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Vickers Stock Research Corp.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
The McGraw Hill Companies	Monthly	30 days after month end

          For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers. Since the Fund has not commenced operations as of the date of this SAI, the officers and Trustees did not own any shares of any class of the Fund as of December 31, 2006.

Principal Holders. Since the Fund has not commenced operations as of the date of this SAI, there are no principal holders.

FINANCIAL STATEMENTS

          Since the Fund has not commenced operations as of the date of this SAI, there are no financial statements for the Fund.

Part I - 15

JPMorgan Funds

STATEMENT OF ADDITIONAL INFORMATION
PART I

January ___, 2007

JPMORGAN TRUST I (“JPMT I”)

JPMorgan Global Strategic Preservation Fund (the “Global Strategic Preservation Fund”
or the “Fund”)

          This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Fund dated January ___, 2007, as supplemented from time to time (“Prospectuses”). The Prospectuses are available, without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Funds’ distributor, at P.O. Box 711235, Columbus, OH 43271-1235.

          This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other JPMorgan Funds.

          For more information about the Fund, simply write or call:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

1-800-480-4111

SAI- XXX-107

PART I

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Funds

          The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended.

Share Classes

Shares in the Fund of the Trust are generally offered in multiple classes. The following chart shows the share classes offered (or which may be offered in the future) by the Fund as of the date of this SAI:

Fund	Class A	Class C	Select Class	R Class

Global Strategic Preservation Fund	X	X	X	X

Miscellaneous

          This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to select the Fund which best suit their needs.

          This SAI provides additional information with respect to the Fund and should be read in conjunction with the relevant Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Fund’s executive offices are located at 245 Park Avenue, New York, NY 10167.

          This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Global Strategic Preservation Fund. Part II of this SAI contains information that generally applies to the Funds and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”, JP. Morgan Mutual Fund Trust (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group (“JPMFMFG”), (each a “JPMorgan Fund,” and together with the Funds, the “JPMorgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, are referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

          The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the JPMorgan Funds are advised by JPMorgan Investment Advisors Inc. (“JPMIA”) or Security Capital Research & Management, Incorporated (“SC-R&M”), JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, JPMIA, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.”

INVESTMENT RESTRICTIONS

          The investment restrictions below have been adopted by JPMT I with respect to the applicable Fund. Except where otherwise noted, these investment restrictions are “fundamental” policies which, under the Investment Company Act of 1940, as amended (“1940 Act”), may not be changed without the

Part I - 1

vote of a majority of the outstanding voting securities of the Fund, as such term is defined in “Additional Information” in Part II of this SAI. The percentage limitations contained in the restrictions below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, except as specified by the Prospectus or SAI, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. The investment restrictions described below which are not fundamental policies of the Fund may be changed by the Trustees of the Fund without shareholder approval.

          For purposes of fundamental investment restrictions regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

          The investment policies of the Fund (including their investment objectives), are not fundamental except as designated in the Prospectuses or herein.

          Fundamental Investment Restrictions

The Fund:

(1)

May not purchase the securities of any issuer if, as a result more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

(2)	May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;

(3)

May not borrow money, except to the extent permitted under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC;

(4)	May may not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the deposition of “restricted securitites”;

(5)

May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector

Part I - 2

(6)

May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time; and

(7)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

(8)	May not make any investment inconsistent with the Fund’s classification as a diversified investment company under the 1940 Act.

          Non-Fundamental Investment Restrictions. The investment restrictions described below are non- fundamental restrictions of the Fund and may be changed by the Trustees of the Fund without shareholder approval:

The Fund:

(1)

May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2)

May not purchase securities on margin, make short sales of securities or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules;

(3)	May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto;

          There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, or any other later change. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequesnt fluctuations in value for other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

INVESTMENT PRACTICES

          The Fund invests in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Instrument	Part II Section Reference

Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.

Mortgage-Related Securities

Part I - 3

Instrument	Part II Section Reference

Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.

Asset-Backed Securities

Auction Rate Securities: Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	Auction Rate Securities

Bank Obligations: Bank obligations consist of bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Bank Obligations

Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.

Miscellaneous Investment Strategies and Risks

Brady Bonds: Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.

Foreign Investments (including Foreign Currencies)

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. The Funds will sell only covered call and secured put options.

Options and Futures Transactions

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper

Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights

Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities, Warrants and Rights

Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities

Part I - 4

Instrument	Part II Section Reference

Corporate Debt Securities: Corporate debt securities may include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.

Debt Instruments

Credit Default Swaps: A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.

Swaps and Related Swap Products

Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.

Demand Features

Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

Foreign Investments (including Foreign Currencies)

Exchange Traded Funds(“ETFs”): Ownership interest in unit investment trusts, depository receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ 100’s.

Investment Company Securities and Exchange Traded Funds

Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.

Foreign Investments (including Foreign Currencies)

Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts and American Depositary Securities.

Foreign Investments (including Foreign Currencies)

High Yield/High Risk Securities/Junk Bonds: High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies.	Debt Instruments

Part I - 5

Instrument	Part II Section Reference

Inflation-Linked Debt Securities: Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.

Debt Instruments

Interfund Lending: Interfund lending involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks

Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.

Inverse Floaters and Interest Rate Caps

Loan Participations and Assignments: Participations in, or assignments of all or a portion of loans to corporations or to governments of less developed countries (“LDCs”).	Loan Participations and Assignments

Mortgages (Directly Held): Mortgages are debt instruments secured by real property.	Mortgage-Related Securities

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans.	Mortgage-Related Securities

Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.

Mortgage-Related Securities

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.

Municipal Securities

New Financial Products: New options and futures contracts and other financial products continue to be developed and the Funds may invest in such options, contracts and products.	Miscellaneous Investment Strategies and Risks

Obligations of Supranational Agencies: Obligations of supranational agencies which are chartered to promote economic development and are supported by various governments and governmental agencies.	Foreign Investments (including Foreign Currencies)

Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over the counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.

Options and Futures Transactions

Part I - 6

Instrument	Part II Section Reference

Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Rights and Warrants

Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Miscellaneous Investment Strategies and Risks

Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	Reverse Repurchase Agreements

Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.

Miscellaneous Investment Strategies and Risks

Securities Lending: The lending of up to 33 1/3 % of a Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	Securities Lending

Short Selling: In short selling transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

Short Selling

Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	Short-Term Funding Agreements

Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	Foreign Investments (including Foreign Currencies

Part I - 7

Instrument	Part II Section Reference

Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest Only (“IO”) and Principal Only (“PO”) securities issued outside a REMIC or CMO structure.

Mortgage-Related Securities

Structured Investments: A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.

Structured Investments

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

Swaps and Related Swap Products

Synthetic Variable Rate Instruments: Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.

Swaps and Related Swap Products

Treasury Receipts: A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).

Treasury Receipts

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes, subordinated benchmark notes, collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”).

Mortgage-Related Securities

Part I - 8

Instrument	Part II Section Reference

U.S. Government Obligations: U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book Entry Safekeeping (“CUBES”).

U.S. Government Obligations

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand or at the expiration of a specified term.

Debt Instruments

When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments

Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero coupon debt securities which convert on a specified date to interest bearing debt securities.

Debt Instruments

DIVERSIFICATION

          The Fund is registered as a diversified investment company. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

          A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. High portfolio turnover also results in higher transactions costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

          The Fund has not commenced operations as of the date of this SAI, therefore there is no portfolio turnover rate for the Fund.

Part I - 9

TRUSTEES

Standing Committees

          There are four standing committees of the Board of Trustees: the Audit Committee, the Compliance Committee, the Governance Committee and the Investment Committee. As the Fund has not yet commenced operations as of the date of this SAI, there are no committee meetings to report with respect to the Fund.

Ownership of Securities

          The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2005, in the Fund and each Trustee’s aggregate dollar range of ownership in any Funds that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Dollar Range in Equity Securities of Global Strategic Preservation Fund(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies(2), (3)
Independent Trustees
William J. Armstrong	None	Over $100,000
Roland R. Eppley, Jr.	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	$50,001 - $100,000
Interested Trustee
Leonard M. Spalding, Jr.	None	Over $100,000

(1)	The Fund has not commenced operations as of the date of this SAI, therefore, the Trustees do not own any shares of the Fund.

(2)

A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eight registered investment companies (122 funds).

(3)

For Messrs. Eppley and Spalding, these amounts include deferred compensation balances through participation in the JPMorgan Funds’ Deferred Compensation Plan for Eligible Trustees as of December 31, 2005. For Ms. McCoy and Messrs. Finn, Marshall and Oden, these amounts include deferred compensation balances through participation in the Deferred Compensation Plan for Trustees of One Group Mutual Funds and One Group Investment Trust as of December 31, 2005.

          As of December 31, 2005, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

          As of July 1, 2005, the Funds of the JPMorgan Funds pay each Trustee an annual fee of $183,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the

Part I - 10

Funds pay the Chairman $167,000 and the Vice Chairman $67,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $52,000 and $27,000 respectively. The Trustees may hold various other directorships unrelated to the JPMorgan Funds Complex. The Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

          Trustee aggregate compensation paid by the Fund and the JPMorgan Funds Complex for the calendar year ended December 31, 2005, is set forth below:

Part I - 11

Name of Trustee	Global Strategic Preservation Fund(1)	Total Compensation paid from the Fund Complex(2)
Independent Trustees
William J. Armstrong	None	$204,417
Roland R. Eppley, Jr.	None	157,417
John F. Finn	None	0(3)
Dr. Matthew Goldstein	None	179,833
Robert J. Higgins	None	179,833
Peter C. Marshall	None	229,333
Marilyn McCoy	None	0(4)
William G. Morton, Jr.	None	157,417
Robert A. Oden, Jr.	None	137,250(5)
Fergus Reid, III	None	309,000
Frederick W. Ruebeck	None	190,500
James J. Schonbachler	None	157,417
Interested Trustee
Leonard M. Spalding, Jr.	None	204,417

(1)	Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any compensation to the Trustees.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees currently serves includes eight registered investment companies (122 funds).

(3)	Does not include $176,250 of Deferred Compensation.

(4)	Does not include $207,083 of Deferred Compensation.

(5)	Does not include $32,500 of Deferred Compensation.

INVESTMENT ADVISER

Investment Advisory Fees

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any investment advisory fees. For a more information about the investment adviser, see the “Investment Advisers” section in Part II of this SAI.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

          The following table shows information regarding all of the other accounts managed by each portfolio manager as of the fiscal year ended October 31, 2006:

Part I - 12

Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)

Global Strategic Preservation Fund
Neill Nuttall
Talib Sheikh

          The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of the fiscal year ended October 31, 2006:

Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)

Global Strategic Preservation Fund
Neill Nuttall
Talib Sheikh

Portfolio Managers - Ownership Of Securities

          Since the Fund has not commenced operations as of the date of this SAI, the portfolio manager do not own any shares of the Fund. For a more complete discussion of the portfolio managers’ compenstaion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any administrator fees. For more information about the Administrator, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any compensation to JPMDS. For more information about the Distributor, see the “Distributor” section in Part II of this SAI.

Part I -13

Distribution Fees

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any distribution fees. For a more complete discussion of the Distribution Plan, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

          Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing Shareholder Services and Other Related Services, a fee at the following annual rates (expressed as a percentage of the average daily net asset value (“NAV”) of Fund shares owned by or for shareholders):

Select Class, Class A and Class C Shares	0.25%
R Class Shares	0.05%

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any shareholder servicing agent fees. For more information concering shareholder servicing, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any brokerage commissions. For more information concerning brokerage, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any brokerage commissions.

FINANCIAL INTERMEDIARY

Amounts Paid Pursuant to Revenue Sharing Arrangements

          Since the Fund has not commenced operations as of the date of this SAI, the Fund’s Adviser and JPMDS have not made any revenue sharing payments with respect to the Fund.

Finder’s Fee Commissions

          Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the JPMorgan Equity Funds, the JPMorgan Specialty Funds, the JPMorgan International Funds, the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds, and the JPMorgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

          Financial Intermediaries who sell over $1 million of Class A Shares of the Fund may receive a finder’s fee. Such fees are paid in accordance with the following schedule:

Part I - 14

Amount of Purchases	Finder’s Fees

$1,000,000 — $3,999,999*	0.75%
$4,000,000 — $49,999,999	0.50%
$50,000,000 or more	0.25%

* If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 0.75% of the sale of the Class A Shares of the Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

          For a more complete discussion, see the “Cash Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not had any capital loss carryforwards. For more information on tax matters, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

          A list of the entities that receive the Fund’s portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Vickers Stock Research Corp.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
The McGraw Hill Companies	Monthly	30 days after month end

          For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers. Since the Fund has not commenced operations as of the date of this SAI, the officers and Trustees did not own any shares of any class of the Fund as of December 31, 2006.

Principal Holders. Since the Fund has not commenced operations as of the date of this SAI, there are no principal holders.

FINANCIAL STATEMENTS

          Since the Fund has not commenced operations as of the date of this SAI, there are no financial statements for the Fund.

Part I - 15

JPMorgan Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

January ___, 2007

JPMORGAN TRUST I (“JPMT I”)

JPMorgan International Currency Income Fund (the “International Currency Income Fund” or the “Fund”)

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Fund dated January ___ 2007, as supplemented from time to time (“Prospectuses”). The Prospectuses are available, without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Funds’ distributor, at P.O. Box 711235, Columbus, OH 43271-1235.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other JPMorgan Funds.

For more information about the Fund, simply write or call:

JPMorgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

1-800-480-4111

SAI- XXX-107

PART I

GENERAL	1
The Trust and the Fund	1
Share Classes	1
Miscellaneous	1
INVESTMENT RESTRICTIONS	1
INVESTMENT PRACTICES	3
DIVERSIFICATION	9
PORTFOLIO TURNOVER	9
TRUSTEES	10
Standing Committees	10
Ownership of Securities	10
Trustee Compensation	10
INVESTMENT ADVISER	11
Investment Advisory Fees	11
PORTFOLIO MANAGERS	12
Portfolio Managers’ Other Accounts Managed	12
Portfolio Managers - Ownership Of Securities	12
ADMINISTRATOR	12
Administrator Fees	12
DISTRIBUTOR	13
Compensation paid to JPMDS	13
Distribution Fees	13
SHAREHOLDER SERVICING	13
Shareholder Services Fees	13
BROKERAGE AND RESEARCH SERVICES	13
Brokerage Commissions	13
Broker Research	13
FINANCIAL INTERMEDIARY	13
Amounts Paid Pursuant to Revenue Sharing Arrangements	13
Finder’s Fee Commissions	14
TAX MATTERS	14
Capital Loss Carryforwards	14
PORTFOLIO HOLDINGS DISCLOSURE	14
SHARE OWNERSHIP	15
FINANCIAL STATEMENTS	15

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Funds

The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended.

Share Classes

Shares in the Fund of the Trust are generally offered in multiple classes. The following chart shows the share classes offered (or which may be offered in the future) by the Fund as of the date of this SAI:

Fund	Class A	Class C	Select Class	R Class
International Currency Income Fund	X	X	X	X

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to select the Fund which best suit their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the relevant Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Fund’s executive offices are located at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the International Currency Income Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Trust (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group (“JPMFMFG”), (each a “JPMorgan Fund,” and together with the Fund, the “JPMorgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, are referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the JPMorgan Funds are advised by JPMorgan Investment Advisors Inc. (“JPMIA”) or Security Capital Research & Management, Incorporated (“SC-R&M”), and/or subadvised by JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, JPMIA, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.”

INVESTMENT RESTRICTIONS

The investment restrictions below have been adopted by JPMT I with respect to the Fund. Except where otherwise noted, these investment restrictions are “fundamental” policies which, under the

Part I - 1

Investment Company Act of 1940, as amended (“1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in “Additional Information” in Part II of this SAI. The percentage limitations contained in the restrictions below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, except as specified by the Prospectus or SAI, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. The investment restrictions described below which are not fundamental policies of the Fund may be changed by the Trustees of the Fund without shareholder approval.

For purposes of fundamental investment restrictions regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

The investment policies of the Fund (including it investment objectives), are not fundamental, except as designated in the Prospectuses or herein.

Fundamental Investment Restrictions

The Fund:

(1)

May not purchase the securities of any issuer if, as a result more than 25% of the Fund's total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

(2)	May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;

(3)

May not borrow money, except to the extent permitted under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC;

(4)	May not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the disposition of “restricted securities”

(5)

May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector. Real estate includes Real Estate Limited Partnerships;

Part I - 2

(6)

May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time; and

(7)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Restrictions. The investment restrictions described below are non-fundamental restrictions of the Fund and may be changed by the Trustees of the Fund without shareholder approval:

The Fund:

(1)

May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2)	May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; and

(3)	May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value for other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Instrument	Part II Section Reference

Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.

Mortgage-Related Securities

Asset-Backed Securities:  Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.

Asset-Backed Securities
Auction Rate Securities: Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	Auction Rate Securities

Part I - 3

Instrument	Part II Section Reference

Bank Obligations:  Bank obligations consist of bankers' acceptances, certificates of deposit and time deposits. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Bank Obligations

Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.

Miscellaneous Investment Strategies and Risks

Brady Bonds: Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.

Foreign Investments (including Foreign Currencies)

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. The Fund will sell only covered call and secured put options.

Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper
Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities

Corporate Debt Securities: Corporate debt securities may include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.

Debt Instruments

Part I - 4

Instrument	Part II Section Reference

Credit Default Swaps: A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.

Swaps and Related Swap Products

Custodial Receipts: Certain Funds may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

Custodial Receipts

Demand Features:  Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.

Demand Features

Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

Foreign Investments (including Foreign Currencies)

Exchange Traded Funds(“ETFs”): Ownership interest in unit investment trusts, depository receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ 100’s.

Investment Company Securities and Exchange Traded Funds

Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and currency swaps, caps and floors. The Fund may engage in such transactions in both U.S. and non-U.S. markets.

Foreign Investments (including Foreign Currencies)

Foreign Investments:  Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts and American Depositary Securities.

Foreign Investments (including Foreign Currencies)
High Yield/High Risk Securities/Junk Bonds: High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies.	Debt Instruments

Part I - 5

Instrument	Part II Section Reference

Inflation-Linked Debt Securities: Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.

Debt Instruments
Initial Public Offerings (IPOs): A transaction in which a previously private company makes its first sale of stock to the public.	Equity Securities, Warrants and Rights
Interfund Lending: Interfund lending involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks

Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.

Inverse Floaters and Interest Rate Caps

Investment Company Securities:  Shares of other investment companies, including money market funds for which the Adviser and/or its affiliates serve as investment adviser or administrator. The Adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.

Investment Company Securities and Exchange Traded Funds
Loan Participations and Assignments: Participations in, or assignments of all or a portion of loans to corporations or to governments of less developed countries (“LDCs”).	Loan Participations and Assignments
Mortgages (Directly Held): Mortgages are debt instruments secured by real property.	Mortgage-Related Securities
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans.	Mortgage-Related Securities

Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.

Mortgage-Related Securities

Municipal Securities:  Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.

Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Fund may invest in such options, contracts and products.	Miscellaneous Investment Strategies and Risks

Part I - 6

Instrument	Part II Section Reference
Obligations of Supranational Agencies: Obligations of supranational agencies which are chartered to promote economic development and are supported by various governments and governmental agencies.	Foreign Investments (including Foreign Currencies)

Options and Futures Transactions: The Fund may purchase and sell (a) exchange traded and over the counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.

Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Rights and Warrants

Private Placements, Restricted Securities and Other Unregistered Securities:  Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	Reverse Repurchase Agreements
Securities Lending: The lending of up to 33-1/3% of a Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	Securities Lending

Short Selling: In short selling transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts ("GICs") and Bank Investment Contracts ("BICs").	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	Foreign Investments (including Foreign Currencies

Part I - 7

Instrument	Part II Section Reference

Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest Only (“IO”) and Principal Only (“PO”) securities issued outside a REMIC or CMO structure.

Mortgage-Related Securities

Structured Investments: A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.

Structured Investments

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

Swaps and Related Swap Products

Synthetic Variable Rate Instruments: Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.

Swaps and Related Swap Products

Treasury Receipts:  A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).

Treasury Receipts

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes, subordinated benchmark notes, collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs").

Mortgage-Related Securities

Part I - 8

Instrument	Part II Section Reference

U.S. Government Obligations:   U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book Entry Safekeeping (“CUBES”).

U.S. Government Obligations

Variable and Floating Rate Instruments:  Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand or at the expiration of a specified term.

Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments

Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero coupon debt securities which convert on a specified date to interest bearing debt securities.

Debt Instruments

DIVERSIFICATION

The Fund is registered as non-diversified investment company. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. High portfolio turnover also results in higher transactions costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The Fund has not commenced operations as of the date of this SAI, therefore there is no portfolio turnover rate for the Fund.

Part I - 9

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit Committee, the Compliance Committee, the Governance Committee and the Investment Committee. As the Fund has not yet commenced operations as of the date of this SAI, there are no committee meetings to report with respect to the Fund.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2005, in the Fund and each Trustee’s aggregate dollar range of ownership in any funds that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Dollar Range in Equity Securities of International Currency Income Fund(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies(2), (3)
Independent Trustees
William J. Armstrong	None	Over $100,000
Roland R. Eppley, Jr.	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	$50,001 – $100,000
Interested Trustee
Leonard M. Spalding, Jr.	None	Over $100,000

(1)	The Fund has not commenced operations as of the date of this SAI, therefore, the Trustees do not own any shares of the Fund.
(2)

A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eight registered investment companies (122 funds).

(3)

For Messrs. Eppley and Spalding, these amounts include deferred compensation balances through participation in the JPMorgan Funds’ Deferred Compensation Plan for Eligible Trustees as of December 31, 2005. For Ms. McCoy and Messrs. Finn, Marshall and Oden, these amounts include deferred compensation balances through participation in the Deferred Compensation Plan for Trustees of One Group Mutual Funds and One Group Investment Trust as of December 31, 2005.

Trustee Compensation

As of December 31, 2005, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Part I - 10

As of July 1, 2005, the Funds of the JPMorgan Funds pay each Trustee an annual fee of $183,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $167,000 and the Vice Chairman $67,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $52,000 and $27,000 respectively. The Trustees may hold various other directorships unrelated to the JPMorgan Funds Complex. The Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by the Fund and the JPMorgan Funds Complex for the calendar year ended December 31, 2005, is set forth below:

Name of Trustee	International Currency Income Fund(1)	Total Compensation paid from the Fund Complex(2)
Independent Trustees
William J. Armstrong	None	$204,417
Roland R. Eppley, Jr.	None	157,417
John F. Finn	None	0(3)
Dr. Matthew Goldstein	None	179,833
Robert J. Higgins	None	179,833
Peter C. Marshall	None	229,333
Marilyn McCoy	None	0(4)
William G. Morton, Jr.	None	157,417
Robert A. Oden, Jr.	None	137,250(5)
Fergus Reid, III	None	309,000
Frederick W. Ruebeck	None	190,500
James J. Schonbachler	None	157,417
Interested Trustee
Leonard M. Spalding, Jr.	None	204,417

(1)	Since the International Currency Income Fund has not commenced operations as of the date of this SAI, the Fund has not paid any compensation to the Trustees.
(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees currently serves includes eight registered investment companies (122 funds).

(3)	Does not include $176,250 of Deferred Compensation.
(4)	Does not include $207,083 of Deferred Compensation.
(5)	Does not include $32,500 of Deferred Compensation.

INVESTMENT ADVISER

Investment Advisory Fees

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any investment advisory fees. For more information about the investment adviser, see the “Investment Advisers” section in Part II of this SAI.

Part I - 11

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of the fiscal year ended October 31, 2006:

Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
International Currency Income Fund
Jon B. Jonsson

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of the fiscal year ended October 31, 2006:

Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
International Currency Income Fund
Jon B. Jonsson

Portfolio Managers - Ownership Of Securities

Since the Fund has not commenced operations as of the date of this SAI, the portfolio manager does not own any shares of the Fund. For a more complete discussion of the portfolio manager’s compensation, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any administrator fees. For more information about the Administrator, see the “Administrator” section in Part II of this SAI.

Part I - 12

DISTRIBUTOR

Compensation Paid to JPMDS

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any compensation to JPMDS. For more information about the Distributor, see the “Distributor” section in Part II of this SAI.

Distribution Fees

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any distribution fees. For a more complete discussion, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing Shareholder Services and Other Related Services, a fee at the following annual rates (expressed as a percentage of the average daily net asset value ("NAV") of Fund shares owned by or for shareholders):

Select Class, Class A, and Class C	0.25%
R Class	0.05%

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any shareholder servicing agent fees. For more information concerning shareholder servicing, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any brokerage commissions. For more information concerning brokerage, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any brokerage commissions.

FINANCIAL INTERMEDIARY

Amounts Paid Pursuant to Revenue Sharing Arrangements

Since the Fund has not commenced operations as of the date of this SAI, the Fund’s Adviser and JPMDS has not made any revenue sharing payments with respect to the Fund.

Part I - 13

Finder’s Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the JPMorgan Equity Funds, the JPMorgan Specialty Funds, the JPMorgan International Funds, the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds, and the JPMorgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

Financial Intermediaries who sell over $1 million of Class A Shares of the Fund may receive a finder’s fee. Such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	0.75%
$4,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

* If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 0.75% of the sale of the Class A Shares of the Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

For a more complete discussion, see the “Cash Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not had any capital loss carryforwards. For more information about tax matters, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Fund’s portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Vickers Stock Research Corp.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
The McGraw Hill Companies	Monthly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

Part I - 14

SHARE OWNERSHIP

Trustees and Officers.

Since the Fund has not commenced operations as of the date of this SAI, the officers and Trustees did not own any shares of any class of the Fund as of December 31, 2006.

Principal Holders.

Since the Fund has not commenced operations as of the date of this SAI, there are no principal holders.

FINANCIAL STATEMENTS

Since the Fund has not commenced operations as of the date of this SAI, there are no financial statements for the Fund.

Part I - 15

JPMorgan Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

January ___, 2007

JPMORGAN TRUST I (“JPMT I”)

JPMorgan World Income Builder Fund (the “World Income Builder Fund” or the “Fund")

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Fund dated January ___, 2007, as supplemented from time to time (“Prospectuses”). The Prospectuses are available, without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Funds’ distributor, at P.O. Box 711235, Columbus, OH 43271-1235.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other JPMorgan Funds.

For more information about the Fund, simply write or call:

JPMorgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

1-800-480-4111

SAI- XXX-107

PART I

GENERAL	1
The Trust and the Fund	1
Share Classes	1
Miscellaneous	1
INVESTMENT RESTRICTIONS	1
INVESTMENT PRACTICES	3
DIVERSIFICATION	9
PORTFOLIO TURNOVER	9
TRUSTEES	10
Standing Committees	10
Ownership of Securities	10
Trustee Compensation	10
INVESTMENT ADVISER	11
Investment Advisory Fees	11
PORTFOLIO MANAGERS	12
Portfolio Managers’ Other Accounts Managed	12
Portfolio Managers - Ownership Of Securities	12
ADMINISTRATOR	12
Administrator Fees	12
DISTRIBUTOR	13
Compensation paid to JPMDS	13
Distribution Fees	13
SHAREHOLDER SERVICING	13
Shareholder Services Fees	13
BROKERAGE AND RESEARCH SERVICES	13
Brokerage Commissions	13
Broker Research	13
FINANCIAL INTERMEDIARY	13
Amounts Paid Pursuant to Revenue Sharing Arrangements	13
Finder’s Fee Commissions	14
TAX MATTERS	14
Capital Loss Carryforwards	14
PORTFOLIO HOLDINGS DISCLOSURE	14
SHARE OWNERSHIP	15
FINANCIAL STATEMENTS	15

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Funds

The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended.

Share Classes

Shares in the Fund of the Trust are generally offered in multiple classes. The following chart shows the share classes offered (or which may be offered in the future) by the Fund as of the date of this SAI:

Fund	Class A	Class C	Select Class
World Income Builder Fund	X	X	X

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to select the Fund which best suit their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the relevant Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Fund’s executive offices are located at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the World Income Builder Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Trust (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group (“JPMFMFG”), (each a “JPMorgan Fund,” and together with the Fund, the “JPMorgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, are referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the JPMorgan Funds are advised by JPMorgan Investment Advisors Inc. (“JPMIA”) or Security Capital Research & Management, Incorporated (“SC-R&M”), and/or subadvised by JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, JPMIA, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.”

INVESTMENT RESTRICTIONS

The investment restrictions below have been adopted by JPMT I with respect to the Fund. Except where otherwise noted, these investment restrictions are “fundamental” policies which, under the Investment Company Act of 1940, as amended (“1940 Act”), may not be changed without the vote of a

Part I - 1

majority of the outstanding voting securities of the Fund, as such term is defined in “Additional Information” in Part II of this SAI. The percentage limitations contained in the restrictions below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, except as specified by the Prospectus or SAI, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. The investment restrictions described below which are not fundamental policies of the Fund may be changed by the Trustees of the Fund without shareholder approval.

For purposes of fundamental investment restrictions regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

The investment policies of the Fund (including it investment objectives), are not fundamental except as designated in the Prospectuses or herein.

Fundamental Investment Restrictions

The Fund:

(1)

May not purchase the securities of any issuer if, as a result more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

(2)	May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;

(3)

May not borrow money, except to the extent permitted under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC;

(4)	May may not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the deposition of “restricted securities”

(5)

May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector;

Part I - 2

(6)

May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time; and

(7)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Restrictions. The investment restrictions described below are non-fundamental restrictions of the Fund and may be changed by the Trustees of the Fund without shareholder approval:

The Fund:

(1)

May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid; and

(2)	May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value for other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Instrument	Part II Section Reference

Adjustable Rate Mortgage Loans (“ARMs”) : Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.

Mortgage-Related Securities

Asset-Backed Securities:   Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.

Asset-Backed Securities
Auction Rate Securities : Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	Auction Rate Securities

Part I - 3

Instrument	Part II Section Reference

Bank Obligations:  Bank obligations consist of bankers' acceptances, certificates of deposit and time deposits. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Bank Obligations

Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.

Miscellaneous Investment Strategies and Risks

Brady Bonds: Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.

Foreign Investments (including Foreign Currencies)

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. The Fund will sell only covered call and secured put options.

Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper
Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities

Corporate Debt Securities: Corporate debt securities may include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.

Debt Instruments

Part I - 4

Instrument	Part II Section Reference

Credit Default Swaps: A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.

Swaps and Related Swap Products

Demand Features:  Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.

Demand Features

Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

Foreign Investments (including Foreign Currencies)

Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depository receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ 100’s.

Investment Company Securities and Exchange Traded Funds

Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and currency swaps, caps and floors. The Fund may engage in such transactions in both U.S. and non-U.S. markets.

Foreign Investments (including Foreign Currencies)

Foreign Investments:  Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts and American Depositary Securities.

Foreign Investments (including Foreign Currencies)
High Yield/High Risk Securities/Junk Bonds: High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies.	Debt Instruments

Inflation-Linked Debt Securities: Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.

Debt Instruments

Part I - 5

Instrument	Part II Section Reference
Interfund Lending: Interfund lending involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks

Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.

Inverse Floaters and Interest Rate Caps

Investment Company Securities:  Shares of other investment companies, including money market funds for which the Adviser and/or its affiliates serve as investment adviser or administrator. The Adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.

Investment Company Securities and Exchange Traded Funds
Loan Participations and Assignments: Participations in, or assignments of all or a portion of loans to corporations or to governments of less developed countries (“LDCs”).	Loan Participations and Assignments
Mortgages (Directly Held): Mortgages are debt instruments secured by real property.	Mortgage-Related Securities
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans.	Mortgage-Related Securities

Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.

Mortgage-Related Securities

Municipal Securities:  Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.

Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Fund may invest in such options, contracts and products.	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations of supranational agencies which are chartered to promote economic development and are supported by various governments and governmental agencies.	Foreign Investments (including Foreign Currencies)

Options and Futures Transactions: The Fund may purchase and sell (a) exchange traded and over the counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.

Options and Futures Transactions

Part I - 6

Instrument	Part II Section Reference
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Rights and Warrants

Private Placements, Restricted Securities and Other Unregistered Securities:  Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	Reverse Repurchase Agreements

Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.

Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 ⅓% of a Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	Securities Lending

Short Selling: In short selling transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts ("GICs") and Bank Investment Contracts ("BICs").	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	Foreign Investments (including Foreign Currencies

Part I - 7

Instrument	Part II Section Reference

Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest Only (“IO”) and Principal Only (“PO”) securities issued outside a REMIC or CMO structure.

Mortgage-Related Securities

Structured Investments: A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.

Structured Investments

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

Swaps and Related Swap Products

Synthetic Variable Rate Instruments: Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.

Swaps and Related Swap Products

Treasury Receipts:  A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).

Treasury Receipts

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes, subordinated benchmark notes, collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs").

Mortgage-Related Securities

Part I - 8

Instrument	Part II Section Reference

U.S. Government Obligations:  U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book Entry Safekeeping (“CUBES”).

U.S. Government Obligations

Variable and Floating Rate Instruments:  Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand or at the expiration of a specified term.

Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments

Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero coupon debt securities which convert on a specified date to interest bearing debt securities.

Debt Instruments

DIVERSIFICATION

The Fund is registered as non-diversified investment company. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. High portfolio turnover also results in higher transactions costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The Fund has not commenced operations as of the date of this SAI, therefore there is no portfolio turnover rate for the Fund.

Part I - 9

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit Committee, the Compliance Committee, the Governance Committee and the Investment Committee. As the Fund has not yet commenced operations as of the date of this SAI, there are no committee meetings to report with respect to the Fund.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2005, in the Fund and each Trustee’s aggregate dollar range of ownership in any funds that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Dollar Range in Equity Securities of World Income Builder Fund(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies(2), (3)
Independent Trustees
William J. Armstrong	None	Over $100,000
Roland R. Eppley, Jr.	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	$50,001 – $100,000
Interested Trustee
Leonard M. Spalding, Jr.	None	Over $100,000

(1)	The Fund has not commenced operations as of the date of this SAI, therefore, the Trustees do not own any shares of the Fund.
(2)

A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eight registered investment companies (122 funds).

(3)

For Messrs. Eppley and Spalding, these amounts include deferred compensation balances through participation in the JPMorgan Funds’ Deferred Compensation Plan for Eligible Trustees as of December 31, 2005. For Ms. McCoy and Messrs. Finn, Marshall and Oden, these amounts include deferred compensation balances through participation in the Deferred Compensation Plan for Trustees of One Group Mutual Funds and One Group Investment Trust as of December 31, 2005.

Trustee Compensation

As of December 31, 2005, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Part I - 10

As of July 1, 2005, the Funds of the JPMorgan Funds pay each Trustee an annual fee of $183,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $167,000 and the Vice Chairman $67,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $52,000 and $27,000 respectively. The Trustees may hold various other directorships unrelated to the JPMorgan Funds Complex. The Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by the Fund and the JPMorgan Funds Complex for the calendar year ended December 31, 2005, is set forth below:

Name of Trustee	World Income Builder Fund(1)	Total Compensation paid from the Fund Complex(2)
Independent Trustees
William J. Armstrong	None	$204,417
Roland R. Eppley, Jr.	None	157,417
John F. Finn	None	0(3)
Dr. Matthew Goldstein	None	179,833
Robert J. Higgins	None	179,833
Peter C. Marshall	None	229,333
Marilyn McCoy	None	0(4)
William G. Morton, Jr.	None	157,417
Robert A. Oden, Jr.	None	137,250(5)
Fergus Reid, III	None	309,000
Frederick W. Ruebeck	None	190,500
James J. Schonbachler	None	157,417
Interested Trustee
Leonard M. Spalding, Jr.	None	204,417

(1)	Since the World Income Builder Fund has not commenced operations as of the date of this SAI, the Fund has not paid any compensation to the Trustees.
(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees currently serves includes eight registered investment companies (122 funds).

(3)	Does not include $176,250 of Deferred Compensation.
(4)	Does not include $207,083 of Deferred Compensation.
(5)	Does not include $32,500 of Deferred Compensation.

INVESTMENT ADVISER

Investment Advisory Fees

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any investment advisory fees. For more information about the investment adviser, see the “Investment Advisers” section in Part II of this SAI.

Part I - 11

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of the fiscal year ended October 31, 2006:

Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
World Income Builder Fund
Patrik Jacobson
Michael Schoenhaut

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of the fiscal year ended October 31, 2006:

Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
World Income Builder Fund
Patrik Jacobson
Michael Schoenhaut

Portfolio Managers - Ownership Of Securities

Since the Fund has not commenced operations as of the date of this SAI, the portfolio manager do not own any shares of the Fund. For a more complete discussion of the portfolio managers’ compensation, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any administrator fees. For more information about the Administrator, see the “Administrator” section in Part II of this SAI.

Part I - 12

DISTRIBUTOR

Compensation Paid to JPMDS

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any compensation to JPMDS. For more information about the Distributor, see the “Distributor” section in Part II of this SAI.

Distribution Fees

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any distribution fees. For a more complete discussion of the Distribution Plan, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing Shareholder Services and Other Related Services, a fee at the following annual rates (expressed as a percentage of the average daily net asset value ("NAV") of Fund shares owned by or for shareholders):

Select Class, Class A, and Class C	0.25%

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any shareholder servicing agent fees. For more information concerning shareholder servicing, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any brokerage commissions. For more information concerning brokerage, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any brokerage commissions.

FINANCIAL INTERMEDIARY

Amounts Paid Pursuant to Revenue Sharing Arrangements

Since the Fund has not commenced operations as of the date of this SAI, the Fund’s Adviser and JPMDS have not made any revenue sharing payments with respect to the Fund.

Part I - 13

Finder’s Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the JPMorgan Equity Funds, the JPMorgan Specialty Funds, the JPMorgan International Funds, the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds, and the JPMorgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

Financial Intermediaries who sell over $1 million of Class A Shares of the Fund may receive a finder’s fee. Such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	0.75%
$4,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

* If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 0.75% of the sale of the Class A Shares of the Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

For a more complete discussion, see the “Cash Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

Since the Fund has not commenced operations as of the date of this SAI, the Fund has not had any capital loss carryforwards. For more information on tax matters, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Fund’s portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Vickers Stock Research Corp.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
The McGraw Hill Companies	Monthly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

Part I - 14

SHARE OWNERSHIP

Trustees and Officers.

Since the Fund has not commenced operations as of the date of this SAI, the officers and Trustees did not own any shares of any class of the Fund as of December 31, 2006.

Principal Holders.

Since the Fund has not commenced operations as of the date of this SAI, there are no principal holders.

FINANCIAL STATEMENTS

Since the Fund has not commenced operations as of the date of this SAI, there are no financial statements for the Fund.

Part I - 15

JPMorgan International Equity Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

February ___, 2007

JPMORGAN TRUST I (“JPMT I”)

JPMorgan Global Focus Fund (the “Global Focus Fund” or the “Fund”)

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Fund dated February ___, 2007, as supplemented from time to time (“Prospectuses”). The Prospectuses are available, without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at P.O. Box 711235, Columbus, OH 43271-1235.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other JPMorgan Funds.

For more information about the Fund, simply write or call:

JPMorgan Fund Services

P.O. Box 8528

Boston, MA 02266-8528

1-800-480-4111

SAI-INTEQGF-1106

GENERAL	1
The Trust and the Fund	1
Share Classes	1
Miscellaneous	1
INVESTMENT RESTRICTIONS	1
INVESTMENT PRACTICES	3
DIVERSIFICATION	7
PORTFOLIO TURNOVER	7
TRUSTEES	8
Standing Committees	8
Ownership of Securities	8
Trustee Compensation	8
INVESTMENT ADVISER	9
Investment Advisory Fees	9
PORTFOLIO MANAGERS	10
Portfolio Managers’ Other Accounts Managed	10
Portfolio Managers - Ownership Of Securities	10
ADMINISTRATOR	10
Administrator Fees	10
DISTRIBUTOR	10
Compensation paid to JPMDS	10
Distribution Fees	10
SHAREHOLDER SERVICING	11
Shareholder Services Fees	11
BROKERAGE AND RESEARCH SERVICES	11
Brokerage Commissions	11
Broker Research	11
Securities of Regular Broker-Dealers	11
FINANCIAL INTERMEDIARY	11
Amounts Paid Pursuant to Revenue Sharing Arrangements	11
Finders’ Fee Commissions	11
TAX MATTERS	12
Captial Loss Carryforward	12
PORTFOLIO HOLDINGS DISCLOSURE	12
Share Ownership	12
Trustees and Officers	12
Principal Holders	12
FINANCIAL STATEMENTS	12

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Fund

The Fund began operations on or about the date of this SAI. The Fund is a series of JPMorgan Trust I (“JPMTI”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. The Fund is non-diversified as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

Share Classes

The Trustees of the Fund have authorized the issuance and sale of the following classes of shares of the Fund:

Select Class, Class A, Class C and R Class

Currently, the Fund offers the following classes of shares:

Select Class, Class A, Class C and R Class

The shares of the Fund are collectively referred to in this SAI as the “Shares.”

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Fund’s executive offices are located at 245 Park Avenue, New York, NY 10167.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMG”) (each a “JPMorgan Fund,” and together with the Fund, the “JPMorgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, are referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a "Trustee."

The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the JPMorgan Funds are advised by JPMorgan Investment Advisors Inc. (“JPMIA”, formerly known as Banc One Investment Advisors Corporation) or Security Capital Research & Management, Incorporated (“SC-R&M”), and/or sub-advised by JPMorgan High Yield Partners LLC (“JPMHYP”, formerly known as Banc One High Yield Partners, LLC), JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, JPMIA, SC-R&M, JPMHYP, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JPMHYP, JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.”

INVESTMENT RESTRICTIONS

The investment restrictions below have been adopted by JPMT I with respect to the Fund. Except where otherwise noted, these investment restrictions are “fundamental” policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as such term is defined in “Additional Information” in Part II of this SAI. The percentage limitations contained in the restrictions below apply

 1

at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. The investment restrictions described below which are not fundamental policies of the Fund may be changed by the Trustees of the Fund without shareholder approval.

For purposes of fundamental investment restrictions regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the United States Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

The investment policies of the Fund (including its investment objective) are not fundamental, except as designated in the Prospectus or herein.

Fundamental Investment Restrictions

The Fund:

(1)            May not purchase the securities of any issuer if, as a result more than 25% of the Fund's total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.

(2)            May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;

(3)            May not borrow money, except to the extent permitted under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC;

(4)            May not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the disposition of “restricted securities”

(5)            May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector;

(6)            May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time;

(7)            The Fund may make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law;

    In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund.

For the purposes of investment restriction (5) above, real estate includes Real Estate Limited Partnerships.

2

Non-Fundamental Investment Restrictions. The investment restrictions described below are not fundamental policies of the Fund and may be changed by the Trustees of the Fund without prior shareholder approval.

The Fund:

(1)            May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2)            May not engage in short sales or short sales against the box if immediately following such transaction the aggregate market value of all securities sold short and sold short against the box would exceed 10% of the Fund’s net assets (taken at market value);

(3)            May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto;

(4)            May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value for other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

FUND NAME
JPMorgan Global Focus Fund

Instrument	Part II Section Reference

Bank Obligations:  Bank obligations consist of bankers' acceptances, certificates of deposit and time deposits. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Bank Obligations

Borrowing: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.

Borrowings

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Brady Bonds: Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.

Foreign Investments and Currencies

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. The Fund will sell only covered call and secured put options.

Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper
Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities

Corporate Debt Securities: Corporate debt securities may include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.

Debt Instruments

Credit Default Swaps: A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.

Swaps and Related Swap Products

Demand Features:  Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.

Demand Features

Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

Foreign Investments (including Foreign Currencies)

4

Exchange Traded Funds: Ownership interest in unit investment trusts, depository receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. Exchange trade funds or ETFs include a wide range of investments such as iShares, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ 100’s.

Investment Company Securities and Exchange Traded Funds

Foreign Currency Transactions: Strategies used to hedge against interest rate and currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on Fund positions or currencies, financial and currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and interest rate and currency swaps, caps and floors. The Fund may engage in such transactions in both U.S. and non-U.S. markets.

Foreign Investments (including Foreign Currencies)

Foreign Investments:  Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts and American Depositary Securities.

Foreign Investments (including Foreign Currencies)
High Yield/ High Risk Securities/ Junk Bonds: High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies.	Debt Instruments
Interfund Lending: Interfund lending involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks

Investment Company Securities:  Shares of other money market mutual funds, including Money Market Funds and shares of other money market funds for which JPMIA or its affiliates serve as investment adviser or administrator. JPMIA will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.

Investment Company Securities and Exchange Traded Funds
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Fund may investment in such options, contracts and products.	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations of supranational agencies which are chartered to promote economic development and are supported by various governments and governmental agencies.	Foreign Investments (including Foreign Currencies)

5

Options and Futures Transactions: The Fund may purchase and sell (a) exchange traded and over the counter put and call options on fixed income securities, indexes of fixed income securities and futures contracts on fixed income securities and indexes of fixed income securities and (b) futures contracts on fixed income securities and indexes of fixed income securities.

Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Rights and Warrants

Private Placements, Restricted Securities and Other Unregistered Securities:  Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which investment primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	Repurchase Agreements

Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.

Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	Miscellaneous Investment Strategies and Risks

Short Selling: In short selling transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

Short Selling
Sovereign Obligations: Investments in sovereign debt obligations and sovereign fixed income securities.	Foreign Investments and Currencies

6

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances a Fund may invest a portion of its assets in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks

Floating and Variable Rate Instruments; Participation Certificates:  Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand.

Variable and Floating Rate Instruments

U.S. Government Obligations:  U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupon Under Book Entry Safekeeping (“CUBES”).

U.S. Government Obligations
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments

DIVERSIFICATION

The Fund is registered as a diversified investment company. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. High portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

As the Fund has not yet commenced operations, there is no portfolio turnover to report at this time.

7

                TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit Committee, the Compliance Committee, the Governance Committee and the Investment Committee. As the Fund has not yet commenced operations, the committees did not meet during the Fund's most recent fiscal year.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2005, in the Fund and each Trustee’s aggregate dollar range of ownership in any fund that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies(1), (2)
Independent Trustees
William J. Armstrong	None	Over $100,000
Roland R. Eppley, Jr.	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	$50,001 – $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	$50,001 – $100,000
Interested Trustee
Leonard M. Spalding, Jr.	None	Over $100,000

(1)

A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eight registered investment companies (122 Funds).

(2)

For Messrs. Eppley and Spalding, these amounts include deferred compensation balances through participation in the JPMorgan Fund’s Deferred Compensation Plan for Eligible Trustees as of December 31, 2005. For Ms. McCoy and Messrs. Finn, Marshall and Oden, these amounts include deferred compensation balances through participation in the Deferred Compensation Plan for Trustees of One Group Mutual Fund and One Group Investment Trust as of December 31, 2005.

As of December 31, 2005, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

Prior to July 1, 2005, the JPMorgan Funds paid each Trustee of the Board an annual fee of $122,000 and reimbursed each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds paid the Chairman $130,000 and the Vice Chairman $41,000. The Chairman and Vice Chairman received no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who were not already receiving an additional fee were each paid $40,000 and $20,000, respectively. The Funds bore expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

As of July 1, 2005, the Funds of the JPMorgan Funds pay each Trustee an annual fee of $183,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the

8

Chairman $167,000 and the Vice Chairman $67,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $52,000 and $27,000 respectively. The Trustees may hold various other directorships unrelated to the JPMorgan Funds Complex. The Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by the Fund and the JPMorgan Fund Complex for the calendar year ended December 31, 2005, is set forth below:

Aggregate Trustee Compensation Paid by the Fund

Name of Trustee	JPMorgan Global Focus Fund	Total Compensation paid from the Fund Complex(1)
Independent Trustees
William J. Armstrong	None	$204,417
Roland R. Eppley, Jr.	None	$157,417
John F. Finn	None	$0^
Dr. Matthew Goldstein	None	$179,833
Robert J. Higgins	None	$179,833
Peter C. Marshall	None	$229,333
Marilyn McCoy	None	$0^^
William G. Morton, Jr.	None	$157,417
Robert A. Oden, Jr.	None	$137,250^^^
Fergus Reid, III	None	$309,000
Frederick W. Ruebeck	None	$190,500
James J. Schonbachler	None	$157,417
Interested Trustee
Leonard M. Spalding, Jr.	None	$204,417

^	Does not include $176,250 of Deferred Compensation.
^^	Does not include $207,083 of Deferred Compensation.
^^^	Does not include $32,500 of Deferred Compensation.
(1)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Fund Complex for which the Board of Trustees currently serves includes eight registered investment companies (122 Funds).

INVESTMENT ADVISER

Investment Advisory Fees

As the Fund has not yet commenced operations, the investment adviser has not received any investment advisory fees from the Fund or waived any investment advisory fees on behalf of the Fund.

9

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts managed by each portfolio manager as of December 31, 2006:

Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
JPMorgan Global Focus Fund
Jeroen Huysinga
Gerd Woot-Menker
Georgina Perceval Maxwell

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of December 31, 2006:

Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
JPMorgan Global Focus Fund
Jeroen Huysinga
Gerd Woot-Menker
Georgina Perceval Maxwell

Portfolio Managers - Ownership Of Securities

As the Fund has not yet commenced operations, the portfolio managers do not own shares of any class of the Fund. For a more complete discussion of the portfolio managers’ compensation, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

As the Fund has not yet commenced operations, the Admininstrator has not received any administration fees from the Fund or waived any administration fees on behalf of the Fund.

DISTRIBUTOR

Compensation paid to JPMDS

As the Fund has not yet commenced operations, the principal underwriter JPMDS, has not received any compensation from the Fund. For more information about the Distributor, see the “Distributor” section in Part II of this SAI.

Distribution Fees

As the Fund has not yet commenced operations, neither the Fund nor JPMDS has accrued or waived any 12b-1 fees. For a more complete discussion of the Distribution Plan, see the “Distribution Plan” section in Part II of this SAI.

10

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing Shareholder Services and Other Related Services, a fee at the following annual rates (expressed as a percentage of the average daily net asset value ("NAV") of Fund shares owned by or for shareholders):

Select Class, Class A, Class C	0.25%
R Class	0.05%

As the Fund has not yet commenced operations, neither JPMorgan Chase Bank or JPMDS has accrued or waived any shareholder servicing agent fees on behalf of the Fund. For more information concerning shareholder servicing, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

As the Fund has not yet commenced operations, the Fund has not paid any brokerage commissions.

Broker Research

As the Fund has not yet commenced operations, the Fund has not paid for broker research.

Securities of Regular Broker-Dealers

As the Fund has not yet commenced operations, the Fund owns no securities of regular broker-dealers (or parents).

FINANCIAL INTERMEDIARY

Amounts Paid Pursuant to Revenue Sharing Arrangements

As the Fund has not yet commenced operations, nothing was paid pursuant to revenue sharing arrangements.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the JPMorgan Equity Funds, the JPMorgan Specialty Funds, the JPMorgan International Funds, the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds, and the JPMorgan Fixed Income Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the JPMorgan Global Focus Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	1.00%
$4,000,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

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* If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Fund. The Finder’s Fee Schedule for sales of the other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

As the Fund has not yet commenced operations, the Adviser and JPMDS have not paid any finders’ fees on behalf of the Fund. For a more complete discussion, see the “Cash Compensation to Financial Intermediaries” section in Part II of the SAI.

TAX MATTERS

Capital Loss Carryforwards

As the Fund has not yet commenced operations, the Fund has no capital loss carryforwards.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that will receive the Fund’s portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Standard & Poor’s	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
Vickers Stock Research	Monthly	30 days after month end
JPMorgan Private Bank/JPMorgan Private Client Services	Monthly	30 days after month end
Casey Quirk & Associates	Monthly	10 days after month end

SHARE OWNERSHIP

Trustees and Officers. As the Fund has not yet commenced operations, the officers and Trustees, as a group, owned less than 1% of the shares of any class of the Fund as of [__________], 2006.

Principal Holders. As the Fund has not yet commenced operations, no persons owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of any class of the Fund as of [____________], 2006.

FINANCIAL STATEMENTS

As the Fund has not yet commenced operations, it has not produced any financial statements thus far. When they become available, financial statements will be available without charge upon request by calling JPMorgan Funds Services at 1-800-480-4111.

12

JPMorgan Funds

STATEMENT OF ADDITIONAL INFORMATION
PART I

January ___, 2007

JPMORGAN TRUST I (“JPMT I”)

JPMorgan Tax Aware Real Return SMA Fund (the “Tax Aware Real Return SMA Fund”
or the “Fund”)

          This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectus for the Fund dated January ___, 2007, as supplemented from time to time (“Prospectus”). The Prospectus is available, without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Funds’ distributor, at P.O. Box 711235, Columbus, OH 43271-1235.

          This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other JPMorgan Funds.

          For more information about the Fund, simply write or call:

JPMorgan Funds Services
P.O. Box 8528
Boston, MA 02266-8528

1-800-480-4111

SAI- XXX-107

PART I

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Funds

          The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended.

Miscellaneous

          This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to select the Fund which best suit their needs.

          This SAI provides additional information with respect to the Fund and should be read in conjunction with the relevant Fund’s current Prospectus. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Fund’s executive offices are located at 245 Park Avenue, New York, NY 10167.

          This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Tax Aware Real Return Fund. Part II of this SAI contains information that generally applies to the Funds and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”, JP. Morgan Mutual Fund Trust (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group (“JPMFMFG”), (each a “JPMorgan Fund,” and together with the Funds, the “JPMorgan Funds”). Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, are referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

          The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the JPMorgan Funds are advised by JPMorgan Investment Advisors Inc. (“JPMIA”) or Security Capital Research & Management, Incorporated (“SC-R&M”), JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, JPMIA, SC-R&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.”

INVESTMENT RESTRICTIONS

          The investment restrictions below have been adopted by JPMT I with respect to the applicable Fund. Except where otherwise noted, these investment restrictions are “fundamental” policies which, under the Investment Company Act of 1940, as amended (“1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in “Additional Information” in Part II of this SAI. The percentage limitations contained in the restrictions below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, except as specified by the Prospectus or SAI, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. The investment restrictions described below which are not fundamental policies of the Fund may be changed by the Trustees of the Fund without shareholder approval.

          For purposes of fundamental investment restrictions regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of

Part I - 1

Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly-owned finance companies may be considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

          The investment policies of the Fund (including their investment objectives), are not fundamental except as designated in the Prospectuses or herein.

          Fundamental Investment Restrictions

The Fund:

(1)

May not purchase the securities of any issuer if, as a result more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

(2)	May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;

(3)

May not borrow money, except to the extent permitted under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC;

(4)	May may not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the deposition of “restricted securitites”;

(5)

May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector

(6)

May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time; and

(7)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

          Non-Fundamental Investment Restrictions. The investment restrictions described below are non- fundamental restrictions of the Fund and may be changed by the Trustees of the Fund without shareholder approval:

Part I - 2

The Fund:

(1)

May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2)

May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules;

(3)	May not acquire securities of other investment companies, except as permitted by the1940 Act or any order pursuant thereto; and

(4)	May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

          There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, or any other later change. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

INVESTMENT PRACTICES

          The Fund invests in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Instrument	Part II Section Reference

Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.

Mortgage-Related Securities

Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.

Asset-Backed Securities

Auction Rate Securities: Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	Auction Rate Securities

Bank Obligations: Bank obligations consist of bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.

Bank Obligations

Part I - 3

Instrument	Part II Section Reference

Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.

Miscellaneous Investment Strategies and Risks

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. The Funds will sell only covered call and secured put options.

Options and Futures Transactions

Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper

Corporate Debt Securities: Corporate debt securities may include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.

Debt Instruments

Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.

Demand Features

Exchange Traded Funds(“ETFs”): Ownership interest in unit investment trusts, depository receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depository Receipts (“SPDRs”) and NASDAQ 100’s.

Investment Company Securities and Exchange Traded Funds

High Yield/High Risk Securities/Junk Bonds: High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies.	Debt Instruments

Inflation-Linked Debt Securities: Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.

Debt Instruments

Interfund Lending: Interfund lending involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks

Part I - 4

Instrument	Part II Section Reference

Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.

Inverse Floaters and Interest Rate Caps

Mortgages (Directly Held): Mortgages are debt instruments secured by real property.	Mortgage-Related Securities

Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans.	Mortgage-Related Securities

Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.

Mortgage-Related Securities

Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.

Municipal Securities

New Financial Products: New options and futures contracts and other financial products continue to be developed and the Funds may invest in such options, contracts and products.	Miscellaneous Investment Strategies and Risks

Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over the counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.

Options and Futures Transactions

Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

Miscellaneous Investment Strategies and Risks

Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements

Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	Reverse Repurchase Agreements

Short Selling: In short selling transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

Short Selling

Part I - 5

Instrument	Part II Section Reference

Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest Only (“IO”) and Principal Only (“PO”) securities issued outside a REMIC or CMO structure.

Mortgage-Related Securities

Structured Investments: A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.

Structured Investments

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.

Swaps and Related Swap Products

Synthetic Variable Rate Instruments: Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.

Swaps and Related Swap Products

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes, subordinated benchmark notes, collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”).

Mortgage-Related Securities

U.S. Government Obligations: U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book Entry Safekeeping (“CUBES”).

U.S. Government Obligations

Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other period and which may be payable to the Fund on demand or at the expiration of a specified term.

Debt Instruments

Part I - 6

Instrument	Part II Section Reference

When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments

Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero coupon debt securities which convert on a specified date to interest bearing debt securities.

Debt Instruments

DIVERSIFICATION

          The Fund is registered as a non-diversified investment company. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

          A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. High portfolio turnover also results in higher transactions costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

          The Fund has not commenced operations as of the date of this SAI, therefore there is no portfolio turnover rate for the Fund.

TRUSTEES

Standing Committees

          There are four standing committees of the Board of Trustees: the Audit Committee, the Compliance Committee, the Governance Committee and the Investment Committee. As the Fund has not yet commenced operations as of the date of this SAI, there are no committee meetings to report with respect to the Fund.

Part I - 7

Ownership of Securities

          The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2005, in the Fund and each Trustee’s aggregate dollar range of ownership in any Funds that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Dollar Range in Equity Securities of Tax Aware Real Return SMA Fund(1)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies(2), (3)
Independent Trustees
William J. Armstrong	None	Over $100,000
Roland R. Eppley, Jr.	None	Over $100,000
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Marilyn McCoy	None	Over $100,000
William G. Morton, Jr.	None	Over $100,000
Robert A. Oden, Jr.	None	Over $100,000
Fergus Reid, III	None	Over $100,000
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	$50,001 - $100,000
Interested Trustee
Leonard M. Spalding, Jr.	None	Over $100,000

(1)	The Fund has not commenced operations as of the date of this SAI, therefore, the Trustees do not own any shares of the Fund.

(2)

A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eight registered investment companies (122 funds).

(3)

For Messrs. Eppley and Spalding, these amounts include deferred compensation balances through participation in the JPMorgan Funds’ Deferred Compensation Plan for Eligible Trustees as of December 31, 2005. For Ms. McCoy and Messrs. Finn, Marshall and Oden, these amounts include deferred compensation balances through participation in the Deferred Compensation Plan for Trustees of One Group Mutual Funds and One Group Investment Trust as of December 31, 2005.

          As of December 31, 2005, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

          As of July 1, 2005, the Funds of the JPMorgan Funds pay each Trustee an annual fee of $183,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $167,000 and the Vice Chairman $67,000. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $52,000 and $27,000 respectively. The Trustees may hold various other directorships unrelated to the JPMorgan Funds Complex. The Funds bear expenses related to administrative and staffing services provided to the Chairman, in lieu of establishing an office of the Chairman, in the amount of $6,000 per month.

          Trustee aggregate compensation paid by the Fund and the JPMorgan Funds Complex for the calendar year ended December 31, 2005, is set forth below:

Part I - 8

Name of Trustee	Tax Aware Real Return SMA Fund(1)	Total Compensation paid from the Fund Complex(2)
Independent Trustees
William J. Armstrong	None	$204,417
Roland R. Eppley, Jr.	None	157,417
John F. Finn	None	0(3)
Dr. Matthew Goldstein	None	179,833
Robert J. Higgins	None	179,833
Peter C. Marshall	None	229,333
Marilyn McCoy	None	0(4)
William G. Morton, Jr.	None	157,417
Robert A. Oden, Jr.	None	137,250(5)
Fergus Reid, III	None	309,000
Frederick W. Ruebeck	None	190,500
James J. Schonbachler	None	157,417
Interested Trustee
Leonard M. Spalding, Jr.	None	204,417

(1)	Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any compensation to the Trustees.

(2)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees currently serves includes eight registered investment companies (122 funds).

(3)	Does not include $176,250 of Deferred Compensation.

(4)	Does not include $207,083 of Deferred Compensation.

(5)	Does not include $32,500 of Deferred Compensation.

INVESTMENT ADVISER

Investment Advisory Fees

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any investment advisory fees. For a more information about the investment adviser, see the “Investment Advisers” section in Part II of this SAI.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

          The following table shows information regarding all of the other accounts managed by each portfolio manager as of the fiscal year ended October 31, 2006:

Part I - 9

Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)

Tax Aware Real Return SMA Fund
Deepa Majmudar
Richard Taormina

          The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of the fiscal year ended October 31, 2006:

Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)

Tax Aware Real Return SMA Fund
Deepa Majmudar
Richard Taormina

Portfolio Managers - Ownership Of Securities

          Since the Fund has not commenced operations as of the date of this SAI, the portfolio manager do not own any shares of the Fund. For a more complete discussion of the portfolio managers’ compenstaion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any administrator fees. For more information about the Administrator, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any compensation to JPMDS. For more information about the Distributor, see the “Distributor” section in Part II of this SAI.

Part I - 10

Distribution Fees

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any distribution fees. For a more complete discussion of the Distribution Plan, see the “Distribution Plan” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any brokerage commissions. For more information concerning brokerage, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not paid any brokerage commissions.

FINANCIAL INTERMEDIARY

Amounts Paid Pursuant to Revenue Sharing Arrangements

          Since the Fund has not commenced operations as of the date of this SAI, the Fund’s Adviser and JPMDS have not made any revenue sharing payments with respect to the Fund.

TAX MATTERS

Capital Loss Carryforwards

          Since the Fund has not commenced operations as of the date of this SAI, the Fund has not had any capital loss carryforwards. For more information on tax matters, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

          A list of the entities that receive the Fund’s portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Vickers Stock Research Corp.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
The McGraw Hill Companies	Monthly	30 days after month end

Part I - 11

          For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers. Since the Fund has not commenced operations as of the date of this SAI, the officers and Trustees did not own any shares of any class of the Fund as of December 31, 2006.

Principal Holders. Since the Fund has not commenced operations as of the date of this SAI, there are no principal holders.

FINANCIAL STATEMENTS

          Since the Fund has not commenced operations as of the date of this SAI, there are no financial statements for the Fund.

Part I - 12

JPMorgan Funds

STATEMENT OF ADDITIONAL INFORMATION

PART II

          Part II of this SAI describes policies and practices that apply to each of the JPMorgan Funds, for which Part I precedes this Part II. Part II is not a standalone document and must be read in conjunction with Part I. References in this Part II to a “Fund” means each JPMorgan Fund, unless noted otherwise. Capitalized terms used and not otherwise defined in this Part II have the meanings given to them in Part I of this SAI.

Part II - i

PART II

Part II - ii

Part II - iii

PORTFOLIO HOLDINGS DISCLOSURE	92

PROXY VOTING PROCEDURES AND GUIDELINES	93

ADDITIONAL INFORMATION	96

APPENDIX A—DESCRIPTION OF RATINGS	A-1

Part II - iv

INVESTMENT STRATEGIES AND POLICIES

          As noted in the applicable Prospectuses for each of the Funds, in addition to the main investment strategy and the main investment risks described in the Prospectuses, each Fund may employ other investment strategies and may be subject to other risks, which are described below. The Funds may engage in the practices described below to the extent consistent with their investment objectives, strategies, polices and restrictions. However, no Fund is required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Fund. Because the following is a combined description of investment strategies of all of the Funds, certain matters described herein may not apply to particular Funds.

For a list of investment strategies and policies employed by each Fund, see “INVESTMENT PRACTICES” in Part I of this SAI.

Asset-Backed Securities

          Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities.

          Asset-backed securities, in general, are subject to certain risks including depreciation, damage or loss of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of loans backing these securities or destruction of equipment subject to equipment trust certificates. In addition, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. Changes in prepayment rates can result in greater price and yield volatility. If asset-backed securities are pre-paid, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, a Fund may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.

Auction Rate Securities

          Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

          Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the closed-end fund on the securities in its portfolio and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”).

          A Fund’s investment in auction rate preferred securities of closed-end funds is subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed under the 1940 Act. Except as permitted by rule or exemptive order, a Fund is generally prohibited from acquiring more than 3% of the voting securities of any other such investment company, and investing more

Part II - 1

than 5% of a Fund’s assets in securities of any one such investment company or more than 10% of its assets in securities of all such investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by the Fund.

Bank Obligations

          Bank obligations consist of bankers’ acceptances, certificates of deposit, and time deposits.

          Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. To be eligible for purchase by a Fund, a bankers’ acceptance must be guaranteed by a domestic or foreign bank or savings and loan association having, at the time of investment, total assets in excess of $1 billion (as of the date of its most recently published financial statements).

          Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. To be eligible for purchase by a Fund, a certificate of deposit must be issued by (i) a domestic or foreign branch of a U.S. commercial bank which is a member of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, or (ii) a domestic savings and loan association, the deposits of which are insured by the Federal Deposit Insurance Corporation provided that, in each case, at the time of purchase, such institution has total assets in excess of $1 billion (as of the date of their most recently published financial statements).

          Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion. Such certificates of deposit include Eurodollar and Yankee certificates of deposits. Eurodollar certificates of deposit are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States. Yankee certificates of deposit are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. Certain Funds may also invest in obligations (including banker’s acceptances and certificates of deposit) denominated in foreign currencies (see “Foreign Investments” herein).

          Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. Time deposits will be maintained only at banks or savings and loan associations from which a Fund could purchase certificates of deposit.

          The Funds will not invest in obligations for which a Fund’s Adviser, or any of their affiliated persons, is the ultimate obligor or accepting bank, provided, however, that the Funds maintain demand deposits at their affiliated custodian, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”).

Commercial Paper

          Commercial paper is defined as short-term obligations with maturities from 1 to 270 days issued by banks or bank holding companies, corporations and finance companies. Although commercial paper is generally unsecured, the Funds may also purchase secured commercial paper. In the event of a default of an issuer of secured commercial paper, a Fund may hold the securities and other investments that were pledged as collateral even if it does not invest in such securities or investments. In such a case, the Fund would take steps to dispose of such securities or investments in a commercially reasonable manner. Commercial paper includes master demand obligations. See “Variable and Floating Rate Instruments” below.

          Certain Funds may also invest in Canadian commercial paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S.

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dollar denominated commercial paper of a foreign issuer. See “Risk Factors of Foreign Investments” below.

Convertible Securities

          Subject to a Fund’s investment restrictions, objective and strategy, the Funds may invest in convertible securities. Convertible securities include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Generally, convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

          The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holders’ claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders’ claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

          Convertible securities have characteristics similar to both debt and equity securities. Due to the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, selection of convertible securities, to a great extent, is based on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. In some cases, the issuer may cause a convertible security to convert to common stock. In other situations, it may be advantageous for a Fund to cause the conversion of convertible securities to common stock. If a convertible security converts to common stock, a Fund may hold such common stock in its portfolio even if it does not ordinarily invest in common stock.

Custodial Receipts

          Certain Funds may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered U.S. government securities and are not backed by the full faith and credit of the U.S. government. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

Debt Instruments

          Corporate Debt Securities. Corporate debt securities may include bonds and other debt securities of U.S. and non-U.S. issuers, including obligations of industrial, utility, banking and other corporate issuers. All debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. See “Diversification and Quality Requirements.”

          High Yield/High Risk Securities/Junk Bonds. Certain Funds may invest in high yield securities, to varying degrees. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Bal or lower by Moody’s). Other terms used to describe such securities include “lower rated bonds,” non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments.

          High yield securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, a Fund would experience a decrease in income and a decline in the market value of its investments. A Fund may also incur additional expenses in seeking recovery from the issuer.

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          The income and market value of lower-rated securities may fluctuate more than higher rated securities. Non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

          It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. The lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on the judgment of the Adviser than is the case with higher rated securities.

          There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, a Fund that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.

          Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

          Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on a Fund’s investments in lower rated securities.

          Inflation-Linked Debt Securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation Protected Securities (TIPS), as well as securities issued by other entities such as corporations, foreign governments and foreign issuers, including foreign issuers from emerging markets. See also “Foreign Investments.” Typically, such securities are structured as fixed income investments whose principal value is periodically adjusted according to the rate of inflation. The following two structures are common: (i) the U.S. Treasury and some other issuers issue inflation-linked securities that accrue inflation into the principal value of the security and (ii) other issuers may pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Other types of inflation-linked securities exist which use an inflation index other than the CPI.

          Inflation-linked securities issued by the U.S. Treasury, such as TIPS, have maturities of approximately five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. Typically, TIPS pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

          If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. Other inflation-related bonds exist which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

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          The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-linked securities.

          While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

          The periodic adjustment of U.S. inflation-linked securities is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-linked securities issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or a foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

          Any increase in the principal amount of an inflation-linked security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

          Variable and Floating Rate Instruments. Certain obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes.

          Subject to their investment objective policies and restrictions, certain Funds may acquire variable and floating rate instruments. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. The Funds may purchase extendable commercial notes. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.

          A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Fund’s Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, a Fund’s Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Fund may purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund’s assets at a favorable rate of return.

          As a result of the floating and variable rate nature of these investments, the Funds’ yields may decline, and they may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Funds’ yields may increase, and they may have reduced risk of capital depreciation.

          Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly “prime rates” charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the nature of the underlying floating or variable rate should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of

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potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund’s portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks’ “prime rates” or other short-term rate securities adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

          Variable Amount Master Demand Notes. Variable amount master demand notes are demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as set forth in Part I of this SAI under the heading “Diversity and Quality Descriptions”. A Fund’s Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

          Variable Rate Instruments and Money Market Funds. Variable or floating rate instruments with stated maturities of more than 397 days may, under the SEC’s amortized cost rule applicable to money market funds, Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities as follows:

          (1) Adjustable Rate Government Securities. A Government Security which is a Variable Rate Security where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government Security which is a Floating Rate Security shall be deemed to have a remaining maturity of one day.

          (2) Short-Term Variable Rate Securities. A Variable Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

          (3) Long-Term Variable Rate Securities. A Variable Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a Demand Feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

          (4) Short-Term Floating Rate Securities. A Floating Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

          (5) Long-Term Floating Rate Securities. A Floating Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

          As used above, a note is “subject to a demand feature” where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days’ notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 days’ notice.

          Limitations on the Use of Variable and Floating Rate Notes. Variable and floating rate instruments for which no readily available market exists will be purchased in an amount which, together

Part II - 6

with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 15% of the Fund’s net assets (10% for the Money Market Funds) only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which a Fund may purchase demand instruments that are not illiquid or deemed to be liquid in accordance with the Adviser’s liquidity determination procedures. If not rated, such instruments must be found by the Fund’s Adviser to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments.

          Zero Coupon, Pay-in-Kind and Deferred Payment Securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. A Fund accrues income with respect to zero coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income.” Because a Fund will distribute “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the applicable Fund will have fewer assets with which to purchase income-producing securities. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

Demand Features

          Certain Funds may acquire securities that are subject to puts and standby commitments (“Demand Features”) to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. Applicable Funds expect that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. Demand Features provided by foreign banks involve certain risks associated with foreign investments, see “Foreign Investments.”

          Under a “stand-by commitment,” a dealer would agree to purchase, at a Fund’s option, specified securities at a specified price. A Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options.

          The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemption requests and remain as fully invested as possible.

Equity Securities, Warrants and Rights

          Common Stock. Common stock represents a share of ownership in a company and usually carries voting right and may earn dividends. Unlike preferred stock, common stock dividends are not fixed but are declared at the discretion of the issuer’s board of directors. Common stock occupies the most junior position in a company’s capital structure. As with all equity securities, the price of common stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions.

          Common Stock Warrants and Rights. Common stock warrants entitle the holder to buy common stock from the issuer of the warrant at a specific price (the “strike price”) for a specific period of

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time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock. If a warrant is exercised, a Fund may hold common stock in its portfolio even if it does not ordinarily invest in common stock.

          Rights are similar to warrants but normally have a shorter duration and are typically distributed directly by the issuers to existing shareholders, while warrants are typically attached to new debt or preferred stock issuances.

          Warrants and rights generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. Warrants and rights will expire if not exercised on or prior to the expiration date.

          Preferred Stock. Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions.

          Risks Associated with Initial Public Offerings (IPOs). The Funds may purchase securities in initial public offerings (IPOs). These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Foreign Investments (Including Foreign Currencies)

          Some of the Funds may invest in certain obligations or securities of foreign issuers. For purposes of a non-Money Market Fund’s investment policies, an issuer of a security may be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its assets situated in such country.Possible investments include equity securities and debt securities (e.g., bonds and commercial paper) of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers’ Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, and Europaper. Securities of foreign issuers may include sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities. EDRs and GDRs are not listed on the New York Stock Exchange. As a result, it may be difficult to obtain information about EDRs and GDRs.

          The Money Market Funds may only invest in U.S. dollar-denominated securities.

          Risk Factors of Foreign Investments. The following is a summary of certain risks associated with foreign investments:

          Political and Exchange Risks. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include potential future adverse political and economic developments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to

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changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

          Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

          Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those of domestic issuers of similar securities or obligations. In addition, foreign issuers are usually not subject to the same degree of regulation as domestic issuers, and their securities may trade on relatively small markets, causing their securities to experience potentially higher volatility and more limited liquidity than securities of domestic issuers. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by domestic companies.

          Currency Risk. Foreign securities are typically denominated in foreign currencies. The value of a Fund’s investments denominated in foreign currencies and any funds held in foreign currencies will be affected by changes in currency exchange rates, the relative strength of those currencies and the U.S. dollar, and exchange-control regulations.

          Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to Shareholders by a Fund. The exchange rates between the U.S. dollar and other currencies are determined by the forces of supply and demand in foreign exchange markets. Accordingly, the ability of a Fund that invests in foreign securities as part of its principal investment strategies to achieve its investment objective may depend, to a certain extent, on exchange rate movements.

          In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic securities exchanges. Accordingly, a Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. Moreover, the settlement periods for foreign securities, which are often longer than those for securities of U.S. issuers, may affect Fund liquidity. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the United States. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the United States.

          Brady Bonds. Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989. In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the dollar) and are actively traded in OTC secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. Dollar-denominated collateralized Brady bonds, which may be either fixed-rate or floating rate bonds, are generally collateralized by U.S. Treasury securities.

          Obligations of Supranational Entities. Obligations of supranational entities include securities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the “World Bank”), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity’s lending activities are limited to a percentage of its total capital (including “callable capital” contributed by its governmental members at the entity’s call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

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          Emerging Market Securities. Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low non-existent trading volumes; (iii) foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer’s ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on dollar or euro payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities, and (xi) lax financial reporting on a regular basis, substandard disclosure, and differences in accounting standards may make it difficult to ascertain the financial health of an issuer.

          Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. The markets for securities in certain emerging countries are in the earliest stages of their development. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect the Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

          Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

          Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit the Fund’s investment in certain emerging countries and may increase the expenses of the Fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.

          Many developing countries in which a Fund invests lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

          Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Many emerging market countries have experienced steady declines or even sudden

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devaluations of their currencies relative to the U.S. dollar. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

          A Fund’s income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates.

          Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Fund remain uninvested and no return is earned on such assets. The inability of the Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

          In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for the government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments, or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

          Sovereign Obligations. An investment in sovereign debt obligations involves special risks not present in corporate debt obligations. Sovereign debt includes investments in securities issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

          A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

          Foreign Currency Transactions. Certain Funds may engage in various strategies to hedge against currency risks. These strategies may consist of use of any of the following, some of which also have been described elsewhere in this SAI: options on currencies, currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets. To the extent a Fund

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enters into such transactions in markets other than in the United States, the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described above with respect to the Fund’s investments in foreign securities. In addition, certain Funds may engage in such transactions as a substitute for securities in which the Fund invests, to increase exposure to a foreign currency, to shift exposure from one foreign currency to another, for risk management purposes or to increase income or gain to the Fund.

          While a Fund’s use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that a Fund’s hedging transactions will be effective. Furthermore, a Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.

          Certain Funds are authorized to deal in forward foreign exchange between currencies of the different countries in which the Fund will invest and multi-national currency units as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements entered into in the interbank market to purchase or sell one specified currency for another currency at a specified future date (up to one year) and price at the time of the contract. A Fund’s dealings in forward foreign exchange will be limited to hedging involving either specific transactions or portfolio positions.

          Transaction Hedging. When a Fund engages in transaction hedging, it enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of their portfolio securities. A Fund will engage in transaction hedging when it desires to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

          A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. Certain Funds reserve the right to purchase and sell foreign currency futures contracts traded in the United States and subject to regulation by the Commodity Futures Trading Commission (“CFTC”).

          For transaction hedging purposes, a Fund may also purchase U.S. exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the foreign currency futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

          Position Hedging. When engaging in position hedging, a Fund will enter into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which their portfolio securities are denominated or an increase in the value of currency for securities which a Fund’s Adviser expects to purchase. In connection with the position hedging, the Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis. A Fund may purchase U.S. exchange-listed put or call options on foreign currency and foreign currency futures contracts and buy or sell foreign currency futures contracts traded in the United States and subject to regulation by the CFTC.

          The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

          Forward Foreign Currency Exchange Contracts. A Fund, for hedging purposes or to increase income or gain to the Fund, may purchase forward foreign currency exchange contracts (“Forward Contracts”), which involve an obligation to purchase or sell a specific currency at a future date, which may

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be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable Forward Contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

          The maturity date of a Forward Contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward Contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are entered into directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

          At the maturity of a Forward Contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

          Foreign Currency Futures Contracts. Certain Funds may purchase foreign currency futures contracts. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange. A Fund may enter into foreign currency futures contracts for hedging purposes and other risk management purposes as defined in CFTC regulations. Certain Funds may also enter into foreign currency futures transactions to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or to increase income or gain to the Fund.

          At the maturity of a futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

          Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. There is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

          For more information on futures contacts, see “Futures Contracts” under the heading “Options and Futures Transactions” below.

          Foreign Currency Options. Certain Funds may purchase U.S. exchange-listed call and put options on foreign currencies. Such options on foreign currencies operate similarly to options on securities. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

          A Fund is authorized to purchase or sell listed foreign currency options, and currency swap contracts as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities (including securities denominated in the Euro) owned by the Fund, sold by the Fund but not yet delivered, committed or anticipated to be purchased by the Fund, or in transaction or cross-hedging strategies. As an illustration, a Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-dominated security. In such circumstances, the Fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Fund also may sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a “straddle”). By selling the call option in this

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illustration, the Fund gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar.

          Certain differences exist between these foreign currency hedging instruments. Foreign currency options provide the holder thereof the right to buy or to sell a currency at a fixed price on a future date. Listed options are third-party contracts (i.e., performance of the parties’ obligations is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized strike prices and expiration dates. OTC options are two-party contracts and have negotiated strike prices and expiration dates. Options on futures contracts are traded on boards of trade or futures exchanges. Currency swap contracts are negotiated two party agreements entered into in the interbank market whereby the parties exchange two foreign currencies at the inception of the contract and agree to reverse the exchange at a specified future time and at a specified exchange rate.

          The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than those for round lots.

          There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market.

          Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

          Other Foreign Currency Hedging Strategies. New options and futures contracts and other financial products, and various combinations thereof, continue to be developed, and certain Funds may invest in any such options, contracts and products as may be developed to the extent consistent with the Fund’s investment objective and the regulatory requirements applicable to investment companies, and subject to the supervision of the Trust’s Board of Trustees.

          Risk Factors in Hedging Transactions. The following is a summary of certain risks associated with foreign currency hedging transactions:

          Imperfect Correlation. Foreign currency hedging transactions present certain risks. In particular, the variable degree of correlation between price movements of the instruments used in hedging strategies and price movements in the security being hedged creates the possibility that losses on the hedge may be greater than gains in the value of a Fund’s securities.

          Liquidity. In addition, these instruments may not be liquid in all circumstances. As a result, in volatile markets, the Funds may not be able to dispose of or offset a transaction without incurring losses. Although the contemplated use of hedging instruments should tend to reduce the risk of loss due to a decline in the value of the hedged security, at the same time the use of these instruments could tend to limit any potential gain which might result from an increase in the value of such security.

          Leverage and Volatility Risk. Derivative instruments, including foreign currency derivatives, may sometimes increase or leverage a Fund’s exposure to a particular market risk. Leverage enhances the price volatility of derivative instruments held by a Fund.

          Judgment of the Adviser. Successful use of hedging instruments by a Fund depends upon the ability of the applicable Adviser to predict correctly movements in the direction of interest and currency

Part II - 14

rates and other factors affecting markets for securities. If the expectations of the applicable Adviser are not met, a Fund would be in a worse position than if a hedging strategy had not been pursued. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its hedging positions. In addition, when hedging with instruments that require variation margin payments, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements.

          Other Risks. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. Thus, a Fund may have to sell securities at a time when it is disadvantageous to do so.

          It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

          Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or expects to purchase or sell. They simply seek to maintain an investment portfolio that is relatively neutral to fluctuations in the value of the U.S. dollar relative to major foreign currencies and establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the anticipated devaluation level.

Inverse Floaters and Interest Rate Caps

          Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. The market value of an inverse floater will vary inversely with changes in market interest rates and will be more volatile in response to interest rates changes than that of a fixed rate obligation. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than securities which do not include such a structure.

Investment Company Securities and Exchange Traded Funds

          Investment Company Securities. A Fund may acquire the securities of other investment companies to the extent permitted under the 1940 Act and consistent with its investment objective and strategies. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.The 1940 Act’s limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund.

          The 1940 Act’s limits summarized above do not apply to the Funds of Funds such as the Investor Funds or the JPMorgan SmartRetirement Funds or to other Funds to the extent permitted by an order or rule issued by the SEC or as permitted by the 1940 Act. The SEC has granted an exemptive order permitting certain Funds to invest their uninvested cash in any affiliated money market funds. The order

Part II - 15

sets the following conditions: (1) a Fund may invest in one or more of the permitted money market funds up to an aggregate limit of 25% of its assets; and (2) the Fund’s Adviser will waive and/or reimburse its advisory fee from the Trust in an amount sufficient to offset any doubling up of investment advisory, administrative and shareholder servicing fees. In addition, under SEC Rule 12d1-1, the Funds may invest in both affiliated and unaffiliated money market funds without limit subject to the acquiring Funds investment policies and restrictions and the conditions of the rule.

          Pursuant to exemptive rules under the 1940 Act effective as of July 31, 2006, funds of funds that previously were permitted only to invest in affiliated funds, government securities and short-term paper are now permitted under certain circumstances to invest in: (1) unaffiliated investment companies (subject to certain limits), (2) other types of securities (such as stocks, bonds and other securities) not issued by an investment company that are consistent with the fund’s investment policies and (3) affiliated or unaffiliated money market funds as part of “cash sweep” arrangements. One consequence of these new rules is that any fund, whether or not previously designated as a fund of funds, may invest without limit in affiliated funds if the acquisition is consistent with the investment policies of the fund and the restrictions of the rules. A Fund investing in affiliated funds under these new rules could not invest in a Fund that did not have a policy prohibiting it from investing in shares of other funds in reliance on Section 12(d)(1)(f) and (g) of the 1940 Act.

          Exchange Traded Funds (“ETFs”). ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. Broad based ETFs typically track a broad group of stocks from different industries and market sectors. For example, iShares S&P 500 Index Fund and Standard and Poor’s Depositary Receipts are ETFs that track the S&P 500 Index. Sector ETFs track companies represented in related industries within a sector of the economy. International ETFs track a group of stocks from a specific country.

          ETFs also may hold a portfolio of debt securities. For example, iShares Lehman 1-3 Year Treasury Bond Fund invests in a portfolio of publicly issued, U.S. Treasury securities designed to track the Lehman Brothers 1-3 Year Treasury Index. Similarly, iShares GS $ Investor Corporate Bond Fund is designed to track a segment of the U.S. investment grade corporate bond market as defined by the GS $ InvesTop Index.

          ETFs invest in a securities portfolio that includes substantially all of the securities (in substantially the same weights) as the securities included in the designated index. ETFs are traded on an exchange, and, in some cases may not be redeemed. The results of ETFs will not match the performance of the designated index due to reductions in the performance attributable to transaction and other expenses, including fees paid by the ETF to service providers. ETFs are subject to risks specific to the performance of a few component securities if such securities represent a highly concentrated weighting in the designated index. ETFs are eligible to receive their portion of dividends, if any, accumulated on the securities held in trust, less fees and expenses of the trust.

          The investment vehicles issuing ETFs may not be actively managed. Rather, the investment vehicle’s objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold at times when an actively managed fund would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if the investment vehicle was not fully invested in such securities.

          Select sector ETFs and other types of ETFs continue to be developed. As new products are developed, the Funds may invest in them to the extent consistent with the Fund’s investment objective, policies and restrictions.

          Unless permitted by the 1940 Act or an order or rule issued by the SEC, the Fund’s investments in unaffiliated ETFs are subject to certain percentage limitations of the 1940 Act regarding investments in other investment companies. As a general matter, these percentage limitations currently require a Fund to limit its investments in any one issue of ETFs to 5% of the Fund’s total assets and 3% of the outstanding voting securities of the ETF issue. Moreover, a Fund’s investments in all ETFs may not currently exceed

Part II - 16

10% of the Fund’s total assets under the 1940 Act, when aggregated with all other investments in investment companies.

          SEC exemptive orders granted to various iShares funds (which are ETFs) and other ETFs and their investment advisers permit the Funds to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs.

Loan Participations and Assignments

          Some of the Funds may invest in fixed and floating rate loans (“Loans”). Loans are typically arranged through private negotiations between borrowers (which may be corporate issuers or issuers of sovereign debt obligations) and one or more financial institutions (“Lenders”). Generally, the Funds invest in Loans by purchasing Loan participations (“Participations”) or assignments of all or a portion of Loans (“Assignments”) from third parties.

          Typically, a Fund will have a contractual relationship only with the Lender and not with the borrower when it purchases a Participation. In contrast, a Fund has direct rights against the borrower on the Loan when it purchases an Assignment. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.

          Loan Participations and assignments include synthetic letters of credit. In a synthetic letter of credit transaction, the Lender typically creates a special purpose entity or a credit linked deposit account for the purpose of funding a letter of credit to the borrower. When a Fund invests in a synthetic letter of credit, the Fund is typically paid a rate based on the Lender’s borrowing costs and the terms of the synthetic letter of credit. Synthetic letters of credit are typically structured as Assignments with the Fund acquiring direct rights against the Borrower.

          Limitations on Investments in Loan Participations and Assignments. Loan Participations and assignments may be illiquid. As a result, a Fund will invest no more than 15% of its net assets (10% for the Money Market Funds) in these investments. If a government entity is a borrower on a Loan, the Fund will consider the government to be the issuer of a Participation or Assignment for purposes of a Fund’s fundamental investment policy that it will not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry (i.e., foreign government).

          Risk Factors of Loan Participations and Assignments. A Fund may have difficulty disposing of Assignments and Participations because to do so it will have to assign such securities to a third party. Given that there is no liquid market for such securities, the Funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund’s ability to dispose of particular Assignments or Participations when necessary to meet a Fund’s liquidity needs in response to a specific economic event such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Fund to assign a value to those securities when valuing the Fund’s securities and calculating its net asset value.

Miscellaneous Investment Strategies and Risks

          Borrowings. A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative or emergency purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous

Part II - 17

from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

          Certain types of investments are considered to be borrowings under precedents issued by the Securities and Exchange Commission (the “SEC”). Such investments are subject to the limitations as well as asset segregation requirements. In addition, each Fund may enter into Interfund Lending Arrangements. Please see “Interfund Lending”.

          Commodity-Linked Derivatives. Commodity-linked derivatives are derivative instruments the value of which is linked to the value of a commodity, commodity index or commodity futures contract. A Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Use of leveraged commodity-linked derivatives creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s net asset value), and there can be no assurance that a Fund’s use of leverage will be successful.

          Interfund Lending. To satisfy redemption requests or to cover unanticipated cash shortfalls, a Fund may enter into lending agreements (“Interfund Lending Agreements”) under which the Fund would lend money and borrow money for temporary purposes directly to and from another JPMorgan Fund through a credit facility (“Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the Funds permitting such interfund lending. No Fund may borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act or the amount permitted by its investment limitations. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

          If a Fund has outstanding borrowings, any Interfund Loans to the Fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, the event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending Fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

          A Fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the Fund has a secured loan outstanding from any other lender, including but not limited to another JPMorgan Fund, the Fund’s interfund borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Fund may borrow through the credit facility on a secured basis only. A Fund may not borrow through the credit facility or from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act.

          No Fund may lend to another Fund through the interfund lending credit facility if the loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending Fund’s net assets at the time of the loan. A Fund’s Interfund Loans to any one Fund shall not exceed 5% of the lending Fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event more than seven days. Loans effected within seven days of each other will

Part II - 18

be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending Fund and may be repaid on any day by a borrowing Fund.

          The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another Fund. A delay in repayment to a lending Fund could result in a lost opportunity or additional lending costs.

          Master Limited Partnerships. Certain companies are organized as master limited partnerships (“MLPs”) in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in a MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.

          The risks of investing in a MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

          New Financial Products. New options and futures contracts and other financial products, and various combinations thereof, continue to be developed. These various products may be used to adjust the risk and return characteristics of certain Funds’ investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer’s credit risk. If market conditions do not perform as expected, the performance of a Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

          Private Placements, Restricted Securities and Other Unregistered Securities. Subject to its policy limitation, a Fund may acquire investments that are illiquid or have limited liquidity, such as commercial obligations issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) under the Securities Act of 1933, as amended (the “1933 Act”), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

          Unregistered securities may include Rule 144A securities, which are securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by a Fund’s Adviser and approved by the Board of Trustees. The Board of Trustees will monitor on a periodic basis the implementation of these guidelines by a Fund’s Adviser.

          A Fund is subject to a risk that should the Fund decide to sell illiquid securities when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act, before it may be sold, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a

Part II - 19

security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

          The Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act and other restricted securities (i.e., other securities subject to restrictions on resale). Section 4(2) commercial paper (“4(2) paper”) is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in 4(2) paper, thus providing liquidity. The Funds believe that 4(2) paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including 4(2) paper and Rule 144A Securities, as determined by the Fund’s Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities.

          The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the 1933 Act (“Rule 144A”). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed each Fund’s Adviser to consider the following criteria in determining the liquidity of certain restricted securities:

•	the frequency of trades and quotes for the security;

•	the number of dealers willing to purchase or sell the security and the number of other potential buyers;

•	dealer undertakings to make a market in the security; and

•	the nature of the security and the nature of the marketplace trades.

          Certain 4(2) paper programs cannot rely on Rule 144A because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the Trust’s liquidity requirements that an issue of 4(2) paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

•	The 4(2) paper must not be traded flat or in default as to principal or interest;

•

The 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by a Fund’s Adviser to be of equivalent quality;

•

The Fund’s Adviser must consider the trading market for the specific security, taking into account all relevant factors, including but not limited, to whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or is administered by a direct issuer pursuant to a direct placement program;

•

The Fund’s Adviser shall monitor the liquidity of the 4(2) paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid if such determination causes a Fund to hold more than 10% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless the Fund’s Adviser is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund’s holdings of illiquid assets to less than 10% of its net assets; and

Part II - 20

•	The Fund’s Adviser shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these guidelines no less frequently than quarterly.

          Securities Issued in Connection with Reorganizations and Corporate Restructuring. Debt securities may be downgraded and issuers of debt securities including investment grade securities may default in the payment of principal or interest or be subject to bankruptcy proceedings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. A Fund may hold such common stock and other securities even though it does not ordinarily invest in such securities.

          Temporary Defensive Positions. To respond to unusual market conditions, certain of the Funds may invest their assets in cash or cash equivalents. Cash equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased(“Cash Equivalents”) for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their investment objectives. The percentage of Fund assets that a Fund may invest in cash or cash equivalents is described in the applicable Fund’s Prospectuses. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds, and bank money market deposit accounts.

          Mortgage-Related Securities

          Mortgages (Directly Held). Mortgages are debt instruments secured by real property. Unlike mortgage-backed securities, which generally represent an interest in a pool of mortgages, direct investments in mortgages involve prepayment and credit risks of an individual issuer and real property. Consequently, these investments require different investment and credit analysis by a Fund’s Adviser.

          Directly placed mortgages may include residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that a Fund forecloses on any non-performing mortgage, and acquires a direct interest in the real property, such Fund will be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of a Fund or the Fund’s Adviser. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

          Mortgage-Backed Securities (CMOS and REMICS). Mortgage-backed securities include collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”). (A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments).

          Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by:

•	various governmental agencies such as the Government National Mortgage Association (“Ginnie Mae”);

Part II - 21

•	government-related organizations such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”); and

•

non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. (Non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies).

          There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

          Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae’s guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

          Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

          Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned by private stockholders. Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Bank and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

          CMOs and guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests. The Funds do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the “Mortgage Assets”). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

          Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

          Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as “Gold PCs.”

Part II - 22

          Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.

          REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of investment policies.

          CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

          The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

          Additional structures of CMOs and REMIC Certificates include, among others, principal only structures, interest only structures, inverse floaters and “parallel pay” CMOs and REMIC Certificates. Certain of these structures may be more volatile than other types of CMO and REMIC structures. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

          A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Funds may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.

          Mortgage Dollar Rolls. When a Fund enters into mortgage dollar rolls, it sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. When a Fund enters into mortgage dollar rolls, the Fund will earmark and reserve until the settlement date Fund assets, in cash or liquid securities, in an amount equal to the forward purchase price. A Fund benefits to the extent of:

•	any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”); or

Part II - 23

•	fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase.

          Unless such benefits exceed the income, capital appreciation or gains on the securities sold as part of the mortgage dollar roll, the investment performance of a Fund will be less than what the performance would have been without the use of mortgage dollar rolls. The benefits of mortgage dollar rolls may depend upon a Fund’s Adviser’s ability to predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. The Funds currently intend to enter into mortgage dollar rolls that are accounted for as a financing transaction. For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.

          Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities issued outside the REMIC or CMO structure. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (“IOs”), while the other class will receive all of the principal (“POs”). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

          In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:

          Prepayment/Interest Rate Sensitivity. SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Funds may lose money on investments in SMBS.

Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.

          Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.

          Yield Characteristics. Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. A Fund’s Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.

          Adjustable Rate Mortgage Loans. Certain Funds may invest in adjustable mortgage rate loans (“ARMs”). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

          Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the “Maximum Adjustment”). Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum

Part II - 24

of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or “accelerated amortization”) further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payment protect borrowers from unlimited interest rate and payment increases.

          Certain adjustable rate mortgage loans may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other adjustable rate mortgage loans may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

          There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund’s portfolio and therefore in the net asset value of the Fund’s shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

          In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to “lock-in” a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization.

          Other factors affecting prepayment of ARMs include changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.

          Risk Factors of Mortgage-Related Securities. The following is a summary of certain risks associated with Mortgage-Related Securities:

          Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae or Freddie Mac if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

          Interest Rate Sensitivity. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by

Part II - 25

unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

          Market Value. The market value of the Fund’s adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates.

          Prepayments. Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund’s principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

          Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Funds invest will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates taking into account the cost of any refinancing. In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

Municipal Securities

          Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as:

1.	bridges,

2.	highways,

3.	roads,

4.	schools,

5.	waterworks and sewer systems, and

6.	other utilities.

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          Other public purposes for which Municipal Securities may be issued include:

1.	refunding outstanding obligations,

2.	obtaining funds for general operating expenses, and

3.	obtaining funds to lend to other public institutions and facilities.

          In addition, certain debt obligations known as “Private Activity Bonds” may be issued by or on behalf of municipalities and public authorities to obtain funds to provide:

1.	water, sewage and solid waste facilities,

2.	qualified residential rental projects,

3.	certain local electric, gas and other heating or cooling facilities,

4.	qualified hazardous waste facilities,

5.	high-speed intercity rail facilities,

6.	governmentally-owned airports, docks and wharves and mass transportation facilities,

7.	qualified mortgages,

8.	student loan and redevelopment bonds, and

9.	bonds used for certain organizations exempt from Federal income taxation.

          Certain debt obligations known as “Industrial Development Bonds” under prior Federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide:

1.	privately operated housing facilities,

2.	sports facilities,

3.	industrial parks,

4.	convention or trade show facilities,

5.	airport, mass transit, port or parking facilities,

6.	air or water pollution control facilities,

7.	sewage or solid waste disposal facilities, and

8.	facilities for water supply.

          Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, however the size of such issues is limited under current and prior Federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under Federal tax law by an annual “volume cap.” The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

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          The two principal classifications of Municipal Securities consist of “general obligation” and “limited” (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer’s legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

          The Funds may also acquire “moral obligation” issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Fund that may purchase municipal bonds may purchase:

1.	Short-term tax-exempt General Obligations Notes,

2.	Tax Anticipation Notes,

3.	Bond Anticipation Notes,

4.	Revenue Anticipation Notes,

5.	Project Notes, and

6.	Other forms of short-term tax-exempt loans.

          Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

          There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications. Also, the yields on Municipal Securities depend upon a variety of factors, including:

1.	general money market conditions,

2.	coupon rate,

3.	the financial condition of the issuer,

4.	general conditions of the municipal bond market,

5.	the size of a particular offering,

6.	the maturity of the obligations, and

7.	the rating of the issue.

          The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Securities. However, ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating

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required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

           Municipal Securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.

           Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

          Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

          Premium Securities. During a period of declining interest rates, many Municipal Securities in which the Funds invest likely will bear coupon rates higher than current market rates, regardless of whether the securities were initially purchased at a premium.

          Risk Factors in Municipal Securities. The following is a summary of certain risks associated with Municipal Securities:

          Tax Risk. The Internal Revenue Code of 1986, as amended (the “Code”), imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

          Housing Authority Tax Risk. The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. Typically, the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these requirements. However, there is no assurance that the requirements will be met. If such requirements are not met:

•	the interest on the bonds may become taxable, possibly retroactively from the date of issuance;

•	the value of the bonds may be reduced;

•	you and other Shareholders may be subject to unanticipated tax liabilities;

•	a Fund may be required to sell the bonds at the reduced value;

•	it may be an event of default under the applicable mortgage;

•	the holder may be permitted to accelerate payment of the bond; and

•	the issuer may be required to redeem the bond.

          In addition, if the mortgage securing the bonds is insured by the Federal Housing Administration (“FHA”), the consent of the FHA may be required before insurance proceeds would become payable.

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          Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than about corporations having a class of securities registered under the SEC.

          State and Federal Laws. An issuer’s obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. These laws may extend the time for payment of principal or interest, or restrict the Fund’s ability to collect payments due on Municipal Securities. In addition, recent amendments to some statutes governing security interests (e.g., Revised Article 9 of the Uniform Commercial Code) change the way in which security interests and liens securing Municipal Securities are perfected. These amendments may have an adverse impact on existing Municipal Securities (particularly issues of Municipal Securities that do not have a corporate trustee who is responsible for filing UCC financing statements to continue the security interest or lien.)

          Litigation and Current Developments. Litigation or other conditions may materially adversely affect the power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund’s Municipal Securities in the same manner.

          New Legislation. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. The Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on (i) the availability of Municipal Securities for investment by the Funds, and (ii) the value of the investment portfolios of the Funds.

          Limitations on the Use of Municipal Securities. The Funds may invest in Municipal Securities if the Adviser determines that such Municipal Securities offer attractive yields.

          The Funds may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. The Funds may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation interests may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement.

Options and Futures Transactions

          A Fund may purchase and sell (a) exchange traded and over-the-counter (“OTC”) put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

          Subject to its investment objective and policies, a Fund may use futures contracts and options for hedging and risk management purposes and to seek to enhance portfolio performance. A Fund may not use future contracts and options for speculation.

          Options and futures contracts may be used to manage a Fund’s exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Fund’s investments against price fluctuations. Other strategies, including buying futures contracts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Fund’s overall strategy in a manner deemed appropriate by the Fund’s Adviser and consistent with the

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Fund’s objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

          The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Fund’s return. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If a Fund’s Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund’s return. Certain strategies limit a Fund’s possibilities to realize gains, as well as its exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions and these transactions could significantly increase the Fund’s turnover rate.

          The Funds have filed a 4.5 notice under the Commodity Exchange Act and are therefore operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

          Purchasing Put and Call Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual purchase or sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

          The buyer of a typical put option can expect to realize a gain if the value of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

          The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

          Selling (Writing) Put and Call Options. When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for the receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, it must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

          If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

          Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar

Part II - 31

to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

          The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

          Engaging in Straddles and Spreads. In a straddle transaction, a Fund either buys a call and a put or sells a call and a put on the same security. In a spread, a Fund purchases and sells a call or a put. A Fund will sell a straddle when the Fund’s Adviser believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits a Fund to make a hedged investment that the price of a security will increase or decline.

          Options on Indexes. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because a Fund’s investments generally will not match the composition of an index.

          For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an OTC option (as defined below), it will be relying on its counterparty to perform its obligations, and the Fund may incur additional losses if the counterparty is unable to perform.

          Exchange-Traded and OTC Options. All options purchased or sold by a Fund will be traded on a securities exchange or will be purchased or sold by securities dealers (“OTC options”) that meet creditworthiness standards approved by the Board of Trustees. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, a Fund relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Fund purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction.

          Provided that a Fund has arrangements with certain qualified dealers who agree that a Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, a Fund may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

          Futures Contracts. When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Fund wishes to close out a particular position.

          When a Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

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          The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Fund buys or sells a futures contract it will be required to deposit “initial margin” with a futures commission merchant (“FCM”). Initial margin deposits are typically equal to a small percentage of the contract’s value. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Fund to close out its futures positions. Until it closes out a futures position, a Fund will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of a Fund’s investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund. Each Fund will earmark and reserve Fund assets, in cash or liquid securities, in connection with its use of options and futures contracts to the extent required by the staff of the SEC. Such assets cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that earmarking and reservation of a large percentage of a Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

          The Funds only invest in futures contracts to the extent they could invest in the underlying instrument directly.

          Options on Futures Contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of securities. Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of “variation margin” payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

          The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Fund are earmarked by a Fund and set aside by the Fund, as required by the 1940 Act and the SEC’s interpretations thereunder.

          Combined Positions. Certain Funds may purchase and write options in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

          Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Fund’s current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a Fund’s other investments.

          Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in

Part II - 33

volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund’s options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

          Liquidity of Options and Futures Contracts. There is no assurance that a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund’s access to other assets held to cover its options or futures positions could also be impaired. (See “Exchange Traded and OTC Options” above for a discussion of the liquidity of options not traded on an exchange.)

          Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Fund or the Fund’s Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

          Asset Coverage for Futures Contracts and Options Positions. Although the Funds will not be commodity pools, certain derivatives subject the Funds to the rules of the Commodity Futures Trading Commission which limit the extent to which a Fund can invest in such derivatives. A Fund may invest in futures contracts and options with respect thereto for hedging purposes without limit.

          A Fund will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside appropriate liquid assets in the amount prescribed. Such assets cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the reservation of a large percentage of a Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Real Estate Investment Trusts (“REITs”)

          Certain of the Funds may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.

          Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills and on cash flows, are not diversified, and are subject to default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing

Part II - 34

to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.

          REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

          Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:

•	limited financial resources;

•	infrequent or limited trading; and

•	more abrupt or erratic price movements than larger company securities.

          In addition, small capitalization stocks, such as REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

Repurchase Agreements

          Repurchase agreements may be entered into with brokers, dealers or banks that meet the Adviser’s credit guidelines. A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed by the Adviser to be creditworthy, and only if the agreement is fully collateralized by securities in which such Fund is permitted to invest. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. Except in the case of a tri-party agreement, the maximum maturity of a repurchase agreement will be seven days. In the case of a tri-party agreement, the maximum maturity of a repurchase agreement will be 95 days, or as limited by the specific repurchase agreement. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of 95 days from the effective date of the repurchase agreement. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of a Fund’s restrictions on purchases of illiquid securities. A Fund will always receive securities as collateral during the term of the agreement whose market value is at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest. The repurchase agreements further authorize the Fund to demand additional collateral in the event that the dollar value of the collateral falls below 100%. A Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities.

          Certain Funds may also engage in repurchase agreement transactions that are collateralized by money market instruments or corporate debt securities that, at the time the transaction is entered into, are rated at least investment grade by the requisite NRSROs. For these repurchase agreement transactions, the Fund would look to the counterparty, and not the collateral, for determining such diversification. Other Funds may engage in repurchase agreement transactions that are collateralized by equity securities, debt securities, loan participations, or other securities including securities that are rated below investment grade or unrated securities of comparable quality.

          A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The collateral underlying repurchase agreements may be

Part II - 35

more susceptible to claims of the seller’s creditors than would be the case with securities owned by the Fund.

          Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act, a reverse repurchase agreement is considered borrowing by a Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for a Fund to be magnified. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, a Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Each Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to its purchase obligations under its reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which a Fund is obliged to purchase the securities. All forms of borrowing (including reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1/3% of a Fund’s total assets.

Securities Lending

          To generate additional income, certain Funds may lend up to 33 1/3% of such Fund’s total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. Typically, such collateral will consist of cash, but, to the extent permitted in the Securities Lending Agreement approved by the Board of Trustees, may include U.S. government securities or letters of credit. The Fund receives payments from the borrowers equivalent to the dividends and interest which would have been earned on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, commercial paper, repurchase agreements, variable and floating rate instruments, restricted securities, asset-backed securities, and the other types of investments permitted by the applicable Fund’s Prospectuses or SAI and the investment guidelines included in the Securities Lending Agreement. Collateral is marked to market daily to provide a level of collateral at least equal to the market value plus accrued interest of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Loans are subject to termination by the Fund or the borrower at any time, and are therefore, not considered to be illiquid investments. The Fund does not have the right to vote proxies for securities on loan. However, the Fund’s Adviser will terminate a loan if the vote is considered material with respect to an investment.

Short Selling

          In short selling transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

          Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit linked instruments, and swap contracts.

          A Fund may not always be able to borrow a security its wants to sell short. A Fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions

Part II - 36

at disadvantageous times to cover its short positions. The value of your investment in a Fund will fluctuate in response to movements in the market. Fund performance also will depend on the effectiveness of the Adviser’s research and the management team’s investment decisions.

          Short sales also involve other costs. A Fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a Fund may be required to pay a premium. A Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a Fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a Fund may be required to pay in connection with the short shale. Until a Fund closes the short position, it will earmark and reserve Fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

Short-Term Funding Agreements

          Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts (“GICs”), while those issued by banks are referred to as Bank Investment Contracts (“BICs”). Pursuant to such agreements, a Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

          A Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by a Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by a Fund only if, at the time of purchase, no more than 15% of the Fund’s net assets (10% for the Money Market Funds) will be invested in short-term funding agreements and other illiquid securities.

Structured Investments

          A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

          Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund’s ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds will treat such instruments as illiquid, and will limit their

Part II - 37

investments in such instruments to no more than 15% of each Fund’s net assets (10% for the Money Market Funds), when combined with all other illiquid investments of each Fund.

Swaps and Related Swap Products

          Swap transactions may include, but are not limited to, interest rate, currency, securities index, basket, specific security and commodity swaps, interest rate caps, floors and collars and options on interest rate swaps (collectively defined as “swap transactions”).

          A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against currency fluctuations, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. A Fund will not sell interest rate caps, floors or collars if it does not own securities with coupons which provide the interest that a Fund may be required to pay.

          Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap or floor is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the option as the counterparty.

          The “notional amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Fund, payments by the parties will be exchanged on a “net basis”, and a Fund will receive or pay, as the case may be, only the net amount of the two payments.

          The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If a Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

          The use of swap transactions, caps, floors and collars involves investment techniques and risks that are different from those associated with portfolio security transactions. If a Fund’s Adviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Fund or that a Fund may be unable to enter into offsetting positions to

Part II - 38

terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Fund.

          A Fund’s Adviser will, however, consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.

          A Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will earmark and reserve assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will earmark and reserve assets with a daily value at least equal to the full amount of a Fund’s accrued obligations under the agreement. A Fund will not enter into any swap transaction, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Fund’s Adviser. If a counterparty defaults, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.

          The liquidity of swap transactions, caps, floors and collars will be as set forth in guidelines established by a Fund’s Adviser and approved by the Trustees which are based on various factors, including: (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the applicable liquidity restriction on investments in securities that are not readily marketable.

          During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

          The federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which a Fund may engage in such transactions.

          Credit Default Swaps. As described above, swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In the case of a credit default swap (“CDS”), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security).

          Credit default swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will earmark and reserve assets necessary to meet any accrued payment obligations when it is the buyer of CDS. In cases where a Fund is a seller of a CDS, if the CDS is physically settled, the Fund will be required to earmark and reserve the full notional amount of the CDS.

          If a Fund is a seller of a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to such debt obligations. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would be subject to investment exposure on the notional amount of the swap.

Part II - 39

          If a Fund is a buyer of a CDS contract, the Fund would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund.

          The use of CDSs, like all swap agreements, is subject to certain risks. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Synthetic Variable Rate Instruments

          Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par. A Fund’s Adviser reviews the structure of synthetic variable rate instruments to identify credit and liquidity risks (including the conditions under which the right to tender the instrument would no longer be available) and will monitor those risks. In the event that the right to tender the instrument is no longer available, the risk to the Fund will be that of holding the long-term bond. In the case of some types of instruments credit enhancement is not provided, and if certain events, which may include (a) default in the payment of principal or interest on the underlying bond, (b) downgrading of the bond below investment grade or (c) a loss of the bond’s tax exempt status, occur, then (i) the put will terminate and (ii) the risk to the Fund will be that of holding a long-term bond.

Treasury Receipts

          A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”). Receipts in which an entity other than the government separates the interest and principal components are not considered government securities unless such securities are issued through the Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

U.S. Government Obligations

          U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS and Coupon Under Book Entry Safekeeping (“CUBES”). The Funds may also invest in TIPS.

          The principal and interest components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities.

          Other obligations include those issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the “full faith and credit” of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Funds must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and

Part II - 40

may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Funds may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association (“Fannie Mae”), which are supported only by the credit of such securities, but for which the Secretary of the Treasury has discretionary authority to purchase limited amounts of the agency’s obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

When-Issued Securities, Delayed Delivery Securities and Forward Commitments

          Securities may be purchased on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities, no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its NAV and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities earmarked and reserved for such purpose and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, a Fund may be disadvantaged if the other party to the transaction defaults.

          Forward Commitments. Securities may be purchased for delivery at a future date, which may increase their overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. In order to invest a Fund’s assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a commitment to purchase a security on a forward commitment basis is made, procedures are established consistent with the General Statement of Policy of the SEC concerning such purchases. Since that policy currently recommends that an amount of the respective Fund’s assets equal to the amount of the purchase be earmarked and reserved to be used to pay for the commitment, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment. For the purpose of determining the adequacy of the securities reserved for payment of commitments, the reserved securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be reserved for payment of the commitment so that the value of the Fund’s assets reserved for payment of the commitments will equal the amount of such commitments purchased by the respective Fund.

          Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund’s portfolio are subject to changes in value based upon the public’s perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund will meet its obligations from then-available cash flow, sale of securities reserved for payment of the commitment, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund’s payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses. Purchasing securities on a forward commitment basis can also

Part II - 41

involve the risk of default by the other party on its obligation, delaying or preventing the Fund from recovering the collateral or completing the transaction.

          To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

RISK MANAGEMENT

          Each Fund may employ non-hedging risk management techniques. Risk management strategies are used to keep the Funds fully invested and to reduce the transaction costs associated with cash flows into and out of a Fund.

          The objective where equity futures are used to “equitize” cash is to match the notional value of all futures contracts to a Fund’s cash balance. The notional value of futures and of the cash is monitored daily. As the cash is invested in securities and/or paid out to participants in redemptions, the Adviser simultaneously adjusts the futures positions. Through such procedures, a Fund not only gains equity exposure from the use of futures, but also benefits from increased flexibility in responding to client cash flow needs. Additionally, because it can be less expensive to trade a list of securities as a package or program trade rather than as a group of individual orders, futures provide a means through which transaction costs can be reduced. Such non-hedging risk management techniques are not speculative, but because they involve leverage include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

          Examples of risk management strategies include synthetically altering the duration of a portfolio or the mix of securities in a portfolio. For example, if the Adviser wishes to extend maturities in a fixed income portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long-term securities, it might cause a Fund to purchase futures contracts on long term debt securities. Similarly, if the Adviser wishes to decrease exposure to fixed income securities or purchase equities, it could cause the Fund to sell futures contracts on debt securities and purchase futures contracts on a stock index. Such non-hedging risk management techniques are not speculative, but because they involve leverage, include, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

SPECIAL FACTORS AFFECTING CERTAIN FUNDS

          In addition to the investment strategies and policies described above, certain Funds may employ other investment strategies and policies, or similar strategies and policies to a greater extent, and, therefore, may be subject to additional risks or similar risks to a greater extent. For instance, certain Funds which invest in certain state specific securities, may be subject to special considerations regarding such investments. For a description of such additional investment strategies and policies, as well as corresponding risks, for such Funds, see Part I of this SAI.

DIVERSIFICATION

          Certain Funds are diversified funds and as such intend to meet the diversification requirements of the 1940 Act. Please refer to the Fund’s Prospectus for information about whether the Fund is a diversified or non-diversified Fund. Current 1940 Act diversification requirements require that with respect to 75% of the assets of the Fund, the Fund may not invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of any one issuer, except cash or cash items, obligations of the U.S. government, its agencies and instrumentalities, and securities of other investment companies. As for the other 25% of a Fund’s assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could

Part II - 42

involve an increased risk to a Fund should an issuer be unable to make interest or principal payments or should the market value of such securities decline.

          Each of the Money Market Funds intends to comply with the diversification requirements imposed by Rule 2a-7 of the 1940 Act.

          Certain other Funds are registered as non-diversified investment companies. A Fund is considered “non-diversified” because a relatively high percentage of the Fund’s assets may be invested in the securities of a single issuer or a limited number of issuers, primarily within the same economic sector. A non-diversified Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.

          Regardless of whether a Fund is diversified under the 1940 Act, all of the Funds will comply with the diversification requirements imposed by the Code, for qualification as a regulated investment company. See “Distributions and Tax Matters.”

DISTRIBUTIONS AND TAX MATTERS

          The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting each Fund and its shareholders. Except as otherwise noted in a Fund’s Prospectus, the Funds are not intended for foreign shareholders. As a result, this section does not address the tax consequences affecting any shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership. This section is based on the Code, the regulations thereunder, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. The discussion is very general, and therefore prospective investors are urged to consult their tax advisors about the impact an investment in a Fund may have on their own tax situations.

          Each Fund generally will be treated as a separate entity for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately. Net long-term and short-term capital gains, net income and operating expenses therefore will be determined separately for each Fund.

          Qualification as a Regulated Investment Company. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a)

derive at least 90% of its gross income from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b)

distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, without regard to the deduction for dividends paid—generally, taxable ordinary income and any excess of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and

(c)

diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities, that are limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than cash or cash items, or securities issued by the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships (as defined below). In

Part II - 43

the case of a Fund’s investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

          In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. Certain of the Funds’ investments in MLPs may qualify as QPTPs and, therefore, the extent to which a Fund can invest in MLPs is limited by the Fund’s intention to qualify as a RIC under the Code. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

          Gains from foreign currencies (including foreign currency options, foreign currency futures and foreign currency forward contracts) currently constitute qualifying income for purposes of the 90% test. However, the Treasury Department has the authority to issue regulations (possibly retroactively) excluding from the definition of “qualifying income” a fund’s foreign currency gains to the extent that such income is not directly related to the trust’s principal business of investing in stock or securities.

          If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, defined below).

          Excise Tax on Regulated Investment Companies. If a Fund were to fail to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. The Funds intend to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., the payment of excise tax amount deemed by a Fund to be de minimis). Certain derivative instruments give rise to ordinary income and loss. Where a Fund has a taxable year that begins in one calendar year and ends in the next calendar year, the Fund will be required to make this excise tax distribution during its taxable year. There is a risk that a Fund could recognize income prior to making this excise tax distribution and could recognize losses after making this distribution. As a result, an excise tax distribution could constitute a return of capital (see discussion below).

          Fund Distributions. The Funds anticipate distributing substantially all of their net investment income for each taxable year. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gains from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable to shareholders as ordinary income. Distributions attributable to gain from the sale of MLPs that is characterized as ordinary income under the Code’s recapture provisions will be taxable as ordinary income. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. For taxable years beginning on or before December 31, 2010, “qualified dividend income” received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, each Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. A dividend will not be treated as

Part II - 44

qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

          In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the qualified dividend income received by each Fund during any taxable year is 95% or more of its “gross income”, then 100% of the Fund’s dividends (other than Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

          If a Fund receives dividends from an underlying fund, and the underlying fund designates such dividends as “qualified dividend income,” then the Fund may, in turn, designate a portion of its distributions as “qualified dividend income” as well, provided the Fund meets the holding period and other requirements with respect to shares of the underlying fund.

          Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010.

          Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of such Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

          A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Funds will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

          If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by such shareholder of the shares.

          Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed.

          For corporate shareholders (other than S corporations), the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to a Fund’s dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by a Fund from real estate investment trusts (“REITs”) and passive foreign investment companies (“PFICs”) will not qualify for the corporate dividends-received deduction.

Part II - 45

          Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of the Fund as an investment through such plans.

          Sale or Redemption of Shares. The sale, exchange, or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares. Capital gain of a non-corporate U.S. shareholder that is recognized in a taxable year beginning on or before December 31, 2010 is generally taxed at a maximum rate of 15% where the property is held by the shareholder for more than one year. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Depending on a shareholder’s percentage ownership in the Fund, a partial redemption of Fund shares could cause the shareholder to be treated as receiving a dividend, taxable as ordinary income in an amount equal to the full amount of the distribution, rather than capital gain income.

          Fund Investments. Certain investment and hedging activities of the Funds, including transactions in options, swaptions, futures contracts, hedging transactions, forward contracts, straddles, swaps, short sales, foreign currencies, inflation-linked securities and foreign securities will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules). In a given case, these rules may accelerate income to a Fund, defer losses to a Fund, cause adjustments in the holding periods of a Fund’s securities, convert long-term capital gains into short-term capital gains, convert short-term capital losses into long-term capital losses, or otherwise affect the character of a Fund’s income. These rules could therefore affect the amount, timing and character of distributions to shareholders and cause differences between a Fund’s book income and taxable income. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to shareholders. The Funds will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund and its shareholders.

          The Fund’s participation in repurchase agreements and loans of securities may affect the amount, timing, and character of distributions to shareholders. With respect to any security subject to a repurchase agreement or a securities loan, any (i) amounts received by the Fund in place of dividends earned on the security during the period that such security was not directly held by the Fund will not give rise to qualified dividend income and (ii) withholding taxes accrued on dividends during the period that such security was not directly held by the Fund will not qualify as a foreign tax paid by the Fund and therefore cannot be passed through to shareholders even if the Fund meets the requirements described in “Foreign Taxes,” below.

          Certain debt securities purchased by the Funds are sold at original issue discount and thus do not make periodic cash interest payments. Similarly, zero-coupon bonds do not make periodic interest payments. A Fund will be required to include as part of its current income for tax purposes the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), a Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Adviser would not otherwise have chosen to sell such securities and may result in a taxable gain or loss. Some of the Funds may invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be original issue discount, which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increase thereto, until maturity. Therefore, a Fund investing in such securities may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate tax at the Fund level.

          Transactions of certain Funds in foreign currencies, foreign currency denominated debt securities and certain foreign currency options, future contracts and forward contracts (and similar instruments) may

Part II - 46

result in ordinary income or loss to a Fund for federal income tax purposes which will be taxable to the Shareholders as such when it is distributed to them.

          Special tax considerations apply if a Fund invests in investment companies taxed as partnerships. In general, the Fund will not recognize income earned by such an investment company until the close of the investment company’s taxable year. However, the Fund will recognize such income as it is earned by the investment company for purposes of determining whether it is subject to the 4% excise tax. Therefore, if the Fund and such an investment company have different taxable years, the Fund may be compelled to make distributions in excess of the income recognized from such an investment company in order to avoid the imposition of the 4% excise tax. A Fund’s receipt of a non-liquidating cash distribution from an investment company taxed as a partnership generally will result in recognized gain (but not loss) only to the extent that the amount of the distribution exceeds the Fund’s adjusted basis in shares of such investment company before the distribution. A Fund that receives a liquidating cash distribution from an investment company taxable as a partnership will recognize capital gain or loss to the extent of the difference between the proceeds received by the Fund and the Fund’s adjusted tax basis in shares of such investment company; however, the Fund will recognize ordinary income, rather than capital gain, to the extent that the Fund’s allocable share of “unrealized receivables” (including any accrued but untaxed market discount) exceeds the shareholder’s share of the basis in those unrealized receivables.

          Some amounts received by each Fund with respect to its investments in MLPs will likely be treated as a return of capital because of accelerated deductions available with respect to the activities of such MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain with respect to that asset (or if the Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at such time.

          Some of the Funds may invest in real estate investment trusts (“REITs”). Such investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT will generally not constitute qualified dividend income.

          Some of the REITs in which the Funds may invest will be permitted to hold residual interests in real estate mortgage investment conduits (“REMICs”). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Funds, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.

          In general, excess inclusion income allocated to shareholders cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions). Any investment in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders. Under current law, the Fund serves to block unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in REMIC residual interests or

Part II - 47

taxable mortgage pools if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

          Under current law, if a charitable remainder trust (defined in section 664 of the Code) realizes any unrelated business taxable income for a taxable year, it will lose its tax-exempt status for the year. Under recent IRS guidance, a charitable remainder trust will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a charitable remainder trust (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax equal to that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, multiplied by the highest federal income tax rate imposed on corporations. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable charitable remainder trust, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made.

          A Fund’s investments in certain PFICs could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. In addition, certain interest charges may be imposed on the Fund as a result of such distributions. However, if a Fund is in a position to treat such a passive foreign investment company as a “qualified electing fund” (“QEF”), the Fund will be required to include its share of the company’s income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternately, a Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. A fund that indirectly invests in PFICs by virtue of the fund’s investment in other investment companies may not make such elections; rather, the underlying investment companies directly investing in PFICs would decide whether to make such elections.

          A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

          Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income,” and dividends paid by REITs will generally not be eligible to be treated as “qualified dividend income.”

          Investment in Other Funds. If a Fund invests in shares of other mutual funds, ETFs or other companies that are taxed as regulated investment companies, as well as certain investments in REITs (collectively, “underlying funds”) its distributable income and gains will normally consist, in part, of distributions from underlying funds and gains and losses on the disposition of shares of underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-

Part II - 48

term capital gains realized by an underlying fund). As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that each Fund will be required to distribute to shareholders may be greater than such amounts would have been had the Fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.

          Depending on a Fund’s percentage ownership in an underlying fund, both before and after a redemption, a redemption of shares of an underlying fund by a Fund may cause the Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the tax basis of the Fund in the shares of the underlying fund, but instead to be treated as receiving a dividend such a distribution may be treated as qualified dividend income and thus eligible to be taxed at the rates applicable to long-term capital gain. If qualified dividend income treatment is not available, the distribution may be taxed at ordinary income rates. This could cause shareholders of the Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying funds directly.

          Under current law, a Fund cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income earned by an underlying fund. Each Fund is permitted to elect to pass through to its shareholders foreign income taxes it pays only if it directly holds more than 50% of its assets in foreign stock and securities at the close of its taxable year. Foreign securities held indirectly through an underlying fund do not contribute to this 50% threshold.

          Backup Withholding. Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and the proceeds of share sales, exchanges, or redemptions made by, any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

          Foreign Shareholders. The Funds are not intended for foreign shareholders, except for shareholders of Class M Shares. If a beneficial holder who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at ordinary income tax rates.

          Special tax rules apply to distributions that a “qualified investment entity” (a “QIE”) pays to foreign shareholders that are attributable to gain from the QIE’s sale or exchange of “U.S. real property interests” (a “USRPI Distribution”). A Fund will be a QIE if it is both (i) a RIC and (ii) a “U.S. real property holding corporation” (determined without regard to certain exceptions, described below, for 5% holders of publicly traded classes of stock and for interests in domestically-controlled RICs and REITs). Under the Code, a “U.S. real property holding corporation” is any corporation that holds (or held during the previous five-year period) “U.S. real property interests” (“USRPIs”) (defined as U.S. real property and interests (other than solely as a creditor) in “U.S, real property holding corporations”) with an aggregate fair market value equal to 50% or more of the fair market value of the corporation’s real property assets and other trade-or-business assets. A USRPI does not include (i) any class of stock of a corporation that is traded on an established securities market with respect to a person who holds no more than 5% of such class of stock at all times during the previous five-year period and (ii) a RIC’s interests in domestically controlled REITs and other RICs.

          Where a foreign shareholder has owned more than 5% of a class of shares of a Fund that is a QIE during the one-year period preceding the date of the USRPI Distribution, the Fund will be required to withhold 35% of any USRPI Distribution paid to that shareholder and the foreign shareholder will have an obligation to file a U.S. tax return and pay tax. For all other foreign shareholders of a Fund that is a QIE, a USRPI Distribution will be treated as ordinary income (notwithstanding any designation by the Fund that such distribution is a Capital Gain Dividend) and the Fund will be required to withhold 30% (or lower

Part II - 49

applicable treaty rate) of such distribution (notwithstanding any designation by the Fund that such distribution is a short-term capital gain dividend). If a Fund that is a QIE makes a distribution to its foreign shareholders that is attributable to a USRPI Distribution received by the Fund from a “lower-tier” REIT or RIC that is a QIE, that distribution will retain its character as a USRPI Distribution when passed through to the foreign shareholder regardless of the Fund’s percentage ownership of the “lower-tier” REIT or RIC.

          Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares are USRPIs or the Capital Gain Dividends are USRPI Distributions.

          Foreign shareholders in the Fund should consult their tax advisors with respect to the potential application of the above rules.

          Foreign Taxes. Certain Funds may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gain) received from sources within foreign countries. If more than 50% of a Fund’s assets at year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

          If a Fund does not make the above election or if more than 50% of its assets at year end do not consist of securities of foreign corporations, the Fund’s net income will be reduced by the foreign taxes paid or withheld. In such cases, shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes.

          The foregoing is only a general description of the treatment of foreign source income or foreign taxes under the United States federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each Shareholder, Shareholders are advised to consult their own tax advisors.

          Withholding Taxes. Capital Gain Dividends and exempt-interest dividends generally will not be subject to withholding of federal income tax. However, distributions properly designated as exempt-interest dividends may be subject to backup withholding, as discussed above. In general, dividends other than Capital Gain Dividends and exempt-interest dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (such shareholder, a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or, subject to certain limitations, a lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of the Funds beginning before January 1, 2008, each Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions

Part II - 50

are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Short-term gains will not include gain from the sale of MLPs to the extent such gain is characterized as ordinary income under the Code’s recapture provisions. The Funds have not determined whether to make such designations. Depending on the circumstances, the Funds may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.

          If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

          Exempt-Interest Dividends. Some of the Funds intend to qualify to pay exempt-interest dividends to their respective shareholders. In order to qualify to pay exempt-interest dividends, at least 50% of the value of a Fund’s total assets must consist of tax-exempt municipal bonds at the close of each quarter of the Fund’s taxable year. An exempt-interest dividend is that part of a dividend that is properly designated as an exempt-interest dividend and that consists of interest received by a Fund on such tax-exempt securities. Shareholders of Funds that pay exempt-interest dividends would not incur any regular federal income tax on the amount of exempt-interest dividends received by them from a Fund but may be liable for federal and state alternative minimum tax and may be subject to state and local taxes.

          Interest on indebtedness incurred or continued by a shareholder, whether a corporation or an individual, to purchase or carry shares of a Fund is not deductible to the extent it relates to exempt-interest dividends received by the shareholder from that Fund. Any loss incurred on the sale or redemption of a Fund’s shares held six months or less will be disallowed to the extent of exempt-interest dividends received with respect to such shares.

          Interest on certain tax-exempt bonds that are private activity bonds within the meaning of the Code is treated as a tax preference item for purposes of the alternative minimum tax, and any such interest received by a Fund and distributed to shareholders will be so treated for purposes of any alternative minimum tax liability of shareholders to the extent of the dividend’s proportionate share of a Fund’s income consisting of such interest. All exempt-interest dividends are subject to the corporate alternative minimum tax.

          The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. Shareholders that receive social security or railroad retirement benefits should consult their tax advisor to determine what effect, if any, an investment in the Fund may have on the federal taxation of their benefits. Shareholders are also advised to consult with their own tax advisors about state and local tax matters. Following is a brief discussion of treatment of exempt-interest dividends by certain states.

          State and Local Tax Matters. Depending on the residence of the shareholders for tax purposes, distributions may also be subject to state and local taxes. Rules of state and local taxation regarding qualified dividend income, ordinary income dividends and capital gain dividends from regulated investment companies may differ from the U.S. federal income tax rules in other respects. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

          Most states provide that a regulated investment company may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities (such as U.S. Treasury obligations). Thus, for residents of these states, distributions derived from a Fund’s investment in certain types of U.S. government securities should be free from state

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and local income taxes to the extent that the interest income from such investments would have been exempt from state and local taxes if such securities had been held directly by the respective shareholders. Certain states, however, do not allow a regulated investment company to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U.S. government securities unless a Fund holds at least a required amount of U.S. government securities. Accordingly, for residents of these states, distributions derived from a Fund’s investment in certain types of U.S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U.S. government securities directly. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U.S. government securities. To the extent that a Fund invests to a substantial degree in U.S. government securities which are subject to favorable state and local tax treatment, shareholders of the Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities.

          Tax Shelter Reporting Regulations. If a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

TRUSTEES

          The names of the Trustees of the Trusts, together with information regarding their year of birth, the year each Trustee became a Board member of the Trusts, the year each Trustee first became a Board member of any of the heritage JPMorgan Funds or heritage One Group Mutual Funds, principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”) or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth); Positions With the Funds (Since)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex

Independent Trustees

William J. Armstrong (1941); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 1987.	Retired; CFO and Consultant, EduNeering, Inc. (internet business education supplier) (2000–2001); Vice President and Treasurer, Ingersoll-Rand Company (manufacturer of industrial equipment) (1972–2000).	122	None.

Roland R. Eppley, Jr. (1932); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 1989.	Retired; President and Chief Executive Officer, Eastern States Bankcard (1971–1988).	122	None.

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Name (Year of Birth); Positions With the Funds (Since)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	President and Chief Executive Officer, Gardner, Inc. (wholesale distributor to outdoor power equipment industry) (1979–present).	122	Director, Cardinal Health, Inc (CAH) (1994–present); Chairman, The Columbus Association of the Performing Arts (CAPA) (2003 – present).

Dr. Matthew Goldstein (1941); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 2003.	Chancellor, City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).	122

Director, Albert Einstein School of Medicine (1998 – present); Director, New Plan Excel Realty Trust, Inc. (real estate investment trust) (2000–present); Director, Lincoln Center Institute for the Arts in Education (1999–present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President - Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	122	None.

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Self-employed business consultant (2001–present); Senior Vice President, W.D. Hoard, Inc. (corporate parent of DCI Marketing, Inc.) (2000–2002); President, DCI Marketing, Inc. (1992–2000).	122	None.

Marilyn McCoy (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	122	Trustee, Mather LifeWays (1994–present); Trustee, Carleton College (2003–present).

William G. Morton, Jr. (1937); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985– 2001).	122	Director, Radio Shack Corporation (electronics) (1987–present); Director, The National Football Foundation and College Hall of Fame (1994–present); Trustee, Stratton Mountain School (2001–present).

Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	President, Carleton College (2002–present); President, Kenyon College (1995–2002).	122	Director, American University in Cairo.

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Name (Year of Birth); Positions With the Funds (Since)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(1)	Other Directorships Held Outside Fund Complex

Fergus Reid, III
(1932); Trustee of Trusts (Chairman) since 2005; Trustee (Chairman) of heritage JPMorgan Funds since 1987.	Chairman, Lumelite Corporation (plastics manufacturing) (2003–present); Chairman and Chief Executive Officer, Lumelite Corporation (1985–2002).	122	Trustee, Morgan Stanley Funds (196 portfolios) (1995–present).

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Advisor, Jerome P. Green & Associates, LLC (broker-dealer) (2000–present); Chief Investment Officer, Wabash College (2004–present); self-employed consultant (2000–present); Director of Investments, Eli Lilly and Company (1988–1999).	122	Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968–1998).	122	None.

Interested Trustee
Leonard M. Spalding, Jr.* (1935); Trustee of Trusts since 2005; Trustee of heritage JPMorgan Funds since 1998.	Retired; Chief Executive Officer, Chase Mutual Funds (investment company) (1989–1998); President and Chief Executive Officer, Vista Capital Management (investment management) (1990–1998); Chief Investment Executive, Chase Manhattan Private Bank (investment management) (1990–1998).	122

Director, Glenview Trust Company, LLC (2001–present); Trustee, St. Catherine College (1998–present); Trustee, Bellarmine University (2000–present); Director, Springfield-Washington County Economic Development Authority (1997–present); Trustee, Marion and Washington County, Kentucky Airport Board (1998–present); Trustee, Catholic Education Foundation (2005–present).

(1)

A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees serves currently includes eight registered investment companies (122 funds).

*	Mr. Spalding is deemed to be an “interested person” due to his ownership of JPMorgan Chase stock.

          Each Trustee serves for an indefinite term, subject to the Trusts’ current retirement policy, which is age 73 for all Trustees, except Messrs. Reid and Eppley, for whom it is age 75. The Board of Trustees decides upon general policies and is responsible for overseeing the business affairs of the Trusts.

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Standing Committees

          The Board of Trustees has four standing committees: the Audit Committee, the Compliance Committee, the Governance Committee, and the Investments Committee.

          The members of the Audit Committee are Messrs. Armstrong (Chair), Eppley, Finn, Higgins and Ruebeck. The purposes of the Audit Committee are to: (i) appoint and determine compensation of the Funds’ independent accountants; (ii) evaluate the independence of the Funds’ independent accountants; (iii) oversee of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls; (iv) approve non-audit services, as required by the statutes and regulations administered by the SEC, including the 1940 Act and the Sarbanes-Oxley Act of 2002; (v) assist the Board in its oversight of the valuation of the Funds’ securities by the Adviser, as well as any sub-adviser; (vi) oversee the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds; and (vii) act as a liaison between the Funds’ independent registered public accounting firm and the full Board. At a meeting of the Board of Trustees, the Board approved the reorganization of the Audit and Valuation and Compliance Committee responsibilities, and transferred responsibility for oversight of the valuation of portfolio securities from the Valuation and Compliance Committee to the Audit Committee effective August 10, 2005. The Audit Committee has delegated the valuation responsibilities to the Valuation Sub-Committee, comprised of Messrs. Higgins and Ruebeck. When the Funds’ valuation procedures require Board action, but it is impracticable or impossible to hold a meeting of the entire Board, the Valuation Sub-Committee acts in lieu of the full Board.

          As discussed above, the Valuation and Compliance Committee was reorganized and is now known as the Compliance Committee. The members of the Compliance Committee are Ms. McCoy (Chair) and Messrs. Oden, Schonbachler and Spalding. The primary purposes of the Compliance Committee are to (i) oversee the Funds’ compliance with legal and regulatory and contractual requirements and the Funds’ compliance policies and procedures; and (ii) consider the appointment, compensation and removal of the Funds’ Chief Compliance Officer.

          The members of the Governance Committee are Messrs, Reid (Chair), Goldstein, Marshall and Morton, who are each Independent Trustees of the JPMorgan Funds. The duties of the Governance Committee include, but are not limited to, (i) selection and nomination of persons for election or appointment as Trustees; (ii) periodic review of the compensation payable to the non-interested Trustees; (iii) establishment of non-interested Trustee expense policies; (iv) periodic review and evaluation of the functioning of the Board and its committees; (v) with respect to the JPMT II Funds, appointment and removal of the Funds’ Senior Officer, and approval of compensation for the Funds’ Senior Officer and retention and compensation of the Senior Officer’s staff and consultants; (vi) selection of independent legal counsel to the non-interested Trustees and legal counsel to the Funds; (vii) oversight of ongoing litigation affecting the Funds, the Adviser or the non-interested Trustees; (viii) oversight of regulatory issues or deficiencies affecting the Fund (except financial matters considered by the Audit Committee); and (ix) oversight and review of matters with respect to service providers to the Funds (except the Funds’ independent registered public accounting firm). When evaluating a person as a potential nominee to serve as an Independent Trustee, the Governance Committee may consider, among other factors, (i) whether or not the person is “independent” and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of an Independent Trustee; (iii) the contribution that the person can make to the Board and the JPMorgan Funds, with consideration being given to the person’s business experience, education and such other factors as the Committee may consider relevant; (iv) the character and integrity of the person; (v) the desirable personality traits, including independence, leadership and the ability to work with the other members of the Board; and (vi) to the extent consistent with the 1940 Act, such recommendations from management as are deemed appropriate. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following: current Independent Trustees, officers, shareholders and other sources that the Governance Committee deems appropriate. The Governance Committee will review nominees recommended to the Board by shareholders and will evaluate such nominees in the same manner as it evaluate nominees identified by the Governance Committee.

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          Each member of the Board, except Mr. Reid, serves on the Investments Committee and Mr. Spalding acts as Chairperson. The Investments Committee has three sub-committees divided by asset type and different members of the Investments Committee serve on the sub-committee with respect to each asset type. For the Equity Funds, the sub-committee members are Messrs. Higgins (Chair), Finn and Morton and Ms. McCoy. For the Fixed Income Funds, the sub-committee members are Messrs. Ruebeck (Chair), Eppley, Oden and Schonbachler. For the Money Market Funds and Alternative Products, the subcommittee members are Messrs. Goldstein (Chair), Armstrong and Marshall. The function of the Investments Committee and its sub-committees is to assist the Board in the oversight of the investment management services provided by the Adviser to the Funds, as well as any sub-adviser to the Funds. The primary purpose of each sub-committee is to (i) assist the Board in its oversight of the investment management services provided by the Adviser to the Funds designated for review by each sub-committee; and (ii) review and make recommendations to the Investments Committee and/or the Board, concerning the approval of proposed new or continued advisory and distribution arrangements for the Funds or for new funds. The full Board may delegate to the Investments Committee from time to time the authority to make Board level decisions on an interim basis when it is impractical to convene a meeting of the full Board. Each of the sub-committees receive reports concerning investment management topics, concerns or exceptions with respect to particular Funds that the sub-committee is assigned to oversee, and work to facilitate the understanding by the Investments Committee and the Board of particular issues related to investment management of Funds reviewed by the sub-committee.

For details of the number of times each of the four standing committees met during the most recent fiscal year, see “TRUSTEES - Standing Committees” in Part I of this SAI.

For details of the dollar range of equity securities owned by each Trustee in the Funds, see “TRUSTEES - Ownership of Securities” in Part I of this SAI.

Trustee Compensation

          The Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the “Deferred Compensation Plan”) pursuant to which the Trustees are permitted to defer part or all of their compensation. Amounts deferred are deemed invested in shares of one or more series of the JPMT I, JPMT II, Undiscovered Managers Funds, JPMMFG, J.P. Morgan Fleming Mutual Fund Group, Inc. and the J.P. Morgan Mutual Fund Investment Trust, as selected by the Trustee from time to time, to be used to measure the performance of a Trustee’s deferred compensation account. Amounts deferred under the Deferred Compensation Plan will be deemed to be invested in Select Class Shares of the identified funds, unless Select Class Shares are not available, in which case the amounts will be deemed to be invested in Class A Shares. A Trustee’s deferred compensation account, will be paid at such times as elected by the Trustee, subject to certain mandatory payment provisions in the Deferred Compensation Plan (e.g., death of a Trustee). Deferral and payment elections under the Deferred Compensation Plan are subject to strict requirements for modification.

          Each Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

For details of Trustee compensation paid by the Funds, including deferred compensation, see “TRUSTEES – Trustee Compensation” in Part I of this SAI.

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OFFICERS

          The Trusts’ executive officers (listed below) are generally employees of the Adviser or one of its affiliates. The officers conduct and supervise the business operations of the Trusts. The officers hold office until a successor has been elected and duly qualified. The Trusts have no employees. The names of the officers of the Funds, together with their year of birth, information regarding their positions held with the Trusts and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 245 Park Avenue, New York, NY 10167.

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

George C.W. Gatch (1962), President (2005)

Managing Director, J.P. Morgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of the JPMorgan Funds. Mr. Gatch has been an employee of JPMorgan since 1986 and has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing, and sales.

Robert L. Young (1963), Senior Vice President (2005)*

Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005, and One Group Mutual Funds from 2001 until 2005. Mr. Young was Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer (2005)

Managing Director, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was the Vice President of Finance for the Pierpont Group, Inc. from 1996 to 2001, an independent company owned by the Board of Directors/ Trustees of the JPMorgan Funds prior to joining JPMorgan Chase & Co. in 2001.

Stephanie J. Dorsey (1969), Treasurer (2005)*

Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JPMorgan Chase & Co. (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Stephen M. Ungerman (1953), Senior Vice President and Chief Compliance Officer (2005)

Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration – Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial’s asset management business prior to 2000.

Paul L. Gulinello (1950), AML Compliance Officer (2005)

Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personnal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

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Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years

Stephen M. Benham (1959), Secretary (2005)

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin (1964), Assistant Secretary (2005)*

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004 to 2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary (2005)*

Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary (2005)*

Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc.; From 1999 to 2005, Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.).

Ellen W. O’Brien (1957), Assistant Secretary (2005)**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O’Brien has served in this capacity since joining the firm in 1991.

Michael C. Raczynski (1975), Assistant Secretary (2006)	Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2006; Associate, Stroock & Stroock & Lavan LLP from 2001 to 2006.

Jeffrey D. House (1972), Assistant Treasurer (2006)*	Vice President, JPMorgan Funds Management, Inc. since July 2006; formerly, Sr. Manager of Financial Services of BISYS Fund Services, Inc. from December 1995 until July 2006.

Arthur A. Jensen (1966), Assistant Treasurer (2005)*

Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

Laura S. Melman (1966), Assistant Treasurer (2006)*

Vice President, JPMorgan Funds Management, Inc. since August, 2006, responsible for Taxation; Vice President of Structured Products at The Bank of New York Co., Inc. from 2001 until 2006; Vice President of Fund Administration, Accounting, and Taxation at The Bank of New York Co., Inc. prior to 2001.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

**	The contact address for the officer is 73 Tremont Street, Floor 1, Boston, MA 02108.

For details of the percentage of shares of any class of each Fund owned by the officers and Trustees, as a group, see “SHARE OWNERSHIP – Trustees and Officers” in Part I of this SAI.

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INVESTMENT ADVISERS AND SUB-ADVISERS

          Pursuant to investment advisory agreements, JPMIM or JPMIA serves as investment adviser to the Funds, except for the U.S. Real Estate Fund. SC-R&M serves as investment adviser for the U.S. Real Estate Fund pursuant to an agreement with JPMT II. HCM serves as investment sub-adviser to the Highbridge Statistical Market Neutral Fund pursuant to an investment sub-advisory agreement with JPMIM. JFIMI serves as sub-adviser to certain funds pursuant to an investment sub-advisory agreement with JPMIM.

          The Trust’s Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of JPMorgan Chase, any bank affiliate of JPMIA or any other bank, and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.

For details of the investment advisory fees paid under an applicable advisory agreement, see “INVESTMENT ADVISERS - Investment Advisory Fees” in Part I of the SAI for the respective Fund.

For details of the dollar range of shares of each Fund (excluding Money Market Funds) beneficially owned by the portfolio managers who serve on a team that manages such Fund, see “PORTFOLIO MANAGERS - Portfolio Managers’ Other Accounts Managed” in Part I of this SAI.

          J.P. Morgan Investment Management Inc. JPMIM serves as investment adviser to certain Funds pursuant to the investment advisory agreements between JPMIM and certain of the Trusts (the “JPMIM Advisory Agreements”). Effective October 1, 2003, JPMIM became a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan Chase”). Prior to October 1, 2003, JPMIM was a wholly-owned subsidiary of JPMorgan Chase, a bank holding company organized under the laws of the State of Delaware which was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation.

          JPMIM is a registered investment adviser under the Investment Advisers Act of 1940, as amended. JPMIM is located at 245 Park Avenue, New York, NY 10167.

          Under the JPMIM Advisory Agreements, JPMIM provides investment advisory services to certain Funds, which include managing the purchase, retention and disposition of such Funds’ investments. JPMIM may delegate its responsibilities to a sub-adviser. Any subadvisory agreements must be approved by the applicable Trust’s Board of Trustees and the applicable Fund’s shareholders, as required by the 1940 Act.

          Under separate agreements, JPMorgan Chase Bank, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) (“JPMFM”), and JPMDS provide certain custodial, fund accounting, recordkeeping and administrative services to the Trusts and the Funds and shareholder services for the Trusts. JPMDS is the shareholder servicing agent and the distributor for certain Funds. JPMorgan Chase Bank, JPMFM and JPMDS are each affiliates of JPMIM. See the “Custodian,” “Administrator,” “Shareholder Servicing” and “Distributor” sections.

          Under the terms of the JPMIM Advisory Agreements, the investment advisory services JPMIM provides to certain Funds are not exclusive. JPMIM is free to and does render similar investment advisory services to others. JPMIM serves as investment adviser to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which JPMIM serves as trustee. The accounts which are managed or advised by JPMIM have varying investment objectives, and JPMIM invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of certain Funds. Such accounts are supervised by employees of JPMIM who may also be acting in similar capacities for the Funds. See “Portfolio Transactions.”

          The Funds are managed by employees of JPMIM who, in acting for their customers, including the Funds, do not discuss their investment decisions with any personnel of JPMorgan Chase or any personnel of other divisions of JPMIM or with any of their affiliated persons, with the exception of

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certain other investment management affiliates of JPMorgan Chase which execute transactions on behalf of the Funds.

          As compensation for the services rendered and related expenses, such as salaries of advisory personnel borne by JPMIM or a predecessor, under the JPMIM Advisory Agreements, the applicable Trusts, on behalf of the Funds, have agreed to pay JPMIM a fee, which is computed daily and may be paid monthly, equal to the annual rate of each Fund’s average daily net assets as described in the applicable Prospectuses.

          The JPMIM Advisory Agreements continue in effect for annual periods beyond October 31 of each year only if specifically approved thereafter annually in the same manner as the Distribution Agreement; except that for new funds, the initial approval will continue for up to two years, after which annual approvals are required. See the “Distributor” section. The JPMIM Advisory Agreements will terminate automatically if assigned and are terminable at any time without penalty by a vote of a majority of the Trustees, or by a vote of the holders of a majority of a Fund’s outstanding voting securities (as defined in the 1940 Act), on 60 days’ written notice to JPMIM and by JPMIM on 90 days’ written notice to the Trusts (60 days with respect to the International Equity Index Fund, Mid Cap Value Fund, Short Term Bond Fund II and Growth Advantage Fund). The renewal of the JPMIM Advisory Agreements was last approved by the Board of Trustees at its meeting in August 2006.

          The JPMIM Advisory Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreement, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder, or, with respect to all such Funds except the Mid Cap Value Fund, a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.

          JPMorgan Investment Advisors Inc. JPMIA serves as investment adviser to certain JPMT II Funds pursuant to the Amended and Restated Investment Advisory Agreement between JPMIA and JPMT II dated August 12, 2004 (the “JPMIA Advisory Agreement”). On July 1, 2004, Bank One Corporation, the former indirect corporate parent of JPMIA, merged into J.P. Morgan Chase & Co. (now officially known as JPMorgan Chase & Co.). On that date, JPMIA became an indirect, wholly-owned subsidiary of JPMorgan Chase.

          JPMIA is a registered investment adviser under the Investment Advisers Act of 1940, as amended. JPMIA is located at 1111 Polaris Parkway, Columbus, OH 43240.

          JPMIA represents a consolidation of the investment advisory staffs of a number of bank affiliates of the former Bank One Corporation, which have considerable experience in the management of open-end management investment company portfolios, including the applicable Trusts (formerly, The One Group and the Helmsman Funds) since 1985.

          Subject to the supervision of a Trust’s Board of Trustees, JPMIA provides or will cause to be provided a continuous investment program for certain Funds, including investment research and management with respect to all securities and investments and cash equivalents in those Funds. JPMIA may delegate its responsibilities to a sub-adviser. Any subadvisory agreements must be approved by the Trust’s Board of Trustees and the applicable Funds’ shareholders, as required by the 1940 Act.

          The JPMIA Advisory Agreement continues in effect for annual periods beyond October 31 of each year, if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under “Additional Information” in this SAI), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The JPMIA Advisory Agreement was approved by the Trust’s Board of Trustees at their quarterly meeting held in August 2006.

          The JPMIA Advisory Agreement may be terminated as to a particular Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund’s Adviser as the case may be. The JPMIA Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

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          As compensation for the services rendered and related expenses, such as salaries of advisory personnel borne by JPMIA, under the JPMIA Advisory Agreement, the applicable Trusts, on behalf of the Funds, have agreed to pay JPMIA a fee, which is computed daily and may be paid monthly, equal to the annual rate of each Fund’s average daily net assets as described in the applicable Prospectuses.

          The JPMIA Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

          JPMorgan Chase Bank, JPMFM and JPMDS are each subsidiaries of JPMorgan Chase and affiliates of JPMIA. See the “Custodian,” “Administrator,” “Shareholder Servicing” and “Distributor” sections.

          Security Capital Research & Management, Incorporated (“SC-R&M”). Security Capital Research & Management (“SC-R&M”) serves as investment adviser to the U.S. Real Estate Fund pursuant to an agreement with JPMT II, on behalf of the U.S. Real Estate Fund (the “Real Estate Fund Investment Advisory Agreement”). SC-R&M was formed in January 1995 to provide investment advisory services related to real estate assets to various clients, including the Predecessor U.S. Real Estate Fund. SC-R&M is a direct, wholly-owned subsidiary of JPMIA.

          SC-R&M makes the investment decisions for the assets of the U.S. Real Estate Fund. SC-R&M also reviews, supervises and administers the Fund’s investment program, subject to the supervision of, and policies established by, the Trustees.

          The Real Estate Fund Investment Advisory Agreement provides that it will continue in effect until October 31, 2006 and thereafter will continue for successive twelve month periods if not terminated or approved at least annually by the Board. The Real Estate Fund Investment Advisory Agreement was initially approved by the Trust’s Board of Trustees at their quarterly meeting on September 30, 2004 and may be terminated as to the U.S. Real Estate Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund’s Adviser. The Real Estate Fund Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act. The renewal of the Real Estate Fund Investment Advisory Agreement was approved by the Board of Trustees at its meeting in August 2006.

          The Real Estate Fund Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance under the agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

          JF International Management Inc. JFIMI serves as investment sub-adviser to certain Funds. On behalf of the certain Funds, JPMIM has entered into an investment sub-advisory agreement with JFIMI (the JFIMI Sub-Advisory Agreement). JFIMI is registered as a registered investment adviser under the Investment Advisers Act and the Hong Kong Securities and Futures Commission. JFIMI is a wholly- owned subsidiary of J.P. Morgan Asset Management (Asia) Inc., which is wholly-owned by JPMAMH. JFIMI is located at 21F, Charter House, 8 Connaught Road, Central Hong Kong.

          JFIMI may, in its discretion, provide such services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to a Fund under applicable laws and that are under the common control of JPMIM; provided that (i) all persons, when providing services under the JFIMI Sub-Advisory Agreement, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of JFIMI. This arrangement will not result in the payment of additional fees by a Fund.

          Pursuant to the terms of the applicable JPMIM Advisory Agreement and the JFIMI Sub-Advisory Agreement, the Adviser and Sub-Adviser are permitted to render services to others. Each such agreement is

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terminable without penalty by the applicable Trusts, on behalf of the Funds, on not more than 60 days’, nor less than 30 days’, written notice when authorized either by a majority vote of a Fund’s shareholders or by a vote of a majority of the Boards of Trustees of the Trusts, or by JPMIM or JFIMI on not more than 60 days’, nor less than 30 days’, written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The applicable JPMIM Advisory Agreement provides that JPMIM or JFIMI shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

          As compensation for the services rendered and related expenses borne by the JFIMI, under the sub-advisory agreement, JPMIM has agreed to pay JFIMI a fee, which is computed daily and may be paid monthly, at the rate of 0.50% per annum, on the average daily net assets value of the assets of the Asia Equity Fund with JFIMI.

          The JFIMI Sub-Advisory Agreement provides that it will continue in effect until October 31, 2005 and thereafter, if not terminated, from year to year, if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under “Additional Information” in this SAI), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The JFIMI Sub-Advisory Agreement was approved by the Trust’s Board of Trustees at their quarterly meeting held in August 2006.

          The JFIMI Sub-Advisory Agreement provides that JPMIM shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the performance under the agreement, except a loss resulting from a willful misfeasance, bad faith, or gross negligence on the part of the Sub-Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

          Highbridge Capital Management, LLC. HCM has been engaged by JPMIM to serve as investment sub-adviser to the Highbridge Statistical Market Neutral Fund (the “HCM Sub-Advisory Agreement”). HCM is majority owned by J.P. Morgan Asset Management Holdings Inc.

          HCM is an international asset management firm specializing in non-traditional investment management strategies. HCM was founded by Henry Swieca and Glen Dubin. HCM has over 160 staff members including 62 investment and trading professionals in offices in New York, London and Hong Kong.

          HCM is paid monthly by JPMIM a fee equal to a percentage of the average daily net assets of the Highbridge Statistical Market Neutral Fund. The aggregate annual rate of the fees payable by JPMIM to HCM is 1.25% of the Highbridge Statistical Market Neutral Fund’s average daily net assets.

          The HCM Sub-Advisory Agreement will continue in effect for a period of two years from the date of its execution, unless terminated sooner. It may be renewed from year to year thereafter, so long as continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The HCM Sub-Advisory Agreement provides that it will terminate in the event of an “assignment” (as defined in the 1940 Act), and may be terminated without penalty at any time by either party upon 60 days written notice, or upon termination of the JPMIM Advisory Agreement. Under the terms of the HCM Sub-Advisory Agreement, HCM is not liable to JPMIM, the Highbridge Statistical Market Neutral Fund, or its shareholders, for any error of judgment or mistake of law or for any losses sustained by JPMIM, the Highbridge Statistical Market Neutral Fund or its shareholders, except in the case of HCM ‘s willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the HCM Sub-Advisory Agreement.

POTENTIAL CONFLICTS OF INTEREST

          The chart in Part I of this SAI entitled “Portfolio Managers’ Other Accounts Managed” shows the number, type and market value as of a specified date of the accounts other than the Funds that are managed

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by the Funds’ portfolio managers. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Funds (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

          Responsibility for managing the Advisers’ and its affiliates’ clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.

          The Adviser and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Funds or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for the Adviser and its affiliates or the portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, the Adviser or its affiliates could be viewed as having a conflict of interest to the extent that the Adviser or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in the Adviser’s or its affiliates’ employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon the Adviser and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Adviser or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. The Adviser and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase the Adviser’s and its affiliates’ overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If the Adviser or its affiliates manage accounts that engage in short sales of securities of the type in which the Fund invests, the Adviser or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

          As an internal policy matter, the Adviser or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments the Adviser or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. It should be recognized that such policies may preclude a Fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Fund’s objectives.

          The Adviser and/or its affiliates serve as adviser to the Funds, to the JPMorgan SmartRetirement Funds (collectively, the “JPMorgan SmartRetirement Funds”) and to the JPMorgan Investor Funds (collectively, the “Investor Funds”). The JPMorgan SmartRetirement Funds and the Investor Funds may invest in shares of the Funds (other than the JPMorgan SmartRetirement Funds and the Investor Funds). Because the Adviser and/or its affiliates is the adviser to the Funds and it or its affiliates is adviser to the JPMorgan SmartRetirement Funds and the Investor Funds, it may be subject to certain potential conflicts of interest when allocating the assets of the JPMorgan SmartRetirement Funds and the Investor Funds among the Funds. Purchases and redemptions of Fund shares by a JPMorgan SmartRetirement Fund or an Investor Fund due to reallocations or rebalancings may result in a Fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable income if sales of securities resulted in gains and could also increase a Fund’s transaction costs. Large redemptions by a JPMorgan SmartRetirement Fund or an Investor Fund may cause a Fund’s expense ratio to increase due to a resulting smaller asset base. In addition, the portfolio managers of the JPMorgan SmartRetirement Funds

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and the Investor Funds may have access to the holdings of some of the Funds as well as knowledge of and a potential impact on investment strategies and techniques of the Funds.

          The goal of the Adviser and its affiliates is to meet their fiduciary obligation with respect to all clients. The Adviser and its affiliates have policies and procedures designed to manage the conflicts. The Adviser and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with the Advisers’ Codes of Ethics and JPMC’s Code of Conduct. With respect to the allocation of investment opportunities, the Adviser and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

          Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with the Adviser’s and its affiliates’ duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the Adviser and its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

          Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the Adviser and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Adviser or its affiliates so that fair and equitable allocation will occur over time.

          Fees earned by HCM for managing certain accounts may vary, particularly because for at least two accounts, HCM is paid based upon the performance results for those accounts. This could create a conflict of interest because the portfolio managers could have an incentive to favor certain accounts over others, resulting in other accounts outperforming the Fund. However, HCM believes that this risk is mitigated by the fact that investment decisions for each of the accounts advised by HCM are made through an automated system, and not by any one individual, which processes each account’s transactions independent of those for the other accounts.

For details of the dollar range of shares of each Fund (excluding the Money Market Funds) beneficially owned by the portfolio managers, see “PORTFOLIO MANAGERS – Ownership of Securities” in Part I of this SAI.

PORTFOLIO MANAGER COMPENSATION

          Each Adviser’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by the Adviser or its affiliates. These elements reflect individual performance and the performance of the Adviser’s business as a whole.

          Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In

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evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the Funds’ pre-tax performance is compared to the appropriate market peer group and to each Fund’s benchmark index listed in the Fund’s prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the Fund). Investment performance is generally more heavily weighted to the long-term.

          Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 35% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

CODES OF ETHICS

          The Trusts, the Advisers and JPMDS have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act (and pursuant to Rule 204A-1 under the Advisers Act with respect to the Advisers).

          The Trusts’ code of ethics includes policies which require “access persons” (as defined in Rule 17j-1) to: (i) place the interest of Trust shareholders first; (ii) conduct personal securities transactions in a manner that avoids any actual or potential conflict of interest or any abuse of a position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of his or her position with the Trusts or a Fund. The Trusts’ code of ethics prohibits any access person from: (i) employing any device, scheme or artifice to defraud the Trusts or a Fund; (ii) making to the Trusts or a Fund any untrue statement of a material fact or omit to state to the Trusts or a Fund a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading; (iii) engaging in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trusts or a Fund; or (iv) engaging in any manipulative practice with respect to the Trusts or a Fund. The Trusts’ code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Fund so long as such investment transactions are not in contravention of the above noted policies and prohibitions.

          The code of ethics adopted by the Advisers requires that all employees must: (i) place the interest of the accounts which are managed by the Adviser first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their position. Employees of each Adviser are also prohibited from certain mutual fund trading activity including excessive trading of shares of a mutual fund as described in the applicable Fund’s Prospectuses or SAI and effecting or facilitating a mutual fund transaction to engage in market timing. The Advisers’ code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by a Fund subject to certain restrictions. However, all employees are required to preclear securities trades (except for certain types of securities such as non-proprietary mutual fund shares and U.S. government securities). Each of the Adviser’s affiliated sub-advisers has also adopted the code of ethics described above.

          JPMDS’s code of ethics requires that all employees of JPMDS must: (i) place the interest of the accounts which are managed by affiliates of JPMDS first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their positions. Employees of JPMDS are also prohibited from certain mutual fund trading activity including excessive trading of shares of a mutual fund as such term is defined in the applicable Fund’s Prospectuses or SAI or effecting or facilitating a mutual fund transaction to engage in market timing. JPMDS’s code of ethics permits personnel subject to the code to invest in securities including securities that may be purchased or held by the Funds subject to the policies and restrictions in such code of ethics.

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PORTFOLIO TRANSACTIONS

          Investment Decisions and Portfolio Transactions. Pursuant to the Advisory and sub-advisory Agreements, the Advisers determine, subject to the general supervision of the Board of Trustees of the Trusts and in accordance with each Fund’s investment objective and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. The Advisers operate independently in providing services to their respective clients. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, for example, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Adviser is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

          Brokerage and Research Services. On behalf of the Funds, a Fund’s Adviser places orders for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of a Fund unless otherwise prohibited. See “Investment Strategies and Policies.”

          Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. Transactions on stock exchanges (other than foreign stock exchanges) involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve payment of fixed brokerage commissions, which are generally higher than those in the United States. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

          In connection with portfolio transactions, the overriding objective is to obtain the best execution of purchase and sales orders. Under the Advisory Agreements and sub-advisory agreements and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause the Funds to pay a broker-dealer which provides brokerage and research services to the Adviser or, the Funds and/or other accounts for which the Adviser exercises investment discretion an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to accounts over which it exercises investment discretion. Not all of such services are useful or of value in advising the Funds. The Adviser reports to the Board of Trustees regarding overall commissions paid by the Funds and their reasonableness in relation to the benefits to the Funds. In accordance with Section 28(e) of the Securities Exchange Act of 1934 and consistent with applicable SEC guidance and interpretation, the term “brokerage and research services” includes (i) advice as to the value of securities; (ii) the advisability of investing in, purchasing or selling securities; (iii) the availability of securities or of purchasers or sellers of securities; (iv) furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (v) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody) or required by rule or regulation in connection with such transactions.

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          Brokerage and research services received from such broker-dealers will be in addition to, and not in lieu of, the services required to be performed by an Adviser under the Advisory Agreement (or with respect to a Sub-Adviser, under the sub-advisory agreement). The fees that the Funds pay to the Adviser are not reduced as a consequence of the Adviser’s receipt of brokerage and research services. To the extent the Funds’ portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services generally would be useful and of value to the Adviser in serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Adviser in carrying out its obligations to the Funds. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses that would be incurred if it should attempt to develop comparable information through its own staff.

          Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of a Fund’s brokerage transactions to affiliates of the Adviser. Under the 1940 Act, persons affiliated with a Fund and persons who are affiliated with such persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The SEC has granted exemptive orders permitting each Fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable and tax exempt money market instruments (including commercial paper, banker acceptances and medium term notes) and repurchase agreements. The orders are subject to certain conditions. An affiliated person of a Fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions.

          In addition, a Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMorgan Chase Bank or an affiliate is a member or in a private placement in which JPMorgan Chase Bank or an affiliate serves as placement agent except pursuant to procedures adopted by the Board of Trustees that either comply with rules adopted by the SEC or with interpretations of the SEC’s staff. Each Fund expects to purchase securities from underwriting syndicates of which certain affiliates of JPMorgan Chase act as a member or manager. Such purchases will be effected in accordance with the conditions set forth in Rule 10f-3 under the 1940 Act and related procedures adopted by the Trustees, including a majority of the Trustees who are not “interested persons” of a Fund. Among the conditions are that the issuer of any purchased securities will have been in operation for at least three years, that not more than 25% of the underwriting will be purchased by a Fund and all other accounts over which the same investment adviser has discretion, and that no shares will be purchased from JPMDS or any of its affiliates.

          On those occasions when the Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as other customers, including other Funds, the Adviser, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to a Fund. In some instances, this procedure might adversely affect a Fund.

          If a Fund that writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options that a Fund may write may be affected by options written by the Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

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          Allocation of transactions, including their frequency, to various broker-dealers is determined by a Fund’s Adviser based on its best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, in selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, a Fund’s Adviser is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Funds and/or other accounts over which a Fund’s Adviser exercises investment discretion. A Fund’s Adviser may cause a Fund to pay a broker-dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that a Fund’s Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of a Fund’s Adviser to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy, to the extent such services are permissible under the safe harbor requirements of Section 28(e) of the Securities Exchange Act of 1934 and consistent with applicable SEC guidance and interpretation. Shareholders of the Funds should understand that the services provided by such brokers may be useful to a Fund’s Adviser in connection with its services to other clients and not all the services may be used by the Adviser in connection with the Fund.

          Under JPMIM’s policy, “soft dollar” services refer to arrangements that fall within the safe harbor requirements of Section 28(e) of the Securities Exchange Act of 1934, as amended, which allow JPMIM to allocate client brokerage transactions to a broker-dealer in exchange for products or services that are research and brokerage-related and enhance the investment decision-making process. These services include third party research, market data services, and proprietary broker-dealer research. Effective February 19, 2005, however, the Funds stopped participating in soft dollar arrangements for market data services and third-party research. However, the Funds continue to receive proprietary research where broker-dealers typically incorporate the cost of such research into their commission structure.

          In an effort to minimize the potential conflicts of interest, JPMIA does not enter into any “soft dollar” arrangements whereby a broker pays for services (such as Bloomberg, Reuters or Factset) on behalf of JPMIA. Although JPMIA does not have soft dollar arrangements for services as described above, JPMIA may continue to allocate brokerage transactions to brokers for their proprietary research. Many brokers do not assign a hard dollar value to the research they provide, but rather bundle the cost of such research into their commission structure. It is noted in this regard that some research that is available only under a bundled commission structure is particularly important to the investment process.

          SC-R&M does not enter into soft dollar arrangements whereby a broker pays for research services such as Bloomberg, Reuters or Factset. From time to time, SC-R&M may receive or have access to research generally provided by a broker to the broker’s institutional clients that trade with the broker in the sector of the securities markets in which SC-R&M is active, namely in the case of real estate securities. In addition, SC-R&M may consider the value-added quality of proprietary broker research received from brokers in allocating trades to brokers subject always to the objective of obtaining best execution.

          Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by an Adviser. Any such other investment company or account may also invest in the same securities as the Trusts. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser of the given Fund believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Trusts, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trusts is a customer of the Adviser or their parents or subsidiaries or affiliates and in dealing with its commercial customers, the

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Adviser and their respective parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trusts.

          Under HCM’s policy, HCM has the power and authority to establish and maintain accounts of behalf of its clients with, and issue order for the purchase or sale of securities for its clients directly to, a broker, dealer or other person, as well as to exercise or abstain from exercising any option, privilege or right held by its clients. In selecting a broker with respect to effecting any securities transaction on behalf of its clients, HCM may pay a broker a commission in excess of the amount another broker would have charged for effect in such transaction, so long as, in HCM’s good faith judgment, the amount of the commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of that particular transaction or HCM’s overall investment management business. HCM intends to comply with Section 28(e) of the 1934 Act, under which HCM’s use of its clients’ commission dollars to acquire research products and services is not a breach of its fiduciary duty to its clients – even if the brokerage commissions paid are higher than the lowest available – as long as (among certain other requirements) HCM determines that the commissions are reasonable compensation for both the brokerage services and the research acquired.

For details of brokerage commissions paid by the Funds, see “BROKERAGE AND RESEARCH SERVICES - Brokerage Commissions” in Part I of this SAI.

For details of the Funds’ ownership of securities of the Funds’ regular broker dealers, see “BROKERAGE AND RESEARCH SERVICES - Securities of Regular Broker-Dealers” in Part I of this SAI.

ADMINISTRATOR

          JPMorgan Funds Management, Inc. (“JPMFM” or the “Administrator”) serves as the administrator to the Funds, pursuant to an Administration Agreement dated February 19, 2005 (the “Administration Agreement”), between the Trusts, on behalf of the Funds, and JPMFM. Additionally, JPMFM serves as the administrator to the JPMorgan SmartRetirement Funds pursuant to an agreement effective May 5, 2006 (the “SmartRetirement Administration Agreement”), between JPMT I, on behalf of the JPMorgan SmartRetirement Funds, and JPMFM. JPMFM is an affiliate of JPMorgan Chase Bank and an indirect, wholly-owned subsidiary of JPMorgan Chase; it has its principal place of business at 1111 Polaris Parkway, Suite 2-J, Columbus, OH 43240.

          Pursuant to the Administration Agreement and the SmartRetirement Administration Agreement, JPMFM performs or supervises all operations of each Fund for which it serves (other than those performed under the advisory agreement, any sub-advisory agreements, the custodian and fund accounting agreement, and the transfer agency agreement for that Fund). Under the Administration Agreement and the SmartRetirement Administration Agreement, JPMFM has agreed to maintain the necessary office space for the Funds, and to furnish certain other services required by the Funds with respect to each Fund. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns and generally assists in all aspects of the Funds’ operations other than those performed under the advisory agreement, any sub-advisory agreements, the custodian and fund accounting agreement, and the transfer agency agreement. JPMFM may, at its expense, subcontract with any entity or person concerning the provision of services under the Administration Agreement and the SmartRetirement Administration Agreement. Through June 30, 2005, the Administrator paid a portion of the fees it received to BISYS Fund Services, L.P. for its services as each Fund’s sub-administrator. Effective July 1, 2005, J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, began serving as the Funds’ sub-administrator (the “Sub-administrator”). The Administrator pays JPMIS a fee for its services as the Funds’ Sub-administrator.

          Unless sooner terminated, the Administration Agreement will continue in effect through October 31, 2006 and the SmartRetirement Administration Agreement will continue in effect through October 31, 2007. If not terminated, the Administration Agreement and the SmartRetirement Administration Agreement will continue thereafter automatically for successive one year terms, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Board of Trustees who are not parties to the Administration Agreement or SmartRetirement Administration Agreement or

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interested persons of any such party. The Administration Agreement and the SmartRetirement Administration Agreement may be terminated without penalty, on not less than 60 days’ prior written notice, by the Board of Trustees of each Trust or by JPMFM. The termination of the Administration Agreement or the SmartRetirment Administration Agreement with respect to one Fund will not result in the termination of the Administration Agreement with respect to any other Fund.

          The Administration Agreement and the SmartRetirement Administration Agreement provide that JPMFM shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

          In consideration of the services to be provided by JPMFM pursuant to the Administration Agreement, JPMFM receives from each Fund a pro rata portion of a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of average daily net assets of all funds in the JPMorgan Funds Complex (excluding the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds and the series of JPMorgan Funds Complex that operate as money market funds (each a “Money Market Fund”)) and 0.075% of average daily net assets of all funds in the JPMorgan Funds Complex (excluding the JPMorgan Investor Funds, the JPMorgan SmartRetirement Funds and the Money Market Funds) over $25 billion of such assets. For purposes of this paragraph, the “JPMorgan Funds Complex” includes most of the open-end investment companies in the JPMorgan Funds Complex, including the series of the former One Group Mutual Funds.

          With respect to the Money Market Funds, in consideration of the services provided by JPMFM pursuant to the Administration Agreement, JPMFM will receive from each Fund a pro-rata portion of a fee computed daily and paid monthly at an annual rate of 0.10% on the first $100 billion of the average daily net assets of all the money market funds in the JPMorgan Funds Complex and 0.05% of the average daily net assets of the money market funds in the JPMorgan Funds Complex over $100 billion. For purposes of this paragraph, the “JPMorgan Funds Complex” includes most of the open-end investment companies in the JPMorgan Funds Complex including the series of the former One Group Mutual Funds.

          With respect to the JPMorgan Investor Funds, in consideration of the services provided by JPMFM pursuant to the Administration Agreement, JPMFM will receive from each Fund a pro rata portion of a fee computed daily and paid monthly at an annual rate of 0.10% of the first $500 million of average daily net assets of all the JPMorgan Investor Funds in the JPMorgan Funds Complex, 0.075% of the JPMorgan Investor Funds’ average daily net assets between $500 million and $1 billion and 0.05% of the JPMorgan Investor Funds’ average daily net assets in excess of $1 billion.

          JPMFM does not charge a fee for providing administrative services to the JPMorgan SmartRetirement Funds under the SmartRetirement Administration Agreement, but does receive fees for its services to the underlying funds.

For details of the administration and administrative services fees paid or accrued, see “Administration Fees” in Part I of this SAI.

DISTRIBUTOR

          Since February 19, 2005, JPMDS has served as the distributor for all the Trusts and holds itself available to receive purchase orders for each of the Fund’s shares. In that capacity, JPMDS has been granted the right, as agent of each Trust, to solicit and accept orders for the purchase of shares of each of the Funds in accordance with the terms of the Distribution Agreement between each Trust and JPMDS. JPMDS began serving as JPMT II’s distributor pursuant to a Distribution Agreement dated as of April 1, 2002. JPMDS is an affiliate of JPMIM, JPMorgan Investment Advisors and JPMorgan Chase Bank and is a direct, wholly-owned subsidiary of JPMorgan Chase. The principal offices of JPMDS are located at 1111 Polaris Parkway, Suite 2-J, Columbus, OH 43240.

          Unless otherwise terminated, the Distribution Agreement with JPMDS will continue in effect for annual periods beyond October 31 of each year, and will continue thereafter for successive one-year terms if approved at least annually by: (a) the vote of a majority of those members of the Board

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of Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting for the purpose of voting on such approval and (b) the vote of the Board of Trustees or the vote of a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be terminated without penalty on not less than 60 days’ prior written notice, by the Board of Trustees, by vote of majority of the outstanding voting securities of the Fund or by JPMDS. The termination of the Distribution Agreement with respect to one Fund will not result in the termination of the Distribution Agreement with respect to any other Fund. The Distribution Agreement may also be terminated in the event of its assignment, as defined in the 1940 Act. JPMDS is a broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc.

For details of the compensation paid to the principal underwriter, JPMDS, see “DISTRIBUTOR - Compensation paid to JPMDS” in Part I of this SAI.

DISTRIBUTION PLAN

          Certain Funds have adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) on behalf of the Class A Shares, Class B Shares, Class C Shares, Class M Shares, Cash Management Shares, Morgan Shares, Reserve Shares, Service Shares and E*TRADE Class Shares of the applicable Funds, which provides that each of such classes shall pay for distribution services a distribution fee (the “Distribution Fee”) to JPMDS, at annual rates not to exceed the amounts set forth in each applicable Fund’s prospectus.

          JPMDS may use the Rule 12b-1 fees payable under the Distribution Plan to finance any activity that is primarily intended to result in the sale of Shares, including, but not limited to, (i) the development, formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, magazine, newspaper, electronic and media advertising; (ii) the preparation, printing and distribution of prospectuses, statements of additional information and reports and any supplements thereto (other than prospectuses, statements of additional information and reports and any supplements thereto used for regulatory purposes or distributed to existing shareholders of each Fund); (iii) the preparation, printing and distribution of sales and promotional materials and sales literature which is provided to various entities and individuals, including brokers, dealers, financial institutions, financial intermediaries, shareholders, and prospective investors in each Fund; (iv) expenditures for sales or distribution support services, including meetings with and assistance to brokers, dealers, financial institutions, and financial intermediaries and in-house telemarketing support services and expenses; (v) preparation of information, analyses, surveys, and opinions with respect to marketing and promotional activities, including those based on meetings with and feedback from JPMDS’s sales force and others including potential investors, shareholders and financial intermediaries; (vi) commissions, incentive compensation, finder’s fees, or other compensation paid to, and expenses of employees of JPMDS, brokers, dealers, and other financial institutions and financial intermediaries that are attributable to any distribution and/or sales support activities, including interest expenses and other costs associated with financing of such commissions, incentive compensation, other compensation, fees, and expenses; (vii) travel, promotional materials, equipment, printing, delivery and mailing costs, overhead and other office expenses of JPMDS and its sales force attributable to any distribution and/or sales support activities, including meetings with brokers, dealers, financial institutions and financial intermediaries in order to provide them with information regarding the Funds and their investment process and management; (viii) the costs of administering the Distribution Plan; (ix) expenses of organizing and conducting sales seminars; and (x) any other costs and expenses relating to any distribution and/or sales support activities. Activities intended to promote one class of shares of a Fund may also benefit the Fund’s other shares and other Funds. Anticipated benefits to the Funds that may result from the adoption of the Distribution Plan are economic advantages achieved through economies of scale and enhanced viability if the Funds accumulate a critical mass.

          Class A, Class B and Class C Shares. Class A Shares of the Funds pay a Distribution Fee of 0.25% of average daily net assets and Class B and Class C shares of the Funds pay a Distribution Fee of 0.75%. of average daily net assets. JPMDS currently expects to pay sales commissions to a dealer at the time of sale of Class B and Class C Shares of the Funds of up to 4.00% (2.75% for Class B Shares of the

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Short Duration Bond Fund, Short Term Municipal Bond Fund, Ultra Short Duration Bond Fund and Treasury & Agency Fund) and 1.00% respectively of the purchase price of the shares sold by such dealer. JPMDS will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because JPMDS will receive a maximum Distribution Fee of 0.75% of average daily net assets with respect to Class B and Class C Shares of the Funds, it will take JPMDS several years to recoup the sales commissions paid to dealers and other sales expenses. Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average daily net asset value of the Class A Shares or 0.75% annualized of the average daily net asset value of the Class B and Class C Shares maintained in a Fund by such broker-dealers’ customers. Such payments on Class A Shares will be paid to broker-dealers immediately. Such payments on Class B and Class C Shares will be paid to broker-dealers beginning in the 13th month following the purchase of such shares.

          Class M Shares. Strategic Income Fund Class M Shares pay a Distribution Fee of up to 0.50% of average daily net assets, and Short Term Bond Fund II Class M Shares pay a Distribution Fee of up to 0.35% of average daily net assets. JPMDS currently expects to pay sales commissions to a dealer at the time of sale of Class M Shares of the Funds of up to 3.00% of the purchase price of the shares sold by such dealer. JPMDS will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.50% annualized of the average daily net asset value of Class M Shares maintained in the Strategic Income Fund by such broker-dealers’ customers. For the Short Term Bond Fund II, such trail or maintenance commissions are in an amount not to exceed 0.30% annualized of the average daily net asset value of the Class M Shares maintained by such broker-dealers’ customers up to $1 billion and 0.35% of the daily net asset value excess of $1 billion.

          Money Market Funds. Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.75% annualized of the average daily net asset value of Class B Shares or Class C Shares maintained in a Fund by such broker-dealers’ customers. With respect to Cash Management Shares, broker-dealers will be compensated with trail or maintenance commissions of 0.50% annualized of the average daily net asset value. With respect to Reserve Shares, broker-dealers will be compensated with trail or maintenance commissions of 0.25% annualized of the average daily net asset value. For Class B, Class C and Morgan Shares, trail or maintenance commissions will be paid to broker-dealers beginning in the 13th month following the purchase of such shares. Since the distribution fees are not directly tied to expenses, the amount of distribution fees paid by a class of a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. JPMDS will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because JPMDS will receive 0.75% on Class B and C Shares, 0.50% on Cash Management Shares, 0.10% on Morgan Shares (except for Morgan Shares of the Prime Money Market Fund), 0.25% on Reserve Shares and 0.60% on E*TRADE Class and Service Shares of average daily net assets, the fee will take JPMDS several years to recoup the sales commissions paid to dealers and other sales expenses. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as being of the “compensation variety” (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses).

          The Institutional Class Shares, Select Class Shares, Class R Shares, Ultra Shares, Premier Shares, Capital Shares and Agency Shares of the Funds have no Distribution Plan.

          No class of shares of a Fund will make payments or be liable for any distribution expenses incurred by other classes of shares of any Fund.

          Since the Distribution Fee is not directly tied to expenses, the amount of Distribution Fees paid by a class of a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as being of the “compensation variety” (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses). With respect to Class B and Class C Shares of the Funds, because of the 0.75% annual limitation on the compensation paid to JPMDS during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B or Class C Shares in any one year will be accrued and paid by a Fund to JPMDS in fiscal years subsequent thereto.

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However, the shares are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.

          The Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trusts and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such plan (“Qualified Trustees”).

          The Distribution Plan may be terminated, with respect to any class of a Fund, at any time by a vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting shares of the class of such Fund to which it applies (as defined in the 1940 Act and the rules thereunder). The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of the affected shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place. The Board of Trustees will review at least on a quarterly basis written reports of the amounts expended under the Distribution Plan indicating the purposes for which such expenditures were made. The selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office.

          The Distribution Plan, which was approved by the Board of Trustees on August 19, 2004, represents the combination, amendment and restatement of the existing distribution plans adopted under Rule 12b-1 under the 1940 Act by JPMMFG, JPMMFS and each Predecessor Trust with respect to the classes of Shares specified above.

          Prior to February 19, 2005, the JPMT II Funds had adopted a Predecessor Distribution and Shareholder Services Plan with respect to Class A and the former Service Class (which were subsequently discontinued) shares and a Predecessor Distribution and Shareholder Services Plan with respect to Class B shares and Class C shares (collectively, the “Predecessor Plans”). These Predecessor Plans were terminated effective February 19, 2005. During the fiscal year ended June 30, 2005, payments made for distribution and shareholder services under Rule 12b-1 up until February 18, 2005 were made under these Predecessor Plans.

For details of the Distribution fees that the Funds paid to or that were accrued by J.P. Morgan Fund Distributors, Inc., see “DISTRIBUTOR – Distribution Fees” in Part I of this SAI.

SECURITIES LENDING AGENT

          To generate additional income, certain Funds may lend up to 33 1/3% of their assets pursuant to agreements (“borrower agreements”) requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or its instrumentalities (“U.S. government securities”). JPMorgan Chase Bank, an affiliate of the Funds, serves as lending agent pursuant to a securities lending agreement approved by the Board of Trustees (the “Securities Lending Agreement”).

          Under the Securities Lending Agreement, JPMorgan Chase Bank acting as agent for the Funds, loans securities to approved borrowers pursuant to approved Borrower Agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Funds retain the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the lending agent on behalf of the Funds. The net income earned on the securities lending (after payment of rebates and the lending agent’s fee) is included in the Statement of Operations as income from securities lending (net in the Fund’s financial statements).

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Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments (in the Fund’s financial statements).

          Under the Securities Lending Agreement, JPMorgan Chase Bank is entitled to a fee equal to (i) 0.06% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of U.S. securities outstanding during a given month; and (ii) 0.1142% calculated on an annualized basis and accrued daily, based upon the value of collateral received from borrowers for each loan of non-U.S. securities outstanding during a given month. JPMorgan Chase Bank has voluntarily reduced its fees to (i) 0.05% for each loan of U.S. securities and (ii) 0.10% for each loan of the non-U.S. securities, respectively. The purpose of these fees is to cover the custodial, administrative and related costs of securities lending including securities movement, settlement of trades involving cash received as collateral, custody of collateral and marking to market loans.

CUSTODIAN

          Pursuant to the Global Custody and Fund Accounting Agreement with JPMorgan Chase Bank, 3 Chase MetroTech Center, Brooklyn, NY 11245, dated February 19, 2005 (the “JPMorgan Custody Agreement”) JPMorgan Chase Bank serves as the custodian and fund accounting agent for each of the Funds, other than the JPMorgan SmartRetirement Funds and the Highbridge Statistical Market Neutral Fund. Pursuant to the JPMorgan Custody Agreement, JPMorgan Chase Bank is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. JPMorgan Chase Bank is an affiliate of JPMIM.

          With respect to the JPMorgan SmartRetirement Funds, pursuant to the Global Custody and Fund Accounting Agreement between JPMFM, JPMT I on behalf of the JPMorgan SmartRetirement Funds, and JPMorgan Chase Bank, 3 Chase MetroTech Center, Brooklyn, NY 11245, effective May 5, 2006 (the “SmartRetirement Custody Agreement”), JPMorgan Chase Bank serves as the custodian and funds accounting agent for the JPMorgan SmartRetirement Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. The fees and expenses under the SmartRetirement Custody Agreement for custody and fund accounting are paid by JPMFM.

          Pursuant to the Custody Agreement with Custodial Trust Company (“CTC”), 101 Carnegie Center, Princeton, NJ 08540, dated November 21,2005, CTC serves as the Highbridge Statistical Market Neutral Fund’s custodian and is responsible for holding portfolio securities and cash.

          Pursuant to the Fund Accounting Services Agreement with JPMIS, 73 Tremont St., Boston, MA 02108, dated November 30, 2005, JPMIS serves as the Highbridge Statistical Market Neutral Fund’s accounting agent and is responsible for maintaining the books of account and records of portfolio transactions. JPMIS is an affiliate of JPMIM.

CUSTODY FEES AND EXPENSES

          For custodian services, each Fund (other than the JPMorgan SmartRetirement Funds and the Highibridge Statistical Market Neutral Fund) pays to JPMorgan Chase Bank safekeeping fees of between 0.001% and 0.60% of assets held by JPMorgan Chase Bank (depending on the foreign domicile in which the asset is held), calculated monthly in arrears and fees between $7.00 and $150 for securities trades (depending on the foreign domicile in which the trade is settled). JPMorgan Chase Bank is also reimbursed for its reasonable out-of-pocket or incidental expenses, including, but not limited to, legal fees.

          For custodian services for the JPMorgan SmartRetirement Funds, JPMFM pays to JPMorgan Chase Bank a fee of between 0.0001% and 0.60% of assets held by JPMorgan Chase Bank (depending on the foreign domicile in which the asset is held to the extent JPMorgan SmartRetirement Funds subsequently invest in foreign securities) calculated monthly in arrears. JPMFM also pays JPMorgan Chase Bank fees between $7.00 and $150 for securities trades (depending on the foreign domicile in which the trade is settled to the extent JPMorgan SmartRetirement Fund subsequently invest in foreign securities). JPMFM shall also pays JPMorgan Chase Bank’s ordinary, reasonable out-of-pocked or incidental expenses other

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than legal fees and tax or related fees incidental to processing by governmental authorities, issuers or their agents.

          For custodian services, the Highbridge Statistical Market Neutral Fund pays to CTC the higher of (a) a fee calculated at an annual rate of 0.04% of the first $50 million of the Fund’s average daily net assets, 0.02% of the next $150 million of the Fund’s average daily net assets, 0.01% of the next $800 million of the Fund’s average daily net assets and 0.005% of the Fund’s average daily net assets over $1 billion, or (b) the applicable per account minimum charge, $5,000. CTC is also reimbursed for its reasonable out-of-pocket or incidental expenses.

          With respect to fund accounting services, the following schedule shall be employed in the calculation of the fees payable for the services provided under the JPMorgan Custody Agreement, the SmartRetirement Custody Agreement and the Fund Accounting Services Agreement for the Highbridge Statistical Market Neutral Fund. For purposes of determining the asset levels at which a Tier applies, assets for that fund type across the entire JPMorgan Funds Complex (which shall be defined to include any 1940 Act fund, commingled funds or Rule 3c-7 fund which is advised or subadvised by an entity which is a subsidiary of JPMorgan & Co.) shall be used.

Money Market Funds:

Tier One	First $5 BN	0.75 Bps
Tier Two	Next $5 BN	0.60 Bps
Tier Three	Next $25 BN	0.30 Bps
Tier Four	Over $35 BN	0.10 Bps

U.S. Fixed Income Funds:

Tier One	First $10 BN	0.90 Bps
Tier Two	Next $10 BN	0.50 Bps
Tier Three	Next $10 BN	0.35 Bps
Tier Four	Over $30 BN	0.20 Bps

U.S. Equity Funds:

Tier One	First $10 BN	0.85 Bps
Tier Two	Next $10 BN	0.50 Bps
Tier Three	Next $10 BN	0.35 Bps
Tier Four	Over $30 BN	0.25 Bps

International Funds:

Tier One	First $10 BN	2.00 Bps
Tier Two	Over $10 BN	1.75 Bps

Emerging Markets Funds:

Tier One	First $10 BN	3.00 Bps
Tier Two	Over $10 BN	2.00 Bps

Other Fees:

Minimums:

U.S. Equity Funds	$20,000
U.S. Fixed Income Funds	$20,000
Money Markets Funds	$10,000
International Funds	$25,000
Emerging Markets Funds	$40,000
Additional Share Classes	$2,000
Multi-Managed Funds (per manager)	$6,000

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TRANSFER AGENT

          Boston Financial Data Services, Inc. (“BFDS” or “Transfer Agent”), 2 Heritage Drive, North Quincy, MA 02171, serves as each Fund’s transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, BFDS is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

SHAREHOLDER SERVICING

          The Trusts, on behalf of the Funds have entered into a shareholder servicing agreement, effective February 19, 2005, with JPMDS (“Shareholder Servicing Agreement”). The Shareholder Servicing Agreement for Institutional Class Shares of JPMT II became effective on August 12, 2004. Under the Shareholder Servicing Agreement, JPMDS will provide, or cause its agents to provide, any combination of the (i) personal shareholder liaison services and shareholder account information services (“Shareholder Services”) described below and/or (ii) other related services (“Other Related Services”) as also described below.

          “Shareholder Services” include (a) answering shareholder inquiries (through electronic and other means) regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to the Funds; (b) providing shareholders with information through electronic means; (c) assisting shareholders in completing application forms, designating and changing dividend options, account designations and addresses; (d) arranging for or assisting shareholders with respect to the wiring of the funds to and from shareholder accounts in connection with shareholder orders to purchase, redeem or exchange shares; (e) verifying shareholder requests for changes to account information; (f) handling correspondence from shareholders about their accounts; (g) assisting in establishing and maintaining shareholder accounts with the Trusts; and (h) providing other shareholder services as the Trusts or a shareholder may reasonably request, to the extent permitted by applicable law.

          “Other Related Services” include (a) aggregating and processing purchase and redemption orders for shares; (b) providing shareholders with account statements showing their purchases, sales, and positions in the applicable Fund; (c) processing dividend payments for the applicable Fund; (d) providing sub-accounting services to the Trusts for shares held for the benefit of shareholders; (e) forwarding communications from the Trusts to shareholders, including proxy statements and proxy solicitation materials, shareholder reports, dividend and tax notices, and updated Prospectuses and SAIs; (f) receiving, tabulating and transmitting proxies executed by shareholders; (g) facilitating the transmission and receipt of funds in connection with shareholder orders to purchase, redeem or exchange shares; (h) developing and maintaining Trust’s website; (i) developing and maintaining facilities to enable transmission of share transactions by electronic and non-electronic means; (j) providing support and related services to Financial Intermediaries in order to facilitate their processing of orders and communications with shareholders; (k) providing transmission and other functionalities for shares included in investment, retirement, asset allocation, cash management or sweep programs or similar programs or services; and (l) developing and maintaining check writing functionality.

For details of fees paid by the Funds to JPMDS for Shareholder Services and Other Related Services under the Shareholder Servicing Agreement, see “Shareholder Services Fees” in Part I of this SAI.

          To the extent it is not otherwise required by its contractual agreement to limit a Fund’s expenses as described in the Prospectuses for the Funds, JPMDS may voluntarily agree from time to time to waive a portion of the fees payable to it under the Shareholder Servicing Agreement with respect to each Fund on a month-to-month basis.

          JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of such fees received from the Funds to such entities for performing Shareholder

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Services and/or Other Related Services, as described above, for shareholders. Such Financial Intermediaries may include, without limitation, any person who is an affiliate of JPMDS.

          The Shareholder Servicing Agreement, unless sooner terminated, will continue until October 31, 2006. Thereafter, if not terminated, the Shareholder Servicing Agreement will continue automatically for successive one year terms, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Board of Trustees of the Trusts who are not parties to the Shareholder Servicing Agreement or interested persons (as defined in the 1940 Act) of any such party. The Shareholder Servicing Agreement may be terminated without penalty, on not less than 60 days’ prior written notice, by the Board of Trustees of the Trusts or by JPMDS. The Shareholder Servicing Agreement will also terminate automatically in the event of its assignment.

For details of fees paid or accrued to JPMDS, see “Shareholding Servicing Agent Fees” in Part I of this SAI.

          Financial Intermediaries may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Each Financial Intermediary may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain Financial Intermediaries may (although they are not required by the Trusts to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as Financial Intermediaries.

          For shareholders that bank with JPMorgan Chase Bank, JPMDS may aggregate investments in the Funds with balances held in JPMorgan Chase Bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. JPMorgan Chase Bank and certain broker-dealers and other Financial Intermediaries may, at their own expense, provide gifts such as computer software packages, guides and books related to investments or additional Fund shares valued up to $250 to their customers that invest in the JPMorgan Funds.

          JPMDS or its affiliates may from time to time, at its or their own expense, out of compensation retained by them from the Funds or from other sources available to them, make additional payments to certain selected dealers or other Financial Intermediaries for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to an additional 0.10% annually of the average net assets of the Funds attributable to shares of the Funds held by the customer of such Financial Intermediaries. Such compensation does not represent an additional expense to the Funds or to their shareholders, since it will be paid by JPMDS.

          JPMDS, the Funds and their affiliates, agents and subagents may share certain information about shareholders and their accounts, as permitted by law and as described in the JPMorgan Funds Privacy Policy provided with your Prospectus, and also available on the JPMorgan Funds website at www.jpmorganfunds.com.

EXPENSES

          Except for the JPMorgan SmartRetirement Funds, the Funds pay the expenses incurred in their operations, including their pro-rata share of expenses of the Trusts. These expenses include: investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds’ custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, legal counsel and any transfer agent, registrar or dividend disbursing agent of the Trusts; insurance premiums; and expenses of calculating the NAV of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are all allocated to specific classes of the Funds. In addition, the

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Funds may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

          With respect to the JPMorgan SmartRetirement Funds, the Administrator pays many of the ordinary expenses incurred by the Funds in their operations including organization costs, taxes, ordinary fees and expenses for legal and auditing services, fees and expenses of pricing services, the expenses of preparing (including typesetting), printing and mailing reports, prospectuses, statements of additional information, proxy solicitation material and notices to existing shareholders, all expenses incurred in connection with issuing and redeeming shares, the cost of custodial and fund accounting services, and the cost of initial and ongoing registration of the shares under Federal and state securities laws. The Funds pay the following fees and expenses, including their pro-rata share of the following fees and expenses of the Trust: (1) transfer agency, (2) shareholder servicing, (3) distribution fees, (4) brokerage costs, (5) all fees and expenses of Trustees, (6) the portion of the compensation of the Trust’s Chief Compliance Officer (CCO) attributable to the Funds on the basis of relative net assets, (7) costs of the Trust’s CCO Program, (8) insurance, including fidelity bond and D&O insurance, (9) interest, (10) litigation and (11) other extraordinary or nonrecurring expenses. Shareholder servicing and distribution fees are allocated to specific classes of the Funds. Service providers to the Funds may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

          JPMIM, JPMIA, SC-R&M, JPMFM and JPMDS have agreed that they will waive fees or reimburse the Funds as described in the Prospectuses.

FINANCIAL INTERMEDIARIES

          The services provided by Financial Intermediaries may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Funds, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client’s account balance and integrating these statements with those of other transactions and balances in the client’s other accounts serviced by the Financial Intermediary, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as JPMDS or clients of the Financial Intermediary may reasonably request and agree upon with the Financial Intermediary.

          Financial Intermediaries may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Financial Intermediaries, but in all cases will be retained by the Financial Intermediary and will not be remitted to a Fund or JPMDS.

          Each Fund has authorized one or more Financial Intermediaries to accept purchase and redemption orders on its behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. A Fund will be deemed to have received a purchase or redemption order when a Financial Intermediary or, if applicable, that Financial Intermediary’s authorized designee, accepts the order. These orders will be priced at the Fund’s NAV next calculated after they are so accepted.

          The Funds may also enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking, sub-transfer agency and/or omnibus accounting. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees and shareholder servicing fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor and shareholder servicing agent, respectively. From time to time, JPMDS or its affiliates may pay a portion of the fees

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for networking, sub-transfer agency and/or omnibus accounting at its or their own expense and out of its or their legitimate profits.

CASH COMPENSATION TO FINANCIAL INTERMEDIARIES

          JPMDS, JPMIA and JPMIM may compensate Financial Intermediaries who sell shares of the Funds. Compensation comes from sales charges, 12b-1 fees and payments by JPMDS, JPMIA and JPMIM or their affiliates from their own resources. JPMDS may, on occasion, pay Financial Intermediaries the entire front-end sales charge applicable to Fund shares sold by such Financial Intermediaries.

          Occasionally, JPMDS, JPMIA and JPMIM, at their own expense and out of their legitimate profits, may provide cash incentives (sometimes referred to as “revenue sharing”) to Financial Intermediaries. Additional cash incentives may also be paid by other affiliates of JPMDS and JPMIM from time to time. Those additional cash incentives are payments over and above the sales charges (including 12b-1 fees) and shareholder servicing fees paid by the Funds. These additional cash payments are generally made to Financial Intermediaries that provide shareholder servicing, marketing support, and/or access to sales meetings, sales representatives and Financial Intermediary management representatives. Cash compensation may also be paid to Financial Intermediaries for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to Fund shareholders. JPMIM, JPMIA and JPMDS may also pay cash compensation in the form of finder’s fees that vary depending on the Fund and the dollar amount of shares sold. In addition, JPMDS may on occasion pay Financial Intermediaries the entire front-end sales charge applicable to Fund shares sold by the Financial Intermediary or an additional commission on the sale of Fund shares subject to a contingent deferred sales charge (“CDSC”).

          Revenue sharing payments are usually structured in one of three ways: (i) basis point payments on gross sales; (ii) basis point payments on net assets; and/or (iii) fixed dollar amount payments.

For details of the amounts paid by the Funds’ Adviser and Distributor for all of the Funds pursuant to their revenue sharing arrangements, see “FINANCIAL INTERMEDIARIES – Amounts Paid Pursuant to Revenue Sharing Arrangements” in Part I of this SAI.

          Finders’ Fees. Financial Intermediaries who sell over $1 million of Class A Shares of certain Funds may receive a finder’s fee. JPMDS reserves the right to alter or change the finder’s fee policy at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan.

          JPMIM, JPMIA, JPMDS and their affiliates may also pay non-cash compensation to sales representatives of Financial Intermediaries in the form of: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of Financial Intermediaries.

For details of finders’ fee commissions paid to Financial Intermediaries, see “FINANCIAL INTERMEDIARIES – Finders’ Fee Commissions” in Part I of this SAI.

For details of the finders’ fee amounts paid by the Adviser and Distributor for the Funds’ most recent fiscal year, see “FINANCIAL INTERMEDIARIES – Finders’ Fees Paid by Adviser and Distributor” in Part I of this SAI.

TRUST COUNSEL

          The law firm of Ropes & Gray LLP, One Metro Center, 700 12th Street, N.W., Suite 900, Washington, D.C. 20005-3948, is counsel to the Trusts.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          The independent registered public accounting firm for the Trusts and the Funds is PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Funds and assists in the preparation and/or review of each Fund’s federal and state income tax returns.

PURCHASES, REDEMPTIONS AND EXCHANGES

          The Funds have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Funds may defer acting on a shareholder’s instructions until it has received them in proper form and in accordance with the requirements described in the Prospectuses.

          An investor may buy shares in certain Funds: (i) through a Financial Intermediary; or (ii) through JPMDS by calling JPMorgan Funds Services. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including affiliates of JPMorgan Chase that have entered into an agreement with the Distributor. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the “Bank Account Registration” section of the shareholder’s latest account application or as otherwise properly specified to such Fund in writing. Investors may incur a fee if they effect transactions through a Financial Intermediary.

          The Funds may, at their own option, accept securities in payment for shares. The securities delivered in such a transaction are valued in the same manner as they would be valued for purposes of computing a Fund’s NAV, as described in the section entitled “Net Asset Value”. This is a taxable transaction to the shareholder. Purchases by means of in-kind contributions of securities will only be accepted if a variety of conditions are satisfied, in accordance with polices and procedures approved by the Board of Trustees.

          Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in-kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV of the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash. JPMFMFG has filed an election under 18f-1 under the 1940 Act. The other Trusts have not filed an election under Rule 18f-1. However, the following Funds have previously filed Rule 18f-1 elections: (i) JPMorgan Value Opportunities Fund (formerly, The Growth Fund of Washington, Inc.), (ii) JPMorgan California Tax Free Bond Fund (formerly, J.P. Morgan California Bond Fund), (iii) JPMorgan Tax Aware Enhanced Income Fund, (iv) JPMorgan Tax Aware Disciplined Equity Fund, (v) JPMorgan Tax Aware U.S. Equity Fund, (vi) JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund (as former series of Mutual Fund Select Trust), and (ix) JPMorgan International Equity Fund, JPMorgan Tax Aware Large Cap Value Fund and JPMorgan Tax Aware Large Cap Growth Fund (as former series of Mutual Fund Select Group). These elections carry over and commit these Funds to paying redemptions by a shareholder of record in cash, limited during any 90 day period to the lesser of: (i) $250,000 or (ii) one percent of the net asset value of the Fund at the beginning of such period.

          Each investor may add to or reduce its investment in a Fund on each day that the New York Stock Exchange is open for business. An investor in a Money Market Fund may add to or reduce its investment in a Money Market Fund on each day that the New York Stock Exchange is open for business or when a Money Market Fund elects to remain open when the New York Stock Exchange is closed but the Federal Reserve Bank of New York is open. The investor’s percentage of the aggregate beneficial interests in a Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in a Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor’s investment in a Fund effected on such day and (ii) the denominator of which is the aggregate NAV of a Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in a Fund. The percentage so determined will then be applied to determine the value of the investor’s interest in a Fund as of such time on the following day the New York Stock Exchange is open for trading or, for a Money Market Fund, the following day the Money Market Fund is open.

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          The Money Market Funds reserve the right to waive any investment minimum. With respect to Agency, Capital, Institutional Class and Premier Shares, examples of when, in the Money Market Funds’ discretion, exceptions to the minimum requirements may be made include, but are not limited to, the following: (1) accounts of a parent corporation and its wholly-owned subsidiaries may be aggregated together to meet the minimum requirement; (2) accounts held by an institutional investor in any of the Money Market Funds in JPMT I or JPMT II may be aggregated together to meet the minimum requirement; and (3) an institutional investor may be given a reasonable amount of time to reach the investment minimum for a class. For Agency, Institutional Class and Premier Shares, investors must purchase the Shares directly from the JPMorgan Funds through JPMDS to potentially be eligible. In each case, the investors must inform the JPMorgan Funds (or their Financial Intermediary in the case of Capital Shares) that they have accounts that they may be eligible for an exception to the investment minimum.

          Exchange Privilege. Shareholders may exchange their shares in a Fund for shares of any other JPMorgan Fund as indicated in the Prospectuses that offers such share class. The shareholder will not pay a sales charge for such exchange. The Funds reserve the right to limit the number of exchanges or to refuse an exchange. The Funds may discontinue this exchange privilege at any time.

          Shares of a Fund may only be exchanged into another Fund if the account registrations are identical. All exchanges are subject to meeting any investment minimum or eligibility requirements. With respect to exchanges from any Money Market Fund, shareholders must have acquired their shares in such money market fund by exchange from one of the JPMorgan non-money market funds or the exchange will be done at relative NAV plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the Fund to be acquired are purchased on the redemption date, but such purchase may be delayed by either Fund for up to five business days if a Fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

          Redemptions. In general, shares of a Fund may be exchanged or redeemed at net asset value, less any applicable CDSC. The Trust may suspend the right of redemption or postpone the date of payment for Shares for more than seven days (more than one day for the Liquid Assets Money Market Fund) when:

(a)	trading on the New York Stock Exchange (the “Exchange”) is broadly restricted by the applicable rules and regulations of the SEC;

(b)	the Exchange is closed for other than customary weekend and holiday closing;

(c)	the SEC has by order permitted such suspension; or

(d)	the SEC has declared a market emergency.

          Redemption Fees. In general, shares of a Fund may be exchanged or redeemed at net asset value, less any applicable CDSC. However, shares of the following Funds held for less than 60 days are redeemable (or exchangeable) at a price equal to 98% of the then-current NAV per share, less any applicable CDSC:

JPMorgan Asia Equity Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Emerging Markets Debt Fund

JPMorgan High Yield Bond Fund

JPMorgan International Equity Fund

JPMorgan International Equity Index Fund

JPMorgan International Growth Fund

JPMorgan International Opportunities Fund

JPMorgan International Small Cap Equity Fund

JPMorgan International Value Fund

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JPMorgan Intrepid European Fund

JPMorgan Japan Fund

JPMorgan Micro Cap Fund

          The day after your purchase order is accepted (i.e., trade date plus 1) is considered the first day for purposes of calculating the 60 day holding period.

          Shares acquired in conjunction with a Fund merger, the transfer of substantially all of the assets of a common or collective trust fund, or the substitution of a Fund for an existing investment alternative by an employee benefit plan shall be deemed to be held for 60 days for purposes of calculating the 60 day holding period.

          This 2% discount, referred to in the above listed Funds’ Prospectuses and this SAI as a redemption fee, directly affects the amount a Shareholder who is subject to the discount receives upon redemption or exchange. It is intended to offset the brokerage commissions, capital gains impact and administrative and other costs associated with fluctuations in fund asset levels and cash flow caused by short-term shareholder trading. The fee is not a deferred sales charge, is not a commission paid to the Adviser or its affiliates and does not economically benefit a Fund’s Adviser in any way. The above listed Funds reserve the right to modify the terms of or terminate this fee at any time.

          The redemption fee does not apply to:

1.	Shares acquired through reinvested distributions (dividends and capital gains),

2.	Shares purchased by mutual fund wrap fee programs,

3.	Shares redeemed in connection with death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) within one year of such death or disability,

4.	Shares redeemed as part of a termination of certain employer-sponsored retirement plans,

5.	Redemption of an employer-sponsored retirement plan’s entire share position with the Fund. Partial redemptions will still be subject to a redemption fee,

6.	Involuntary redemptions resulting from a failure to maintain the required minimum balance in an account or involuntary forfeiture of shares by a participant of an employee benefit plan,

7.	Shares redeemed by balance forward qualified retirement plans,

8.	Shares redeemed by a “fund of funds” such as the JPMorgan Investor Funds or JPMorgan SmartRetirement Funds provided the “fund of funds” is registered under the Investment Company Act of 1940,

9.

Shares redeemed on a systematic basis, including shares redeemed as a result of required minimum distributions under certain employer-sponsored retirement plans or IRAs or as part of a rebalancing program,

10.	Shares obtained through operation of the conversion feature applicable to Class B Shares,

11.	Shares redeemed by 529 Plans including shares redeemed as the result of rebalancing or as a result of participant direction, and

12.	Shares redeemed as part of a bona fide asset allocation program.

          Notwithstanding the foregoing, a redemption fee may be charged in the event that the Distributor determines that any redemptions potentially falling into one of the categories listed above are being used as a market timing strategy. A Financial Intermediary may not recognize the same exceptions to the imposition of a redemption fee.

          The redemption fee does not apply when a Fund exercises its right to liquidate accounts falling below the minimum account size or when a Fund redeems shares to collect an applicable subminimum account fee. The redemption fee will not apply to shares obtained through operation of the conversion feature applicable to the Class B shares even if they are redeemed within 60 days of conversion. The Funds

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do not impose a redemption fee if the amount of such fee would be less than $50. Financial Intermediaries may have a lower minimum or no minimum for charging redemption fees.

          Market timers may disrupt portfolio management and harm Fund performance. To the extent that a Fund is unable to effectively identify market timers or a Fund does not seek to identify market times, long-term investors may be adversely affected. The Funds do not authorize market timing and, except for the Funds identified in the Prospectuses, use reasonable efforts to identify market timers and apply any applicable redemption fee. There is no assurance, however, that the Funds will be able to identify and eliminate all market timers. For example, certain accounts include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. The netting effect often makes it more difficult to identify accounts that should be charged a redemption fee and to collect any redemption fees owed to the Funds.

          For purposes of calculating the redemption fee, shares purchased through the reinvestment of dividends or capital gain distributions paid by a Fund (“free shares”) will be treated as redeemed first. After a Shareholder’s free shares have been used up, shares will be redeemed on a first-in, first-out basis.

          Applicability of Excessive Trading Limits and Redemption Fees to Investor Fund and JPMorgan SmartRetirement Fund Transactions. For purposes of the application of the excessive trading limitations and the redemption fees, the JPMorgan Investor Balanced Fund, JPMorgan Investor Conservative Growth Fund, JPMorgan Investor Growth Fund, JPMorgan Investor Growth & Income Fund, JPMorgan SmartRetirement Income Fund, JPMorgan SmartRetirement 2010 Fund, JPMorgan SmartRetirement 2015 Fund, JPMorgan SmartRetirement 2020 Fund, JPMorgan SmartRetirement 2030 Fund and JPMorgan SmartRetirement 2040 Fund will be considered asset allocation programs within the stated exceptions to the excessive trading limits and the redemption fees.

          Additional Information About Class B and Class C Shares. The Distributor pays broker-dealers a commission of 4.00% of the offering price on sales of Class B Shares of the Funds (excluding Class B Shares of the Short Duration Bond Fund, the Short Term Municipal Bond Fund, the Ultra Short Duration Bond Fund and the Treasury & Agency Fund, for which the applicable commission is 2.75%) and a commission of 1.00% of the offering price on sales of Class C Shares other than the Short Duration Bond Fund, the Short Term Municipal Bond Fund, and the Ultra Short Duration Bond Fund). The Distributor keeps the entire amount of any CDSC the investor pays.

          If an investor redeems Class C Shares then uses that money to buy Class C Shares of a JPMorgan Fund within 90 days of that redemption, the second purchase will be free of a CDSC. Also, the 12b-1 aging will include the investor’s prior months’ holdings, so that the Financial Intermediary will receive the trail sooner.

          The CDSC, however, will not be waived if a defined contribution plan redeems all of the shares that it owns on behalf of participants prior to the CDSC Period defined below.

          Growth Advantage Fund. Holders of Class B Shares in the former JPMorgan H&Q IPO & Emerging Company Fund, the predecessor of the Growth Advantage Fund, who received Class B Shares in the Growth Advantage Fund as part of the reorganization of the Growth Advantage Fund and the predecessor fund on March 23, 2001 will generally pay a lower deferred sales charge on the shares received in the reorganization than on shares subsequently purchased. Class B Shares received in the reorganization will have the CDSC set forth in Column 3 below, while shares purchased after the reorganization or acquired in a subsequent purchase will have the CDSC set forth in Column 2 below. The Class B Shares purchased after the reorganization will cease to have a CDSC six years after a purchase (as opposed to five years for Class B Shares acquired in the reorganization). Those shares will convert to Class A Shares nine years after a purchase (as opposed to six years for Class B Shares acquired in the reorganization). In determining the sales charge on Class B Shares received as part of the reorganization, the holding period will refer back to when the Class B Shares of the predecessor fund were purchased, not when the Class B Shares of Growth Advantage Fund were received in the reorganization.

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Contingent Deferred Sales Charge*

Years Held	Shares Received After Reorganization	Shares Received in Reorganization

1	5%	5%
2	4%	4%
3	3%	3%
4	3%	3%
5	2%	1%
6	1%	Convert to Class A shares
7	None	—
8	None	—
9	Convert to Class A shares	—

* Purchasers acquiring Class B Shares of the Growth Advantage Fund after the reorganization between the Fund and the predecessor fund will pay a CDSC as described in Column 2.

          Class B Shares of the Funds (excluding the Money Market Funds) automatically convert to Class A Shares (and thus are then subject to the lower expenses borne by Class A Shares) after the period of time specified in the applicable Prospectuses has elapsed since the date of purchase (the “CDSC Period”), together with the pro rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B Shares attributable to the Class B Shares then converting. The conversion of Class B Shares will be effected at the relative net asset value per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase. If any exchanges of Class B Shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion, the net asset value per share of the Class A Shares may be higher or lower than the net asset value per share of the Class B Shares; as a result, depending on the relative net asset value per share, a shareholder may receive fewer or more Class A Shares than the number of Class B Shares converted.

          Class B Shares of the Money Market Funds automatically convert to Morgan Shares (and thus are then subject to the lower expenses borne by Morgan Shares) after the CDSC Period, together with the pro-rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B Shares attributable to the Class B Shares then converting. The conversion of Class B Shares will be effected at the relative net asset value per share of the two classes. If any exchanges of Class B Shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion, the net asset value per share of the Morgan Shares may be higher or lower than the net asset value per share of the Class B Shares; as a result, depending on the relative net asset value per share, a shareholder may receive fewer or more Morgan Shares than the number of Class B Shares converted.

          A Fund may require medallion signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to a Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A medallion signature guarantee may be obtained from an approved bank, broker, savings and loan association or credit union under Rule 17Ad-15 of the Securities Exchange Act of 1934.

          The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

          Investors may incur a fee if they effect transactions through a Financial Intermediary.

          Systematic Withdrawal Plan. Systematic withdrawals may be made on a monthly, quarterly or annual basis. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

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(i) monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

(ii) quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

          If you withdraw more than the limits stated above in any given systematic withdrawal payment, you will be charged a CDSC for the amount of the withdrawal over the limit for that month or quarter.

          For accounts that allow systematic withdrawals only as a fixed dollar amount per month or quarter, the applicable Class B or Class C CDSC is waived provided that, on the date of the systematic withdrawal, the fixed dollar amount to be withdrawn, when multiplied by 12 in the case of monthly payments or by four in the case of quarterly payments, does not exceed 10% of your then-current balance in the Fund. If on any given systematic withdrawal date that amount would exceed 10%, you will be charged a CDSC on the entire amount of that systematic withdrawal payment. This calculation is repeated on each systematic withdrawal date.

          For accounts that allow systematic withdrawals on a percentage basis, a Class B or Class C CDSC will be charged only on that amount of a systematic payment that exceeds the limits set forth above for that month or quarter.

          Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current net asset value for shares of the applicable class.

          Cut-Off Times for Purchase, Redemption and Exchange Orders. Orders to purchase, exchange or redeem shares accepted by the Funds, or by a Financial Intermediary authorized to accept such orders, by the cut-off times indicated in the Funds’ Prospectuses will be processed at the NAV next calculated after the order is accepted by the Fund or the Financial Intermediary. Under a variety of different types of servicing agreements, Financial Intermediaries that are authorized to accept purchase, exchange and/or redemption orders from investors are permitted to transmit those orders that are accepted by the Financial Intermediary before the cut-off times in the various Prospectuses to the Funds by the cut-off times stated in those agreements, which are generally later than the cut-off times stated in the Prospectuses.

DIVIDENDS AND DISTRIBUTIONS

          Each Fund declares and pays dividends and distributions as described under “Distribution and Tax Matters” in the Prospectuses. Dividends may differ between classes as a result of differences in distribution expenses or other class-specific expenses.

          Dividends and capital gains distributions paid by a Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder’s pre-assigned bank account or are mailed by check in accordance with the customer’s instructions. The Funds reserve the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

          If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder’s address of record, such shareholder’s distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

NET ASSET VALUE

          The NAV of a class of a Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to such class, divided by the number of outstanding shares of such class. The following is a discussion of the procedures used by the Funds in valuing their assets.

          Domestic equity securities listed on a U.S. or Canadian securities exchange shall be valued at the last sale price on the exchange on which the security is principally traded (the “primary exchange”) that is reported before the time when the net assets of the Funds are valued. Securities traded on more than one

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exchange shall be valued at the last sale price on the primary exchange. If there has been no sale on such primary exchange, then at the last sale price on the secondary exchange. If there has been no sale on the primary exchange or the secondary exchange on the valuation date, the security shall be valued at the mean of the latest bid and ask quotations as of the closing of the primary exchange. The value of securities listed on the NASDAQ Stock Market, Inc. shall generally be the NASDAQ Official Closing Price.

          Generally, trading of foreign securities on most foreign markets is completed before the close in trading in U.S. markets. Additionally, trading on foreign markets may also take place on days on which the U.S. markets and the Funds are closed. The Funds have implemented fair value pricing on a daily basis for all equity securities, except for North American, Central American, South American and Caribbean equity securities, held by the Funds. The fair value pricing utilizes the quotations of an independent pricing service, unless the Adviser determines in accordance with procedures adopted by the Trustees, as discussed below that use of another fair valuation methodology is appropriate. To the extent that foreign equity securities are not fair valued utilizing quotations of an independent pricing service, such securities will be valued using the price of the last sale or official close of the primary exchange on which the security is purchased that is reported before the time when the net assets of the Funds are valued. If there has been no sale on the primary exchange on the valuation date, and the average of bid and ask quotations are less than or equal to the last sale price of local shares on the valuation date, the security shall be valued at the last sale price of the local shares. If the average of the bid and ask quotations on the primary exchange is greater than the last sale price of the local shares, the security shall be valued at the average of the closing bid and ask quotations of the foreign listed shares on the primary exchange.

          For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM EST.

          Futures, options and other derivatives are valued on the basis of available market quotations.

          Securities of other open-end investment companies are valued at their respective NAVs.

          Fixed income securities with a remaining maturity of 61 days or more are valued using market quotations available from and supplied daily by third party pricing services or broker/dealers of comparable securities. It is anticipated that such pricing services and broker/dealers will generally provide bid-side quotations. Generally, short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days.

          The Money Market Funds’ portfolio securities are valued by the amortized cost method. The purpose of this method of calculation is to attempt to maintain a constant net asset value per share of each Fund of $1.00. No assurances can be given that this goal can be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If a difference of more than 1/2 of 1% occurs between valuation based on the amortized cost method and valuation based on market value, the Board of Trustees will take steps necessary to reduce such deviation, such as changing a Fund’s dividend policy, shortening the average portfolio maturity, realizing gains or losses, or reducing the number of outstanding Fund shares. Any reduction of outstanding shares will be effected by having each shareholder contribute to a Fund’s capital the necessary shares on a pro rata basis. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his or her investment in the Funds.

          With respect to all Funds, securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the general supervision and responsibility of the Trustees. The Board of Trustees has established a Valuation Committee to assist the Board in its oversight of the valuation of the Funds’ securities. The Funds’ Administrator has established a Fair Valuation Committee (“FVC”) to (1) make fair value determinations in certain pre-determined situations as outlined in the procedures approved by the Board and (2) provide recommendations to the Board’s Valuation Committee in other situations. This FVC includes senior representatives from Funds management as well as the Funds’ investment adviser. Fair value situations

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could include, but are not limited to: (1) a significant event that affects the value of a Fund’s securities (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (2) illiquid securities; (3) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (4) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

DELAWARE TRUSTS

          JPMT I and JPMT II. JPMT I and JPMT II were each formed as Delaware statutory trusts on November 12, 2004 pursuant to separate Declarations of Trust dated November 5, 2004. JPMT I assumed JPMMFS’ registration pursuant to the 1933 Act and the 1940 Act effective after the close of business on February 18, 2005, and JPMT II assumed One Group Mutual Funds’ registration pursuant to the 1933 Act and the 1940 Act effective after the close of business on February 18, 2005.

          Under Delaware law, shareholders of a statutory trust shall have the same limitation of personal liability that is extended to stockholders of private corporations for profit organized under Delaware law, unless otherwise provided in the trust’s governing trust instrument. JPMT I’s and JPMT II’s Declarations of Trust each provides that shareholders of JPMT I and JPMT II shall not be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to JPMT I or JPMT II or any series or class thereof. In addition, the Declarations of Trust each provides that neither JPMT I or JPMT II, nor the Trustees, officers, employees, nor agents thereof shall have any power to bind personally any shareholders nor to call upon any shareholder for payment of any sum of money or assessment other than such as the shareholder may personally agree to pay. Moreover, Declarations of Trust for JPMT I and JPMT II each expressly provide that the shareholders shall have the same limitation of personal liability that is extended to shareholders of a private corporation for profit incorporated in the State of Delaware.

          The Declarations of Trust of JPMT I and JPMT II each provides for the indemnification out of the assets held with respect to a particular series of shares of any shareholder or former shareholder held personally liable solely by reason of a claim or demand relating to the person being or having been a shareholder and not because of the shareholder’s acts or omissions. The Declarations of Trust of JPMT I and JPMT II each also provide that JPMT I and JPMT II, on behalf of the applicable series, may, at its option with prior written notice, assume the defense of any claim made against a shareholder.

          JPMT I’s and JPMT II’s Declarations of Trust each provides that JPMT I and JPMT II will indemnify their respective Trustees and officers against liabilities and expenses incurred in connection with any proceeding in which they may be involved because of their offices with JPMT I or JPMT II, unless, as to liability to JPMT I or JPMT II or the shareholders thereof, the Trustees engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices. In addition, the Declarations of Trust each provides that any Trustee who has been determined to be an “audit committee financial expert” shall not be subject to a greater liability or duty of care because of such determination.

          JPMT I and JPMT II shall continue without limitation of time subject to the provisions in the Declarations of Trust concerning termination by action of the shareholders or by action of the Trustees upon written notice to the shareholders.

          JPMT I is party to an Agreement and Plan of Investment and Transfer of Assets dated January 17, 2006 pursuant to which it has agreed, out of the assets and property of certain Funds, to indemnify and hold harmless JPMorgan Chase Bank, in its corporate capacity and as trustee of certain common trust funds, and each of its directors and officers, for any breach by JPMT I of its representations, warranties, covenants or agreements under such Agreement or any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by JPMT I or its Board of Trustees or officers, related to the transfer of assets from certain common trust funds to the respective Funds and other related transactions.

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MASSACHUSETTS TRUSTS

          JPMMFG and JPMMFIT. JPMMFG and JPMMFIT are each organized as a Massachusetts business trust. Short Term Bond Fund II is a separate and distinct series of JPMMFG, and the Growth Advantage Fund is a separate and distinct series of JPMMFIT. Copies of the Declarations of Trust of each of JPMMFG and JPMMFIT are on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declarations of Trust and By-laws of JPMMFG and JPMMFIT are designed to make JPMMFG and JPMMFIT similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability as described below.

          Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust which is not the case for a corporation. However, JPMMFG’s and JPMMFIT’s Declarations of Trust provide that the shareholders shall not be subject to any personal liability for the acts or obligations of the Funds and that every written agreement, obligation, instrument or undertaking made on behalf of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder.

          No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Funds. The Boards of Trustees intend to conduct the operations of JPMMFG and JPMMFIT in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

          JPMMFG’s and JPMMIT’s Declarations of Trust each provides that JPMMFG and JPMMFIT will each indemnify their respective Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with JPMMFG or JPMMFIT, unless, as to liability to JPMMFG or JPMMFIT or their shareholders, it is finally adjudicated that the Trustees engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of JPMMFG or JPMMFIT. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

          JPMMFG and JPMMFIT shall continue without limitation of time subject to the provisions in the Declarations of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

MARYLAND CORPORATION

          J.P. Morgan Fleming Mutual Fund Group, Inc. JPMFMFG is a diversified open-end management investment company which was organized as a Maryland corporation, on August 19, 1997. Effective April 30, 2003, the name of JPMFMFG was changed from Fleming Mutual Fund Group, Inc. to J.P. Morgan Fleming Mutual Fund Group, Inc.

          The Articles of Incorporation of JPMFMFG provide that a Director shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Articles of Incorporation also provide that JPMFMFG will indemnify its Directors and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with JPMFMFG to the fullest extent permitted by law. However, nothing

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in the Articles of Incorporation shall protect or indemnify a Director against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

DESCRIPTION OF SHARES

          Shares of JPMT I and JPMT II. JPMT I and JPMT II are open-end, management investment companies organized as Delaware statutory trusts. Each Fund represents a separate series of shares of beneficial interest. See “Delaware Trusts.”

          The Declarations of Trust of JPMTI and JPMT II each permits the Trustees to issue an unlimited number of full and fractional shares ($0.0001 par value) of one or more series and classes within any series and to divide or combine the shares of any series or class without materially changing the proportionate beneficial interest of such shares of such series or class in the assets held with respect to that series. Each share represents an equal beneficial interest in the net assets of a Fund with each other share of that Fund. The Trustees of JPMT I and JPMT II may authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, voting powers, rights, duties and privileges as the Trustees may determine, however the Trustees may not classify or change outstanding shares in a manner materially adverse to shareholders of each share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. The rights of redemption and exchange are described in the Prospectuses and elsewhere in this SAI.

          The shareholders of each Fund are entitled to one vote for each dollar of NAV (or a proportionate fractional vote with respect to the remainder of the NAV of shares, if any), on matters on which shares of a Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of JPMT I or JPMT II, respectively. The voting rights of shareholders are not cumulative with respect to the election of Trustees. It is the intention of JPMT I and JPMT II not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declarations of Trust of JPMT I and JPMT II.

          Each share of a series or class represents an equal proportionate interest in the assets in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of JPMTI and JPMT II which are not attributable to a specific series or class are allocated among all of their series in a manner deemed by the Trustees to be fair and equitable. Shares have no pre-emptive or conversion rights, and when issued, are fully paid and non-assessable. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

          The Trustees of JPMT I and JPMT II may, without shareholder approval (unless otherwise required by applicable law): (i) cause JPMT I or JPMT II to merge or consolidate with or into one or more trusts (or series thereof to the extent permitted by law, partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations, or other business entities created by the Trustees to accomplish such merger or consolidation) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act, or is a series thereof, that will succeed to or assume JPMT I or JPMT II’s registration under the 1940 Act and that is formed, organized, or existing under the laws of the United States or of a state, commonwealth, possession or territory of the United States, unless otherwise permitted under the 1940 Act; (ii) cause any one or more series or classes of JPMT I or JPMT II to merge or consolidate with or into any one or more other series or classes of JPMT I or JPMT II, one or more trusts (or series or classes thereof to the extent permitted by law), partnerships, associations, corporations; (iii) cause the shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law; or (iv) cause JPMT I or JPMT II to reorganize as a corporation, limited liability

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company or limited liability partnership under the laws of Delaware or any other state or jurisdiction. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act.

          The Trustees may, without shareholder vote, generally restate, amend or otherwise supplement JPMT I or JPMT II’s governing instruments, including the Declarations of Trust and the By-Laws, without the approval of shareholders, subject to limited exceptions, such as the right to elect Trustees.

          The Trustees, without obtaining any authorization or vote of shareholders, may change the name of any series or class or dissolve or terminate any series or class of shares.

          Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this SAI, JPMT I’s and JPMT II’s Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of JPMT I or JPMT II, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as JPMT I or JPMT II shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

          Each share class of a Fund has exclusive voting rights with respect to matters pertaining to the Fund’s Distribution and Shareholder Services Plans, Distribution Plans or Shareholder Services Plan applicable to those classes.

          Shares of JPMMFG and JPMMFIT. JPMMFG and JPMMFIT are an open-end, management investment company organized as a Massachusetts business trust. The Short Term Bond Fund II represents a separate series of shares of beneficial interest of JPMMFG and the Growth Advantage Fund represents a separate series of shares of beneficial interest of JPMMFIT. See “Massachusetts Trust.”

          The Declarations of Trust of JPMMFG and JPMMFIT permit the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in the Fund (or in the assets of other series, if applicable). Each share represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, holders are entitled to share pro-rata in the net assets of the Fund available for distribution to such shareholders. See “Massachusetts Trusts.” The rights of redemption and exchange are described in the Prospectuses and elsewhere in this SAI.

          The shareholders of the Funds are entitled to one vote for each whole share (with fractional shares entitled to a proportionate fractional vote) on matters on which shares of the Funds shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of JPMMFG and JPMMFIT. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of JPMMFG and JPMMFIT not to hold meetings of shareholders annually. The

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Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declarations of Trust.

          Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of JPMMFG and JPMMFIT which are not attributable to a specific series or class are allocated among all of its series in a manner believed by management of JPMMFG and JPMMFIT to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

          The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed Funds with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by the Funds for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Funds and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.

          Shareholders of the Fund have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the Fund’s shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a NAV of at least $25,000 or at least 1% of JPMMFG’s or JPMMFIT’s outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of the Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

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          For information relating to mandatory redemption of Fund shares or their redemption at the option of JPMMFG and JPMMFIT under certain circumstances, see “Purchases, Redemptions and Exchanges”.

          Shares of JPMFMFG. The Articles of Incorporation of JPMFMFG permit the classes of JPMFMFG to offer 612,500,000 shares of common stock, with $.001 par value per share. Pursuant to JPMFMFG’s Articles of Incorporation, the Board may increase the number of shares that the classes of JPMFMFG are authorized to issue without the approval of the shareholders of each class of JPMFMFG. The Board of Directors has the power to designate and redesignate any authorized but unissued shares of capital stock into one or more classes of shares and separate series within each such class, to fix the number of shares in any such class or series and to classify or reclassify any unissued shares with respect to such class or series.

          Each share of a series in JPMFMFG represents an equal proportionate interest in that series with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the series. Shareholders have no preemptive rights. All consideration received by JPMFMFG for shares of any series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

Under Maryland law, JPMFMFG is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

          Each share in each series of the Fund represents an equal proportionate interest in that series of the Fund with each other share of that series of the Fund. The shares of each series and class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of JPMFMFG which are not attributable to a specific series or class are allocated among all the series and classes in a manner believed by management of JPMFMFG to be fair and equitable. Shares of each series or class generally vote together, except when required by federal securities laws to vote separately on matters that may affect a particular series or class differently, such as approval of a distribution plan.

PORTFOLIO HOLDINGS DISCLOSURE

          As described in the Prospectuses and pursuant to the procedures approved by the Trustees, each business day, a Fund will make available to the public upon request to JPMorgan Funds Services or the JPMorgan Institutional Funds Service Center (1-800-480-4111 or 1-800-766-7722, as applicable) a complete, uncertified schedule of its portfolio holdings as of the prior business day for the Money Market Funds and as of the last day of that prior month for all other Funds.

          The Funds’ publicly available uncertified complete list of portfolio holdings information, as described above, may also be provided regularly pursuant to a standing request, such as on a monthly or quarterly basis, to (i) third party service providers, rating and ranking agencies, financial intermediaries, and affiliated persons of the Funds and (ii) clients of the Fund’s Adviser or its affiliates that invest in the Funds or such clients’ consultants. No compensation or other consideration is received by a Fund or the Fund’s Adviser, or any other person for these disclosures.

For a list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided and the length of the lag between the date of the information and the date it is disclosed, see “PORTFOLIO HOLDINGS DISCLOSURE” in Part I of this SAI.

          In addition, certain service providers to the Funds or the Adviser, Administrator, Shareholder Servicing Agent or Distributor may for legitimate business purposes receive the Funds’ portfolio holdings information earlier than 30 days after month end, such as sub-advisers, rating and ranking agencies, pricing services, proxy voting service providers, accountants, attorneys, custodians, securities lending agents, brokers in connection with Fund transactions and in providing pricing quotations, transfer agents and entities providing contingent deferred sales charge (“CDSC”) financing (released weekly one day after trade date). When a Fund redeems a shareholder in kind, the shareholder generally receives its proportionate share of the Fund’s portfolio holdings and therefore, the shareholder and its agent may receive such information earlier than the time period specified in the Prospectuses. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of

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confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney–client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).

          Disclosure of a Fund’s portfolio securities as an exception to the Funds’ normal business practice requires the business unit proposing such exception to identify a legitimate business purpose for the disclosure and submit the proposal to the Fund’s Treasurer for approval following business and compliance review. Additionally, no compensation or other consideration is received by a Fund or the Fund’s Adviser, or any other person for these disclosures. The Funds’ Trustees will review annually a list of such entities that have received such information, the frequency of such disclosures and the business purpose therefor. These procedures are designed to address conflicts of interest between the Funds’ shareholders on the one hand and the Fund’s Adviser or any affiliated person of the Fund or such entities on the other hand by creating a structured review and approval process which seeks to ensure that disclosure of information about the Fund’s portfolio securities is in the best interests of the Fund’s shareholders. There can be no assurance, however, that a Fund’s policies and procedures with respect to the disclosure of portfolio holdings information will prevent the misuse of such information by individuals or firms in possession of such information.

          Finally, the Funds release information concerning any and all portfolio holdings when required by law. Such releases may include providing information concerning holdings of a specific security to the issuer of such security. In addition to information on portfolio holdings, other fund statistical information may be found on the JPMorgan Funds’ website at www.jpmorganfunds.com.

PROXY VOTING PROCEDURES AND GUIDELINES

          The Board of Trustees has delegated to the Advisers and their affiliated advisers, proxy voting authority with respect to the Funds’ portfolio securities. To ensure that the proxies of portfolio companies are voted in the best interests of the Funds, the Funds’ Board of Trustees has adopted the Adviser’s detailed proxy voting procedures (the “Procedures”) that incorporate guidelines (“Guidelines”) for voting proxies on specific types of issues.

          The Adviser and its affiliated advisers are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America, (3) Asia (ex-Japan) and (4) Japan, respectively.

          Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, the Adviser and its affiliated advisers will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that the Adviser and its affiliated advisers have encountered globally, based on many years of collective investment management experience.

          To oversee and monitor the proxy-voting process, the Adviser has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues. The procedures permit an independent voting service, currently Institutional Shareholder Services, Inc. (“ISS”) in the United States, to perform certain services otherwise carried out or coordinated by the proxy administrator.

          Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both of these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is

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cast. That process is designed to identify actual or potential material conflicts of interest (between the Fund on the one hand, and the Fund’s investment adviser, principal underwriter or an affiliate of any of the foregoing, on the other hand) and ensure that the proxy vote is cast in the best interests of the Fund. When a potential material conflict of interest has been identified, the proxy administrator and a subgroup of proxy committee members (composed of a member from the Investment Department and one or more members from the Legal, Compliance or Risk Management Departments) will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how the Adviser will vote the proxy. In addressing any material conflict, the Adviser may take one or more of the following measures (or other appropriate action): removing or “walling off” from the proxy voting process certain Adviser personnel with knowledge of the conflict, voting in accordance with any applicable Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to ISS, which will vote in accordance with its own recommendation.

          The following summarizes some of the more noteworthy types of proxy voting policies of the non-U.S. Guidelines:

•

Corporate governance procedures differ among the countries. Because of time constraints and local customs, it is not always possible for the Adviser to receive and review all proxy materials in connection with each item submitted for a vote. Many proxy statements are in foreign languages. Proxy materials are generally mailed by the issuer to the sub-custodian which holds the securities for the client in the country where the portfolio company is organized, and there may not be sufficient time for such materials to be transmitted to the Adviser in time for a vote to be cast. In some countries, proxy statements are not mailed at all, and in some locations, the deadline for voting is two to four days after the initial announcement that a vote is to be solicited. JPMIA, JPMIM and SC-R&M also considers the cost of voting in light of the expected benefit of the vote.

•

Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, the Adviser pays particular attention to management’s arguments for promoting the prospective change the Adviser’s sole criterion in determining its voting stance is whether such changes will be to the economic benefit of the beneficial owners of the shares.

•

The Adviser is in favor of a unitary board structure of the type found in the United Kingdom as opposed to tiered board structures. Thus, the Adviser will generally vote to encourage the gradual phasing out of tiered board structures, in favor of unitary boards. However, since tiered boards are still very prevalent in markets outside of the United Kingdom, local market practice will always be taken into account.

•	The Adviser will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

•	The Adviser will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

•

The Adviser will vote in favor of increases in capital which enhance a company’s long-term prospects. The Adviser will also vote in favor of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which may not be legally offered to shareholders in certain jurisdictions). However, the Adviser will vote against increases in capital which would allow the company to adopt “poison pill” takeover defense tactics, or where the increase in authorized capital would dilute shareholder value in the long term.

•

The Adviser will vote in favor of proposals which will enhance a company’s long-term prospects. The Adviser will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense, or where there is a material reduction in shareholder value.

•	The Adviser reviews shareholder rights plans and poison pill proposals on a case-by-case basis; however, the Adviser will generally vote against such proposals and vote for revoking existing plans.

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•

Where social or environmental issues are the subject of a proxy vote, the Adviser will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of its clients.

•

With respect to Asia, for routine proxies (e.g., in respect of voting at the Annual General Meeting of Shareholders) the Adviser’s position is to neither vote in favor or against. For Extraordinary General Meetings of Shareholders, however, where specific issues are put to a shareholder vote, these issues are analyzed by the respective country specialist concerned. A decision is then made based on his or her judgment.

The following summarizes some of the more noteworthy types of proxy voting policies of the U.S. Guidelines:

•

The Adviser considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) implement or renew a dead-hand poison pill; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; or (d) ignore a shareholder proposal that is approved for two consecutive years by a majority of either the shares outstanding or the votes cast.

•

The Adviser votes proposals to classify boards on a case-by-case basis, but will vote in favor of such proposal if the issuer’s governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).

•	The Adviser also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.

•	The Adviser votes against proposals for a super-majority vote to approve a merger.

•

The Adviser considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account the extent of dilution and whether the transaction will result in a change in control.

•

The Adviser votes proposals on a stock option plan based primarily on a detailed, quantitative analysis that takes into account factors such as estimated dilution to shareholders’ equity and dilution to voting power. The Adviser generally considers other management compensation proposals on a case-by-case basis.

•

The Adviser also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social and environmental issue proposals.

          HCM. The Board of Trustees has delegated to HCM proxy voting authority with respect to Highbridge Statistical Market Neutral Fund’s portfolio securities. HCM’s proxy voting policy is as follows (HCM being referred to as the “Firm”):

Introduction/General Principles. The Firm exercises voting authority over Client proxies with one important consideration in mind: to ensure that the Firm votes proxies in the best interests of Clients. The Firm will make copies of these proxy voting policies and procedures available upon request to Clients and, when the Client is a Fund, to the investors in that Fund. The Firm has engaged ISS to review and vote proxies on behalf of the Firm and its Clients. The Firm has instructed its prime brokers and custodians of Firm or Client securities to forward to ISS all proxies received in connection with securities of the Firm or its Clients held by such prime brokers or custodians. Firm personnel who receive a proxy statement will forward it to the Compliance Officer or her designee, who will forward it on to ISS. ISS is responsible for making sure proxies are voted in a timely manner. Any question with respect to voting in such situations should be referred to the Compliance Officer, or her designee. ISS determines how to vote proxies on behalf of the Firm and its Clients pursuant to predetermined guidelines and will post its proposed vote on

Part II - 95

its website. The firm has access to the ISS website and will be able to regularly review a record of the proxies and votes cast.

Voting by the Firm. The Head of Operations, together with the appropriate Portfolio Manager or Trader, may determine to vote a particular proxy in a manner differing from the proposed vote of ISS as displayed on the ISS website. Notice shall be given to the Compliance Officer, or her designee should the Head of Operations, together with the appropriate Portfolio Manager determine to vote a particular proxy in a manner different from the proposed vote of ISS. Neither the Compliance Officer nor the Head of Operations may alter an ISS proposed vote should the Portfolio Manager or the Firm have a material conflict of interest with the Client whose securities are the subject of the vote.

Resolving Conflicts of Interest. A material conflict of interest may arise if the Firm, the Portfolio Manager or a Supervised Person has a substantial business or personal relationship with the company that is the subject of the proxy or a proponent of a proxy proposal and the failure to vote in favor of management or the proponent could harm the Firm’s relationship with such persons. Should a Portfolio Manager or any other Supervised Person have a question as to whether a particular proxy vote would give rise to a material conflict of interest, the Portfolio Manager or Supervised Person should contact the Compliance Officer. The Compliance Officer will consult with the CFO, Head of Operations, Portfolio Managers and the other Firm personnel with knowledge of the potential conflict and determine whether a material conflict exists and resolve the conflict in the best interest of the Client. Material conflicts of interest between the Firm, its personnel and its Clients will be resolved as follows:

1. Where the conflict of interest is a conflict involving the Firm, the firm will abstain from changing the ISS vote determination on the website;

2. Where the conflict of interest is a personal conflict involving the Portfolio Manger, the

Portfolio Manger will abstain from the voting decision, and the HCM Compliance Officer, after consultation with the HCM CFO, will determine whether to vote the proxy or allow ISS to vote the proxy.

Confirming Independence of ISS. The Firm has confirmed that ISS has the experience, capacity and competence to vote proxies. ISS has represented that it will not provide this service in connection with any proxy concerning a company for which it provides substantial services, or it otherwise has a relationship which would preclude it from making recommendations in an impartial manner and in the best interests of the Firm’s Clients. The Firm has no affiliation or material business, professional or other relationship with ISS. ISS has also undertaken to inform the Compliance Officer, or her designee, or any relationship it has or may have in the future with any company for which ISS proposes to provide proxy voting recommendations (including any compensation received or to be received from such company).

Recordkeeping. The Firm must retain copies of (i) its proxy voting policies and procedures and all amendments thereto; (ii) a list of the proxy statements received and forwarded to ISS regarding Client securities; (iii) records of votes cast by ISS and the Firm on behalf of Clients; (iv) records of Client requests for proxy voting information; (vii) any records relating to the qualifications of ISS and how it addresses material conflicts of interest; and (vii) records relating to how the Firm addressed material conflicts of interest. The information should be retained by the HCM’s Head of Operations and copies should be sent to the HCM’s Compliance Officer, or her designee.

          In accordance with regulations of the SEC, the Funds’ proxy voting records for the most recent 12-month period ended June 30 are on file with the SEC and are available on the JPMorgan Funds’ website at www.jpmorganfunds.com and are on the SEC’s website at www.sec.gov.

ADDITIONAL INFORMATION

          A Trust is not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) a Trust is required to hold a Shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a

Part II - 96

result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of a Trust at a meeting duly called for the purpose, which meeting shall be called and held in accordance with the bylaws of the applicable Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

          As used in a Trust’s Prospectuses and in this SAI, “assets belonging to a Fund” means the consideration received by a Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of a Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by a Trust’s Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of a Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of a Trust to particular Funds will be determined by the Board of Trustees of a Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of a Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

          As used in this SAI and the Prospectuses, the term “majority of the outstanding voting securities” means the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities, whichever is less.

          Telephone calls to the Funds, the Funds’ service providers or a Financial Intermediary as Financial Intermediary may be tape-recorded. With respect to the securities offered hereby, this SAI and the Prospectuses do not contain all the information included in the Registration Statements of the Trusts filed with the SEC under the 1933 Act and the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

          Statements contained in this SAI and the Prospectuses concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statements of the Trusts. Each such statement is qualified in all respects by such reference.

          No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectuses and this SAI, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trusts, the Funds or JPMDS. The Prospectuses and this SAI do not constitute an offer by any Fund or by JPMDS to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds or JPMDS to make such offer in such jurisdictions.

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PART C: OTHER INFORMATION

Item 23. Exhibits

(a)(1)              Certificate of trust dated November 12, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 18, 2005 (Accession Number 0001047469-05-004230).

(a)(2)              Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 18, 2005 (Accession Number 0001047469-05-004230).

(a)(3)              Amendment No. 1 dated February 15, 2005 to the Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 18, 2005 (Accession Number 0001047469-05-004230).

(a)(4)              Amended Schedule B, dated November 16, 2006, to the Declaration of Trust dated November 5, 2004. Filed herewith.

(b)                  By-Laws dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 18, 2005 (Accession Number 0001047469-05-004230).

(c)                  Instrument defining rights of shareholders. Incorporated by reference to Exhibits (a) and (b).

(d)(1)              Amended and Restated Investment Advisory Agreement between the Trust and J.P. Morgan Investment Management Inc. (amended as of August 10, 2006). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(d)(2)             Form of Amended Schedule A to the Advisory Agreement (amended as of November 16, 2006). Filed herewith.

(d)(3)             Investment Sub-Advisory Agreement for the JPMorgan Highbridge Statistical Market Neutral Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 18, 2005 (Accession Number 0001047469-05-027197).

(d)(4)               Form of Investment Sub-Advisory Agreement for the JPMorgan China Region Fund and the JPMorgan India Fund. Filed herewith.

(d)(5)              Investment Sub-Advisory Agreement for the JPMorgan Asia Equity Fund. Filed herewith.

(e)(1)              Distribution Agreement, dated February 19, 2005, between the Trust and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-12430).

(e)(2)              Amendment to the Distribution Agreement, including Schedule A, dated May 1, 2005. Incorporated herein by reference to the Registrant’s registration statement as filed on August 11, 2006 (Accession Number 0001145443-06-002612).

(e)(3)              Form of Amended Schedule B to the Distribution Agreement, amended as of November 16, 2006. Filed herewith.

(e)(4)              Form of Amended Schedule C to the Distribution Agreement, amended as of November 16, 2006. Filed herewith.

(e)(5)              Form of Amended Schedule D to the Distribution Agreement, amended as of November 16, 2006. Filed herewith.

(e)(6)              Amended Schedule E to the Distribution Agreement, amended as of May 18, 2006. Incorporated herein by reference to the Registrant’s registration statement as filed on August 11, 2006 (Accession Number 0001145443-06-002612).

(e)(7)              Form of Amended Schedule F to the Distribution Agreement, amended as of November 16, 2006. Filed herewith.

(f)                   Not applicable.

(g)(1)             Global Custody and Fund Accounting Agreement, dated February 19, 2005, between JPMorgan Chase Bank, N.A. and the entities named on Annex A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-12430).

(g)(2)             Amendment to Global Custody and Fund Accounting Agreement, including Schedule A, dated May 1, 2006. Incorporated herein by reference to the Registrant’s registration statement as filed on August 11, 2006 (Accession Number 0001145443-06-002612).

(g)(3)             Form of Amended Schedule A to the Global Custody & Fund Accounting Agreement (amended as of November 16, 2006). Filed herewith.

(g)(4)             Custody Agreement for the JPMorgan Highbridge Statistical Market Neutral Fund Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 18, 2005 (Accession Number 00010477469-05-027197).

(g)(5)             Fund Accounting Services Agreement for the JPMorgan Highbridge Statistical Market Neutral Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 18, 2005 (Accession Number 00010477469-05-027197).

(g)(6)             Global Custody and Fund Accounting Agreement, dated May 3, 2006, between JPMorgan Trust I on behalf of each of the JPMorgan SmartRetirement Funds, JPMorgan Funds Management, Inc., and JPMorgan Chase Bank, NA. Incorporated herein by reference to the Registrant’s registration statement as filed on August 11, 2006 (Accession Number 0001145443-06-002612).

(h)(1)(a)         Administration Agreement, dated February 19, 2005 between the Trust and JPMorgan Funds Management, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-12430).

(h)(1)(b)         Amendment, including amended Schedule A, dated May 1, 2006, to the Administration Agreement. Incorporated herein by reference to the Registrant’s registration statement as filed on August 11, 2006 (Accession Number 0001145443-06-002612).

(h)(1)(c)         Form of Amended Schedule B to the Administration Agreement (amended as of November 16, 2006). Filed herewith.

(h)(1)(d)         Administration Agreement for JPMorgan SmartRetirement Funds, effective May 5, 2006, between the Trust and JPMorgan Funds Management, Inc. Incorporated herein by reference to the Registrant’s registration statement as filed on August 11, 2006 (Accession Number 0001145443-06-002612).

(h)(2)(a)         Transfer Agency Agreement between the Trust and Boston Financial Data Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-12430).

(h)(2)(b)         Form of Appendix A to the Transfer Agency Agreement (amended as of November 16, 2006). Filed herewith.

(h)(3)(a)         Shareholder Servicing Agreement, dated February 19, 2005, between the Trust and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-12430).

(h)(3)(b)         Form of Amended Schedule B to the Shareholder Servicing Agreement (amended as of November 16, 2006). Filed herewith.

(h)(4)             Securities Lending Agreement, Amended and Restated as of August 11, 2005, between the Registrant and JPMorgan Chase Bank. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 15 to the Registration Statement on September 29, 2005 (Accession Number 0001047469-05-023624).

(h)(5)(a)         Form of Fee Waiver Agreement. Incorporated by reference to Pre-effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A as filed with the Commission on February 27, 2003.

(h)(5)(b)         Form of Fee Waiver Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 17, 2005 (Accession Number 0001047469-05-015040).

(h)(5)(c)         Fee Waiver Agreement for the JPMorgan Highbridge Statistical Market Neutral Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(h)(5)(d)         Fee Waiver Agreement for the JPMorgan Intrepid Long/Short Fund and JPMorgan Strategic Small Cap Value Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(h)(5)(e)         Fee Waiver Agreement for the JPMorgan SmartRetirement Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(h)(5)(f)          Fee Waiver Agreement for the R Class shares of the JPMorgan Trust I funds listed on Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(h)(5)(g)         Form of Fee Waiver Agreement for the C Class Shares of JPMorgan International Value Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2006. (Accession Number 0001145443-06-002202).

(h)(5)(h)         Fee Waiver Agreement for the JPMorgan International Realty Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(h)(5)(i)         Form of Fee Waiver Agreement for the new Funds being registered in Post-Effective Amendment No. 46. Filed herewith.

(h)(5)(j)         Form of Fee Waiver Agreement for the JPMorgan Tax Aware Real Return SMA Fund. Filed herewith.

(h)(6)             Indemnification Agreement. Incorporated herein by reference to the Registrant’s Registration Statement filed on February 18, 2005 (Accession Number 0001047469-05-004230).

(i)                   Opinion and Consent of Counsel. Filed herewith.

(j)(1)              Consent of Counsel. Filed herewith.

(j)(2)              Consent of independent registered public accounting firm. N/A

(k)                  Not applicable.

(l)                    Certificate of Sole Shareholder. Incorporated by reference to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A as filed with the Commission on February 27, 2003.

(m)(1)             Combined Amended and Restated Distribution Plan. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 15 to the Registration Statement on September 29, 2005 (Accession Number 0001047469-05-023624).

(m)(2)            Schedule B to the Combined Amended and Restated Distribution Plan, amended as of November 16, 2006. Filed herewith.

(n)(1)             Combined Amended and Restated Rule 18f-3 Multi-Class Plan, including Exhibit B, amended as of June 15, 2006. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2006 (Accession Number 0001145443-06-002202).

(n)(2)             Exhibit B, amended as of November 16, 2006, to the Combined Amended and Restated Rule 18f-3 Multi-Class Plan. Filed herewith.

(o)                  Reserved.

(p)                  Codes of Ethics.

                       (1) Code of Ethics of J.P. Morgan Mutual Fund Series. Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A as filed with the Commission on December 15, 2004.

                       (2) JPMIM Code of Ethics. Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 5 to the Trust’s Registration statement on Form N-1A as filed with the Commission on December 15, 2004.

                       (3) Code of Ethics for One Group Dealer Services, Inc. Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A as filed with the Commission on December 15, 2004.

(99)(a)            Powers of Attorney for the Trustees. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the

Securities and Exchange Commission on April 28, 2006 (Accession Number 0001047469-06-005962).

(99)(b)           Power of Attorney for Stephanie J. Dorsey. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(99)(c)            Power of Attorney for George Gatch. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 28, 2006 (Accession Number 0001047469-06-005962).

Item 24. Persons Controlled by or Under Common Control with the Registrant

Not applicable.

Item 25. Indemnification

Reference is made to Section 5.3 of Registrant’s Declaration of Trust. Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

See “Management of the Trust” in Part B. The business or other connections of each director and officer of J.P. Morgan Investment Management Inc. is currently listed in the investment advisor registration on Form ADV for J.P. Morgan Investment Management Inc. (File No. 801-21011) and is incorporated herein by reference.

See "Management of the Trust" in Part B. The business or other connections of each director and officer of JF International Management Inc. is currently listed in the investment advisor registration on Form ADV for JF International Management Inc. (File No. 801-41622) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director and officer of Highbridge Capital Management, LLC is currently listed in the investment advisor registration on Form ADV for Highbridge Capital Management, LLC (File No. 801-64368) and is incorporated herein by reference.

Item 27. Principal Underwriter

(2)               Effective February 19, 2005, JPMorgan Distribution Services, Inc. became the principal underwriter of the Registrant’s shares. JPMorgan Distribution Services, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. JPMorgan Distribution Services, Inc. is located at 1111 Polaris Parkway, Columbus, Ohio 43271. Effective February 19, 2005, JPMorgan Distribution Services, Inc. will act as the principal underwriter for the following additional investment companies:

J.P. Morgan Fleming Mutual Fund Group, Inc.

J.P. Morgan Fleming Series Trust

J.P. Morgan Mutual Fund Group

J.P. Morgan Mutual Fund Investment Trust

J.P. Morgan Series Trust II

JPMorgan Trust I

JPMorgan Trust II

JPMorgan Value Opportunities Fund Inc.

Undiscovered Managers Funds

JPMorgan Insurance Trust

(2)                  The directors and officers of JPMorgan Distribution Services, Inc. are set forth below. The business address of each director or officer is 1111 Polaris Parkway, Columbus, Ohio 43271.

Name with Registrant	Positions and Offices With JPMorgan Distribution Services, Inc.	Positions
George C.W. Gatch	Director, President	President
Michael R. Machulski	Director, Vice President & Treasurer	None
Robert L. Young	Director, Vice President	Senior Vice President
David J. Thorp, Jr.	Vice President	None
James C. Berry	Vice President & Secretary	None
Nancy E. Fields	Vice President	Assistant Secretary
Jessica K. Ditullio	Assistant Secretary	Assistant Secretary
Anthony J. Horan	Assistant Secretary	None
Frank J. Drozek	Assistant Treasurer	None
Christopher J. Mohr	Assistant Treasurer	None

(c)                  Not applicable.

Item 28. Location of Accounts and Records

All accounts, books, records and documents required pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

J.P. Morgan Investment Management Inc., the Registrant’s investment adviser, at 245 Park Avenue, New York, NY 10167 (records relating to its functions as investment advisor).

J.P. Morgan Fund Distributors, Inc., the Registrant’s distributor (through February 18, 2005), 245 Park Avenue, New York, New York 10167 (records relating to its functions as distributor).

JPMorgan Distribution Services, Inc., the Registrant’s distributor (effective February 19, 2005), at 1111 Polaris Parkway, Columbus, Ohio 43240 (records relating to its functions as distributor).

JPMorgan Chase Bank, N.A. at 3 MetroTech Center, Brooklyn, New York 11245 (records relating to its functions as shareholder servicing agent (through February 18, 2005), custodian and administrative services agent (through February 18, 2005)).

JPMorgan Funds Management, Inc., the Registrant’s administrator (effective February 19, 2005), at 1111 Polaris Parkway, Columbus, Ohio 43240 (relating to its functions as administrator).

DST Systems Inc., the Registrant’s transfer agent (through February 18, 2005), 210 West 10th Street, Kansas City, MO 64105

Boston Financial Data Services, Inc., the Registrant’s transfer agent (effective February 19, 2005), at 2 Heritage Drive, North Quincy, Massachusetts 02171.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust I, has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 17th day of November, 2006.

JPMORGAN TRUST I
By: George C.W. Gatch*
George C.W. Gatch President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on November 17, 2006.

Fergus Reid, III*	Marilyn McCoy*
Fergus Reid, III Trustee and Chairman	Marilyn McCoy Trustee

William J. Armstrong*	William G. Morton*
William J. Armstrong Trustee	William G. Morton Trustee

Roland R. Eppley, Jr.*	Robert A. Oden, Jr.*
Roland R. Eppley, Jr. Trustee	Robert A. Oden, Jr. Trustee

John F. Finn*	Frederick W. Ruebeck*
John F. Finn Trustee	Frederick W. Ruebeck. Trustee

Matthew Goldstein*	James J. Schonbachler*
Matthew Goldstein Trustee	James J. Schonbachler Trustee

Robert J. Higgins*	Leonard M. Spalding, Jr*
Robert J. Higgins Trustee	Leonard M. Spalding, Jr. Trustee

Peter C. Marshall*
Peter C. Marshall Trustee

By Stephanie J. Dorsey*	By George C. W. Gatch*
Stephanie J. Dorsey Treasurer	George C. W. Gatch President

*By /s/ John T. Fitzgerald
John T. Fitzgerald Attorney-in-fact

Exhibit Index

Exhibit No.	Description
(a)(4)	Amended Schedule B, dated November 16, 2006, to the Declaration of Trust dated November 5, 2004.
(d)(2)	Form of Amended Schedule A to the Advisory Agreement (amended as of November 16, 2006).
(d)(4)	Form of Investment Sub-Advisory Agreement for the JPMorgan China Region Fund and the JPMorgan India Fund.
(d)(5)	Investment Sub-Advisory Agreement for the JPMorgan Asia Equity Fund.
(e)(3)	Form of Amended Schedule B to the Distribution Agreement, amended as of November 16, 2006.
(e)(4)	Form of Amended Schedule C to the Distribution Agreement, amended as of November 16, 2006.
(e)(5)	Form of Amended Schedule D to the Distribution Agreement, amended as of November 16, 2006.
(e)(7)	Form of Amended Schedule F to the Distribution Agreement, amended as of November 16, 2006.
(g)(3)	Form of Amended Schedule A to the Global Custody & Fund Accounting Agreement (amended as of November 16, 2006).
(h)(1)(c)	Form of Amended Schedule B to the Administration Agreement (amended as of November 16, 2006).
(h)(2)(b)	Form of Appendix A to the Transfer Agency Agreement (amended as of November 16, 2006).
(h)(3)(b)	Form of Amended Schedule B to the Shareholder Servicing Agreement (amended as of November 16, 2006).
(h)(5)(i)	Form of Fee Waiver Agreement for the new funds being registered in Post-Effective Amendment No. 46.
(h)(5)(j)	Form of Fee Waiver Agreement for the JPMorgan Tax Aware Real Return SMA Fund.
(i)	Opinion and Consent of Counsel.
(j)(1)	Consent of Counsel.
(m)(2)	Schedule B to the Combined Amended and Restated Distribution Plan, amended as of November 16, 2006.
(n)(2)	Exhibit B, amended as of November 16, 2006, to the Combined Amended and Restated Rule 18f-3 Multi-Class Plan.